Loan ID	LOANID	LOANID2	AMC Id	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer	Delinquency Status
208025522	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower promises to pay. On 10/XX/2018, the borrower went over their repayment plan and stated they may be able to start in November. There is no evidence the borrower started the repayment plan.
Borrower called 2/XX/19, and promised to pay $XX by 2/XX/19 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208025528	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018: The borrower called advising they were XXand their hardship was resolved. The borrower made promise to pay in the amount of $XX scheduled for 12/XX/2018. From12/XX/2018 - 01/XX/2019 there was no contact with the borrower.  On 01/XX/2019 The borrower called in to discuss the reinstatement. The borrower stated they will be able to make a payment today and again in another 2 weeks; A promise to pay was entered in the aount $XX From 01/XX/2019 - 02/XX/2019 there was no contact with the borrower. On 02/XX/219 the borrower called in to inform they will be making a payment on 03/XX/2019; provided the total amount due and address was verified. From 02/XX/2019 - 02/XX/2019 there was no contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	1/XX/2019	60
208025518	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower was called and scheduled a payment for 01/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower sent in 2 payments in February 2019 to bring account current.	2/XX/2019	2/XX/2019	0
208025524	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Authorized 3rd party called to made payment of XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute resolved
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208025547	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to discuss delinquent HOA fees.  Agent advised borrower is responsible for the fees and to contact the HOA office to find out if there is payment plan that could be set up.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing a late fee due to the reported disaster impact.  The fee was waived on 11/XX/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017. A claim was filed and claim funds in the amount of $XXwere released to the borrower due to being non-monitored. The claim was closed on 02/XX/2019.	2/XX/2019	2/XX/2019	0
208025564	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to schedule a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number  XX.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 11/XX/17, No damages after disaster impact from hurricane.	2/XX/2019	2/XX/2019	Bankruptcy
208025562	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in for year end statement. Reason for default, work is slow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2018 reflects that the property was located in a FEMA natural disaster area due to XX. No property damage was reported.	2/XX/2019	2/XX/2019	60
208025571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Received email from borrower inquiring about unapplied payments. Have payments actually been applied to my account. or sitting in unapplied? Advise as of date of message suspense balance is $XXr more clarification I have attached payment history to email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208025582	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed and resolved on 05/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208025585	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to see if the payment was returned as their bank is reporting. The agent advised not at this point.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208025616	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Called Borrower in to make a payment.  Discussed options to bring account current.  Borrower stated will think about, slow season at work and should be picking back up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2018 , however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	2/XX/2019	2/XX/2019	60
208025631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to make a payment scheduled for 09/XX/2018. On 1/XX/2019, borrower called and advised mailed two payments. Promise to pay in the amount of $XX by 1/XX/2019 via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208025634	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called and inquired about grace period and late fee/general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208025644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in and scheduled a payment in the amount of $XXfor 09/XX/2018 and a scheduled payment in the amount of $XXfor 09/XX/2018 in order to bring the account current. The borrower stated principal mortgagor was ill and in the hospital.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208025649	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called 2/XX/2019 to make a payment; program options provided;.debt transaction noted on 2/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208025669	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  02/XX/2019 Commentary shows Bankruptcy activity.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208025689	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018 the borrower stated was attempting to bring the account current. The agent spoke to the borrower about a payment plan and borrower insisted that they would be brining the account current on their own. The borrower stated they have some medical bills and that borrower is the only one working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208025697	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Per last borrower contact, borrower agreed to payment on 8/XX/2018.  Since then there have been many attempts to contact the borrower during the review period, but contact has not been established the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208025699	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  There is a note about contacting the borrower on 01/XX/2019 but no details were provided. On 12/XX/2018 the borrower called in to request assistance with online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called in on 10/XX/2016 to report roof damage and stated had a claim check for $XXhe claim funds were endorse and released to the borrower on 11/XX/2016.  The status of repairs were not provided.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017. No disaster damage was reported.	2/XX/2019	1/XX/2019	0
208025702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called 1/XX/2019.to make a payment. Illness of borrower noted 1/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208025704	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Customer called to ensure there was a payment made. Customer informed reason for default was curtailment of income. Also the borrower had a XX and was waiting for disability for 2 years. Both borrowers were without jobs, but now both borrowers do have jobs. The hardships have been resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208033537	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to say wanted to note on loan that borrower intends to make a payment end of month to bring loan current.  Borrower scheduled a payment for 1/XX/2019
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower requested late fees to be removed on 01/XX/2018.. Fees removed on 01-XX-2018 due to account being brought current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208033538	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower stated they will make the September payment and will have to check on when they will be able to make the October payment. Borrower stated they have been behind for over a year now. The servicer advised they would send the borrower the modification forms.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Systemic comment that trial plan payment disputed.  Dispute has not been referred to again and subsequent payment plans have been made.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208033549	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Servicer spoke to the borrower regarding account and regarding defaulting on program.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes reflect on 1/XX/2018 that there was a payment dispute.  Customer was to be put on a reset plan.  The reset plan was rejected due to borrower making two payments in one month.  The servicer attempted to set the reset plan back up. Notes from 1/XX/2018 reflect the trial plan default was disputed as borrower had made all trial payments according to speed pay system.  Appears servicer resolved dispute as note from 1/XX/208 reflects payment deferral offer booked.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208025850	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to schedule a payment for 2/XX/19. the borrower stated the delinquency was caused by the way they get paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208025862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Inbound: Borrower explained reason for default as sickness which caused unemployment for sometime.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208025863	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower scheduled a payment in the amount of $XXor 11/XX/2018.   Borrower called 02-XX-2019 to make a payment, but does not appear he made by 02-XX-2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208025866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  the customer called and provided a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208025877	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower requested a 401(k) letter; borrower stated loan will most likely be brought current the following month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208025892	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower setup a repayment plan for 5 months iao XX and Jan XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Balance dispute, corrections made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited notes on the bankruptcy, no case #, filing or exact discharge date given
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208025908	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower said she is working on getting money to pay from family and will then try to pay sept by end of month to get current. Asked if working, yes and that she got behind but did not go into details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments on 04/XX/2016 and 05/XX/2016 referenced the property was located in a disaster zone. No sign of damages from the incident. Later comments on 09/XX/2017 indicated the property was located in another disaster zone. No sign of damages from the storm. On 08/XX/2018 the borrower called to report a claim due to the roof was leaking and issues with the foundation. The borrower clarified on 08/XX/2018 the damages were caused by hail on 04/XX/2018. The claim was classified as non-monitored. The funds in the amount of $XX were endorsed and released to the borrower. The claim was closed per notes dated 09/XX/2018.	2/XX/2019	2/XX/2019	60
208025913	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called 2/XX/2019 to to make a payment and wanted to set up a repayment plan to help from the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208025920	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to inquire about payment and modification information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208025708	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Commentary states borrower called in to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208025917	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The servicer returned the borrower's voicemail. The borrower had questions on SCRA notice, and was advised they must be active duty. The borrower said they would make a payment on 12/XX/2018 for 2 months.  Borrower stated on 01/XX/2019 excessive obligations, borrower is on fix income but wants to keep property.  Discussed options to bring loan current.  Advised borrower due to December and January, scheduled December payment and put in Modification request.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208025716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in and requested forbearance plan.  Borrower provided RFD and occupancy.  Plan set up for 4 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208025712	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to make a payment and advised on delinquency status along with repayment plan options. The customer confirmed is waiting on tax returns to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208025740	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to see if any funds were remaining in the account and was advised no.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208025747	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in regarding the demand letter.  The servicer verified the last payment that was received and the default letter has been cancelled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208025768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Comments show borrower called in requesting loan number so they could access the website.  Said spouse had an illness which led to a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208025776	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to make a payment for $XXn 09/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau Dispute.  Credit correction- payment history 05/XX/2018.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208025780	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called 6/XX/17 regarding a returned payment.  Borrower was advised he could set up payments online, and lender helped with account setup.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208025792	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower stated that they have been out of work due to illness but has no returned. The borrower expressed interest in a deferral and was informed that this was not an option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208025791	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower provided the reason for default as energy/environment cost and did not know about the late fee in July. The borrower scheduled a payment for 9/XX/18 and stated he will make another payment on the XX.  On 02/XX/2019 - borrower called with a promise to pay $XXby 03/XX/2019 stating RFD - excessive obligations for reason of delinquency.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the payment status and was advised the July payment was returned for NSF.  The borrower stated will bring the loan current by the end of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2018. No damage was reported.	2/XX/2019	2/XX/2019	0
208025800	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 -- Spoke with authorized third party.  Agent advised of 3rd Repayment plan payment due this month. Authorized third party advised payment already scheduled online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208025810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower set-up the payment for November.  The borrower stated set-up the payment for December but did not post on the account but the funds came out of the borrower's account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208025813	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to make the November payment on the account, and stated their father passed away.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208025808	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Authorized third party stated only due for month of August and will get it in by end of month; promised to pay $XXy 9/XX/18 via web scheduled 8/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208025820	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in due to a previous payment that should have been cancelled.    Requested to cancel previous repayment plan payments  and to schedule new payments for February and March payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208025833	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  10/XX/18-Comments show servicer made contact with borrower regarding loan status and payments. Servicer confirmed a modification package was sent out for them to review and return.
01/XX/19 Borrower called to schedule payments for 02/01 & 02/28 in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208025924	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The servicer contacted the borrower and the borrower made arrangements to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/2017; no evidence of damages.	2/XX/2019	2/XX/2019	60
208025937	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called and discussed repayment options, set up a repayment plan and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208025935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a payment.
01/XX/2019 - The borrower called to inform she has recently been in and out of work.Also, setup payments and discussed a reinstatement.
02/XX/2019 - The borrower called to get help making online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208025936	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208025942	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 02/XX/2018 the borrower called to make a payment of $XXon 02/XX/2018 via speedpay.  The servicer processed the payment and advised borrower of ACH options available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208025957	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  2/XX/19 Borrower contacted borrower completed promise to pay in the amount of $XXchedule for 2/XX/19. Borrower stated is slow and income has been reduced. Borrower just wanted to make a payment. Borrower also advised 88 year old father lives in property and he can not move him out. Borrower said will be making 2 payment each month starting next month to catch up. Hardship not resolved. Representative made borrower aware of the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208025964	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Borrower called to make a payment and to schedule future payments. Borrower declined workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  12/XX/2018 Commentary shows there was a Bankruptcy discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208025969	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer stated the reason for default was excessive obligations due to their son was living in the home but not making payments. Now their nephew is living there and is planning on making two payments. The hardship is resolved. The authorized third party made two payments. A reinstatement and repayment plan were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XX noted on 09/XX/2018. No damages were reported.	2/XX/2019	2/XX/2019	0
208025971	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Tax Sale- Per comments dated 05/XX/2018, property was scheduled for a tax sale on 06/XX/2018. The total amount due is $XX A request was submitted for the approval to pay taxes. Per comments dated 07/XX/2018, tax payment was denied. Unable to determine if the customer paid the taxes.	2/XX/2019	2/XX/2019	Bankruptcy
208025987	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and went over the modification process and repayment plans.  The borrower stated that they'd be interested in a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208025996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower advised the RFD is due to Unemployment and made a payment for $XX. The borrower also promised to pay $XX by 03/XX/2019 via Bill Pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026013	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Authorized third party called and scheduled a payment for 1/XX in the amount of  $XXand one for 2/X in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026016	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to reduce payment scheduled for tomorrow to $XXn with no late fees.  Scheduled another payment for 3/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026022	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to schedule a payments and discuss repayment plan.  Agent took financials, but borrower does not have enough disposable income to complete a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2018.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026033	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The servicer called and spoke with the borrower for intent. The borrower stated intent is to keep and is planning on making two payments this month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further bankruptcy information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026061	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Representative advised the authorized third party attorney of modification denial as borrower did not return required documents. Authorized third party advised they haven't had a recent contact with the borrower and did confirm received modification documents and would forward over to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/2017; no damages noted.	2/XX/2019	2/XX/2019	Bankruptcy
208026072	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026077	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called with credit dispute.  Borrower has a discharged bankruptcy but not clear on why credit reporting has not been restored.  Explained to borrower in detail.  Advised borrower to contact their bankruptcy attorney who represented them to clear this up.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called with credit dispute.  Borrower has a discharged bankruptcy but not clear on why credit reporting has not been restored.  Explained to borrower in detail.  Advised borrower to contact their bankruptcy attorney who represented them to clear this up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicated a prior discharged Bankruptcy.  Chapter, Case number, filing date and discharge date not located in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower advised she will make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026107	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a payment on the account and provided the reason for default as payment dispute.
01/XX/2019 - The borrower called and scheduled a payment.
02/XX/2019 - The servicer called and was informed that the borrower is now back working and will make a payment online. Also, was informed of reinstatement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026117	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  It appears there is a prior Bankruptcy outside of the review period - no data except CFPB Bankruptcy Discharge letter sent - no further information.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property located in XX disaster area as noted on 11-XX-2017. Damage inspection revealed no damage on 12-XX-2017.	2/XX/2019	2/XX/2019	30
208026131	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The customer stated reason for default was illness of daughter. Customer had to miss work to help care for their daughter. Customer was aware they were past due and also had the funds in the bank that day. Customer stated they planned to bring account current soon. Reinstatement, repayment plan, and modification were discussed. The customer scheduled a payment for 2/XX/2019 and 2/XX/2019. The customer stated they know they had an insufficient funds for a payment, but they made a payment that day. The customer stated they would call back on 2/XX/2019 to set up a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower advised they will make a payment via the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026168	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to request a payoff quote, stated the reason for default previously was due to the property being a rental and did not have it rented.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026174	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  An authorized third party called in and made a payment. A promise to pay was made to make a double payment in February 2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The comments on 09/XX/2018 referenced the property was located in the FEMA zone for XX. No sign of damages.	2/XX/2019	2/XX/2019	30
208026177	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to ask about minimum payment to stop demand letters.  Agent reviewed workout options with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026206	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 2/XX/2019 the customer stated reason for default was payment adjustment, but that that there really was no hardship. They stated a payment would be made. They scheduled a payment for 2/XX/2019. Later on 2/XX/2019 the customer was called and they stated they thought their spouse already scheduled a payment and would check with them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower inquired about a Modification and promised to pay $XXeffective 9/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026220	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Property is located in a disaster area due to hurricane and disaster inspection shows no damage dated 12/XX/2017.	2/XX/2019	2/XX/2019	30
208026232	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026234	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower's spouse made an inquiry regarding payment information. 1/XX/2019- Spoke with bwr regarding billing advised bwr about adjustment and gave number for refi
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208026267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower contacting lender to set account to auto pay and bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026270	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to schedule a payment on the account and stated the reason for default was due to income reduction. The borrower was looking for foreclosure alternatives.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  The borrower called in on 04/XX/2017 to have a claim check in the amount of $XXendorsed.  The claim was classified as monitored.  There is no evidence of funds being received.  The comment dated 05/XX/2018 notes loss draft needs to be contacted for claim checks.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Limited information noted on damage. Comment on 04/XX/2017 reflects claim on property in the amount of $XX. No other details noted on this.	2/XX/2019	2/XX/2019	60
208026278	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/XX/2019, an authorized third party called in and wanted the copy of the modification documents that was done in January 2017.  The party set up a payment for the December payment on 2/XX and the January payment for 2/XX.  The party will call back for the February payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called in to initiate a claim on 09/XX/2018 and was advised to call back with claim check information.  An insurance letter was received on 09/XX/2018 and the claim was closed out on 09/XX/2018 due to no receipt of funds.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2018.	2/XX/2019	2/XX/2019	60
208026300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Associate made contact with borrower and advised of the option to defer a payment. Borrower stated they would be making a payment in the 2 weeks and was not interested in the defer payment option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called to make payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026335	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The authorized third party called to update the new insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 9/XX/2017. No damage was reported.	2/XX/2019	2/XX/2019	60
208026352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke to borrower about amount due, and borrower stated not sure about payment or fees.  Borrower does not speak much with tenants.  Agent explained demand letter to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026361	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Talk to other party states to hold and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	90
208026367	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in promised to pay $XX by 9/XX/17 via speed pay; discussed payment options, reason for delinquency due to fraud in his bank, and removed old number and replaced with two updated borrower phone numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is fraud.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026372	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  the borrower was contacted for the payment due and stated they didn't know how the account became delinquent. the borrower indicated that the spouse took care of the account.  The borrower also stated they would try to get a payment made on 12/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: the loan was reinstated 3/XX/17 $XX.25	2/XX/2019	2/XX/2019	60
208026376	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Last contact with the borrower they wanted to know how much to pay to bring account current. Borrower advised wire 1200.00 on 08/XX/2018. Borrower was advised have not gotten wired funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026408	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to see about a repayment plan and said there is an illness in the family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	2/XX/2019	2/XX/2019	60
208026407	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer requested a copy of the information statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 09/XX/2017. No damages were reported.	2/XX/2019	2/XX/2019	Bankruptcy
208026413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Borrower called to make a payment and to bring account current. Reinstatement was discussed with the Borrower and other options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026430	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to make a payment and discussed reinstatement. The borrower stated the RFD was due to illness and that the hardship was resolved. The borrower scheduled two payments in the amount of $XXor 03/XX/2019 and 03/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026440	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  10/XX/2018 outbound call, borrower advised, made a payment online today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 1/XX/2019, the customer needed to reinstate the account and requested the late fee to be waived.  The request was submitted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026453	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called about their escrow surplus.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026468	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments from 2/XX/19 indicates borrower called to schedule repayment plan payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA declared disaster area due to XX as noted on 10/XX/2018. FNMA Flex modification was booked 08/XX/2018.	2/XX/2019	2/XX/2019	60
208026472	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower spoke to the servicer and made a payment.  They did not want to go over workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  A 45 day bankruptcy discharge solicitation was noted on 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026482	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Outbound call to the borrower resulted in the borrowers financial situation being assessed and exploration of options to avoid foreclosure. Borrower states the late payments was due to death in family. Borrower was provided with the HUD contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/XX/2019, the borrower called in to confirm the modification was booked and to confirm the payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026505	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026506	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called because she had questions concerning her account payment; also wanted to request refinance, transferred to refinance department.  On 02/XX/2019 borrower called with questions regarding escrow shortages.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/2017; no evidence of damages.	2/XX/2019	2/XX/2019	0
208026511	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer stated reason for default was servicing problems. They scheduled a payment for the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026527	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to inquire about suspense funds and was informed it was due to escrow decrease.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017. No damage was reported.	2/XX/2019	2/XX/2019	60
208026537	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower scheduled a  Trial payment for $XX on 2/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026571	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make payment of XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called to discuss account payment and to find out how many years left on loan  an inquired bout paying off the loan faster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026603	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound call to borrower to discuss current account situation, borrower stated fell on hard time, will make payment once fund is available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a discharged bankruptcy; however details of the bankruptcy not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026606	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated that they would make a payment by the end of the month. The borrower also went over options for retention.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Last contact with borrower was for a payment being made.  Borrower made a double payment to work towards catching up.  Repayment plan is too expensive at this time according to notes.
Last option discussed with borrower on 10/XX/2017 was a payment deferral.

Called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026631	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower made payment arrangements with the servicer and expressed that the reason for default was due to loss of income and has since been resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: 10/XX/2017 Property is located in a disaster area disaster inspection indicates no damage.	2/XX/2019	2/XX/2019	30
208026633	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make a payment in  he amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Florida XX (XX) declared on September XX, 2017. No Damage Found due to Disaster.	2/XX/2019	2/XX/2019	60
208026652	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  06/XX/2018: borrower called and wanted to discuss workout options and get back on track.  Servicer discussed reinstatement, advised deferment not an option, advised loan could be reviewed for modification. Borrower stated would email financials and provide income documentation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Servicer discussed modification with borrower several times, set up in system, however borrower never submitted a full modification package.	2/XX/2019	2/XX/2019	60
208026663	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to verify post pet 6/XX/18; confirmed payment posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026665	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Discussed possible options for payment with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026704	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was advised the final documents are pending to go out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026702	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower promised to pay $XXy 02/XX/2019 via Money Gram.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Borrower payment issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026701	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to inquire about general account information and to discuss their billing statement. The borrower was advised that two attempts were made to draft payment. The borrower stated they will contact their bank and had no additional questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: 10/XX/18 comments indicate the borrower lost their job	2/XX/2019	2/XX/2019	60
208026713	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was sent an incomplete package notice for their loss mitigation application.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a credit correction request.  The correction was made and a payment history provided.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: The borrower reported hail damage on 06/XX/2017 with a new claim. Claim funds in the amount of $XXwere endorse and released to the borrower on 06/XX/2017 due to the claim being classified as non-monitored. Additional funds in the amount of $XXwere released to the borrower on 08/XX/2017.	2/XX/2019	2/XX/2019	30
208026758	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026760	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  09/XX/2018 -- Borrower called - options discussed -- promises to pay $XXy 09/XX/2018 via Web
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026763	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and discussed the terms of the modification and they stated that they would refinance to get out from under the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026774	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in wanting to know why scheduled payment is not showing on website. Borrower ptp 1186.53 by 2-XX-19 via web. Agent went over transaction history, workout options and demand letter that expired 3-XX-18. Agent then explained that 2 payments would need to be processed by end of month to cancel demand letter and borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026775	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower call in regards to funds in the suspense account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026778	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called to let us know that will be making a payment on the XX.  The customer had made 2 payments for June and July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026793	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Authorized third party called in to schedule payment  for $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	90
208026798	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower contacted about account. Borrower plans on making a payment before the end of the month. Servicer discussed options with borrower to avoid foreclosure and provided borrower with the number to reach a HUD certified counseling agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026821	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in for a 1098 for the years of 2016 and 2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026822	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to say they do not want the mod and that they will bring the account current on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026841	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Most recent conversation with borrower was inbound call.  Payment scheduled for 2-XX-19.  Property is occupied.  Repayment plan was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026846	3	[3] Vacant Property - Unsecured [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Commentary states borrower called in regarding payment information and for your end tax information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated that they made a payment that was sent back.  The servicer indicated that the payment is showing on their side and they will attempt to pull the payment again.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called on 9/XX/18  to obtain the tax bill fax number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026869	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The servicer contacted borrower for payment on account. Borrower agreed to pay $XXby 04/XX/2017 via bill pay. Borrower stated the RFD was due to excessive obligations due to medical bills for their child and they should be able to bring the account back to current on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026873	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower advised that they are waiting on the co-borrower to sign the will before the document is sent back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026874	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called, returning automated call.  Advised borrower was a payment reminder, but borrower states already made payment. Requested letter to be sent confirming loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 07/XX/2018. No damages were reported. Comments referenced prior wind damages occurred on 04/XX/2018. A non-monitored claim was filed. The funds were released on 09/XX/2018 and the claim was closed.	2/XX/2019	2/XX/2019	0
208026877	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 Borrower was called to discuss account. Borrower schedule a payment and was advised of  Repayment plan.  Other work options were also discussed for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026922	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called regarding a past due notice received. The  borrower was advised a payment was received on 1/XX/2019 but the loan is still past due. The borrower advised he cannot afford a repayment plan at this time but will make another payment by 2/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026924	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  A third party called to make a payment in the amount of $XXto bring the account completely current. On 02/XX/2019 the account noted modification start date 06/XX/2019. On 02/XX/2019 the account noted third trial payment was made.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 05/XX/2018 the borrower filed a payment disputed stating they thought the auto pay was active on the account. The servicer advised it was rejected. The borrower made a payment at that time. There was no further mention of the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026946	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Agent called borrower to discuss account. Borrower advised working to bring account current.  Agent offered repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is MFR filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026978	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208026979	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208026993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Commentary states borrower called in to return call from servicer. Borrower advised will be sending payment as discussed with loan specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208026998	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Called borrower, promised to pay by 3/XX/2019 via website, spouse ill and has been in hospital since 1/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Trial Plan default disputed.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027004	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Customer called because they wanted to change home owner insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027028	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  called borrower set up promise to pay for $XX by 03/XX/2019 via IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower promised to pay $XX by 04/XX/2019 via the Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208027066	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower wanted to know if they make a partial payment will it stay in suspense  until they make the rest of the payment.
On 01/XX/2019 borrower contact requesting payment history due to tax and insurance increases due to this not being her primary residence. Borrower wants to retain the property and discussed workout options scheduled a payment for 01/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to XX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.
							A prior claim was filed for roof damage and was closed with a 99% inspection received on 12/XX/2016.	2/XX/2019	2/XX/2019	60
208027080	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Commentary states borrower called in to schedule payment on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau dispute
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027104	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The authorized third party spoke with an agent and stated that the reason for default was due to the death of borrower 1. The executor of the estate/ authorized third party stated they could do one payment per month on the last day. The agent explained that they needed to bring the account current. The borrower set up a payment for January and February.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027129	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in to make payment, borrower was made aware of the demand letter and stated will attempt to bring account current. 9/XX/2018 was last contact with borrower attempts made no contact evident.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027137	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last contact was made on 8/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a trial plan dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027168	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer stated their reason for default was illness and that they had not received their disability income yet. THey were counseled on the options website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027178	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to make a payment on account. Payment scheduled for 1/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Fee dispute was resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	1/XX/2019	0
208027190	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208027195	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and scheduled the payment for 10/XX/2018 for 12/XX/2018. The borrower stated they did not know when they could make the next payment and will call back the following month. 2/XX/2019 borrower called to schedule a payment for $XXn 3/XX/2019. We discussed repayment plan borrower stated hardship resolved and will make future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/2017; no evidence of damages.	2/XX/2019	2/XX/2019	60
208027198	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027199	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue appears to be resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/2017; no evidence of damages.	2/XX/2019	2/XX/2019	0
208027207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called on 02/XX/2019 to reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208027212	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Most recent conversation with borrower was borrower scheduling payment and noting property is owner occupied.  Reinstatement completed with payment made.  Reason for delinquency obtained as Curtailment of income. Last contact with borrower 7/XX/2018 contact attempts made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027218	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower was contacted to follow up on loan modification application. Requested list of document send via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027219	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was advised of workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027229	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called go over the 1098 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower stated will make payment by 12/XX/2018.   On 12/XX/18 borrower stated will make payment on 12/XX/18.  On 02/XX/2019 borrower stated job was lagging.  Borrower made promise to pay 2/XX/19, borrower did not get confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208027267	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to ask if they could change the first payment date of the upcoming modification and was advised that this was not an option. last contact with borrower 5/XX/2018 contact attempts made.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is trial  plan default dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  trial plan default dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208027272	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a payment on 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is energy - environment cost.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027282	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower contacted the servicer on 01/XX/2019 to schedule a payment on 02/XX/2019 in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XX Severe Storms and Flooding (XX) declared on March XX, 2016.	2/XX/2019	2/XX/2019	60
208027283	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Commentary states bankruptcy calls but no detailed bankruptcy information referenced
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Online account and payment were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208027316	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to find out when payment was set up.  Verified 2/XX/2019. Borrower states does not get paid until 3/XX/2019, will re-schedule payment for 3/XX and schedule another for 3/XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	90
208027319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called to request program and rep advised reset is available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208027322	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/XX/2019 spoke to the borrower and advised of the total amount due. The borrower stated will call back in one hour and pay one payment for today. The borrower change the amount that would be paid and how it would be paid. The borrower stated just got behind on bills. Advised the borrower of the late fees and calls. Discussed reinstatement, repayment plan and a loan modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit correction-Payment history
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called and advised RFD (Excessive obligations). Promised to pay $XXby 2/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208027344	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower contacted the servicer on 11/XX/2016 to authorize a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027343	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in 3 payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower wanted to dispute late fees.  Servicer advised to send in written dispute.  No further follow up on the matter by the borrower.  Issue appears to be resolved. 2/XX/2019 borrower called to schedule payment of $XX5 for 2/XX/2019 to bring account current. 2/XX/2019 borrower called to make sure payment was received and account is caught up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Disaster (unknown type) referenced in comments on 08/XX/16. No damage/impact noted.	2/XX/2019	2/XX/2019	0
208027361	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in about the default letter they received.  Payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027374	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to discuss account and wanted to know when loan is going to mature and amount of original principal balance and was advised of info; also had questions about previous BK filed and how that affects her property as well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027377	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 05/XX/2018, the borrower called and stated will be making the payment late hopefully by 05/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to discuss the deferral program. No contact with borrower since 4/XX/2018 not attempting to contact borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208027427	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to inform unable to work due to back injury and to discuss delinquency of account; discussed short sale and Deed in Lieu. 1/XX/2019 borrower called discussed modification reinstatement program. Borrower is struggling due to being out of work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027466	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to inquire about general account information and verified property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/2018; no evidence of damages.	2/XX/2019	2/XX/2019	30
208027476	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Authorized third party called in stating have trouble making payment online and needs online password reset and states will make payment for 8/XX today and will try to make 9/XX payment by end of the month RFD curtailment of income.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster inspection was ordered on 11/XX/2016; a note dated 11/XX/2016 reflects no damage was found. A state-wide late-charge waiver due to XX was mentioned on 09/XX/2018.	2/XX/2019	11/XX/2018	0
208027505	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower was impacted by hurricane as noted on 05/XX/2018. No damage noted in the comments from the hurricane.
							Prior comments on 10/XX/2016 noted flood damage in which the borrower fix it themselves. 100% inspection was received on 02/XX/2017.	2/XX/2019	2/XX/2019	60
208027520	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in for payment and insurance information. Agent also provided information for borrower to send money order for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027521	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to make a payment promise and to advise was bringing the loan current the following month.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208027543	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Commentary states borrower called in to request the loan number for online access. Borrower advised ex-spouse lives in the property and does not know the reason for default.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue appears to be resolved.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	90
208027554	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 7/XX/2018, the customer called to verify if a late fee was charged.  The customer was advised that it had been.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208027561	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  spoke with borrower, advised of total amount due and said would pay today. RFD Curtailment of Income-said account went a little low had unexpected bills to pay. lives in home not HOA Payment amount 975.17// 02/XX/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208027569	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027571	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Authorized third party called, mailed payment 2/XX/2019.  Just started job and trying to make payments, had been unemployed. Promised to pay $XX3/XX/2019 via mail.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027581	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to schedule a payment to be drafted on 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208027601	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to inquire about reinstatement and made a promise to pay $XXby 08/XX/2018 via wire.   2/XX/2019- Bwr called in see if RI funds had been received adv bwr that funds were received
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018-Late fees were waived due to XX impact. No damages were reported.	2/XX/2019	2/XX/2019	0
208027604	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower advised that he will mail a check
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 spoke to the borrower and advised of the total amount due and due for January for $XX The borrower asked about sending in $XXevery month. Advised the borrower anything additional goes toward the late fee balance. The borrower asked about putting additional funds towards the late fees first and then towards the balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Spoke with borrower on 3/XX/2016 about a second lien modification	2/XX/2019	2/XX/2019	0
208027608	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027624	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make payment. 2/XX/2019 paid $XX 2/XX/2019 processed payment. Offered payment plan borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make a payment and inquired about online payment and claims will make escrow deposit
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208027686	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The authorized third party called to get web access. The representative explained web is restricted in active bankruptcy and also gave information to make payments via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2018.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  No case # given in comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208027683	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to make a payment, advised that reason for default is a car accident. The borrower stated that they will be sending in a payment for $XXnd will be paying for August before the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208027691	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027705	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Called borrower.  Payment scheduled for 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area. No damages were reported.	2/XX/2019	2/XX/2019	60
208027709	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in for year end statement information.  Borrower was provided with total due.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower citing payment dispute and not sure why payment showing behind.  Borrower made payment of 1715.19 scheduled for 12/XX/2017.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  No real bankruptcy comments other than that the loan was reflecting active ch 13 at time of modification.  No case information or closing information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208027716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208027735	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower states the reason for default was due to a loss of income but since she has a new job soon. Discussed repayment plan and reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027769	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower stated the spouse handled the account and was unaware of the account delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208027776	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027809	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 1/XX/2019, the borrower called in to make a payment and the borrower was advised of the account status, demand on the account, workout options and how the late fees are applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027813	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: The property is located in a FEMA designated zone due to XX noted on 09/XX/2018. No damages were reported.	2/XX/2019	11/XX/2018	60
208027825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Follow up call to modification denieal. Advised case is closed due to no response. Loan is now current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208027830	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in stated mailed two checks to insurance company for payment rep advised bulk chekc sent does not cover all of policy there is an additional policy, and is not due a refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Comments 10/XX/17 reflect subject located in FEMA disaster area for XX (XX). No damages were reported.	2/XX/2019	2/XX/2019	90
208027841	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower was provided with total amount due and agent then scheduled payment iao 1512.44 to be processed on 2-XX-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027850	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a promise to pay on 10/XX/2018 for the September payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 05/XX/2016.  A correction was made to the account status and payment reporting and an updated payment history was provided. 12/XX/2018- OBC to bwr regarding account bwr advise already scheduled a pmt
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The borrower reported roof damage on 02/XX/2016 that had to be fixed.  The borrower did not file a claim and the servicer recommended doing so.  The borrower noted house repairs on 04/XX/2016.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027856	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in and stated excessive obligations due to XX. They authorized payment for $XXdated 11/XX/2018. The servicer discussed modification due to disaster, but while on hold call lost.  Borrower called back cancelled payment for 11/XX and reset for $XXdated 10/XX/2018 to meet demand amount. Previous forbearance on loan, prior to hurricane loss of job created less income caused a curtailment of income. Loan is delinquent 60 plus days.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Correction completed to payment history.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX on 9/XX/17 (XX). There is no damage to the property indicated.	2/XX/2019	2/XX/2019	30
208027863	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to make their repayment plan payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027871	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower set up future payment arrangement on 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2018.  The borrower noted no property damage due to disaster.
							Prior hail damage was reported and a claim was filed. Claim funds in the amount of $XXwere received on 10/XX/2017. The bid to repair was $XX. The claim was closed with a 100% inspection received on 01/XX/2018.	2/XX/2019	2/XX/2019	60
208027891	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to advise the 2019 XX taxes are lower at $XXThe borrower faxed over the documentation for support.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027893	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Customer called to and made a promise to pay by 3/XX/2019 via bill pay. The customer stated reason for default was curtailment of income due to business was slow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208027896	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018  Inbound call borrower changed payment to today from 11/XX/18.  Was unable to make change in old system.  Borrower complete promise to pay in the amount of $XXate for 11/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Property located in a disaster area. Disaster inspection ordered on 11/XX/18 . Comments dated 11/XX/18 reflect no damage to property via inspection report.	2/XX/2019	2/XX/2019	0
208027898	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Customer called in to discuss the account status and request 1098 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208027918	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The customer called in to set up a mobile notary appointment for the pending modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208027921	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Commentary states borrower called in regarding payment information. Borrower was advised payment was applied as a payment and not principal only.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208027923	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027952	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called to schedule a payment for 2/XX/2019 to cover the December payment. The customer stated they will attempt to sign up for a repayment plan going forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027955	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 07/XX/2016 [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower made a promise to pay on 10/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputing balance.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208027956	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower wanted to cancel the payment scheduled and reschedule to a later date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208027975	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Authorized 3rd party called in for reinstatement instructions
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated was unaware auto-pay was cancelled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208027976	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower was contacted and stated they would make the November payment on 12/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2018.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  No indication of closed, discharged, dismissed or resolved bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208028001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 9/XX/2018 the borrower accepted a promise to pay $XXor the August payment and promised to make the September payment on 09/XX or 09/XX.Borrower advised they only are paid once a month and just started a part-time job. Servicer advised of the HAMP incentives.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208028000	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in promise to pay $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower had hardship due to loss of income and applied for a modification but was denied and was given a Forbearance re payment plan	2/XX/2019	11/XX/2018	30
208028004	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to change payment date from 1/XX/2019 to 1/XX/2019  for $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	90
208028021	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke with borrower in regards to claim status and process.  Borrower also informed servicer that home will be going up for sale next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	Bankruptcy
208028026	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to confirm how much it was for three payments. Promised to pay $XXby 03/XX/2019 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called in to report water damage that occurred on 07/XX/2017.  Property damage was reported on 09/XX/2017 due to XX.  Claim funds in the amount of $XX were received on 09/XX/2017.  Funds were released to the borrower on 11/XX/2017 and the claim was classified as express monitored.  The contractor bid in the amount of $XXs received on 11/XX/2017.  The claim was approved to close on 03/XX/2018 with a drive by inspection due to the borrower being non-responsive.  The damage repair amount is estimated at $XX2.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.
							The commentary dated 10/XX/2018 states the borrower has XX	2/XX/2019	2/XX/2019	0
208028042	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower provided attorney's information and asked for modification package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	Bankruptcy
208028044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower promised to make a Trial payment for the Forbearance plan in the amount of $XX by 11/XX/2018 via XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208028045	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to inquire on refinancing and general account information. There was no commitment to pay. The borrower gets paid once a month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	1/XX/2019	30
208028070	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to advise the RFD is due to Excessive Obligations and wanted to make a partial payment but did not have the routing number. The borrower advised he should be making a payment tonight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028086	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called for 1098 to be mailed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is not available in the information provided.  The commentary did not provide the bankruptcy filing date, chapter, discharge date or other details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208028093	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208028128	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Comments from 11/XX/18 indicates borrower called and setup payment  plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is fraud.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208028135	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a payment.  Options were discussed and declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028141	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  borrower called to make a payment $XX Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Reason for default on 11/XX/2018 is the death of one of the mortgagors. There is still another mortgagor still living.	2/XX/2019	2/XX/2019	60
208028149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to check status of mod application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208028150	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/19, borrower called in to male two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Disasters (unknown types) referenced in comments on 03/XX/16 and 09/XX/17. No damage/impact noted.	2/XX/2019	2/XX/2019	0
208028158	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Borrower called to schedule a payment. Reinstatement was discussed with the Borrower along with other options to avoid Foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208028165	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The servicer called and spoke with the borrower who stated will schedule the repayment plan payment in amount of $XXn 11/XX/2018 via web.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute. No further communication relating to dispute and appears issue is closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208028169	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower contacted the servicer on 11/XX/2018 to authorize a payment in the amount of $XX. The agent processed the payment and provided the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208028181	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  02/XX/2019 Last spoke to borrower when they called in bound to discuss the loan and request 1098 form.  Borrower and agent went over financial information to explore different options to avoid foreclosure. Payment in the amount of 1864.80 was scheduled and agent provided confirmation number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a payment dispute for their trial plan. The servicer researched thier dispute and found that their trial plan was rejected due to borrower making double payments in October 2017.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to California Wildfires noted on 12/XX/2018. No damage was reported.	2/XX/2019	2/XX/2019	60
208028188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to make a payment on the account and stated reason for default was due to high energy costs..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208028196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to inquire about the status of the modification documents and stated will send documents back within next few days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208028204	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to go over her insurance payment on the account and promised to pay $XXy 12/XX/2018 via the Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208028215	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to discuss reinstatement repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called in about a roof issues and kitchen problems on 01/XX/2019.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208028213	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower was advised of payment amount for trial modification payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed that their trial payment should have failed.  They stated the payment system would not allow a payment set up.  Servicer advised payment was not received and they would look into whether it could be reopened.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Property was impacted by XX as noted on 09/XX/2018. No evidence of damage noted per comment on 10/XX/2018.	2/XX/2019	11/XX/2018	0
208028218	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The Borrower to make a payment, processing fee was waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028216	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to make payment iao 3792.10 to be processed on 11-XX-18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 08/XX/2017 Property is located in a disaster area and per disaster inspection on 10/XX/2017 no damages noted.	2/XX/2019	11/XX/2018	30
208028225	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower gave promise to pay current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208028237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to make a payment in the amount of $XX. Stated RFD was due to death in the family. Borrower has has a hard year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: An insurance claim was filed for damages caused on 09/XX/2017. On 06/XX/2018 an inspection was received showing 100% of the repairs were completed. The final draw of funds were released on 06/XX/2018.	2/XX/2019	2/XX/2019	0
208028241	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208028246	3	[3] MI Not Being Paid As Required [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to inquire about status of account. On 1/XX/19 spoke to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208028249	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke to borrower about financial situation
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed their recent payment and NSF fee.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208028260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  outbound call to insurance agency to acquire current policy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208028259	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to see if borrower pays $XXll the remaining go to suspense. Borrower PTP  $XX 1/XX/2019 through bill pay RFD excessive obligation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208028272	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  inbound call from borrower to request fax number to send in proof of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208028266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower and spouse called in to confirm both are on the account and we have correct numbers and emails. Borrower to callback tomorrow to see if wired funds are received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208028313	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018, the borrower stated the reason for default was because oil and heating prices have went up and had to buy a new oil tank.  The borrower also stated that they can't afford a repayment plan and was advised they can't apply for a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028320	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower promised to pay $XX by 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208028325	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster area inspection was ordered 1115/2016; comment dated 12/XX/2016 indicates property not damaged via inspection.	2/XX/2019	2/XX/2019	30
208028328	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called Made payment -Amount $XX/ Talked about repayment plan / No further questions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to a hurricane and noted on 09/XX/2017. No damage was reported.	2/XX/2019	2/XX/2019	30
208028338	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in promised to pay $XXby 02/XX/2019 via Bill Pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208028342	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/XX/2019, the borrower called in to get payment information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208028343	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called to report more funds from the insurance company in the amount of $XX No payment discussion or reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208028353	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Comments from 3/XX/18 indicate servicer informed borrower of booking of reset plan. Servicer advised borrower to delete escrow payment until reset plan is booked.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208028351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Servicer talked to borrower promise to pay $XXy 10/XX/17 via speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208028362	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to make a payment, payment scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208028374	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Spoke with borrower regarding general account information. Stated borrower has illness-cancer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by XX as noted on 09/XX/2017. Per disaster inspection on 12/XX/2017, there was no damage noted.	2/XX/2019	1/XX/2019	60
208028395	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Promise to $XX06/XX/2018.  Borrower set up a payment arrangement all deferment payments but only shows arrangement for March, April not May so deferral was declined.

Borr called in to to make a payment on 02/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028401	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The loan status is delinquent, due for 10/XX/2018 payment. On 11/XX/2018 the borrower stated the reason for default was excessive obligations due to emergency with her grandson, the borrower scheduled a payment for 11/XX/2018 in the amount of $XXOn 08/XX/2018 the borrower called to make a payment and discuss modification and repayment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208028405	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  servicer completed the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208028421	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 08/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The customer stated the reason for default was excessive obligations due to car repairs. They stated the hardship was resolved. The customer's financial situation was reviewed. They were set up on a 2 month repayment plan. They scheduled a payment for 1/XX/2019 and 2/XX/2019. They were informed how to lower their escrow amount. They were counseled on the know your options website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208028424	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  BORR UNABLE TO ACCESS ONLINE ACCT - LOAN STATUS
provided username as on the acc. cst called in stating that
is unable to reset the password reset password
cst wasn't able to successfully reset password and was able
to log in.
CUSTOMER REQUESTS PASSWORD RESET
temp password sent to email
Provided TAD LPR NPD and Fees;
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208028434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called due to making a payment in total and wanted to check on the accoutn status. They also requested to have their spouse added as an authorized third party for the life of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208028447	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a promise to pay $XXby 2/XX/19 via mail. (mailed 1/XX/19)  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017. No damage was reported.	2/XX/2019	2/XX/2019	0
208028446	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Authorized third party called to verify status of claim check rep advised not showing received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments reflect hail damage with a date of loss of 06/XX/2017. 100% inspection was received on 09/XX/2018 and damage was resolved.	2/XX/2019	2/XX/2019	60
208028459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  borrower called to make payment of 1096.70
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208028465	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower  called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: XX noted on the account on 09/XX/18.	2/XX/2019	2/XX/2019	30
208028474	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 3/XX/2018, the borrower called in to make a payment.  There was also a note made that a representative advised that they can not do a deferment because you are doubling up in a month which can't happen.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208028506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208028513	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to say that there was a lapse in insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208028520	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and made a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX, noted on 9/XX/2018. No damages were noted.	2/XX/2019	2/XX/2019	30
208028524	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  borrower called in wanting to verify insurance company - advised  that we have hanover insurance - advised  that we just made a pmt on feb11th -adv him of payment amount
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028540	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016 [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 the borrower called with a credit dispute the servicer provided the contact / email information to the research department so the borrower could submit the request to review. On 01/XX/2017 the authorized third party called regarding the status of the loan modification, the servicer advised the modification was booked and the loan due for 02/XX/2017 payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer researched account and appears issue is resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208028538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called 11/XX/18 to get information regarding taxes, and said the tax office says the payment has not been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208028545	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called 11/XX/18 and promised to pay $XXby 11/XX/2018 and 12/XX/18 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The borrower is evidently in an Active Ch 13 Bankruptcy filed prior to 11/XX/15, but there is no information regarding the BK in the loan comments.	2/XX/2019	11/XX/2018	30
208028543	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower promised to pay $XXy10/XX/2018 via IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208028559	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 10/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Based on commentary 12/XX/2018 borrower indicated will make payment and bring account current by end of month. Borrower made a promise to pay by 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208028570	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower returned call and inquired about private mortgage insurance removal. The borrower stated they are currently going through a furlough. The servicing agent informed the borrower there is no private mortgage insurance on their loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208028657	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called with questions about billing statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number UTD.  The most recent bankruptcy status is active.  Bankruptcy appears to have been filed prior to comment date range and original information has not been provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208028591	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Commentary states borrower scheduled a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028597	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower was advised of missing payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	Bankruptcy
208028617	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/XX/19 borrower called in to inquire about account status and suspense received. The servicer advised December payment is due and explained workout options denied. The borrower stated will call back to schedule payment. On 2/XX/19 the borrower called in and scheduled payment for 3/XX/2019 in the amount of $XXvia IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in and inquired on making the payment. The borrower was advised to make the payment by the end of the month. The borrower stated the RFD was due to curtailment of income and they would not be paid until the 24th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208028629	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 the borrower called to verify account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028642	2	[2] Loan is in Bankruptcy [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called on 02/XX/2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208028690	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to schedule four payments on the account to avoid loan going into foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported a roof leak on 05/XX/2018.  The borrower noted on 06/XX/2018 had storm damage to the home.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2018. The borrower confirmed no damage.	2/XX/2019	2/XX/2019	60
208028693	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in about credit reporting and how that it worked.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	2/XX/2019	2/XX/2019	0
208028696	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called on 02/XX/2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by XX as noted on 09/XX/2018. There was no reflected damage noted. After cut-off, there was note of roof damage on 01/XX/2019 but unable to determine if damage was related to hurricane or not.	2/XX/2019	2/XX/2019	30
208028709	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and advised that they just made the payment last friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028710	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  the customer called to schedule a payment
Per commentary dated for 02/XX/2019, borrower called in to inquired about payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208028717	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to XX. A disaster inspection was ordered on 09/XX/2017; comments dated 10/XX/2017 reflect that no damage was discovered via inspection.	2/XX/2019	11/XX/2018	30
208028714	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Comments from 11/XX/18 indicates borrower called for account information and confirm payment will be made next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in with a promise to pay and to have the next payment changed  from 11/XX to 11/XX.  Confirmed and payment scheduled for 11/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208028723	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208028720	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The authorized third party called to make a payment and discuss options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208028732	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower stated was not working from February 2018 to October 2018 and is now working. The borrower stated their intent is to retain the property and requested payment assistance. The borrower agreed to a 4 month repayment plan from January to April 2019 and scheduled the first payment of $XXfor 01/XX/2019, scheduled the second payment of $XXfor 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208028736	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower promise to pay $XX by 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208028745	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 08/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to make a payment to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208028747	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in to make a payment. Discussed reinstatement and modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208028758	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a promise to pay for 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Per the borrower on 09/XX/2017 the windows, roof  and garage were damaged by the hurricane. There was no evidence of the claim filing, amount of damage or status of repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments 09/XX/2017 indicate subject is in a FEMA Disaster area for XX (XX).	2/XX/2019	2/XX/2019	0
208028799	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 07/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Inbound call from borrower to discuss payment due, advised 8/2018 and 9/2018 are due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208028807	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called regarding the payment passing the grace period and promised to pay $XXy 09/XX/2017 via Speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is indifference/disregard for obligation.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208028816	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make a payment and was provided with an explanation of all workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028835	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 05/XX/2016 [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to make payments for Sept and Oct.  They will pay Nov and Dec payments by 12-XX-18.  The servicer provided total amount due, last payment/next due, fees incurred and XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208028839	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower contacted the servicer on 03/XX/2018 to request a copy of the prior year's 1098 tax form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	Bankruptcy
208028847	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016 [2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called for an update regarding the mortgage statement for the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had a question about the due date of loan.  The deferral program is still in process.  Once it is finalized, the due date will be updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Property is located in a FEMA Disaster Area, XX. Disaster inspection ordered 09/XX/17, Comments dated 10/XX/17 reflect that no damage was discovered via the inspection.	2/XX/2019	1/XX/2019	0
208028850	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208028853	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  A repayment plan was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028856	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower sent in a payment in the amount of $XX.  Servicer will keep checking the suspense account and move the funds accordingly.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower sent funds to reinstate.  The borrower was advised to send in three individual checks.  A check was received by the servicer in the amount of $XXon 11/XX/2016.  Since the funds did not meet the full reinstatement requirement they were sent back to the borrower.  The account was referred to foreclosure on 12/XX/2016.  Borrower was disputing the return of the payment and the foreclosure referral.  The borrower sent in the reinstatement of $XXto bring the loan within 30 days delinquent.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208028860	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower advised only receiving permanent disability payments, not working at this time. Borrower stated their income was reduced by $XXnth.  Borrower advised can send an extra $XX to try to catch the account up.  Servicer advised borrower cannot afford an official repayment plan and was denied for a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208028869	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Notes indicate that borrower called to make a payment.

On 01/XX/2018 the borrower and servicer discussed reinstatement, repayment plan and modification. On 06/XX/2016 the account noted Loan Modification denied,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208028874	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower stated going through a tough time with daughter being in and out of the hospital
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208028890	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower made promise to  pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to a hurricane (XX) 9/XX/18. There is no damage indicated.	2/XX/2019	2/XX/2019	0
208028897	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016 [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Called borrower, had car troubles.  Payment scheduled for 2/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA designated zone due to XX noted on 09/XX/2018. No damages were reported.	2/XX/2019	2/XX/2019	30
208028900	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to inquiry about a repayment plan. Curtailment of income noted as the borrower had a work injury and off for 2 months (resolved).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028909	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower scheduled a payment for 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028914	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  borrower called to make payment of 439.38
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit bureau dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208028915	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Customer called about making payments via bill pay. Informed the customer one payment minimum of $XX1 can be accepted. Informed the customer if three payments are due, then one payment at a minimum would be accepted. however if four payments due, then two payments at a minimum to be accepted. Customer requested to see if the cashier's check was received in November 2017, and they were informed it was received 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bankruptcy notations in the file. Filing date, case number, and chapter not listed in the notes. CFPB Discharged Bankruptcy letter mailed 10/XX/2018 confirms bankruptcy is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208028937	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment for $XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment history dispute resolved.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208028936	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called and stated they received notification that they are getting late payments reported on their account.  The servicer advised them to send in a credit dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer notes a credit dispute that was resolved.  The account is not reporting due to a bankruptcy being filed in June 2016.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	Bankruptcy
208028965	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208028987	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer advised the borrower that 4 payments due in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	Bankruptcy
208028995	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Notes indicate the borrower called to schedule a Promise to Pay payment for the loan account in the amount of $XXffective 2/XX/2019.

Borrower called to notify SPOC that they are not accepting the loan modification and will bring loan current on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The authorized third party reported property damage on 08/XX/2017.  A property damage referral was received on 12/XX/2017 from the preservation company.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.	2/XX/2019	2/XX/2019	60
208029006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called and the authorized party scheduled payments for 2/XX/2019, 3/XX/2019, and 4/XX/2019. The reason for default was curtailment of income as they moved their barbershop and work was not good. Hardship is resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208029008	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208029016	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called for clarification on the payment history of why he's running a month behind, started to explained the first time account got behind and borrower ask regarding the amount being suspended on June 2015, explained payment was short because of payment change effect in that month why funds was held in suspense
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208029015	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The last borrower contact was in regards to the reason for delinquency and to make a payment. Also discuss the workout options that are available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208029023	3	[3] MI Not Being Paid As Required [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower was injured at work, made promise to pay. Authorized 3td party called to see why someone was taking pictures of home.  Advised it was an inspection due to loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208029022	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower verified their information and stated they will make their July payment sometime next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208029025	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower requested a copy of the 1098 but the call was disconnected before a fax number could be provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208029027	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208029036	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016 [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke with Successor in Interest and advised the death certificate and probate documents such as marriage certificate or affidavit or deed showing joint tenants to update the account.  Successor in Interest made payment.  Advised that letter of guidance will be sent.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Borrower date of death was not located in comments.	2/XX/2019	2/XX/2019	0
208029061	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Authorized party and borrower called in to request a payoff.
2/XX/2019-Borrower called requested fax number for modification documents and made arrangements to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208029069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted the servicer on 08/XX/2018 to schedule a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208029080	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 07/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	8/XX/2018	30
208029113	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The servicer discussed the escrow analysis, assessed the customer's financial situation and explored options to avoid foreclosure. The customer made a promise to make a payment by 01/XX/2019 online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2016.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Lender advised that the bank returned the payment.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208029129	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Most recent conversation with borrower was outbound call.  Borrower advised modification denied.  Borrower stated may sell property.  Borrower advised of demand amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208029145	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke with borrower regarding payment.  RFD is illness of borrower and short term.  Assessed borrower's financial situation and explored options to avoid foreclosure.  Advised borrower of right to request a follow up meeting within 14 days.  Provided HUD counseling agency phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208029152	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  11/XX/17 borrower called to see if deferral program was completed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Trial payment default being disputed.   this has been resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208029155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208029167	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrow called in had a couple of questions about the account. Lender went over the loan terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: A claim was filed unspecified damage on 06/XX/2017. The final funds were released on 09/XX/2017 with a 100% inspection.	2/XX/2019	11/XX/2018	60
208029172	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower advised wife is not working, workout options discussed with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017. No damage was reported.	2/XX/2019	2/XX/2019	60
208029171	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 06/XX/2016 [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a disaster area that was impacted by XX - DR4337 as noted on 09/XX/2017. There was no damage to the property.	2/XX/2019	11/XX/2018	60
208029174	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment reversed
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208029211	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  outbound call to borrower to discuss modification agreement, borrower stated will go to notary to have it notarized and will send modification to loan servicer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208029225	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Last contact was with third party executor of the estate and they made a payment for $XX02/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2018	0
208029230	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in to confirm payment RFD curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208029249	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower scheduled their first repayment payment of $XXfor 10/XX/18.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer called in stating an online payment was made and wanted to inquire why an additional payment was pending on the account. The representative confirmed a pending payment was not showing on the servicer's end, but submitted a request to tech support to have the online web issue researched.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208029259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  2/XX/19 Borrower called to speak with specialist re equity cash out options.  Payment scheduled for 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208029282	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 the borrower called to request amount paid in taxes last year. The year end statement was mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208029281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  09/XX/2018  Borrower thought they were on Auto-pay and set up a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208029279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208029289	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208029294	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Notes indicate that borrower called to verify the payment they made went through.

The borrower contacted the servicer on 11/XX/2018 to schedule a payment on 12/XX/2018 in the amount of $XX Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2016.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Co-borrower thought they were on payment plan when in fact that was not the case.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX referenced on 09/XX/2018.	2/XX/2019	2/XX/2019	0
208029301	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called back to get info about repayment plan again and i advised the borrower the account has to be past due 30 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208029304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  inbound call from borrower to schedule payment also advise RFD due to excessive obligation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208029317	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called in to make a payment of $XXnd advised would call back for the February payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to XX (XX) noted on 09/XX/18. No damages were reported.	2/XX/2019	2/XX/2019	30
208029334	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to made a promise to pay in the amount of $XXand promised to send in documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208029344	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer had requested a loan modification online and was rejected and wanted to know why.  Stated is not behind and has enough income to make payments.  Servicer advised the only option would be a payment plan.  The reason for default was noted as marital difficulties
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called in on 04/XX/2016 to have a claim check endorsed due to having damage. The third party called in 04/XX/2016 stating the claim was approximately $XX the claim was reclassified as non-monitored.  There is no evidence claim funds were received. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: The borrower noted bank account fraud on 06/XX/2018 causing the payment to be returned.	2/XX/2019	2/XX/2019	60
208029362	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208029376	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The authorized third party, from the insurance agency spoke with an agent and inquired on the status of the insurance payment. The agent was transferred to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by XX - DR4332 as noted on 09/XX/2017. There were no damages found to the property.	2/XX/2019	11/XX/2018	30
208029382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to discuss reinstatement and made a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208029391	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The customer made a payment of $XXThe rep provided HUD's contact information and explored options to avoid foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208029395	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208029411	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Authorized third party called in to inquire about general account information. The servicing agent advised the caller that the account can only be discussed with the borrower's attorney.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed that the account was delinquent. A full pay history has been provided.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208029439	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and made a payment over the phone. The borrowers financial situation was assessed and options explored. The borrower declined modification or repayment plans.
Borrower called 2/XX/19 to make a payment.  Borrower paid $XX, and said no to workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208029441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower advised the RFD is due to tenant issues and promised to pay $XXby 11/XX/2017 via Speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208029450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower was contacted and advised of the account status. The borrower stated they would make a payment soon when they receive their tax return. The borrower stated the RFD was due to being laid off for the season as they are a roofer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208029449	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was contacted 6/XX/18 (unable to determine if borrower called or was called).  Borrower promised to pay $XXy 07/XX/2018 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2018; The borrower was affected by XX, which was declared a FEMA disaster on 9/XX/2018. No indication of any damage or hardship.	2/XX/2019	11/XX/2018	60
208029461	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in a payment. Call received from borrower on 02/XX/2019 to schedule a payment in the amount of $XX. Associate explained workout options and borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208029463	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  the borrower was contacted for the payment due and they stated the payment was made that day.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  the servicer received a payment history dispute through the ACDV and responded/verified the information per ACDV.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: comments from 12/XX/15 indicate the property is a rental. the loan appears to have been modified in 2015 prior to the review period	2/XX/2019	11/XX/2018	30
208029472	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower was called as a payment remainder. The borrower stated that her husband retired and now have less income. There was no commitment to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208029468	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer made a promise to pay by 2/XX/2019 via mail. The reason for default was illness of the borrower due to a car accident. The customer also asked about the modification status and accepted a streamline modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was in a FEMA disaster area due to a hurricane as noted on 9/XX/18. There is no indication of damage.	2/XX/2019	2/XX/2019	0
208029487	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208029490	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called and gave third party authorization. Called in regarding bi-weekly payments. Was advised the loan must be ahead and advised of the dates payments would be taken out. Borrower understood. Send bi-weekly forms to mailing address and email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208029507	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower authorized a payment in the amount of $XXeffective 02/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was advised she still owes from August through October.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208029516	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Notes indicate the borrower called to schedule a Promise to Pay payment for the loan account in the amount of $XXeffective 2/XX/2019.

The authorized party on the account called in to inquire about payment information and was advised the account was behind nearly two months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208029522	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made promise to pay in the amount of $XXy 09/XX/2018 via web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: A disaster inspection was ordered on 01/XX/17; comments dated 01/XX/17 reflect that no damage was discovered via inspection.	2/XX/2019	11/XX/2018	0
208029532	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower stated that she can not make payment  until she  receives income from  customer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208029543	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower contacted the servicer on 09/XX/2018 to discuss a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208029540	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer was out of work, but is now trying t o get caught up. The borrower also inquired about a possible modification/repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208029556	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/2019 the borrower stated that he will not talk to the servicer. unless he is contacted by a automatic dialed system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208029560	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to inquire about payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208029562	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower contacted the servicer on 01/XX/2018 to have the password reset and advised that the payment would be made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208029583	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to confirm prior reinstatement quote/amount. The borrower was advised that the reinstatement amount of $XXwas received and and will be applied. The remaining balance would be added to the corporate advance. The borrower agreed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster inspection was ordered on 10/XX/2017; a comment dated 11/XX/2017 reflects that no damage was discovered via inspection.	2/XX/2019	2/XX/2019	0
208029616	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower inquired about a payment rest plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208029619	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke with third party called in with questions regarding returned payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property is located in a FEMA Disaster Area . Disaster inspection ordered 07/XX/16. Comments dated 07/XX/16 reflect that no damage was discovered via inspection.	2/XX/2019	2/XX/2019	60
208029618	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called requesting a copy of her transaction history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property is located in a FEMA Disaster Area Hurricane. Disaster inspection ordered 10/XX/18 . Comments dated 11/XX/18 reflect that no damage was discovered via inspection.	2/XX/2019	11/XX/2018	0
208029639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to inquire about HHF funds and how they are being applied. Adv that they're being re-applied as MCP payment and advised to contact HHF.
On 01/XX/2019 borrower contact; discussed option and gave HUD certified agency number. Borrower made promise to pay schedule payment for 01/XX/2019. Borrower had XX and has been out of work for 4 months. No discussion if this has been resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208029642	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower contacted the servicer on 11/XX/2018 to schedule a payment in the amount of $XX. 12/XX/2018 borrower called for escrow inquiry, transferred to escrow dept. 12/XX/2018 borrower called to make a payment of $XX. 01/XX/2019 borrower called to make a payment of $XX and to state not impacted by disaster. 02/XX/2019 borrower called for general account information and to make a payment of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  No information provided regarding bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 01/XX/2019. No damages were reported.	2/XX/2019	2/XX/2019	Bankruptcy
208029649	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in stating the disaster affected his work, but was now back to working.  They made a promise to pay $XXy 11/XX/18.  The servicer noted curtailment in income as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX (XX) as of 9/XX/18. The borrower stated that the roof had minor damage that they were able to repair.	2/XX/2019	11/XX/2018	0
208029665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower scheduled payment by phone and accepted escrow shortage spread.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208029672	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower verified their information and promised to pay $XXy 11/XX/2018.  They stated they had just got out of the hospital and mailed a payment as well.  On 07/XX/2018 the borrower stated they are aware of the modification denial.
Borrower called 2/XX/19 to say she is waiting for funds to come in so she can mail a payment.  She said she was in the hospital and got behind on her payments.  The borrower was older and had trouble understanding the options.  She was advised to wait until her daughter comes home to help her understand the assistance options available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA designated zone due to XX noted on 09/XX/2018. No damages were reported.	2/XX/2019	2/XX/2019	30
208029673	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The customer called in planning to make the 4th payment under the active repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further information evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208029696	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The servicer advised the borrower that the account is delinquent. The reason for the delinquency was due to excessive obligations. The servicer advised the borrower that the last payment made went towards November 2018 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX was referenced by commentary dated 09/XX/2018.	2/XX/2019	2/XX/2019	60
208029704	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower contacted the servicer on 09/XX/2018 to schedule a payment in the amount of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208029705	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018 the borrower called in to see what the interest rate is and whether they can access the account online now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property is located in an area that was impacted by XX, September 2017. The disaster inspection was completed on 12/XX/2017 and found no damage.	2/XX/2019	11/XX/2018	0
208029710	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to  schedule payment  for 02/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208029713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208029733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to verify payment posting and set up a future payment of $XXor 1/XX/19 on trial plan.  Borrower called on 01/XX/2019 completed trial - sent docs out for new payment agreement of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208029738	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called on 11/XX/16 to authorize a discussion between the insurance company and the serivcer to discuss the status of the premium payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: A disaster was noted on 9/XX/17. Disaster type was not specified. The disaster inspection on 12/XX/17 showed no damages.	2/XX/2019	11/XX/2018	60
208029747	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower states reason for delinquency is due to payment adjustment.  Borrower made promise to pay.  Borrower also stated excessive obligations, and questioned lender paid fees.  Borrower applied for modification  and was approved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208029745	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208029748	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to schedule two payments in the amount of $XX for 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208029764	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The representative discussed payment information with the authorized third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is delinquent under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	Bankruptcy
208029782	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower spoke to the servicer and made a promise to pay $XXby 8/XX/18.  The servicer provided them with total amount due, last payment/next due, fees incurred, and XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX on 10/XX/17 (XX). There is no damage to the property indicated.	2/XX/2019	11/XX/2018	30
208029783	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower stated they would make the payment today or tomorrow in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208030978	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  A Flex modification was booked on 11/XX/17.  Borrower called in on 4/XX/18 to sign up for autopay.  The servicer advised that autopay is allowed for current accounts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208030981	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in wanting explanation for amount due. Explained late fees and can pay at anytime or wait till payoff of note.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208031003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On 5/XX/2017 spoke to the borrower who made a promise to make a payment. The borrower stated accepted the loan modification offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208031005	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	90
208031040	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Third party stated can't talk now and already spoke with someone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Property is located in a FEMA disaster area. Disaster inspection ordered 05/XX/18. Comments dated 6/XX/18 reflect that no damage was discovered via inspection.	2/XX/2019	11/XX/2018	60
208031041	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in and did not want to go over anything but the account balance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment was corrected on credit bureau as being made on time
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA designated zone due to XX noted on 09/XX/2017. No damages were reported.	2/XX/2019	2/XX/2019	60
208031042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Comments show contact with borrower regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208031046	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  2/XX/19 Borrower PTP $XXy 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208031052	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to reschedule payments for Feb and March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: An insurance claim was filed on the property and the claim is closed as of 2/XX/18.	2/XX/2019	2/XX/2019	60
208031057	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Customer scheduled a payment of $XXor 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	Bankruptcy
208031069	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	Bankruptcy
208031072	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208031077	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  the customer called to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208031089	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower verified their information and promised to pay $XXy 02/XX/2018.  They stated their spouse had been out of work due to illness and is now back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208031092	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower made payment.  Discussed options to help bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208031103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208031129	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  06/XX/2017: borrower called; servicer provided know your options site; called transferred to direct sales
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2018	30
208031139	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in said had a XX and wasn't interested in speaking with representative and declined modification and repayment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208031147	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  inbound call from borrower to provide reason for RFD due to illness, schedule post date payment with borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208031150	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke with borrower and advised 3 payments due.  Provided total amount due.  Borrower wanted to make a payment and agreed to pay $XX  Waived fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208031155	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower verified their information and made a payment of $XX over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA designated zone due to XX noted on 09/XX/2017. No damages were reported.	2/XX/2019	2/XX/2019	Bankruptcy
208031170	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The servicer advised the borrower of the total amount due and fees. The borrower scheduled a payment over the phone.  The servicer waived fee as a courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208031172	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to make a payment and to discuss modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208031173	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The agent confirmed that the reinstatement had been received and the foreclosure had stopped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: XX was referenced by commentary dated 09/XX/2018.	2/XX/2019	2/XX/2019	0
208031185	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower contact on 11/XX/2018, Customer called to discuss payments on the account, lender advised previous repayment plan payments not made. Lender states that customer doesn't qualify for repayment plan excess income over 3,000.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208031196	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called to have payment changed on 4/26 from $XXto $XXThe Payment amount was not changed
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208031223	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  06/XX/2017- Borrower called in - occupied- request deferral program- ask why property inspections... 03/XX/2017- Borrower called in stated delinquent due to excessive obligations- home repairs- authorized payment for $XXda ted 03XX/2017.... (Loan previously modified- delinquent- 60 days)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208031240	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower made a payment promise on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208031275	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer stated reason for default was illness of borrower's family member. They expect to be back on track within the month. The customer scheduled a payment for 2/XX/2019. They expect to make another payment in March around 3/XX/2019. They intend to get caught up and get on a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208031282	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower was contacted and advised of the account status. The borrower stated they were trying to bring the account current intended to make a payment that week or the next. The RFD was due to a curtailment in income. The borrower was advised on all assistance options. The borrower is maxed out on modifications and unable to afford a repayment plan. The borrower declined non-retention options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster inspection was ordered on 11/XX/2016; comments dated 11/XX/2016 reflect that no damage was discovered via inspection	2/XX/2019	2/XX/2019	60
208031288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Reason for default is curtailment of income due to waiting for funds. Customer counseled on the options website. Customer made a promise to pay $XXor 6/XX/2018 and 6/XX/2018 through the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208031302	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The third party called in and made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208031308	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The authorized third party requested the modification terms and paperwork be resigned.  This was due to the property does not have an HOA.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2016.  Active chapter 13
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster inspection was ordered on 09/XX/2017; comments dated 12/XX/2017 reflect that no damage was discovered via inspection	2/XX/2019	11/XX/2018	Bankruptcy
208031326	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to inquire about the 1098 year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208031327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in and is sending back modification next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208031336	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower was called on 10/XX/17 and was asked for a payment.  The borrower promised to pay$XXvia the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX noted on 9/XX/18 but no damages noted.	2/XX/2019	11/XX/2018	30
208031343	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Third party called in about someone coming to property. Advised we do property inspections about once a month when account is 30 days delinquent or more. Confirmed payment for December pending.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208031347	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make December payment of $XXEVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Per comments dated 12/XX/2017- trial plan default dispute was flagged on the account.  Per commentary, the borrower is due for the 3rd trial payment for December 2017 and have time to make a payment.  On 02/XX/2017, the borrower is disputing the fees on the account.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208031350	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower inquired about spreading the escrow shortage; borrower also indicated was impacted by a recent FEMA disaster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XX 09/2018); no damage reported.	2/XX/2019	11/XX/2018	30
208031361	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to make a payment ,and was advised on the funds in suspense and the difference needed to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 10/XX/2017; no evidence of damages.	2/XX/2019	2/XX/2019	60
208031375	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to state a payment could not be made until March 6.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208031391	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208031402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Comments from 7/XX/17 indicates borrower called to setup notary appointment for modification document.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	7/XX/2018	0
208031406	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spedpay payment iao 813.38 was processed without processing fee as a courtesy. Borrower advised that she would be calling back in 10 days to pay remaining balance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208031405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called with reinstatement inquiry and promised to pay $XX by 2/XX/18 via wire
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208031421	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a promise to pay in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment 10/XX/2018 reflect subject located in FEMA Disaster area; however, details of the disaster were not evident. No damage reported.	2/XX/2019	11/XX/2018	Bankruptcy
208031426	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  11/XX/2018: customer called about account status; stated they were in hospital and just now back to work.  Customer confirmed payment scheduled for 11/XX/2018.  Servicer advised borrower of demand letter .  Servicer discussed reinstatement, repayment plan
Borrower called 2/XX/19 because she had gotten a call, and she was only one payment behind.  She was advised the call she received was a courtesy call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208031429	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in advising he out of work for 5 months but just started working again.  Payment made for XX effective 11/XX/2018.  On 02/XX/2019 - Borrower called - processed a one time payment for today in the amount of $XX  Discussed payment options -- RFD - excessive obligations - borrower was out of work November 2018 - now trying to catch up.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208031452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called and stated that it was difficult to keep paying.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208031461	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower promised to pay one payment on 10/XX/18 and another one by the end of the month online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208031475	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a payment in the amount of $XXy 11/XX/2018. On 2/XX/19, borrower stated that she has been having financial difficulties.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2018 indicates XX impact. No damage was reported.	2/XX/2019	2/XX/2019	30
208031497	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make a payment.  Also noted not sure if will continue with the repayment plan and wanted to go over options. Advised can send $XXand use suspense of $XXo complete at least December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster area inspection was ordered 07/XX/2018; comment dated 09/XX/2018 the borrower reported no disaster impact and no damage. The type of disaster was not provided.	2/XX/2019	2/XX/2019	60
208031555	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/18 Borrower called in to make a payment, declined workout options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is customer service.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had lack of response from SPOC.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Per CFPB letter likely BK discharged prior to 2/XX/17.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX was referenced by commentary dated 09/XX/2018.	2/XX/2019	11/XX/2018	60
208031559	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  the borrower called in to make a payment and stated they would make another payment by the end of July and possibly seek a repayment plan in August. On 12/XX/18, Servicer talked to other party, stated that he doesn't know english.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: per the comments, the borrower is self employed	2/XX/2019	2/XX/2019	60
208031556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 8/XX/2018, the servicer called the borrower to get the intent for the property but the borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208031571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Previous modification application was declined on 11/XX/18.  Previous delinquencies were caused by a divorce and transfer of ownership.  The borrower reinstated the account on 8/XX/18 with a $XX9 check.  The reinstatement closed the foreclosure.  Third party called on 11/XX/18 to make a $XXpayment.  The late payment was caused  by a curtailment of income that is resolved.  The account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208031578	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to make a payment of $XXservicer processed payment and provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is delinquent under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	Bankruptcy
208031585	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Borrower called to make December payment. Borrower was advised of account status. Borrower stated will make January payment next month. A repayment plan was discussed with the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208031588	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in because was certain payment had been ran twice before the funds were deposited although was advised it hadn't.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208031590	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208031597	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Commentary states borrower called in to schedule a payment on the account On 2/XX/19 XX called and promise to pay $XXscheduled on 2/XX/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208031611	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  the customer called to confirm that payment posted
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX was referenced by commentary dated 09/XX/2018.	2/XX/2019	11/XX/2018	0
208031616	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to schedule a payment for 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was located in FEMA disaster area 05/XX/2018; no evidence of damages.	2/XX/2019	11/XX/2018	0
208031635	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower set up a payment to cover the February payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer noted trial payment default disputed.  The trial was still active.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208031644	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Talk to borrower PTP $XXn 12/XX/2018 by bill pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2017-Borrower accepted a forbearance plan due to being financially affected by FEMA declared disaster XX that occurred on 09/XX/2017.	2/XX/2019	2/XX/2019	0
208031660	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Authorized third party spouse called in and updated insurance carrier information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX noted; no hurricane damage noted in comments.	2/XX/2019	11/XX/2018	30
208031664	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Most recent conversation with borrower, borrower wanted assistance with online account and promise to make a payment.  No reason for delinquency obtained at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208031667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 2/XX/2018 spoke to the borrower who made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 1/XX/2018 the borrower was advised about the Know Your Options website several times in the comments.	2/XX/2019	11/XX/2018	0
208031670	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was contacted and was advised that the account was due for October and November 2018.  A payment for $XX was scheduled.  A repayment plan was discussed bit not accepted at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster inspection was ordered on 09/XX/2017; a comment dated 10/XX/2017 reflects that no damage was discovered via inspection.	2/XX/2019	11/XX/2018	30
208031678	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to check account balance. and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208031707	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Third party ;daughter called and verified name, SSN, and property zip 11/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208031712	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower was called and stated would make payment at month end since only gets paid once a month. On 08/XX/2018 the borrower stated would call back to discuss repayment options, but did not.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208031725	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower authorized their spouse; a payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  Customer reported damages to property on 07/XX/2018. On 10/XX/2018 the borrower confirmed the roof was replaced on the home and paid approximately $XXut of pocket. There was no reference to a claim being filed or an inspection being completed to confirm the repairs were completed.  The damage repair amount is estimated at $XX0.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 069/XX/2016. No damages were reported from the incident. The unresolved damages are dated after the FEMA disaster.	2/XX/2019	2/XX/2019	60
208031753	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208031787	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and made a promise to pay in the amount of $XXy 03/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: 10/XX/2017-Disaster inspection found no damages to the property from FEMA declared disaster Hurricane.	2/XX/2019	2/XX/2019	60
208031786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The representative called the authorized third party and confirmed e-signed modification agreement has been received. The authorized third party will follow-up in a week for an update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208031808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Comments from 8/XX/17 indicates borrower called to discuss payment reset plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208031814	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Talk to borrower one, went over repay and modification option, she declined both.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208031825	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called about receipt of payment scheduled for 1/18, showing received. The borrower asked for assistance in setting up account, but is at work. The representative advised on how to create an account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208031860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Last spoke to the borrower when they called inbound on 2/XX/2019  after many attempts to reach and made payment. Approved Modification trial payment received but borrower has failed to return all documents for the MOD
Borrower promised to pay $XXby 10/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208031868	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower requested a payoff.  The borrower also stated the account should be brought current soon.  On 01/XX/2018 the borrower discussed modification options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster inspection was ordered on 09/XX/2017; comments dated 12/XX/2017 reflect that no damage was discovered via inspection.	2/XX/2019	2/XX/2019	0
208031881	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower called to set up ach
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX on 10/XX/17 (XX). There is no indication of damage to the property.	2/XX/2019	11/XX/2018	0
208031895	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called with questions concerning payment information. Representative informed borrower payment was 1 month behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208031907	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018: borrower called to get workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208031921	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Outbound bankruptcy call to borrower. Agent discussed billing statement with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208031925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to advise that payment iao 15,155.93 will be made by 12-XX-18 via wire
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208031927	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrowers financial situation was discussed and all possible options were reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208031939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Rep called borrower to collect on past due loan, borrower request funds from Suspense be applied towards a full monthly payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208031941	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to discuss escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to XX (XX) noted on 09/XX/18. No damages were reported.	2/XX/2019	2/XX/2019	60
208031952	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  11/XX/2018: borrower called.  RFD had death in family and had unexpected expenses that came along with it.  Servicer provided total amount due, next payment date and late payment reporting
01/XX/2019 borr called requesting mod and repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208031975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208031990	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Commentary states borrower called in to change payment draft date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208031996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208032004	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called and scheduled a payment but stated the truck had broken down and it has affected hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for roof damage noted on 05/XX/2016. Final funds were released on 09/XX/2016 with a 100% inspection noted on 09/XX/2016.	2/XX/2019	2/XX/2019	60
208032008	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer was contacted and they were informed they did not need assistance at the time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208032015	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in and wanted to know the amount owed.  Borrower scheduled a payment in the amount of 5744.74 for 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208032027	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to see if can make three payments for the month of August.  The payment was scheduled for 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 08/XX/2018. No damage was reported.	2/XX/2019	2/XX/2019	30
208032032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Outbound BK call made to the borrower with no further details regarding the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032031	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower authorized a payment in the amount of $XX effective 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032047	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  03/XX/2018- Borrower called in to discuss account status- payment amount and changes- 03/XX/2018- authorized payment for $XX dated 03/XX/2018... Previously stated delinquent due to unemployment- medical was out of work for 6 months/surgery.. caused curtailment of income- (Previous Modified Loan- Delinquent 30 Plus)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208032057	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Customer called about payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208032059	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to confirm the status of the loan. The borrower was informed the Demand expired and was also informed to make a payment every month and complete the modification application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032067	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower informed servicer of some medical issues int he family which caused some unexpected expenses and wanted to see if they could skip a payment that was due for August. The servicer asked that the borrower call in and speak with an agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208032078	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower sent email stating please post all payments I have made to my account. My statement shows I am $XXast due however I have reinstated my loan. Please apply all of my funds properly including and funds that may have been in miscellaneous escrow. Response from message center due to nature of your inquiry additional research is needed.  We have forwarded your request to our research team for further review. Please allow up to 7 business days for us to resolve your inquiry. You will receive a letter with 7-10 days after our review of your account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208032096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to go over payment options to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208032101	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  the customer called and provided a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	90
208032117	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with the borrower, advised of the total amount due, the customer stated that taxes are set to go down, will get info over to our office.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Disputing negative payment.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208032119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to bring account current and said hardship is resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032129	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The customer called in and inquired on the last payment received and website access. The customer was advised the last payment received was on 01/XX/2019 for $XX  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032128	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The customer called regarding the demand letter that was received.  Servicer advised it was void, since payment was made. Customer stated they could not afford the repayment plan and servicer attempted to set up modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area and we have captured that a disaster inspection dated 12/XX/17 reflects no damage was discovered.	2/XX/2019	11/XX/2018	60
208032131	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower requested to change the date of a pre-scheduled payment for 10/XX/2018 to today's date, 10/XX/2018 for $XX The borrower stated they would pay the difference by the end of October. The borrower made a promise to pay $XXby 10/XX/2018 via automatic system. The RFD is noted as unemployment, no indication borrower has a new job as of review period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited bankruptcy details provided; unable to determine case, filing or date of discharge.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208032156	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower made 2 payments, requested modification documents, and discussed the reason for the delinquency was because the borrower had set up the two payments with a representative which did not post.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XX noted on 10/XX/2017. No damages were reported	2/XX/2019	2/XX/2019	0
208032170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Contacted borrower will make full payment on 12/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032187	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  authorized 3rd party called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032193	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called in checking to see if a check was received by us, the customer said they'll stop the check and resend another one.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208032197	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Authorized 3rd party called to get wire information to reinstate account.  Authorized 3rd party wired payment for $XXand was advised to follow up the next day to ensure payment posted and account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster inspection was ordered; comments dated 09/XX/2017 reflect that no damage was discovered via inspection. XX	2/XX/2019	11/XX/2018	30
208032203	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 08/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 8/XX/2018 Borrower accepted a promise to pay $XXOn 3/XX/2018 Servicer advised Borrower that the modification was booked and the new payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208033545	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  11/XX/2018- Bwr called in was given the total amount due  schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208033547	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower scheduled a payment and options were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032204	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018- Borrower called in to discuss intentions- and flood insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208032212	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower was upset because a call was made at 30 days past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2019.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  new filing
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208032210	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  09/XX/2018: borrower scheduled pymt for 09/XX/2018 in amount of $XX wants to add another payment of $XX  Servicer advised of repayment plan; borrower did not qualify
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208032217	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in to confirm the servicer received the reinstatement funds.  Servicer confirmed yes.  The next payment due is 11/XX/2018. On 02/XX/2019 the borrower promised to pay $XXy 03/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment 05/XX/2016 reflect subject located in FEMA Disaster area; however, details of the disaster were not evident. No damage reported.	2/XX/2019	2/XX/2019	0
208032236	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in and made a payment over the phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Dispute Legal Fees.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed the Attorney legal fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032248	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower contacted the servicer on 11/XX/2018 to schedule a payment on 12/XX/2018 in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208032247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Based on commentary provided on 12/XX/2018 borrower called to advise reason for default due to change in jobs and to schedule a payment in the amount of $XXy 01/XX/2019. Borrower currently performing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032265	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 06/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower wanted to make sure the payment was set up and that we got payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208032267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called to get the reinstatement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to find out why she didn't receive the shipping label for her modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032290	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called and promised to pay  $XXby 9/XX/18 for August. Co-borrowers XX cause medical bills, but are now paid off.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit Correction payment history
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  No details of bankruptcy provided in comment date range. CFPB Day 45 Discharged BK Solicitation Letter sent 08/XX/2018
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Property is located in a FEMA disaster area. Disaster inspection ordered 09/XX/17 . Comments dated 12/XX/17 reflect that no damage was discovered via inspection.	2/XX/2019	11/XX/2018	30
208032293	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208032319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to inquire about balance and why so high. advised due to late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032322	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Comments from 9/XX/18 indicates borrower called to confirm taxes are escrowed. Borrower also needed to make payment over phone because website was down.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208032321	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower's relative called and scheduled a payment for $XXia Speed-pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 Commentary states authorized Third Party called to pay escrow shortage. Third party was advise of the new payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208032338	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make payment of XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032361	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	10/XX/2018	30
208032366	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Outbound call was made to borrower in regards to delinquency, borrower post dated payment iao $XXo be processed on 2-XX-19 and plans to make 2 payments once she receives her tax refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032379	3	[3] MI Not Being Paid As Required [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower updated email address and ptp XX by 3-XX-19 via bill pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Bankruptcy filed prior to review scope.  Unable to determine when bankruptcy was filed or what chapter was filed.  Notes reflect multiple incoming bankruptcy calls to the servicer.  Note from 10/XX/16 reflects borrower 1 is who filed for bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments show servicer made contact regarding loan status and payment. The borrower advised they fell behind after a car accident they were which left them unable to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032414	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borower called in payment for $XXor today the reason for falling behind was due to curtailment of income and to get online password reset. Comment dated 12/XX/2018 associate made contact with borrower who stated they would call back this afternoon to make a payment and wants to apply for a modification but has not received the documents and is having issues getting online. Associate reset borrowers' password and advised they would resend the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032421	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The borrower informed the servicer that they would be declining the modification and that they would be bringing the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	9/XX/2018	30
208032431	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower inquired about account and assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208032428	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to pay on loan. Three months were paid (Scheduled 2/6) and February payment promised on 22nd of month. Servicer did a CMOD to get the modification closed out as borrower reinstated the loan and does not want loan modification. Payment scheduled for 2/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster inspection was ordered; comments dated 09/XX/2018 reflect that no damage was discovered via inspection. XX	2/XX/2019	2/XX/2019	0
208032433	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 04/XX/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208032429	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in and intentions for the account were discussed.  Wants to bring account current by March.  Offered modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Disaster first mentioned within date range on 6/XX/16	2/XX/2019	2/XX/2019	60
208032455	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to make a payment with their debit card. The servicing agent advised the borrower card payments are not accepted but can make payment with checking account with the agent. The borrower stated default is due to IRS has a hold on checking account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster area inspection was ordered 11/XX/2017; comment dated 12/XX/2017 indicates no damage found due to disaster via inspection.	2/XX/2019	2/XX/2019	30
208032456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to schedule 2 payments for 2/XX/2019 an 2/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The commentary did not provide the bankruptcy filing date, chapter, discharge date or other details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032465	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower had accidentally scheduled 2 payments and wanted to have the last one stopped. It will be stopped the next day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032470	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/XX/2019 the borrower called in regarding account status and made a promise to pay in the amount of $XXy 3/XX/19 via mail. The borrower stated  her spouse not to long ago had surgery for liver transplant. The servicer also advise the borrower had until next Monday to provide the missing documentation for the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2018	60
208032472	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 04/XX/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in a promise to pay $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032475	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in payment for $XX3/XX/2019 RFD curtailment of income.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The servicer noted a credit bureau dispute with a credit correction to payment history.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX on 9/XX/18 (XX). There is no damage to the property indicated.	2/XX/2019	2/XX/2019	60
208032480	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  02/XX/2019 borrower called to make payment $XXheduled 2/XX/2019. Customer inquired about late fees set up payment for Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032490	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Borrower called in to ask questions about modification documents. No reason for default provided other than active trial payment. No current discussion with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208032497	3	[3] MI Not Being Paid As Required [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Notes indicate the borrower called to schedule a Promise to Pay Trial plan payment for the loan account in the amount of $XXeffective 2/XX/2019.

The customer called to schedule a payment. The agent assisted the borrower with setting up a payment of $XXfor 12/4. The borrower stated that their boss wasn't paying them on time and borrower believes they can bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032515	3	[3] Title Issue -: Other [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted the servicer on 08/XX/2018 to inquire about information regarding the tax disbursement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  title issue reported  The title issues were resolved as of 03/XX/2017.  title issue reported
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208032528	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to inquire about the 1098-year end statement and was advised about workout options. The borrower stated excessive obligations as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032587	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to schedule a payment on 12/XX/2018 for October & November in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments show borrower filed bankruptcy which has since been closed out. There are no details regarding any petitions or details of bankruptcy like case number or discharge/dismiss information noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032590	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower was informed of amount due and fees associated with the account. The borrower stated that there were payments scheduled for 12/XX/18 and that he would try to make another payment in December.
Payment set up on  02/XX/2019 for $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032591	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower stated will call and make a payment next Friday for the November payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032621	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  11/XX/2018- The servicer discussed with the borrower a repayment plan and the borrower advised that they could not afford it.  The borrower verified that their payment had been received.

2/XX/2019-  Borrower spoke with agent requested 1098 agent sent via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Comments show borrower made contact regarding loan status and payment. Borrower advised they were ill and unable to work, the borrower is no back working and trying to bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208032627	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to discuss the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: The foreclosure was closed and billed on 02/XX/2019.	2/XX/2019	2/XX/2019	0
208032640	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments show contact with borrower regarding loan status and workout options. The borrower refused a modification that was offered stating they wanted to setup the account on a 12 month repayment plan. The borrower stated they would call back to see if the plan was an option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX. No damages were reported.	2/XX/2019	11/XX/2018	90
208032643	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Comments show contact with borrower regarding loan status and payments, borrower made commitment to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208032645	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 04/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to requesting to verify why the escrow payment was not received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The borrower mentioned roof damage on 06/XX/218 that have since been repaired. The foreclosure action started on 01/XX/2016 was closed due to loan reinstatement.	2/XX/2019	2/XX/2019	60
208032649	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments show contact with borrower regarding loan status and payments, borrower made commitment to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208032648	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments show contact with an authorized third party regarding loan status and payments,  made commitment to pay and stated curtailment of income as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208032668	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032678	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower wanted calls to stop will continue to be behind and make payments on 3rd Wednesday of each month did not want any loss mitt assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is delinquent under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032685	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower contact in regards to making promise to pay arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Florida XX (XX) declared on September XX, 2017. No damage found due to disaster. Insurance claim on 02/XX/2016 was closed on 04/XX/2016 and 100% insurance received.	2/XX/2019	12/XX/2018	30
208032683	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 12/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called and said would make payment in a couple of weeks is a victim bank fraud.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032690	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to schedule a payment on the account. Borrower called to confirm the December payment was set up. Associate went over reinstatement and repayment plan with borrower who declined the options stating the hardship is resolved as borrower has children in college.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032696	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower promise to pay $XX drafting on 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032715	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  12/XX/2016- Borrower called in stated- suffered loss in income- hours reduced- returned to full time- stated had a change in pay schedule- ... discussed reinstatement- home occupied- authorized payment for $XXdated 12/XX/2016....
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208032726	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in states will make payment on 3/4. Borrower wants property inspection fees to stop. they are trying to catch up on account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032740	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The representative discussed payment information with the borrower.  The borrower sent a payment in the amount of $XXand is still pending with their bank.  Per commentary, the payment was returned as insufficient. The borrower is on social security disability.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208032762	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The servicer informed the borrower on 12/XX/2016 of the total amount due.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue appears to be resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208032778	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area. No damages were reported.	2/XX/2019	11/XX/2018	Bankruptcy
208032815	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is delinquent under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	Bankruptcy
208032823	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower verified their information and made a payment of $XX over the phone.  They also discussed modification options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032834	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make a trail payment; options discussed. Reason for default noted 1/XX/2019, illness of both borrowers (chemo).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032824	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called on 01/XX/2019 to confirm the hardship and to cancel a scheduled payment and reschedule a payment for a different date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032840	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called on 02/XX/2019 to report her displeasure that a property inspector had walked around her property, and borrower declined modification as a workout option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032853	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called on 01/XX/2019 to make sure a payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan was reinstated in January, 2019 out of foreclosure.	2/XX/2019	2/XX/2019	0
208032865	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Authorized third party called and requested payment history documentation.  Authorized third party was very confused on how the payments were laid out. No promise to pay or reason for default was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032884	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  10/XX/2018: borrower called to set up payment arrangements; RFD home is vacant/vandalized
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to confirm we received payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032895	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 09/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to make a payment and stated spouse is not working right now (curtailment of income).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Keywords not listed at time of the 3 month review.	2/XX/2019	2/XX/2019	60
208032898	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  the borrower called in and made a payment. The borrower stated they will call back for more payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Bankruptcy comments noted; however, there is no evidence of the bankruptcy information.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032907	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make payment of XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area and noted on 7/XX/2018. No damage was reported.	2/XX/2019	2/XX/2019	60
208032912	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made a promise to make a payment on 05/XX/18 for $XXvia website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	9/XX/2018	30
208032914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to make a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032918	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  06/XX/18-Borrower stated payment was sent by mail. Borrower had online password reset. The agent also confirmed the reset program was booked.

01/XX/19- Borrower is trying to get caught up  but got behind due the hurricane and then Christmas. called to make sure payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2018.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The commentary did not provide the bankruptcy discharge date or other details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 10/XX/2018 indicated the property was located in a FEMA Disaster Area. No damages were reported.	2/XX/2019	2/XX/2019	60
208032932	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  No bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208032950	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The servicer called to schedule the final inspections.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed a claim for unspecified damage on 05/XX/2017. Claim funds were endorse and released to the borrower on 05/XX/2017 and the claim was closed out on with a 94% inspection on 09/XX/2017 stating only gutters and downspouts are remaining.	2/XX/2019	11/XX/2018	30
208032954	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower requested web site assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032972	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Authorized Third party called to make a payment and was advised of payment change due to escrow. Third party was provided with options available for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032969	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower discussed the repayment/reinstatement plan with agent and stated his hardship was resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208032975	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208032989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to get the payment information. The borrower was advised the payment will run again in 5-10 business days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208032987	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  borrower called to hear options to avoid foreclosure.
Borrower called 2/XX/19 in regards to a letter about funds in suspense.  She wanted to go for the repayment plan, but didn't think they could afford the payments.  She was advised payment access through the website would stop soon because of the default status of the loan, and that her husband was supposed to submit a repayment plan through the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208032988	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to go over February payment.  Borrower will be out of town and wanted to pay it now. Payment scheduled.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  borrower called wanting to know about research on a credit dispute.  Rep advised that they did not see anything about a credit dispute, but would open one for them in regards to second lien being paid off in 2009 but was "dinged" by XX in 2013. The borrower was advised on 08/XX/2016 to contact the lender of the second lien do to they only service the first lien.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX. The property was damaged by the storm on 09/XX/2017. Prior comments on 10/XX/2016 referenced the property was previously located in a FEMA disaster zone. The property was flooded due to the disaster. The borrower called on 08/XX/2016 stating they needed to file a claim for water damages to their floors caused on 08/XX/2016. The claim was classified as enhanced endorsed and release. A check for $XX7 was endorsed and released on 09/XX/2016. An inspection was received on 01/XX/2017 showing 80% of the repairs were completed. A drive-by inspection was completed as of 05/XX/2017. Due to the all funds were released, and the property was not vacant, demolished, or vandalized the claim was closed. The notes on 11/XX/2018 referenced a final inspection was completed for the flood damages caused on 08/XX/2016 showing all repairs were completed. A final draw in the amount of $XX was paid to the borrower on 12/XX/2018 and the claim was closed on 12/XX/2018 due to having a complete final inspection on file.	2/XX/2019	2/XX/2019	0
208032990	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  BK rep called borrower who then advised that he had submitted bank statement to show proof of payment being made and is wanting status. BK rep advised that letter was sent out to attorney on 2-XX-19 and that they would need to contact their attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208032999	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 02/XX/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and scheduled a payment of $XXfor 12/XX/2018 and scheduled a payment of $XXor 12/XX/2018. The borrower stated will make payment to reinstate the in December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208033027	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a payment in the amount of $XX  Borrower inquired about the pay-off amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208033040	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	Bankruptcy
208033044	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The authorized third party called to request the reaffirmation agreement. The representative put in request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2019.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA zone that was impacted by XX- XX, as noted on 09/XX/17. There was no damage reported from the hurricane.	2/XX/2019	2/XX/2019	Bankruptcy
208033042	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called 2/XX/2019 about not being able to make a payment online. Agent advised it takes about 24-48 hours to update after the reinstatement funds were applied on 2/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  credit reporting
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208033062	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208033086	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to make a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208033090	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in and made payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208033102	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 03/XX/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment for $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208033105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to request a repayment plan rep set up a repayment plan. 6 month repayment plan starting July 2018 in the amount of $XX per month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208033130	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 04/XX/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The authorized third party called in and wanted to verify which account payment was pulled from and the agent provided the requested information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208033138	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to schedule a Promise to Pay payment for loan account. The borrower also advised the reason for default was due to an illness they experienced.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208033149	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower advised wife makes payments and doesn't know why its behind
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208033152	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to change the scheduled payment from March to that day.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received.  A correction was made and account was updated with a payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 08/XX/2018 stating the front of the house has leaks.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 08/XX/2018.	2/XX/2019	2/XX/2019	0
208033161	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	Bankruptcy
208033178	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments from 2/XX/19 indicates borrower husband was hurt and had to miss work. Borrower hopes to get caught up when back to work. Payment scheduled for 2/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX, noted on 10/XX/2017.	2/XX/2019	2/XX/2019	60
208033187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in and stated they received a call from XX to confirm a payment. The servicing agent advised the borrower to contact XX to verify the validity of the call and obtain a confirmation for the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208033184	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called and inquired about refinancing.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute - Customer and agent discussed past due amount. Customer will try to bring the loan current by the end of the month.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208033195	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower contacted and scheduled a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to XX noted on 09/XX/2017. No damage reported.	2/XX/2019	2/XX/2019	30
208033232	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The authorized third party made a payment of $XX over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster inspection was ordered on 09/XX/2017; comments dated 10/XX/2017 reflect that no damage was discovered via inspection.	2/XX/2019	2/XX/2019	30
208033242	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Customer made a promise to pay in the amount of $XX by 10/XX/2018. On 12/XX/2018 the borrower was wanting to verify that we recieved a payment that was sent in as of 12/XX/2018 adn was advised last payment posted was 11/XX/2018 The borrower stated that borrower would be getting an operation. Customer counseled on the options website.On 02/XX/2019 borrower 2 called in to inform that reason for delinquency was that father passed away and ot able to speak on missing payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2017; The borrower was affected by XX, which was declared a FEMA disaster on 9/XX/2017. No indication of any damage or hardship.	2/XX/2019	2/XX/2019	30
208033246	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Comments from 9/XX/18 indicate borrower confirmed intentions to keep home. Borrower informed of missed payment for 4/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208033249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in a payment $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208033258	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in regarding the account and to make a payment. The servicer discussed a modification and previous workout denials.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208033259	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 03/XX/2017 [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a payment promise.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 07/XX/2017 the account noted, Disaster Inspection for severe storms, tornadoes, wind and flooding the property was not damaged.	2/XX/2019	2/XX/2019	60
208033260	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to go over the account to verify if the payment could be rescheduled. The representative confirmed that it had already been taken and then went ahead and set up two payments to be taken. Payment scheduled for 2/XX/819 and 3/XX/19. Explanation of workout options denied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	90
208033284	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Borrower called to make a payment. A modification and other options available for assistance were discussed with the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208033283	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  10/XX/2016 borrower called to make a payment of $XX scheduled for 10/XX/2016. 10/XX/2016 called borrower, no message left, 2nd call left msg on mach, spoke with spouse, not authorized, he will have wife send in authorization. 11/XX/2016 called borrower no answer, left msg.  11/XX/2016 called borrower no msg left, 2nd attempt spoke with spouse, advised of open mod, stated received app and will fill it out and get it back, has no other questions, counseled borrower about know your options site. 11/XX/2016 spoke with Mr, advised borrower of mod and he stated will make a payment by eom. 11/XX/2016 spoke with borrower, promised to send trial mod documents by 11/XX/2016. 11/XX/2016 modification status call from borrower, advised still need docs, promised to send in by 11/XX/2016. 11/XX/2016 borrower called, they are trying to decide if to go with mod or find other options. Know your options site counseled. 11/XX/2016, payment made for 1st trial payment of $XX for 12/XX/2016. 12/XX/2016 borrower called to see if fax was received from 2 week ago, advised not received, stated he will resend and will email him when received.  12/XX/2016 borrower called decided to go with deed in lieu. 12/XX/2016, call from borrower, does not want to deed property back, will go ahead with mod. 01/XX/2017 spoke with borrower, need mod docs sent in, requested additional docs, and first trial payment was made.
01/XX/2017 borrower call in update on mod status, advised in underwriting. 01/XX/2017 borrower has loss of income, sold his business 01/XX/2017 spoke with borrower, advised of mod status, and he will make trial payment on 01/XX/2017. 01/XX/2017 spoke with borrower advised payment needed by 01/XX/2017, also advised payment with 40 year extension will not be much lower, no other questions. 01/XX/2017 payment made for $XX. 02/XX/2017 advised borrower of reason for call, and next steps to be taken, no other questions. 02/XX/2017 payment scheduled for 03/XX/2017 of $XX. 03/XX/2017 called to give status update, last payment received and final docs will be generated and sent via fedex. 03/XX/2017 spoke with borrower recapped sending o final docs and advised to save the money for the payment as he does not have the docs yet and payment is due 03/XX/2017. 03/XX/2017 borrower called he states he still does not have the docs, advised to still save the money, if he pays it will take longer to get the docs. 03/XX/2017 borrower called to state he can call the rep back on Monday as he is not at home, rep called to let him know fmd was delivered on Friday. Rep called back and went over all the documents with the borrower and stated the notary needs to sign both pages and every back page, rep will email a return label to the borrower. Payment will be due 05/XX/2017 for $XX, no additional questions. 04/XX/2017 called borrower to see where final signed docs were, stated he was injured and unable to send them back, will send them out today. 04/XX/2017 borrower called to make payment of $XXfor 05/XX/2017. 05/XX/2017 borrower called to inquire about current payment, advised not yet received, check with bank to make sure information was correct. 06/XX/2017 call from borrower regarding June payment, advised not received, check with bank. Borrower called back to schedule a payment for $XXfor 06/XX/2017. 08/XX/2017 borrower called to state will make a bill payment for 08/XX/2017 payment. 10/XX/2017 call to schedule a payment of $XX for 11/XX/2017. 11/XX/2017 borrower call in scheduled a payment of $XX, and declined credit card offer. 11/XX/2017 borrower call I, bank account has NSF funds, payment scheduled 12/XX/2017 for $XX for 12/XX/2017. Spoke with borrower 12/XX/2017 check will not clear bank.  12/XX/2017 promise to pay $XX by 01/XX/2018, scheduled 12/XX/217., know your options site counseled. 3rd party called to make payment arrangements for Nov and Dec payments. State will be caught up before the end of the year. 01/XX/2018, borrower called RFD excessive obligations, miscalculated his checking acct, Dec payment will be in by 01/XX/2018, adv of deferral program good for 1 time for life of loan. Went over how it works, loan will still be reported delinquent until completed. Borrower making the payment for 01/XX/2018, no other questions. 01/XX/2018 payment made for $XX effective 01/XX/2018. 02/XX/2018 borrower stated payment will be in 2 weeks for the deferral. RFD excessive obligations. 02/XX/2018 payment scheduled for 03/XX/2018 $XX. 03/XX/218 borrower will make a payment end of month. RFD curtailment of income. 03/XX/2018 payment scheduled for 04/XX/2018 for Feb payment of $XX. 04/XX/2018 borrower confirmed payment to be made today. 04/XX/2018 borrower stated making payment by end of month, discussed mod and repay, borrower stated deferral plan was rejected due to nonpayment of before the deadline date. Discussed repayment plan modification. 05/XX/2018 borrower called promise to pay $XX by 05/XX/2018, RFD curtailment of income. 05/XX/2018 borrower call regarding payment information. Advised last payment cleared on 05/XX/2018. 05/XX/2018 call in to make a payment of $XX to principal and questions regarding repayment plans or mod options. Transferred to mod dept. Payment scheduled for $XX effective 06/XX/2018. Borrower states he made payment for Aril and inquiring on bringing the account current, due to missed payment on reset plan he is not approved for another one. Borrower states he cannot afford to pay at this time, and will send in partial payments. Discussed repayment plans. 06/XX/2018 borrower promises to pay $XX by 06/XX/2018. 07/XX/2018 borrower promises to pay $XX by 08/XX/2018. Borrower is trying this best to get caught up. 08/XX/2018 borrower needs itemize statement copies of taxes paid on 7/XX/2018. 08/XX/2018 RFD excessive obligations, payment scheduled for 08/XX/2018 for $XX. 09/XX/2018 2nd call from borrower requesting tax bill statement. 09/XX/2018 RFD excessive obligations, borrower has made 2 of 3 repayment payments. Owner occupied, retention of property. Payment made for $XX with additional principal of $XXnow your options site counseled. Payment was for August. 10/XX/2018 RFD curtailment of income. Payment made for $XX for Sept payment. 11/XX/2018 payment made for $XX for October. 2nd call in borrower unable to afford payments, inquired about deferral and advised no longer offer deferrals, borrower will try to send extra to get caught up, set up a repayment plan and discussed repayment plan. On 02/XX/2019 the borrower scheduled a payment for 03/XX/2019 .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208033291	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in 2 payments to bring account current for $XX for 2/XX/2019 RFD borrower was ill.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a request for research to be completed on a credit dispute. The borrower stated that their credit report was showing them as being delinquent and an outstanding  amount owed. The servicer researched the topic in question and stated that the account had been reported as current and paid as agreed with the effective date of February 2017. All credit information is being reported accurately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208033295	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to schedule payment in the amount of $XXon 1/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208033311	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to reset password for website, also confirmed that they have a homeowner association and are current with the dues.  The servicer reviewed the borrower's financials and advised options available to avoid foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208033312	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 05/XX/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in, promised to make a payment and indicated that there had been a death in the family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2018	60
208033318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in asking why they were not able to make payments online, agent advised system update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208033322	2	[2] Currently Delinquent Mortgage [2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Customer called because they got a demand letter just after making four payments. The customer was informed they can disregard.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for hail damage that occurred 04/XX/2018.  Claim funds in the amount of $XXere endorse and released to the borrower on 09/XX/2018.  The claim is classified as enhanced endorse and release and is pending a final inspection. A 45 day follow up letter was sent on 11/XX/2018.  A drive by inspection was requested on 01/XX/2019 due to the borrower not complying with the terms of the claim agreement.  A 65% inspection was received on 01/XX/2019 noting pending the master bedroom completion.  The claim was closed noting the property was in good condition and all funds were released.  The damage repair amount is estimated at $XX Property repair is in process.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.	2/XX/2019	2/XX/2019	30
208033327	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 Borrower called to inquire repayment plan. Borrower was advised how a Repayment plan would affect the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 12/XX/2018, 01/XX/2019, and 02/XX/2019 Commentary states Forbearance payment received. There are no approval dates or other information in the Commentary stating payment amounts.	2/XX/2019	2/XX/2019	30
208033332	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called about payment options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208033337	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208033359	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with borrower , went over financials to avoid foreclosure.  Gave HUD number to borrower, went over assistance options. .  Borrower made promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower questioned how they are reporting. Advised servicing the first. Borrower had no other questions, resolved 12/XX/17.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208033373	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  borrower called in to get her insurance contact information.
Borrower called 2/XX/19 to make the Jan. payment.  Borrower made a payment of $XX by phone.  Borrower said utilities are high, and she is on a fixed income.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower upset that the repayment plan did not bring his loan current. He was informed that the representative set up his repayment plan incorrectly and applied payments to the wrong account. Issue appears to be resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208033372	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208033388	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208033395	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The third party called to inquire about payments and scheduled a payment of $XXby 03/XX/18 via the website.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The third party stated payments were made prior to the loan transferring but not being credited. This was resolved on 7/XX/2017 with a letter sent to the borrower advised the 9/2016 was credited prior to the transfer. When the loan transferred it was due for 10/XX/2016.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster inspection was ordered on 09/XX/2017; comments dated 12/XX/2017 reflect that no damage was discovered via inspection.	2/XX/2019	11/XX/2018	60
208033407	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Inbound call from borrower who called to advised payment would be made via web on 02/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute - Borrower on a repayment plan and missed the payment.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	30
208033415	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Commentary states borrower called in to make a payment on the account. Borrower also advised there is damage to the roof of the property and borrower was informed to contact insurance company. The borrower also discussed a possible repayment plan and modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Commentary states borrower is disputing the account status. Borrower was advised on previous commentary regarding payment transaction information.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Commentary dated 11/XX/2018 stated there is damage to the roof of the property. The borrower was advised to contact the insurance company.  There is no evidence a claim was opened or a claim check found in the comments. There was no mention of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208033418	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Servicing talked to authorized 3rd party for tax notice inquiry and requesting faxed tax bill; also, will discuss with other borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208033422	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Commentary states authorized third party called in to advise of delay with payments and provided a reason for default. Promise to pay was scheduled via the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208033428	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 10/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in and set up payments for July and August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208033435	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in inquiring about voluntary repayment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208033444	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to request mortgage assistance options for the account but rejected the options. The borrower scheduled payments on the account and stated reason for default was due to income reduction due to job change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA designated zone due to XX noted on 09/XX/2018. No damages were reported.	2/XX/2019	2/XX/2019	60
208033446	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments from 10/XX/18 indicates borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX on 9/XX/18. There is no indication of damage to the property.	2/XX/2019	11/XX/2018	0
208033460	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in regarding HELOC transferred call to mortgage professional 11/XX/18  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	30
208033458	3	[3] There are indications of fraud on the loan. [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower states two payments made but only one applied.  Agent explains it is due to the loan being in foreclosure process.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster inspection was ordered on 3/XX/2016; comments dated 3/XX/2016 reflect that no damage was reported. Comments on 6/XX/2018 reflect the borrower states the account with servicer was hacked. No confirmation or disposition provided.	2/XX/2019	11/XX/2018	30
208033471	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in and made payment and also confirmed to agent that home was awarded to them in divorce.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208033477	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower thought was on a repayment plan but was advised on a previous conversation that the repayment plan was removed due to non-payment.  The borrower scheduled payments on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower thought was on a repayment plan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208033482	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in and scheduled 2 payments; 1/XX/2019 and 2/XX/2019 each for $XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment on the 15th of October didn't go through the bank because of lack of funds. Agent advised the check wouldn't be sent through again until borrower notified the servicer. .
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208033504	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Third party called to make payment for $XX for 02/XX/2019..
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the modification stating the modification that was sent out does not match her modification agreement.  The borrower stated the previous modification was fraudulent.  A written dispute was received on 05/XX/2018.  The borrower was advised on 05/XX/2018 that a response was sent on 05/XX/2018 and the terms are ok.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208033511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 the borrower stated he was late with the payment due to excessive obligations. On 04/XX/2018 the account noted, Payment Deferral Offer booked.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	0
208033514	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Reason for default was payment dispute stating not all payments are being counted. They state when a misapplied payment from another was applied to the account and reversed, that too much money was removed. It was offered to send pay history to the customer so they could compare with their bank records, but they declined and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	11/XX/2018	60
208033525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called and said Jan payment was an oversight. Promised to pay $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	0
208033521	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called for account status and advised reason for default is curtailment of income.  Promised to pay $XXy 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	2/XX/2019	2/XX/2019	60
208054155	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called with payment intentions, borrower stated was able to find a better and more stable employment and has no questions at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX933.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208054161	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower requested mortgage insurance to be deleted, this was reviewed and completed.  Borrower also sent modification documents, do not have record of them being sent back. borrower called to make payment could  not process call was disconnected. Borrower called back made payment, advised of Options available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208054163	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and authorized agent to process payment in amount of $XXand was provided with the confirmation number. Borrower was also advised of foreclosure proceedings.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208054187	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to discuss the payments; short and long term options provided.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer expressed concern due to conflicting account statements stating the account was due for $XX Theservicer advised the account was paid for May and June and would send out a loan history in order to review.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208054169	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208054275	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to inform they would not be making the 08/XX/18 payment.  Borrower also had questions about mortgage insurance.  Call transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208054274	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke to borrower advised of TAD informed borrower fees can be paid anytime. Payment made $XXay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208054287	2	[2] Currently Delinquent Mortgage [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower expressed a short term delinquency that was due to home repairs and a misunderstanding of account statement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  On 03/XX/2018, the borrower stated that the March payment was made, however, the servicer advised that the March payment was paid, but then reversed off of the account. The customer was transferred to customer servicer for further assistance. Evidence a request for the loan history was requested to be mailed out.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Keyword Search Completed	12/XX/2018	12/XX/2018	30
208054292	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in stated shold not be behind. Advised the borrower payments are always partial. Borrower stated will check records and might call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	90
208054300	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Borrower was advised that calls were for payment. Borrower made a payment commitment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208054305	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to make a payment of $XX for 12/XX/2017. No reason for default was provided but did state it was short term.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208054331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Borrower called in to confirm that reinstatement funds had been received and told that they were.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 11/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	10/XX/2018	0
208054402	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Changes made in credit reporting on this loan. Loan went from performing to 30 days delinquent..	12/XX/2018	1/XX/2019	30
208054405	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 08/XX/2015.  The proof of claim was filed 06/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	0
208054424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower called to request an appointment with JMA to sign the permanent modification documentation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	0
208054440	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was provided with account information and receipt of mortgage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208054469	3	[3] MI Not Being Paid As Required [3] Mortgagor Working w/ 3rd Party Group [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in because she received the notice of intent and states that she will continue to make payments to bring the loan current. She also asks what happens if she decides to walk away from the home. she was advised that due to her filing bankruptcy that it will not be reported to the credit bureaus or assess late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Chapter 7 filed 07/XX/2015.	12/XX/2018	12/XX/2018	60
208054494	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was contacted to discuss the status of their loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208054507	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Comments from 12/XX/18 indicate borrower sent payment by mail 12/XX/18. Borrower called in to update insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208054509	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower stated received foreclosure notice on the property. Representative advised the borrower there was no foreclosure activity on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208054539	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower advised that they would make a payment of $XXn 07/XX/2018. Borrower was advised of short-term options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Texas XX (XX). Incident period: August XX, 2017 to September XX, 2017. Major Disaster Declaration declared on August XX, 2017	12/XX/2018	1/XX/2019	30
208054536	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Outbound call to borrower resulted in the borrower scheduled a payment by phone effective 12/XX/2018 in the amount of $XXorrower had made a payment in branch earlier in the day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208054556	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The customer stated they had a disability as of 12/XX/ with their last paycheck November 2018 and their current income is now 50%. They expect the disability to be short term. The customer was informed they were declined for retention workouts at this time. The customer was offered liquidation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208054581	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in and stated reason for being delinquent is multiple deaths in family and need to travel back and forth to Tennessee to handle the deaths in family. Borrower stated that she doesn't want to modify her loan and if she can do a repayment plan she would rather do that. Borrower stated that  wanted to setup a payment for $XXocessed future dated payment for $XXrower stated that she would give us a call back later to provide her financial information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	90
208054585	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208054594	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Servicer provided general information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  Plan confirmed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Retouch completed updated the most recent comment date only	12/XX/2018	1/XX/2019	Bankruptcy
208054616	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower advised that they were upset because they received permanent modification documents and they never asked for the modification. The borrower advised that they do not accept the offer and they plan to bring the account current by EOM in July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	60
208054621	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower is XXand having issues paying.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208054656	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in and stated property was tenant occupied.  Borrower also stated RFD as self employment and waiting for customers to pay; no regular pay day.  Borrower then made payment for $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: Comments on 11/XX/2017 indicated the property is located in a federally declared disaster area and a letter was mailed to the borrower on 11/XX/2017.	12/XX/2018	12/XX/2018	30
208054676	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was reached and discussed the commitment to make payment on 9/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208054674	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in to complete 2 pay by phone payments both in the amount of $XXdated 02/XX/2018 and 03/XX/2018 .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2014.  The proof of claim was filed 11/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208054678	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  12/XX/2018- Borrower called in - owner occupied- rep advised of NOI expiration date- 02/XX/2019- authorized payment for $XXdted 01/XX/2019.. discussed long and short term options... The borrower called in to make a payment and requested the total amount due.  The servicer confirmed the regular monthly payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Keyword Search Completed	12/XX/2018	12/XX/2018	30
208054701	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last contact was made on 8/XX/2018, in which the borrower indicated intentions of bringing the account current by the end of September.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208054728	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208054748	3	[3] MI Not Being Paid As Required [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Last contact with the borrower they agreed to pay on 12/XX/2018. Discussed short and long term payment assistance options. Borrower stated has been ill and lost income. Borrower was advised collection and late fees will continue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208054771	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower verified their information and stated they will send the modification documents as soon as possible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	60
208054772	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The servicer called the borrower and spoke with them of the account.  They were advised of the account status and the late charges/credit reporting.  They stated they have received the modification application package and are in the process of completing it. On 10/XX/2018 borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208054822	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Notes indicate that borrower called and was advised that no package was received as of yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments reflect a Hardest Hit Funds Recast Modification was completed on 06/XX/2018.	12/XX/2018	1/XX/2019	30
208054855	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018, the customer answered the phone but advised that they had no time to talk and the call was ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208054873	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Servicer called and spoke with borrower and advised regard his permanent modification documents. Borrower state will send the new one.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	90
208054887	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/18 The customer called in to advise was out of work due to illness and could not commit to pay. The customer's intention is to bring the account current.
12/XX/18 Borrower called to schedule a payment by phone dated 01/XX/19. Borrower stated reduction of income as reason for default and will bring loan current in February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208054903	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke to borrower made aware of Notice of Intent expiration date and asked for payment. Borrower called in dissatisfied with fees, and borrower made payment.  Put in an escalation on the fess that borrower is fighting. Borrower called in to change payment date and amount. borrower called in to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: No active modification in affect.	12/XX/2018	1/XX/2019	90
208054906	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Third party was advised all funds had been released to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208054920	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower was contacted by servicer asking for their payment and was advised payment would  be made a branch on 07/XX/2018. Borrower called on 03/XX/2018. wanting to speak with someone face to face to explain documents. Associate answered questions regarding wanted to know about the payment. Associate stated provided the basic escrow information. Comment dated 03/XX/2008 borrower stated they are receiving calls regarding assistance. Associate confirmed their commitment to make a payment on 03/XX/2018 and could ignore calls for assistance unless they want the assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 11/XX/2015.  A motion for relief was filed 08/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Claim was cited as being on 06/XX/2018 as there were no funds held or activity in more than 365 days. Claim was cited as being denied and cited as already resolved on 02/XX/2016.	12/XX/2018	12/XX/2018	30
208054947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to make a payment, indicated they hadn't received their billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	0
208054954	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a payment in the amount of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208054955	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower verified their information and stated they had just received the modification package.  They stated they will return the modification package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.  Converted to Chapter 7 on 1/XX/15
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208054990	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was advised of total amount due and account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2007.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208055015	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Inbound call, spoke to borrower. Verified. Property is owner occupied. Provided Privacy statement, TAD. Informed NOI & expiration date of 9/XX/17. Advised: Credit reporting continues.  Late charges continue.  Collection activity will continue.  Asked for payment. Additional Notes: Customer says family issues is why she fell behind. Customer says she will call in to make the payment on 11/30. Advised short/long term options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208055041	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	90
208055083	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower made a commitment to pay $XXn 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208055102	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2004.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2005 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	90
208055130	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower stated they had received the NOI and wanted to make a payment in the amount of $XX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2006.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208055143	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in and wanted information on the taxes paid in 2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	90
208055147	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a scheduled payment with a customer service representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	90
208055189	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was advised that the account was current and due on 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: Property in FEMA disaster area 08/XX/2017, no evidence of damages.	12/XX/2018	1/XX/2018	30
208055201	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a scheduled payment via IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments on 06/XX/2017 indicated the property is located in a FEMA declared disaster area due to severe storms, tornadoes, straight line winds and flooding for the disaster period of 04/XX/2017. No damage was reported.	12/XX/2018	1/XX/2019	30
208055260	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to set up a payment for September.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	10/XX/2018	0
208055266	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The servicer spoke to the borrower on 11/XX/18 and informed them that they were due for 2 payments because the September payment was short and didn't satisfy the amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208055273	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Contacted borrower and advised of total amount due.  Advised that credit reporting continues and late charges continue. Asked for payment.  Borrower stated that due to pay period conflict he will not be able to make payment at this time.  Informed borrower that we can provide short/long term assistance if needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2015.  The proof of claim was filed 02/XX/2011.  A motion for relief was filed 04/XX/2015.  Chap 13 BK dismissed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208055269	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to make a payment on the account on 12/XX/2018 and 12/XX/2018 in the amount of $XX Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Hurricane noted in comments. Notes do not indicate which hurricane and no damage was noted.	12/XX/2018	12/XX/2018	60
208055289	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The representative discussed the loan modification with the borrower.  The borrower is still recovering from medical surgery and will fill out and return the financial package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208055338	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Servicer advised of the Notice of Intent expiration and total amount due.  Borrower made a promise to pay in the amount of $XXeffective 03/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208055393	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On 03/XX/2017 the borrower called in and was inquiring on the status of the loan, the payments and the escrow. The agent placed the borrower on hold to assist borrower by researching account and line disconnected while on hold.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208055436	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018: Borrower called servicer and confirmed property is owner occupied.  Borrower made commitment to pay $XXon 09/XX/2018 via pay by phone.  Servicer advised loan is not in foreclosure at this time.  No workout programs/options were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208055473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower verified property is owner occupied and stated did not know when a payment will be made as the spouse takes care of making the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	0
208055493	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Account inquiry.  Verified account.  Borrower called in stated he made payment for $XX Advised did not go through payment reversal now due tor $XXincluding late charge.  He will pay next month late charge.  Payment will be paid for April 3rd.  May will be paid on the 10th. Advised to call if any questions or concerns on account.  Advised will follow up when update is available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208055498	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208055508	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in regarding the claim check and was advised it was sent out that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.

							Additional claim funds were received on 10/XX/2018, after the review period, and were endorse and released on 10/XX/2018.	12/XX/2018	12/XX/2018	60
208055545	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called on 09/XX/2018 to inquire if the recent modification would prevent them from selling the home. The servicer advised there was no provision in the modification agreement preventing a sale of the home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208055561	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The servicer contacted the borrower to advise of amount due, foreclosure alternatives and other options to bring loan current; the borrower declined the options and advised of commitment for payment on 03/XX/2017 and discontinued the call.  The servicer has made multiple attempts to contact the borrower since but has been unable to reach the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	90
208055570	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrowers called in a payment.  Reviewed short term and long term assistance options.  Borrower plans to bring the loan current in mid January.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208055569	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower stated will attempt to make 2 payments in December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208055581	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in to request year end statement. Borrower did not want to discuss past due payment.  borrower provided long and short term options and transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	30
208055580	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to make a payment in the amount of $XX  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 8/XX/18 commentary indicates loan modification documents received and 8/XX/18 commentary indicates Flex Modification offer expired.	12/XX/2018	1/XX/2019	30
208055591	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Ongoing attempts by the servicer to reach borrower by phone and not able to reach them but messages were left and ongoing website and mailing to borrower are being sent and denied Modification notice was mailed to borrower on 8/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208055599	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to find out how much interest was paid for 2015-2018.  The 1098 forms for 2014-2016 were mailed to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Updated File Review-1/XX/2019-Updated Recent Comment, and any other pertinent file information the notes reflect from the servicer.	12/XX/2018	1/XX/2019	30
208055602	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to inform of commitment to pay and gave date for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	60
208055603	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Spoke with the borrower and discussed options also advised HUD phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208055608	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	9/XX/2018	30
208055619	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Servicing agent discussed payment scheduled in the amount of $XXith the authorized signer. The agent advised the caller of one time payment authorization to be drafted in 3-5 business days. The agent also advised the caller of no processing fee. The caller advised that a payment was mailed on 11/XX/2018 had not yet been applied.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208055631	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208055642	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to discuss escrow and advised borrower of account balance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208055647	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to make a payment and was provided a confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	Bankruptcy
208055653	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208055661	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower verified their information stated they will make another  payment next month.  They stated they are going through a hardship and discussed workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	90
208055672	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Unauthorized caller called in and promised payment. Rep. advised of authorized caller procedure and stated borrower previously called in promise to pay. Caller stated that payment was mailed and gave reason for default. Caller also stated received loan assistance package and trying to catch up with payments. Rep. advised need to take financials over the phone and caller stated will call back once documents are together before sending them in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is disabled.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	90
208055712	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower made a promise to pay in the amount of $XXffective 09/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2014.  The proof of claim was filed 10/XX/2011.  A motion for relief was filed 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208055714	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Authorized signer called in to make a payment of $XXffective 09/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	30
208055717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated that the trial mod was complete and have not received perm mod docs. Borrower was advised that docs were mailed out on 07/XX/18 and are due back by 07/XX/18. Borrower stated he haven't received the docs. Borrower was advised if they do not receive by Friday to give a call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	9/XX/2018	0
208055723	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to make a payment in the amount of $XXAlso committed to another payment on 1/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208055751	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was contacted to make a payment. The borrower advised they will try to make 2 payments on 12/XX/2018. The borrower was advised of short and long term modification assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208055754	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 08/XX/2018 the borrower spoke with an agent and the agent advised the borrower that the loan modification was completed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower filed a dispute regarding the inaccurate information on the reporting of the account. The borrower requested that all information on account be verified. The agent researched the account and responded with the modified findings. The amount past due, the scheduled monthly payments, current balance, date of last payment, first date of delinquency, account status and term duration and payment history. The information was found to be incorrect and the corrections were submitted to be made.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208055757	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to inquire about loan status and verified property is owner occupied. Borrower stated will make a payment in the amount of $XXia online on 10/XX/2018. Borrower also voiced concerned regarding notice of possible foreclosure. Servicing agent advised the borrower that account reflected 2 payments needed and borrower stated will continue to try and catch up payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208055767	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called in and informed servicer that he will make the payment at the branch today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208055771	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in wanted to speak with escrow department has ahd question on his escrow payment and current insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208055781	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to inform of commitment to pay $XXon 10/XX/09 at the branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Delinquency changed from 90 days to 30 days.	12/XX/2018	12/XX/2018	30
208055783	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 the borrower spoke with an agent and was advised of the total amount due and advised of the notice of intent that had expired 10/XX/2018. The borrower set  up a payment of $XXor that day. The borrower declined to make any additional pay arrangements. The agent reviewed the short and long term assistance options with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Texas XX (XX). Incident period: August XX, 2017 to September XX, 2017. Major Disaster Declaration declared on August XX, 2017.	12/XX/2018	11/XX/2018	90
208055790	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	9/XX/2018	30
208055794	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to make a payment in the amount of $XX the servicer processed the payment and offered long and short term options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208055865	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in t make payment arrangements to make a payment for $XX07/XX/2018, Borrower promises to make another payment at the end of August and 2 other payments to bring the loan current. She also made a payment in the amount of $XXe states the reason for the delinquency is that she lost her job.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	60
208055875	3	[3] MI Not Being Paid As Required [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Payment processed and request for non sufficient funds fee reversal sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208055885	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208055903	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  10/XX/2017-Bwr called in to advised was awaiting tax returns in order to send in docs for mod review and they she received them so she would be sending in docs for review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	9/XX/2018	0
208055955	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208055992	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	Bankruptcy
208056018	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower was contacted and inquired as to why the payment was not current.  The servicer advised still owes for one month and late charges.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	30
208056120	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called the servicer and made a payment by phone for $XX
12/XX/2018, Borrower called to reschedule payment iao $XX dated 1/XX/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208056188	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer made an outbound call and advised of the total amount due, negative credit reporting, notice of intent, and late fees.  The servicer also advised that collection activity will continue up to foreclosure. The borrower made a commitment to make a payment by 09/XX/2018 by regular mail.  The representative went over long and short term options.  The reason for the delinquency was due to the borrower's illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Per comments dated 09/XX/2018, the servicer received tax sale listing. Delinquency was due to unpaid sewer bill. The servicer sent check in the amount of $XX16.	12/XX/2018	12/XX/2018	60
208056253	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Agent gave amount due and borrower confirmed reason for delinquency is long term.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  First bankruptcy filed was Chapter 7 filed 04/XX/2010 Case XX Discharged 07/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	Bankruptcy
208056274	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Authorized 3rd party called to make a payment.  Advised of loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208056287	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to inform of their commitment to pay by regular mail on 10/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 11/XX/2018.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  Discharged bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208056323	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Authorized signer called in to process payment of $XXhe servicer advised there may be options the customer can qualify for.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments on 03/XX/2018 indicated the property is in a FEMA disaster area.	12/XX/2018	11/XX/2018	60
208056327	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Called the borrower processed one payment borrower wouldn't schedule payments July and August stated would call back. Reason for default death of a family member.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208056357	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a payment with the agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208056374	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to inquire about loan and verified property is owner occupied. Servicing agent advised the borrower that credit reporting, late charges and collection activity will continue up to foreclosure. The borrower stated was having issues with receiving letter from front-line customer service and being provided with contradicting information between the customer service and collections departments. The agent provided an explain of what was needed and fax number. The agent also advised the the borrower that $XXdited after the amount is updated and applied to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208056386	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower contacted for payment. Borrower informed that was out of town but consented to one time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208056394	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contacted for payment. Borrower stated would see what could be done and call back. Servicer asked for reason for default. Borrower declined and didn't have time to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	90
208056408	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 spoke to borrower who made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2016.  Comments indicate bankruptcy filed 8/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	Bankruptcy
208056442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Lender contacted borrower to advise that new loan modification documents would be sent to them to execute due to them making a lump sum payment toward principal. Loan is currently due for 11/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	10/XX/2018	0
208056443	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	0
208056465	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower advised that they would bring the account current by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208056473	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Spoke with borrower advised total amount due. Advised of foreclosure status provided my contact information and office hours. Borrower calling to confirm foreclosure process ha been removed. Confirmed account has returned to normal loan  status account showing zero payment due. Borrower then requesting we set account up on pay plan informed her customer service be the ones to assist with this request. Informed customer they have a high call volume ask if wish to continue to hold. Stated does not have time provided contact number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	90
208056533	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Updated file review-12/XX/2018-Review-Notes indicate that borrower called to schedule a Promise to Pay payment for loan account in the amount of $XXffective 12/XX/2018 & a payment for $XXffective 12/XX/2018.

Representative called and spoke with borrower, it appears the representative completed a pay by phone with client.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208056595	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to advise the payment will be made by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	30
208056617	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Authorized 3rd party called and was advised of account status and amount due. #rd party was advised of previous payments made and what months payments were applied to.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208056616	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The servicer was unable to make contact with the borrower on the attempts made during the review period. ***12/XX/18 delinquency lowered from 60 to 30 days.	12/XX/2018	12/XX/2018	30
208056644	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called 2/XX/18 asking why his statement for March was for two payments.  He was advised his payment was received but those were for Dec. and Jan.  He wanted the inspection fee dropped, and asked to speak to a manager.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is evidence of reaffirmation.  A motion for relief was filed 09/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208056835	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208056860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The account was serviced by an escalated group and declined the modification on 4/XX/18 with the intent to reinstate.  The borrower liquified an annuity and reinstated on 4/XX/18 at the local branch.  The account has remained current since. The most recent contact was on 5/XX/18 to request general information,  a mortgage statement and a copy of the mortgage history from 1/2018 - 5/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	8/XX/2018	0
208056865	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made payment of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208056867	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made payment of $XXrocessed for 8/XX/18. Borrower pre-scheduled another payment for 7/XX/18 to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	10/XX/2018	30
208056878	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  03/XX/2018: borrower called to make April pymt in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	10/XX/2018	60
208056885	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018 the borrower spoke with an agent and was advised of the notice of intent that expired on 10/XX/2018. The borrower stated they wanted to make three payments and had just had phone turned back on. The agent processed the payment for $XXand provided the confirmation number. The agent reviewed short and long term options. The borrower advised that the October payment can be made at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	90
208056889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower stated that they made their November payment at the branch today 11/XX/16 and confirmed their cell phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	8/XX/2018	0
208056893	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called on 11/XX/18 to schedule a payment for 12/XX/18.  The borrower intends to bring the account current by the end of March or beginning of April.  09/XX/2018: Borrower called; property is owner occupied; called to schedule an installment payment and stated received a notice with option to pay a cheaper amount.  Borrower also stated received a NOI and that she intends to bring account current by March 2019, transferred to customer service department
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208056905	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer scheduled a payment for 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	10/XX/2018	60
208056948	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in and promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 11/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	9/XX/2018	30
208056958	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was upset that he was called the day after they already spoke to someone.  Servicer advised they'd call back.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	60
208056967	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  05/XX/2018 -- Called borrower - verified account information - processed a phone payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208056992	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Called the borrower who advised will make another payment in two months. Borrower modified loan two years ago default due to death in family.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputes payment due for April, May, June July 2016
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	90
208057017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called and made a payment; options discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	0
208057094	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to discuss a 401K hardship letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	90
208057096	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208057109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower was advised that account is pending permanent modification and to continue to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	9/XX/2018	0
208057126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 11/XX/2011.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.  Commentary shows proof of an additional Chapter 7 Bankruptcy filing case XX, filed 8/XX/2012. No additional information was found on this case.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	9/XX/2018	0
208057132	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	9/XX/2018	90
208057147	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/18 Borrower called to make a payment.

On 09/XX/2018 the borrower called in and set up a payment with the agent and was provided a confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2017.  A motion for relief was filed 01/XX/2018.  Relief has not been granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	Bankruptcy
208057161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in regarding billing statements on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	10/XX/2018	0
208057168	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in and made a promise to pay.  They stated the reason for default was a reduction of income.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed negative credit reporting and the servicer researched and edited the dates.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	30
208057238	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Comments from 12/XX/18 indicates borrower was informed of total amount due. Payment was processed during call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208057299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Comments show borrower called to check status of payment and discussed trial to mod.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	9/XX/2018	0
208057306	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Talk to borrower will call back when borrower parks.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208057316	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in states will be making payment on both accounts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: Property inspection was completed on 3-XX-18	12/XX/2018	12/XX/2018	60
208057332	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 the borrower spoke with an agent and set up a payment of $XXfor that day. The agent processed the payment and provided the confirmation number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower states had made all the payments at the branch office. Also stated will gather all the receipts and call back. The agent provided the contact number.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	30
208057393	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The authorized signer called to make a payment of $XXand discuss the account. The servicer confirmed that the borrower had been struggling to make payments and received a modification in 2017 and is not eligible for a new modification at this time. HHF contact information provided to inquire if assistance available for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	9/XX/2018	30
208057408	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower stated will make a payment on 8/XX/2018 on the web page.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	9/XX/2018	30
208057412	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to inquire about reinstatement of the loan and was advised of the total amount due of $XX. The borrower promised to send it via overnight mail on 09/XX/2018. Reinstatement was received on 10/XX/2018 foreclosure has been closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments on 10/XX/2018 (after the review period) indicate that the foreclosure was closed and billed when the reinstatement funds were received. The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.	12/XX/2018	12/XX/2018	60
208057418	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208057429	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 08/XX/2018 the borrower spoke to an agent and was advised that the permanent modification documents had been received and advised of next step in the process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	10/XX/2018	90
208057432	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower made a payment  in the amount of $XX for 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208057439	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	30
208057450	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called and made a payment in amount of $XXnd requested to move the partial payment remainder to the late fees. The gent informed the borrower that once the December payment was made the partial payment would be moved to cover part of the late fee, and that there would still be $XX late fees. the agent informed the borrower they could pay the fee with the January payment with no negative impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017. No damage was reported.	12/XX/2018	1/XX/2019	0
208054104	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with borrower Informed of NOI and expiration date of 11/XX/2018. Advised credit reporting continues, late charges  and collection activity will continue up to foreclosure. Advised customer of long term and shor term options available customer will be making all 3 payments in January no date given.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	60
208054109	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called 3/XX/18 to say he was going to reinstate the loan today.  He was advised to follow the instructions on the reinstatement letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	9/XX/2018	30
208057524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  On 04/XX/2017 the agent spoke with the borrower and advised of next payment due on 05/XX/2017 in the amount of $XX The agent discussed options and borrower stated did not want to apply for a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	0
208057574	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Discussed permanent modification being completed and loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2017.  The proof of claim was filed 10/XX/2016.  Previous chapter 13 case XX filed 08/XX/13 dismissed 03/XX/16
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	10/XX/2018	30
208057584	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 the borrower spoke with an agent and set up a payment for $XX The borrower stated they would call back on 01/XX/2019 to make the payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	90
208057586	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower stated already made August payment on 9/7. Representative stated the payment had not post to the account yet. Borrower will call back later to confirm payment post to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	10/XX/2018	60
208057594	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Both borrowers are deceased and the file has completed the probate and heir/trustee appointed. Last spoke to heir on 8/XX/2018 when they called in to make payment and loan is current  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	90
208057595	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and was informed of long and short options on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX. Comment dated 12/XX//2017 reflects no disaster damage.	12/XX/2018	12/XX/2018	90
208057608	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquiry for letter stating foreclosure closed. Advised account is current and foreclosure will not proceed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	0
208057655	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called and expressed that branch lost monies and was able to locate it. Borrower made a payment and agreed to call directly for the next payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	11/XX/2018	60
208057674	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208057679	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments 08/XX/2017 reflect subject located in FEMA Disaster area for XX.	12/XX/2018	12/XX/2018	90
208057709	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The agent discussed account status and pending post closing process with the borrower. The borrower scheduled a modified mortgage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	8/XX/2018	60
208057728	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower was provided with the principal balance, interest rate, escrow balance and next due date and amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 08/XX/2017 Property is located in a natural disaster area due to hurricane.	12/XX/2018	12/XX/2018	0
208057758	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 8/XX/2018 Borrower called to schedule a Promise to Pay payment for loan account in the amount of $XXffective 8/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	8/XX/2018	30
208057771	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower requested assistance with filling out forms
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	10/XX/2018	30
208057808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower verified property is owner occupied and confirmed commitment to pay $XXn 01/XX/2018 at a branch. The agent advised the borrower of short and long term options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	0
208057820	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was contacted and stated that they plan to make the August payment on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	10/XX/2018	30
208057857	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 05/XX/2018 the borrower spoke to an agent and stated that the home is a rental property and they would be catching up on the payment. The agent did review short and long term options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 01/XX/2012.  The proof of claim was filed 01/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	12/XX/2018	60
208057877	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 the borrower spoke with an agent and reviewed the payment that was due. The agent processed the payment of $XXor the borrower and provided the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: RFD- Borrower states having trouble receiving checks as reason for default and states this is long term.	12/XX/2018	1/XX/2019	30
208057893	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower was advised of missing documents needed for review. Borrower stated that they will be sending in the documents as soon as possible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2018.  Prior chapter 7 bankruptcy with case number of 08/XX/2009 was dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	12/XX/2018	1/XX/2019	90
208717462	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The servicer advised of the trial offer with payments of $XXand the foreclosure status.  The borrower stated they were calling to schedule trial payments.  The borrower is able to make the payment for February, March and April.  The has been unable to set-up a web account.  The borrower asked about the escrow shortage, the servicer advised that once the account is modified the shortage will be prorated over 60 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717461	3	[3] Title Issue -: Liens not Perfected [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called in as they were trying to pay $XX on the website but it was not allowing them to. They were informed due to the account status it was not allowing the payment online. They set up a payment for that day of $XX for two payments and were advised of free options to make the payment. They were informed because of the situation the fee would be waived as a courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  A lien from the homeowner's association was noted on title on 01/XX/2019.  The review stated no action required due to the lien has no priority in the state.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment. The agent assisted the borrower and provided the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower asked to have her 1098 tax statement mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717458	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The servicer updated the borrower's information.  The borrower called in about loan transfer information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The case has been discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 06/XX/2018 the comments indicated a claim was initiated for water damages caused on 05/XX/2018. The check for $XX was received on 06/XX/2018. Due to the claim was under $XXnd the loan was current, the check was released to the borrower on 06/XX/2018. The claim was closed at that time.	6/XX/2019	3/XX/2019	30
208717471	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Comments from 3/XX/18 indicates borrower spouse informed of modification details. Billing statement will continue to reflect regular payments until final mod completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 03/XX/2016. No damages were reported. The comments on 07/XX/2017 stated a claim was initiated for water damages caused on 07/XX/2017. The check for $XX was endorsed and released to the borrower on 07/XX/2017. The claim was closed on 08/XX/2017.	6/XX/2019	6/XX/2019	30
208717476	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Third party called in to discuss possible workout options, third party said he'd call back when he figures out what he'd like to do.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Inbound call from borrower to request copy of payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and stated March payment is in the mail and requested a 1098 be sent by regular mail as the borrower does not use the internet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717465	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018, the borrower spoke with an agent and reviewed the total amount due of $XXand the next payment due of $XXThe borrower declined to set up future payments for October and November. The agent reviewed the payment history for the last 12 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717475	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 01/XX/2019 Borrower call to have 3 future payments set up and to have online account unlock. Borrower was advised the payments were set up and the information to unlock the online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717477	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 Borr called to update contact info and make a payment. Sched a payment iao $XXComments from 2/XX/19 indicates borrower informed of service transfer and payment due date information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to confirm that they are no longer in loss mitigation and and the payment has not changed for April. The borrower was advised the escrow has not increased and there is no active modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717473	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  On 12/XX/2016 Borrower called in reference to payment made short of 83 cents. Borrower was advised payment will sit into suspense until full payment is received. Borrower stated will pay the shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  03/XX/2019 Commentary shows Bankruptcy activity. There is no other information on the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	Bankruptcy
208717469	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower 2 contact does not live in the home, and doesn't make the payments. A payment  was going to be made today. Last skip trace 02/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208717474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to schedule 2 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717472	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in with a third party and gave authorization for the third party to get the account information. A request was submitted to have the monthly statement faxed and a payment was scheduled for 03/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received. The servicer updated information and responded.  On 05/XX/2019 borrower called to say they didn't miss a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717466	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  outbound call to borrower to collect past due payment, borrower advised RFD due to marital difficulties.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019 the borrower called in to find out why they show her as behind. The borrower stated she finished a payment plan with XX February. Inbound call from borrower to advise why balance was higher, loan servicer stated loan balance indifference is due to payment not being received yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717484	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to see about payment arrangements. Borrower stated had to repair roof.  Payments were set up for 5/8 & 5/31.  Borrower will be calling back to change ban k information for 5/31 payment.  Borrower stated damage was from storm in February.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted plumbing repairs in basement on 06/XX/2017 and 09/XX/2017.  The borrower reported damage on 03/XX/2018 due to a storm in 02/2018.  The borrower noted on 05/XX/2018 had to repair the roof.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717480	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called, advised of the total amount due, the borrower made a payment in the amount of XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717485	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Last contact with borrower was on 6/XX/2019 when they called inbound to make payment on the loan and borrower appears to be inactive
Bankruptcy Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is abandonment of property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 03/XX/2015.  A motion for relief was filed 06/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208717486	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower advised that they will reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717487	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower spoke with an agent and stated they had received a check from their insurance carrier. The agent advised the borrower to deposit that check and then provide the servicer with a new check. The borrower stated they would do so, however make the payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Servicer provided borrower with total amount due $XX owing for 3 months.  Borrower not able to bring account current, hi is working with KYHC and has already been approved. Reason for delinquency is wife lost job, unemployed for 10 months
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 02/XX/19: HHF file executed	6/XX/2019	2/XX/2019	0
208717489	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in for account status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2015.  Chapter 13 bankruptcy case number XX filed 10/XX/2014.Proof of claim filed 8/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208717492	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The servicer completed the welcome call and advised of the notice of intent, payment options, website information and disclosures.  The servicer also assessed the borrower's financial situation and explored options to avoid foreclosure. The borrower scheduled several payments over the phone. The reason for the delinquency was due to the illness of the borrower. The borrower is now better and is back at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower spoke with an agent and inquired if their due date could be changed. The agent informed the borrower that they are unable to change their due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717494	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to inquire about the payment and escrow increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower scheduled a payment over the phone to bring the account current. The reason for the delinquency was due to excessive obligations. (car repairs.) Advised the prior payment that was returned was due to an invalid account number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717500	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/19 Borr called and left a message that he was trying to make a payment online and  it was not allowed. Then tried to call the office and it was closed.  Requested a call back.

Welcome call from new servicer.  Borrower advised wants to set up payments & knows that she is behind; wanted to pay total delinquent amount.  Servicer confirmed account shows final modification offer declined.  Servicer advised that she will need to be transferred over to POC which could take 5-10 mins, borrower agreed and call transferred
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208717498	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to make a single payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717499	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was contacted to secure payment. The borrower stated they would get caught up next month and the reason for default was due to vehicle repair.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The comments on 08/XX/2017 indicated a claim was initiated for hail damages caused on 05/XX/2016. The check for $XX was received on 08/XX/2017. The notes on 01/XX/2018 stated all funds were released from the claim and there was an inspection on file showing all repairs were completed. The claim was closed at that time.	6/XX/2019	6/XX/2019	30
208717504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The customer stated they make the payment by the 15th of the month. They were informed the last 7 payments were made the last week of the month. The customer denied setting up a payment. They were informed of self service options. They made a promise to pay on 8/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717503	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to make a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (XX) as noted on 09/XX/2017. There is no evidence of damage to the property.	6/XX/2019	6/XX/2019	30
208717505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717507	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment for March in the amount of $XXe states that she will make another payment on 05/15 and 05/30 to bring the loan current. She states the reason for default is due to her daughter's medical issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717509	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower stated all three trials payment had been sent, however representative advised no trials docs had been sent out and there was no active trial on the loan. No reason for default provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717511	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Authorized third party stated reason for default was unemployment. They had no income coming into the home as they lost their job the week before Thanksgiving and was looking for work. They stated they could only pay by credit card, but were informed they could not pay with a credit card. They stated they could pay next week after receiving money from a friend. They stated they had no income to do a financial review to show affordability. They were advised of a Hardest Hit Fund. They were informed of the negative effect on their credit for not paying.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208717514	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The customer advised a same day payment was made for $XXvia the automated system and confirmed their hardship was temporary. The rep also counseled the borrower on self service options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to schedule a payment for 5/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  Prior debtor case filed 05/XX/2015 and dismissed 10/XX/2015, case filed 01/XX/2014 discharged 05/XX/2014
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208717512	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to confirm payment for $XX made.  Advised was processed and processed another payment for $XXo complete the pament.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717516	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in a promise to pay $XX on 06/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  The bankruptcy was converted from chapter 13 to chapter 7 on 02/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717515	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was contacted regarding payment and stated the payment was mailed late. The collection calls will continue until payment is received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017. A claim was filed for hurricane damage that occurred on 09/XX/2017. Claim funds in the amount of $XX were released to the borrower and the claim was closed on 04/XX/2018 due to the claim being under $XXd XX guidelines. No inspection was required.	6/XX/2019	3/XX/2019	30
208717518	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower  stated they paid March and April but the system is not showing the payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in states was not told about written renovation  to have Bankruptcy removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717521	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower advised that this is a rental property and they are waiting for the tenants to make the rent payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed and resolved on 04/XX/2016.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717522	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was advised of the total amount due and promised to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed and resolved on 12/XX/2017.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717523	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 01/XX/2018.  Claim funds in the amount of $XX were received on 04/XX/2018.  Claim funds were released to the borrower on 06/XX/2018.  Attempts were made to contact the borrower regarding the 90% inspection with no response. A follow up letter was sent on 02/XX/2019.  The damage repair amount is estimated at $XX2.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717525	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment and the welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is agreed ordered.  A motion for relief was filed 03/XX/2018.  An Agreed Order was filed on 10/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208717526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in with an escrow inquiry.  The rep also counseled the customer on the know your options site.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: Notation on 09/XX/2017 reflects the subject property is located in FEMA disaster area for XX (XX). No damages were reported.	6/XX/2019	6/XX/2019	0
208717529	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to fully reinstate the loan out of delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. X (XX) declared on November X, 2016. No damage reported.	6/XX/2019	6/XX/2019	0
208717527	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower sent in $XXthe previous servicer on 2/XX/2019 to pay the March 2019 payment. Borrower not aware of a payment increase which the payment was short and applied to Corporate advance. Funds then applied as the request of the borrower to the suspense account so the borrower could make the difference. Borrower advised fees, advances or funds applied to prior servicer were unable to be adjusted to cover payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute; Borrower sent in $XXthe previous servicer on 2/XX/2019 to pay the March 2019 payment. Borrower not aware of a payment increase which the payment was short and applied to Corporate advance. Funds then applied as the request of the borrower to the suspense account so the borrower could make the difference. Borrower advised fees, advances or funds applied to prior servicer were unable to be adjusted to cover payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  Chapter 13 filed 09/XX/2016, case XX dismissed 03/XX/2018
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to check the status of modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower left message at the secured message center, inquiring why they couldn't make an online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX. No damages were reported. Prior comments on 10/XX/2016 reflected the property was previously located in a FEMA Disaster Area for Hurricane XX. No sign of damages from the storm.	6/XX/2019	6/XX/2019	0
208717532	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower calling in to confirm reinstatement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717535	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called and requested a repayment plan (end and due date not provided in comments). Payment processed in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208717533	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  5/XX/2019- Borrower spoke with agent discussed account statement funds in suspense agent advised post and pre petition payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Bankruptcy information is very limited.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208717536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Welcome call made to borrower and borrower schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208717537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in stating having issues with getting the documents notarized as the documents are in the married last name and borrower went back to maiden name.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.  Case number not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717542	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was called about June's installment but the borrower stated that this payment was already made. The borrower was given an email address to send proof of payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX on 9/XX/17 (XX). There is no indication of damage to the property.	6/XX/2019	6/XX/2019	30
208717540	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower requested the servicer's payment address and stated they would be setting up bill pay with their financial institution.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208717541	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment also inquired about forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Other bankruptcy information not evident
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717543	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  05/XX/2019: borrower stated is going through a major hardship right now.  Servicer advised demand letter expires on 06/XX/19 and account must be paid to date to stop the loan from being assigned to pre-foreclosure attorney.  Borrower scheduled 2 payments, 06/XX/19 iao $XX& 06/XX/19 iao $XX
06/XX/18: The borrower called in to change the payment date from 06/XX/2018 to 06/XX/2018.  The servicer processed a speed pay in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  the borrower called in to ask why a payment hadn't been withdrawn yet and the agent stated a payment posted 2/XX/19 which paid the January and February payments. the agent stated the January payment was returned due to an invalid account number. the agent confirmed the next payment was due 3/XX/19 in the amount of $XXand that the loan is transferring to the new servicer effective 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717544	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in payment for $XXr today and to see why there are funds in suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717547	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments on 6/XX/2016 reflect the property was located in a disaster affected are due to flooding. No damages were reported.	6/XX/2019	6/XX/2019	30
208717549	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to discuss the repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  An insurance claim was filed on 09/XX/2018 for vandalism or malicious mischief sustained to the property on 08/XX/2018.  The eyeball estimate of damages was $XX per notes dated 09/XX/2018.  The claim was denied without settlement on 09/XX/2018 due to no access.  No evidence of completed repairs was cited.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to California Wildfires noted on 11/XX/2018. No damage was reported.	6/XX/2019	6/XX/2019	0
208717551	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower advised the RFD is due to servicing problems due to transfer of loan the paperwork was delayed.  Borrower scheduled payment of 1431.52 for 5/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to change payment date from 11/XX/2018 to 11/XX/2018. Servicer advised payment must be received by end of month to keep repayment plan active.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in and made three payment this brought account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The servicer spoke with the borrower who stated that the payment was sent to the previous servicer on 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property may be in a FEMA disaster area due to XX on 9/XX/17 (XX). There is no indication of damage to the property.	6/XX/2019	5/XX/2019	0
208717558	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717559	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in regarding missing payment. The servicer confirmed that a payment was received in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717561	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 08/XX/2018.  Bankruptcy closed due to Motion For Relief being granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Servicer spoke to authorized 3rd party spouse who advised  was going to make a payment on 09/XX/2017, but there was an illness of a family member and made a payment today through the IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717563	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717565	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower stated payment sent to previous servicer.  Borrower was advised may take up to 30 days to be forwarded and applied. Borrower was advised can see when payment posts online. Borrower accepted a promise to pay $XXby 4/XX/2019 via the Web. On 10/XX/2016 Borrower said was not interested in a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717566	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in about payment information.  Borrower called in about servicer transfer.  Borrower calling in to make payments.  Advised borrower on 8/XX/16 that due to active bankruptcy cannot access information on line, but once bankruptcy is over then it can be accessed.  Borrower stated bankruptcy is closed, but no dates provided. On 6/XX/19 the borrower had a conversation with the lender there was no notes of the conversation in the file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717567	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The servicer called the borrower regarding account. The borrower stated was ill and will going back to work  and should not have any more issue making payments.  The borrower stated will make payment of 9/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower states the reason for default was due to losing her job and obtaining a position for less pay. Borrower made a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717571	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  5/XX/2019-Notes indicate the borrower received a call from the servicer and went over account status.and paperless billing. The borrower advised the reason for default was due to excessive obligations.

The borrower called to make payment of XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717573	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower scheduled payment for 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for damage that occurred on 10/XX/2017. Claim funds in the amount of $XXwere endorse and released to the borrower on 01/XX/2018 and the claim was closed on 01/XX/2018 due to being non-monitored.	6/XX/2019	6/XX/2019	30
208717574	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in and advised amount due on account, borrower will make the May payment and try to make the June as soon as possible
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  A chapter 7 bankruptcy (case XX) was filed on 10/XX/2016.  A final disposition was not specified, although a discharge date of 03/XX/2017 was referenced in addition to the discharge date for case XX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717575	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in and requested a payment made be reversed and applied to a different account number. The request was submitted and the borrower was advised of the time frame.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717576	2	[2] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Apparent Successor in Interest states her last payment overdrafted her checking account two times and asked for refund.  Agent said to send in a copy of the bank statement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	60
208717583	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  03/XX/2019- When the client last spoke to borrower they called in to ask for 1098 documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717581	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called and stated the reason for delinquency was curtailment of income. Borrower advised  spoke to a manager about an arrangement to bring the loan current. The borrower stated will have funds by 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717582	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called in and stated that they were doing modification before. Agent advised to disregard payment and system would update to show account as current. Agent also advised that loan mod docs are on file and borrower apologized for call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717579	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in about a reversed payment and cited the reason for default as death in the family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717578	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is filed/under plan.  The chapter 13 plan was confirmed on 12/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208717580	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717586	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717587	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to check status of loan and payments. The borrower processed payment over the phone but did not setup recurring payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208717589	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer completed the welcome call and advised of the payment information, billing, payment options, website information and disclosures.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717594	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last spoke to borrower when they called inbound to make payment on the loan. Borrower stated they  had long term hardship due to disability of principal
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
209278617	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called for payment information. Agent advised of the account status and discussed workout options with the borrower. Servicing problem noted as the reason for default; borrower did not receive the Welcome letter.  Borrower scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer noted a credit dispute and that payment history was updated through 1/19.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717592	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called and promised to mail a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to verify that the account was in good standing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717596	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019- Borrower called in stated she started a new job and will make payment 7/XX/2019
03/XX/2019- The borrower called in to change the payment date from today 03/XX/2019 to 03/XX/2019 stating that pay check was shortened. The agent scheduled the payment in amount of $XXo be drafted 03/XX/2019 and provided the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.  Chapter 7 bankruptcy filed 7/XX/2015 and closed and discharged 10/XX/2015. Bankruptcy case number not provided in the notations.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717597	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower  called in inquire on modification application status and make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208717601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in wanting to assistance to be set up on automatic payments and schedule a payment a in the amount of $XXor 5/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717602	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower asked why the TAD is so high. Advised because of late fees and reco fees from the closing to the foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208717599	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to schedule a payment for 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called in for the reinstatement amount and cited the reason for default as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208717606	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower had questions about modification and was advised to submit an application to review for forbearance and modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The notes on 03/XX/2019 referenced a new bankruptcy filing. The case number, chapter, and filing date were not provided. The borrower previously filed bankruptcy on 03/XX/2017 which was discharged on 06/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	Bankruptcy
208717607	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/19: Borrower called to schedule 2 payments: $XXor 7/XX/19 & $XXor 7/XX/19.  Borrower stated RFD was excessive obligations; stated he had multiple car repairs causing him to fall behind.

03/XX/19: The borrower verified their information and made a payment of $XXver the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717609	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The customer was calling about the modification status. The customer stated they were out of town and just returned. They wanted to make sure it was not too late to accept the modification offer. The customer stated they are no longer paying college tuition and their finances have changed. The customer's financials were obtained by the agent. They explained the modification process to the customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to inquire about new account number and to request website access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717610	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower contacted servicer regarding current monthly payments; the borrower stated the payment is more than they can afford at this time. The servicer explained the loan was recently modified and spread over 40 years with a reduced P&I payment. Borrower stated the payment is 60% of their current income and inquired if the mortgage insurance could be removed. The borrower requested to speak with a supervisor and the call was disconnected during transfer. Noted a payoff statement generated and emailed to borrower on 03/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  A motion for relief was filed 12/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717613	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in to get principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208717615	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make payment IAO $XXadvised will try to make a second payment by 7/16. Advised customer if unable to get caught up by then call us to see about workouts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717614	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717612	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Authorized third party wife called in payment and welcome call was completed  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717619	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  3/XX/2019-  Borrower called and requested Financial package agent updated demographics package sent mailed out 3/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called for loan status, promised to pay $XXon 01/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717621	2	[2] Currently Delinquent Mortgage [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with customer did not want to hear disclosures. Post petition payment IAO $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2016.  Notes do not provide specifics on bankruptcy filing including: chapter, filing date, status, case number. The comments indicated the borrower previously filed bankruptcy on 09/XX/2012 which was dismissed on  02/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 09/XX/2018 to advise of a claim for water damages caused on 08/XX/2018. The claim was expected to be monitored. A check for $XX was received on 01/XX/2019. However, the check was missing the endorsement from the borrower and was sent back to the borrower on 01/XX/2019 to endorse and return. There was no sign of the borrower returning the check, or any repairs being completed.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208717622	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to get clarification of trial payments advised received last payment for May paid 06/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717624	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower was contacted but unable to complete the call and will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717625	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  04/XX/2019-  General account inquiry, borrower promised to make April payment by the end of the month.
3/XX/2019 spoke to the borrower who made a payment for $XXffective 3/XX/2019. Transferred the borrower to the loss mitigation department. The borrower was advised of the Know Your Options website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717629	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower verified demographic information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717626	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in for new account number so can make payment. The agent provided and completed the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2015.  A motion for relief was filed 03/XX/2016.  Comment dated 06/XX/2016 reflects Motion for Relief was withdrawn as account is current.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208717627	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/XX/2019, the borrower called in about having an emergency and not being able to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717631	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Successor in interest called to make a payment in the amount of $XXon 04/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 11/XX/2016 the account noted, HHF funds posted for the Unemployment program in the amount of $XXon 09/XX/2016.	6/XX/2019	6/XX/2019	0
208717633	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited information noted on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	60
208717632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called and was informed that payments for February and March are due and that they should be made to the new servicer.  The borrower stated they will make the February payment and will make a double payment on 4/XX/2019 to bring the account current.  The borrower gave verbal authorization to speak with their child and the payment was authorized.  The borrower confirmed the hardship is resolved.  A reinstatement repayment plan was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	4/XX/2019	0
208717634	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a payment on the account and advised will make two payments next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717637	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a speed pay request using banking information. Comment dated 04/XX/2019 borrower called to schedule payment as the previous transaction was returned due to incorrect account number. Welcome call was completed on 04/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower made 2 payments over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717641	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Call was in regards to payment amount.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by hurricane as per the natural disaster relief letter that was sent on 11/XX/2017. No indication of damage noted in the collection comments.	6/XX/2019	5/XX/2019	0
208717640	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to see where to send in the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208717643	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Called the borrower to obtain payment schedule borrower declined future payments advised of repayment plan due date and processed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717644	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2017-Comments indicate that the borrower was financially affected by FEMA declared disaster XX. No property damages were reported.	6/XX/2019	6/XX/2019	30
208717648	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  12/XX/2019-  Borrower spoke with agent discussed account status and next payment due.
6/XX/2018- Borrower spoke with agent regarding repayment options and updated financials for consideration of a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208717645	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to make a loan payment but was unable to due to loan transfer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717646	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called - RFD - excessive obligations - processed $XXment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717649	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures. The servicer updated the customer's contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717652	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  06/XX/2019: borrower called to make payment iao $XX servicer advised there is a block from his bank to stop payment.  Borrower advised he would call the bank and have the block taken off and call back.  Property is owner occupied

06/XX/2018 collection call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717651	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Spoke with borrower and advised of total amount due.  Borrower declined to schedule payment and stated was driving and will make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717658	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke to third party (attorney) about general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for water damage. The claim was closed with all funds released and a final inspection on 03/XX/2018.	6/XX/2019	6/XX/2019	30
208717656	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower promised to pay $XX by 04/XX/2019 via Mail. Comment dated 06/XX/2019 borrower promised payment on 06/XX/2019  and 06/XX/2019 via mail and the hardship is resolved. On 05/XX/2019 borrower srtated they took off work to care fir sick mom and car repairs. Associate went over loss mitigations options; forebearance, repayment plan and reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717654	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to discuss the online account and how or where to find the 2018 form 1098. Last skip trace 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717661	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717667	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to get interest paid in 2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717666	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  6/XX/2019-Notes indicate the borrower called to schedule a Promise to Pay payment for $XXeffective 6/XX/2019. The agent advised of the payment confirmation number.

The authorized party(the customer's attorney) called in to make payment for January in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The loan is in active bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208717665	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called about clause in insurance.  Borrower was advised modification completed and went over terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208717668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with borrower, reason for default due to curtailment of income lost part time job and had a storm damage the house and had to use mortgage payment to fix the roof
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 02/XX/2018. The claim was closed on 06/XX/2018 with a 100% inspection and all funds released.	6/XX/2019	6/XX/2019	0
208717670	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in payment for $XX for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208717671	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a partial payment of $XX.  The borrower stated that illness of the borrower is the reason for default.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717674	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower to make a payment payment scheduled 3/XX/20019 we discussed reinstatement and provided explanation of all work out options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower will mail payment by 6/XX/2019.  Agent waived late fee as one time courtesy in response to previous request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717675	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called regarding his Form 1098, the servicer completed the welcome call. Call received on 05/XX/2019 from borrowers' mom called scheduled payment to bring the loan current in the amount of $XX and had not further questions. Comment dated 04/XX/2029 borrower stated prior servicer missed placed payments. On 04/XX/2019 borrower inquired about the modification status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Authorization was received for borrowers' parents on 05/XX/2019. Disaster assistance question was answered Y on 05/XX/2019 and the hardship was cited as being resolved. Proof of payment from prior servicer was cited as being received on 04/XX/2019. Property was cited as being located in a FEMA declared disaster area on 04/XX/2019.	6/XX/2019	6/XX/2019	30
208717678	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called and requested their  interest amount from their 2016 1098 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208717681	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower was advised of consequences for late payments as fees and negative credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717682	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to inquire about moving payment from suspense to make June payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208717686	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The authorized party stated reason for default was excessive obligations. They stated they would pay every two weeks to get caught up by the end of May. They stated they would get a bonus. They are trying to catch up from not working. They stated regular salary made it difficult to catch up and had child care expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower discussed their payment and was advised it shows a property inspection.  They then made a payment of $XX over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717687	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717689	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717692	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Spoke with authorized third party who wanted to know if the loan had been reinstated.  Advised that loan had been reinstated.  Authorized third party declined to make payment at this time.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in states looking at statement and calling to check status of account rep advised statement was generated before payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.  The bankruptcy is discharged but has not been closed out.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717693	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Disaster comments noted on 3/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	6/XX/2019	6/XX/2019	30
208717697	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  borrower claims mailed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717698	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Borrower stated on 03/XX/2018 that roof damage was caused by the hurricane. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 10/XX/2017.	6/XX/2019	6/XX/2019	0
208717696	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717700	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called and stated that they did not want to be contacted and didn't want to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717699	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717701	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower set up repayment plan and scheduled speed pay for two months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717704	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208717702	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717705	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717703	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  3/XX/19-The borrower called and made a payment of $XX made two payments and will make another payment next week.

06/XX/19-The borrower called for past due amount for May & June. Stated payment would be made later during the week to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Hurricane noted 09/XX/2017.	6/XX/2019	6/XX/2019	60
208717708	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717713	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The executor requested that the billing statements got the address on file.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717709	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called for information on grace period, insurance and escrow, and inform does not want paperless account.  Advised of 15 days on grace and has escrow for taxes and insurance.  Payment scheduled.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717714	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment in the amount of $XX  Verified owner occupied, has HOA that is not in FC.  Discussed repayment plan
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  2/XX/18-  Responded to XX borrower statement on dispute- information on this 120 days late payment may have been updated by the creditor.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717717	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717719	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower was contacted and a welcome call was completed, the customer provided a payment in the amount of $XXVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal credit reporting dispute was placed and resolved on 07/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (XX) as noted on 09/XX/2017. 100% inspection results were received per comments on 02/XX/2019.	6/XX/2019	6/XX/2019	0
208717721	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment scheduled for 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717722	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 Borrower was called. Borrower stated will have spouse call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717725	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to inquiry the plan that was set up on, advised there is no plan. Borrower started a modification process and borrower feels that a repayment plan  advised that would need to close out the modification.  Confirmed with borrower of paperless set up by end of June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717726	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to discuss loan. Servicer advised difficult to provide assistance as loan was modified November 2018 for the third time. Borrower stated will make payment 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717730	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The customer called about a letter that stated they did not cash a check. They were informed they could write a letter to state where they want the extra escrow funds applied. They stated that their parents live in the home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717728	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The authorized spouse was informed of the total amount due of $XX which included foreclosure fees which can be paid down through the life of the loan.  The caller promised to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Commentary dated 01/XX/2017 reflects that the property was located in a FEMA natural disaster. No property damage was reported.	6/XX/2019	6/XX/2019	60
208717729	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717733	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to see why his payment has not drafted out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717735	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717731	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in promise to pay $XXby 06/XX/2019  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717736	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 05/XX/2018 Borrower called to make a payment with late fees and to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Borrower call in reference of transfer of loan. Borrower made a payment and wanted to confirm the payment was applied to the account. Borrower was advised the payment was applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717740	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 Borrower advised was able to schedule May 2019 payment. Reason for default excessive obligations. Borrower was provided with know your options for available assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717741	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called for general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717742	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/2019 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717745	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called about a break down for the payoff.  Borrower was advised that it is due to 2nd deferred balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer stated they will make a payment on the 3rd Wednesday of the month. They made a promise to pay through the IVR on 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717746	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Called borrower, wants to check on mod appeal.  Advised could not do a modification when current, unless death or disability. Advised to keep making payments and try a mod to open case online.  Advised also of repayment plan if hardship does not get better.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 10/XX/2012. Claim funds in the amount of $XX were received on 11/XX/2012.  There was an ongoing legal dispute with the contractor due to not completing the work.  The borrower reported roof damage on 05/XX/2018 from XX. The borrower stated that the contractor took the money and didn't complete the roof repair. The borrower called in on 03/XX/2019 to see if the servicer could release the claim funds to make a loan payment. The agent advised that there are 4 contractors on file and the borrower has not used any of them. Letters of termination are still needed. The borrower stated that the first contractor from the first draw took the money and didn't do any repairs on the property and the others backed out.  There is no evidence of repair or if any new contractors are in place to complete the work.  The damage repair amount is estimated at $XX1.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.	6/XX/2019	6/XX/2019	30
208717750	2	[2] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Third party who identifies as executor, called for account status and advised plans on bring loan current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: All borrowers are deceased per notes on 11/XX/2016 and a executor has been identified. Death certificated was received on 10/XX/2014.	6/XX/2019	6/XX/2019	30
208717747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717751	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to inquiry about 1098 interest information. Borrower advised loan is passed due then borrowed stated that was not the reason for the call.  Line disconnected.
On 6/XX/2019, borrower stated he has a few things he is working on right now after servicer inform him if payment is made after 11:59 funds will be posted the following day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717755	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower accepted the trial modification plan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717754	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was called and stated RFD as illness, stated hardship was temporary and would mail November payment the next day.  Borrower had brought loan current through reinstatement on 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717752	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called on 2/XX/19 to obtain a verbal payoff quote. The representative advised that a payoff would have to be ordered and provided the current balance only. The borrower understood the loan would be transferred on 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to get payment information and hung up before obtaining RFD.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717759	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/XX/2019, the borrower called in to let them know that they won't be able to make a payment until the 14th and wanted to know what their options are.  The reason for default was also noted as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XX noted on 09/XX/2017. No damages were reported.	6/XX/2019	6/XX/2019	30
208717757	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The servicer called and spoke with the borrower and advised of the total amount due of $XXThe borrower authorized agent to process payment in amount of $XXnd was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717761	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower spoke to the servicer about their account and asked about their repay plan.  The servicer advised them that plan was broken.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/XX/2017; no evidence of damages.	6/XX/2019	6/XX/2019	30
208717766	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called to request a modification.  The borrower stated unemployment is the reason for default.  The HAMP Modification program and process and requirements were discussed with the the borrower.  The borrower stated they will mail a cashiers check on 12/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717768	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Servicer made welcome call to borrower and provided assistance options.
06/XX/2019 - Borrower returned call with a promise to pay $XXby 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717770	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  An authorized third party scheduled a payment in the amount of $XXdraft on 08/XX/2018, a payment in the amount of $XXdraft on 09/XX/2018, and a payment in the amount of $XXto draft on 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in to make a payment. Borrower was advised of total amount due of $XX. Borrower stated they were unemployed for a few months. Service rep stated they qualify for a 4 month repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717771	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Inbound call from the borrower to discuss reinstatement options and to process payment of $XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the total amount due of $XX The borrower stated had proof from the bank of the payments clearing. The agent advised to send in to have researched.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  10/XX/2018- OB call to bwr regarding pmt bwr stated was at work and it wasn't a good time
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	0
208717776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in for payment inquiry. Servicer advised of total amount due. Borrower updated payment information and made payment.
05/XX/2019 - Borrower called to schedule a payment for $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717777	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to advise plan to bring account states will pay 5/2019 an 6/2019 payment RFD excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in about bank transfer information and bill pay address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208717780	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower wants to find out about refinance options. The representative transferred the call refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717779	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to request the mortgage insurance be removed
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing the unpaid deferred balance, advised borrower agreed to modification terms with deferred principal. No further communication from borrower over issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717781	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Talk to borrower states he is in dispute with ATT and states bank was paid in full and he is still disputing with ATT and will send proof once he receives it. Borrower states he does not wish to make payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717782	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in payment for $XXor today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower contact was made. However there was no commitment to-pay. The borrower stated that his daughter handles account and was not sure why the account is delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717786	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower will make payment on the 18th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717792	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to get  tax statement emailed .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017, borrower reported landscaping damage, minor roof damage and flooding in the 1st floor. No insurance claim filed. On 10/XX/2018, borrower wanted to make repairs and asked for a loan. There was no evidence of any repairs being completed.  The damage repair amount is estimated at $XXroperty repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX.	6/XX/2019	6/XX/2019	60
208717789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to get name of insurance company rep advised insurance company name is XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717791	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised of account status, grace period, consequences and expectations. There was no commitment to pay, however, the borrower expressed interest in a a modification. The borrower was advised of the required documents and modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (XX) as noted on 09/XX/2017. There is no evidence of damage to the property.	6/XX/2019	6/XX/2019	60
208717788	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019, the borrower called to verify if repayment plan was approved; the agent stated that repayment plan was not approved yet. 04/XX/2019 Borrower called in about rejected repayment plan, lender advised that it would start for May and she will be receiving documents in the mail,; 06/XX/2019 Borrower called to see if she could bring the account current, lender acknowledged that she could, borrower is at work and had to get off of the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made promise to pay $XX requested amortization schedule, inquired about $XXon welcome letter
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208717798	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower wanted an escrow analysis performed as the insurance dropped, said they have a new roof.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Claim for roof repair was recently paid out.	6/XX/2019	6/XX/2019	30
208717796	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to make a payment on the account in the amount  of $XXonline.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717799	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make a payment.  The Welcome Call was completed.  Borrower information was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717801	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower was concerned of fraud, The representative explained to the borrower we took over a new servicing company. The borrower states should be due for April, The representative went over transaction history from prior servicer and the borrower is disputing that there was a payment made in May 2018. The borrower will obtain proof and send it in to research and make a monthly payment as well in the next few days. The borrower also stated was afraid of fraud because was victim of identity theft in 2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  5/XX/19-Research request resolved- We have conducted an investigation and did not find any error in the contractual payment history. In order to research the request we reviewed the contractual payment history and information you provided. We found that the contractual payment in the amount of $XXas applied to the April 2019 contractual payment. As of the date of this email the loan is due for May XX, 2019 contractual payment. You have the right to request copies of the documents we relied upon in reaching our determination by contacting us using the telephone number below. Additionally, no funds were credited in May 2018. If you still feel there is an error on the account please provide additional information including the electronic transmission confirmation page showing the bank account and loan number where the contractual payment was sent and a complete bank statement for the May 2018 showing the account balance before and after the transaction clearing the bank account to support the claim.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 11/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX. On 11/XX/2017 a claim was initiated for damages caused by the hurricane. The borrower advised of damages to the roof, window, door, and fence. The borrower stated on 01/XX/2018 the check was made out payable to them only, and was insufficient to cover the cost of the repairs. A copy of the check for $XX was received on 06/XX/2018. There was no indication it required to be endorsed and released. Another check for $XX was received on 10/XX/2018 due to a settlement with the insurance company. The check was sent back to the borrower on 10/XX/2018. Due to all required documents being received, and all funds released the claim was closed on 10/XX/2018.	6/XX/2019	6/XX/2019	30
208717802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower states that the reason for default is that her pay is based on 100% commission. She will make will bring her loan current once her income tax comes back. 04/XX/2019 Borrower called, made payment and advised of inability to make online payment; 04/XX/2019 Borrower called in and made a payment;
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717806	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The servicer called and spoke with the borrower and assessed their financial situation and explored options to avoid foreclosure.  Borrower promised to pay $XXby 06/XX/19
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower made a payment dispute. The agent advised working on fixing the misapplied payment and amount in other fees today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower received a collection call, the borrower stated they were away at work and did not have any account information available to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717807	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower will make a payment before the grace period to avoid late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208717809	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called on 02/XX/2019 stating the repairs were completed, and wanted to schedule an inspection to confirm.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing the denial of the modification due to missing trial payments. The servicer discussed the issue with the borrower on 10/XX/2018 and the dispute was resolved.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  An insurance claim was filed for wind damages caused on 07/XX/2018. The claim was classified as monitored. A check for $XX was deposited on 08/XX/2018. Funds in the amount of $XX were released on 02/XX/2019 due to an inspection was received showing 80% of repairs completed. The borrower advised on 02/XX/2019 all repairs were completed and requested to have an inspection conducted to confirm. An inspection was scheduled; however, the notes on 03/XX/2019 stated the inspection was cancelled due to the borrower was not responding to phone calls.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717812	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  He called, made payment.  Went over payment plan and modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	60
208717814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The customer inquired about payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717817	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  06/XX/2019 inbound call borrower scheduled payment $XX. advised borrower total amount due, advised borrower of XX

The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment and had questions about fees that were due to escrow.  The servicer advised them of XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717819	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower promised to make a payment in the amount of $XXby 04/XX/2019 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717827	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower stated will call back 10/XX/2017 to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717826	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to advise they repayment plan payment would be late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717828	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Authorized 3rd party called in to make a payment and advised he will continue using the web for the future payments  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717832	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The representative talked to the other party who was trying to verify information on the account and the call dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208717834	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called and scheduled a payment for $XXto draft on 03/XX/2019 for February's payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Twice the servicer has applied payments to unsolicited modification rather than to outstanding payments, when borrower did not accept modification.   Borrower has had to call in to get payment applications reversed.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717835	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Outbound call to borrower to discuss RFD and modification options. Borrower stated RFD was due to loss of income. Borrower also processed payment due on the account. On 04/XX/2019 the borrower called to discuss the loan status. On 04/XX/2019 the borrower was called to discuss loan mod docs. On 04/XX/2019 the borrower called to setup payment arrangements. On 05/XX/2019 the borrower was called to to discuss making a payment. On 06/XX/2019 the borrower was called to discuss making payments. On 06/XX/2019 the borrower called to setup payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717837	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Comments show borrower called to make payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717839	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Customer calling in regards to the status of repayment plan. Plan begins on July 1. Did advised of the amount due for the next three months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Authorized third party borrower wife called in regarding payments and made double payment for $XX for today to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208717840	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to ask about demand letter received. Servicer advised to disregard, loan no longer at risk after last payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717843	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208717845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in and wanted to have trans 33 and 34 to be applied for payment. He will be sending in the difference for Mays payment. Correction completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised final modification docs were mailed on 05/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717850	2	[2] Currently Delinquent Mortgage [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make promise to pay $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower advised on 04/XX/2018 the property was damaged by the FEMA incident, but the repairs were completed. There was no evidence of a claim filed or inspection confirming the completed repairs. The borrower called on 08/XX/2018 to report a claim for water damages caused on 07/XX/2018. The claim was classified as enhanced endorse and release. A claim check for $XX was received on 08/XX/2018. Another check was received on 09/XX/2018 in the amount of $XX9. All funds were released on 09/XX/2018. The notes stated an inspection showing 90% of completed repairs was needed to close the claim. There was no evidence of the inspection being completed.  The damage repair amount is estimated at $XX6.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 11/XX/2018. No damages were reported. Prior comments on 04/XX/2018 referenced the property was previously located in a FEMA disaster zone.	6/XX/2019	5/XX/2019	30
208717853	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called and made a promise to pay $XXby 5/XX/19 via Web.  Borrower stated reason for delinquency was excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XX 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	6/XX/2019	3/XX/2019	30
208717854	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Inbound: The Borrower was interested in refinance and was transferred to refinance for further assistance
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 4/XX/2016, issues related to a Chapter 7 discharge.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717855	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The servicer discussed payment information with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717856	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The customer stated reason for default was medical issues in April 2018 and December 2018. Customer stated they would pay $XX on 1/XX/2019. Rep also counseled customer on self service options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717859	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Authorized 3rd party called to advise that he made a payment yesterday and will make another by the end of the month.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2016.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The authorized third party was disputing the payment amount and the continued payment increase.  The third party was advised of the shortage and stated would like to close out the escrow account and take care of the shortage.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	0
208717862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The reason for default was curtailment of income. The customer stated they had a reduction in pay. Their income decreased and then they had a garnishment which is resolved. The customer stated their income may change in February as they may partially retire. Processed a payment for 12/XX/2018. The last contact with the borrower was on 05/XX/2019 for payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717857	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called and updated account information, inquired about payment amount, will try to make 2 payments in July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Last contact with the borrower they had question in regards to the escrow adjustment. Borrower was not aware of payment adjustment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717863	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called on 04/XX/2019 to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute found regarding the customers name, SSN, and address match. Customer info was verified and updated. Borrower was provided with supporting documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717866	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to discuss declined payment and refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208717865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to make a payment and requested assistance with setting up her online account to make future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208717868	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The servicer discussed payment information with the borrower.  The borrower scheduled several payments over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The agent advised that the account is current. No questions or concerns were noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717869	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower's attorney called in stating that the statements are coming to the firm's address and the address needs to be updated.  The borrower will need to call in to update the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 06/XX/2018 the borrower called to initiate a claim stating a tree caused damages to the home. A check for $XX5 was received on 07/XX/2018. The funds were released to the borrower on 11/XX/2018. An approval for self repairs was received on 11/XX/2018. The comments indicated an inspection showing 90% of repairs completed was needed in order to close the claim.  The damage repair amount is estimated at $XX5.  Property repair is complete.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717871	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717872	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to schedule a payment for 4/XX/19 and one for 5/XX/19.  The agent discussed a repayment plan option with them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 11/XX/2018 the borrower called to initiate a claim for water damages caused on 08/XX/2018. A check for $XX was received on 11/XX/2018. An inspection was received o 02/XX/2019 showing 100% of repairs were completed. The remaining funds were disbursed on 02/XX/2019, and the claim was closed on 02/XX/2019.	6/XX/2019	6/XX/2019	30
208717874	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called on 06/XX/2019 about gaining access to their account through the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717879	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower completed "Welcome Call" and set up RPP iao $XXstarting 6/2019 ending 10/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717877	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208717878	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Possible borrower called in regards to inquiring about why they were not on the account and was advised a request has not been submitted.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717882	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in and said aware of the transfer and knew he was behind.  Agent advised he was two payment past due and borrower promised to make a payment same day on the website. Agent went over options to catch up and mailed out a financial package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717884	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  04/XX/19: customer stated he set up future payments via website; RFD is servicing problems
11/XX/17: Outbound call to borrower to discuss the Nov installment. borrower stated will pay online. Agreed to $XXpayment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717885	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The billing statement was reviewed. and the borrower would like to begin trial modification with the initial payment due 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208717887	2	[2] Currently Delinquent Mortgage [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  borrower called and stated she filed insurance claim and received insurance check inquiring about inspection fee advised will defer to loss draft department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 03/XX/2019 the borrower called to report a claim for hurricane damages caused on 09/XX/2017. The claim was classified as enhanced endorse and release. Claim funds in the amount of $XX were received on 03/XX/2019. The funds were released to the borrower on 03/XX/2019. There was no evidence of the necessary inspection being completed.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX.	6/XX/2019	6/XX/2019	30
208717899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to inquire about a refinance. The borrower switched jobs and is back on track but would like to lower his monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower stated they would be able to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	0
208717889	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called with questions regarding escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Commentary dated 03/XX/2019 reflect a check in the amount of $XX9. The date of loss 10/XX/2012. There is no evidence of that the damages have been repaired.  A 90 day letter was sent on 06/XX/2019 to followup on the inspection.  The claim is classified as enhanced endorse and release.  The damage repair amount is estimated at $XX9.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717893	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018, Borrower called to make a payment and to get log back into the online site. Borrower was sent a verification email. Borrower also stated interested in Refinancing VA loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717900	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in requesting a letter stating loan is current so they can purchase something. Agent advised borrower that one can be sent to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717901	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with customer and sent customer a modification application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208717903	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower scheduled a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717902	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Inbound: The borrower was transferred to insurance to discuss the potential lapse
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called to dispute the payment increase. The agent advised of the tax and insurance increase.  Also advised the borrower the escrow shortage could be spread over 12 months. The borrower promised a payment of $XX
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717909	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower authorized a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208717906	3	[3] MI Not Being Paid As Required [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to set-up payment and discuss options due to being ill and out of work for a little while. The borrower stated it was a temporary hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to advise the property damage repairs have been completed and to inquire regarding the endorsement and release of insurance claim funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 11/XX/2017.
							A claim was filed for hail damage that occurred on 03/XX/2018. Claim funds in the amount of $XXwere endorse and released to the borrower on 03/XX/2019 and the claim was closed on 03/XX/2019 due to being non-monitored.	6/XX/2019	6/XX/2019	0
208717918	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with borrower, borrower called in for the status of the repayment plan I advised her the loan is due for April  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717908	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called in to request mailing address to send modification documents. Borrower advised of payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208717919	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called to find out why payment changed and escrow refund from last year. Advised due to escrow change and too late for refund request has been over a year. Advised of amount due and options, payment plan, mod, etc. Borrower stated has extra funds from adult child and can make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717912	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019, the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717914	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Third party requested payment information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717913	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called with a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717917	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called in to discuss their broken repayment plan that was set up on the account. The borrower confirmed they now have funds to pay and rep confirmed next payment for March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: notation on 09/XX/17 reflects the subject property is located in FEMA disaster area for XX (XX). No damages were reported.	6/XX/2019	3/XX/2019	30
208717923	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019- Borrower called to make payment
03/XX/2019- The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717926	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a promise to pay $XXy 07/XX/2019 via bill pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The payment history was corrected through all credit bureaus.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717922	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019 inbound call borrower inquiring about hazard insurance being paid

Borrower called to pay a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	Bankruptcy
208717924	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The servicer completed the welcome call with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717928	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to reschedule/modify a payment on the repayment plan from 06/XX/2017 to 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower stated on 09/XX/2017 their roof was damaged due to XX. The borrower stated they filed an insurance claim; however, there was no evidence of any claim information or funds being received. On 10/XX/2018 the borrower stated they spend their money repairing the home. There was no mention of an inspection an inspection confirming the status of the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX. No damages were reported.	6/XX/2019	6/XX/2019	60
208717932	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with authorized third party who called to make a payment and only in the amount of $XX  Explained that unable to accept that payment arrangement without discussing the loan to become current.  Authorized third party stated will call back.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717930	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed application of XX payments, research concluded that there were no errors on the reciepts for payments the borrower provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717931	2	[2] Currently Delinquent Mortgage [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to cancel payment set up for tomorrow and set up a new payment of $XXombine with the $XXpayment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 11/XX/2018 to report an insurance claim for water damages caused on 08/XX/2018. A check was received on 11/XX/2018 in the amount of $XX4. The adjuster’s report was received on 01/XX/2019 reflecting the cost to repair at $XX9. Approval was received on 01/XX/2019 for the borrower to perform the repairs them self. The funds were released to the borrower on 01/XX/2019. The comments indicated an inspection was needed to close the claim. There was no mention of an inspection being scheduled.  The damage repair amount is estimated at $XX9.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717934	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Customer called to see if their account was in foreclosure.  Servicer advised it was not, but there is a payment due for June
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputes fees due to military status.  Servicer advised not eligible under SCRA since loan closed after active duty start date. May receive up to 1 yr of foreclosure benefits after active duty end date. No rate reduction benefits. Target date is one year after active duty end date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717933	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The authorized third party called to make a payment. The reason for default is curtailment of income- the borrower has a new job and is making less money.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower verified their information and confirmed the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a natural disaster noted on 11/XX/2018. No damages were reported.	6/XX/2019	3/XX/2019	0
208717936	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower promised to make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to advised when he will make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to change the date of payment from 2/8 to 2/22 which is a pay date for the borrower. The borrower had car repairs in the amount of $XXand stated needs car to go make money.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The co-borrower was called on 9/XX/17 and the payment due was requested.  The co-borrower stated that the primary borrower makes the payments.  The representative asked that the borrower return the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717944	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called stated will try to come up with a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Advised borrower of payment due and of the grace period borrower stated spouse will make payment on line before the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower authorized a 3 payments in the amount of $XXach;  dated 11/XX/2018, 12/XX/2018 and 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717947	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717951	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to make a payment to bring the account current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717950	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  the borrower called in to make a payment. Borrower was unemployed from Sept- Feb.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The comments on 11/XX/2017 stated a claim was initiated for hail damages caused on 08/XX/2017. Due to the claim was under $XXnd the borrower was current, the check for $XX was endorsed and released to the borrower on 11/XX/2017. The claim was closed on 11/XX/2017.	6/XX/2019	6/XX/2019	0
208717952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Authorized third party spouse called in and made a payment in amount of $XXnd was provided with the confirmation number and discussed escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to XX. Borrower reported damages as has fallen trees and fence damage and is making the repairs themselves. No claim was filed.	6/XX/2019	6/XX/2019	0
208717953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717957	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in and schedule a payment in the amount of $XXor 5/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717958	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208717959	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower send an email advising that they are unable to make payment on the website and asked for instructions on how to proceed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster was noted on 9/XX/17 due to XX. A hazard claim was opened for roof repairs. Repairs were completed and the claim was closed on 2/XX/19.	6/XX/2019	6/XX/2019	30
208717956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower verbally accepted a repayment plan starting 3/XX/19 for 6 months for the amount of  $XX On 5/XX/2019, borrower called regarding Repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717955	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 10/XX/2017 the borrower called in to inform they were affected by the hurricane, and was advised that once the forbearance is over the account needed to be brought current.
06/XX/2019 - Borroer called to make payment and to request payoff quote
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX. A claim was filed for wind damages caused by the hurricane on 09/XX/2017. Two checks totaling $XX were received and deposited as of 05/XX/2018. The notes on 07/XX/2018 stated per guidelines for hurricane claim, since the claim was under $XXnd the loan was current all funds were being disbursed to the borrower. There was no reference to a required inspection and the claim was closed on 07/XX/2018.	6/XX/2019	6/XX/2019	30
208717963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/19: borrower scheduled FB payment iao $XX
Comments from 3/XX/19 indicate servicer completed the welcome call. Servicer reviewed borrowers financials and setup payment plan and initial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717962	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208717966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019, the borrower called to ask a question about the amounts on the last statement.  The amount that had been intended to be applied differently was requested to be moved.  Borrower confirmed the servicing transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717968	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 04/XX/2018 the borrower called wanting to make a payment of 2300 for 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717967	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717969	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower spoke with an agent and stated they had fallen behind due to the government shut down and they were unable to collect unemployment due to still being employed, The agent reviewed the forbearance option with the borrower and how to apply for the review.
Demographics verified and promise to pay made for forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717971	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Spoke with borrower, customer called about 1098 from 2014 & 2015 being sent to her. Advised customer we sent out 1098's on 11/XX/17 to secure inbox. Customer stated did not get them and wanted them mailed to address on file
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717970	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower reviewed the billing statement and said that the bankruptcy was almost complete.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  E-XX received from XX and XX with dispute code 105. All dates were verified and applicable fields were updated to show loan status of 03/XX/2017.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2017.  Amended proof of claim filed on 03/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 08/XX/2018 cites no disaster damage reported.	6/XX/2019	6/XX/2019	90
208717973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  An authorized third party, spouse of the borrower was contacted to secure payment. The customer stated payment had been scheduled via bill pay. The reason for default was due to work being slow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717974	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer requested to setup payment by phone  but advise of proc   fee and advise can make payment online for free.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Customer called in but only speaks Spanish.  Customer was giving number for Spanish line and advised to call back .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments only reflect inbound bankruptcy call
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208717976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make sure the payment was being processed. Agent advised payment was being processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208717977	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019- Borrower scheduled payment for 06/XX/22019, verified owner occupied
03/XX/2019-The customer called to verify the automatic payment on the 6th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower updated email address and phone number online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717985	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made 1 payment and promised another. The borrower was out of the country on an emergency and fell behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717990	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The repayment plan was reviewed; the borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717991	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The servicer contacted borrower regarding payment, the service promised to pay 1125.71 on 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208717989	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208717992	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to go over past 6 months of payments.  The borrower also questioned how to remove PMI.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 03/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	Bankruptcy
208717994	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 inbound call borrower scheduled payment : $XXAuthorized third party spouse called in stating keeps getting an error. The agent assisted third party on how to register and make payment. The agent provided the total amount due and gave breakdown of amount due. The third third party stated will make the February payment by 03/XX/2019 and March payment by 04/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717995	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called and wanted to make sure payment went thru IVR advised that it did.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 03/XX/2018 advising of flood damages inside the property as well as the roof was damaged. There was no evidence of a claim being filed. The borrower advised on 07/XX/2018 they repaired the damages; however, there was no reference to an inspection confirming the status of the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area.	6/XX/2019	6/XX/2019	0
208717996	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in and stated that is not understanding why the loan is past due.  Explained to the borrower the status of payments applied and that the loan has been running past due since at least 2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208717993	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 outbound call borrower need website assistance, borrower scheduled payment $XXby 06/XX/2019

On 03/XX/2019, the borrower spoke with an agent and stated they would make a payment of $XXby 03/13 through the website. The agent reviewed all of the borrowers information with them and sent a paperless enrollment to their email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208717998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Authorized third party called about assistance, and will have borrower call back with payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called due to differences between the balance on the statement and what XX has listed.  They were advised this is due to possible prior mod and showing deferred UPB.  They also had some condo lien questions and the servicer advised to check with county records.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208717999	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was contacted and went over general account information borrower than scheduled a payment for 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 08/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX. No damages were reported.	6/XX/2019	6/XX/2019	30
208718002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  4/XX/2019-Notes indicate the borrower with an authorized third party, borrowers daughter who called regarding the March payment. The agent advised if payment was made with the prior servicer then the payment would be forwarded to XX, new servicer, within 30 days or the payment was never processed. The agent advised the borrower to check with the bank to verify if payment was processed.

The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower inquired about mortgage insurance. Servicer advised that it is different from homeowners insurance and that it might be able to be removed after paying off 20% of the original appraisal value. Customer also made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with borrower, borrower called in about 1098 stating he never received it wanted another sent out. Sent to mailing address we have on file also wanted to know why his payment increased this month I advised he had an step rate adjustment rate was 3% now starting April 1st it'll be 3.875%
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower verified their information and stated they had excessive obligations.  They confirmed their bank account information and made a payment of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718006	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718007	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Customer called in to make a payment.  Their property was not damaged by the disaster in the area.  They want to get current on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2018 indicated the property was located in a FEMA Disaster Area due to XX. No damages were reported.	6/XX/2019	3/XX/2019	30
208718009	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  No contact was noted over past 90 days with borrower and active Bankruptcy Borrower requested information regarding modifications. Servicer discussed options with borrower and sent modification in mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208718008	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/XX/2019,  the borrower called in about a payment they previously made.  Also discussed was the escrow and the servicer provided the contact information for their insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718011	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The authorized third party spoke with an agent regarding their payment plan and reviewed the repayment plan and total amount due. The borrower set up a payment for $XXand provided the confirmation number. The agent advised the borrower that the remainder of the payments will be for March and April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208718014	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with borrower, borrower called in to make a payment iao $XXEVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute advised total amount due
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718015	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower authorized a payment in the amount of $XX Verified the HOA is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718017	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in and scheduled a payment for 6/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA Disaster Area due to XX noted on 09/XX/2017. Minor damage due to tree falling.	6/XX/2019	3/XX/2019	30
208718019	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower promised to pay $XXScheduled: 6/XX/2019  Confirmation Number: XXX  for May payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718021	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to change payment date from 07/XX to 06/XX and set up a payment for 07/31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718018	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  Bankruptcy filing date not located in comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718020	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Promised to pay $XXby 06/XX/2019 via Web. Scheduled: 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2014.  The confirmation to final cure was filed on 1/XX/2019. On 03/XX/2019, customer stated account was not in active bankruptcy and an audit was supposed to be done on account. Commentary on 04/XX/2019 indicated the bankruptcy was still active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208718022	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The Borrower verified demographics.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718024	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower asked why their payment went up; the agent explained it was due to a change in escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property appears to have been in FEMA disaster area, Hurricane mentioned on 09/XX/17, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	6/XX/2019	6/XX/2019	30
208718027	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718025	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718030	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019, the borrower called to schedule a payment for 03/XX/2019 in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX4.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called to check the status of the loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718033	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with third party (wife) and she stated a payment would be made by the end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718031	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make their payment through two different accounts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 02/XX/2015.  Prior case XXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208718036	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 4/XX/19 borrower called to make a payment in amt of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	0
208718035	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2015.  The commentary did not provide the filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	4/XX/2019	Bankruptcy
208718037	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment to account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718039	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to secure April and May payment and stated reason for default as business failure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718040	2	[2] Currently Delinquent Mortgage [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in noting excessive obligations and to advise is still waiting for a claim check for $XXr home repairs that were out of pocket.  The loan will be brought current once the funds are received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A claim was filed for damage that occurred on 08/XX/2018 due to wildfires.  Claim funds in the amount of $XXwere endorse and released on 08/XX/2018.  Additional funds in the amount of $XX were received on 10/XX/2018 and were released to the borrower on 12/XX/2018.  A 100% inspection was noted on 12/XX/2018. Commentary dated 02/XX/2019 reflects the claim remains pending the final inspection.  The damage repair amount is estimated at $XX6.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 08/XX/2018.	6/XX/2019	6/XX/2019	30
208718042	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make A payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of property damages.	6/XX/2019	6/XX/2019	30
208718043	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer completed the welcome call and advised of the billing, payment options, website information and disclosures. The servicer assessed the borrower's financial situation and explored options to avoid foreclosure. The borrower did not want to discuss the workouts and scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718046	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718049	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called for XX XX information. The representative provided the information. The representative advised the borrower of the total amount due. The representative asked for the reason for default, the borrower stated it is whatever told the last person and doesn't need a repayment plan since bringing the account current. The borrower stated sending payment today in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower financial situation was assessed  and options explored to avoid foreclosure. The borrower was also advised of their right to request a follow-up meeting withing 14 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718050	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in payment for $XXor today. On 04/XX/2019 the borrower called to see how to add husband to loan. On 05/XX/2019 the borrower was was called to discuss repayment plan. On 06/XX/2019 the borrower was called but could not continue the conversation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718055	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	0
208718054	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019: Borrower stated he will make a payment on 06/XX/19
03/XX/19:Borrower called in to make a payment over the phone with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 03/XX/2018 requesting the contact information for their insurance carrier to file a claim for windstorm damages. A review module was opened at that time for the damages. However, there was no evidence of the borrower submitting any claim information/documentation. There was no mention of repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 06/XX/2016. No damages were reported.	6/XX/2019	6/XX/2019	0
208718053	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment and also wanted to see if there was a response from research request they put in about a 2nd name being put on the documents on the account. The representative asked the borrower if have the documents in front or when received them, the borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for fire damage that occurred on 10/XX/2016. The claim was noted as closed on 05/XX/2017 with all funds released and a 100% inspection received on 05/XX/2017.	6/XX/2019	6/XX/2019	30
208718058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019 - borrower called with a promise to pay $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in and requested a payoff statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in asking if payment they'd sent had posted, servicer advised it had but they were still delinquent on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718065	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Servicer made contact with authorized third party, who called in and stated had made the payment that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Authorized third party stated on 05/XX/2019 that there was a fire; the extent of the damages were not cited. There was no evidence of a claim being filed or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718063	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Comments show borrower called asking about payment they made not appearing on loan. Servicer reviewed history and saw payment applied to principle, ticket opened to correct miss applied payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718068	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The customer wanted to make a payment for late fees with 50% waiver per email offer as they would be decreased by 50% if paid by 5/XX/2018. They also wanted to pay their mortgage payment. The principal balance on both loans was also discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718066	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called regarding increased payment, advised escrow increase, borrower stated they are paying their own escrow.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  CFPB complaint received 6/XX/2019, borrower disputes the escrow increase as they pay own taxes and insurance. Review shows that a .25 deficiency in tax payment was added to account invoice.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718071	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  04/XX/2019 inbound call borrower inquiring about new account, borrower scheduled payment $XXy 04/XX/2019

Borrower called in to make payment, was at work did not have a lot of time.  Borrower stated excessive obligations.  Called borrower for payment.  Borrower stated XXhas to wait for money to come in from customers.  Borrower called in to make a payment and to schedule another payment.  Borrower stated business failure.  Borrower called in to set up payments. asked for financial information borrower declined.  Borrower stated will be able to bring loan current by end of month (1/2017).  Called borrower for payment, borrower stated had surgery.  Borrower also stated business is picking up.  Asked borrower to go over financial, borrower declined.  Borrower called in to state will be mailing in payment once stop is off the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Talk to borrower was in a hurry and unable to go over full interview details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718076	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Auth3rd Party called in but reason for call was not documented
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  Comments show the borrower was in bankruptcy which has since been discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower indicated they suffered a business impact
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower spoke with an agent and was able to set up a speedpay for the payment in the amount of $XX The agent provided the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718073	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to verify their payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208718077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower has broken foot and is barely able to work . Just got back to work Promise to pay $XXby 05/XX/2019 via Web. Scheduled: 05/XX/2019. Welcome call complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718084	3	[3] MI Not Being Paid As Required [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called on 03/XX/2019 to advise of an insurance claim for fire damages.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower called on 03/XX/2019 to report a new claim for fire damages caused on 03/XX/2019. The claim was classified as enhanced endorse and release. The the check has not yet been received from the borrower.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718082	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in and scheduled a payment in the amount of $XXor 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718085	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Last spoke to borrower when they called inbound to make a payment  on the loan and discussed setting up auto pay on the loan
05/XX/2019 - borrower call - requested payoff - promises to pay $XXby 06/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718086	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower contacted servicer to confirm payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718088	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower stated is under water with the loan, and that there is a 350.00 fee  to remove private mortgage insurance.  Borrower calling to have the direct pay date changed due to fraudulent activities on her bank account and this will not be resolved until 09/XX/16. Payment was not pushed back and went through which then gave borrower a NSF of 30.00.  Borrower called in to move payment due to having to pay state taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718087	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower wife called  inquiring about general account information. The servicer advised total amount due  and borrower spouse stated it is more than they should owe. The servicer tried to get primary borrower of the line and call got disconnected.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer states makes his payment every month.  Made a payment about 8 months ago and it went to suspense because interest rate went up and payment went up and the funds were misapplied
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017. No damage was reported.	6/XX/2019	6/XX/2019	30
208718083	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Authorized 3rd party wants to set up a repayment plan since was not the (Deceased) borrower. Wanted to set up the same plan as with the previous XX. Made two promises to pay:$XXScheduled: 5/XX/2019  Confirmation Number: XX  and $XX Scheduled: 6/XX/2019 Confirmation Number: XXX. DIscussed not credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718091	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to set up payments on the account scheduled on 01/XX/2018 in the amount of $XXand on 01/XX/2018 in the amount of $XX
06/XX/2019 borrower called with a promise to pay $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to ask about payment breakdown and was provided total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718093	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower scheduled a repayment/forbearance payment for 6/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited information on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718094	2	[2] Payoff has been requested within the last 60 days [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower requested a breakdown of the new payment and inquired about a $XX The borrower was advised that there were unpaid late fees from the previous servicer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the late payment for 01/2018.  The borrower stated the account number was incorrectly entered and has faxed documentation for review.  The note on 04/XX/2018 states February was paid on time and the account was updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The customer confirmed their son makes payments toward the account due to the customer being unemployed. The rep also counselled the borrower on negative reporting to continue, payment history  and online options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019, the borrower was contacted about the payment that was due.  Borrower responded that they had made a payment on 05/XX/2019, and the agent explained that it was actually on 04/XX/2019 and that it went towards the April, 2019 payment that was due.  The borrower promised to make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718099	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Per commentary dated for 04/XX/2019, welcome call completed and discuss payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	4/XX/2019	30
208718101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to verify that her everything transferred regarding her repayment plan. She was advised to keep making payments she set with the prior servicer. She wanted to see if she could have her payment moved without having her credit score damaged.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718103	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  .Spoke with borrower, borrower stated will make payment by April 2
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower promised to make the March installment on 03/XX/2019 via online.  The borrower stated they had a reduction in income and then changed jobs.  They are making more now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX (XX) on 10/XX/2016. There was some damage that the borrower repaired.	6/XX/2019	3/XX/2019	0
208718104	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called regarding payment that was drafted on 06/XX/2019 and not credited to her account. Advised borrower of payments made to prior servicer that were transferred.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower had a payment dispute. The borrower stated a payment was made and after review of the payment history verified prior servicer applied that payment and that they would not credit that amount to outstanding fees.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718102	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The servicer contacted borrower regarding payments, the borrower said that they are working on getting the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in response to the welcome call. Servicer verified all account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718107	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower  said could not speak at the moment and would be calling in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718109	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made promise to pay. Demographics verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718111	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to reschedule the May payment from 6/XX/19 to 6/XX/19. Borrower is planning to bring the account current in July.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A assumption was completed 09/XX/2018	6/XX/2019	6/XX/2019	30
208718113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called regarding the payment history and the most recent escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718117	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to reschedule a payment in the amount of $XXscheduled 03/XX/19.

06/XX/19- 3rd party called  regarding the regarding the repayment plan. Scheduled a payment of $XXor 6/XX/19  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718116	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called and setup a payment with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area that was impacted by XX, XX, as noted on 11/XX/2017. The damages had already been repaired.	6/XX/2019	6/XX/2019	30
208718118	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Last contact with the borrower they stated wanted to make the 08/XX/2018 payment for the installment. Borrower declined to make additional installment payments. Borrower stated may be making payments by mail. Previously discussed modification with the borrower. Borrower stated will apply for modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718114	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019- Borrower disputes payment because he sent it to the prior company & they never forwarded the funds.
03/XX/2019-Borrower called in gave new loan number and advise that we have to wait to take payment. Advise 60 days no late fee , no credit and but advise to give us a call within the next few weeks to get information payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower's spouse called to advise payment will be sent via mail by 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718122	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower scheduled payment by phone and requested to have funds that were applied to principle to be applied as payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make a payment with a credit card and was advised the servicer was unable to process credit cards. The borrower made a payment through bill pay. The borrower stated the reason for default was due to car repairs. The borrower stated they would make a payment to bring the account current on 08/XX/2018. The promise was kept.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718120	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to get copies of the prior servicer information. On 04/XX/2019 the borrower was called and did a promise to pay. On 04/XX/2019 the borrower called to discuss payment. On 04/XX/2019 the borrower called to discuss the loan mod documents. On 05/XX/2019 the borrower called about insurance. On 06/XX/2019 the borrower called to schedule a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718128	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718124	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower scheduled several payments over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718126	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Last spoke to borrower when they called inbound to schedule payment on account. Commentary states borrower called in regarding modification and payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to see about the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718129	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to inquire about loan transfer information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718130	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Comments from 3/XX/19 indicate borrower called in to review account information. Servicer provided post petition payment amount and reviewed account info.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718131	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019: borrower stated RFD is illness, was in an accident at work.  Borrower made promise to pay $XXby 5/XX/19
10/XX/18: Lender called to see why the payments are made after the grace period.  The borrower was unable to make a payment at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Authorized third party called in reference to payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  BK details were minimal
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718134	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to obtain information regarding home/auto insurance and scheduled a payment of $XXby 5/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718138	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower is self-employed and work has been slow.  The borrower borrowed money to make the payment.  Borrower stated business has picked up and has side jobs.  The borrower will be sending a bank speed pay in the amount of $XXon 09/XX/2018. The last contact with the borrower was on 05/XX/2019 to advise the customer that a payment was due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718136	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called discussed repayment plan updated reason for default has not resolve lower income.
borrower scheduled two payment 05/XX/2019 and 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 03/XX/2019 the borrower reported a claim for wind damages caused by tornadoes on 03/XX/2019. The claim was classified as enhanced endorse and release. The claim check for $XX3 was received on 03/XX/2019. The funds were released on 03/XX/2019. There was no evidence of any repairs being completed.  The damage repair amount is estimated at $XX3.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	60
208718137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower stated would send modification letter back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718142	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called and requested an extension, stated that she wants to keep the property and not interested in a modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in for a new escrow analysis due to payments being made toward escrow account. Gave the customer new payment information. Customer made a promise to pay for  $XXby 07/XX/2019 via Web. Scheduled: 07/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718139	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to request payoff
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718144	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in requesting 1098 and advised will have the February and March payments in by Friday. The borrower stated did not have a workout with prior servicer and was just sending in extra when was able to.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718145	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208718148	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower asked that MOD docs be faxed to him,  and was advised MOD docs can't be faxed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  05/XX/2018 - Talked to authorized 3rd party - party stated payment was sent via regular mail
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	0
208718156	2	[2] Currently Delinquent Mortgage [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Notes indicate that a contractor called to get a status fo the Hazard loss check. The agent advised the check was released on 6/XX/2019 via USPS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind damage that occurred on 04/XX/2019.  Claim funds in the amount of $XX were were endorse and released to the borrower on 06/XX/2019.  The claim is classified as enhanced endorse and release and pending final inspection.  The damage repair amount is estimated at $XX0.  Property repairs have not started.  The property condition is good.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718155	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to stop a duplicate payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Case number is unknown.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208718153	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called for information on the 1098 and scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A dispute was noted on 3/XX/19 but no details were provided.  The credit bureau dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower went on-line to set-up an auto payment for 04/XX/207 and wanted to change the amount of the payment and was unable to alter the payment.  The servicer corrected the payment for the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718152	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718160	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with borrower, borrower talked about reaffirmation of account also updated phone number on file
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower requested a copy of the 1098 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area that was impacted by XX, XX, as noted on 11/XX/2017. There were no damages.	6/XX/2019	6/XX/2019	0
208718162	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to see what is paid out of the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718163	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  5/XX/2019-Notes indicate the borrower scheduling a Promise to Pay payment for $XXeffective 5/XX/2019.

The borrower called to get help setting up online account.  They have had issues keeping up with payments due to XX.  They discussed a repayment plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicate the borrower disputed a payment during the service transfer-The agent advised that a payment of January would be edefered due to the XX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718166	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment scheduled for 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718165	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower completed "Welcome Call"
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718168	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  borrower called to make a payment of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718171	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718172	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  03/XX/19-The borrower called to make a payment and go over the loan transfer information.

05/XX/19-The borrower was informed of $XXhortage and the escrow removal was denied due to the signed hamp agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  borrower contact, updated information borrower thought a speed pay was scheduled, no payment since December. Borrower scheduled a payment today for repayment plan. and set up February payment declined further payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718176	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment.  On 06/XX/2019 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer was contacted and promise to pay the September and October payments with late charge, additionally to schedule another payment to stop collections calls.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718170	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in and made a payment amount inquiry advised client that account is current for the month of April and May and the next payment is due 6/XX/2019 advised that the billing statement was generated before account was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	4/XX/2019	0
208718177	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Agent called for payment.  Borrower says made it earlier in the day and give reason for late payment as being a self-employed painter with slow work right now. Agent went over options to get and stay current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718185	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke to borrower will try to process payment on Friday- declined scheduling, declined rpp/ mod. Referred to website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower was contacted by the servicer at their place of employment.  The borrower stated they were unable to discuss, but would call back to discuss a repayment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718198	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  the borrower was contacted for the payment due and scheduled a payment of $XXor 2/XX/19. the borrower stated they were late due to the tenant not paying. the agent advised the borrower of the new servicer for the payments going forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in and scheduled payments on their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; minor door damage repaired by borrower.	6/XX/2019	6/XX/2019	0
208718188	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Per commentary dated for 2019-XX-28, contact made with borrower to set up payment.

Prior modification in 2010
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718199	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was reached and scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing her account was being reported outside of the months of payment and was advised to dispute it with the credit bureau.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718200	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Advised customer that borrowers payment sent in was held in suspense due to him sending in partial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718203	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called regarding changing insurance companies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718204	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke to borrower who stated already have some information in the mail and did not want to go paperless.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718205	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to state a payment was made and to inquire about escrows.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718206	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in about the amount owed, the borrower will make a payment later today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  6/XX/2019-Notes indicate the borrower scheduled a Promise to Pay payment for $XXeffective 7/XX/2018

Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718209	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  04/XX/2019 inbound call borrower inquiring about late fees

The last contact with the borrower was on 03/XX/2019 to discuss payment setup on the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718212	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer advised the borrower of the total amount due.  The borrower will contact someone to make the payment but right now the borrower does have banking information available.  The borrower asked why the servicer is calling when the borrower is only 15 days late.  The servicer explained the payment is due on the first and a late charge will be applied after the grace period.  The call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718211	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower advised hardship is resolved and loan will reinstated in June.  Borrower advised sent in a payment on 6/11, and will make June payment by month end.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to confirm that the payment will be drafted on 3/XX/2019.  On 06/XX/2019 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718213	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718218	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called in and asked to cancel the ACH since he is changing bank accounts borrower also made a payment of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to request a one time courtesy waiver of late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The servicer informed the borrower on 03/XX/2019 that the total amount due is $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718220	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/19 Borr called to make a payment iao $XX
On 03/XX/2019 Borrower called to make a payment. Borrower was advised of know your options for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to make a payment. Borrower wanted to make multiple payments but was advised they could not and stated a letter was being sent out. The borrower wanted to make an escrow payment and was advised usually cannot make them by phone but will allow 1 time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718219	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718226	2	[2] Currently Delinquent Mortgage [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to discuss account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for tree damage that occurred on 01/XX/2018.  The commentary dated 03/XX/2018 states has damage estimated at $XXt insurance is only sending $XXd is having difficulty finding a general contractor.  The borrower noted on 10/XX/2018 was disputing with the insurance company for additional funds and was denied.  Claim funds in the amount of $XXre received on 01/XX/2019.  The borrower noted on 02/XX/2019 that the repairs will start in April or May and was advised of the documents still needed for the claim.  The damage repair amount is estimated at $XX0.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718222	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower stated he made a payment today in the amount of $XXhe is working on the August payment, and declined loss mitigation assistance at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718231	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/XX/2019, an authorized third party called in regards to information regarding the funds that are in suspense.  They were advised that the funds would require the bankruptcy department to assist and they are currently closed but they can call back when they are open.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208718227	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  An authorized third party called on 03/XX/2019 at which time they accepted a four-month repayment plan and made the down payment of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for lightning damage that occurred on 05/XX/2015.  Claim funds in the amount of $XX4 were released on 07/XX/2015 and the claim is pending the 90% inspection.  Multiple attempts were made regarding the 90% inspection with no response.  The claim was closed on 10/XX/2017 due to being aged.  The notes at that time stated the claim would be reopened if the borrower called in wanting to complete the process. There is no evidence the repairs were completed.  The damage repair amount is estimated at $XX4.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718232	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718233	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to check status of modification application sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718235	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/19: borrower stated she is going through a hardship with out of pocket medical expenses; RFD is illness of mortgagor.  Borrower stated she was trying to make a payment online but system was not allowing it because of default status.  Servicer advised borrower of demand letter which expires on 8/XX/19 and minimum payment due is $XX08/XX/18: inbound call from borrower to inquire on payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  04/XX/2019 inbound call borrower inquiring about late fees, borrower scheduled payment $XXby 06/XX/2019

Authorized third party called in to inquire about the payment for February and was advised it had been returned for insufficient funds. Authorized third party stated was going back online to make the payment that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 - The borrower called to make August payment and reset online password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718239	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower advised owner occupied an requested temp password.The agent provided the available options: reinstatement, repayment plan, however the borrower scheduled a payment for 04/XX/2019 in the amount of $XXvia web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer called and scheduled a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower confirmed their payment had been made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718243	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower made a payment inquiry in which the agent addressed the concerns and the call ended.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a general credit dispute
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by XX as noted on 09/XX/2017. No damage was noted.	6/XX/2019	3/XX/2019	30
208718242	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Last spoke to authorized 3rd party/spouse of borrower when they called in to inquire about escrow payments and  were advised they needed to return required paperwork
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718247	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208718246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower was calling to check on the status of the account and make a payment. The hardship that caused late payments has been resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718245	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to inquire about their next due date. The agent advised the loan is currently due for 05/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower called in states he faxed proof to research department showing 2/2019 payment was made on 2/XX/2019 for $XXline and is concerned about account status.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718251	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to ask about late fees and grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  6/XX/18-3rd party called in to make sure the principal reduction will not change the payment amount and rate.

04/XX/19-The borrower's spouse called needing help making the payment online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718255	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718256	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to inquire about the modification process and was approved for trial payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is fraud.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208718254	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019, the borrower called to request fees to be waived. The borrower scheduled a payment for 03/XX/2019 in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718263	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to request a modification, advised not eligible for modification right now
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718261	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 the borrower called in to do a promise to pay for 980.64 by 07/XX/2019.The borrower called in on 06/XX/2019 about bankruptcy but no other information was disclosed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718258	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 4/XX/2019, the borrower was set up on a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718257	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Comments from 7/XX/18 indicates borrower called to see if a reinstatement payment had been received. Servicer advised it has not, call back tomorrow to check. servicer informed borrower of foreclosure status with no sale date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718264	2	[2] Currently Delinquent Mortgage [2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called in on 02/XX/2019 with a claim check for damage to the home. The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2018 reflects that the property is located in a disaster area due to XX.	6/XX/2019	6/XX/2019	60
208718265	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718266	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower promised a payment and wanted to discuss a possible refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718268	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718271	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower verified demographics . Additionally, the Borrower state unable to rent subject property as RDF.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718270	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The customer called in and gave the servicer payment and account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 10/XX/2018; no evidence of damages.	6/XX/2019	5/XX/2019	30
208718272	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower provided third party access to the account for the spouse. Also updated account information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718269	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in for online access. The agent provided username and sent a temporary password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The proof of claim was filed 07/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with borrower, borrower called in to verify insurance info get info on missing payment, advised sending in proof of payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718274	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  An authorized 3rd party called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718277	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Called borrower, has been ill, but hardship resolved. Scheduled a payment, not interested in a modification, went over payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019 Borr called to ask if the mortgage was paid in full would the principal of $XXaived. Also requested the late fee be waived. This was waived as one time courtesy.

Comments from 10/XX/18 indicate borrower called to see why payment increased. Servicer informed this was due to escrow increase. Borrower concerned that the wrong insurance info was used. Servicer requested re-analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718280	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to report a new hazard claim for water damage that occurred on 03/XX/2019. The borrower was unsure of the amount of the claim but wanted to know what to do with the check once it is received. Reinstatement options were discussed but no plans were made. A payment was scheduled for 03/XX/2019 and 04/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 03/XX/2019 to file a new claim for water damage that occurred on 03/XX/2019.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster due to XX which occurred on 09/XX/2018. No damages were reported.	6/XX/2019	3/XX/2019	0
208718278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718281	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to make payment by phone.  Borrower stated  was working out of  state and mailed in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	1/XX/2019	30
208718283	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Comments from 3/XX/18 indicate servicer called to collect current month payment. Borrower advised payment will be made and not sure why servicer is calling on the 6th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called requesting to have 2017 1098 form to be sent via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  3/XX/2019-  Borrower spoke with agent discussed account and completed welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718288	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718286	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disagrees with being one month behind, stated she completed Mod with prior servicer and was advised she was to skip a month. Borrower requested modication and pay history be researched. Servicer updated loan history and moved amounts from suspense.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2014.  Plan was amended 4/XX/2012
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208718289	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Inbound call to discuss returned check and make arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718293	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to get loan information and set up online pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Called customer to advise payment has posted and payment will change in July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718292	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  inbound call from borrower to obtain status of schedule payment for repayment plan and to process payment currently due
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718296	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower stated sent $XXon Feb 21st to XX.  Agent advised no evidence of payment requested borrower to provide proof so it can be investigated. Borrower did promise to pay $XXy 4/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called and made a payment.  The borrower stated is trying to refinance over the next 45 days.    The borrower stated business was slow but has picked back up last month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XX noted 10/XX/2018. No evidences of damages reported.	6/XX/2019	2/XX/2019	0
208718291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	0
208718294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower inquired if the February payment has been reversed.  The servicer requested documents sent to customer via email.  The borrower was approved for a repayment plan starting  in  January 2019 for 7 months in the amount $XX   The servicer advised the borrower to continue making payment per plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718298	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower called in to inquire about principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 04/XX/2014.  The proof of claim was filed 09/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208718302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The authorized third party called to see about bill pay information and made a promise to pay $XXy 5/XX/19 via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718305	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in for general account information. The servicer advised total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	6/XX/2019	5/XX/2019	0
208718312	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Last contact with the borrower they advised of November due and they thought the payment was scheduled. Borrower was advised of the grace period. Borrower declined to go over financials due to work. Speed payment was set up for 11/XX/2018. Borrower was advised of next payment due for December. Previously discussed final modification and sending in final documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718308	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower advised of not being able to make a payment online and was advised that that was due to the loan being 3 payments delinquent. Borrower made a payment in the amount of $XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower submit dispute to have credit reporting updated.
REASON FOR DEFAULT: The reason for default is incarceration.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718310	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718304	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to schedule a payment in the amount of $XXor 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in stating credit report is showing 90 days past due. The borrower stated did a modification and was making trial payments. The agent advised that though they were in process of modification the amount was still delinquent and was reported. The borrower requested payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	0
208718314	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to inquire why the payment was increasing.  The borrower was advised the payment had not increased but that the payment included the late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Florida XX (XX) declared on September XX, 2017. Minor damage reported; no insurance claim filed.	6/XX/2019	6/XX/2019	30
208718315	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower advised that the property is owner occupied and scheduled the next 3 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718316	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower sent two payments in one envelope and wants to verify information so that the missing funds can be researched.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower stated reason for default as excessive obligations and was advised of total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718319	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make us aware going to be making the payment late this month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718318	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borr called to make a payment iao $XX
The borrower wanted to process a payment. The borrower stated that the February payment should be sent via online and made March payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2019.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower called in to make a payment.
05/XX/2019 - Borrower called - discussed amount needed to bring account current - discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718317	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a minimum of two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718321	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer called and spoke with the borrower who stated sent the documents back today. The agent advised that the new payment is $XXand is due 09/XX/2018. The agent offered to set payment but the borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to XX. No damage reported.	6/XX/2019	5/XX/2019	30
208718322	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called and made a payment via speedpay to avoid an active demand.  The borrower advised excessive obligations as the reason for default and the hardship is now resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  A welcome call was completed. The borrower was provided with account details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718327	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06282019-  Informed customer why she has to pay the escrow shortage- said payment was paid toady ad will try to pay June payment by July 15th and July by the end of July.
03/XX/2019-The borrower called in to confirm the transfer information and to make a payment of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 10/XX/2018 due to XX. No damage reported.	6/XX/2019	6/XX/2019	30
208718329	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Servicer contacted borrower and hung up once they realized it was the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718328	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  01/XX/2019 -- Called borrower - requested payment - borrower stated payment made online - call then disconnected
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718332	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to cancel payment on the account due to fraud. Borrower said was making the payment the following day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718331	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to make a payment.  Advised account is still boarding and should wait a few more days.  Payment scheduled 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718333	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718334	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No additional information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718336	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called regarding an insurance payment. Also noted the borrower is back working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718338	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound call was placed to collect total amount due, borrower advised thhat she had set up payment thru online bill pay iao 1256.46
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in reference to application of payment. Borrower requested funds be moved to their suspense account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718339	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in on 06/XX/2018 to receiving a letter about private mortgage insurance and would like clarification over it. Was advised that has the right to remove the private mortgage insurance. Also advised would have to apply and pay for an appraisal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Called borrower, reason behind, pipes froze paid $XX repairs, now resolved. Financials reviewed, shows  borrower can afford a double payment. Borrower set up payments for 1/XX/2019, 1/XX/2019 and 2/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called regarding past due notice. The servicer advised the borrower to resubmit their ach for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718343	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called regarding going paperless. Servicer also verified borrowerr sent the payment, but it has not yet been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718346	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to schedule a payment for 04/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718347	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718345	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718352	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borr called to schedule 3 months of payments iao 2158.76 for 6/XX/19, 07/XX/209 & 8/XX/2019

The borrower called to obtain a confirmation number for the March payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A partial monitored insurance claim was filed by the borrower on 01/XX/2019 for fire damage sustained to the subject on 07/XX/2018. A claim check for $XX2 was received on 02/XX/2019 and released to the borrower on 02/XX/2019. The homeowner advised on 02/XX/2019 the property was ready for the final inspection.  An inspection has not yet been scheduled.  The damage repair amount is estimated at $XX2.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718349	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Contact with borrower regarding loan status and payments. Servicer advised funds in suspense he can use.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 09/XX/2017 advising of roof and water damages caused by the FEMA disaster. The borrower stated they did not file a claim due to costs of repairs were less than the deductible. There was no evidence of any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area.	6/XX/2019	6/XX/2019	30
208718353	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower  called in to make a payment scheduled for 6/XX/2019 in amount of 500.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718357	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower gave son one day authorization to discuss payment options and all workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718359	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to change a scheduled payment date from 12/XX/2018 to 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208718355	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrowwer contact regarding loan options to avoid foreclosure. Borrower requested they research 12 month payment history as they feel that a payment is missed. Reinstatement quote provided.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718354	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower promised to make a payment in the amount of $XXby 05/XX/2019 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718360	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Comments show borrower called regarding loan status and payment. Speed payment requested during call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718361	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower was contacted and stated will make a payment later in the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718358	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208718362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019 servicer made contact with borrower whom stated they were at work and would call back the following day to discuss the recent servicer transfer.
01/XX/19: Borrower provided RFD and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718366	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to discuss account information and the fees to be disputed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Comments dating back to 09/XX/2016 referenced the borrower filing a dispute due to their escrow account causing a payment increase. The borrower sent in a written correspondence on 09/XX/2017 requesting an escrow corrections as well as waiving the fees on their account and correcting the negative credit reporting. The borrower claim the incorrect escrow issued caused the payment to increase and them fall behind on the mortgage. A response was issued on 10/XX/2017 denying the request stating there was no error. The borrower continued to dispute the issue on 02/XX/2018 and 02/XX/2018 claiming the tax penalty of $XXs coded incorrectly which caused the issues. The servicer advised to send in proof it was coded wrong. There was no further mention of the issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 03/XX/2018. No damages were reported.	6/XX/2019	6/XX/2019	0
208718369	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/19 Called borr regarding payment. Borr stated he has one payment pending.

The borrower called in with difficulties making payment via web. The agent assisted and also had issues and submitted a IT ticket. The borrower made a promise to pay $XXvia web by 03/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing account status through XXX. The servicer reviewed the account and the issue was resolved.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718370	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2012.  A motion for relief was filed 06/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718372	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower calling to move the scheduled payment and wanted to move the payment to 2/XX/19 from 2/XX/19, and will schedule another payment for 2/XX/19, online for the amount of $XXand any late fees. The borrower declined to set up the payment. Reason for default:Illness of family member. The representative advised the borrower that the loan is being monitored because the last mod was done 5/XX/18. The borrower declined to do the financials and will be bringing the account current by the end of the month. The representative advised the borrower that the letters and phone call will continue until the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718371	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a payment to cover March and April.  The borrower declined work-out options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718373	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718374	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower scheduled a payment for 05/XX/2019 and 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for hurricane damage that occurred on 09/XX/2017.  Damage was noted to the roof and fence. Claim funds in the amount of $XX were received on 11/XX/2017 and were released to the borrower on 12/XX/2017.  The claim is classified as partial monitored.  The contractor stated on 03/XX/2018 the roof should be completed in two weeks.  The borrower reported on 04/XX/2018, additional damage was found and was referred to the insurance company for additional funds.  The borrower noted on 08/XX/2018 the repairs were almost complete and requested an inspection. On 11/XX/2018 the borrower stated the repairs are ongoing and there is quite a bit remaining. Attempts were made to contact the borrower with no response. No final inspection was documented.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.	6/XX/2019	5/XX/2019	0
208718376	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718375	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower advised mailed a check on 08/XX/2018 in amount of $XXRFD is noted Excessive obligations.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to inquire about January payment, stated they were out of the country and daughter was supposed to make payment however was advised no payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718379	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called regarding 2013 tax statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718380	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718383	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 the representative talked to the borrower about their payments and transferring them to the insurance department; however, they were closed for the day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017 the borrower stated the gutters, roof, and roof insulation were damaged due to XX. A claim was not filed by the borrower. The borrower plans to repair the damage but no evidence of repairs noted.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX.	6/XX/2019	6/XX/2019	30
208718384	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower stated gets the retirement check at the end of the month. Also promised a payment of $XXfor 5/2 and 6/4 via the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718381	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 inbound call advised borrower total amount due, discussed repayment plan, borrower scheduled payment $XX

Borrower called in to make a payment in the amount of $XX covering February and March payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718382	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called and made a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718388	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called a promise to pay for Aprils payment $XX on 05/XX/2019.  Borrower made a payment for late fees but it was applied toward suspense.  Submitted request for correction to apply payment amounts correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  4/XX/2019-CFPB Day 45 Discharged BK Solicitation Letter.  No additional information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718387	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called in to check on the insurance that was cancelled due to non payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  The customer wants to dispute the late fees in the amount of $XX had death in the family. The servicer advised that they gave the customer the research address and auto pay information.  The borrower was also disputing the insurance payment due to receiving a cancellation notice due to non-payment.  The servicer advised the payment was sent on 06/XX/2019 and the borrower stated the policy was already cancelled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718391	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to request payment change day form 14th to 21st.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208718390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718392	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower stated had car issues, missed work and said that they were planning to make a double payment this month because the spouse now has a job.
05/XX/2019 - Borrower called checking if recent payment cleared
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718394	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Welcome call completed. The customer's intention was to make a payment the next day. Reinstatement was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Date of discharge not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718395	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in on 5/XX/2019 to reschedule their repayment plan payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718396	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer discussed all work-out options.  The borrower called in to make make a payment.  The borrower intends to reinstate the loan in May.  The servicer advised of the demand letter expiring 04/XX/2019.  The borrower stated they can male another payment at the end of the month to complete the March installment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718398	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spouse of borrower, unauthorized third party called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to confirm payment amount, but declined to make payment with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718400	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Last contact with the borrower they called back to discuss payment for May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments from 2014 indicate prior Bankruptcy, filing and exit data not available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718401	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke to the borrower regarding a check that was not cashed by the servicer. The borrower made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017. No damage was reported.	6/XX/2019	6/XX/2019	30
208718403	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 Borrower was called in reference to payment due. Borrower stated will make a payment on 06/XX/2019. Borrower is interested in a Repayment plan program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called about pending payment for today, and agent verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718404	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called to make payment arrangement from 06/XX/2017 to 06/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718407	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718406	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower spoke to the servicer and wanted to bring account current.  They made a payment of $XX  The servicer went over welcome call information and advised them of XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Authorized third party; spouse called to schedule payment with the effective date of 06/XX/2018 and declined to set up future payments. Comment dated 09/XX/2017 ATP stated they stated payment for September would not be made late due to borrower is a full time student and is waiting on grant funds to be deposited and scheduled payments for 09/XX/2017 and 10/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718411	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called to set up a payment for $XXnd inquired about refinancing the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Last contact with the borrower they promise to pay 04/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower wanting assistance with XX.  Borrower made a payment by bill pay for 8/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called regarding payments- XX reversed payment will bring account current by end of march- discussed repayment options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718415	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Per commentary dated for 06/XX/2019,Borrower inquired  account Information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718414	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  An authorized third party inquired via website how to upload authorization form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Last contact with the borrower they promise to pay by 03/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
209278612	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Last spoke to borrower when they called inbound and payment was made on account on 6/XX/2019. Appears account is 30 days delinquent
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called regarding the escrow shortage and scheduled a payment for $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Per commentary dated for 06/XX/2019, Borrower called in for general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XX noted on 9/XX/2017. No evidence of damages.	6/XX/2019	6/XX/2019	0
208718419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019 the borrower called to speak about general account information.  The servicer provided total amount due, last payment received, next payment due date and fees.  Servicer also sent enrollment link for paperless billing to borrower's email.
03/XX/19:The borrower called for general account information. The agent updated information and completed the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 8/XX/2017 due to XX. No damage reported.	6/XX/2019	6/XX/2019	0
208718421	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Disaster first mentioned 10/XX/17.
							No attempts to contact after 04/XX/2019	6/XX/2019	5/XX/2019	30
208718426	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to discuss their payments and account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718424	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718423	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to make a payment borrower needed loan number gave to borrower and borrower scheduled payment for 3/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower scheduled a payment for 3/XX/2019.  They were provided with the loan number and payment center address as well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to see why their bill showed that they were past due and explained to the borrower how the payments were received and applied from August to December, the borrower stated they'd make a payment for the different owed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718434	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718437	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower confirmed the property is non owner occupied, he is waiting for check to clear the bank to make the payment, he will set up online account to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: An insurance claim was filed on 10/XX/2017 for fire damage sustained on 10/XX/2017. The claim was closed on 03/XX/2019 due to 100% inspection results and all funds totaling $XX9 being disbursed.	6/XX/2019	3/XX/2019	30
208718435	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in about setting up bi-weekly payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Received mail from borrower disputing credit reporting on 6/XX/2019.  Comments indicate credit reporting dispute resolved 6/XX/2019.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  12/XX/2018 inbound call borrower promise to pay, advise borrower of total amount due $XX  borrower need website assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	0
208718441	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in due to having problems logging into system and the agent reset the password. Borrower states that will make a payment in the amount of 1503.96 by using the online system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718436	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called into make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 05/XX/2016.  The comments states that a claims check in the amount of $XX2 was received on 09/XX/2016 and funds were released to the borrower on 11/XX/2016.  As of 12/XX/2018 the a 90% inspection was still pending.  Multiple attempts were made to contact the borrower for the inspection with no response.  A contractor bid in the amount of $XX was noted on 03/XX/2019  The damage repair amount is estimated at $XX8.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718443	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made a payment in the amount of $XXscheduled for 05/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2018 indicated the property was located in a FEMA Disaster Area on 09/XX/2018 due to XX. The borrower called on 10/XX/2018 to initiate a claim for damages caused by the hurricane. Two checks totaling $XX were received on 10/XX/2018. The notes on 10/XX/2018 stated the funds were endorsed/released and the claim was closed.	6/XX/2019	6/XX/2019	30
208718440	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Last contact with the borrower they called in about 1098 form. Payment scheduled for 04/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718439	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Agent called to collect payment. Borrower declined and said would make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718444	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with borrower's wife, advised her to have borrower return call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718445	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to confirm payment status. The billing statement was discussed with the Borrower. Borrower stated she received 2 staments with different amounts due. Loan is in BK status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  05/XX/2019 Commentary states Bankruptcy was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	60
208718447	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in with questions about their escrow account, transferred to escrow department
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718448	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower requested a coupon in order to mail the payment. A statement had been sent on 03/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718451	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact with the borrower was on 09/XX/2018 to discuss plan options.

The borrower called on 5/XX/19, agreed to a 5 month repayment plan of $XXstarting on 6/XX/19 .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Customer called in to verify that their loan was transferred to new servicer.  Servicer advised customer of the pre-approved loan modification letter that was sent to them.  The customer stated that they needed to speak to their spouse and see if they are going to accept it.  Customer stated that they will call back next month with their decision, but wanted to reinstate the loan right now.  Customer authorized payment for $XX  Servicer advised the next payment is due on June 01, 2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718449	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to get billing statement as well as the loan terms. Borrower also made a payment in the amount of $XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower requesting investigation for the increase in payment due to escrow change, no analysis or statement recording transfer of funds provided.  A response was sent to the borrower on 03/XX/2018 stating research completed and an escrow analysis was provided.  The payment information is correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported roof damage on 11/XX/2017 due to XX.  The borrower stated a claim was filed.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 10/XX/2017.	6/XX/2019	6/XX/2019	0
208718456	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower is calling to opt out of forbearance mod review. Advised that request has been submitted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  THE BORROWER CALLED IN ABOUT INSURANCE NOTICE.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	0
208718461	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718455	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/19: The borrower called in to check if their recent payment was received.  Servicer advised borrower that their account has always been late for 1 month.  Servicer provided borrower with total amount due of $XX Borrower stated that they cannot afford a 3 month repayment plan and will be making monthly payments of $XXlus an additional $XXl caught up.  The borrower scheduled two payments of $XXor 7/XX/19 and 8/XX/19.
06/XX/2018: Associate made contact with borrower and borrower requested a Spanish translator and stated they would call at another time regarding th foreclosure prevention options, asked for account status. Associate advised due for May and June and has been consistently over 30 days passed due and advised of the potential foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718462	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to advise will be making June payment on 07/XX/2019 and will make the July payment by the 31st. The borrower stated default due to having to redo the front steps, railing and gutters and will be caught up by the end of July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718464	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718468	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower scheduled a payment for $XXffective for today.   The caller stated was out of town; but promised to make future payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718471	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to inquire about late fee waivers.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer responded to credit dispute and it appears to be resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower and his daughter (third party) called in about the status of the loan.  His daughter wanted to know the difference between assumption and refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718477	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer called in to make payments and stated will make two payments on 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	90
208718475	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called about status on the account and wanted to confirm the principal balance in the amount of $XX 97
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to cancel payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718478	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower was in a car accident and lost her job and had to move with sister to get help.  Borrower was advised of demand letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  On 09/XX/2016 the borrower called in and was verified and given an address; no indication of a payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	0
208718487	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower prvd payment methods. No prvs workouts. Borrower had no further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718491	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 4/XX/2018, the borrower called in and stated they paid the reco fee online.  The next payment due was verified.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Responded to trans union credit dispute,  Borrower stating not theirs, verified names, date of births and social security numbers, matched borrowers, verified information reported accurate
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718489	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made a payment for more than only July installment on a call with agent.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718485	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Authorized third party called in regards to repayment plan and scheduled payments for 05/XX/2019, 06/XX/2019 and 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718490	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in stated does not know reason for default borrower disconnected call before agent could address everything on interview tab.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718493	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower asked why the billing statement was showing $XX  The borrower made a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208718492	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with borrower and stated illness of family member.  Advised of grace period.  Borrower took care of medical expenses of $XXmonthly for 6 months before family member passed away.  Processed 1 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  An authorized 3rd party called stating they thought they processed the payment.  The borrower scheduled 2 payments of 2,167.88 on 6/XX/2019 and 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718495	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 4/XX/2019, a promise to pay on 4/XX/2019 was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718496	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower stated will make a payment the next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No additional information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208718502	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Outbound Welcome completed with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718509	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called because he had a XX and has been in the hospital.  Borrower needs a couple of days to make a payment.  Borrower intends on making May payment on 6/XX/19.  Borrower has exemption approaching and advised customer to send proof of exemption to lereta.  Borrower will pay $XXon 6/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718505	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower scheduled a payment in the amount of $XXto complete the February & March payments. The account is next due for April once the payments are posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208718507	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called with an authorized representative of the XX company repairing the property. All of the funds have been released to the borrower and the XX company.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had a dispute regarding late fees.  They believed all late fees were being waived, they were informed it was only in the 60 days around the servicer transfer that would be waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: There was damage to the property, however a 100% inspection was received on 3/XX/2019 and the final funds have been released.	6/XX/2019	6/XX/2019	0
208718508	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to make a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718511	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Talked to customer  borrower set up on a repayment plan, sent for approval in remedy borrower had excessive medical bills with husbands car accident.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019 inbound call borrower inquiring about refinance application, advised borrower of KNOW YOUR OPTIONS SITE COUNSELED

Borrower called to schedule a payment on the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to find out what date they had their payment scheduled for this month. Associate advised of the total amount due and informed payment is scheduled for  for today in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Comments show contact with borrower regarding loan status and payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718520	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower went over general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718521	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Hazard claim closed 2/XX/2019	6/XX/2019	6/XX/2019	60
208718522	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make a payment.  The servicer went over welcome call information and advised them of XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718523	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Outbound collection call to borrower to bring account current. Borrower stated they had set up a payment thru their bill pay but it wouldn't post until the 17th. Service rep offered to set up the payment thru speedpay to avoid the $XXte fee.  The borrower agreed and deleted their bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718525	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  6/XX/2019-Notes indicate the borrower advised of going to make a payment on 7/XX/2019 for the May payment and on 7/XX/2019 will make the payment for june.

On 02/XX/2019, borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The last contact was made on 9/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718527	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called about the insurance payment call ended before could get reason for default welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718532	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Outbound: Borrower stated was out at an appointment and advised a call back at around 4 pm.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718529	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower discussed billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718533	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208718534	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to discuss general account status.   Borrower needs a release to sell some acres of land.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A FEMA disaster was noted due to XX. No damages were noted.	6/XX/2019	3/XX/2019	30
208718535	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment. .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718537	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The authorized third party (spouse) requested their tax statement and discussed reinstatement.  They promised to pay $XX by 03/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718536	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called about statement information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718538	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to verify information and terms of the loan will stay the same after transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718540	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to make a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 11/XX/2017. There is no evidence of damage to the property.	6/XX/2019	6/XX/2019	30
208718539	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment.  Borrower advised of financial situation and that they are trying to get caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment and scheduled the payment for 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718542	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in for general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 6/XX/2019, the borrower called in to make a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718555	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Last contact with the borrower they stated had excessive obligation. Borrower stated had to make large payment to medical Insurance. Borrower wanted to change payment date and payment was set up Borrower set up payment for 02/XX/2019. Payment set up for 02/XX/20019. Previously discussed modification with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made a payment and stated was behind because billing statement went to property address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower verified their information and discussed modification.  They made a payment of $XX over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718553	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  An unauthorized third party called in regarding loan. Borrower is deceased and caller is the successor in interest.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called for website password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  borrower disagreed with the payment amount and wanted to verify if the May payment was scheduled. That agent advised the borrower the payment hadn't been scheduled and the last payment made was for 4/XX/2019.  The borrowers reason for the call was to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718554	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower requested 1098 documents for the 2015 and 2016 years.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718556	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer explored options to avoid foreclosure and also provided with HUD's contact info.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718558	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Per commentary dated for 05/XX/2019, Borrower  called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718563	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer stated they would check records for payments previously made. They will follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718567	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make a payment.  The servicer advised them of XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718569	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 Borrower called to make February 2019 payment. Borrower stated will make March payment the first week in April 2019. Borrower was provided with know your options for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718564	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  5/XX/19  Inbound Borrower PTP $XXby
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2012.  Filing date not available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718566	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment.  The representative sent reset password link to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718565	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 05/XX/2016.  Missing case number and filing date in comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208718571	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Authorized third party called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of property damages.	6/XX/2019	3/XX/2019	30
208718568	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower requested for late fee to be waived and advised of a request submitted. Borrower scheduled a payment in the amount of $XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer responded to XX credit dispute, updated applicable fields to show loan status as of 08/XX/18 as current; provided payment history through 07/XX/2018
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 06/XX/2015. Claim funds in the amount of $XXwere endorse and released to the borrower on 07/XX/2015. The claim was closed on 06/XX/2016 due to being non-monitored.	6/XX/2019	6/XX/2019	0
208718572	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The customer called in stating they made a payment on the 14th but that it was not pulling out yet. They were advised they were unable to locate the bank account. The customer requested to re-secure the payment information. Customer processed a payment for that day. Reason for default was excessive obligations, but that they were caught up and the reason for default was complete. Customer declined to go over loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718573	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to confirm repayment plan was set up and was advised it will start with July payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718575	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower wanted to make sure payment was taken out of the account and also to let us know that will be making two payments in the next month.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The authorized third party received their welcome call and promised to pay $XX by 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718576	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Discussed general loan information with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718579	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in and made a payment of $XX dated for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower call in and went over account was unaware loan was transferred and thought payments would be placed at the end of the loan informed borrower of work out options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in and discussed the terms of their repayment plan and scheduled payments.  They have a curtailment of family income and increased child care expense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: An insurance claim was filed and closed on 2/XX/19.	6/XX/2019	3/XX/2019	0
208718583	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in stating changed insurance and wanted to get it updated on our end. The borrower sent in document on Friday. The representative transferred the borrower to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to XX on 09/XX/2017. No property damages were reported.	6/XX/2019	6/XX/2019	0
208718591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in and made a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718587	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The servicer returned the borrower's call, at which time the borrower requested their loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718586	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Third party contact unable to determine relationship. CSR was hung up on.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718585	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 returned Borrower called. Borrower called to advise made trial payment online. April 2019 payment will be made 04/XX/2019. The payment amount for the Modification plus escrow were discussed with the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 10/XX/2017 Commentary states Hazard claim closed and funds were released.	6/XX/2019	3/XX/2019	60
208718592	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called regarding insurance claim that was made with previous servicer. Discussed options to avoid foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind damage that occurred on 07/XX/2018. Claim funds in the amount of $XX were received on 09/XX/2018.  The initial draw was sent on 09/XX/2018.  An 82% inspection was noted on 12/XX/2018.  A contractor bid was noted on 03/XX/2019 in the amount of $XX. The claim is classified as monitored.  The 100% inspection was ordered on 03/XX/2019.  The damage repair amount is estimated at $XX7.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718582	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in regarding delinquent loan call. Agent advised he would keep getting calls if payment was not scheduled ahead of time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718588	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called to confirm if the incentive of $XX to principal was applied. They verified the amount due for June and for July.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is disputing the loan modification incentive and documents. Borrower was advised to send in written correspondence to dispute the information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718593	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718595	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  5/XX/2016-  Borrower spoke with agent discussed account online access agent advised, in addition ways to pay provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718596	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The customer stated they were not impacted by the disaster. The home was not damaged and it is livable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Notes dated 11/XX/2018 make reference to a natural disaster in the area of the subject property. No damage was indicated.	6/XX/2019	3/XX/2019	30
208718597	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called  inquiring about doing a cash out refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Welcome call completed with borrower. Borrower declined ACH lead. Borrower stated RFD is excessive obligations. They have been struggling to make their payment on time since Christmas.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower spoke to the servicer and wanted to know if his auto pay is going to come out a little later because of the transfer. The servicer advised the borrower that they will handle everything in the transfer. Borrower said that Bankruptcy he went through awhile back was closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  The bankruptcy chapter 13 was discharged on 09/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718601	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called and stated the reason for default was due to business failure, which is now resolved. The borrower made a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  06/XX/2018 -- Borrower called to check on status of modification - borrower states will be sending final documents back - discussed options / terms of modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	0
208718604	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called in requesting 6 month payment history and advised had sent in an overnight payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718602	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in about the final loan modification. Borrower stated they will sign and return the modification. Borrower was asked to setup a payment and the borrower denied because they were not sure when the tenants were going to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718607	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Commentary states borrower called in regarding payment and fee information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2016.  Relief granted
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called in to make 1 1/2 payment for July and August.  Borrower set up on payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	0
208718608	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208718610	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower was contacted and the financial were reviewed and options explored to avoid foreclosure. they advised the customer of the right to request a meeting  etc.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718611	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 03/XX/2019 Borrower for loan status. Borrower was advised of payment change and loan transfer information. Borrower was also provided with know your options for assistance.
06/XX/2019 - borrower called with a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718614	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 02/XX/2018 Borrower called to cancel automatic payment withdrawal for 03/XX/2018. Borrower will make the payment another time when spouse received money for social security the middle of the month in March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208718615	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with borrower, borrower called in to move payment from May 24 to May 31
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
209278614	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower discussed a mod, mi and taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment for February, March and April and requested the late fee be waived. The servicer waived the fee, completed the welcome call, and discussed workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718616	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to verify if insurance is escrowed. The representative advised the borrower we are escrowing the account. The borrower made a promise to pay $XXby 5/XX/19 via web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for hail damage to the property on 05/XX/2016. Claim funds in the amount of $XX9 were received on 09/XX/2016.  Claim funds were released on 11/XX/2016.  Attempts were made to contact the borrower regarding the 100% inspection with no response. The claim was closed on 10/XX/2017 without the inspection due to being aged.  The damage repair amount is estimated at $XX2.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718622	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower's wife called asking general questions about loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to XX. No damages reported.	6/XX/2019	6/XX/2019	30
208718619	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Notes of 06/XX/2019 indicate that borrower promises to pay $XXby mail by 06/XX/2019; but do not show contact method.  Last direct contact was on 04/XX/2019 when borrower asked for copy of transaction history and made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718626	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was contacted and stated that they would make a payment of $XX on 6/XX/2019.  The payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is abandonment of property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718625	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower stated they didn't receive the tax form for 2016. The borrower also asked why the principal balance is showing higher then beginning balance.
06/XX/2019 - borrower called with payment questions - advised of post petition payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208718631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to inquire about reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718628	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Talked to other party and other party stated they will be making 3 payments next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/2019, the borrower called in and stated that she is having financial difficulties due to the government shut down.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718627	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower stated the reason for default was due to business failure, discussed workout options and scheduled payments to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XX noted on 09/XX/2017. No property damages were noted.	6/XX/2019	3/XX/2019	30
208718632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to reset password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On 05/XX/2017 Borrower called stated received letter stating delinquent when is current. Borrower was advised delinquency goes back to  December of 2016. There was a shortage in payment because of an increase in interest. Borrower was advised of next payment due and stated will catch up with the shortage. Borrower was advised of upcoming escrow in June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718639	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Authorized 3rd party stated that they haven't received a welcome letter and they have been sending the payments to the prior servicer. She will have her father call back to discuss the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718637	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The last contact with the borrower was on 03/XX/2018 to discuss a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718636	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The customer stated they would pay on the internet by 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718638	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718640	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  11/XX/2017-  Borrower spoke with agent discussed account promise to make payment via website.
1/XX/2017- Borrower spoke with agent discussed account details and Loss Mitigation repayment plan.  Agent advised 2nd payment due $XXand borrower scheduled payments for January and February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment but was informed it was too early to transfer date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718646	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in regarding escrow analysis received. Says that borrower is paying two insurances. Agent opened up a ticket to have reviewed and ins lines adjusted. There will be possible change 12/2018.  On 06/XX/2019 the borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in regarding two lines of insurance being paid but only has hazard insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718642	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Customer called ini to set up repay plan she was unaware that she was always a month behind with XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718634	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Reason for default was illness of principal mortgagor. The customer was informed that the payment was returned in October due to insufficient funds. They were informed repayment plan broke. The customer declined the modification trial to assist. The customer stated they had funds to bring the account current. The customer stated they would make payments online. The customer was out of the country dealing with an illness and just returned to working. They were informed of escrow shortage and step rate interest rate changes. The customer was reminded of late payment guidelines.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to confirm if their payment was received. Tne rep also counseled on the know your options site.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017. A claim was filed for hurricane damage that occurred on 09/XX/2017. The claim was reclassified as non-monitored on 03/XX/2019.	6/XX/2019	5/XX/2019	0
208718647	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718650	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Authorized third party made a payment in the amount of $XX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer stated the reason for default was curtailment of income. They stated they had slow pay with their customers. They get their check mailed to them on the 1st and will pay loan current on 10/XX/2018. They were provided with 2017 tax information and financials were updated. The pay arrangement is that the customer would wire the funds on 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower was contacted by the borrower and discussed payment arrangements and payment methods.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718657	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Authorized third party called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718654	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Contact from unauth third party, servicer advised no authorization. Servicer advised authorization process.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Comments from 3/XX/19 indicate borrower called in to review info about loss draft check. Borrower gave verbal authorization to agent to review details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.  A claim was filed for hurricane damage that occurred on 09/XX/2017.  Claim funds in the amount of $XXwere released to the borrower and the claim was closed on 07/XX/2018 due to disaster guidelines.  Additional claim funds in the amount of $XX were endorse and released to the borrower on 03/XX/2019 and the claim was classified as non-monitored.
							A prior claim was filed for damage that occurred on 10/XX/2016 due to a prior hurricane. The claim was closed on 11/XX/2017 with all funds released and a 100% inspection noted on 11/XX/2017.	6/XX/2019	6/XX/2019	0
208718662	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called stating has insurance with XX and also made a promised to pay $XXby 6/XX/19 via web. The call was transferred to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718667	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower was advised of total amount due and proceeded to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718663	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to verify the payment they made on 03/XX/2019 was processed. The borrower was advised that it had been and that the account was due for March 2019. The borrower stated that they made a payment to the previous servicer.  On 04/XX/2019 spoke to borrower and they said they already made the payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed payments and was sent a payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718664	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made a promise to pay $XXby 4-XX-19 via money gram.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a FEMA disaster area.	6/XX/2019	6/XX/2019	30
208718668	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Outbound call was placed to advise of new monthly payment iao 756.37 effective 6-XX-18. Borrower informed that she sent back closing docs on 5-XX-18 but agent said that they had not yet been received
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208718665	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer called in to get general account information  then made a payment in the amount of $XXDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718671	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in and scheduled a payment on the account. Borrower also advised that hardship was resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called and stated he sent tax receipts showing he has paid property taxes,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718718	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Comments show contact with borrower regarding loan status and payment. Borrower also requested assistance logging in online to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017. No damage was reported.	6/XX/2019	3/XX/2019	30
208718670	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to make a payment in the amount of $XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Debt dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Written debt dispute received. Appears issue is resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718719	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718720	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower spoke with  an agent to discuss the account status and Final Modification document status.  Borrower stated that he is not in agreement with the terms of the Modification and the agent attempted to explain the benefits when the call disconnected..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 10/XX/2018-Comments indicate that the property was located in a FEMA declared disaster area due to XX which occurred on 09/XX/2018. No damages were reported.	6/XX/2019	3/XX/2019	30
208718723	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer called in and obtained the loan number and went over the account. The welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718724	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718726	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718738	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower advised owner occupied, made payment through the system and wanted to confirm it was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Comments show contact with borrower with borrower regarding a letter they received. Servicer advised didn't have a letter sent to them with that date and went over account history with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Notes indicate BK letters sent out however unable to located dates or which Chapter Bankruptcy was previous on account.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718728	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower stated intends to make payment on Friday.  Borrower decided not to do pay by phone due to processing fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718734	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower disputed the 05/XX/2019 payment being returned as revoked by the customer.  Stated he never had an account ending with #8821.  Advised will investigate and get back with borrower tomorrow.  Borrower states he is current.  There appears to be an issue with 2 account numbers.  XXX states there was no block on his account for May 2nd payment, and no payment made in Feb., April, or May.  Advised the borrower a returned check occurred on 05/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed the 05/XX/2019 payment being returned as revoked by the customer.  Stated he never had an account ending with XXX.  Advised will investigate and get back with borrower tomorrow.  Borrower states is current.  There appears to be an issue with 2 account numbers.  The borrower's bank states there was no block on his account for May 2nd payment, and no payment made in Feb., April, or May.   Advised the borrower a returned check occurred on 05/XX/2019.  Borrower wants an apology and to have account listed as current.  Investigation concluded that the borrower provided different account numbers on 03/20 and 05/16.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 08/XX/2017 due to XX.  Damage was noted to the roof and fence and had leaks.  The borrower noted on 09/XX/2017 the property inspector for claims was at the property that day.  The borrower noted was having issues the insurance and has not paid out for the repairs.  There was no time frame noted for when reimbursement was to be made by the insurance.  The borrower paid out of pocket for the repairs. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 08/XX/2017.	6/XX/2019	6/XX/2019	60
208718733	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower promised to make payment via online bill pay on 03/10 for $XX03/24 for $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718739	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a payment and about the biweekly autopay issue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718732	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with the borrower advised loan modified 3 times borrower stated will speak with spouse about payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in and stated they should not be 1 month behind.  The monthly statement shows the account is current. Representative made a call to the bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Collection comments stated there was a bankruptcy that was filed but no further information was noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718741	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in payment for $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718742	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to process a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718740	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called, made the 4/1 and 5/1 payments and deleted the payment scheduled for 6/29.  Stated did not want that payment made, intent is to reinstate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718735	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called about their escrow and was advised it would go down in December. Borrower stated their next paycheck will be be in their account until 12/XX/2018 and wanted to know their options and borrower declined to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 08/XX/2017 due to XX.  Damage was noted to the roof and fence.  The borrower stated would call back in after the insurance adjuster reviews for damage.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 08/XX/2017.	6/XX/2019	6/XX/2019	0
208718745	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  04/XX/2019- Borrower called for year end statement
3/XX/2019 Spoke with borrower and completed welcome call. Borrower had general account information questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called advised amount due borrower advised reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a natural disaster noted on 10/XX/2017. No damages were reported.	6/XX/2019	3/XX/2019	0
208718743	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to see about their payment and was advised to call back tomorrow when fully boarded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718744	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The third party called to inquiry about the late charges applied to the account  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower wants to cancel the appraisal. The borrower is still working on upgrades and wants the best appraisal.  The borrower is looking to cancel MI.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718754	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to request late fees to be waived and ptp 940.07 by 7-XX-19 via web
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718752	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718753	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower asked to change the January payment from Dec XX to Jan XX and the servicer advised still within grace period
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is insurance claim.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Insurance agent stated that the clam was not based on the contractor's estimate
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX on 9/XX/18 (XX). An insurance claim was filed and closed on 5/XX/17.	6/XX/2019	3/XX/2019	30
208718756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to mak
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718758	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower spoke with an agent and needed some information about their insurance company. The borrower stated they were having trouble finding the insurance information. The agent assisted the borrower and reviewed and verified all contact information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a dispute showing that the loan was current through 06/2018. The loan was reviewed and updated to show current through 07/XX/2018.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by XX, XX, as noted on 09/XX/2017.	6/XX/2019	3/XX/2019	30
208718759	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower spoke to the servicer about their account.  They were not aware of transfer.  They made a payment.  The servicer advised them of XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Agent spoke with the borrower, borrower stated child makes the payment and has been for a long time. Borrower stated will contact child and have them to make the payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower wanted to know why payment didn't change after escrow shortage changed. Servicer advised a new escrow analysis needed to be ran and advised borrower of new payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718767	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  inbound call from borrower to provide promise to pay date, advise RFD due to death in family and excessive obligation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718765	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 Borrower called stated had to take lesser paying job to make ends meet. Borrower was advised of payment due. Borrower want to make payment with Credit card but is no longer accepted. Borrower stated will make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower verified their information and discussed possible escrow adjustments.  They borrower stated they would sign the modificaton documents and return them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718772	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in regarding loan transfer and was advised of welcome packet.  The servicer went over welcome call information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017 the borrower stated the roof was damaged. due to XX. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX.	6/XX/2019	6/XX/2019	30
208718771	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called regarding missing payment, advised borrower that the payment was transferred from prior servicer and is current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  Borrower requested research due to missing payment, stated she should be current on loan
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is evidence of reaffirmation.  Bankruptcy discharged 9/XX/17
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718766	3	[3] Delinquent HOA Fees [3] Title Issue -: Senior Liens [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The authorized third party called into request to have the amount due spread out. The servicer reviewed a payment options with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The commentary dated 01/XX/2019 reflects a prior mortgage recorded on 06/XX/2004 on title.  The instrument was re-recorded on 08/XX/2006 to correct the legal description but no release was found.  An HOA lien was noted on title.  The prior mortgage issue was being handled by title services and the foreclosure was closed prior to receiving a release.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 08/XX/2017. No damage was reported.	6/XX/2019	6/XX/2019	60
208718773	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Last contact with the borrower they stated tried to refinance and they were declined. Borrower also stated payment was returned due to invalid account number. Customer was advised late fee will be removed. New loan number was established in March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in regarding setting up ACH on account. Agent advised borrower they need to set it up online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718775	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer called in to make payment and set up payments for April and May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718779	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  A text reply received from the borrower stating that they are going through a difficult time but will make a payment on 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718782	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a post-petition payment, scheduled for 06/XX/19 in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2019.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Prior chapter 7 was filed on 03/XX/2009 (case number XX) and was Discharged on 6/XX/2009
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208718784	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718785	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower verified account details and language preference.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718786	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called about trial plan payment. Advised trial plan payment amount and borrower made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.  Bankruptcy discharged 3/XX/13
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Last contact with the borrower they promise to pay 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718791	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to get information on the payment due.  Advised the customer that he is past due and customer stated that we have in wrong in our system.  Advised the customer that we needed proof he isn't past due and went over payment history with him.  He requested that I submit request for review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718795	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The customer stated that funds are coming back returned due to bank issue as servicer suggested that maybe he could wire funds as another option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718796	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The servicer discussed the repayment plan, reset password and processed the borrower's payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718794	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was advised there was an insurance disbursement on May 23rd and May 30th. The representative advised per notes the first payment was sent to the wrong address. The borrower stated received a refund back from the insurance for $XX representative advised the borrower to deposit in escrow too so payment won't be affected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718797	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make payment and get late charges waived.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The servicer responded to dispute received on 4/XX/17 and account information verified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718802	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 05/XX/2018, the borrower called in to schedule a payment over the phone to bring account current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718800	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Notes indicate the borrower called to schedule a promise to pay payment for $XXeffective 4/XX/219. No fee charged.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower was contacted and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718806	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718804	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to make a payment in the amount of $XX. Stated reason for delinquency was due to XX and 45 days of lost work. Borrower asked for a 3 month forbearance plan.  Plan was approved. Welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	90
208718810	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make payment on the account..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XX (XX) declared on September XX, 2017. No property damages reported. A foreclosure action on this loan was closed and billed on 05/XX/2018 due to loan modification.	6/XX/2019	6/XX/2019	30
208718808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make April's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718813	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Talked to borrower and borrower said no need for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower inquired about refinancing and receiving statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718807	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in for a repayment plan. The representative advised the borrower of the 6-month repayment plan. The borrower agreed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718815	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower received their welcome call and verified their information.  The promised to pay $XX by 03/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718817	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 11/XX/2018 Property is located in a FEMA disaster area due to XX. No damages noted.	6/XX/2019	3/XX/2019	30
208718819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Called borrower, payment scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX0.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718818	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On 10/XX/2017, the borrower spoke with an agent and reviewed the total amount due. The borrower stated they thought they were on a natural disaster forbearance plan. The agent confirmed that the borrower spoke with agents September 14th and 21st regarding the natural disaster forbearance. The agent confirmed the interview information and sent an email to have the natural disaster flag added to the account. The agent confirmed that the deck was damaged, trees blown out, roof repair needed and slight flood damage. The borrower stated they hadn't filed a claim and wasn't planning to, due to a $XXdeductible. The borrower also stated that their income was impacted due to not being able to work for about two weeks or more.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/XX/2017 due to XX. Damage was noted to the deck and roof and had tree and flood damage.  The borrower noted did not file a claim due to the $XXuctible.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.	6/XX/2019	6/XX/2019	0
208718821	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Called borrower about payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718822	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called and scheduled 2 payments for 6/18 and 6/XX/2019.  Informed reason for default was bank account compromised, will bring account current in July.  Options discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is fraud.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718823	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower was advised of total amount due and inquired about suspense amount shown on billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XX 9/XX/17. Only damage to fence reported and insurance claim filed per customer.	6/XX/2019	3/XX/2019	30
208718828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The servicer called the borrower to complete the the Welcome Call. The servicer also discussed the borrower's financial situation and explored repayment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718824	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 08/XX/2018  Authorized third party called in reference to payment plan. Third party was confirmed payment plan is active until 11/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718825	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called top schedule payment for 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 08/XX/2018. No damage was reported.	6/XX/2019	6/XX/2019	30
208718829	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called regarding payment changes and was advised of payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718830	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower advised of difficulty making payments due to death in family and issues with job. Borrower requested amount past due, which was provided, and advised that they were not sure when a payment would be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718834	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to advised scheduled a bill pay payment in the amount of $XXo received by 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to discuss the billing statement and promise a payment of $XXvia the mail by 4/XX/2019. The welcome call was also completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718838	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to inquire about account status and said she would call back about payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Third party wanted to make a payment without a fee, was advised to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718842	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to get his 1098 information borrower also stated they do not have a homeowners association. Borrower also stated reason for default was a casualty loss hardship is resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718835	3	[3] MI Not Being Paid As Required [2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower authorized a payment in the amount of $XXOn 05/XX/2019 the borrower paid 953 to be drafted on 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The comments on 12/XX/2018 indicated a claim was initiated for fire damages caused on 11/XX/2018. The cost of repairs was estimated at $XX4. There was no evidence of the borrower sending in the claim check or any of the necessary documentation. There was no mention of any repairs being completed.  The damage repair amount is estimated at $XX4.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 12/XX/2018. No damages were reported.	6/XX/2019	3/XX/2019	0
208718844	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with borrower, borrower called in to make a payment iao $XXo add to the funds that are in suspense $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208718840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to schedule their payment.  Comment dated 09/XX/2018 borrower stated they are interested in a short payoff or a forbearance. On 06/XX/2017 borrower stated they thought they scheduled the Mays payment and will be able to make that payment today and then on 06/XX/2019 and payment was scheduled with the effective date of 06/XX/2017. Comment dated 11/XX/2016 borrower stated they had a flood, repairs to the property and car repairs. Borrower agreed to a repayment plan scheduling the first 3 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718841	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower advised that they are aware that they are behind and will be caught up in June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower promised to make payment via web by 04/XX/19.  Borrower was advised loan current and no fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary states spoke with borrower and borrower schedule payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower scheduled a payment for $XX effective for today. The servicer assessed the customer's financial situation and explored all options to avoid foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 03/XX/2018; no evidence of damages.	6/XX/2019	6/XX/2019	0
208718854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower spoke to the servicer about the total amount due and that they did not make payment in March.  The servicer advised them of XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718858	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called on 11/XX/17 and gave permission to speak with a family member.  The third party advised that the borrower's fixed income was delayed.  The third party and a sibling have been paying for the borrower's mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208718860	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Customer called in regarding balance and payment. Service advised of total amount due and gave IVR information to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718857	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Per commentary dated for 06/XX/2019, welcome call completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718861	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called on 03/XX/2019 with a question regarding their payment posting.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments dating back to 05/XX/2018 referenced the borrower making multiple requests to correct their credit reporting during the forbearance plan through the disaster relief program. Multiple responses were issued to the borrower advising the credit reporting was correct. The last response was issued on 10/XX/2018. There was no further evidence of the borrower disputing the issue.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX. No damages were reported.	6/XX/2019	6/XX/2019	30
208718863	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  03/XX/19 Borrower spoke with the agent the borrower completed payment by phone in the amount of $XX7 date for 3/XX/19.  Borrower also called in to state that they account is not delinquent  they have been working with Seterius for over a year. Their have all records and payments. Borrower will call back in 90 days to request to have they payments audited.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718859	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Per commentary dated for 05/XX/2019, Borrower called in to set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718865	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower processed a payment in the amount of $XX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower made a payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718870	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 Borrs auth 3rd party called to make a payment tried to make it online but would allow 2 payments.  Borrower can only pay one. a payment was scheduled iao $XX
Authorized 3rd party (spouse) stated reason for delinquency is excessive obligation.  Servicer offered to set up auto-pay, borrower declined
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718871	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to make a payment towards escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718873	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The last contact with the borrower was on 01/XX/2018. The borrower needed to send in the authorization form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	Bankruptcy
208718869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718881	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called on 12/XX/17 to delete the $XXpayment scheduled for 12/XX/17 because a payment for $XXwas made already.  The payment was short because of a delayed paycheck.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208718877	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to request Escrow Analysis to be ran due to new insurance company. Agent advised borrower to call back on Monday to allow receipt of updated insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718883	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The reason for default was given as injuries from a motorcycle accident.  An authorized third party inquired about possible workout options.  The third party decline a modification review; agent advised they can call at another time if they decide otherwise.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by XX as noted on 03/XX/2018. No damage was noted.	6/XX/2019	6/XX/2019	30
208718876	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  05/XX/18 Borrower called to ask if they could make payment on 5/XX/18 and still avoid negative credit reporting. Agent advised the borrower would experience no negative reporting if paid by 5/XX/18. Borrower stated will make pay on via website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718878	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower verified their information and stated they had excessive obligations and cancelled their 02/28 payment.  They stated they will set up another arrangement toward the end of March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718884	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower welcome call completed, updated borrower information and website. Borrower stated had sent mortgage payment to prior servicer, advised that they have 60 days to transfer the payment. Borrower will create online account within the next few days. Verified occupancy with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	90
208718882	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718885	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in and ptp $XXby 4/XX/19 via reg mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718874	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 outbound call advised total amount borrower scheduled payment $XX
The borrower verified their information and promised to pay $XX by 03/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower completed welcome call and discussed billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed 12/XX/2014.  case, filing date not found in commentary
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower spoke with an agent and went over general loan details. The agent advised that there would be 60 days of no negative reporting nor late fees due to the loan being transferred. The agent completed the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718887	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Advised borrower of missing documents and borrower stated that they do not wish to do the modification at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718892	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The customer called in asking if their modification docs could be sent to a temporary address and confirmed their 3rd trial payment would be made on 08/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by an earthquake as noted on 02/XX/2019. There is no evidence of damage to the property.	6/XX/2019	3/XX/2019	60
208718889	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to see how much she needs to pay to bring loan current.  Servicer advised total amount due of $XX confirmed shortage for Nov payment of $XX Borrower understood and plans to pay $XXtoday and remaining $XXn 12/XX/17
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  4/XX/2019-Notes indicate the borrower called due to having questions about the deferred amount from the HAMP modification and advised there should be $XXThe agent advised that per the statement from the servicer, the principal balance appears to be correct. The borrower advised will study the modification documents and call back and to verify.

01/XX/19 Borrower called in concerning a letter they received stating they were behind.  Agent explained to borrower due to their being a repayment plan they will still receive letters until account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Outbound call to the borrower to complete the Welcome Call. The borrower advised the credit bureau does not reflect the new servicer. The servicer advised it can take some time to have that updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718896	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718899	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower promise to pay $XX by 04/XX/2019 via Bill Pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718900	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower stated will make payment by 04/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718901	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to verify last 2 payments
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initially was disputing the amount due to bring the account current.  The borrower called in on 06/XX/2016 to dispute the status of the account and was advised has been behind since 2011 and didn't realize it.  The payment history was reviewed and the borrower did not agree.  The borrower was advised on 07/XX/2016 that does not understand the payment history and wants a breakdown of the funds and how were applied. The borrower refused to submit a dispute in writing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 06/XX/2018. The claim was closed on 10/XX/2018 with all funds released and a 100% inspection.	6/XX/2019	6/XX/2019	0
208718906	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called on 1/XX/19 and made a $XXpayment.  The borrower stated that the automatic clearing house information was completed.  The representative advised that it should go into effect next month.  If it does not, the borrower is advised to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718905	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make a payment and request a transaction history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower stated they tried to make a payment online but it was not processed.  The borrower was advised the routing number changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower spoke with an agent and requested that they no longer call that number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Hazard loss/claim initiated on 3/XX/17 for tornado damage on 09/XX/16 was closed on 03/XX/2017	6/XX/2019	5/XX/2019	0
208718916	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower received their welcome call and made an online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019, the borrower spoke with an agent and stated that a prior agent stated that they wouldn't need to make a payment until April due to the loan being transferred. The agent advised that they were still due for March. The agent advised if the borrower needed to pay it late, there would be no fees for the first 60 days due to the borrower being new.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718909	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower wanted to know about payment history.  Servicer stated account was in good standing.  Borrower wanted to know what the grace period is and the amount of the penalty if paid late.  Servicer advised borrower has until 16th of month before $XXte fee is applied to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718907	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in for account dispute of late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in wanting to make payment but was unable to do so due to loan transfer still taking place and advised borrower to allow 2 weeks as well as grace period, transfer details
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in regarding loan transfer information states never received loan transfer information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718922	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called about a missing payment.  His wife said she made the payment on the 15th of April but we have no record of said payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718924	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018, the borrower spoke with an agent and stated they had been impacted by XX. There were no damages to the home. The agent reviewed a forbearance, and borrower stated they may be interested as borrower would know in a week or two if income was impacted. The borrower stated they would pay their payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by XX, XX, as noted on 10/XX/2018. There were no damages reported.	6/XX/2019	6/XX/2019	30
208718917	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to process a payment of $XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed payment history ad sent receipts. After borrower submitted dispute their bank refunded payment and issue is resolved.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718919	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called on 10/XX/2018 to obtain login access to their online account to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on XXX. No damages were reported.	6/XX/2019	3/XX/2019	30
208718921	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to inquire about the loan transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208718920	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower was contacted and stated already spoke with someone about the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received.  The account was updated and issue resolved.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718927	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower stated will make payment by 04/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute resolved
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208718926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower contact, verified occupancy, borrower had payment inquiry and updated phone contact numbers. Reason for the call is  questions on the periodic account notice.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718929	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718928	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The customer called in to schedule the next 3 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718930	2	[2] Currently Delinquent Mortgage [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower was on a repayment plan and called to confirm no other plan payments were due. The borrower will make an online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  4/XX/2019-Borrowers are still waiting for claim check.

A claim was filed for hail damage that occurred on 06/XX/2017  Claim funds in the amount of $XX were received and released to the borrower on 06/XX/2018. The claim was classified as partial monitored and multiple attempts have been made to reach the borrower regarding the final inspection with no response.  The damage repair amount is estimated at $XX0.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718931	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called about her payment that was returned, requested to set up payment for today with the total amount due of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to inquire about loan transfer from prior servicer and general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718932	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Agent discussed current status of loan with borrower and scheduled one payment for 10/XX/18 and another for 11/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	30
208718933	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower stated that they did not know that the payment was not sent out. The borrower was out, but will call back to set up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718935	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 Borrower called due to notice left at property. Borrower stated did not know account was behind. Borrower stated sent October and November payment in. Borrower was advised no payment was received in October and a payment is pending for November. Once that payment post it will be for October payment. Borrower stated will research and call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718938	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer called in for general information and stated plans to go online and set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower opted out of modification and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Commentary states third party called in requesting to move princpal payment to payment and make an additional payment for the difference. A request was submitted for third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718943	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718942	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower gave authorization for a third party. The third party was advised on making a partial payment via the website, the grace period and workout options. The reason for default was due to the borrower being laid off but is working again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower contact for March payment will be making the payment by the end of the month through the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718944	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a phone payment. On 05/XX/2019 the borrower called in to make a payment for 05/XX/2019 for 1070.41
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called and stated payment was posted incorrectly. Correction was submitted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718946	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in and set-up a bill pay in the amount of $XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the loan status.  The account was updated with a new payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for damage that occurred on 10/XX/2018. The claim was closed on 01/XX/2019 with all funds released and a 100% inspection.	6/XX/2019	3/XX/2019	0
208718951	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in and set up a 6 month repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for damage that occurred on 11/XX/2017. Claim funds in the amount of $XXwere endorse and released to the borrower on 12/XX/2017 and the claim was closed on 12/XX/2017 due to the claim being less than $XX0.	6/XX/2019	6/XX/2019	60
208718950	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called asking where excess the payment amount will be applied.  Wanted to know if it would be applied to principal.  Was advised that this could not be determined until after a payment was processed after 07/XX/2019.  The borrower receives monthly hardest hit fund benefits.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated the mortgage is being reported as a balloon payment loan. Advised this was due to the streamline modification. The borrower was advised to submit a written request for research and the borrower declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower inquired about his escrow status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to XX which occurred on 09/XX/2017.	6/XX/2019	3/XX/2019	0
208718955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower received a collection call and was advised of total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	0
208718957	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to advise that he had sent mortgage payment to previous servicer, agent asked borrower if he could setup payment on checks or that he can contact his bank to see that his checks had been cashed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718959	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to check on the amount due on the account. The billing statement was reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718965	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in for XX code to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718960	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower stated they had excessive obligations and stated they will make a payment by the 18th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208718963	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called and made  a promise to pay. Demographics were verified
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718967	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called on 03/XX/2019 and promised to make a payment by 04/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called to schedule a payment in the amount of $XXy 06/XX/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718968	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to inquire about the status of the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2016.  A motion for relief was filed 12/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718964	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208718966	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in wanting to know why they were receiving collection calls if hey were on a repayment plan. The borrower state they will make a payment via bill pay on 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718969	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower had an account inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208718971	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower advised on 06/XX/2019 the other borrower passed away. The borrower stated they would be bringing the account current that day.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to make a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The client spoke to borrower 2 and was advised the husband pays the mortgage so borrower 2 has no information as to when it will be paid. The client verified demographics. The customer stated the cell 1 number is the contact to reach husband going forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	2/XX/2019	0
208718977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to schedule a payment in the amount of $XXby 04/XX/2019, payment being mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Noted on 04/XX/2019 inbound bankruptcy call, however no case information or details provided or located in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718976	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke with borrower, Borrower states they were just going to call us because they can't make an automatic payment unless they pay the total past due
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208718978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  6/XX/2019-Notes indicate the borrower schedule a Promise to Pay payment for $XXeffective 6/XX/2019.

The servicer completed the welcome call and advised of the payment options, website information and disclosures.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208718979	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718985	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in and promised a payment  by 03/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: FEMA disaster: XX 09/XX/2017; no property damage noted.
							Loan modified 03/XX/2015 prior to servicing review.	6/XX/2019	6/XX/2019	30
208718983	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called about getting calls from a company called Clearpoint.  The servicer advised that they are working on behalf of the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718990	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Last contact with the borrower promise to pay by 06/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718991	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The Borrower verified demographics.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208718994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208718993	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208718996	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019- Borrower made payment
07022018-Borrower inquiry in regards to statement received and the last payment received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208718997	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower spoke to the servicer about insurance information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing a late fee and sent in a written dispute to waive the fee.  A response was sent on 06/XX/2016 and the fee was waived.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.   A claim was filed for hurricane damage that occurred on 09/XX/2017.  Claim funds in the amount of $XXwere endorse and released to the borrower on 03/XX/2018 and the claim was closed on 03/XX/2018.
							A prior claim was filed for water damage that occurred on 03/XX/2016. The claim was closed on 07/XX/2017 with all funds released and a 100% inspection.	6/XX/2019	5/XX/2019	60
208718999	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke to Borrower and they promised to pay $XX by 04/XX/19 by mail.  Borrower also stated that they received an escrow letter from XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719001	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to get their online password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719002	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019, the borrower called to confirm that the February payment was received and to ask why the payment increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719006	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower discussed options to avoid foreclosure. The borrower also called to report a new insurance claim. Date of loss 1/XX/19 , agent told borrower to write the tracking number on the front of the check and to fully endorse the check before mailing it in to the servicer.  The agent advised would take 2 to 5 business days to process. The agent also told borrower of the 50% and 100% inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim for water damage in the amount of $XX (date of loss was 01/XX/2019) was filed. Repairs were made and the claim closed on 03/XX/2019.	6/XX/2019	6/XX/2019	30
208719005	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower set up repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called regarding the new payment amount the servicer advised of fixed rate and payment amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208719008	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called and made a phone payment.  Gave illness as the reason for late payments, but states will be resolved.  Agent went over delinquency and consequences and asked for financials to assist with getting current.  Borrower declined.
04/XX/2019 - borrower called requesting repayment plan to catch up on missed payment - discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719009	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower was advised of the reasons for the short payment and discussed NSF.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The servicer advised the borrower of the total amount due, grace period, due date, expectations, consequences and the next steps.  The borrower agreed to call back to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208719014	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The customer called in regarding a late fee waiver and advised they would be sending in a check for the corporate advance fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208719015	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make a payment. Advised of payment options for BK loans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719013	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in and made a payment in amount of $XXand was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Last contact with the borrower they promise to pay 05/XX/2019. Borrower wanted to use debit card and was advised do not take debit cards.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719026	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make a payment and was advised of escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments reflect evidence of prior property damage; the repairs were completed and the insurance claim was closed on 12/XX/2017.	6/XX/2019	6/XX/2019	30
208719024	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made a promise to pay in the amt of $XXby 7/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719029	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to inquire about their suspense balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719021	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719027	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower requested a payment deferral; the agent advised that is not an option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  04/XX/2019 Auth 3rd party husband called to make a pmt iao 2263.64 scheduled for 4/XX/2019.

Authorized third party; spouse called to scheduled payment with the effective date of 01/XX/2019. Comment dated 10/XX/2018 ATP stated they had college tutition and had to pay for a new roof. Borrower stated they have a new job and things should get back on track.  They plan on making a payment on the 15th and 31st. On 10/XX/2018 borrower stated daughter has graduated. Associate advised borrower they just had a modification on 01/XX/2017. Comment dated 11/XX/2016 borrower stated the final modification documents by 12/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719033	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower authorized a payment in the amount of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719031	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  06/XX/2019- Borrower called to make a payment- didn't want to get 3 months behind.  Discussed RPP and workout options.
03/XX/2019-The borrower called in wanting to get 1098 information for 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719036	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in regarding receiving wrong 1098, representative sending correct one.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to get payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719038	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower requested a copy of the transaction history.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower received a letter for forced placed insurance and stated they pay their own taxes and insurance, advised would need to send a request in writing, no further communication from borrower on issue
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2018.  Authorization from the bankruptcy attorney to speak with the borrower was received on 06/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 03/XX/2016. The claim was closed on 12/XX/2016 with all funds released and a 100% inspection.	6/XX/2019	6/XX/2019	Bankruptcy
208719039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019-  Borrower wanted out of cycle escrow analysis run and obtain overage- servicer explained this would increase the payment
02//XX/2019-Servicer discussed loss mitigation options with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208719040	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Called borrower, fell behind due to death of parent.  Financials reviewed and repayment plan set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719041	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower verified their information and and inquired about their flood insurance requirement.  The call was transferred to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719044	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 6/XX/19 spoke with the borrower because he and his realtor needed information on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke to Borrower and they made a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Authorized 3rd party made payment of $XX11/XX/18; states received an escrow statement that payment will change on 02/XX/19 iao $XX A3P wanted to change contact info, advised borrower would need to go online to do that
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208719046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a payment but the call dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Comments show borrower called with questions about payment. Servicer advised total amount due, borrower advised would bring loan current by 9/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called advised she did not know about the transfer from the old servicer to the new servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to make a payment and bring loan current. Payment in the amount of $XXcessed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719054	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Last contact with the borrower they were disputing late fees. Borrower stated will call back and call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower spoke to the servicer about the account.  They are not sure when they will make a payment.  They have excessive obligations.  The servicer advised them of XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208719055	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719058	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to request payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719063	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719059	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in regards to the payment sent and how it was applied. Associate advised borrower the payment was applied towards the October and November payments. The borrower stated they wanted to complete the December payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719060	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called and needed to reset her password on the account borrower than scheduled a payment for 4/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area per comments dated 09/XX/2017.	6/XX/2019	6/XX/2019	30
208719061	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called about escrow cushion.  Borrower understands that surplus will not disbursed because loan isn't current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719064	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The customer called in to get information about the website and to make a payment. The borrower was advised of all workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719066	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 4/XX/2019, the borrower called to advise that they will be making a payment on 4/30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower was advised of total amount due and transfer to XX, the borrower then proceeded to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208719069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to confirm the monthly payment amount. The borrower requested late fees be waived. A welcome call was completed and promise to pay was made for 04/XX/2019 via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719072	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower stated will make payment by 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719067	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower  made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke to the borrower on 12/XX/2018 and payment was made on the loan and discussed modification of the loan and borrower promised to pay. No further contact was made with borrower and many attempts were made including skip trace
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208719076	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments show contact with third party regarding deceased property and process to take over loan. Servicer received documents received and process for ownership transfer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719077	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called on 06/XX/2019 to satisfy both the April and May payments. The borrower advised they would bring the loan current on 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719079	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower was advised of total amount due and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719080	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to cancel the payment scheduled for 5/31 and was advised will have to cancel online. Also discussed the reason for default of excessive obligations. A payment of $XXwas scheduled for 6/28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719078	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower contact, to discuss status of loan, advised total due and on an active repayment plan. Discussed already scheduled payments for November and December offered to schedule the January payment borrower authorized to schedule the January payment. Discussed repayment plan once it has completed and consequences if the plan fails.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Last contact with authorized third party they stated did not like the automated system disclosing the mini miranda when their loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719082	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower promised to make a payment in the amount of $XXby 04/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to XX. The borrower verified no damage from disaster.	6/XX/2019	6/XX/2019	30
208719083	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to state that they were in the process of switching hazard insurance companies and wanted to check on the status of their escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719081	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to set up autopay. Advised the borrower of mailing IVR or website options to set up auto checking draft. Borrower will call back with banking information to process payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments show contact with borrower regarding loan status and payment. Borrower completed speed pay with servicer on the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208719085	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower was advised of total amount due and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719088	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower was called on 6/XX/17.  The borrower stated the final modification documents were sent back on 6/XX/17 and that the next payment will be made online.  The borrower is self-employed and could not commit to a pay date since income comes in sporadically.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208719089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower advised that they are no longer being represented by an attorney and submitted a request to remove the attorney from the account.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208719094	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  6/XX/2019-Notes indicate the borrower called to schedule a Promise to Pay payment for $XXeffective 6/XX/2019. The agent advised of the payment confirmation number. The agent also discussed with borrower different payment options-Forbearance, repay plans, modification..etc.

The borrower called to get a modification status and to advise of unemployment status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719096	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated is XXand work has been slow and business failed. The borrower advised would make a payment of $XXby 4/XX/2018. Also discussed a modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A borrower statement on dispute was received. The servicer responded and updated the reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208719095	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower stated cannot afford repayment plan this month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719093	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719098	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in and scheduled a payment for March through June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA disaster area declared due to XX on 8/XX/17.	6/XX/2019	5/XX/2019	30
208719097	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The customer called to find out about un-applied funds, gave information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719101	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018 Borrower called to inform will not make a payment this month but will make 2 payments in November 2018. Borrower advised will set up automatic draft for 11/XX/2018 and 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719100	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Comments show contact with borrower regarding loan status and payment. Borrower called to setup payment since she didn't see ACH transfer over from prior servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The proof of claim was filed 06/XX/2016.  The comments on 06/XX/2019 indicated the bankruptcy was closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719102	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in a promise to pay $XX on 05/XX/2019.  Borrower cited servicing problems as the reason for delinquency.  She was under the impression that she would be able to skip 2 payments as a courtesy when loan was picked up. Now 60 days delinquent.  Borrower wanted to know why the total amount due is more than 2 payments missed. Advised that is because the amount due is for the current month and 2 missed payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719103	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower gave a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719106	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to verify reinstatement amount. The agent advised $XXand is good through 12/XX/2018. The borrower stated intent is to reinstate the account no later than tomorrow. The borrower stated has been out of the country for about 5 months and unable to get in touch to make payment. The borrower stated was also struggling prior to that but family assisted to bring current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to XX. No damage reported.	6/XX/2019	3/XX/2019	60
208719108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called with a payment inquiry and set a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719104	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made payment to bring the loan current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower was disputing the previously provided payment amount and stated due to this, the payment was short due to the late fees.  The borrower was advised sill owes $XXo clear all of the fees.  The borrower brought the account current on 05/XX/2019 and stated was working with an agent on the $XXorporate advance fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719107	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  All demographics were verified by the Borrower.  The Borrower was provided KYOCC..  The borrower was provided payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in a promise to pay in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719111	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719114	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower spoke to the servicer about the account and declined to make payment, but will be making payment on 4/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719113	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Tax form inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number UTD.  The most recent bankruptcy status is not available in the information provided.  No details of bankruptcy status provided in comment date range.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719117	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  07/XX/2017 Collection call: Customer stated that the payment was already made and stated that the payment was setup today
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719116	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  inbound call from borrower to schedule payment and advise that mod document has been submitted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719115	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  An authorized 3rd party called in to discuss borrowers workout options. Service rep discussed the following options: reinstatement, repayment plan, forbearance, modification, short sale, and deed in lieu.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 04/XX/2018- The property was affected by the FEMA declared disaster XX which occurred on 09/XX/2017. The damages have been repaired.	6/XX/2019	6/XX/2019	30
208719118	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called regarding modification; stated will send application by 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719123	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/XX/2019, NO3 called saying that , does not anything and stop calling but would not provide any information at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719119	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719122	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Authorized 3rd party was advised of payment due for repay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719121	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Agent advised that repayment plan was rejected but the borrower can still pay the amount if they have the funds. Payment scheduled for 06/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower stated payment was made to previous servicer on 02/27.  Borrower was advised payment still in transfer. Borrower will wait to see if payment post and will make the April payment tonight or tomorrow. The rep also counselled the customer on the know your options site.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208719125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Contact with the borrower for authorization was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to check on status of modification and mod terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to XX 9/XX/17. No property damage reported.	6/XX/2019	6/XX/2019	0
208719129	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 12/XX/2017 Comments indicate the property was affected by a FEMA declared disaster XX which occurred on 09/XX/2017. The claim has been closed and repairs were made.	6/XX/2019	6/XX/2019	60
208719132	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called regarding autopay. The borrower advised that he did not authorize autopay from the servicer and that this practice is illegal. The servicer advised that the autopay was transferred from the previous servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719133	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  7/XX/18 Authorized 3rd party (executor company) called and completed payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719137	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to update banking info for payment that was set up for today & Feb 16th
04/XX/2019 - borrower called to make payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded to XXX credit dispute, updated applicable fields to show loan status as of 08/XX/2018 (30 days delinquent)
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019, the servicer spoke to borrower whom called to see what their payment is.  The servicer provided monthly payment amount as well as total amount due.  Servicer advised borrower that if they did not want to pay towards late fees, could just make the monthly payment in order to bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719136	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719142	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower verified their information and promised to pay $XX by 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719140	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in as they are having an issue with the two insurance polices and the call was transferred to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2013.  BK terminated 08/XX/2017.
Evidence there was another BK case  XX filed on 05/XX/13.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: non-monitored claim filed for wind damages. Funds released and endorsed. Claim was closed 08/XX/18.	6/XX/2019	3/XX/2019	30
208719143	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to see if a payment was made for May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208719145	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower was advised payment was put towards escrow and not towards payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719146	3	[3] MI Not Being Paid As Required [3] Title Issue -: Liens not Perfected [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower scheduled a payment for 04/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing a payment that was drafted after the autopay was cancelled.  A refund was issued on 05/XX/2016 and a response was sent to the borrower on 06/XX/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The commentary dated 01/XX/2018 reflects a lien from the sewer department on title.  The commentary states the lien poses no risk to the investor and the title issue was closed without release or resolution.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208719151	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to request payment information and scheduled a payment for 6/17. The reason for default was due to income reduction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to XX on 9/XX/17. Minor damages were reported 09/XX/17. It appears a partially monitored claim was filed and final draw IAO $XX was made payable to the homeowner. The claim was ultimately closed 06/XX/18.	6/XX/2019	6/XX/2019	30
208719152	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in and was advised of the total amount due. The borrower stated will make a payment in amount of $XXby Friday via web. The borrower stated will also be getting a pension which will also help in getting caught up. The borrower sated default is due to had back surgery and had to pay upfront for insurance.The borrower stated is already on a mod and will send in documents Monday to research.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208719154	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrrower contacted the servicer on 06/XX/2019 to schedule a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208719155	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  5/XX/19 The customer was contacted and the total amount due was provided to the customer who provided a payment in the amount of $XXThe customer was advised of the escrow shortage and paid $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719159	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower authorized a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719164	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to request for a modification. The borrower was advised the financials would need to be updated. The borrower advised the RFD is due to an illness and advised that they are not sure if the October payment can be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in for general account information.  Call ended before securing the RFD.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719161	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719166	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The servicer spoke with a third party who called in to make a payment.  The third party advised that the borrower was ill and also that the payment had increased due to the homestead exemption no longer being applicable and the servicer requested a homestead affidavit to be sent to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719168	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was contacted and was provided information on account and a bi-weekly packet was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to request loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A FEMA disaster was noted on 11/XX/16. No damages were noted.	6/XX/2019	6/XX/2019	0
208719175	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Contacted borrower and made welcome call.  Borrower made a promise to pay $XX  Scheduled 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719177	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make payment on account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719171	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Customer called in to advise cant log into the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719178	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower advised that the spouse lost job and is receiving unemployment.  The homeowner inquired about a possible modification and promised to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called in regarding their payment increasing and rep confirmed addition funds IAO $XXeeded for January installment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719184	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719183	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment.  PMI removal eligibility was also discussed.  The loan is eligible in 4/2020.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the late fees and them waived.  The servicer responded that since the borrower did not keep the repayment plan that late fees will not be waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719186	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  POA called about default notice.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719189	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Commentary states authorized third party called in to confirm payment was received for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called with questions about the loan and the next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719194	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Unauthorized 3rd party called to get account put in their name due to her daughter the borrower on the account passing away.  Call was transferred to successor in interest. Successor was advised of the documents that need to be sent over.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208719195	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower, borrower called in to get amount to bring account current. Advised to borrower that we would need $XXin order to bring account current, borrower stated would send payment via XX on 5/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719197	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The co-borrower called in and made a payment in amount of $XXand was provided with the confirmation number. The servicer advised co-borrower of the payment change next month and of the amount of the shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719196	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Commentary states borrower called in regarding a missing payment on the account. Borrower was provided with a verbal payment transaction history. Borrower was advised to call back in seven business days to confirm receipt of payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Authorized 3rd party stated will make payment on 02/21 and discussed insurance premium.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to schedule a payment for $XX by 5/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719203	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment and was advised of demand letter.
..  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719202	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower wanted to make a payment without the late fees included. Borrower scheduled a payment for 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is evidence of reaffirmation.  10/XX/2017 Commentary states Bankruptcy discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
209278621	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make the April payment.  Reviewed financials to try to set up on a repayment plan, but negative disposable income.  Advised borrower does not qualify.  Borrower stated having a hard time making payment where the are now but will try to find the money to bring account current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of secondary borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719204	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in trial plan payment for $XX for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208719209	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower requested payoff.  Borrower made a promise to pay for 5/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719207	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a payment and promise another the next week
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.  Case was closed on 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719211	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  A payment had been misapplied causing a late payment and the borrower called in to have it corrected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 6/XX/2019, the borrower called in as they were unable to access their account online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower verified their information and stated they will mail a payment of $XX on 06/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719215	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower scheduled a payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called about taxes and insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719217	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called and stated she wanted to verify the status of the Mod.  Reviewed the notes and informed borrower that the acct was converted over and her mod was executed.  The December installment was received on 12/4 in amt of $XX  Borrower stated that she understood and the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719218	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment. The servicer discussed the reason for default as having a death of a family member and verified that the hardship was resolved. The borrower is ready to resume payments and discussed workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719220	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower was called in reference to payment due. Borrower was asked if final modification documents were received. Borrower confirmed the documents were received and will returned them 01/XX/2019. Borrower inquired about the terms of the Modification and when payment was due. Borrower were advised the terms or listed on the Modification documents as well as the payment date. On 5/XX/19 the borrower called about the property inspection man doesn't like the way he was outside her house apologized and explained about the property inspection process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	60
208719221	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called and stated 2 payments were made prior to service transfer that were not posted to account. Servicer advised to send in proof of payment and bank statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719224	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was contacted verified demographics and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719225	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with borrower who called in to verify payment amount.  Borrower stated will be paying through website.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2013.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit bureau dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208719226	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called and was transferred to the Bankruptcy department.  The borrower called for general account information and the Welcome Call was completed.  The borrower scheduled a payment for 4/XX/2019.  The borrower also called to dispute the maturity date.  The servicer informed the borrower that the maturity date was change due to the modification.  The documents were sent to the borrower for confirmation.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called to dispute the maturity date.  The servicer informed the borrower that the maturity date was change due to the modification.  The documents were sent to the borrower for confirmation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to discuss escrow account advised borrower she could call later to request a new escrow analysis borrower than made a payment for $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719233	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in and made a payment in amount of $XXand was provided with the confirmation number. The borrower stated reason for default is due to illness and was unable to work combined with medical bills which are paid off and issue resolved in May 2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719239	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was contacted and stated that spouse had just not been making payments and set up payment for that day.  All other numerous attempts at contact in the past three months have been unsuccessful.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is indifference/disregard for obligation.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719240	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower was trying to cancel payment she made with rep on 5/29, she made a payment online 5/31.  Advised can not stop payments and both will post, borrower stated would call their bank and then hung up  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208719237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to obtain loan transfer information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719238	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in because received insurance check for damage to home and wanted to know how to endorse check. Agent advised accordingly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719241	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called to request explanation about escrow shortage and a copy of their prior modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719247	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to inquire about having his son authorized on the account, and also inquiring about payments received on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to see when the late fee is applied, verified grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208719245	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  customer called scheduled payment online 11/XX/2018 not yet posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called and their financial situation was assessed and options to avoid foreclosure were discussed.  The borrower stated there were a lot of people taking pictures of the house and asked how frequently someone is sent out to check the status of the house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719251	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 4/XX/2019, the borrower was sent a temporary password and was told how to change the security question.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 08/XX/2017. No damage was reported.	6/XX/2019	6/XX/2019	60
208719253	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Called Borrower, advised of workout options, he will speak with his wife regarding the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower authorized a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to confirm ACH is set up and working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719260	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719261	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower authorized a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719259	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Comments show borrower contact regarding loan status and payments. The borrower advised they were having financial issues due to excessive obligations.  Borrower stated that may be interested in a modification or selling the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  Comments show borrower was in bankruptcy for a period of time before being discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower promised to make a payment in the amount of $XXby 05/XX/2019 via Bill Pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719265	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in stating they would make a payment online tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: per notation 05/XX/16, The property is located in a FEMA disaster area, however, no damages were reported within the review period.	6/XX/2019	5/XX/2019	60
208719264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made two payments to account with agent and agent unlocked borrowers online account so that they could regain access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719267	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to see if they could carry over insurance coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719266	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower spoke to the servicer about the account status and was told by previous agent that they made a payment in March and next payment not due until April. They went over welcome call information and were advised of XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208719268	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower promised to make a payment in the amount of $XXby 06/XX/2019 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719269	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer called in regarding general account information and was counselled on the know your options site.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719270	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Successor called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719271	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make sure payment was still scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	60
208719272	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called to schedule 3 payments. The reason for default given was due to car repairs and other expenses. The duration was listed as short term and the borrower stated the account would be brought back current. The servicer provided the know your options website and scheduled the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719274	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/XX/2019 Borrower called with a modification inquiry. Borrower accepted a promise to pay $XX Borrower also said they were trying to reinstate the loan that month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719273	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called to inform the lender he has placed insurance and has sent proof.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719276	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called about repayment plan payment due and was given the amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208719277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower was contacted and stated RFD is excessive obligations; They called to make a payment.  Servicer offered to go over monthly financials, borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719278	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719281	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Last contact with borrower was on 4/XX/2018.  Discussed borrower's business being slow and that being the reason for falling behind on the mortgage loan.  Borrower stated the business was picking back up and should be able to get the loan back on track.  Multiple collection calls have been made since then however servicer unable to reach borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 6/XX/2019 the Servicer reviewed Borrower's financials and advised of different options to avoid foreclosure. Borrower accepted a promise to pay $XXby 6/XX/2019 via Web and $XXby 7/XX/2019 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.  On 6/XX/2019 a cfpb 45-day discharge solicitation letter was sent to Borrower.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719287	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Last contact with the borrower they promise to pay on 06/XX/2019 via IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719286	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower had a general payment inquiry and schedule a future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719288	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called about receiving a letter about funds in suspense.  The borrower payment was short $XXhe servicer unlocked their online access.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719289	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower wanted to figure out why loan is past due. Advised in November 2017 only got one payment which made loan past die 30 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in regarding payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 10/XX//2017. No damages were reported. On 10/XX/2018 a claim was initiated for wind damages caused on 08/XX/2018. A check was received for $XX. A second claim was later opened on 11/XX/2018 for water damages caused on 10/XX/2018. Funds from the second claim in the amount of $XX1 were deposited on 12/XX/2018. The notes on 12/XX/2018 stated an inspection for the first claim was on file showing all repairs completed, and the claim was closed. Later comments on 01/XX/2019 advised an inspection was on file for the second claim showing all repairs completed, all funds were released, and the claim was closed.	6/XX/2019	6/XX/2019	0
208719296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower authorized a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719295	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called to obtain principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719299	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called with trying to get assistance with getting online access
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 06/XX/2019 referenced a credit dispute was received. The notes also stated the issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in with payment inquiry.  The servicer advised the next payment due is 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was dismissed on 04/XX/2015.  The proof of claim was filed 10/XX/2014.  Previous bankruptcy XX, discharged 10/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719304	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a payment in the amount of $XXand $XXffective 03/XX/19.  On 06/XX/2019 spoke to borrower and they said they cannot discuss the account right now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719306	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to see what the payment options are.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719307	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower spoke to the servicer about welcome call information and to make a payment (no payment amount or date was noted by servicer).  The servicer discussed modification and XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719309	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/XX/2017 due to XX.  Damage was noted to the roof, front porch, two sheds and fence.  The trees are getting ready to fall down.  The borrower noted a claim was filed.  The  status of repairs was not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 10/XX/2017.	6/XX/2019	6/XX/2019	30
208719313	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments show collection contact regarding loan status and payment. Borrower advised he already has a scheduled payment for that day and would make another payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719315	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower contacted and advised of the total amount due to bring loan current, borrower stated they had already made a payment and declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719314	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to set up repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719312	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Comments show borrower called in to make a payment. Borrower advised they locked themselves out of their online account and needed assistance making payment. Borrower advised aware they are rolling 30 and will continue to do so until they are able to bring loan current.  The servicer discussed with the borrower a repayment plan option.  Borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719316	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the inspection fee of $XXhe agent advised to send in writing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719317	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with borrower, borrower called in stated she made a payment before the loan transferred advised payment was received but was for February
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208719318	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to discuss claim and was advised of check being sent to them.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Escrow payment.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the amount paid to renew the hazard insurance.  A response was sent to the borrower on 01/XX/2019 stating additional funds were sent to satisfy the remainder of the premium.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 11/XX/2018.  Claim funds in the amount of $XXwere received on 12/XX/2018.  50% of claim funds have been released as of 02/XX/2019.  A 100% inspection was noted on 03/XX/2019 and the claim is pending the release of final funds to close the claim.  The damage repair amount is estimated at $XX5.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 11/XX/2018. The claim was closed on 4/XX/19.	6/XX/2019	5/XX/2019	0
208719320	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower verified their information and made a payment of $XX on 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719319	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer made a payment of $XX updated account information, and was provided with registration instructions for online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to XX (XX). Per notation on 09/XX/18, the customer confirmed they were not impacted by natural disaster.	6/XX/2019	6/XX/2019	30
208719322	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower spoke to the servicer about account status and amount due.  The borrower is late due to servicing transfer.  They set up a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208719325	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower received their welcome call and verified their information.  They accepted paperless billing and made a payment of $XXver the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719329	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in and asked why they were not receiving billing statements.  Servicer stated that since this was an active Chapter 13 bankruptcy the statements were going to the borrowers' attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208719332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208719337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Authorized third party to call back to discuss refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719336	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to see how much total amount due.  The borrower made a payment. The servicer advised them of XX  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	60
208719339	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Customer stated is a contractor and when pays mortgage when gets paid. Made promise to pay for $XX Scheduled: 5/XX/2019 .                                        Confirmation Number:  XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719335	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208719331	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The customer called in to change her previously scheduled payment for 05/XX/19 to 06/10 and 06/19 in the amount of $XX payments scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719338	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made payment by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower disputes amount owed per payment; stated normal amount should be $XX  Servicer advised that the only statement on file states payment should be $XX  Borrower will make payment to bring account current and will expect a credit if he finds that payment should have changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719340	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made a payment and thought that additional payments were being made on the account. Borrower inquired of amount in suspense. Servicer advised nothing in suspense and went over account history. Servicer offered repayment plan and sent for approval. Borrower advised of new part time job.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Bankruptcy flag on account with no information on filing date, case number, or discharge/dismissal.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719345	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to discuss payment information and stop payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719344	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Assessed borrower financial situation and explored options to avoid foreclosure. Advised the borrower of their right to request a follow up meeting within 14 days. Provided the borrower with the toll free HUD number to reach a HUD certified counseling agency. Borrower advised that RFD was due to curtailment of income and authorized third party who helps make payments. Also spoke with third party who advised she was trying to make a partial payment but advised we do not allow partial payments. Went over workout options and opened a MOD packet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719346	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in for their 1098 and confirmed loan service transferring. The rep confirmed 1098 to be mailed out and received within 5-7 business days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719347	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719349	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower asked why had missed call from servicer. Agent advised to collect payment and borrower advised already has payment setup to send on 14th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719348	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower was contacted to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719351	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  11/087/2018 inbound call, borrower inquired about payment plan, advised borrower, discussed previous plan, borrower stated will call back
06/XX/2019 - borrower called with a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719353	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower contact was made. However the borrower refused to discuss the account. There was no commitment to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719352	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/XX/2019 the Borrower called in and advised the reason for default was due to illness of the Borrower and medical bills. Borrower accepted a promise to pay $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke to borrower when they called inbound to discuss the loan and borrower stated having issues with the bank due to stop payment and the now frozen bank account. Stated reason for default was servicer problems.  Borrower set up payment for 3/XX/19 and inquired about misapplied payment and servicer provided welcome call information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer confirmed they would pay online sometime the following week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719355	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in and stated would be mailing in a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719363	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Borrower called to request 1098 tax form. Borrower was advised where to go online to get the form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719359	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Called borrower and said the reason for delinquency was curtailment of income. Says the employer changed the pay structure and lag between paychecks. Rep assessed borrower's financial situation and explored options to avoid foreclosure. Rep advised the borrower of their right to request a follow up meeting within 14 days. Rep provided the borrower with the toll free HUD number to reach a HUD certified counseling agency. 1-800-569-4287. Borrower promised to make a payment. and scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719360	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Last contact with the borrower they stated they had a demand letter to pay $XXby 07/XX/2019. Advised to the borrower their is no legal action the account is thirty days behind. Borrower was advised of workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments reflect that an insurance claim was opened, on 08/XX/2017, due to property damage from XX; as of 02/XX/2019, all property repairs are completed and the insurance claim was closed. There is no evidence of unresolved property damage as of the review date.	6/XX/2019	6/XX/2019	60
208719366	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a payment.
06/XX/2019 - borrower called looking for recent statement - advised borrower on paperless
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to set up payments for July, August, & September in the amounts of $XXeach month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called and basically stated does not remember if she signed modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719371	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower stated they are no longer represented by an attorney and was advised to send revocation letter.  On 05/XX/2019 the borrower called for general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719373	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719372	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Servicer called borrower for payment. Borrower stated was not sure where to send payment due to service transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719377	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719375	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in and discussed payment due and made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was called in reference to the payment due and will try to make payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719374	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Inbound call regarding double payment they made, and wanted to cancel one of them, but they both had already cleared.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719381	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower contact, verified borrower. Discussed payments due and total of 1958.748 for two payments processed speed pay for two payments. Discussed payment increased due to escrow, borrower stated that will send in extra funds to go toward shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208719384	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called wanted to know if she was eligible for refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719385	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Case #, discharge date and filing date UTD from comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719382	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower promised to make a payment in the amount of $XXby 07/XX/2019 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2016.  The proof of claim was filed 06/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on 10/XX/2017 inquiring if their insurance claim check for damages was received. The details of the damages were not provided. There was no evidence of a check or any other claim information being provided. There was no reference to any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to confirm the receipt of the 3rd trail payment and when the final modification documents would be mailed. Agent stated the final documents have not been generated,yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719388	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower was advised of approved trial payment period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208719390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to schedule a payment for March and April. Property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719392	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to go over loan transfer information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719391	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in on 5/XX/19 and made a payment. Customer called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208719398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower was advised the loan was current after reinstatement and attorney information was removed from the file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in and made a promise to pay to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719404	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called for general account information and to promise payments of $XXvia the bill pay on 5/XX/2019 and 6/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the late charge citing the 3/2019 wade mailed but the servicer did not receive it. The borrower stated will get the statements and send in. No further communication is noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called and stated he wants fee to be removed.  He further stated he wants to resend his letter and payments are being added to the wrong month as of January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719405	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last contact was made on 6/XX/2019, in which a third party stated is mailing in the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719403	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  01/XX/2019 Borrower called in about the force place insurance. Borrower was told the payment was going up. Borrower needs to provide declaration page and they never requested the account to be escrowed. After viewing the account it appears the loan was modified that's why the insurance was placed on the account. Borrower stated that they never accepted the agreement. They stated they are paying their own insurance. Agent told borrower to send in a written request. Borrower refused and requested to spoke with supervisor. Borrower also needed assistance unlocking account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719400	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The customer called in regarding their modification paperwork and clarified the total due. The customer also made a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719407	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower contacted the servicer on 10/XX/2017 to schedule a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719410	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Servicer provided new loan #; advised customer that autopay will transfer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719411	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  A motion for relief was filed 06/XX/2012.  Per Borrower discharged several months prior to June 2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719412	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower went over total amount due with servicer and is trying to get back within grace period.  The servicer was going over payment history and call dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower contacted for payment reminder and borrower advised that they will make the payment online on 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719415	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower responded to her recent dispute. The borrower called to inform that during the research no information was  found and her dispute will be sent over to a manager for review. She also disputed this through her bank and will follow up with  information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A credit dispute was received and resolved on 05/XX/2019
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017 the borrower advised the roof, fence, and appliances were damaged due to the recent FEMA disaster. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area.	6/XX/2019	6/XX/2019	0
208719416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower gave a one time authorization for third party who inquired about the balance of the loan. Comment dated 04/XX/2018 borrower requested copy of their Note. On 10/XX/2016 borrower called about the final agreement beng altered and since their drivers license did not have SR on it they had to cross out so the notary would complete. Associate advised borrower on 10/XX/2016 the final modification documents should be sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719417	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719418	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower authorized a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719419	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called and made a payment in the amount of  $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719420	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Last contact with the borrower they pay 07/XX/2019 and 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called for the account status and promised a payment of $XXvia the mail by 7/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719425	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower spoke to the servicer about workout options.  They have had tenant issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208719426	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made promise to pay for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719427	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called in regarding having online to their loan account. The servicer informed the borrower due to prior bankruptcy the borrower does not much have access and advised to consultant with their bankruptcy attorney regarding having the loan reaffirm. The borrower asked the amount due and the servicer in formed the they are due for May  and June 2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719424	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower promised to pay $XX by 5/XX/2019 via the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719428	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in regarding insurance claim check. Servicer advised adjuster's report is needed to release funds. 04/XX/219 RFD curtailment of income, borrower called to make a payment, caller hung up while taking information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 01/XX/2019 a claim was initiated for water damages caused on 12/XX/2018. A check for $XX0 was received on 01/XX/2019. The borrower called on 02/XX/2019 stating the work was completed and they wanted an inspection completed to confirm. The servicer informed the borrower they needed to first send in the adjuster’s report before an inspection could be scheduled. After the servicer transfer, the comments referenced the claim documentation was still being transferred. There was no evidence of any funds being released or the borrower sending in the adjuster’s report.  The damage repair amount is estimated at $XX0.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719430	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called with an inquiry about tax related forms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208719431	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called about online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719432	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Authorized party called in to set up payment on this loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719438	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018  Borrower called in because they changed insurance carriers and the borrower received a refund
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719441	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to check refinance process informed the borrower to reach out to XX. On 6/XX/19 the borrower called in to make a $XXayment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719439	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment on the account. The welcome call was completed at this time. 06/XX/2019 payment scheduled for 06/XX/2019 $XX, KYOCC provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719440	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to get status on final mod documents because they received documents that did not appear to be them.  The servicer confirmed they have not been sent yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719442	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719446	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with non-authorized third party who stated she is a relative, is living there and has the monies to pay the mortgage. The last contact with the borrower was on 06/XX/2019. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719447	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719450	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower spoke to the servicer and made a payment.  The servicer gave them welcome call information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719451	3	[3] MI Not Being Paid As Required [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with borrower, advised borrower tad of $XXdvise next payment due $XX/XX/18, On 4/XX/19 the borrower called for payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719453	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make a payment provided a reduced payment option and transferred borrower to IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719452	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower contact, verified reason for delinquency curtailment of income due to purchasing a new water heater. Borrower stated will make October payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719461	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719460	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower inquire about why last payment isn't shown on billing statement and was advised the loan was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719457	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to schedule payment for 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719458	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719459	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in and scheduled payments for July 18th.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208719463	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with the borrower and advised total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719462	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The authorized 3rd party made a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719464	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Welcome call was completed with borrower who scheduled payment for 04/XX/2019 and borrower called for payment address. Borrower stated on 02/XX/2019 the type of work they do is based on the weather and have plans to make the February payment by the 15th and they will call when they have funds as they also received mortgage assistance package. Comment dated 01/XX/2019 borrower stated they are not able to make payment this month and not sure they are going to be able to make it happen and request assistance packet. On 03/XX/2018 borrower called in regards to the escrow refund they received. Associate informed too much was collected and their insurance went down. Borrower was advised of a repayment plan and modification on 06/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719468	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to inquire about refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719471	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was contacted to secure payment. The borrower advised they would make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower requested the waiver of a late fee for $XXnce had completed the repayment plan.  The late fee was waited on 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719469	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  04/XX/2017 inbound call borrower inquiring about status of modification advised borrower total amount due  8402.98, advised borrower of future payment change $XX advised borrower of trial mod 03/XX/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719474	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower stated that a payment would be made either on 07/XX/2019 or 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719476	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called regarding mortgage insurance questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719473	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Comments from 11/XX/18 indicate borrower fell behind due to medical expenses. Servicer tried to review financials but borrower did not have time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719472	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Contacted third party called to bring account current made a payment of $XX and went on to complete the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719479	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower asked why loan is behind.  Agent advised there was no payment with previous servicer for 8/2016.  Borrower states made that payment and will send in proof.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in and stated that they'd like to male the payment on the account to catch up but that they did not have an email address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower scheduled payments for 06/XX/2019 and 07/XX/2019. Borrower also inquired on negative escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208719486	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower states that he did the wire transfer in the amount of $XX. He was advised that his next payment is due 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719484	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Property is owner occupied.  Agent set up modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208719490	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower scheduled a payment by phone.  Borrower stated was trying to make payment for $XX only made it for $XXrrower did not want to discuss financials and stated hardship is over.  Borrower asked about payment and was advised to contact insurance and tax office to see if escrow payment cold be reduced. The last contact with the borrower was on 06/XX/2019. The borrower stated she would make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719491	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called and made a payment of $XXorrower also inquired about payoff information provided borrower with information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a promise to pay by 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719489	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in said he received a certified letter, advising the borrower he is delinquent.  Borrower does not know when he can make the next payment.  no additional information or questions discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  4/XX/2019- Inbound bankruptcy call.
4/XX/2019- CFPB Day 45 Discharged BK Solicitation Letter.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719500	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called regard a reversal payment made on 3/XX/2019, stating incorrect routing or account number provided. The servicer offered retake the payment and the borrower agreed also the borrower  made promise to scheduled April payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719502	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called and made a promise to pay $XX by 5/XX/2019 via mail scheduled 4/XX/2019. Went on to complete the welcome call with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2015.  On 02/XX/2019 the account noted, bankruptcy chapter 13 plan, payment change was filed with the court. (case number was not provided in commentary)
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	Bankruptcy
208719501	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to change the scheduled payment for 6/XX/19 from $XXto $XXand then will catch up the payment in July. the borrower stated the reason for default was due to issues with paperwork and that the hardship is resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Discussed billing statement with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719497	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Spouse called was having problems making payments on XX.  Assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower welcome call completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719505	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to go over payment information.  Agent walked through web to register and make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing payment. The servicer went over the account and provided instructions to send in the request. There is no evidence that the borrower submitted the request.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2018.  Possible discharged chapter 7 bankruptcy. (See comments dated 11/XX/2018.)
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower request to have a year end statement/1098 provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Commentary states spoke with borrower and borrower scheduled a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719504	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower states that they will make a payment on the automated phone system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719509	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to make payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called advised he does not understand why he is showing due for March that he should be due for April. The servicer advised the payment made in March paid the February payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719510	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 03/XX/2019, the customer called about a 6-month repayment plan that had been set up by the prior servicer.  She asked if a fax had been received yet.  The borrower had called a few days earlier to advise that she could not make the March payment. Comment dated 06/XX/20189 associate informed borrower they surplus check is not mailed when the loan is not current. Borrower stated they would be calling back after the September paymenrt and expects to receive their surplus. 06/XX/2019 borrower called to see if the escrow surplus was sent out and wanted to know what is the last payment under the rrepayment plan. Associate informed borrower escrow overage would be sent soon and the last payment of the repayment plan is September.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower raised a payment dispute verbally in June, 2016 and then again on 10/XX/2016 with an emphasis on disputing the interest rate.  There was no further contact from the borrower about it after that,. The issue was resolved.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: There had been damage to the property on 09/XX/2017 from XX. The damages were repaired and the claim was closed on 02/XX/2019. The estimated hazard claim amount was $XX00.	6/XX/2019	6/XX/2019	60
208719511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment on 03/XX/2019 in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower scheduled payment for 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719513	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 06/XX/2018 Borrower was call in reference to account status. Borrower was advised of loan modification offer to bring loan current. Borrower decline Modification and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208719514	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in and stated will not be able to make payment this check and will pay two payments next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719518	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to see why the payment was not taken out. The servicer advised incorrect account number. The borrower made a payment with the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	90
208719517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.  Bankruptcy discharged 2/XX/2012
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719515	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower advised of not wanting to pay the mortgage because the payment amount was incorrect. Advised the borrower of the late fee from prior servicer and advised the borrower that payment did not change. Borrower also noted that prior servicer approved the borrower of self-contracting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  A claim was filed for flood damage that occurred on 01/XX/2017.  Settlement funds in the amount of $XXre received on 05/XX/2018.  The claim was pending additional documents.  The borrower noted on 03/XX/2019 repairs were needed estimated at $XXt settled for $XXe to having own crew to complete the repairs.  The claim is classified as express monitored.   Funds have not been released to the borrower. Self repair packet was sent out on 04/XX/2019.  The damage repair amount is estimated at $XX0.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017. No disaster damage was reported.	6/XX/2019	6/XX/2019	0
208719519	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The spouse called in and wanted to know if the payment was received on Friday in the amount of $XX  Advised that it was received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed inspection fees.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-ABF.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2017.  Bankruptcy appears to have dismissed 03/XX/2017 . However the collection comments dated 3/XX/19 mentions a new bankruptcy filing.  No other details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719520	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in and inquired if the last payment was received. The borrower was advised that it had been and was applied. The borrower was advised on the total amount due including fees. A late fee was requested to be waived. The borrower stated a payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 5/XX/2014.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208719521	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to check on the status of the account.  The servicer provided the total amount due.  The servicer advised the total amount due is $XX  The borrower made a payment over the phone for the total amount owing.  The servicer advised the next due date is 02/XX/2019. The last contact with the borrower was on 05/XX/2019. The borrower inquired about autopay status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719523	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  6/XX/2019-Notes indicate the borrower scheduled a Promise to Pay payment for $XXeffective 6/XX/2019. The agent advised of the payment confirmation number.

The servicer discussed the repayment plan, updated the financials and processed the borrower's payment over the phone. The borrower stated that the reason for delinquency was due being unemployed for a year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719524	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to get reinstatement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719526	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Discussed with borrower all workout options. Updated financials and placed borrower on a repayment plan. Borrower scheduled payment for 08/XX/2019 $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208719527	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to to schedule payment, confirm the NSF code has been removed and wanted to know how to removed other borrower. Associate advised borrower NSF code has been removed and they would need a quit claim deed with divorce certificate and refinance. On 09/XX/2018 borrower stated work has been very slow and they are not going through any hardships, going to bank to get a cashiers check for total amount due including the October payment. Comment  datedd 04/XX/2016 borrower called for status of modification and things are going well with the new modification terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719529	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer answered the borrower's questions regarding the billing statement. The last contact with the borrower was on 04/XX/2019. The borrower wanted to know how to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 09/XX/2014.  A motion for relief was filed 05/XX/2016.  Per comments dated 05/XX/2014, chapter 7 bankruptcy was converted to a chapter 13 bankruptcy on 05/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208719534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Last contact with the borrower they stated no longer want the periodic loan notice. Borrower was advised can try paperless billing Previously discussed modification with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719533	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower verified their information and discussed the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719536	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called to inform the payment would be made Saturday online and another at the end of the month. Reason for default was curtailment of income. They scheduled a payment for 6/XX/2019 and made a promise to pay by 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called IN regarding HAMP recast information and PTP$XX7 by IVR on 4/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2012.  Chapter 13 XX was dismissed 4/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make payment of 2761.30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719537	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in regarding the insurance check to replace the roof.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2007.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2007 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 10/XX/2018. Claim funds in the amount of $XX were endorse and released to the borrower on 12/XX/2018 and the claim was closed due to being non-monitored.	6/XX/2019	6/XX/2019	30
208719539	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments include borrower disputes fees.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719542	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called and made a payment in the amount of $XXDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The bankruptcy is active on the account.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208719543	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  borrower called to confirm he needs to send BRP for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719544	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  borrower called to review 12 month pay history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719546	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower promise to pay $XXy 07/XX/2019 via the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719547	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary states borrower called in regarding a repayment plan with previous servicer. Borrower was advised to provided documentation of the repayment plan so the account could be adjusted accordingly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719549	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer inquired about the best options to bring the account current since they are paying a month behind. They were informed of a refinance, but if that does not work there are other workout options. But they did not want to hear the other workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Third party called in about the loan being transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719552	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The Borrower called verified demographics and promise to pay. KYOCC provided
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called on 09/XX/2017 stating their above ground pool and the side of their house were damaged from XX. On 02/XX/2018 the borrower also notated damages to their roof. There was no evidence of a claim or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX.	6/XX/2019	5/XX/2019	0
208719553	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower confirmed next payment due and amount for repayment plan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17	6/XX/2019	6/XX/2019	0
208719554	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in about loan payment and advised next due for 08/XX/2018. Borrower was advised of consequences of paying outside of the 30 day period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719556	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719555	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower stated thaht she would call in by the end of the week to schedule a payment. The borrower declined to do a check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719557	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower stated will make a payment online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2008.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit dispute was received on 05/XX/2017. Fields were updated to show loan status as current.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.  No disaster damage was reported.
							A claim was filed for storm damage that occurred on 03/XX/2016. The claim was closed on 11/XX/2017 with supervisor approval to close with an 87% inspection, gutters and downspouts remaining. All funds were released.	6/XX/2019	6/XX/2019	30
208719558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in discussed reason was servicing problem stated made payment to XX and was sent back. Borrower made payment on line and was posted to escrow waiting for the payment correction  from February. Borrower stated on line would only allow to post to escrow will monitor and make the payment correction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719561	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower made payments for February and March and also discussed reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719560	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower made a payment inquiry, advised needed authorization from bankruptcy attorney to speak on account with the borrower. Borrower wanted information on why the payment increase. Borrower stated has own insurance, advised the borrower to have the attorney send in authorization and needs to wait 48 hours before calling back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208719564	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2016.  Collection comments dated 5/XX/2019 mentions " Inbound Bankruptcy Call"
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719563	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/XX/19 the customer called in and requested a 1098
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is BK unfinished.  A motion for relief was filed 07/XX/2014.  XX filed 07/XX/2018
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208719569	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Outbound call to borrower resulted in them saying they are still not sure about a modification. They wanted to make the minimum payment for now as they still have that possible sale. Service rep advised a follow up call to figure out borrower next step. Borrower agreed. No more questions and call was mutually ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower inquired on payment information and was advised that the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 Authorized third party called to schedule a payment and to request mortgage Insurance removal. Third party was transferred to another department for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719570	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to advise that she didn't authorize a payment to be drafted out of her XX account for 5/16. The agent advised that on 4/10 notes were applied for 2 pre-scheduled payments.  One for 4/10 and the 2nd for 5/16. The borrower disconnected the call.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719575	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was contacted to secure payment. The borrower made a promise to pay for 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719573	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Comments from 1/XX/19 indicate borrower completed mod trial. Funds ins suspense pending application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719572	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/XX/2019, the borrower promised to pay by 5/XX/2019 via web and it was scheduled for 5/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719581	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719583	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The non- authorized party called and pretended to be the borrower, after all verification to say he mailed a check for $XXon the 27th, the servicer advised the check has not been received, and requested the borrower call back and an interpreter can assist with the language.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719586	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719585	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in because she received a refund from the former insurance provider.  Advised borrower how to deposit the funds into escrow.  Customer will send us the check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower called about August payment and said they should be on ACH.  The servicer advised them that a letter was sent in 12/2015 that ACH was being cancelled.  The borrower said they would call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719587	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a promise to pay in the amount of $XXto bring the account current.  The borrower's daughter is renting the property and fell behind on payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719588	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 4/XX/2019, the borrower made a promise to pay by 5/XX/2019 via web. Additionally, the reason for default was reflected as cancer and divorce.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 6/XX/2019, the customer called in with an escrow inquiry.  The customer provided information about cancelling the insurance policy and was wondering if they could assist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Inbound: Servicer advised of missed payments in April and February and borrower stated wasn't aware got behind. Borrower expressed concern about no statements received and inquired about total amount due. Servicer advised of total due in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719592	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower made a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719595	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower stated payment was mailed, but do to holiday should be received tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719596	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to schedule a payment.  The servicer advised them of XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208719597	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Other party spoke to servicer but was not authorized and was asked to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719599	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 12/XX/2018, the borrower called to verify account status. The borrower promised a payment to be made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX. A claim was filed for the damages caused by the hurricane on 09/XX/2017. The notes on 02/XX/2018 stated all funds were released and the claim was closed.	6/XX/2019	6/XX/2019	30
208719602	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Commentary states spoke to borrower regarding the payment for the account. Borrower advised payment will be made online and provided a reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719601	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a payment in amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower verified their information and promised to pay 41,654.38 by 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to set up two mortgage payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719606	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 6/XX/2019, the borrower called in and wants a new analysis run to spread their shortage out over a 24 month payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: 2013 XX with no reported damage.	6/XX/2019	6/XX/2019	30
208719608	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower inquired why the payment amount had increased.  The servicer replied that it was due to the late fee balance of the regular mortgage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719609	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments from 2/XX/19 indicate borrower spouse called to to schedule payment for 2/26.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719613	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in and scheduled a payment for 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719614	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Commentary states borrower called in to confirm receipt of funds sent in for the escrow account. Borrower also advised monthly payment was made via the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719617	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to request options on bringing the loan current. Property is owner occupied. Agent set up a modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower requested 1098 tax form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719622	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called inwanting to know about payment options and mailing address and the agent provided the requested information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 04/XX/2016 reflects that the borrower is located in a disaster area due to flooding. No damage reported.	6/XX/2019	6/XX/2019	60
208719619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in regarding reinstatement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719623	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 Borr called regarding late payments.  reviewed the payment information and showing a missed pmt from XX and sent her bank info and loan history to have information reviewed.  Advised once a response is received she will reach out to the cust.

On 12/XX/2018 Borrower was called in reference to payment due.  Borrower stated payment is paid by someone else. Borrower stated there was a payment increase that was unaware of. Borrower was advised payment is being made outside of the current month. Borrower stated will call other party in regards to December 2018 payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 08/XX/2018 Borrower states reason for default is due to payment dispute. Borrower states flood insurance is the issue for payment increase and flood insurance is not required on the property. Borrower was advised there was an escrow analysis completed. A notice went out showing payment change effective in 09/2017 and 03/2018. Borrower was also advised payments received were not the correct amount. The issue was resolved.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower advised he has not had time to get final mod docs notarized, but will have it back by August 1st.  Servicer advised will continue to receive collection calls and credit reporting until docs have been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719620	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to say a payment had been made and agent responded, there wasn't one posted.  Agent asked for reason for late payments and borrower declined.  Agent asked when the September payment would be made and borrower terminated the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719624	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719626	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  (2/XX/19)the customer was contacted give the total amount due and stated that there is no hardship just sent in the wrong amount, scheduled multiple payments and questioned the escrow balance. The customer went over payment correction via stop pay and reissue to correct postings.

On 06/XX/19 the borrower called to discuss payment information  that was received. Promised to pay $XXby 6/XX/29 via mail.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made a promise to pay $XXy 6/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments from 2/XX/19 indicate borrower called to review late charges. Servicer advised no late charges on file. Borrower payment may come back NSF. NSF came back 2/22.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719629	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  12/XX/2018 outbound collection call advised borrower home is in foreclosure with a sale date of 3/XX/2019, borrower wants to reinstate. advised borrower of negative credit reporting
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719627	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/219 performed welcome call and borrower promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719632	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Welcome call was completed with borrower who authorized third party authorization to their spouse and stated they would scheduled an online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719630	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to go over account and transfer information. Also discussed reinstatement. Process payment in the amount of $XXOn 05/XX/2019 the borrower called to pay 550.17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719633	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called as they were unable to access their online account and associate walked borrower through to reset their account. On 04/XX/2018 borrower was provided with the breakdown of the total amount due and questioned the corporate fees. Associate informed borrower they can dispute the fees in writing. Comment dated 04/XX/2018 supervisor spoke with borrower who wanted to know their contractual payment amount as they have been paying $XXnd the contractual payment is $XXith a change occurring in July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208719634	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to discuss welcome letter. The last contact with the borrower was on 06/XX/2019. The borrower stated that he would make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower was contacted to send in the signed modification docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719637	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The authorized third party called in stating excessive obligations.  The third party stated was awarded the property and needs to make payment arrangements to bring the account current.  The third party declined a repayment plan and scheduled two payments.
04/XX/2019 - talked to authorized 3rd party- made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719644	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719642	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  There was an outbound call to collect a payment and the borrower stated the reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719645	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower advised that they called on Monday to make a payment and wanted to make sure it will come through because it hasn't come out of their account. The representative advised of total amount due, went over the notes, and repayment plan. The representative advised the borrower that they don't have a payment scheduled at this time and confirmed payment deleted due to bad check code due to stop payment. The representative also confirmed banking account information and advised that they will need to make sure their bank doesn't have a stop payment code so that the payment will not be returned. The borrower provided banking account information, processed payment, and provided confirmation number which will be emailed to the borrower's email address. The borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719649	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower informed the servicer on 06/XX/20198 that payments will be made on both accounts, not sure of date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719650	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to advised he will be making 1 payment by the end of the month and will plan to cure the account in June no additional information needed at the time of the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  5/XX/2019 CFPB Day 45 Discharged bankruptcy solicitation letter
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719652	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719651	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower authorized a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208719653	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to ask about how much time is given to send in documents. The borrower stated will be faxing in documents. The servicer discussed the modification process and advised the borrower that the loan is already a 40 year loan. The borrower stated has been sick.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A hazard claim for damages was opened and repairs made. The claim was closed on 11/XX/2017.	6/XX/2019	6/XX/2019	60
208719655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower stated will make payment by end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719661	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower returned call but call was unexpectedly disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called to inquire if spouse applied for a forbearance, advised not yet applied
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Disaster outreach 9/XX/2017 XX	6/XX/2019	6/XX/2019	0
208719662	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The last contact with the borrower was on 02/XX/2019 to address the past due balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in about a letter she received and needing help.  Advised mortgage is up to date and letters are no longer being sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719667	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower claims will pay by end of the month refused post dated check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719671	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower said was making the payment at the end of the month and that was aware of the payment change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719669	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 the Borrower scheduled 3 payments by phone dated 12/XX/18, 01/XX/19, and 02/XX/19 for $XX On 10/XX/2018 the Borrower confirmed receiving the final modification documents and advised they would sign them in front of a Notary that weekend and return the documents on Monday, 10/XX/2018. The Servicer advised once the modification documents were received the loan would be current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719670	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Notes indicate the servicer contacted the borrower about the February payment. The borrower advised of being a n independent contractor and is waiting on a big check to make the February payment. The agent was in the middle of processing a payment and the borrower advised of not giving banking information over the phone and that it could be a scam. The borrower advised of working and disconnected the phone..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower made a promise to pay.
04/XX/2019 - Borrower called for information regarding how repayment plans work
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719674	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to see if payment received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower advised on 06/XX/2016 there was water damages they repaired. The borrower stated the spent $XXeplace the tile. There was no mention of a claim. There was no evidence of an inspection confirming the repairs were completed.  The damage repair amount is estimated at $XX Property repair is complete.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX. No damages were reported.	6/XX/2019	6/XX/2019	0
208719675	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower indicated will make a payment later next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719676	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower stated they will have their spouse call in to give authorization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind and hail damage that occurred on 07/XX/2018.  Claim funds in the amount of $XX were received on 11/XX/2018.  Funds were released to the borrower on 01/XX/2019. The borrower called on 02/XX/2019 to schedule the final inspection but was advised of the service transfer.  The claim was noted as enhanced endorse and release on 03/XX/2019 and is pending the final inspection.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719678	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in with loan transfer inquiry. Agent advised accordingly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719681	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719679	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called regarding property inspection. Borrower stated that he will make payment iao 1500 every 2 weeks until current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke to borrower and welcome call was completed. on 3/XX/2019 Discussed loan and due dates and website and escrow. Payment was made and loan is current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719683	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Comments from 12/XX/18 indicate borrower was having income issues due to unemployment. Borrower made payment and established a payment plan to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719685	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in regarding a hazard loss.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower stated on 10/XX/2017 their roof and fence were damaged due to the FEMA disaster. The servicer confirmed the borrower filed a claim for the damages. On 04/XX/2018 the borrower stated the $XXey received from the insurance claim only covered the cost of the fence, and they needed to have their roof replaced. The borrower called on 08/XX/2018 stating they were having difficulty getting the roof fixed through the insurance company. An additional insurance check was received on 06/XX/2019 for $XX The damage repair amount is estimated at $XX0.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 10/XX/2017 reflects that the property was located in a FEMA natural disaster area.	6/XX/2019	6/XX/2019	0
208719687	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a payment scheduled for 6/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  04/XX/2019 CFPB Day 45 discharged bankruptcy solicitation letter. No discharge date found.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719688	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Demand letter sent $XXon 10/XX/17. The borrower stated that the payment will be returned on 9/25 and stated that the prior agent advised nothing could be done about the payment. The representative advised of total amount due $XXThe representative referred to prior notes-reason for default:excessive obligations, hardship has been resolved..stated payment will be coming back returned..declined financials. The borrower made payment in the amount of $XXand confirmation was given. The representative advised it will come to mailing address on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dated 08/XX/2017 reflect that the property was located in a disaster zone. No disaster damage was reported. A non-monitored insurance claim was filed on 03/XX/2017 for wind w/hail damage (not disaster related) was sustained on 02/XX/2017. The claim was closed on 10/XX/2017 as all recovery funds totaling $XX were released.	6/XX/2019	6/XX/2019	Bankruptcy
208719690	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in for general account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719692	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer called for general account information and was counseled on the knowing options site. The rep also verified that they had a 60 day grace period as a new customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719691	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The last contact was made on 4/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719693	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019 the customer called to post date a payment in the amount of $XXdated for 05/XX/2019.  The customer also requested to be set up on bi-weekly ACH payments and the servicer provided instructions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719696	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was contacted to discuss their delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719698	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to state that they would make payment to the loan by the end of the month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting accuracy. The servicer reviewed account and determined the reporting is accurate.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The servicer assessed financial and explored work-out options.  The borrower made a payment on-line in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719703	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called about debt resolution, but call was dropped while agent was trying to determine rfd.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Emailed received from borrower stated that they received a statement in the mail showing a payment due in the amount of $XXof which $XXare fees. There is no explanation or detail of what the fees are.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719707	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to schedule payment. Comment dated 05/XX/2017 borrower called with a payment question. Associate advised borrower of the total amount due and borrower stated they paid it last month. Associate explained to borrower payment last month was received on the 28th and total amount paid did not include the late fee for last month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719710	2	[2] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower's spouse called in and discussed the successor in interest process. The servicer advised of the documents needed to appoint them as the Executor of the Estate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is 11/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208719709	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment in the amount of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719711	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower wanted to change contact phone number and explained that got behind on loan from having daughters surgery.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment in the amount of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower is waiting on a check from disabilty and will make a payment at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719714	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower stated will pay next week when paycheck received.  Borrower refused to post date a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719719	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719717	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Notes indicate the borrower called to schedule a Promise to Pay payment for the loan account in the amount of $XXeffective 3/XX/2018. Agent advised the borrower of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719722	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was advised to submit written authorization to add third party to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719720	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/209- Borrower called to confirm payment amount. Scheduled payment for 07/XX/2019
On 03/XX/2019 Borrower was called in reference to payment due. Borrower stated will make payment at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported hail damage on 07/XX/2018.  Damage was noted to the roof and repairs in the amount of $XXe paid out of pocket.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719723	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/19 Spoke with borr discussed RFD discussed workout options for late payments. Party hungup.

12/XX/2018 inbound call borrower inquiring about letter received in mail advise borrower loan is performing not in foreclosure.  borrower scheduled payments : $XX1/XX/2019 and : $XX/XX//2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719726	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called for payment inquiry, wanted late fee waived. Advised shortage in escrow due to increase in taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower verified their information and requested the amount of their property taxes.  They stated they would scheduled their payment and the call was ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719725	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with borrower, borrower called in to make a payment  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719728	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borr called to make a payment. Scheduled a payment for 06/XX/2017 iao $XXreminder borr that payments were due on the 1st with a with a 15 day grace period and that making the payment on the last day of the month could result in a negative credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719731	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to talk to the new servicer and was advised they'd have to wait until 3/1 to talk to them as that is the transfer date.   The borrower stated their reason for default was getting paid at the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719730	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower scheduled a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719732	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower was advised of amount due, due date, late charge, and reporting if payment made after 16th or 30th.  Borrower was also advised of self service options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719733	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower stated that his RFD was due to a curtailment of income. He made a promise to pay $XXby $XX19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Damage was noted with a date of loss of water. Claim was filed by borrower as noted on 05/XX/2016. Claim was closed on 03/XX/2018. Damage was resolved and funds were disbursed.	6/XX/2019	6/XX/2019	30
208719734	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The customer had a payment inquiry and asked to speak on other loans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  Bankruptcy cramdown was completed on 10/XX/2016. The payment amount changed to $XXnd the loan was brought current.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719736	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On 10/XX/2017 the borrower called to get password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719735	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer called, confirmed for customer that payment was scheduled for 4/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719737	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 inbound call borrower inquiring if payments had me scheduled advised yes, advised borrower of dates and payment amounts

Borrower called said he made a payment on 2/20 iao $XX performed welcome.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719748	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208719741	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 Borrower called to have password reset for online account. Borrower stated will make payment online once password is reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719743	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower verified their information and confirmed the amount of their recent payments received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719749	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made a payment for May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719745	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in regarding account information and PTP $XX online on 7/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719747	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 Borrower called to make a payment. Borrower stated will call back in reference to available workout options. Borrower was provided with know your options for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719751	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called about payments being applied to the account.  Borrower stated did not want trial plan or modification and wanted it removed and funds applied. Borrower will bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in and stated they were unaware of the payment change as they do not receive statements. The borrower stated a payment they made had been applied to principal. The borrower made a payment to cover the difference and a request was submitted for the funds to be re-applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719752	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Spouse claims will bill pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719753	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The servicer explored options with the borrower to avoid foreclosure.  The borrower made a promise to pay in the amount of $XX  The borrower is self-employed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208719757	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower claims will pay by bill pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719759	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called and was advised that collection calls will continue of not going to do trial modification. The servicer stated that the borrower has two weeks that can do this and no late charges for the trial modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719758	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Authorized third party called in to say they had made a payment on "brother's" account and that check has not cleared yet.  They also made a phone payment for that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719755	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  5/XX/2019-  Borrower spoke with agent made arrangements to pay $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719762	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower contact updated occupancy, no reason for default given. Borrower had received a letter about payments. Borrower closed out the September payment and still owes for October will make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719754	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719761	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The executor called in to make 2 payments. The executor is not able to by online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719760	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 the 3rd party called to set up a payment arrangement for 06/XX/2019 in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719764	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Outbound call to the borrower who stated they were hurt at work & there was a delay with getting workman's comp. Will be making a payment of $XX on 12/7 via the internet. Last skip trace noted 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719766	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower made a promise to pay on 11/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 10/XX/2018 reflects that the property is in a disaster area due to XX. No damage reported.	6/XX/2019	6/XX/2019	30
208719769	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower was calling about making the payment on the repayment plan.  Payment scheduled for 6/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing a payment was not applied correctly. A response was issued on 05/XX/2018 containing the payment history and how the payments were applied. There was no further mention of a dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2007.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2007 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719768	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719771	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to verify that the payment will be sent on 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719773	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower asked why her payment went up, wanted to know how much she owed.  Addressed concerns. Processed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719774	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in and scheduled a payment for April in the amount of $XXfor 6/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower's Power of Attorney called in and servicer noted POA was not authorized and told where forms should be sent.  Borrower then got on phone and requested loan status.   POA provided new bank information and a speed pay was processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  No discharge date noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719775	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719782	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called and made payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower stated the spouse was changing jobs so the income was less. Also promised a payment of $XXvia the website by 5/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	0
208719780	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower stated that he would mail a payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719783	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called in to make a payment of $XXand counseled on the know your options site.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX. No damages were reported.	6/XX/2019	6/XX/2019	30
208719781	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower asked if they could qualify for refinance. Servicer advised that payment history shows multiple 30 day late payments and this would disqualify borrower. Borrower scheduled regular monthly payment but was unable to cover late fees and corp advances.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to XX.  Damage was noted to the roof and is leaking, fence was down and the shed blew away.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.	6/XX/2019	6/XX/2019	30
208719786	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in and authorized a payment in the amount of $XXnd was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2017.  Prior case discharged on 01/XX/2012
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208719784	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to give authorization for spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719789	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to request the modification documents be sent to them. Welcome call was completed with contact information updated.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to XX.  Damage was noted due to water damage.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XX 8/XX/17.	6/XX/2019	6/XX/2019	30
208719785	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The authorized party (wife) called regarding tax form and amount of interest paid in 2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719792	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Contact was made with the borrower for a payment. The borrower stated had mailed $XXand gave authorization to withdraw an additional $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208719794	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower stated payment was set up in the amount of $XXfor 03/XX/19. and that the hardship has been resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719796	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with borrower, borrower stated he is going to do payment today declined to post-date payment due to him being at work right now and unable to continue call. The last contact with the borrower was on 06/XX/2019. The borrower called about making a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719795	2	[2] Currently Delinquent Mortgage [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower scheduled a payment for 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 11/XX/2016 a claim was initiated for wind/hail damages caused on 03/XX/2016. Funds in the amount of $XX were received on 12/XX/2016. The funds were released and the claim was closed on 12/XX/2016. Additional funds of $XX were received on 01/XX/2017 and released on 01/XX/2017.  Another claim check was received on 01/XX/2017 for $XX; however, the check was sent back to the borrower due to it was missing their endorsement. The borrower stated on 06/XX/2018 they never received the check for $XX back. The servicer advised to contact the insurance carrier and have them reissue the check. There was no mention of the borrower receiving or sending in a new check. The status of the repairs were not provided and the claim remains active.  The damage repair amount is estimated at $XX9.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719797	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Advised borrower  was approved for the disaster Forbearance effective 11/XX/18 to 4/XX/18.  Advised of the force place insurance and explained how it works.  Advised borrower of the last conversation on 9/XX/17.  Borrower stated she will make payment online Sunday for $XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Escrow account.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the escrow account and wanted the account removed due to the delinquent taxes being paid.  The request to remove the escrow from the account was denied on 06/XX/2017 due to the delinquent taxes, deficient escrow balance and insufficient payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted property damage on 09/XX/2017 due to XX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 08/XX/2017.	6/XX/2019	6/XX/2019	0
208719799	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to reset their online password. A payoff request was ordered on 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719800	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in about her account and her payments on the loan. The  call was transferred to the bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208719803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower secured payment for July trial payment on 7/XX/18, 8/XX/18 & 9/XX/18 iao $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made a payment in the amount of  $XX  The servicer went over welcome call information and advised of XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719802	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was contacted on 06/XX/2018 regarding the past due balance. The borrower discussed their hardship and reason the last payment was returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719808	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called, they are having some issues and can not make payment this month.  Discussed repayment plan and modification.  Borrower felt repayment plan would be best.  Set her up for July to November $XXper month.  Borrower also said another rep told her they would move late fees to the end of her loan for her; apologized for misunderstanding, we don't move them but Borrower doesn't have to pay until end.  Advised she can always make payment on them once she is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719806	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke with borrower, borrower will make a payment via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719810	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to let servicer know he made a payment today online for $XX also will pay Jan on 2/XX/19; stated had to pay daughter's car payment .  borrower declined discussing loss mit options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719805	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to request amortization schedule
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719812	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The third party was called on 6/XX/19 but refused to verify the information required to discuss the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates -XX-.  modification dispute
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719816	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208719815	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower stated reason for default is had car repair expenses.  Borrower schedule a payment for 5/XX/2019.  Borrower is set up on website, and stated will call when the payment on 5/22 clears and will set up repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719817	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in, stated having issues with website.  Servicer provided total amount due iao $XX Borrower scheduled 3 payments for 5/XX/18, 6/XX/18 & 7/XX/18 iao $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719818	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The co-borrower called to request the online account be unlocked. On 07/XX/2018, The servicer advised the co-borrower the final modification documents were sent on the 12th, the co-borrower stated they will be returned by the 20th and scheduled a payment for 08/XX/2018, in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719826	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  04/XX/2019- 3rd party called to make payment.
03/XX/2019-Spoke with borrower, borrower made a payment and no other questions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719822	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrowers were contacted regarding the payment. Spoke to the borrower (husband) who stated the wife handles the mortgage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719827	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made a payment of $XX to reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719823	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208719824	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in and a post petition payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208719829	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower was contacted regarding the payment. Borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719832	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The servicer contacted borrower for payment on the account and advised the total amount due of $XX The borrower verified and updated the mailing address on account. The advised the co-borrower makes the payments and refused to provided a reason for delinquency. The servicer placed borrower on hold and the call disconnected. No further contact with borrower; skip tracing noted 02/XX/2019 without success.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719831	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower stated that their payments are made by their children and that they would remind them to issue a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau dispute
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719834	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to confirm the transfer to the new servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719835	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Agent took payment from borrower and verified RFD as business failure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719837	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to see what options were available and he was informed of the repayment plan.  Borrower declined due to time he was on the phone.  He stated he will call back to talk with rep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719838	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower advised agent that payment has been made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719841	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower was contacted about the final modification documents and borrower stated the loan was reinstated and did not want the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719845	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower authorized a payment in the amount of $XXEVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower requested for the loan to be removed from credit due to discharged bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719843	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was advised  of total amount due and fees.  The reason for delinquency was cited due to increase of escrow causing hardship. The borrower was advised of options for repay plan. The borrower's  financials were collected and the borrower was advised followup to complete setting up plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower requested for online password to be reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719848	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower scheduled payment for 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719849	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower stated RFD is death in family; servicer advised borrower of total amount due $XX  Servicer discussed modification offer, borrower declined because he is going to bring the account current.  Borrower made promise to pay $XXfor 3/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719846	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719854	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower was advised of payment date and grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719853	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The welcome call was completed with the borrower and the borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to discuss loan transfer details and updated contact information. The borrower also scheduled a payment to bring current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area that was impacted by XX, XX as noted on 10/XX/2018. There were damages noted to the roof, however the damages have been repaired.	6/XX/2019	6/XX/2019	0
208719856	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719859	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Auth no 3 called; hours have been cut for a few months.  Advised of escrow change 7/1.  he said he lost $XXmonthly income, not sure when payment would be made as he had to check with Borrower, he thought it would be around 7/1.  Advised payments outside the month subject to negative credit.  Disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower contacted servicer to have the funds in the suspense account moved to make a payment. The borrower stated they made a partial payment to have it matched with the suspense funds to form one additional payment and the servicer did not move the funds as requested which caused the account to be 30 days delinquent and caused a credit hit on their account. The servicer placed a task to have the credit hit researched and the funds moved to form a payment for June, 2019. Notes indicate the amount in the suspense account were not sufficient to make a full payment. The borrower made a payment of $XXfor 06/XX/2019; servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719860	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 04/XX/2016 - Borrower stated repairs were completed due to water damage reported on 2/XX/2016.	6/XX/2019	6/XX/2019	0
208719863	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	4/XX/2019	0
208719862	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower scheduled a payment for 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719864	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  borrower calling to bring account current, advised hardship vechile repair, borrower made a payment $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719866	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719865	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719867	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 outbound collection call, advised total amount due $XX reason for default unemployed, borrower stated start new job 09/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719868	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to schedule payment to the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719870	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower discussed payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719869	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer called in to make a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719871	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  10/XX/2018: borrower called to talk about doing a reverse mortgage.  1/XX/2019: borrower called for 1098.  2/XX/0219: borrower called to ask about a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719874	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment of $XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2014.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states the dispute is regarding the escrow account.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719875	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower trying to reinstate the loan, but there were technical difficulties preventing them from reinstating the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719880	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer spoke to the customer making a payment and settling a payment up 05/02.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 08/XX/2017 due to XX.  The entire first floor was flooded.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The borrower noted on 01/XX/2019 had home repairs that cost $XXrepair and is resolved.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 08/XX/2017.	6/XX/2019	6/XX/2019	30
208719877	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a payment by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719879	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower was contacted to advise final modification documents were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719881	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  04/XX/2019 outbound call discussed HAMP modification

The borrower had escrow questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719884	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in a promise to pay in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2011.  A motion for relief was filed 12/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719889	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The servicer called and spoke with the borrower regarding final modification documentation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719885	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to inquire about a check he received for repairs on his home and wanted to speak with the department responsible for claims. Advised borrower he would be transferred to the correct dept. Call transferred to claim dept.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 12/XX/2018 a claim was initiated for wind damages caused on 12/XX/2018. The claim was classified as non-monitored. A check for $XX was received on 12/XX/2018 and endorsed/released on 12/XX/2018. The claim was closed on 12/XX/2018.	6/XX/2019	6/XX/2019	30
208719887	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 inbound call borrower inquiring about removing late fees, advise borrower could remove one

Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719890	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Talk to borrower regarding account status borrower states will go online to make payment and borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.  Chapter 7 bankruptcy  XX  filed 4/XX/2011 and discharged 2/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719891	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquiry on status of account, and if principle payment was credited. The borrower needed to be reset for online banking.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719894	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower promised to make a payment in the amount of $XXy 05/XX/2019 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719900	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower requested a recent payment be reversed and reapplied as it was initially posted to escrow and it should have been applied as a regular payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719901	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Commentary states third party called in regarding the account status. Promise to pay were scheduled on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719902	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in for general account status and amount due.  No further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  No additional information provided in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719904	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called stating couldn't make the payment for the repayment plan. The borrower was advised April payment could be made on the 26th and May can be made by the end of July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719903	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower confirmed payment set up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower was called, demographics verified, Scheduled  a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  09/XX/2017 - talked to borrower - verified account information - discussed next due on account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719906	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called regarding unapplied funds  of  $XXhe service rep explained normally the fund would be applied to principal except with the borrower currently delinquent the funds are held in suspense. The borrower promised to make a payment via XX on 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719907	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower inquired about  their interest rate citing their payment is different and the rate changed. Associate advised borrower when their taxes are increased so does the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208719912	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to see what options were available to bring the loan current. A modification and repayment plan were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719921	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called with a payment question.  The borrower stated the reason for default is that borrower 2 was laid off last year and they had to replace a car that was totaled.  The borrower was advised there are funds in suspense and they will be used to pay the 2/2018 and 3/2018 payments.  The borrower stated they intend to bring the loan current and also that they intend to sell the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719923	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 6/XX/2019, the borrower called in to change the date on the payment that is scheduled for June 28th to July 12th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was dismissed on 04/XX/2012.  A motion for relief was filed 11/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719908	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower wants to pay the amount due. Says he forgot to pay, did not know he was delinquent. Borrower declined financials and stated source of funds money was  sitting in his account  Rep advised about the grace period, due date, consequences, expectations and next steps. Rep processed a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719922	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower stated that the account owner will make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Per commentary dated for 06/XX/2019, contact made with borrower to discuss the payment due date and refinancing the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719913	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Authorized third party called regarding and advised that the borrower has passed since 1910, but no one else is listed on the account. The a3p scheduled 3 payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719911	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in and said the reason for delinquency was due to marital difficulties. Borrower was not able to make the payment and needs to complete the transfer and removal of her name.  Borrower called in to get copy of document. Rep sent copy of note. Borrower says does not have HOA. Borrower was wanting to speak to a supervisor. Rep was able to not transfer the call. Rep advised to contact legal advice to be able to assist and remove her from the account. Rep advised borrower that her name is still on note and deed of trust and on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719909	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to ask if has private mortgage insurance and agent advised no and it was canceled on 10/XX/2013.  Borrower stated wants to lower interest rate and interested in XX.  Agent advised of refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719918	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower requested username and reset password to access the website. Noted on 02/XX/2017 borrower advised owner occupied and discussed being account current and escrow. A speed payment was process for the total amount due of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719916	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in regarding loan transfer and to make payments on the account. Borrower was advised of reinstatement option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Florida XX (XX) declared on September XX, 2017. No property damage reported.	6/XX/2019	6/XX/2019	30
208719915	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to obtain XX information in order to send payment.  Servicer provided loan number and went over the account and welcome call information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719928	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  06/XX/2017 outbound collection call advise total amount due  $XXborrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower stated the reason for default was due to marital difficulties, the borrower scheduled a payment for 06/XX/2019 in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719925	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 08/XX/2018 borrower called to dispute payment history and past due amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 08/XX/2018 borrower called to dispute payment history and says they are not behind. Representative submitted a request to has misapplied funds applied correctly to the late fees.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719930	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made promise to pay $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719931	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Comments with borrower regarding loan status and payments. Borrower advised they could not make payment that week but instead would make payment the following week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719936	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Notes indicate the servicer contacting the borrower who advised the reason for default was due to being ill. The agent advised of total amount due and was advised of the next payment due. The agent also advised of the payment posting same day and late fee was paid also.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719935	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called for account status and advised of total amount due of $XX Borrower advised that a tree had fallen on the house and was waiting for the check for repairs  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719938	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Authorized third party called regarding a letter received that is dated 4/XX/18 notice of non credit and suspense. Advised of the total amount due for April. The third party advised they will make the payment online today in the amount of  $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2007.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2007.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719937	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment.  Borrower made 2 payments totaling 2715.16 effective 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719944	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  01/XX/2017 - talked to borrower - verified account demographics - discussed options - RFD - business failure
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719945	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  5/XX/2019- The authorized third party spouse called to make sure the final modification docs could be sent in and processed a payment $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719943	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Servicer reviewed borrower's payment history and they did not believe they were delinquent.  After review, servicer determined that borrower had $XXft in suspense and the borrower owes the remainder of the March payment./XX/ On 06142019 the borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719941	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called inquiring on fees outstanding and associate advised of $XXr lates charges and $XXr corporate fees with payment being scheduled. Comment dated 11/XX/2018 borrower stated they had car repairs in the amount of $XX and funds from equity loan $XX and declined to schedule payment, as they will mail the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A non-monitored insurance claim was filed for wind w/ hail damage with a date of loss of 09/XX/2017 per notes dated 11/XX/2017. The claim was closed on 05/XX/2018 as all funds totaling $XX were released.	6/XX/2019	6/XX/2019	30
208719947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to reschedule payment from the 2nd to the 9th because he miscalculated paydays.  Servicer processed payment iao $XXfor 3/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719948	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called to get confirmation of last payment date and what bank account she used stating she will pay again on Friday and scheduled the payment for 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719952	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to check on payment and principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bk information in listed in file.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719957	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called with concerns about February payment and was advised next payment is due 3/1. On 06/XX/2019 the borrower called to setup a payment to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.
A claim was filed for wind/hail damage that occurred on 04/XX/2018.  Claim funds were released to the borrower on 08/XX/2018 and the claim was closed due to being less than $XX
							A prior claim was filed for damage that occurred on 11/XX/2015. The claim was closed on 08/XX/2017 with all funds released and a 100% inspection.	6/XX/2019	6/XX/2019	0
208719956	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Customer called about Aug payment.  Rep advised of total amt due and set payment expectations.  Customer made payment in amt of $XXo include 50% of late fees.  Customer declined to schedule future payments.  Processed payment in amt of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719958	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower was contacted to secure payment. The borrower advised they had made a payment through the automated system and a payment scheduled for 02/XX/2017 was confirmed. The borrower scheduled two more payments for 03/XX/2017 and 04/XX/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719959	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208719964	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 borrower called to make a partial payment on the web site, scheduled for 06/XX/2019 $XXYOCC provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719961	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower was advised of February payment due.  Borrower stated will authorized spouse for the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719963	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make the April payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719966	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Authorized 3rd party called to schedule a payment for 02/XX/2019. No reason for the delinquency obtained.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Declared Disaster area due to XX noted on 8/XX/2017. No property damages were noted.	6/XX/2019	6/XX/2019	30
208719970	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and was advised of the trial modification step. The borrower made a speedpay payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719969	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  A Welcome Call was made to  the borrower from the new servicer. The borrower was advised to make payments on the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719972	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Talk to borrower regarding payment borrower states will have account caught up by next Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719974	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Auth party advised she has posted payment on the account to bring current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719973	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	90
208719976	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was advised of total amount due and the borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719978	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower discussed repayment plan with the servicer, but did not have time to go over income/expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	60
208719977	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower was provided with the amount due and that they would need to send the funds via certified funds. Borrower indicated that they needed to pay off medical payments and taxes. Borrower was advised that the late fees could be waived if they can make a $XX0 payment. Borrower stated that they can make 3 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719979	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719982	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719980	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower made a payment to account and advised agent that hardship is over and account will remain current now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower requested copy of account history and denied workout options presented by servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208719984	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called on 5/XX/19 to make a $XXpayment.  The late payments were caused by a curtailment of income caused by clients who were not paying on-time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719985	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower stated they would send in the January bank statement to confirm payment in the amount of $XXwas paid to previous servicer on 01/XX/2019 the borrower provided the confirmation number from the previous servicer and made a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported a roof leak on 08/XX/2017 due to XX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 08/XX/2017.	6/XX/2019	6/XX/2019	30
208719989	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment to reinstate the loan and advised that there a a previous workout program utilized with the former servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719987	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to schedule the last payment under the repayment plan. Associate informed borrower the plan did not clear out fees and the next payment is 02/XX/2019. Comment dated 07/XX/2018 borrower called wanting a repayment plan as they have had some issues and borrower agreed to a 7 month repayment plan to begin on 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719990	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower stated the final modification paperwork overnight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719992	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to get assistance getting the 1098 form off of line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719996	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Contact made with customer to discuss a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719995	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 called borrower, scheduled a payment for 06/XX/219 $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Vendor closed hazard claim, final draw approved 05/XX/2018 in the amount of $XX Hazard claim open on 10/XX/2016 DOL 06/XX/2016, type hail (not disaster related) estimated claim amount $XX	6/XX/2019	6/XX/2019	60
208720001	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to have autopay cancelled, will make payment via mail.  Welcome call completed.  Payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720000	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  On 08/XX/2016 Borrower was called in reference to payment due. Spoke with authorized third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208719998	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower made a payment and scheduled two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208719999	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720003	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720007	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720010	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called about statements and payments on loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Per comments on 11/XX/16 the property was affected by a natural disaster and it was a hurricane.	6/XX/2019	6/XX/2019	30
208720009	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower was unaware the loan was delinquent as the spouse usually handles the bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A monitored insurance claim for hail damage sustained on 05/XX/2017 was filed per notes dated 07/XX/2017. The claim was closed on 01/XX/2018 as all recovery funds totaling $XX7 were released and the final inspection confirmed 100% completion of the repairs.	6/XX/2019	6/XX/2019	0
208720008	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in to move their payment to next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720011	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made a payment promise for 06/11 and stated reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720014	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 1/XX/2018, borrower's wife XX called regarding NOI letter. Advised in Ohio, if the loan is more than 45 days past due, a letter will go out for the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208720017	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to unlock their online account. The borrower stated the RFD was due to additional bills they had to take care of but would be back on track the following month. The borrower scheduled payments for 12/XX/2018 and 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720018	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Outbound, apologized for call as called earlier today.  Borrower was called earlier and had made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported roof damage on 09/XX/2017 due to XX.  The borrower noted the roof was torn off but would rather do the work then to file a claim.  The details of the damage and status of repairs were not provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.	6/XX/2019	6/XX/2019	0
208720019	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a payment. The borrower cited curtailment of income as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720021	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a payment and said she would cover the difference for the June payment on 7/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The commentary dated 05/XX/2019 reflects a discharged bankruptcy.  The case details are not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208720023	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called to advise when their payment was returned and stated that their bank account had some fraud activity. The borrower advised that they mailed a payment on the 13th and will mail another on the 24th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720026	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in payment for $XXor today RFD curtailment of income.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Inbound call,  borrower called to schedule payment for $XX by 03/XX/2019. Welcome call completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208720029	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called demographics verified.  Welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720028	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Th borrower called in a promise to pay in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720033	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to schedule payment and stated they did not know loan was past due; but it goes back to the home they rent out has no one living in it.  Associate went over borrowers' financial situation and processed borrowers' payment. Comment dated 07/XX/2018 borrower scheduled payments for 08/XX/2018 and 09/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720036	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower called to move scheduled payment date from 11/21 to 11/30.  Borrower was advised notice of intent expiration and future payment scheduled for 12/16.  Borrower changed mind and decided to keep current payment schedule date for 11/21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720035	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  01/XX/2019 outbound collection call advised borrower total amount due, borrower state she was a work and will call back
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720037	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Inbound call to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720042	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make a payment of 1955.45 effective 5/XX/2019.  Representative went over escrow shortage and payment increase with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  01/XX/2018 Commentary states Bankruptcy discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720044	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.	6/XX/2019	6/XX/2019	30
208720045	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  03/XX/2019 payment made for $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower stated had made the payment. The agent advised the payment had not posted to the system. Also discussed all the work out options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208720046	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was advised of total amount due. On 6/014/2019 the borrower promised to pay 606.05 by 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720050	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/19 Called borr regarding payment.  Borr explained RFD is she has been ill. and she is on disability. Borr scheduled a payment iao $XXor 07/XX/2019.

A Welcome Call was made to the borrower from the new servicer. The Repayment Plan was discussed and the borrower advised she on Disability and the payment will be late due ti the pay period. The borrower scheduled a payment for $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported roof damage on 05/XX/2018 due to a storm.  The borrower stated a claim was filed but the insurance company didn't want to pay for the damage.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720051	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment and was advised of approved trial mod plan. Borrower rejected trial mod offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720052	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On 11/XX/2017 Borrower called to make a payment and was advised of escrow shortage. Borrower stated reason for default curtailment of income. Borrower stated will upload documents for assistance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  03/XX/2017 Commentary states reason for default was payment dispute. Borrower stated thought payments that were set up in the past were being made when they were not. Borrower was advised of available payment options. The issue was resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720056	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower paid by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720060	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to say the late payments were due to his being unemployed, but he had found a new job and would be catching up soon.  He scheduled a payment for 5/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720059	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer made a payment of $XXnd was counseled on the know your options site.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 09/XX/2017 the borrower stated the property was damaged by XX and they had to pay $XX repair the damages. The borrower later stated on 12/XX/2017 they just found out about a leak in their roof due to the hurricane. There was no evidence of a claim being filed for any of the damages. There was no mention of an inspection confirming the status of the repairs.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX.	6/XX/2019	6/XX/2019	30
208720063	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called for bill pay information to setup n account. Borrower schedule bill pay payment in the amount of $XX for 4/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720064	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to discuss trial payments with the servicer.  They made a payment steps and went over final steps of the modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX on/around 10/XX/17.	6/XX/2019	6/XX/2019	30
208720065	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720067	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make sure payment received.  The servicer confirmed and advised of next payment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208720066	2	[2] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented [1] Notes clearly state litigation has been resolved; resolution date is in the past	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  3rd party called in to make a payment. He states he is the primary but notes indicate the primary is deceased.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is evidence of litigation on the file.  The comments on 05/XX/2019 referenced an HOA foreclosure stated. The comments on 05/XX/2019 stated the lien was from three years ago and is no longer an issue. There was no further mention of the HOA pursuing a foreclosure.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208720070	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called about the late fees on the account. The agent advised the fees were from the prior servicer. The borrower promised a payment pf $XXvia the mail bu 5/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower called in to confirm the most recent payment and was advised it was received on 12/XX/2016. Borrower was also advised the loan was two payment past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208720072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in for general account information. Also promised a payment of $XXvia the website by 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208720071	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720073	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720074	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 - talked to borrower - verified account demographics - promises to pay later today
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720075	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to request one duplicate payment be refunded. Agent conference in  the Bank to verify if funds will be going through and was not  able to verify that funds will post. Borrower will send in bank  statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720078	2	[2] Payoff has been requested within the last 60 days [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called and questioned the $XXfees.  Agent advised they were from the previous servicer and submitted a refund reimbursement request.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputes he is showing past due for April.  Agent asked for proof to be submitted of an $XXent.  The account was researched with the borrower's bank and the dispute was resolved. Draft was to be $XX instead drafted $XX9.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208720079	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  02/XX/2019 - talked to borrower - verified account demographics - updated insurance information to XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720082	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720084	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to see if reinstatement amount received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720085	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower  conference in borrower 2- tried to make payment online- got caught in verification loop- fixed. Will make payment online. Declined spay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720086	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to inquire about final mod docs, the borrower was advised the docs were sent out via Fed Ex on 1/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720087	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called to confirm payment and was afvised not payment set up in system.  Borrower did not have checking information available to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720090	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The customer advised borrower 1 pays mortgage and provided their attorney's number.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The customer filed a claim for water damages. The claim was considered non monitored and funds have been released and endorsed. As of 07/XX/16, the claim was closed.	6/XX/2019	6/XX/2019	30
208720092	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The third party called on 5/XX/19 to make a $XXpayment.  A curtailment of income caused the delinquent payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720094	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower received a collection call and stated reason for default as business failure.  The borrower stated they would make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720093	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called advised of total amount due. borrower stated will make payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720099	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Language preference was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720102	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720104	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720103	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720106	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to obtain verification of mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208720108	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made payment with agent over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720107	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called into make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720110	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment for $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720109	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make 2 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208720113	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower spoke to the servicer about the account status and total amount due.  They wanted to inquire about refinance and servicer advised that they could apply for a modification.  The borrower set up two payments.  The borrower was advised of XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720114	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720118	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called and promised to pay $XXorrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720116	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Authorized third party promised to make a payment by 05/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720119	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower logged onto website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720117	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720120	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019, outbound call. The borrower stated that was driving and was advised to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.  Bankruptcy discharged 6/XX/15
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720121	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to get payment information.  Scheduled a promise to pay $XXy 4/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720124	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Associate made contact with borrower to inquire if they received the final documents and borrower stated they have not received any documents. When associate asked borrower if they could put them on hold to review the loan borrower stated no and call dropped. Comment datd 08/XX/2017 borrower called to inquire as to why servicer has insurance on them when they have their own insurance. Associate informed borrower they paid their current carrier in March amd borrower stated they have not received a bill from their carrier recently and associate informed borrower to contact their carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720123	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to authorize her on the account as well as set up a payment in the amount $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720127	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower spoke to servicer and scheduled a payment of $XX for 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720129	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Spoke with authorized third party who advised they will be sending in funds to reinstatement loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720130	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower said her daughter paid the mortgage and she will let her know that they are withing grace period and payment is due.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208720137	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  6/XX/2019- Borrower spoke with agent discussed account status and made arrangements to pay $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720138	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  On 8/XX/2016, borrower called for a repayment plan. She wanted to be part of the repayment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720139	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to make a payment in the amount of $XX. Borrower requested a payoff quote good through 05/XX/2019 be mailed to the subject property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720141	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower spoke to the servicer about payment being returned for NSF.  The borrower will go online and make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720142	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  04/XX/2019- Borrower called in regards to Insurance claim check and discussed reinstatement- transfered to loss draft to discuss insurance claim.
03/XX/2019-The borrower inquired about cashing the check endorsed by servicer, the agent advised yes, and to take the Welcome letter to the bank when they go to deposit or cash it.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a dispute regarding balance amount and the borrower was provided with a payment history.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720143	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called made a promise to pay demographics were verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720146	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower spoke to the servicer and will be sending in reinstatement funds in today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was in a FEMA disaster area due to XX on 9/XX/18. There is no damage indicated.	6/XX/2019	6/XX/2019	30
208720151	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720149	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called on 03/XX/2019 to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments dating back to 08/XX/2016 referenced a payment dispute due to a missing payment. The issue was resolved as of 01/XX/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208720153	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to make a payment and disputed payment amount. The welcome call was completed at this time.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment amount and stated was making a payment. Borrower was advised the payment would not be considered a full payment and that she had 60 day grace period to pay the full amount.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XX (XX) declared on August XX, 2016. No property damage reported.	6/XX/2019	6/XX/2019	30
208720158	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720157	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 08/XX/2018, the borrower called to set up payments to the account,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 10/XX/2017. No damages were reported.	6/XX/2019	6/XX/2019	30
208720159	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower made a promise to wire reinstatement funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720160	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower was advised of total amount due and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720161	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720162	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720163	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The servicer contacted the borrower who stated they were not responsible for the loan.  The servicer advised them that they were still on the loan and of the collection process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720166	2	[2] Currently Delinquent Mortgage [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower stated payment had already been processed today via internet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A partially monitored insurance claim for hail damage sustained to the property on 06/XX/2018 was filed per notes dated 06/XX/2018.  An estimate for $XX5 was received on 07/XX/2018.  Recovery funds totaling $XX5 were received as of 09/XX/2018. All funds were released to the borrower as of 09/XX/2018. The notes stated an inspection showing 90% of repairs completed was needed to close the claim. The status of the repairs was not provided and there was no mention of an inspection being scheduled.  The damage repair amount is estimated at $XX5.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720167	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower promised to make a payment in the amount of $XX He states that he will have his wife call back to secure the payment. He was advised of the forced placed insurance and bringing the escrow current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720168	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019  Borr called to what the $XXs and $XXdvised it was unapplied funds and she only needed to pay $XXhis month.

Borrower called to make payment, updated banking information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/1999.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2004.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2006 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208720176	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in and said was affected by XX and still recovering will bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	60
208720178	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018, the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 06/XX/2018. No damages were reported.	6/XX/2019	6/XX/2019	30
208720177	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Attorney stated they filed notice with courts on 06/XX/16, filing a payment change due to escrow shortage but that hazard insurance is listed higher than what was paid out. Advised that the escrow analysis was ran on 06/XX/16 but the insurance changed after this therefore the projected balance was for the old insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
208720181	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to verify payment was received. The agent confirmed that in fact payment was received. She also asked for assistance with unlocking her account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720182	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called in to change date on speedpay due to having to pay daughters tuition
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720185	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact with the borrower was on 07/XX/2018 to discuss repayment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720183	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  the customer called and stated payments were misapplied during the forbearance payment period, funds were applied to fees and should be applied toward the repayment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720180	3	[3] MI Not Being Paid As Required [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720184	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720186	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Notes indicate the borrower called to schedule 2 SpeedPay payments for loan account in the amounts of $XXeffective 12/XX/2018 and $XXeffective 1/XX/2018. Agent advised the borrower of their payment confirmation number. The borrower also advised the payments to come out on the 25th not the 20th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720187	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in stated illness of borrower 2 (spouse), promise to pay scheduled for 05/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer called in 04/XX/17 requesting a refund for a $XXdraft fee. The account was suppose to be set up for payment on 03/XX/17, but was scheduled for 03/XX/17. The rep advised to send in written request and provided fax number.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720189	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower promise to pay $XXrafting on 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720190	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Caller called to verify if reinstatement funds had been received. Agent advised yes and to allow 24 to 48 hours for it to post and update to account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720192	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to make a payment. Agent advised approved for trial. Borrower could not make payment because had a debit card.
04/XX/2019 - borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720191	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called and stated her sister makes the payments and she would like to get the loan out of her name the servicer advised of assumption and submitted the request but stated it was not a guarantee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Commentary on 12/XX/2017 mentioned a bankruptcy but information not available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720195	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made promise to pay and set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was initiated on 04/XX/2018 for fire damages caused on 03/XX/2018. An inspection was received on 01/XX/2019 showing all repairs were completed. The comments on 02/XX/2019 stated all funds were released and the claim was closed.	6/XX/2019	6/XX/2019	60
208720194	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720197	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower promised to pay $XX by 7/XX/2019 via the IVR phone system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208720198	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with borrow and clarified previously discussed arrangements. and borrow could only confirm that will make payment before the end of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720203	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to scheduled a payment of $XXo noted the reason for default is a death in the family and the funds were diverted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720202	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720206	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720204	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment in the amount of $XX.  On 06/XX/2019 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720207	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower scheduled a payment for 03/XX/2019 in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720209	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/XX/2019, the co-borrower stated they do not want a modification evaluation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720211	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower stated that her RFD was due to excessive obligations and made the February payment and made a  promise to pay when he is back in town.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720213	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower contacted and completed the welcome call and borrower made a promise to pay $XXcheduled 3/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720219	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Discussed with borrower reason for delinquency was not aware was one month behind. Borrower receives funds on the second Wednesday of the month. Borrower will make a payment by 06/XX/2019 via IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720217	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  3rd party called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720212	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to setup three future payments. Agent took payment and emailed borrower confirmation numbers for transaction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	90
208720216	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in wanting to know the shortage amount.  The borrower made a promise to pay in the amount of $XXby 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720225	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to confirm the next due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720220	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  the customer called to confirm that the payment had been made,stated that his spouse sent the payment in .the customer was given the monthly payment and questioned why it was so high and was told about the servicing fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720222	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower was doing something can could not talk will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to XX. No storm damage reported.	6/XX/2019	6/XX/2019	30
208720223	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to review the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208720224	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/2019 Borrower called to request 2014 tax form. Borrower was provided the information needed over the phone. A request was also submitted for a copy of the form to be sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720226	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with borrower, borrower had other expenses which has caused her to fall behind. Borrower would like to make a payment and set up a repayment plan. Payment scheduled for 6/XX/19 iao $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720227	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720229	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to inquire about accessing the account online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	30
208720231	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to make a payment  in the amount of $XXor 3/XX/2019. The servicer conducted welcome call and answered the borrower question and concerns. The servicer advised of online registration, however the borrower does not have internet access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	30
208720232	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  1/XX/19The customer called in to confirm payment can be made over the phone and verified their insurance coverage.

On 5/XX/19 the borrower answered the phone, mentioned that daughter should be contacted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	60
208711955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The authorized signer went over the total due, stated thought the payments were on auto pay and process a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	3/XX/2019	0
208711953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The last contact was made on 11/XX/2017, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	0
208711950	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Per commentary dated for 05/XX/2019, borrower called in to set up repayment plan arrangement in the amount  of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	5/XX/2019	30
208711957	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Demographics verified .  Borrower had billing question.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2016.  The loan is in active bankruptcy. The borrower is required to make $XX in post petition payments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	6/XX/2019	6/XX/2019	Bankruptcy
209247764	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Last contact with the borrower they called in to inquire about the insurance premium. The borrower called to pay the Insurance premium and the policy was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247763	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250622	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment and had questions regarding their repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.	8/XX/2019	8/XX/2019	90
209247759	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Authorized 3rd Party called regarding general account status of loan. Processed one time 3 mos payments- now current after payment processes- advised late charges can be paid at end of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247762	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Associate made contact with borrower regarding the final modification. Borrower stated they are no longer interested  in amy type of approval that they will be making payment on the 20th and will continue to make their payments. Comment dated 08/XX/2016 executive inquiry was received with borrower stating servicer is committing illegal acts on their account and they did not authorize a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247767	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247765	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer advised the cap & ext modification was denied due to loan not eligible the delinquency is outside of the limits. On 04/XX/2018 the borrower regarding the modification status the servicer advised still in review with second level underwriter as soon as decision is received the servicer will reach out to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2015.  On 04/XX/2019 PCN filed for payment change effective date 06/XX/2019
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209247768	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make payment $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209247753	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in reference to the mobile notary appointment for the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to XX noted on 12/XX/2017. No damages reported.	8/XX/2019	8/XX/2019	30
209247751	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment of $XXor 8/XX/2019, hardship medical bills and reduce income, not interested in loss mitigation at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247747	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was advised of general status of the loan and made a payment and discussed the loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209247746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called and promised to make a payment in the amount of $XXat the Bank Branch on 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209247740	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Outbound collection call to borrower resulted in their promise to pay $XX via check by phone on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247744	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower stated that they will not be able to make payment due to family medical expenses as the reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247742	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209247755	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to make a payment in the amt of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247748	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is distant employment transfer.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247745	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247737	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower was contacted on 04/XX/2019 regarding the past due balance. The borrower promised to make their payment online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247738	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower states the reason for default was due to assisting mother after having illness. Borrower scheduled a payment in the amount of $XXat the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to inquire about current loan status. Borrower is not interested in home preservation at this time. Stated they will speak with spouse about when they will be making the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209247758	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247769	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209247772	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 11/XX/2017 due to XX.  Damage was noted on 02/XX/2018 to the flooring and sheetrock, and outside pipes burst due to a freeze.  The estimated cost for repair is $XX the borrower has to pay out of pocket due to not having flood insurance.  The borrower stated repairs are 50% complete. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 08/XX/2017.	8/XX/2019	9/XX/2019	60
209247774	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Customer called with questions about late fees accessed and the escrow shortage.  The call was disconnected prior to transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209247776	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Customer called regarding payment made today in the amt of $XX  Customer advised documents are on the way and should get them by next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247775	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower contacted the servicer on 08/XX/2019 to schedule a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209247777	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower was contacted to collect on a past-due loan and promised to pay $XX  by phone on 08/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XX as noted on 08/XX/2017. There is no evidence of damage to the property.	8/XX/2019	9/XX/2019	30
209247779	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in with questions about payments and wanted to apply the funds in suspense to late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247783	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2016.  The loan is in active Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209247789	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 05/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	90
209247786	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment of $XXfor 8/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247785	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in and made a promise to pay to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209247792	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in a promise to pay $XXn 8/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247797	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018, the borrower called to resolve account status. The borrower promised to send funds reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 07/XX/2018, the borrower called to verify status of modification. The borrower discussed modification terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209247795	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower will make the payment online on 09/XX/2019 in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	0
209247793	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 Borrower was called in reference to payment due. Borrower made a promise to pay online on 03/XX/2019. Reason for default curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209247798	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment and was offered assistance options.  They were out of work due to injury but are working again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to a hurricane noted on 6/XX/17. No damages were reported.	8/XX/2019	9/XX/2019	30
209247800	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower ptp $XXn 8-XX-19 at bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209247802	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247803	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in for updates on payments, advised will be making the August payment by 09/XX/2019 and the September and October payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247805	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209247806	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower promised make a payment in the amount of $XXat the bank branch on 04/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247808	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make a payment promise on the account and was not interested in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247809	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower turned down assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported property damage on 11/XX/2017 due to XX.  The borrower noted is working with the insurance company and is still completing repairs.The borrower noted on 12/XX/2017 had issues with the insurance adjuster but is still working on repairs.  The borrower noted on 07/XX/2018 the repairs were done and the cost was estimated between $XX $XXhe inspection request was cancelled by the inspection company on 07/XX/2018.  There is no evidence of claim funds being received or if the inspection was rescheduled and completed.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.	8/XX/2019	5/XX/2019	0
209247810	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a one time draft payment effective 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247811	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in regarding payments and balance. Agent advised that balance is not new.  It was balance when Bankruptcy was filed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209247817	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Comments show contact with borrower regarding loan status and payments, promise to pay taken. Borrower advised having trouble making payments due to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247813	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The Borrower's last contact  was an inbound call on 08/XX/2019. The Borrower scheduled one time draft in the amount of $XX for 09/XX/2019 in order to attempt to keep the current repayment agreement plan.

Borrower called authorized third party to make a payment for $XX. Borrower cannot commit but is gathering financial information for further review. Borrower stated is not interested in home preservation options. Borrower was offered options to help with hardship.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer advanced the payment of a code violation in the amount of $XX for  Case Number XX in the County of XX.Liens were assessed on the property.  Borrower stated all fines had been paid.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The Borrower's last contact  was an inbound call on 08/XX/2019. The Borrower stated the Reason For Default was Illness and not being able to work. The representative marked the Reason For Default as Excessive Obligations.
							Building Code violation fines is linked to the Dispute.	8/XX/2019	8/XX/2019	90
209247819	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  07/XX/2019 borrower scheduled a payment for 07/XX/2019 $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247820	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to schedule payment. Comment dated 07/XX/2018 borrower called accepting the modification offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247821	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Authorized 3rd party called and promised to make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247823	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209247825	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The last contact with the borrower was on 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247828	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The Borrower's last contact was outbound on 08/XX/2019 . The Borrower committed to  a Promise to Pay "PTP"  in the amount of $XX via online payment for  09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Per the last conversation with the Borrower on 08/XX/2019,he Reason For Default was the Curtailment of income, was between jobs for 2 months. However, on 08/XX/2019, there is an updated note changing the Curtailment of Income for Excessive Obligations.	8/XX/2019	8/XX/2019	30
209247831	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to authorize spouse to discuss account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209247832	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019, the borrower called to schedule a payment over the phone. The borrower declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247833	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in regarding first trial mod payment to see why funds has not being taken from borrowers bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	2/XX/2019	30
209247834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Spoke with borrower and set up a payment for 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209247838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a payment and stated that his RFD was due to a payment dispute. Loss mitigation assistance was offered however the borrower was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209247837	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower promised to make a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209247839	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower discussed a payment they thought they had set up for 8/XX/19.  The payment did not go through so they set one up for the 23rd.  They are not interested in assistance optons.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209247840	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment in the amount of $XXon 08/XX/2019.  Borrower not interested in loss mitigation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209247843	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to make a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  Active bk.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209247844	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called and stated had recently completed modification and had questions about the escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.  Chapter 7, filed 03/XX/2014,  case XX discharged 06/XX/2014.  Agreed order entered  07/XX/2017
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209247846	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018 Authorized third party called to inquire Reinstatement quote. The quote along with wiring instructions were provided to Third party.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247847	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247848	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to mail payment on 08/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247852	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with borrower, unexpected expenses- PTP AMOUNT: $XXPAYMENT 1 DATE: 05/XX/2019 PAYMENT 1 METHOD: WILL PAY ONLINE //XX//PAYMENT 2 AMOUNT: $XXPAYMENT 2 DUE DATE: 05/XX/2019 PAYMENT 2
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209247857	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in and made a payment and also accepted a payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247851	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Third party called to confirm account number for reinstatement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247853	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to schedule a payment for 09/XX/2019 in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209247855	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Third party called to make payment to the loan. .  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209247856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called for update advised specialist is working on straightening the modification from prior servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209247860	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247862	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower was contacted regarding payment status.  Borrower stated father passed away.  Promised to pay $XXby 5/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209247859	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in a promise to pay $XX on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209247864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  4/XX/2019-  Borrower spoke with agent  discussed account status default noted as decreased income due to illness. Borrower made arrangements to pay $XX online on 4/XX/2019.  Agent advised the borrower two payments past due and repayment options borrower refused.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209247867	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Collection comments indicate borrower called with questions about payments.  Agent advised of escrow shortage and payment amounts if shortage was paid in full.  Borrower was transferred to the property loss department with questions amount the insurance claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	4/XX/2019	30
209247868	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower promised to pay $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209247871	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer called the borrower to collect on past due account, the borrower made the online payment on 08/XX/2019 in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247869	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower promised to pay $XXat Bank Branch on 5/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XX as noted on 08/XX/2017. There is no evidence of damage to the property.	8/XX/2019	7/XX/2019	30
209247872	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment.  The servicer offered assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 10/XX/2017.  Claim funds in the amount of $XXwere received on 03/XX/2018 and released on 03/XX/2018.   A drive by inspection was completed on 07/XX/2018 due to the borrower not complying with the terms of the claim agreement.  The claim was sent for exception to close.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209247870	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2019.  proof of claim required to be updated as of 06/XX/2019 to include additional collections..
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209247873	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247876	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower spoke to the servicer about general loan status and to change  payment amount for June 2, 2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209247879	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called regarding loan status and was advised account was in foreclosure (no sale date).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247880	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  8/XX/2019-Notes indicate the borrower called regarding a duplicate payment. The agent verified with the tax assessor of receiving oly the lenders payments on the account. The agent advised the borrower to provide the check number and information to the tax assessor directly to have them research the payment to see if it was misapplied to another account..
Borrower spoke with agent discussed account and consent order, agent explained full April payment must be made before it's applied to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209247878	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  07/XX/2019 borrower scheduled a payment for 07/XX/2019 of $XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the mortgage showing under the bankruptcy and payments not being reported to the credit bureaus. The borrower was advised there is no reaffirmation agreement on file and therefore they cannot report the loan to the credit bureaus.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower advised on 09/XX/2017 they had home repairs; the details of the damages were not provided. There was no evidence a claim was filed or the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209247881	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2016.  06/XX/2019 Commentary states Bankruptcy active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209247882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called for general status update. Agent confirmed the loan is no longer in foreclosure and it was reinstated as of today. Borrower will be able to continue with the monthly payments. Borrower declined forbearance workout due to the loan being reinstated. Excessive obligations noted as the reason for default on 3/XX/2019 and 3/XX/2019 (code 007).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209247884	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  borrower called made payment $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	4/XX/2019	30
209247885	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment of $XXfor 7/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247887	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a check by phone payment in the amount of $XXon 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247892	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  On 4/XX/17 the borrower called in to make a payment by check on 4/XX/17 in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	Bankruptcy
209247895	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Outbound call to Borrower, promised to make a payment at branch on 08/XX/2019. Offered borrower assistance and stressed consequences borrower could not commit to a second payment no resolution met.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247898	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 05/XX/2019 the borrower called to pay 4076.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209247905	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower made a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247902	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in and made a one time payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	60
209247904	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 06/XX/2018 the account noted, property loss inspection on 06/XX/2018 resulted in 100% completion. On 09/XX/2018 the final claim check was released to the borrower in the amount of $XX	8/XX/2019	6/XX/2019	30
209247907	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to advise that an actual judgment was not against him. Agent advised that he would need to fill out or upload document showing that the lien had been cleared. Borrower stated that he would make next payment at branch on 9-XX-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209247908	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209247906	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in and made a payment and rejected any home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in regards to making a payment but was not due until March and will call back in March. Borrower not interested in loss mitigation options as unable to provide the necessary information to make a decision.  Property is owner occupied and borrower intends to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209247912	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and made a promise to pay and stated that escrow payment changes have contributed to the delinquency and made it difficult to keep the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247915	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  8/XX/2019-Notes indicate the borrower scheduled a Promise to Pay payment for $XXeffective 8/XX/2019.
5/XX/2019-Borrower called to make payment $XX on 05/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247920	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 08/XX/2018 the borrower called to make a payment online for 200.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209247918	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in payment for $XX for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209247919	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to ask about mortgage assistance options, went over options, borrower stated would call back when they decide what they want to do
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209247921	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Executor called in to make payment  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247922	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On 05/XX/2017 the borrower was called regarding the final modification documents
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Modification.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Denial dispute in the amount of 560.00 . Approved to pay .Due to close and bill.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247924	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  An outbound call was placed to the borrower. The servicer offered the borrower streamline. The borrower stated will make a payment Friday and try to make two more payments next month. The borrower provided the reason for default as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247927	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower contacted the servicer on 07/XX/2019 to schedule a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247926	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 12/XX/2017-The loan was released from the foreclosure referral hold for XX. No damages were reported.	8/XX/2019	8/XX/2019	Bankruptcy
209247930	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to verify payment details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247931	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower was contacted to collect on a past-due loan and promised to pay $XX online on 08/XX/2019. The reason for default was due to curtailment of income.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer noted a credit dispute was received and proper information was verified as correct.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA Disaster declared on 12/XX/2017 due to a hurricane; no damages reported.	8/XX/2019	8/XX/2019	30
209247933	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in about the payments that were made. Borrower was given the confirmation numbers to the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA disaster for XX and Harvey. No damage to the property noted.	8/XX/2019	8/XX/2019	60
209247928	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment and discussed options, however, borrower was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 09/XX/2017 the account noted, the property is located in a FEMA disaster area for XX, no property damage was reported.	8/XX/2019	9/XX/2019	60
209247932	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in returning call and was advised loan modification complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247935	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer called in a promise to pay and was counselled on options for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XX (08/2017). No damage reported.	8/XX/2019	7/XX/2019	0
209247938	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to schedule a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247939	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  7/XX/2019-Notes indicate the borrower scheduled a One Time Draft payment for $XXeffective 7/XX/2019. The agent advised of the payment confirmation number.
7/XX/2019-Borrower spoke with agent discussed account status default noted as illness / medical expenses for daughter.  The borrower agreed to make payment of $XXcheck by phone with agent.  The borrower verified demographics owner occupied confirmed, not interested in repayment plans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX. No damages reported.	8/XX/2019	8/XX/2019	30
209247940	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called and made a promise to pay $XX on 9/XX/2019 via phone. Went over reason for default which was excessive obligations and than went over special assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX.	8/XX/2019	8/XX/2019	30
209247942	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a promise to pay and explained the reason for default as a lack of XX work due to weather.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247943	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 03/XX/2019 referenced the borrower disputed information on their credit report citing fraudulent active. The issue was reviewed and it was determined the accounts were reporting accurately.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247941	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer was contacted for collection of payment. The customer made a payment arrangement of $XX. The customer explained the reason for delinquency was due to curtailment of income but did not want to apply for assistance or financial health program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209247945	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called discussing what is needed to reinstate the account. Borrower will do a wire transfer advised will be able to see funds received and will take about 3 to 5 business days for funds to be applied and foreclosure removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247947	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in and stated will be going to the branch to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA Declared disaster for XX. Disaster protection expired 12/XX/17.	8/XX/2019	6/XX/2019	60
209247948	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Called borrower to discuss past due on loan, borrower promised to pay on 07/XX/2019 on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247949	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower spouse spoke with agent made down payment of $XXfor trial repayment plan verified owner occupied.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is 02/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247952	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make a payment.  Promised to pay $XXat bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247951	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called and authorized a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247954	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  BOrr called with payment concerns. Agent advised the account was due for 3 months, March, April and May.  orr states she will make 2 payments at the end of May.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	60
209247955	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower stated he would make weekly payments, and when he receives his tax return he would bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 11/XX/2015.  On 02/XX/2019 the account noted active bankruptcy status. On 07/XX/2017 the MFR noted on pause to contact senior mfr leader prior to taking any action.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209247956	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	0
209247957	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower called in and stated will pay $XXy phone on 12/XX/2016.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.	8/XX/2019	6/XX/2019	30
209247960	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 07/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209247961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018 - Borrower called regarding reinstatement quote - discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	0
209247958	2	[2] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Authorized 3rd party called to verify reinstatement funds received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209247959	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment and expressed a curtailment in income. The customer believed Their monthly payment was lower for July and August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247962	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018 Borrower was called in reference to status of the loan. Borrower was advised final Modification documents were received. Borrower did not send original documents in. The documents were resent for the Borrower to sign, have notarized and sent back in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247969	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower contacted the servicer on 05/XX/2019 to schedule a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247968	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called and made a promise to pay $XXorrower stated reason for late pay was she receives two checks and the second one is bigger she refused options stating she does not need any assistance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Appears dispute resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to schuedule two payments in the account and was not interested in mortgage assistance. The reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209247975	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Spoke with borrower regarding final modification documents.  Went over next payment date with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247972	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 02/XX/2018 Borrower call to inquire reinstatement quote. A work order was open for the request.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Debt dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  01/XX/2018 Commentary states Debt dispute. 02/XX/2018 Commentary states dispute was reviewed and resolved.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247973	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247976	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to notify servicer that is changing Insurance carrier discussed declaration page. Obtained company name and phone number. Gave agent fax number to send declaration page to insurance processing center.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247974	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower was contacted regarding the payments due, promised to pay by phone on 07/XX/2019. Updated reason for late payments was out of work for 2 months and has a new job.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209247977	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247979	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower states the reason for default was due to both of them retiring. and on a fixed income. Borrower not interested in loss mitigation. Borrower promised to pay $XXn 08/XX/2019 and 09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209247981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called for modification status and scheduled first modified payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209247982	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  7/XX/2019-Notes indicate the borrower scheduled a Promise to Pay payment for $XXto be paid at a local banking branch on 7/XX/2019. The 401K check didn't come through yet.
7/XX/2019-Call and spoke with the borrower to collect the past due amount. The borrower promise to make a payment in the amount of $XXt the branch on 7/XX/19. The borrower also accepted a payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247983	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209247985	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower inquiry in regards to a general status of the loan. Borrower advised that 2 payments cane be made or the full balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209247984	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Received call from borrower inquiry on statements and requesting a mailing change. Advised of process and gave fax number to send a written request to.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209247989	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower contact discussed final modification documents. Borrower advised the documents have been notarized, advised once documents are received the modification will be finalized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209247988	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The last contact was made on 8/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209247991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a promise to pay by the 16th. Borrower advised is currently on workman's compensation benefits and not currently working. Borrower also inquired on the general status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209247992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Collection comments indicate borrower called and advised they received the final modification documents. Borrower stated they called the Notary several times and were waiting for a call back to schedule the signing. The agent advised they would set up a different Notary and follow up on Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209247994	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and set up a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209247999	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/2019 Borrower called in reference to payment made. Borrower was advised there was not a payment received. Borrower was advised of decision on account. Borrower stated will consult with attorney before making a decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248003	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower spoke to the servicer about the account status.  The servicer advised that modification is complete and first payment is due.  The borrower make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248004	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209248005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower contacted to make a payment borrower cannot commit to a payment went over reason for default is excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209248007	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 4/XX/2019  an unauthorized third party called about a payment for $XXmade last October. Servicer would not provide information and directed caller to submit an authorization form. The caller was going to visit a branch to get a POA form and advised the Borrower had dementia.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248009	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower spoke with agent discussed account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248011	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower scheduled a payment of $XX for 04/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248012	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248014	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248022	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The servicer discussed payment information, escrow, and the status of the foreclosure with the borrower. The servicer also discussed the results of the loss mitigation review. The borrower to consult their attorney before making a decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248019	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower inquiry wanting to know if self contract is possible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  A motion for relief was filed 11/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248020	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower returned a collection call with a promise to pay $XXn 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 09/XX/2017 the account noted the property is located in a FEMA disaster area of XX, no property damage was reported.	8/XX/2019	9/XX/2019	30
209248021	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower informed the servicer on 03/XX/2019 that a payment in the amount of $XX will be made at the local bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248023	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized third party called in and made promise to pay.  Borrower is not interested in home preservation options. Third party advised they are back to work and able to keep the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248024	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248025	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX noted on file on 05/XX/2018, 100% final inspection from damage noted on 02/XX/2018	8/XX/2019	9/XX/2019	30
209248027	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called to report a new claim for wind damage. The borrower was given directions and a documents package was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area.	8/XX/2019	7/XX/2019	30
209248030	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Comments show contact from borrower regarding loan status and payments, payment processed. Borrower complained about online system taking too long to process payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248029	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The servicer called the borrower to discuss account.  The borrower said their child handles the payments so they will reach out to them to see what is going on.  The servicer provided them with number for counseling options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX on 9/XX/17. There were damages and a claim filed. Repairs were noted as 100% complete on 12/XX/17.	8/XX/2019	9/XX/2019	30
209248033	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay for 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248031	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248028	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248032	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called regarding a letter they'd received. The borrower stated they are not interested in loss mit, The borrower could not commit to make a payment at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248036	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Comments show contact with borrower regarding loan status and payments, promise to pay scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248037	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in regarding final modification documents and set up notary. The agent set notary up for 01/XX/2019 and advised borrower to call back if having any issues and stated has until 01/XX/2019 to get the documents back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248038	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called with a promise to pay $XX by checking account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the escrow account shortage stating the has already been paid.  The borrower specified how to apply the funds on the check and the funds were placed in suspense in error.  A resolution was noted on 06/XX/2018.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248040	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in and requested a cease and desist.  Work-out options were reviewed.  No plans were set-up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248041	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to get old insurance name and agent provided with policy number and phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248042	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer spoke to the borrower and said everything looks good on account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248043	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called on 8/XX/19 to collect on a past-due loan.  The borrower promised to pay $XX  The late payment was caused by excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248045	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a promised to pay $XXith check by phone on 5/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 9/XX/17 due to XX. No damages were reported.	8/XX/2019	7/XX/2019	30
209248050	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower is working with the servicer (office of the president)  regarding the wire payment that was sent on 08/XX/2019 in the amount of $XXthe servicer provided a fax and email for the borrower to send a copy of the wire confirmation page.
..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248048	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was called and a payment was requested.  The borrower recently had to take time off of work to care for their ill spouse.  They have applied for Social Security benefits but they have not heard anything yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Disaster declared area on 09/XX/2017 due to hurricane.	8/XX/2019	8/XX/2018	60
209248049	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 1/XX/2018, the customer called and made a payment for the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  A motion for relief was filed 08/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209248051	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower discussed their modification completion.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248053	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized third party called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a promise to pay on-line in the amount of $XXon 04/XX/2019.  The borrower has been making payments for car repairs which is the reason the borrower is late making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209248058	2	[2] Currently Delinquent Mortgage [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Outbound call to borrower.  Borrower made a payment over the phone with the agent.  Excessive obligations are the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The comments on 10/XX/2018 indicated a non-monitored claim was filed for damages caused by XX on 09/XX/2018. A check for $XX6 was received on 10/XX/2018. The funds were endorsed and released to the borrower. The notes on 11/XX/2018 stated the damages were to the roof as well as water leaking in the ceiling. The notes at that time also listed 50% of the repairs were completed. The borrower stated on 12/XX/2018 the repairs were completed; however, no inspection was notated to confirm the status of repairs.  The damage repair amount is estimated at $XX6.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2018 indicated the property was located in a FEMA Disaster Area due to XX (XX).	8/XX/2019	9/XX/2019	30
209248056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower was given home preservation number and said will call them later. Borrower advised that work was slow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; damages repaired and final inspection received 11/XX/2017.	8/XX/2019	7/XX/2019	0
209248057	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called and stated the reason for default was due to excessive obligations and scheduled two payments the first on 08/XX/2019 in the amount of $XXand the second on 08/XX/2019 in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248061	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  the borrower called to verify the servicer received their fax.  The representative confirmed it was received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the attorney fees and costs included in the reinstatement quote. A new quote was requested at that time. The borrower later reinstated the account.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	0
209248064	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in and made a payment by phone in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248065	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in a promise to pay $XX on 08/XX/2019.  Not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248062	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to pay by check over phone and declined home preservation assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in for a general status update. Borrower stated will make payment online for $XX effective 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 12/XX/2015, FEMA Declared Disaster, due to XX.	8/XX/2019	8/XX/2019	0
209248069	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower authorized a payment in the amount of $XX effective 09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248071	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower promised to pay $XXnline on 09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248072	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a one time draft payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to hurriciane Harvey as cited on 01/XX/2018.	8/XX/2019	8/XX/2019	60
209248078	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The servicer advised the borrower the appeal process was done and was denied and if any changes in income to reapply.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 11/XX/2018 Property is located in a FEMA disaster area due to hurricane. No damage noted.	8/XX/2019	8/XX/2019	60
209248076	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to verify the status of account.  They confirmed their payment of  $XX had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248075	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The last contact was made on 8/XX/2019, in which the borrower attempted to schedule a payment, however; was unable to schedule with a credit card.  The borrower's spouse is ill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248077	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a one time payment in the amount of $XXffective 08/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248080	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called regarding a letter she received stating a motion for relief was filed on 10/XX/2018 the servicer confirmed the information and advised and the hearing for the motion is scheduled for 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  A motion for relief was filed 10/XX/2018.  MFR was filed and denied.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209248081	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248079	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer called and made a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209248083	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower referenced excessive obligations due to college tuition.  Servicer reviewed borrower for assistance and a repayment plan was granted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower promised to pay and discussed hardship
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209248085	3	[3] MI Not Being Paid As Required [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248082	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Comment dated 07/XX/2019 borrower called with questions regarding the modification and they would be making payment on 08/XX/2019 and on 07/XX/2019 borrower accepted the approved trial plan. The borrower hopes to make a payment next week for June by phone on 07/XX/2019. The hardship was cited as excessive obligations; but the customer is not interested in home preservation options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the delinquency.  The customer had just got out of a bankruptcy and was told the loan would not be due till 03/XX/2018.  The agent confirmed that the loan is due for 02/XX/2018.  The dispute appears resolved as the customer expressed interest in a repayment plan on 03/XX/2018.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248086	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was upset stating they made a payment and should not be delinquent. Modification may have incorrect terms,  research required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248087	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment of $XXfor 8/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	90
209248093	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with borr regarding mod docs.  Borr advised the docs were sent back on Tuesday.  Agent told borr once docs were received it could take 1 to 3 weeks for the modification to be finalized.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages, note on 05/XX/2018.	8/XX/2019	7/XX/2019	30
209248092	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 the Servicer called the Borrower for a payment and Borrower accepted a promise to pay $XXon 11/XX/2018 by mail. Borrower cited default due to medical bills from a car accident and excessive obligations but was now back at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248095	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called to advised he decided to keep his policy with Liberty Mutual and cancel the policy with XX. On 07/XX/2016 the borrower requested to be removed from loss mitigation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	90
209248096	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer's authorized contact, customer's husband called and spoke to the the servicer who called to collect on past due loan. The customer made a payment arrangement in the amount of $XX via online on 07/XX/2019. Authorized contact stated she has been traveling and had excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; damages repaired and final draw check mailed 05/XX/2018. Claim is closed.	8/XX/2019	8/XX/2019	30
209248098	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called for general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248097	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment of 2147.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248101	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 05/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized 3rd party called for update and was advised modification in review with underwriting and should have a decision soon.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit reporting of late payments. This was resolved on 5/XX/2019 with corrections made.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248102	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The customer advised that they weren't living on the property, their spouse does and won't be accepting the modification. the agent advised that they were waiting on the appeal period to expire so the customer can be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209248103	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Agent provided the name for the assigned specialist and continued to assist borrower with payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248104	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower promised to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248106	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower advised that the hardship is due the winter season being slow at work.    The customer provided the financials; but declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248108	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The servicer spoke with the authorized bankruptcy Attorney regarding the approval of the streamline modification, the Attorney stated they were not aware of any modification and the borrower does not want a modification at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2015.  Comment dated 06/XX/2019 the account is in active bankruptcy status. On 07/XX/2017 the account noted, MFR is on pause, contact senior MFR leader prior to taking action.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 10/XX/2018 the account noted, the loan is located in a FEMA disaster area of XX, no property damage was reported.	8/XX/2019	8/XX/2019	Bankruptcy
209248109	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248112	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with borrower who stated was driving and not able to stay on the phone.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248113	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The associate spoke to the customer sister and said her sister was making the payment tomorrow but did not give amount.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a FEMA disaster area due to XX. No evidence of damage.	8/XX/2019	8/XX/2019	30
209248114	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower stated will pay at the branch office. Also noted the borrower not interested in loss mitigation efforts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower stated they mailed to final modification documents Tuesday and was advised it may take 2-3 weeks to process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2018. A claim was filed for hurricane damage that occurred on 09/XX/2018. Claim funds in the amount of $XX were endorse and released to the borrower at the branch on 03/XX/2019 due to claim being classified as non-monitored per guidelines.	8/XX/2019	8/XX/2019	0
209248111	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248116	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower wanted to confirm the amount due as she is on auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 09/XX/2017 the account noted the property is located in a FEMA disaster area for XX, no property damage was reported. The account was placed on a foreclosure hold from 09/XX/2017 through 12/XX/2017.	8/XX/2019	8/XX/2019	30
209248123	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to ask for assistance. Call was disconnected.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is First delinquency date.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  09/XX/2018 Borrower disputes the first day of delinquency.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248122	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in response to a letter received.  He gave reason for default as reduced work hours and states cannot offer a down payment or plan start date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 07/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248121	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 the borrower called regarding assistance options after going over what a flex modification was and borrower advised she did not want to proceed with the review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248126	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer inquired about refinancing options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248131	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  8/XX/2019-Notes indicate the borrower called and wanted to have the account noted of making the July payment the following Monday. The agent offered to transfer the call to the Loss Mitigation department but borrower needed get gas.
6/XX/2019-The borrower contacted the servicer on 06/XX/2019 to schedule a payment in the amount of $XX and was provided with the confirmation number. The borrower stated default is due to curtailment of income and advised not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248132	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer called the  borrower to inform they have updated their account and the modification process has been completed and advised of the new payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209248136	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Comment dated 085/XX/2019 assoiate made contact with borrower regarding the general status of the loan and to follow up on payments. The borrower called to check on the status of her repayment plan.  The agent advised that the payment was returned and told her to holdoff on submitting another as the system will automatically re-process the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209248137	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower spoke to the servicer and stated the reason for default was a curtailment of income and promised to make a payment at the bank branch on 08/XX/2019 in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248139	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248142	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made a payment in the amount of $XX for the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248143	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower discussed the balance listed on the 1098 being lower than the account status.  The agent replied that it was due to the difference from the modification being added to the balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248141	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Third party called in to go over the account information and deceased borrower/probate process.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209248145	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Comment dated 08/XX/2019 cites borrower stating they did not know how they got behind, but when they came back from vacation they had letters of acceleration letters and scheduled 2 PITI payments for 08/XX/2019 and stated they would do another payment in 2 weeks. Borrower stated they attempted a repayment plan however they did not qualify and it was not a feasible plan. The borrower called to make a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248144	3	[3] Delinquent HOA Fees [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower promised to pay $XXby phone on 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area (XX) noted on 11/XX/2018. No damages were reported.	8/XX/2019	9/XX/2019	30
209248147	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower advised is not working at this time and will make a payment in the branch on 02/XX/2019. Servicer offered assistance and borrower advised is not interested at thas time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248148	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called and stated will pay at branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248146	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment of $XXfor 7/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248150	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Spoke with borrower who could not offer down payment or plan start date.  Attempted to review workout options but stopped as borrower was unable to cooperate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209248152	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019 Borrower called for status of the loan. Borrower states late fees stopped for a or two. Borrower was advised don' review for assistance options that stop late fees for a couple of months. Rep apologized for the confusion.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 03/XX/2018 Commentary states FEMA declaration date 09/XX/2017. There is no other information on the declared disaster.	8/XX/2019	9/XX/2019	30
209248151	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to schedule the last payment on the repayment plan.  A payment for $XXas scheduled effective for today.  Owner occupancy was confirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248154	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower who stated received the reimbursement check for the late fees but never got a resolution letter.  Advised a new case is open and a new case owner.  Verified mailing address and no further questions.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is 08/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: FEMA Declared Disaster area for XX. 12/XX/17 no longer under FEMA protection.	8/XX/2019	8/XX/2019	30
209248153	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Last contact with the borrower discussed the modification and they stated got letter regarding modification delay. Discussed modification and were in the process of discussing per the letter a thousand check had been sent out. Borrower was advised it was sent out and the call terminated on the customers end.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248158	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower made a payment of $XX and declined modification options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248156	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209248155	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The last contact was made on 8/XX/2019, in which a third party was given general account information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248157	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with borrower, borrower stated that husband passed away also borrower will make a payment iao $XX Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248161	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower scheduled 2 payment's on 09/XX/2019 in the amount of $XX(payment accepted with fees) and on 09/XX/2019 in the amount of $XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received and has been resolved.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248166	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was contacted to collect on the past due loan amount. The borrower was offered loan assistance but the borrower declined as she could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248163	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for wind damages caused on 03/XX/2017. The comments on 07/XX/2018 stated the claim was closed due to an inspection was on file showing all repairs were completed and all funds were released.	8/XX/2019	7/XX/2019	30
209248165	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called for the general loan status and promised to call back the following day to make a payment. The borrower was educated on workout options but was not interested because of impact on credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248164	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower was contacted on 04/XX/2019 regarding the past due balance. The borrower advised they have been having financial issues ever since their spouse passed away. The borrower declined loss mitigation assistance stating a payment would be made that week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 04/XX/2017. No damages were reported.	8/XX/2019	7/XX/2019	30
209248170	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248172	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary states borrower called in to schedule a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248171	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower authorized a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248173	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan was last reported to the mortgage insurance company on 08/XX/2019.	8/XX/2019	8/XX/2019	Bankruptcy
209248174	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower contacted to discuss past due amount, borrower gave promise to pay on line by 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248176	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called in to delete a payment that was scheduled as they did not want the payment to go through double.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The loan is in active Bankruptcy status.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209248181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 4/XX/2019 Borrower called in to find out payment options to reinstate the loan. Borrower was self-employed and said it was the slowest time of the year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	0
209248179	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Spoke with borrower, borrower promise to pay $XXh check by phone on 1/XX/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248182	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: FEMA Declared disaster for XX. 8/XX/17 disaster protection hold.	8/XX/2019	7/XX/2019	30
209248178	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 04/XX/2018 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248186	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248184	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 06/XX/2018 Authorized third party was called in reference to payment due. Third party stated had family emergency and had to go.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248192	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower spoke with agent discussed account status and updated financials with the agent.  Borrower stated unable to make the down payment but agreed to pay $XX  Agent and borrower set up future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248191	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The deceased borrower's son called and wanted to know the status of the loan to reinstate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248190	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Agent called borrower about modification documents.  Borrower received documents.  Agent advised of new payment amount and payment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was affected by XX as noted on 08/XX/2017. Damage was noted with a date of loss of 08/XX/2017. Inspection was noted on 05/XX/2018 and claim was closed on 09/XX/2018.	8/XX/2019	9/XX/2019	30
209248193	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Outbound call to borrower.  Borrower advised took lower paying job has excessive obligations.  Borrower occupies property.  Borrower not interested in lm options and will call back before end of month to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248189	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with borrower regarding the review decision.  Borrower accepted the terms of the trial plan.  Borrower would like to attempt to bring account current and if unable then will continue with the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248194	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Collection comments indicate authorized 3rd party called to set up promise to payof 1264.01 at the branch.  Caller advised of excessive obligation as the reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248199	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to discuss their account status and questions about their payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209248196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The authorized 3rd party called to request reinstatement/payoff amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209248201	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The last contact was made on 9/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248203	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower promised a payment. Not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248204	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248205	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to verify payments on the account.  The servicer provided the total amount due without the fees.  The borrower is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248207	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made a payment promise for 03/XX/19 and stated the reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248206	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was contacted about the past due amount and stated they were just using the grace period and trying to catch up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248208	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The servicer contacted the borrower regarding the final modification documents. The borrower signed yesterday. Servicer advised the borrower of the next steps and advised will call back when the modification is completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248217	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to modify a scheduled payment.  They servicer advised them that they need to contact bank about stop payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248214	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment by phone in the amount of $XXwith agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209248218	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  A call was made to collect the past due amount. The borrower is working several jobs and may add a tenant/roommate. Will consider a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248216	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The co-borrower stated they had hardships due to they are going through a divorce.  They made a payment of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248220	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called with question about escrowed insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209248221	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower was contacted about the past due amount. Co-borrower is deceased. Could not commit to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of secondary borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248222	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was contacted regarding payment and scheduled a payment while on the phone.  The borrower noted excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248215	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower referenced excessive obligations and could not commit to making a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248226	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in upset that notary was not prepared by no having the final modification documents printed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248224	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower was contacted on 02/XX/2019 regarding the past due balance. The borrower advised they already made the payment at the bank to bring the account current. The borrower stated they were XXand fell behind due to a curtailment of income. However, the borrower advised they did not need to pursue assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 05/XX/2018. No damages were reported.	8/XX/2019	9/XX/2019	60
209248225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called on 1/XX/19 to discuss the prior modification.  The representative was not able to discuss the prior modification without the previous documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209248230	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The co-borrower called to request assistance options and wanted the email address and phone numbers for home preservation.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received and the servicer responded.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248228	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower promised to make a payment by 08/XX/2018 and cited curtailment of income as the reason for default. The borrower is not interested in loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248229	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to make payment at the branch on 08/31. Borrower stated she did not need assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248232	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower promised to pay $XXt a branch on 08/XX/2019; borrower has committed to making larger payments in order to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A disaster was noted on 8/XX/17. No damages were noted.	8/XX/2019	9/XX/2019	30
209248233	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a payment by phone in the amount of $XX and will make a payment on 09/XX/2019. Borrower noted reason for delinquency as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XX as noted on 12/XX/2017. There is no evidence of damage to the property.	8/XX/2019	8/XX/2019	60
209248237	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower was contacted and made payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248238	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Texas XX (XX) FEMA disaster declared on August 25,2017. No property damage reported.	8/XX/2019	9/XX/2019	30
209248235	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The authorized called in to make a payment of $XX discussed coverage on the account and reoccurring withdraw.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248234	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Call out to borrower to inform them final modification documents have been sent out. Borrower stated they have an appointment today for the signing. Service rep stated the'd follow up in a week. Call ended.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248239	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The last contact was made on 7/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed application date of a payment.  Resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209248240	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in to make a payment. The RFD is due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	90
209248244	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 05/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer called and spoke with the borrower to collect on past due loan. The borrower advised cannot commit to pay and stated is interested in loss mitigation and the agent transferred the call. The borrower spoke with another agent regarding the initial set up and financial interview and the general status of the loan. After the agent educated borrower on the home preservation process the borrower did not want to apply today. The agent advised borrower on multiple options to get the mortgage assistance application and send to home preservation to start the process as an alternative option. The borrower stated default is due to not woking due to having a stroke and is temporarily disabled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209248243	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and made a payment in amount of $XXnd was provided with the confirmation number. The borrower verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209248245	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248256	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bankruptcy details not provided. Comments only reflect a discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248248	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in a promise to pay $XX on 08/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248253	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact was made on 7/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No discharge date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248247	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Commentary states spoke with the borrower regarding the status of the account. The borrower scheduled a promise to pay for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248257	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower contacted servicer to request the un-applied funds of $XXn account be posted to the escrow account. The borrower also made a payment of $XXfor 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248258	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower was contacted and the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248260	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and made a payment in amount of $XXo be drafted 09/XX/2019 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209248262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called regarding the payment. On 6/XX/2018, Borrower called requesting the payment be moved from 6/XX/2018 to 6/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209248263	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The authorized third party spouse called in and made a payment in amount of $XXnd was provided with the confirmation number. The authorized party stated borrower was recently unemployed for a short time and is back to work now. The authorized party stated default is due to excessive obligations and secondary reason is curtailment of income. The authorized spouse verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248264	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower advised they will go over expenses to see about making the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248269	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No additional information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248270	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248267	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower was contacted and they made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248273	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  On 6/XX/2017, co-borrower called to promise to pay $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248271	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX (XX) 6/XX/18 with no damage reported.	8/XX/2019	9/XX/2019	30
209248279	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248282	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX,.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209248276	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and made a payment in amount of $XXand was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bankruptcy details were not provided in the comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to hurricane as cited on 12/XX/2016. No damage is reported.	8/XX/2019	8/XX/2019	30
209248286	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  08/XX/2019 Called borr regarding late payments. Borr promised to make a payment at the branch on 09/XX/2019 iao $XX Stated the RFD is curtailment of income.  States he gets paid at the end of the month.

05/XX/2019 outbound collection call. The servicer advised the borrower of the total amount due. The borrower scheduled a payment  $XX  The borrower is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248285	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower scheduled a payment for $XX effective for 10/XX/2018 to reinstate the loan.  The hardship was cited as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209248287	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower talked to the servicer about the past due. They are not able to make a payment yet, and they are not renting out part of the house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248291	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised o pay at branch, discussed hardship and declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Disaster first mentioned 10/XX/18	8/XX/2019	9/XX/2019	60
209248289	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower stated they would make the payment at the branch on 06/XX/2019 in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248296	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called stating had some unexpected expenses come up  and made a payment of 1402.87 for 5/XX/2019. Also stating interested in home preservation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248293	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The co-borrower contacted servicer regarding the general status of the account. The caller stated the RFD was due to curtailment of income since the primary borrower had to stop working a second job and they are making much less income. The caller stated they plan to make a payment on 06/XX/2019 and are not interested in loss mitigation at this time.On 07/XX/2019 the borrower called to pay $XXP
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248300	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer advised the borrower on 04/XX/2019 of the documents that are missing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248298	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  07/XX/2019 Borr called to schedule a payment iao $XX She also asked for late fees to be waived for previous payment.  Her  bank put a stop payment on the draft.  Suspense funds were applied to other late fees.

The borrower stated that he seen 3 withdrawals from her bank account for the 05/30 & 06/03 payment plus an additional payment on 06/03. The agent advised that the system only shows 2 drafts for 06/03 & 06/05. The agent provided the fax number so that she can send in her bank statements as proof of the additional withdrawal.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was submitted and resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248299	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called in to make a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248303	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 Borrower called to modify a scheduled payment. Borrower wanted to changed scheduled payment date from 11/XX/2018 to 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248304	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The servicer called the borrower to follow up disaster impact.  The borrower stated cannot commit to pay and not interested in home preservation. The call was interrupted before the servicer obtain updated financial information, one again the borrower not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248306	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248309	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called on 11/XX/2018 with questions regarding their payments. However, the line was disconnected prior to the call being completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248311	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower made a payment by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Borrower mentioned water damage to home on 07/XX/2016  The damage repair amount is estimated at $XXroperty repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248307	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019 Borrower called to request assistance options. Borrower not interested in Home Preservation. Borrower requested a Repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248308	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248314	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and made a payment over the phone in the amount of $XXThe borrower stated they started a new job and their hours have been cut.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248316	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  No other Bankruptcy details were located in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA Declared disaster area for XX. 12/XX/17 protection expired.	8/XX/2019	7/XX/2019	30
209248310	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower made a payment and cited excessive obligations as the reason for default.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal unpaid balance dispute was placed and resolved on 09/XX/2018.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248312	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower contacted the servicer on 05/XX/2019 to schedule a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248318	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 08/XX/2017 reflects that the property is located in a FEMA disaster area; XX. No damages reported.	8/XX/2019	7/XX/2019	30
209248317	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Spoke to borrower- Following up on trial for this month, processed payment. Informed will follow up next month. On 07/XX/2019 the borrower called in to make a payment of 1224.80
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248315	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248320	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was contacted and made a payment without fees. The borrower rejected loss mitigation and will try to bring the loan current without assistance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was questioning the credit reporting on the account. The credit has not been reported since 2013. The borrower had been in bankruptcy and when the bankruptcy was resolved the systems were not updated to resume reporting. As of 07/XX/2019 the reporting has resumed and an apology letter was sent to the borrower The borrower was called on 08/XX/2019 and said was not able to make a payment .
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248322	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called to go over payments and escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209248321	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called and promised to pay at the branch on 08/XX/2019 in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248324	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower made a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Disaster declared on 09/XX/2018 due to XX	8/XX/2019	7/XX/2019	30
209248329	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248323	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower was contacted for payment and made a promise to pay.  Borrower has family members going through leukemia.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 12/XX/2017 for a reinstatement quote and wanted to dispute the fees on the account. The borrower stated they were advised the modification review would halt the foreclosure proceedings. The servicer advised only if the modification was approved. The borrower since reinstated the account and there was no further mention of a dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248326	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower promised to make a payment by 03/XX/2019 and cited excessive obligations as the reason for default. The borrower is not interested in loss mitigation assistance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Written credit reporting disputes were placed on 09/XX/2016, 08/XX/2016, 07/XX/2016, 04/XX/2016 and 03/XX/2016. All 5 disputes have been resolved.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XX as noted on 08/XX/2017. There is no evidence of damage to the property.	8/XX/2019	8/XX/2019	30
209248327	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in and made a payment in the amount of $XXand stated they would make another payment on 07/XX/2019 to bring the loan current. The borrower stated that they owns their own business and income was slow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 11/XX/16, the borrower stated that they were not affected by the FEMA declared disaster XX.	8/XX/2019	8/XX/2019	30
209248328	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower scheduled payment for 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan was last reported to mortgage insurance on 05/XX/2019.	8/XX/2019	7/XX/2019	30
209248330	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower informed the servicer on 05/XX/2018 that the payment was made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248332	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  An authorized third party called in and scheduled a payment in the amount of $XXfor 08/XX/2019. The party stated the reason for default was due to waiting on disability funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248335	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The agent discussed repayment plan and possible modification assistance. The borrower hoping to have mortgage resume reporting on their credit, will look into refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248336	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower contacted the servicer on 05/XX/2019 to schedule a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248339	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer went over the loss mitigation options and updated the borrower's financials. The reason for the delinquency was due to excessive obligations and curtailment of income. Loss mitigation file was activated. (Per comments dated 05/XX/2018, the file was cancelled due to no documentation from the borrower.)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248340	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248351	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248349	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Associate made contact with borrower who stated there was no issues causing the delay in payment and promised to make payment online on 04/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Mortgage insurance review cited on 04/XX/2019.	8/XX/2019	9/XX/2019	30
209248343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  An acceleration demand letter was sent. The last contact with the borrower was on 1/XX/2018 when they were called to solicit payment due to NSF and stated they would pay at branch, Curtailment of income is causing hardship. Divorce and loss other mother who was assisting with rent payments is listed as the secondary reason
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.  A motion for relief was filed 04/XX/2016.  No affirmation was found to be filed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209248344	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Call received from borrower on 08/XX/2019 to schedule payment. Comment dated 07/XX/2019 borrower scheduled a payment and stated their plan is to make the July payment by the end of the month. The borrower called an authorized a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248342	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer spoke with the borrower who made a promise to pay and declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248341	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower states the reason for default was due to not working for a while but is now back to work. Borrower promised to make a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248347	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower was contacted to collect on a past-due loan and promised to pay $XXn 07/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248348	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to schedule payment and stated they will do ACH when they can pay before the 15th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248358	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Authorized third party requested a reinstatement quote and discussed foreclosure status.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XX. No damage reported.	8/XX/2019	8/XX/2019	30
209248352	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called for  payment information and promised to schedule a payment for the following Sunday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248354	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248356	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to promise to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248353	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower stated payment had already been made today.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248357	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: According to notes from 10/XX/2017 they stated that the property is not in a FEMA disaster area.	8/XX/2019	9/XX/2019	30
209248360	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower was contacted about the past due amount and promised to pay online on 11/XX/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248362	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Contact made with the borrower. The third party spouse stated had medical expenses for a family member and scheduled a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 8/XX/2017 due to XX. No damage reported.	8/XX/2019	7/XX/2019	30
209248364	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  3rd party paid by phone and discussed hardship and declined assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248365	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209248368	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The last contact was made on 1/XX/2018, in which the borrower inquired about a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Hurricane comments noted on 12/XX/2016, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	8/XX/2019	9/XX/2019	30
209248367	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make a payment and stated the reason for default was illness. Borrower is on fixed income and was not interested in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	90
209248369	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called for assistance with accessing his online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed 02/XX/2016.  xx (closed) released xx...CHAP 13 BK FILED  ON 10/XX/2015 CASE xx IN XX, MS. BNK1 ALREADY ACTIVECASE xx BK-SUPA RUN.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209248366	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower made a payment promise and stated the reason for default was due to excessive obligations.  Borrower said was not interested in loss mitigation assistance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment disput received.  Remitted manual payment due to loan modification removal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209248371	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower promised to make a payment in the amount of $XX and was not interested in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248372	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with borrower about a modification and the borrower is interested in the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248377	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in a payment of $XX 03/01.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248378	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called to check on a payment that was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248375	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called in regarding final modification documents. The borrower was completely unaware of any modification and was advised to just wait the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.  The case was discharged and closed. The reaffirmation agreement was not received.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209248379	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower advised waiting on taxes to bring the account current . Promise to pay was set .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248382	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower contact discussed delinquent account no home owners association. Discussed modification as borrower was inquiring what options to get account current. Borrower had a curtailment of income and has not been resolved. Advised the borrower of HUD counseling agency and know your options website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248383	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower spoke to the servicer about modifying scheduled payment.  Excessive obligations is noted as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248389	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to schedule payment.  Comment dated 11/XX/2018 borrower stated they placed a stopped payment as it was not authorized. On 11/XX/2018 borrower called stating they did not authorize a payment odraft on 11/XX/201289 and it is causing their account to be overdrafted and causing fees. Associate informed to contact their bank a place a stop payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248387	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment by phone and reset repay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248391	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to advise that the information on his year end 1098 needs to be updated. A payment was made in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248395	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248394	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment and the servicer offered home preservation options.  The borrower has excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248400	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248399	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The servicer contacted the borrower regarding past due account, the borrower promised to pay $XXon 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  A damage referral from an inspection dated on 10/XX/2018 was received on 11/XX/2018.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248403	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called stated not interested in loss mitigation options, requested funds in suspense to be applied towards late charges and stated waiting for funds and payment would be made on 08/XX/2019. Borrower was offered a repayment plan on 08/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248405	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  "Female" called to make payment.  Assuming this was the borrower since payment was actually posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248404	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower discussed repayment plan, hardship and claims can't commit to payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248406	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower promised to make a payment in the amount of $XXon 10/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248408	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Authorized 3rd party called for loan status and was advised loan due for March through May.  3rd party stated will make payment at the branch.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248409	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment in the amount of $XXEVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248410	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209248411	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower paid by phone, discussed hardship
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248413	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called with question about payment and was advised of amount due.  Borrower stated will send in April and May payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248412	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in regarding assistance options. The borrower advised that illness caused them to be out of work and a tenant moved out causing hardship. The borrower stated they would call back the following month and get on a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248415	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower made a payment in the amount of $XXat a branch office.  The borrower is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248418	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248416	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to make a payment and plans to bring current after they sell grandparent's home.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248419	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248421	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called with payment questions. Also to advise the payment will return and unable to commit to another.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further bankruptcy information was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248425	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower contacted servicer to make a payment on account of $XX4 via check by phone for 01/XX/2018. The borrower stated the RFD was due to curtailment of income however declined assistance and stated they will be able to maintain the account status on their own. The payment reinstated the loan. No further borrower contact noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Noted FEMA declared disaster on 08/XX/2017; XX. No indication of damages noted.	8/XX/2019	9/XX/2019	30
209248420	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Outbound call for late payment and borrower states they cannot commit to a payment.  Gave the reason for default as excessive obligations and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248422	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] Environmental Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 11/XX/2017 due to XX.  Damage was noted to the roof causing leaks into the home.  The borrower estimated the cost of repairs at $XX did not file a claim due to the deductible being too high.  The borrower noted the repairs were completed on 01/XX/2018.  There is no evidence of an inspection confirming repairs completed.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 08/XX/2017.	8/XX/2019	9/XX/2019	60
209248426	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Co-borrower called to make a payment.  Not interested in home preservation options.  Reason for default is excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248431	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment in the amount of $XX and noted reason for delinquency as illness in family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A monitored insurance claim was filed for hail damage sustained to the property on 07/XX/2016. All funds totaling $XX0 were released and the inspection dated 09/XX/2016 confirmed that the repairs were 100% completed.	8/XX/2019	8/XX/2019	30
209248433	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Inbound call from borrower to return Servicer's call. Borrower cannot commit to pay and stated not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248434	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower's attorney states that the code requested will be sent via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209248436	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The personal representative called in reference to a payment change which is why the loan is showing due for May.  The customer promised to pay the shortage of $XX 07/XX/2019.  The property was confirmed as occupied.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248432	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower promised to pay $XXy phone on 08/XX/2019. The borrower was not interested in assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (hurricane 10/2018). The borrower reported filing a claim; however, no specific damage was mentioned and no claim appears to be monitored by the servicer.	8/XX/2019	7/XX/2019	30
209248437	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer called in to make a payment and expressed their was a death in the family.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Coverage amt of lender place insurance.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated the amount of the coverage is more than the home is worth.  Research was conducted and the amount of coverage is based off the last borrower provided policy. The policy can be removed once borrower provides their own insurance.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248442	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last contact was made on 8/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Hurricane comments noted on 12/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	8/XX/2019	9/XX/2019	30
209248438	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower stated the spouse just lost their job. Will make a payment on the 10th or the 24th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248440	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer spoke to the borrower about loan status.  They borrower did not have any questions but wanted to set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA Declared disaster area with XX. 8/XX/17 protection efforts.	8/XX/2019	7/XX/2019	0
209248447	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Spoke with potential successor trustee who stated is now making payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248446	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The authorized third party called in to advise intentions to assume the property of deceased. The third party advised everything was originally left to father and transferred through warranty deed. The caller was provided with all the needed contact information for department.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209248448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower promised a payment and is not interested in any loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209248449	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make a payment on the account and said was making another payment on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248451	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called in to make a payment. The loan status was reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited information available. Bankruptcy discharged prior to 2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248453	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248455	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower scheduled a payment in amount of $XX RFD is noted as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248459	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  A third party called about general loan status and review for modification.  The RFD is unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX on 9/XX/18. There was no damage to the property.	8/XX/2019	8/XX/2019	Bankruptcy
209248458	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called- has a plan to get caught up and will not need assistance. Did not commit to pay. States will make payment next month (Advised risks and offered options). Unable to provide info necessary to make w/o decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248461	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248460	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  08/XX/2019 Borr called to schedule a payment iao $XXfor 09/XX/2019.

The borrower called in to promise a payment There is no interest in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with borrower who stated that working on getting repairs done.  Borrower stated is paying out of pocket and needs more time to get everything done.  Borrower is not able to make the full monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA Declared disaster area for XX. 11/XX/16 hold closed.	8/XX/2019	6/XX/2019	0
209248464	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment and confirmed excessive obligation as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248472	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a payment by phone in the amount of $XX with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209248471	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Call received from borrower to shcedule payment in the amount of $XX for the 30th. Associate discussed the returned payment and confirmed borrower no longer is in need of a repayment plan or modification. Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248469	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was contacted to secure payment. The borrower scheduled a plan payment in the amount of $XXfor 08/XX/2019. The borrower advised they were in the process of listing the property for sale. The borrower was advised to call back if there are any changes and they do not wish to continue on the current repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248468	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in a promise to pay $XX on 07/XX/2019.  Borrower not interested in loss mitigation and will bring account current next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248470	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Agent spoke with borrower, borrower stated they pay at the end of the month. Call not completed due to dropped call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248467	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower promised to make a payment at the end of the month online. Borrower states the reason for default was due to expenses and being stressed. The agent went over the repayment plan option and the borrower states that they will be ok.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248474	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower promised to make a payment in the amount of $XXt bank branch on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248465	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower contacted the servicer on 05/XX/2019 to schedule a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248473	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248475	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248477	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Outbound call was placed  to collect past due balance, borrower did not schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  Limited bankruptcy details were provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248480	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was contacted to secure payment. The borrower could not commit to a payment and was not interested in assistance. The borrower stated they would talk to their spouse regarding finances and call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248478	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer verified all fields were accurate and issue is resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209248479	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  3rd party claims will make a payment at the branch and declined assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248482	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Authorized party called to make a payment in the amount of $XXon 08/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248483	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to schedule a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248481	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer contacted the borrower regarding past due payment, the borrower could not commit to a payment and stated the reason for default was excessive obligation, the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 08/XX/2017 the account noted the property is located in a FEMA disaster area of XX, no damage was reported.	8/XX/2019	7/XX/2019	30
209248484	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower stated will make payment by 06/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248487	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Call received from borrower on 08/XX/2019 stating RFD being currtailment of income as they have not received their child support starting on 02/XX/2019 and ending on 07/XX/2019, broken home appliance and they are waiting for 401K funds. Associate review repayment plan option with borrower and borrower stated they can resume payments as the hardship is temporary. Comment dated 08/XX/2019 borrower scheduled a payment.  Borrower called in and promised to pay $XX by 7/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248486	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower was called on 4/XX/19 and a payment was requested.  The borrower was not able to make the payment at that time and then hung up.  The late payments were caused by excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248488	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Called and spoke with bankruptcy attorney office regarding the proposal.  Call was dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA Declared Disaster area for XX.	8/XX/2019	9/XX/2019	Bankruptcy
209248490	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to make a payment in the amount of $XXonline by 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248491	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized third party called in to make a payment.  Caller stated that trying to get assistance was reason was falling behind.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248494	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Call received from borrower on 07/XX/2019 to schedule payment. Borrower was contacted for the past due amount and promised to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Borrower reported fire damage on 07/XX/2016 and roof damage on 10/XX/2016. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248492	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The last contact was made on 3/XX/2019, in which a third party had account inquiries.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248495	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and promised to pay $XX at bank branch on 8/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2013.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a credit dispute and the servicer found information that did need to be updated.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248493	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in and made a payment in amount of $XXand was provided with the confirmation number. The borrower stated default is due to excessive obligation due to cost of child care. The borrower advised does not want to reapply for modification today. The borrower verified that the property is owner occupied and intent is to keep property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248502	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower was contacted regarding past due balance, borrower scheduled payment iao 2165.86
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is distant employment transfer.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248498	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was called and made a promise to pay online in the amount of $XX The customer also was dissatisfied with the probing servicing questions as well as the continuous calls.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248504	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Contacted borrower on past due loan.  Borrower made a promise to pay.  Borrower stated spouse has been ill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248506	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248507	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a one time draft payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248505	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Short call due to disconnect, but borrower identified reason for default as laid off from work, but now back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248508	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in regarding final modification documents and stated they will be sent back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248511	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to modifiy scheduled payment. The borrower promised to pay $XXwith check by phone on 09/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248509	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made an online payment on 0831/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248516	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower stated that the reason for default was due to curtailment of income related to XX impacting their work.  The borrower authorized a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 08/XX/2017-The loan was placed on a foreclosure referral hold due to FEMA declared disaster XX. No damages to the property were noted.	8/XX/2019	9/XX/2019	30
209248518	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in to make a payment in the amount of $XX.  The borrower is not interested in retention options or repayment plan option at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2016.  The proof of claim was filed 09/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248523	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called and made a check by phone payment of $XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower wanted to dispute the late fees. The agent provided a fax number to send. No further communication.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248521	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called and promised a payment of $XXat the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 11/XX/2018 due to XX No damage reported.	8/XX/2019	7/XX/2019	30
209248520	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248525	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Servicer review status of loan with authorized 3rd party and advised loan modification is complete.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209248529	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Outbound collection call to borrower resulted in their promise to pay $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248530	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower scheduled a payment for $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248527	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower had cease and desist on the loan and authorized a one time retraction. Offered assistance options where they may be able to bring loan current on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209248531	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248534	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248533	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to discuss a payment misapplication.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for water damages caused on 12/XX/2016. The comments on 07/XX/2017 stated an inspection was received showing 100% of the repairs were completed. The final draw of funds were released on 08/XX/2017.	8/XX/2019	8/XX/2019	30
209248536	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in with a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Pending online payment on 09/XX/2019 that would bring account current.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248537	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248535	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248538	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower contacted the servicer on 05/XX/2019 to schedule a payment in the amount of $XXDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Pending payment from 08/XX/2019 that would bring the account current.	8/XX/2019	8/XX/2019	30
209248539	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed and resolved on 04/XX/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XX as noted on 08/XX/2017. There is no evidence of damage to the property.	8/XX/2019	6/XX/2019	0
209248542	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower advised that they will be making a double payment this month and another double payment next month to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The loan was discharged in 04/2019; but the reaffirmation was received in 06/2009 per notes dated 09/XX/2016.  No further case details were cited.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248541	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower discussed hardship and call dropped
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248545	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower scheduled a payment effective for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248543	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Servicer made an outbound call to authorized 3rd party who advised cannot commit to pay and is not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 10/XX/2018 Property is located in a FEMA disaster area due to XX. No evidence of damage.	8/XX/2019	7/XX/2019	30
209248540	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower is interested in a repayment plan but not applying today, the borrower wanted to discuss April and may payments  and stated the reason for default was due to the payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248544	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to make a payment.  Borrower not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Hurricane comments noted on 12/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	8/XX/2019	9/XX/2019	30
209248547	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Payment dispute from borrower.  Disputed information accurate.  Updated account.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA Declared Disaster area from XX. 12/XX/17 disaster protection expired.	8/XX/2019	7/XX/2019	30
209248546	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248551	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to make a promise to pay by phone on 03/XX/2019 and noted excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 08/XX/2017. No damage was reported.	8/XX/2019	7/XX/2019	60
209248552	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248549	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to advise payment will be delayed and to schedule future payments on the account. The reason for default was due to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248556	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to make a payment on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248554	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a promise to pay in the amount of $XX  The reason for default was due to the government shut down.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248557	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XX 09/2017); no damage reported.	8/XX/2019	7/XX/2019	30
209248558	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The last contact was made on 10/XX/2017, in which a third party had an account inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248563	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was contacted on 08/XX/2019 regarding the past due balance. The borrower stated they would make a payment the following week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248559	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248560	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called and stated would take a payment to the branch office.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further bankruptcy information was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248561	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was advised of addition missing documents . The borrower also requested agent to delete a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248562	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Authorized third party spouse called in and made a promise to pay $XXt the bank branch on 05/XX/2018. The authorized spouse states that borrower works out of town.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a FEMA declared disaster area due to XX. No damage reported.	8/XX/2019	7/XX/2019	30
209248564	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called on 9/XX/18 with questions about their payments.  The borrower was unable to make a payment during the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248565	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; repairs noted as completed 03/XX/2018.	8/XX/2019	8/XX/2019	0
209248569	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called to make a payment and was advised that 3 payments are due and cannot accept less than the 3.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248572	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in with a promise to pay $XX on 09/XX/2019. Borrower states they are waiting for some check to come in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248568	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248570	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower provided information for loss mitigation review
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower stated that his RFD was due to excessive obligations and made a payment in the amount of $XX The late fee was waived as a one time courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209248571	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower advised will pay via phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The last contact was made on 2/XX/2019, in which the borrower had a general account inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209248576	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Servicer called the Borrower and the borrower advised spouse out of work due to injury loan will be current by end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248575	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make the August, 2019 payment of  $XXn 08/XX/2019. The servicer set up the promise to pay and provided confirmation number for payment. Noted 05/XX/2019 borrower stated RFD as being unable to work due to illness.  Noted 04/XX/2019 borrower requested payoff quote; servicer provided amount and submitted task to have payoff mailed to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248578	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to check on the status of the loss claim check for hail damage which occurred on 03/XX/2017. The agent advised that the draw is being processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 08/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 02/XX/2018 - Comment states inspection on 2/XX/2019, indicates work is 100% completed. Damage due to Hail, Date of loss 3/XX/2017.	8/XX/2019	9/XX/2019	Bankruptcy
209248577	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called and discussed the spouse's job changes.  The delinquencies were caused by excessive obligations.  A $XXpayment was scheduled.  The loss mitigation options were not accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248579	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower promised to make a payment in the amount of $XXat the branch. The borrower states that they prefer making their payments in the branch on the 30th and the reason for default is due to not getting paid until the 30th.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248581	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made a payment by phone and was advised of payment options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Suspense amount was verified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209248580	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower scheduled a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248583	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in and made a payment in the amount of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248584	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248582	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Authorized third party called regarding claim check status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248585	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Third party called to make a payment in the amount $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248587	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called about the final draw check. Inspection was completed on 10/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area for XX protection noted 08/XX/2017.	8/XX/2019	7/XX/2019	30
209248588	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was informed of the terms and conditions of the trial solicitation plan; but declined the workout option.  The customer promised to make two payments tomorrow and another payment next month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248591	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248593	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: DIsaster protection noted for XX from 09/XX/2017 until 12/XX/2017. No damage noted.	8/XX/2019	7/XX/2019	30
209248595	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower advised will make a payment online on 5/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248594	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower advised that went online and could not see the post dated payments.  The agent advised that it is because the online account is suspended since the loan is due for 3 months.  The post dated payments for 08/XX/2018 and 08/XX/2018 were confirmed as set up.  The customer promised to call back after 08/XX/2018 to set up a payment for 08/XX/2018. The hardship was cited as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248596	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower contacted the servicer on 08/XX/2019 to schedule a payment on 08/XX/2019 in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248602	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound call was placed to collect on past due balance and borrower requested "Cease and Desist".
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248598	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to confirm payment was posted to account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed in the amount of $XXfor wind damage that occurred on 01/XX/2019. File is waiting on additional documents as of 04/XX/2019. No evidence repairs are completed.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209248604	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment of $XXfor 8/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248606	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Inbound Auth Party, wife was sick, promised to pay 10/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248611	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Call received from borrower on 08/XX/2019 to schedule their August trial payment. Borrower called on 6/XX/19 to make a $XXpayment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248610	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248608	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Successor In Interest called in to request assistance and agent explained modification process but SII advised that he would need to discuss program with his daughter before applying for modification assistance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209248614	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/XX/2019, the borrower stated they were unhappy about the payment increase but promised to pay online on 5/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had credit dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	0
209248612	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a one time draft payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248616	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  An authorized third party called in and made a promise to pay. The customer informed that they are not interested in loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  The case was discharged and closed in 2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248618	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in for a new line of credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bankruptcy details not given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248617	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Third party contact called to authorize two payments, one in the amount of $XX for 09/XX/2019 the other on 09/XX/2019 in the amount if $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248621	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called to schedule a payment for 06052017 in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248619	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	60
209248624	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 inbound call borrower scheduled payment  1628.15
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Notes indicate the borrower called to make a One Time Draft payment on loan account in the amount of $XXeffective 1/XX/2018. The Agent advised the borrower of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209248625	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Inbound re loan status.  Informed Borrower of foreclosure status.  Borrower advised he was out of town which is why he did not get back to us.  Confirmed he had no hurricane impact.  Wants to proceed with Mod. I advised payment due 12/XX/18.  He will call back when he gets update from notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2018 reflects that the property is located in a FEMA declared disaster area due to XX. The borrower confirmed no impact from hurricane.	8/XX/2019	7/XX/2019	30
209248629	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called will pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248631	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower advised that a payment had been made but was applied to the incorrect account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248632	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Collection call to the borrower who stated they already made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248635	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209248630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2018 reflects that the property is located in a FEMA declared disaster area due to XX. No evidence damage noted.	8/XX/2019	8/XX/2019	0
209248633	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact with the borrower was on 05/XX/2019. The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209248636	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to make payment via mail on 08/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248642	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was contacted and said that the property manager handles payments. The borrower will contact the property manager for an explanation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248637	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower verified their full name and was advised of the new resolution date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248643	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a one-time draft payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248641	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Online chat, she wanted to make sure she had a payment scheduled.  I showed her how to view them.  She said the reason for the delay is she gets paid in the middle of the month and will have to go over grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA hurricane hold 9/XX/17-12/XX/17.	8/XX/2019	7/XX/2019	30
209248648	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Commentary states borrower called in and scheduled a promise to pay on the account. Borrower advised of reason for default.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is disputing the fees on the account. Borrower was provided with the process to dispute the fees, as representative is unable to waive.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248649	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower is having marital problems and is trying to get ex to make payment.  The borrower chose to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248651	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in concerned about the payment increase.  The borrower is waiting for payment from a client and is impacted by family illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 08/XX/2017. No damage was reported.	8/XX/2019	9/XX/2019	30
209248653	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower was  contacted frustrated about calls said until receives  money  account will be behind
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248654	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Outbound call to the borrower, who stated daughter normally makes the payment. Stated will call back & call was disconnected
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called and scheduled a payment.  They also requested lender placed insurance due to theirs being cancelled effective tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XX as cited on 04/XX/2018.	8/XX/2019	9/XX/2019	0
209248656	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019 the borrower advised of a hardship due to excessive obligations. The borrower stated they would make two payments at a branch office on 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Notes on 10/XX/2016 state that borrowers had some damage in the wake of the Hurricane.  Notes on 1/XX/2017 state that the estimated cost of the repairs is $XXNo insurance funds have been received and the repairs have not been completed.  The home is habitable.  Damages include trees down and little damage to the home.  The notes do not show that the repairs were completed.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XX noted on 10/XX/2016.	8/XX/2019	7/XX/2019	30
209248661	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Authorized 3rd party called regarding more information on refinancing the loan.  The call was transferred to the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248658	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower stated they will bring the loan current next week
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA Declared Disaster Area for XX. 12/XX/17 disaster protection expired.	8/XX/2019	7/XX/2019	30
209248662	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Called borrower who stated he cannot commit to a payment at this time informed borrower that bankruptcy removed liability of the debt that the property lien is still valid and enforceable. Same day we received a call back from borrower who stressed that her intent is to keep the home and wanted more information advised of the foreclosure possible status if loan gets over 120 days delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248664	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer was formerly unemployed but now working out in El Paso, Texas. The associate discussed financial situation as customer already has made payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248666	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower called regarding a letter from the lender. Borrower mailed a payment on the 11th. Curtailment of income noted as the reason for default; husband is the only one working.  Borrower not interested in program options. Property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248670	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  04/XX/2019 inbound call borrower scheduled payment  1132.06 , borrower advised not needing loss mitigation assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248669	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 10/XX/16 due to XX. No damages were reported.	8/XX/2019	7/XX/2019	30
209248671	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called to get attorney name and number. Call disconnected after told the foreclosure sale date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209248667	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was contacted and made a promise to pay at the bank by 4/30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Outbound call to authorized third party to go over reason loss mitigation decision and then discussed the foreclosure status of the account we than discussed short sale option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209248675	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Fema Disaster XX. No damage to property reported.	8/XX/2019	9/XX/2019	30
209248676	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248674	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called and made a payment.  Borrower intends to keep the property, but stated the property needs a lot of work.  Borrower not interested in assistance.  Curtailment of income noted as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248679	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Comment dated 07/XX/2019 borrower called to schedule payment and stated their spouse makes the payment, is unaware as to why they are making the payment at the end of the month and is not interested in loss mitigation. On 4/XX/2019, borrower can't commit to pay . Excessive obligation. He will call back with arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017. No damage was reported.	8/XX/2019	8/XX/2019	30
209248677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment of $XXor 8/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209248683	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower paid by phone and discussed hardship
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 12/XX/2016 Commentary states claim funds were released for property damage. On 09/XX/2017 the account noted the property is located in a FEMA disaster area for XX, no property damage was reported.	8/XX/2019	8/XX/2019	0
209248682	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower had a family emergency and was out of town, borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA damage area due to XX on 8/XX/17. There is no damage to the property indicated.	8/XX/2019	7/XX/2019	30
209248686	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Authorized third party borrower wife called in PTP $XX today at branch RFD excessive obligation states husband was recently laid off.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248685	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209248688	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in payment for $XX for today RFD excessive obligation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248690	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Third party called in to request a payoff quote good through 09/XX/2019 be emailed to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248691	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment of $XXfor 7/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248692	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in payment for $XX for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  9/XX/2018 Borrower states had property damage due to some flooding. No evidence a claim was filed. The repairs have been resolved per notes dated 01/XX/2019; but no verification via inspection was confirmed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 10/XX/2018 reflects that the property was located in a FEMA disaster area due to XX.	8/XX/2019	8/XX/2019	0
209248693	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make payment of 879.89.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248695	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promise to pay $XXith check by phone on 08/XX/19 and stated the reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA disaster declared for XX from 09/XX/2018 until 12/XX/2018	8/XX/2019	8/XX/2019	30
209248694	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 03/XX/2018 Borrower was called in reference to status on account. Borrower was advised will be removed from Home Preservation and will be working with customer service going forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248698	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Associate made contact with borrower who stated they would mail their payment. Associate was able to take a check by phone with the effective date of 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248696	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to pay, discussed hardship and declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XX as noted on 08/XX/2017. There is no evidence of damage to the property.	8/XX/2019	9/XX/2019	30
209248699	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower promised to make a payment in the amount of $XXas well as had questions regarding their payments. The agent advised that they will send the borrower another copy of escrow analysis.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer called in with a complaint that the account should not be three months behind and planned to contact an attorney to file a lawsuit against XX.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248697	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209248700	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower had questions about disaster relief.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to XX. No property damage was cited.	8/XX/2019	8/XX/2019	30
209248702	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called and stated he had difficulty making a payment at the branch advised the payment will take 24 hours to post.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248706	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower promise to pay $XX drafting on 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248701	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The customer was contacted and initial set up and financial interview occurred. They reviewed all of the home preservation options and qualification questions. They were informed of the documents needed to be sent in. They agreed to return them by 12/XX/2018. Financial information was obtained. The reason for default was curtailment of income due to self-employed business being slow until around February. Hardship is considered long term per the customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248704	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Call received from borrower on 08/XX/2019 with questions about their payments. Associate informed borrower last payment recerioved on 07/XX/2019 in the amount of $XX will apply to May through Julyv payments. The borrower called in regarding the reinstatement and was advised the foreclosure is still active in court and the call was transferred.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the additional fees that were applied after the reinstatement quote was sent and doesn't feel should be responsible for those fees.   A response was sent to the borrower's attorney on 01/XX/2019 providing an explanation of the unpaid fees.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  Note dated 01/XX/2019 states the servicer received a notice of voluntary dismissal. No dismissal date is provided in the comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to XX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.	8/XX/2019	8/XX/2019	30
209248703	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248705	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248708	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  Chapter 13 converted to Chapter 7 on 01/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248709	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to advise that payment for the amount of $XXwould be made at Branch on 1-XX-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248707	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  borrower called made payment $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209248710	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248713	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in a promise to pay $XX5 o.n 08/XX/2019.  Discussed workout options, and trial plan.  Borrower declined workout options.  Plan removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248714	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248716	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  07/XX/2019 borrower called to make a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248717	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer called in to modify a scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248719	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in and stated that they would call back on Thursday or Friday to make a payment and that they were waiting for their clients to pay them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248718	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to make payment by phone or at branch on 08/30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248721	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called made payment $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248720	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] Delinquent HOA Fees [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called and stated their child pays the mortgage, but is currently ill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments dating back to 12/XX/2017 indicated the property was damaged due to XX. The notes reflected the chimney was leaking and there was fence damage. The cost of repairs were estimated at $XXhe borrower advised on 06/XX/2019 the repairs were completed. There was no evidence a claim was filed, nor was there reference to an inspection confirming the status of the repairs.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: Comments dating back to 08/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX.	8/XX/2019	9/XX/2019	60
209248722	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248724	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a promise to pay, advising they had incurred excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248730	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to pay $XXt the branch. Borrower states the reason for default was due to having other expenses come up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248727	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer stated facing hardship due to switching jobs and delinquency started when spouse passed away. The customer also advised that she is struggling to make payments but declined assistance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 08/XX/2017 reflects that the property was located in a FEMA natural disaster area due to XX. No property damage was cited.	8/XX/2019	9/XX/2019	30
209248726	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248729	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in regarding a letter they received from XX. Transfer call to preservation. After the call was transferred the representative discussed options with the borrower, however the borrower did not want to apply for any of the options discussed. The borrower advised he is going to make a payment today at the local branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.  Limited bankruptcy information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2018	30
209248728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Talk to borrower regarding modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17	8/XX/2019	6/XX/2019	0
209248733	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209248734	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called and made a payment in the amount of  $XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing fees on the account due to the servicer advancing $XXto the HOA.  The HOA was foreclosing on the property with an active sale date.  The foreclosure was removed and the lien position was secured.  A written response was sent to the borrower on 04/XX/2018.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248732	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower promised to pay $XXon 07/XX/2019 with a check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248735	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called requested suspense funds be applied to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a FEMA declared disaster area due to XX,. No damage reported.	8/XX/2019	9/XX/2019	90
209248737	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer called in stating plans to make a payment at a local branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248742	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  01/XX/2019 Last spoke to borrower when they called inbound to discuss the loan. Borrower was able to bring loan current and regular payments are being made by draft. Loan was in active foreclosure and no contact with the borrower as previous the borrower was in active bankruptcy Spoke previously on 7/XX/2018. Spoke to borrower on and 3/XX/2017 3/XX/2017 as borrower contacted regarding a modification of the loan and modification was not approved. On 01/XX/2017  Loan was reviewed for a modification and ongoing contact with the borrower. Borrower has been in default several time since 7/XX/2016
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209248739	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 10/XX/2019 the account noted the property is located in a FEMA disaster area for XX, no property damage was reported.	8/XX/2019	8/XX/2019	Bankruptcy
209248743	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke to borrower- excessive obligations- made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248740	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  borrower called made payment $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248744	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248746	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called and we went over the account has been assigned a specialist and than continued to assist borrower in making a payment.  She stated that she was given a 12 month repayment plan she had some further questions which I clarified for her.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209248745	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/XX/2017 due to XX. No damage reported. Also the property was located in a FEMA disaster area on 10/XX/2016 due to XX. No damage reported.	8/XX/2019	7/XX/2019	30
209248748	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  A3P called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248750	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Third party called in to make payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209248752	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make 2 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248751	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a promise to pay $XXy phone on 09/XX/2019. Reason for delinquency was noted as illness of mortgagor.  The borrower declined assistance stating should be able to catch up.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248754	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248757	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248755	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called on 08/XX/2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248756	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248762	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower scheduled a payment in the amount of $XXto pay at the branch on 07/XX/2019. Borrower states the reason for default was due to being unemployed and has since found part time work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Disaster declared area 10/XX/2018 due to hurricane.	8/XX/2019	7/XX/2019	60
209248765	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Inbound call from authorized third party and scheduled a payment for $XX with check by phone for 8/XX/2019 special assistance not offered due to bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Very limited information in collection comments about bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XX as cited on 12/XX/2017. There was no evidence to indicate any outstanding property damage as of the end of the review period.	8/XX/2019	8/XX/2019	30
209248767	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called advised default and promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248769	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248771	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called and made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248766	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248768	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to modify the repayment plan payment,  stating daughter was in car wreck and school expenses. The servicer advised of total amount due $XXand offered mortgage assistance, however decided not to plan payment and not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XX on 8/XX/2017. No damage reported.	8/XX/2019	8/XX/2019	30
209248770	3	[3] MI Not Being Paid As Required [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower advised that they will make a payment online in the amount of $XXBorrower noted reason for delinquency as illness of mortgagor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248775	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248774	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called asking to be removed from home preservation, will bring account current on own
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248772	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment in the amount of $XX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248777	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to set up a promise to pay in the amount of $XX  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248778	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in and stated the modification documents will still be returned and were delayed due to an illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248781	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248780	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to schedule 2 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248782	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact was made on 7/XX/2018, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.	8/XX/2019	7/XX/2019	0
209248785	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to make payment in amount of  $XXand was offered options for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 08/XX/2017 Property is located in a FEMA disaster area due to XX. Had roof damage which is now repaired.	8/XX/2019	8/XX/2019	60
209248783	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower states the reason for default was due to working less hours and car repairs. Borrower was not interested in loss mitigation assistance and will call back if needed. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248786	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was provided the modification terms and the borrower accepted. Also noted the borrower stated will contact the attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 11/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209248788	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The authorized called in regarding the delinquency and advised is trying to pay IRS causing hardship. The customer also decline preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248793	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The last contact with the borrower was on 02/XX/2019. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248791	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The successor in interest called and made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248789	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower stated that they will be mailing in a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248794	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact with the borrower was on 07/XX/2018 to discuss options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 05/XX/2018 - Comments stated some damage from Hurricane. Damage to garage door, repaint home fence. Borrower fixed the damage and all damage resolved.
							Inspection shows 100% completed.	8/XX/2019	9/XX/2019	30
209248792	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248797	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to get status of loan.  Borrower purchased new home owners insurance. Agent advised new policy not received yet.  Borrower will check back in a couple weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209248801	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The customer called and could not make a payment at this time. The customer had funeral expenses due to a death in the family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The homeowner had to clean up fallen trees which cost $XX per notes dated 12/XX/2017.  No evidence of insurance claim being filed nor an inspection verifying the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by XX. No damage was reported.	8/XX/2019	9/XX/2019	30
209248799	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248807	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 07/XX/2019 Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 5/XX/18. No damages were reported.	8/XX/2019	8/XX/2019	30
209248803	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Outbound call was placed to collect past due balance, borrower ptp $XXon 7-XX-19 via online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 2/XX/18 indicates that the title is clear.	8/XX/2019	9/XX/2019	30
209248806	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  10/XX/2018 - Borrower called to make a payment in the amount of $XXwith check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248809	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promise to pay $XX via check by phone on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209248805	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to confirm the payment amount and was transferred several times. Associate verified the amount of $XX and informed there were funds in suspense they could use and the difference would be $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2014.  Bankruptcy was closed outside the review scope on 07/XX/2019. Agreed order was filed on 07/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to jurrican Havey 08/XX/2017.	8/XX/2019	8/XX/2019	30
209248808	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower authorized a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248811	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower was contacted to collect on the past due loan payment. The borrower advised the RFD is due to excessive obligations and a curtailment of income. The borrower requested to change the due date of the Repayment Plan and made a payment for $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248812	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to find out how to get her name removed from the mortgage acct.  Went over the options to remove a name.  Advised borrowerof credit reporting and what happens in regards to the quitclaim deed she filed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  Bk 13 Active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209248817	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called regarding a letter from servicing company and states has informed the servicing company multiple times of payment ability, we still continue to send letters. The representative offered cease and desist for written correspondence. The borrower declined. The representative advised that the letters will continue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to XX noted on 9/XX/17. No damages were reported.	8/XX/2019	7/XX/2019	60
209248813	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248816	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment. The borrower promised to pay $XXwith check by phone on 09/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to XX noted on 12/XX/17. No damages were reported.	8/XX/2019	8/XX/2019	30
209248814	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to pay the amount of $XX at the bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248821	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248815	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 reached out to borrowers attorney to go over account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2015.  There is a secured claim in the amount of $XX00 at 5% interest over the life of the plan; and the remaining balance is an unsecured claim which was $XX6 per notes dated 06/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209248819	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 8/XX/2019, an authorized third party called and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	90
209248823	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248828	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The representative called the borrower to collect on past-due loan. The borrower made a promised to pay $XXwith check by phone on 08/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248829	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was contacted and was unable to discuss the account at work. Also declined home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248826	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower will make a payment on 2/XX/19 in the amount of $XXat branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a disaster area noted on 2/XX/18. No damages were reported.	8/XX/2019	6/XX/2019	60
209248825	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower advised they will make a payment next week they declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248830	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower advised will make 2 payments in the branch on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248831	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019 Borrower made a payment of $XX, declined recurring payment offer, opted out of email contacts.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by XX noted on 09/XX/2018 and a prior hurricane noted on 10/XX/2017. No damages were noted by either hurricane.	8/XX/2019	8/XX/2019	30
209248833	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Florida XX (XX) 10/XX/18 with no reported damage.	8/XX/2019	5/XX/2019	30
209248835	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  the borrower called to provide a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248834	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to make a payment and was advised of acceleration letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to California Wildfires (XX) declared on November 12, 2018, no damages noted.	8/XX/2019	7/XX/2019	30
209248836	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Agent called borrower regarding the decision.  Borrower called back and was advised the terms of the trial plan.  Borrower decided to decline the offer and stated she will continue to send payments to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Hurricane comments noted on 12/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	8/XX/2019	7/XX/2019	30
209248838	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The last contact with the borrower was on 09/XX/2017. The borrower accepted the disaster relief.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248837	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 05/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower promised to pay $XXnline.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248840	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to discuss making a payment arrangement. The borrower stated that he was back at work after having a hardship due to surgery last year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248839	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower advised working to bring account current. Agent advised borrower that due to discharged Bankruptcy borrower not responsible for loan but lien is still enforceable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248841	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  borrower called and made payment of $XX. On 08/XX/2019 the borrower was called and paid  2060.43
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248842	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The authorized third party called in to make a promise to pay by phone on 08/XX/2019.  The third party declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248843	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment on the account and to inquire about the modification that was approved.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated he was current for the month of September and a payment error had not be corrected.  The borrower was advised on 09/XX/2019 that the issue was resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248848	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment of $XXor 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248847	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was contacted about delinquent taxes and will pay them in a few weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  Chapter 7 discharged noted on 10/XX/2016 no evidence of reaffirmation. (no filing date or case # was provided)
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower inquired about adding their spouse to the deed.  They were advised to contact their local courthouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  Bk 7 discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209248853	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Authorized third party called in to inquire about total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248852	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Agent called borrower to collect on past due account. Borrower expressed irritation with receiving a call and call was disconnected.
08/XX/2019 - Called and talked to borrower to collect on past due account - borrower requested a cease and desist and cannot commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248854	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower scheduled a payment in the amount of $XX for 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XX 09/2017); no damage.	8/XX/2019	8/XX/2019	30
209248857	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The servicer placed a collection call to the borrower who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248851	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower requested a branch endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248856	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  An authorized 3rd party called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248859	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in regarding the account status. The borrower advised repairs have not been made and loss mitigation is not needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted on 11/XX/2018 there was a hole over the garage due to XX. The borrower stated on 12/XX/2018 the repairs had not begun and they were still waiting on an estimate. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XX, DR4393, noted on 09/XX/2018.	8/XX/2019	8/XX/2019	30
209248858	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to advise that payment iao $XXould be made at branch on 8-XX-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A monitored claim was filed for water damages caused on 06/XX/2018. The borrower advised the roof collapsed. A check for $XX was received on 08/XX/2018. A second check for $XXreceived on 09/XX/2018. The notes on 12/XX/2018 and 12/XX/2018 stated the claim documents were received and the claim was reclassified as non-monitored. All funds were released at that time. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 08/XX/2018. No damages were reported.	8/XX/2019	8/XX/2019	30
209248860	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower stated they could not make a payment at this time and having issues with another company.  They were advised of home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248863	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 04/XX/2019 spoke to borrower and they will make a payment on 04/XX/2019. On 07/XX/2019 the borrower called in and made a payment over the phone for 994.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248866	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XX cited on 09/XX/2017 and XX on 10/XX/2016.	8/XX/2019	8/XX/2019	30
209248865	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Contacted borrower regarding payment.  The borrower promised to pay $XX today.  The reason for default is excessive obligations.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer received credit dispute and servicer responded that information accurate as reported.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248864	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized third party scheduled a payment for 09/XX/2019 in the amount of $XX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248867	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248869	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to complete a pay by phone on 8/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248868	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in payment for $XX for today RFD curtailment of incoome.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX noted on 12/XX/2017, no damage noted.	8/XX/2019	6/XX/2019	30
209248872	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The last contact was made on 8/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX disaster protection noted 09/XX/2017. No damage noted.	8/XX/2019	8/XX/2019	30
209248873	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to process a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2018	30
209248877	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The authorized third party called in and advise made a branch payment in amount of $XXoday and will make another branch payment in amount of $XXn 08/XX/2019. The authorized third party stated intent is to keep the property and stated not interested in loss mitigation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248875	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promise to pay on 08/XX/2019 the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248878	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019, the borrower called, and the terms of the pending modification trial plan were discussed.  The borrower opted out of the modification review at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248876	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to advise a payment was made the day before.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248880	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The customer called and made a payment in the amount of $XX  for 10/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248881	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Outbound call was placed to borrower regarding past due balance, borrower ptp 1924.93 on 7-XX-19 at branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area (XX) noted on 01/XX/2018. No damages were reported.	8/XX/2019	9/XX/2019	60
209248883	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower stated they had suffered a loss in income and could not talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248882	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019 borrower called to make a payment of $XX. RFD excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248887	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in to make a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248888	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  A3P called in to make payment iao $XXo be processed on 9-XX-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248890	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209248889	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248894	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a promise to pay $XXnline on 6/XX/19 and will make a 2nd payment in amt of $XXn 6/XX/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  Ch 13 discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XX 09/2018); no damage reported.	8/XX/2019	8/XX/2019	30
209248893	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment of $XXfor 5/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248892	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248895	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borr called with questions about pmts. Advised
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 01/XX/2019.  A motion for relief was filed 03/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209248901	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower returned collection call. Promised to pay $XX by mail same day. Cause for delinquency is excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a FEMA disaster area due to XX. No evidence of damage.	8/XX/2019	7/XX/2019	30
209248899	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called informed CSR payment made yesterday online. RFD Excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209248897	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to pay online on 9/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XX noted on 12/XX/2017. Damages in the amount of $XX were reported and since repaired.	8/XX/2019	8/XX/2019	30
209248900	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 03/XX/2018 the borrower called to make sure funds were applied to the right account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by XX as noted on 09/XX/2017. No disaster damage was noted.	8/XX/2019	7/XX/2019	30
209248902	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower stated notary came to her home on Saturday.  Servicer advised will call borrower when documents received and when modification process is completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster 09/XX/2018; no evidence of damages.	8/XX/2019	9/XX/2019	30
209248905	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248904	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248910	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Outbound call was placed to collect past due balance, borrower made payment iao $XXo be processed on 7-XX-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248906	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Comments show contact with borrower regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XX, XX. No damage reported.	8/XX/2019	8/XX/2019	30
209248911	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 the borrower called to make a payment and said they are struggling because husband has not been working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248912	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower stated they had excessive obligations and promised to pay $XX on 08/XX/2019.  They stated they are catching up from payments on college expenses  for their children.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to determine case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248908	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248914	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Outbound call was placed to collect past due balance, borrower scheduled payment iao 2587.05
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248909	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower advised hardship was temporary, and promised to pay $XXnline 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248915	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Servicer contacted borrower for payment. Borrower advised could not make payment on the first and best could do was to make the payment within the grace period. Borrower didn't want to be contacted. Borrower wanted to change the due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Per notes on 03/XX/2018, FEMA declared 9/XX/2017.	8/XX/2019	8/XX/2019	30
209248917	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The last contact was made on 7/XX/2019, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No bankruptcy details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248916	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248918	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer made a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248913	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The last contact was made on 8/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248920	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248921	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called made promise to pay by telephone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248919	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248922	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower stated they are not able to make payment; cannot commit to pay.  The borrower disconnected the call before servicer was able to review payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248923	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The agent called the borrower regarding the July payment. Borrower was advised that been posted for July 3rd and the August 7th payment was rescheduled to August 14th.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX on 09/XX/2017	8/XX/2019	9/XX/2019	90
209248925	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in and made a payment. The borrower discussed the reason for delinquency and also declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XX, , noted on 09/XX/2017. No damages were reported.	8/XX/2019	8/XX/2019	0
209248927	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209248929	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make payment iao $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248931	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called and promised to pay $XXonline by 9/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209248928	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The servicer placed a collection call to the borrower who was unable to make a promise to pay.  The late payment was caused by a curtailment of income.  The borrower declined workout assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248932	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248933	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248930	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last contact with the borrower was on 06/XX/2019. The borrower had questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209248938	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in regarding final modification documents and and notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248934	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Joshua Rivas called in to see what needs to be done to assume the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209248937	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay by phone today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 09/XX/2017 the account noted, the property is located in a FEMA disaster area for XX, no property damage was reported.	8/XX/2019	8/XX/2019	30
209248942	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower scheduled payment and stated they would be making another payment nextweek.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan was last reported to mortgage insurance company on 03/XX/2019.	8/XX/2019	7/XX/2019	30
209248940	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248939	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019, the borrower called to make a payment, confirming a curtailment of income.  The borrower declined loss mitigation assistance and said that things are slowly returning to normal after the (2017) disaster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by XX as noted on 08/XX/2017. No damage was noted.	8/XX/2019	8/XX/2019	60
209248936	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The a3p called to get information in regards to the payment increase, and the agent explained taxes and insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248941	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  01/XX/19-The borrower was advised that her payment did not process on 01/XX/2019 because she ended the call before the date could be confirmed.

08/XX/19-The borrower 1 stated the payment was sent in already and asked that the calls to stop.Requested a cease & desist.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209248944	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK is discharged but no other info given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248943	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  An outbound call was placed to borrower to collect on past-due loan. The total amount due of $XXwas provided and the borrower promised to pay $XXith check by phone on 07/XX/2019. The borrower is now aware check stop lifted and will call back when bank account information is obtained to setup payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248945	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  5/XX/19-Borrower called in to make a payment.

07/XX/19-The borrower called to promised to pay $XX via check by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  08/XX/2017 inbound call borrower inquiring about letter received about past due, advised borrower of due date on modification and payment received
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209248948	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called and scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248950	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Authorized third party called regarding the initial setup and financial interview. The third party decided wants to proceed after being educated on the modification process. The review and potential outcomes were further discussed. The third party stated is interested in assuming the loan as intends to keep the home but payment is high and cannot determine when it will be high or when it will be lowered. The third party was advised fluctuations are due to escrow adjusting and additional information information on the process was provided. All documents needed were discussed and the third party advised would sent in. A payment was successfully scheduled and confirmation was provided.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248951	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  12/XX/18-Borrower called in to make a payment.  Borrower stated has less income with a new job.

08/XX/19-Outbound call to the borrower who confirmed that went back to work on 8/15, still wanting to confirm all of the finances before removing the program  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248952	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209248953	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called for status update on loan.  Borrower could not commit to making a payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248954	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower advised of the terms, conditions and interest rate for the loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248955	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248956	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in with questions about payments. Borrower made a double payment last month and one payment was applied to principal. Requesting reversal and apply it to May payment. Comment dated 10/XX/2017 associate mad contact with borrower to inform they received the separation agreement and should be sufficient to cover the title issue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Mortgage insurance review cited on 03/XX/2018.	8/XX/2019	7/XX/2019	30
209248959	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower does not want to apply for a loan modification at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209248962	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in with payment questions and the servicer provided suspense amounts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248960	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment of $XXor 5/XX/2019. On 07/XX/2019 the borrower was called and made a payment for 980.79
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248963	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  05/XX/19-The servicer placed a collection call to the borrower who made a promise to pay and declined loss mitigation options.

08/XX/19-The borrower called to make a payment of $XX needs to speak to spouse before using any assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248966	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Outbound call to borrower to collect on past due loan, borrower ptp $XXn 8-XX-19 at branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/XX/2017.  The proof of claim was filed 01/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248965	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called with question regarding the escrow account and interest rate.  Attempted to transfer call and it was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XX noted on 08XX2017, no damage noted.	8/XX/2019	7/XX/2019	30
209248967	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Outbound regarding first trail payment received 8/XX/19.  Advised per system of additional trial payments set up on auto pay.  Went over survey.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248976	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to stop auto payments, borrower not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248974	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA Disaster declared on 11/XX/2017 for XX; no damages reported.	8/XX/2019	6/XX/2019	90
209248968	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with borrower and she stated she will be able to keep the account current moving forward and is not interested in ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  Unable to locate case #, chapter and filing date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248972	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  A3P called i  to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to XX.  Damage was noted to the roof and shingles.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 08/XX/2017.	8/XX/2019	8/XX/2019	30
209248971	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 03/XX/2019 Borrower called to make a payment.

On 8/XX/19 The borrower called to make a payment of $XXvia check by phone  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.  03/XX/2019 Commentary stated discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209248978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The last contact with the borrower was on 03/XX/2019 to discuss payment and ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	0
209248981	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The authorized 3rd party called to make a payment of $XXa check by phone. Planning on making $XXments monthly to get caught up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by XX as noted on 09/XX/2017. No damage was noted.	8/XX/2019	8/XX/2019	30
209248980	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248979	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The authorized third party called to make a $XXpayment and promised to pay $XXby phone. The borrower was not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248982	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The last contact with the borrower was on 01/XX/2019 to discuss payment and options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248985	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and made a payment of $XX The borrower stated the reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248983	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The servicer placed a collection call to the borrower who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248988	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Authorized 3rd party scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248990	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  inbound call from borrower to process payment and to advise RFD due to illness
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248989	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2109 spoke to the borrower and they said they will make a payment at the local branch.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the credit reporting.  The servicer researched the payment history and found the rating was correct.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248993	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The customer was contacted to secure payment. A payment in the amount of $XXwas taken over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209248995	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a payment on loan on 05/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209248997	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called regarding payment.  Borrower made a payment in the amt of $XXor 1/XX/19 and 1/XX/19.  Advised borrower that file will not noted and specialist advised.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209248998	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209248994	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called to verify that the not need a notary.  Notes were reviewed and agent confirmed a notary was not required.  Borrower confirmed next payment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249000	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  An authorized third party called in regarding assistance options. The reason for default was noted as unemployment, the hardship is ongoing. The account was transferred to Home Preservation for review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209248999	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Last contact with the borrower they promise to make a payment with check by phone on 06/XX/2017. Borrower stated spouse is now back to work. Property is owner occupied. Previously discussed modification with the borrower as an option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in hurricane disaster area back in 2017 for XX.	8/XX/2019	7/XX/2019	30
209249001	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Associate made contact with borrower in regards to the past due amount and borrower disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XX cited on 02/XX/2019, however; there was no evidence to indicate any outstanding property damage as of the end of the review period	8/XX/2019	8/XX/2019	30
209249006	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Last spoke to borrower on 7/XX/2019 when they were called to solicit payment and borrower stated delinquent due to curtailment of income and excessive obligations and promised to pay. Previously spoke to borrower and promised to pay on 6/XX/2019 and loan is 30 days delinquent. 12/XX/2018 Spoke to borrower when they were called for collections and promised to pay and stated illness of borrower was the issue.8/XX/2018 Borrower was in review for loss mitigation efforts but plan was removed due to reinstatement of the loan by borrower. 03/XX/2018 Borrower was in program to assist the borrower to save the loan from foreclosure and in mediation. Ongoing attempts in loss mitigation to bring the loan current. 12/XX/2017 to closure of the modification and reinstatement of the loan. Prior to this the loan was in collections and delinquent 6/XX/2016 Bankruptcy closed per comments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249003	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borower advised will make a payment online on 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	0
209249002	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in and was advised that the loan was due for April. Borrower advised did not call in to speak about the home loan but their car.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209249013	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.	8/XX/2019	7/XX/2019	30
209249011	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The servicer called and spoke with the borrower who advised will make a payment on 05/XX/2019 and stated does not need any assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249014	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower requested payment history from 2007 to 2009. Borrower also made a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209249012	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called and inquired about seeing sale date on website.  Borrower was advised per attorney loan was reinstated and no sale date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249017	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan was last reported to mortgage insurance company on 04/XX/2019. Property was cited as being located in a FEMA declared disaster area due to XX on 12/XX/2017.	8/XX/2019	8/XX/2019	30
209249015	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called for reinstatement quote- no plans available, active foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	90
209249020	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Outbound re final modification documents.  She has the documents and trying to schedule time with notary.  I advised first payment is due 7/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249019	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower was contacted regarding account status and advised that the payment will be counted for the July payment and to make the August payment to stay on the plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249022	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower was contacted regarding status of account but borrower did not want to talk. Borrower promised to pay $XXwhich was processed the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249021	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a FEMA disaster are due to XX DR4337. No damage reported.	8/XX/2019	7/XX/2019	30
209249023	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/XX/2019, borrower called in to promise to pay $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249024	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The authorized third party called and discussed their financial information.  A $XXment was scheduled.  The late payment was caused by curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209249025	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249027	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to have insurance check endorsed and relaeased at the branch and the request was approved due to account current and a 100% inspection on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XX (XX) declared on August X, 2017. Property damaged reported due to flooded basement but has since been repaired. 100% inspection results received on 07/XX/2018.	8/XX/2019	7/XX/2019	30
209249026	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower contacted about missing documentation for loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249030	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Third party called in to ask general payment questions. Third party wanted to know why on the statement received show the total amount due instead of the payment plan amount. Third party state the reason for the default was due to medical expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249029	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was called on 8/XX/19 to make a $XXpayment.  The late payment was caused by excessive obligations.  The borrower was not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249032	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 Borrower was called in reference to final Modification documents. Borrower was advised should be receiving the documents soon and should also receive a call in reference to setting up an appointment for Notary signing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249034	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Authorized third party stated will send $XXon 01/XX/17. Intent is to pay $XXmatic draft with bank around 01/XX/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209249040	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called and advised she sent in her first payment.  She advised that the purpose of her call is regarding receiving the assumption documents and needed information regarding the documents and signatures.  Rep advised that she has attorney representation and she will need to speak to her attorney with questions she has.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249039	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XX cited on 08/XX/2017. Per property inspection noted 04/XX/2019 all repairs were 100% complete.	8/XX/2019	9/XX/2019	30
209249041	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in to to process a payment 2 payments of $XX Discussed workout options, but no plans offered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209249045	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Contact made with the borrower for a payment. A promise to pay $XXy 04/XX/2019 was made. Also discussed options but borrower stated was not interested in home preservation options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249047	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made payment and declined repayment plan offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 11/XX/2016 due to XX.  The borrower noted on 11/XX/2017 that the roof was repaired but waiting on the ceiling to be completed.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 11/XX/2016.	8/XX/2019	7/XX/2019	60
209249048	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249049	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower requests to receive a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249050	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to make a payment in the amount of $XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Funds were received on 01/XX/2017 to reinstate the loan.  This was payments from 08/XX/2016 thru 02/XX/2017.  The funds were not applied until 2-XX-17. The loan was reported delinquent for February.  Borrowers complaint was the late fees were reflected as still being due when they were included in the reinstatement quote and being charged for an inspection.  The late fees were waived and the inspection had been cancelled.  An inspection fee was not charged.  The reinstatement funds were applied as of January XX, 2017. Borrowers concerns were addressed and issue was resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249053	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The customer called in a payment of $XXand declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The customer reported roof and screen damages from XX. On 11/XX/17 the customer stated estimated repairs were around $XX, but they have not had the funds to repair. The borrower notated a claim was no filed due to having a $XXductible. There was no evidence any repairs were completed.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX.	8/XX/2019	8/XX/2019	30
209249058	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209249059	3	[3] Delinquent HOA Fees [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was contacted regarding a modification review. The borrower advised they did not want to accept the loan modification offered and would like to be removed from home preservation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 08/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX. No damages were reported.	8/XX/2019	8/XX/2019	60
209249062	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Called borrower to advise of a successful recast and a confirmation letter was sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249061	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Last contact with the  borrower they stated will pay online on 08/XX/2018. Borrower stated has had excessive obligations. Customer also stated had a curtailment in income and in addition did confirm property is owner occupied.  Previously discussed modification process with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249065	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Inbound call from the borrower, returning servicer's call. The borrower advised that they do not need additional assistance and will continue to make payments normally going forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209249068	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA declared disaster area - XX XX From 07/XX/2019 - 08/XX/2019 there was no contact with the Borrower. The loan is currently 30 days delinquent.	8/XX/2019	8/XX/2019	30
209249066	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 Borrower called regarding status of account. Borrower stated is Reinstating loan and request to be removed from Modification review process. Borrower was advised the request for removal will be submitted. Borrower was also advised of an appeal if not sure of the removal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249070	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in regarding a letter. The servicer transferred the borrower to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249073	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to advise will make a payment on Friday and will bring account current next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249069	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  03/XX/2019 - Talked to borrower - discussed options - could not offer down payment at this time.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249075	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make a payment iao $XXnd ptp $XX9-XX-19  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower claimed payment dispute as reason for default
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The property sustained damage only to the pool area; and the homeowner reported on 11/XX/2017 that the repairs for $XX were completed.  There is no evidence of a claim being filed nor an inspection verifying the completed repairs.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 10/XX/2016 and 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to XX and Irma.	8/XX/2019	8/XX/2019	30
209249072	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249074	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate that the borrower has been discharged through bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249076	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249071	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The customer expressed a curtailment in income and declined home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249078	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment of $XXor 5/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249081	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment of $XXfor 5/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2019 and there is no evidence of reaffirmation.  Commentary history shows evidence of a prior discharge bankruptcy, however no details are noted during the review.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249083	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Outbound collection call to the borrower to collect past due amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249082	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Called borrower to collect past due amt and borrower promised to pay $XXon 5/XX/19 via phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249085	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called made payment by telephone promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249087	2	[2] Currently Delinquent Mortgage [2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damages caused by XX on 09/XX/2017. The borrower noted they would be receiving a settlement check from the insurance company in the amount of $XXThe claim was classified as monitored. On 07/XX/2019 the borrower stated the adjuster was holding the claim check and wants to be paid prior to releasing the check. No further information was provided.  The damage repair amount is estimated at $XX0.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX.	8/XX/2019	8/XX/2019	30
209249091	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment of $XXor 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249088	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower advised will pay via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted damage on 12/XX/2017 due to XX.  Damage was noted to the garage roof and doors.  The borrower noted on 12/XX/2017 paid for repairs out of pocket and on 01/XX/2018 noted still has repairs to be done and won't be ready for the inspection until March.  There is no evidence of an inspection being completed to confirm repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.	8/XX/2019	8/XX/2019	30
209249094	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer called the borrower to advise that the final modification has been completed, the next payment of $XXs due on on 05/XX/2018. Also they received the sign loan modification documents and a copy of the executed modification documents will be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A Fema Disaster due to XX declared on 9/XX/2017. Air Conditioner was damage but has been replaced.	8/XX/2019	8/XX/2019	30
209249093	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Outbound collection call to borrower to collect past due amount. The borrower promised to pay $XXn 05/XX/2018 via Online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249095	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Called borrower about past due payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249096	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized third party made a desktop payment with agent assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 12/XX/2017 reflects that the property is located in a FEMA Disaster declared area due to XX. There was no property impact.	8/XX/2019	9/XX/2019	30
209249100	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower is calling monthly to make payment through IVR Borrower was called on 4/XX/2019 and stated the reason for the late pay is due to excessive obligations and curtailment of income was causing default and promised to make a 2nd payment to cure the default.4/XX/2018 12/XX/2017 Borrower was interested in a modification agreement and borrower was turned down due to lack of response from the borrower to return needed documents   Borrower stated 12/XX/2017 they are in default due to the hurricane, loss of work, damage to property and cleanup caused hardship. Property was impacted by Hurricane in 09/2017 and the loan was put on disaster relief hold  per comments 09/XX/2017 and released 12/XX/2017 12/XX/2017 Spoke to borrower when she and the could not commit to pay and stated they were in hardship due to disaster XX. 7/XX/2017  spoke to borrower due to late pays on the loan and promised to pay and stated excessive obligations causing issues.01/XX/2017 Borrower stated ongoing issues with the loan due to disability of the borrower and curtailed income 10/XX/2016 Spoke to borrower when they asked for assistance by modification agreement.  9/XX/2016 Borrower is having a hard time making payment and promised to pay Ongoing attempts to reach borrower and spoke on 7/XX/16 and promised to pay and payment set up for 7/XX/2016
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by XX and property was impacted by storm and damages to property due to flooding and per comments damages were approx $XX all repairs completed.	8/XX/2019	7/XX/2019	30
209249098	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called and promised to make a payment.online. Not interested in loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249099	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borr gave ptp amd also stated had ot been able to cash check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249109	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249106	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The bankruptcy was discharged on 04/XX/2019 and there is evidence of reaffirmation.  Motion to approve modification has been filed on the docket at 55 days. Case was released effective 04/XX/2019. As of 08/XX/2019, the loan has not been removed from Bankruptcy protection pending the reaffirmation rescission requested on 06/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209249104	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called regarding the status of loan.  He advised that he had an appointment set up with a notary and they are over an hour late.  He advised he needed the service ID number as well as the contact number to follow up.  Gave borrower the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249105	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promise to pay $XX drafting on 8/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249111	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called and scheduled a payment by phone of $XX scheduled 7/XX/2019. Agent explained lender is still pending to confirm them as the successor. They stated will call a later time to get that process started.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249112	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Called and spoke with borrower regarding final mod documents.  Borrower stated that she has an appointment for Tuesday with notary.  Advised borrower of the first effective date and payment.  Advised borrower of the process and the next steps in the mod process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249108	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower scheduled a payment for $XX effective for today for the repayment plan.  The hardship was cited as unexpected expenses.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249120	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249119	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a one time draft payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249122	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to promise to pay in the amount of $XXon 07/XX/2019. The borrower declined assistance options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 12/XX/2017 the borrower advised of minor roof damages due to Hurricane Nate. The notes stated the property was not located in a FEMA declared zone; however, the area did receive heavy rain. The borrower stated the repairs were completed costing them $XXhere was no evidence a claim was filed. The notes on 12/XX/2017 stated inspection results were uploaded; however, the results of the inspection were not provided.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249121	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called and stated reason for default was due to excessive obligations. Advised will check on February payment then call back to set up arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249124	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in and updated contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249123	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249125	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called with concerns about a missing payment and promised to make a payment online. Comment dated 08/XX/2018 borrower stated work was slow and they went out and got another job.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower had complaint about missing payment. Research completed and issue resolved 5/XX/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to XX noted on 10/XX/2016. No damage(s) reported.	8/XX/2019	9/XX/2019	0
209249127	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was contacted to secure payment. The borrower made a promise to make a payment online by 10/XX/2018. The reason for default was due to temporary curtailment of income and the hardship was resolved. The borrower stated their spouse is a XX and was out of work over the summer. The borrower was advised of the website if they wish to review workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249126	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On 10/XX/2017 Borrower called to request a copy of 2015 1098/1099 document and to promise to pay online on 10/XX/2017. Borrower stated plans to bring loan current November 2017. Borrower was offered options for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called, requested late fees waived.  Advised I was able to waive one fee of $XXAlso provided fax to our written correspondence team.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	0
209249132	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower asked for a copy of completed modification and advised plans to have loan current by month end.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249128	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249136	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The last contact was made on 7/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249134	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in and made a payment over the phone with a representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  Case terminated on 05/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bankruptcy discharged prior to commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209249137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 an authorized third party called to verify insurance policy information. Third party was provided with insurance information and transferred to the correct department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 01/XX/2018 Commentary states property is in a FEMA declared area. 05/XX/2018 Commentary states repairs are 100% completed.	8/XX/2019	7/XX/2019	0
209249143	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Call borrower to collect the past due payment but the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249139	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Contacted the borrower about the past due amount and they promised to pay at a branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249142	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in and stated they did not have access to the website after bankruptcy filing. The borrower inquired on the last payment made and was advised of 02/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249145	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called requesting information for applying for a line of credit, stating going through a divorce and judge will decide who will be awarded the property. The servicer updated borrower financials information even though cannot commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249144	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The customer called and processed a payment. The stated they intend to apply for a workout option. The current review was cancelled and the upcoming payment changes were reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharged bankruptcy noted in the commentary but with no specific date provided. Discharged bankruptcy mentioned as early as 1/XX/2017. Bankruptcy chapter, case and filing date not mentioned either due to happening prior to the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249146	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Outbound contact made with borrower who authorized third party(wife) to discuss past due amount on loan.  Third party agreed to make a payment of 1445.92 online on 4/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249148	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a payment in the amt of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249149	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower authorized a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 12/XX/2017 indicates that the subject property is located in a FEMA Disaster declared area due to XX. No damages reported.	8/XX/2019	9/XX/2019	60
209249152	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made promise to pay, made by telephone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249154	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Last contact with the borrower stated they had death in the family. Borrower could not commit to pay and declined loss mitigation options. Customer did state a third party is going to assist them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249153	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called because person representing as XX agent called nine times today.  Agent took the caller's name and phone number from borrower and advised borrower not to provide banking or account information over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is delinquent under plan.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.  The loan is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209249159	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in and promised to make a payment on 11/XX/2018 via Online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property is located in a FEMA disaster declared area. Damage repaired by the borrower.The final modification was completed on 5/XX/2018 effective date 6/XX/2018.	8/XX/2019	7/XX/2019	30
209249161	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 8/XX/2019, the customer called in and set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249157	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to schedule 2 payments to be drafted on 08/XX/2019 & 08/XX/2019. The RFD was due to a curtailment of income due to the borrower being ill. The borrower was not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249160	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke to borrower and they stated will making two payments at the end of June. Borrower stated not interested in a plan for flex modification. Borrower stated aware of the increase in their payment and will make two payments by June 27th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249165	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in and authorized a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XX, XX noted on 09/XX/2017. No damages were reported.	8/XX/2019	7/XX/2019	30
209249164	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borr called to request funds be release so work can be completed.  Frustrated with the process, borrower requested an exception.  The exception was approved and the process approved as self-monitored.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated reflects that the property is located in a disaster area due to XX. Damages were reported and claim was filed. The claim is a non monitored claim and the funds have been released to the borrower as noted on 04/XX/2018 and no inspection is required.	8/XX/2019	8/XX/2019	30
209249166	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Last contact with the borrower stated can not commit to pay has excessive obligations. Borrower stated they worked for the government and they are not paying him. Borrower stated the US has now funded them. Borrower previously declined modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249168	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to make a payment and plans on catching up with their income tax returns.  They have excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249173	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Called borrower about completing modification and payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XX. No damage reported.	8/XX/2019	7/XX/2019	30
209249170	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019 - Borrower called to make a payment in the amount of $XX.discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA declared disaster area - XX. No damage reported.	8/XX/2019	6/XX/2019	30
209249172	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: FEMA disaster area for XX 09/XX/2017. No damage noted.	8/XX/2019	7/XX/2019	30
209249176	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Loss Mitigation 7/XX/2019 09:30:08.000000 GV2 ******************CUSTOMER NOTES******************CALL FROM XX I ADVISED XX OF THE ASSIGNED SPECIALIST AND CONTINUED TO ASSIST XX REGARDING PAYMENT. I ASSISTED WITH HER PAYMENT. I ADVISED HER OF THE SURVEY.                       ******************CUSTOMER NOTE END***************
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249177	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The last contact was made on 2/XX/2019, in which the borrower discussed the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249178	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The authorized third party was contacted to collect on a past-due loan and stated the reason for default was due to illness of borrower.  They were advised of a demand letter and of home preservation options but said they were not ready at the time to explore those options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249180	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called with a promise to pay $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249179	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to see why a spouse's signature was needed. The borrower also stated the bankruptcy attorney would be contacted for reaffirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No bankruptcy details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249181	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to pay at the branch on 8/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249185	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called, concerned she had difficulty connecting to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249186	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249187	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower scheduled payments in the amount of $XXbe drafted on 07/XX/2019 and 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249188	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer called and scheduled a payment for $XX to process on today's date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The commentary dated 07/XX/2019 reflects a discharged bankruptcy.  The case details are not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	60
209249189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Inbound call from borrower to make a payment $XXrrower not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209249193	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249192	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 4/XX/2018 spoke to borrower about modification status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249194	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  07/XX/2019 borrower made a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249196	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called stated the reason there is a difference in the property and mailing address is that the mailing address is his fathers home and his father helps him with all his financial information so he sends the mail to him.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249197	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to see why the loan is not being reported to the credit bureau. Agent discussed discharged BK status and advised reaffirmation can only be done during active bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited bankruptcy details provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249201	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The servicer made a collection call to the borrower who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249207	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 06/XX/2019 Borrower called to make a payment. Borrower promise to pay with check by phone for $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249199	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called with a promise to pay $XXon 6/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249211	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: 12/XX/17 indicates the home is located in FEMA disaster area. No damage reported. A non monitored claim found on the account for flood damages from 04/XX/17. A check was released and endorsed IAO $XX.	8/XX/2019	7/XX/2019	30
209249202	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower verbally accepted a 3 month repayment plan and made the initial down payment of $XX check by phone. The agent advised that the repayment plan letter will be mailed out and instructed to return once it is executed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249206	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower made a promise to pay at branch with agent over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249205	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to advise she will make May payment mid=June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 12/XX/2017 due to XX.  Damage was noted to the roof and windows were shattered.  The estimated cost to repair was $XXhe status of repairs was not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.	8/XX/2019	8/XX/2019	30
209249212	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 Borrower called to make a payment. Reason for default curtailment of income. Borrower stated unable to satisfy the plan currently on the loan and was informed of consequences. Borrower was offered options for available assistance and is not interested in Home Preservation options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2012.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received.  A review reflects the reporting to be accurate.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted property damage on 11/XX/2017 due to XX.  Damage was noted to the pool liner and the fence and was estimated at $XXpairs were made out of pocket.  The borrower noted on 05/XX/2019  had to repair the septic system.  The borrower noted the repairs were completed on 06/XX/2019.  There is no evidence of an inspection confirming repairs were completed.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.	8/XX/2019	9/XX/2019	30
209249210	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The last contact was made on 6/XX/2017, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Hurricane comments noted on 12/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	8/XX/2019	8/XX/2019	30
209249209	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower advised on 08/XX/2019 they fell behind due to an illness. The borrower scheduled payments to draft on 08/XX/2019 and 09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249217	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized third party spouse stated borrower works overseas as pilot and has not gotten paid since July; will make payment by 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249215	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made promise to pay began new job will be back on track soon. RFD Curtailment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249216	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Inbound call from authorized third party, spouse, requesting information on an escrow letter received from servicer.  The authorized third party stated that the property was owner occupied and that was not interested in loss mitigation.  Third party stated taxing authority had wrong information and requested servicer research. Servicer received corrected bill from taxing authority.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Only information provided is that borrower had a discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249220	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to advise the payment would be made on 7/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249218	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249219	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249204	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  08/XX/2019 BOrr called to schedule a payment iao $XXfir 08/XX/2019.

05/XX/2019 borrower made a payment of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249221	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 7/XX/2019, the borrower called in and authorized a one time retraction on the cease and desist that it on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249225	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The last contact was made on 7/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Disaster declared 09/XX/2017 due to XX, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	8/XX/2019	7/XX/2019	30
209249224	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018 Borrower was called in reference to final Modification documents. Borrower advised will get documents signed, notarized, and sent back in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  06/XX/2018 Commentary states discharged Bankruptcy. There is no other information about the bankruptcy in the Commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249226	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 07/XX/2019 authorized third party called in and made a payment in amount of $XXand was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflects a discharged chapter 7 bankruptcy. However, the filing date, case number and discharge date not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a FEMA declared disaster area due to XX DR4337. No damage reported.	8/XX/2019	8/XX/2019	60
209249227	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to request assistance options and refused to go through the modification process after discussing the required documentation needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249232	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249229	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower advised the reason for default was excessive obligations and illness of family member; borrower sent in money order.  The borrower scheduled a second payment in the amount of $XXfor 06/XX/2019.
On 07/XX/2019 the borrower called in to make a payment by phone for  899.78
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209249231	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 1/XX/2019, borrower called and can't commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249238	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called to request tax id number but the call was disconnected by accident.  Borrower has no number on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249240	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower was contacted to secure payment. The borrower was advised on the reason for the call and the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249246	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment of $XXfor 5/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XX. No damage reported.	8/XX/2019	7/XX/2019	30
209249234	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 8/XX/2019, the borrower was contacted but the borrower was told they can not commit to pay but isn't interested in home preservation options.  The reason for default was listed as both curtailment of income and excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249237	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower stated that they will be making a payment on 08/XX/2019 and noted reason for delinquency is due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to XX. No property damage was cited.	8/XX/2019	8/XX/2019	30
209249243	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower stated that a payment was already sent. Borrower also want to make another payment for 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 01/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XX as cited on 09/XX/2017.	8/XX/2019	8/XX/2019	60
209249236	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to make a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	4/XX/2019	30
209249241	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called and stated bankruptcy case was dismissed in error and they are in the works to reopen the BK chapter 13 case.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2016.  A motion for relief was filed 08/XX/2017.  BK: Case XX, Filed 07/XX/2013, Chapter 13, Dismissal 6/XX/17 in error as indicated on 7/XX/17 - Motion to re-open 8/XX/17.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249249	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower advised that they will make a payment on 09/XX/2019 at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249251	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and was advised that in February an escrow analysis was completed which changed the payment to increase effective in April. The borrower was advised has not been making the proper payment amount so the payments have not been applied. The borrower indicated was upset by this and the collection calls.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Per comments borrower has a duplicate charge and it will be corrected.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249248	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 4/XX/2019, borrower called regarding payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249247	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  08/XX/2019 Borr called to make a payment.  Advised borr that the payment he scheduled on 07/XX/2019  was returned "account closed".  Borr was very upset and state he did not schedule a payment on 07/XX/2019 so the call was escalated to a supervisor.  A payment was scheduled iao $XXor 08/XX/2019.

Borrower made promise to pay RFD excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249253	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called regarding the modification denial offered short sale borrower refused stated bringing loan current. Borrower paid $XX. to bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249255	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The last contact with the borrower was on 10/XX/2016 to discuss unapplied funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249254	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borr called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249258	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called in to make a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249260	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to verify payment details and advised payment of $XXhad been made via money gram on 6/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249267	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower promised to make a payment in the amount of $XXby 04/XX/2018 via Online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Commentary dated 12/XX/2017 indicates that the property is located in a FEMA disaster area due to XX; no damages reported.	8/XX/2019	7/XX/2019	30
209249264	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  02/XX/2019 outbound collection call authorized third party scheduled payment 2438.49 , reason for default excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249263	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower could not commit to a payment and advised that work has been slow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property may have been impacted by XX as noted on 09/XX/2017.	8/XX/2019	8/XX/2019	60
209249268	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called with a promise to pay and we went over work out options borrower was than transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249269	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Called and spoke with Borrower re status.  She has signed final mod.  I advised we will follow up once I can confirm the signing is complete and documents are received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249270	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called with questions about payments.  Borrower made a promise to pay $XXt bank branch on 10/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	60
209249271	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to schedule payment iao $XXto be processed on 8-XX-19. Borrower accepted rpp
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249276	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower will make payment of $XXt  servicer branch office. Borrower not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XX as noted on 12/XX/2017. No damage reported.	8/XX/2019	8/XX/2019	30
209249273	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to schedule payment iao $XXbe processed on 7-XX-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249279	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called regarding a letter received- went over last payment received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No BK info provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249275	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  04/XX/2019 borrower made a payment of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	90
209249281	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrowers had just left the XX branch signing Modification docs
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249282	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower irritated about calls, states calling them will not make them able to pay, they were unemployed and now working part time, borrower not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	90
209249283	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  03/XX/2017 - Authorized 3rd party called to make payment in the amount of $XXwith check by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249286	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in regarding a foreclosure package that was received in the mail. The servicer stated it was for informational purposes in case a modification is desired at a later time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The case was discharged and closed without reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249277	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  An authorized third party scheduled a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249274	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borr called to check the status of the modification documents. Specifically does she need to have the document notarized.  Advised yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported roof damage on 11/XX/2017 due to XX.  The roof was noted as leaking and the borrower was reaching out to insurance with estimated repairs of $XX$XXamage was noted on 02/XX/2018 to skylights and roof and water damage to the interior walls. There was no evidence a claim was ever filed. An inspection was scheduled for 03/XX/2018 and the results were updated on 03/XX/2018.  The results of the inspection were not provided.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.	8/XX/2019	8/XX/2019	0
209249287	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke to the borrower who advised of excessive obligations and could not commit to a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249285	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209249288	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called and completed a pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2016.  BK converted from Chapter 13 to Chapter 7 on 11/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to XX (XX) declared on September XX,2017. There was no mention of damages. BK Loan Modification 04/XX/2016.	8/XX/2019	8/XX/2019	30
209249291	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Outbound call was placed to advise of mod approval but borrower stated that he needed more time to decide whether or not modification would be accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XX as cited on 02/XX/2019.	8/XX/2019	8/XX/2019	60
209249289	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke to Borrower who scheduled payments in the amount $XXn 05/XX/19 and 05/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249290	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower declined the loan mitigation offer and stated they will cure the account without assistance tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249292	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249294	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary states borrower called in to schedule a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Discharged bankruptcy; date is not listed in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX on 9/XX/17. There is no damage to the property indicated.	8/XX/2019	7/XX/2019	30
209249293	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower advised will make a payment online on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249295	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  An authorized third party called in to advised reinstatement funds had been wired. The funds were confirmed as received and that a statement would be generated, a letter would be sent if there were remaining fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA disaster area for XX 11/XX/2018. No damage noted.	8/XX/2019	7/XX/2019	30
209249299	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower promised to call back and make a payment by phone.  Borrower did not have checkbook.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  on 03/XX/18 the customer expressed concern with the account being reported to the credit bureau. The rep confirmed their February payment was taken out of the savings account rather than their checking account,  which caused the payment to be returned.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK case, discharge date and chapter was not provided in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249304	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  An authorized third party called to get information on disaster relief options and was advised of HAMP limitations. The authorized third party will discuss this with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA Disaster area XX noted, no damage noted	8/XX/2019	8/XX/2019	30
209249301	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Associate made contact with borrower regarding the review decision and was offered a Flex modification. Borrower stated they were not interested in this plan at this time and plans on bringing the loan current within the next 30 days. Associate informed borrower to contact servicer in the future if tjhe need assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XX as cited on 12/XX/2017. Property loss notes cited on 11/XX/2017 was due to a flood that occurred on 08/XX/2017 with claim check amount of $XX which was endorsed and released as claim is not monitored status.	8/XX/2019	7/XX/2019	60
209249298	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower was confused about the format changes to the monthly statement but was informed of the amount due and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249303	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and will pay at a branch.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is stop pay block.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed having bad check stop placed on the account and having to make payments via certified funds. The agent advised it was due to the payments dated 06/26, 07/06 and 10/11 being returned.  There were 3 insufficient payments being returned in a rolling 12 month period.  The agent confirmed on 10/XX/2018 that the stop on personal checks was removed from the account on 10/XX/2018 due to the hurricane disaster.  The dispute was resolved on 11/XX/2018
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by XX. No damage was reported.	8/XX/2019	8/XX/2019	30
209249305	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area caused by an unspecified Hurricane as noted on 09/XX/2016. No damage is noted.	8/XX/2019	8/XX/2019	60
209249308	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249300	3	[3] Title Issue -: Legal Description [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower was contacted in regards to modification documents.  The borrower stated has an appointment scheduled with the notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  A legal description issue was noted on 01/XX/2019.  Surveys were requested and the results confirmed a discrepancy about whether the easement description follows the existing roadway/driveway.  It is likely that is does not.  Issues could result needing to obtain a new easement over the actual existing roadway/driveway or will need to create a new roadway/driveway that follows the easement description.  An additional survey was noted as pending.  The foreclosure was closed on 02/XX/2019 with no evidence of resolution.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249309	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 the borrower called stating she saw a payment sent to them --has no record of check number or anything
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249306	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer called and spoke with the borrower to collect on past due loan. The borrower cannot commit to pay. The borrower stated will call back once knows more about their financial situation and when next payment will be. The borrower verified that the property is owner occupied intent is to keep and stated not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249311	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249314	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment and discussed home preservation options.  The servicer noted RFD as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower contacted went over homeowner cancellation letter. Borrower made a payment of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209249317	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The servicer called the borrower who made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing credit report information, but agreed with the servicer's resolution on 10/XX/2016.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249313	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to verify insurance information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No additional information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Hurricane comments noted on 12/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	8/XX/2019	7/XX/2019	30
209249318	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borr called to make a payment iao $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249320	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Disaster declared on 09/XX/2017 due to XX. No damage noted.	8/XX/2019	7/XX/2019	30
209249321	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249323	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a payment in the amount of $XXand states that they always make their payments at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249327	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019 - Spouse called - not on loan - wanted to know payment amount - advised cannot give out information please have borrower call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249324	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer plannned to make a payment at a branch location and declined loss mitigation options. The rep also confirmed due to the discharged BK they are not liable for any loan debt.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK case, discharge date and chapter was not provided in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249329	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to schedule a payment for $XX effective 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249325	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to make a payment and the servicer noted they have excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249330	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Inbound call from authorized third party, borrower's spouse, to modify scheduled payment. Third party scheduled payment for $XXbu 7/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249332	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was offered a repayment plan but declined the plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249335	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized third party scheduled a payment in the amount of $XX for 08/XX/2019. Reason for delinquency was noted as excessive obligations. Authorized third party noted issues with job and student loans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249333	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called regarding a voicemail he received. Advised borrower of recent notes on file.  Advised borrower pending update of modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  Bk 13.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209249331	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249340	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in a promise to pay $XXn 08/XX/2019.
..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2017.  Discharged chapter 7 noted 02/XX/15.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209249337	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquired if a payment can be taken using a credit card, representative advised would need to use a checking or savings account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249338	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower contacted the servicer on 05/XX/2019 to schedule a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249339	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower spoke to the Servicer about the account status and can not commit to pay current.  They discussed repayment plan and RFD, which is unemployment of spouse.  The borrower was approved for repay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX on 9/XX/17. There was no damage to the property indicated.	8/XX/2019	8/XX/2019	30
209249342	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Inbound call from borrower. Borrower wanted to make a payment but is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249347	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249346	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower stated will pay by phone on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249343	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to schedule payment and stated they were not interested in loss mitigation options. Comment dated 08/XX/2017 associate went over the terms and conditionso of the trial plan and informed borrower about post modificatin counseling.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249351	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower will make a payment at their branch on 4/XX/18.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Filing date, case number, and discharge date is unknown.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249349	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called- ptp-  for 1/XX/19 & 1/XX/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249357	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called into make a payment.  Payoff request on 8/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249360	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019 Borrower called to make a payment. Reason for default curtailment of income. Borrower was offered options for available assistance and is not interested in Home Preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249361	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called and stated that he was not interested in a Trial offer. The borrower stated that he would bring account current on his own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 01/XX/019 reflects that property is located in a FEMA Disaster declared ares due to a hurricane. No damages reported.	8/XX/2019	9/XX/2019	60
209249359	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in and made a promise to pay for $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249364	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The co-borrower called in and requested help getting a payoff.  Servicer assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Only information provided is dc
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249362	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to pay by phone today, promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249369	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On 12/XX/2017, the borrower called to see why the payment was auto drafted and said will pay at Bank Branch tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2017, reflects the property is located in a FEMA Disaster declared area XX due to XX. No damages reported.	8/XX/2019	7/XX/2019	30
209249370	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Servicer called to collect past due payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249371	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249366	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249372	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Outbound call to borrower regarding the past due loan. Borrower stated not interested in the Home Preservation program and promised to pay $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249374	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Comments show contact with borrower regarding loan status and payments. Servicer discussed modification with borrower and process, servicer processed all three mortgage payment for trial.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 12/XX/17 FEMA Declared disaster area for XX.	8/XX/2019	8/XX/2019	0
209249375	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Outbound call to borrower to collect on a past-due loan. Borrower made promise to pay $XXnline on 01/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249378	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to setup a  payment of $XXnd stated the reason for default was due to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249373	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called about status of reinstatement funds
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249376	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018 spoke to ATP about mod docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to check and payments and see if they need to set them up again.  No payment set up for May so servicer processed a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX XX on 11/XX/16. There is no damage to the property indicated.	8/XX/2019	7/XX/2019	0
209249381	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in to request assistance options. Borrower accepted disaster relief.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Disaster declared on 08/XX/2017 due to XX.	8/XX/2019	7/XX/2019	30
209249382	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The representative called the borrower to collect on past-due loan. The borrower made a promised to pay $XXwith check by phone on 3/XX/19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the corporate advance fees and requested a breakdown.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Commentary dated 3/XX/19 indicated that the borrower had to pay out of pocket for the damages to the cars and the home.  The borrower noted external damage due to both XX and Florence.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 10/XX/2018.	8/XX/2019	8/XX/2019	30
209249386	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Called borrower to collect past due amt.  Borrower verified himself and stated he could not talk and then he disconnected the call.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 04/XX/2019. The notes on 04/XX/219 stated it was determined the information reporting was accurate.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 12/XX/2017.  Bk 13 discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: FEMA declared disaster zone.The property was located in a FEMA Disaster Area due to XX (XX) noted on 09/XX/2018.	8/XX/2019	8/XX/2019	30
209249384	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in regarding general status of the loan and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments indicate that the borrower has been discharged through bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XX as noted on 08/XX/2017. There is no evidence of damage to the property.	8/XX/2019	7/XX/2019	30
209249383	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249385	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	60
209249390	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to modify a payment and also declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249389	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Co borrower stated they made payment at a branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The commentary reflects the property is located in a FEMA Disaster declared area due to XX and flooding (XX) cited on 07/XX/2019. No damages reported.	8/XX/2019	8/XX/2019	0
209249392	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called and was advised of specialist assigned.  Rep communicated decision of denial.  Rep discussed liquidation options with borrower.  Borrower declined the short sale option.  She advised she needed some time to decide what her next steps will be.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249393	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to discuss account and will make payment for September on 9/XX/19.  They were offered SPOC assistance options.  They were not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249391	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] Delinquent HOA Fees [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower called in with a payment dispute. The servicer researched, found the misapplication error, and made the corrections.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 08/XX/2017 due to XX and wanted to file a claim.  Damage was noted to the roof and siding on 12/XX/2017 and estimated to be 40% completed.  No funds were received from insurance or FEMA.  There is no evidence of an inspection confirming repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 08/XX/2017.	8/XX/2019	8/XX/2019	30
209249394	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower spoke to the servicer about the account status and modification process.  They want to apply for a modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249396	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $XXeffective 6/XX/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249397	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XX 09/2017); no damage reported.	8/XX/2019	7/XX/2019	30
209249398	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Authorized third party borrower daughter called in PTP $XXt branch office on 5/XX/2019 RFD curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249395	2	[2] Currently Delinquent Mortgage [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 the borrower called to say they are only supposed to be one month behind and that they have been trying to get issue resolved since 2012.Said is still disputing and will pay at branch.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  On 08/XX/2019 the borrower advised of an ongoing payment dispute since 2012. The borrower claims the due date is incorrect, and has been since they completed a repayment plan in 2012. The file was escalated and a review was opened in efforts to resolve the dispute. There is no evidence of a resolution.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249400	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249403	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in regarding his modification and why automatic payments haven't came out yet
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249399	2	[2] Currently Delinquent Mortgage [2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower was contacted and made a promise to pay for $XXon 8/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/XX/2017 due to XX.  The borrower called to file a lender placed insurance claim. The commentary dated 11/XX/2017 states the claim is monitored and a letter was received from the insurance company.  The adjuster's report was received on 01/XX/2018.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being approved or funds received.  Property repairs have not started.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XX, noted on 09/XX/2017.	8/XX/2019	8/XX/2019	30
209249401	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to advise that payment would be made at branch that coming Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2016.  The proof of claim was filed 12/XX/2015.  The case was dismissed and closed.

A previous case, 13-10644 was filed 04/XX/2013 and was terminated 02/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249404	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called 07/XX/2019 to make as payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249409	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The successor in interest was contacted  and promised a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249413	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer was offered assistance and made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 1/XX/19 FEMA Declared disaster area for XX.	8/XX/2019	9/XX/2019	30
209249411	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment.
08/XX/2019 - borrower called to make a payment in the amount of $XX discussed options - borrower declined assistance offers  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249415	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make a payment on the account and stated the reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249416	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 the borrower stated he sent 1045.82 and informed that the payments are 1076.72; borrower paid the difference of 30.90 .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	60
209249414	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  02/XX/2019 inbound call borrower inquiring about insurance information, borrower promised to pay $XX reason for default excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249417	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment of $XXor 7/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249418	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to make sure their payment for 07/XX/19 was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249419	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Inbound call with questions about payments, and to make an actual payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Details omitted
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249420	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact with the borrower was on 07/XX/2018 to discuss reasons for default and workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249427	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Called borr regarding late pays. Borr promised to make payment in the branch on Thursday iao $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA disaster XX 08/XX/2017	8/XX/2019	9/XX/2019	30
209249425	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019 the borrower called and made a payment over the phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249424	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249428	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay citing property issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249432	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to advise of intent to make payment iao $XXat branch on 8-XX-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249430	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249433	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower informed the servicer on 08/XX/2019 of intentions to make additional payments in order to get the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249436	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower contacted to collect payment, borrower promised to pay $XXby 5/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249437	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and scheduled a promise to payment fir 8/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249440	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called in to request copy of reinstatement quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2015.  The proof of claim was filed 10/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in XX. Threre was no mention of damages.	8/XX/2019	6/XX/2019	30
209249444	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment in the amount of $XXEVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Escrow account.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  Escrow account dispute researched - borrower changed insurance companies - new policy faxed. Researched completed 6/XX/2019.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to XX noted on 9/XX/2017 and XX noted on 10/XX/2016.	8/XX/2019	8/XX/2019	30
209249439	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  02/XX/2018 - Called borrower regarding final modification documents - borrower advised have received the final documents -- advised borrower I can transfer to notary department to set up appointment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249441	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called made payment $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249443	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 01/XX/2017. The claim was closed on 06/XX/2017 with all funds released and a 100% inspection noted on 06/XX/2017.	8/XX/2019	7/XX/2019	30
209249448	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower promised to make a payment by 02/XX/19. The borrower cited excessive obligations as the reason for default.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed on 05/XX/2017 and resolved on 06/XX/2017.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XX as noted on 08/XX/2017. There is no evidence of damage to the property.	8/XX/2019	8/XX/2019	30
209249447	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 05/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was contacted in regards to the completion of the modification. The borrower was advised the account is due for August and the amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249451	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249452	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to schedule a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249456	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called and informed servicer they lost job and would be starting a new job soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XX as noted on 09/XX/2017. There is no evidence of damage to the property.	8/XX/2019	8/XX/2019	30
209249454	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called and authorized a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249453	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to schedule payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute received with borrower disputing past and present account status. Research results shows no adjustments were made.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249455	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The authorized party called about the inspection results.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249458	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment in amt of $XX
On 08/XX/2019 the borrower called in and made a payment of 1156.15 .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209249457	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249462	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower advised RFD illness of mortgagor, made promise to pay $XXnd plans to bring loan current on their own by the end of September, decline home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249466	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer called in referencing loss from storm and reported a new claim. The rep advised on the time frame.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK case, discharge date and chapter was not provided in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249461	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer stated she has had a hard time renting property as it is now vacant and she is making payments on two homes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249464	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in payment for $XX for today
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249465	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower not interested in loss mitigation options. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249469	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in to verify status of draw check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for wind damages caused on 06/XX/2016. An inspection was received on 03/XX/2017 showing 100% of repairs were completed. The final draw of funds was released on 03/XX/2017.	8/XX/2019	7/XX/2019	30
209249470	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made promise to pay $XXat branch and stated is not interested in loss mitigation options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249468	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to  make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249474	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/2019 Authorized third party called to request Reinstatement quote. Third party was advised account is in Litigation and to contact the attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in XX. There was no mention of damages. Loan removed from foreclosure on 01/XX/2019 due to loan reinstatement.	8/XX/2019	8/XX/2019	30
209249476	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called and stated stopped by branch and paid Dec and Jan. Advised total due. Not interested in loss mit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249475	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Florida XX (XX) 9/XX/17.	8/XX/2019	8/XX/2019	30
209249473	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower had questions about insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249481	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 Authorized third party was called in reference to status on account. Third party was advised the death certificate was received and the account was updated. Third party was advised of next steps to become the Successor in Interest.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249483	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  08/XX/2019 Borrower made payment in the amount of $XX05/XX/2019-the customer called for a one time draft in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249480	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Authorized 3rd party could not commit to pay, tenant not paying. They are waiting on modification paperwork.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249482	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  the customer called and provided a one time draft in the amount of $XXOn 08/XX/209 the borrower caled in to make a payment of 1277.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249484	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249485	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249490	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower made a payment effective 06/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249494	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019, the borrower made contact via an inbound call. She had questions about escrow shortage and breakdown.  Payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249495	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The last contact with the borrower was on 0/XX/2016. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249493	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower scheduled a payment for 9/XX/2019.  Borrower stated reason for payment delay was due to home repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XX 8/XX/17. No damage reported	8/XX/2019	8/XX/2019	60
209249491	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  08/XX/2019- Borrower called about payment questions
12/XX/2018- The borrower contacted servicer about letter stating funds were un-applied.  The servicer advised that $XXas placed in suspense from their recent $XXpayment because it was not enough to make another full payment.  The servicer advised the borrower owes $XXor Dec payment. No loss mit options were solicited due to discharge BK
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249499	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The servicer called and spoke with authorized party who stated payment has already been sent.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower is disputing payment stating payment was sent two weeks ago
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a disaster area due to XX DR4337. No damages reported.	8/XX/2019	7/XX/2019	30
209249497	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called and promised to pay $XXby 6/XX/18.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Investigation of FCRA dispute, borrower disagrees with response code; information updated
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249498	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Talk to borrower regarding final mod docs will be sent by FedEx borrower states has set up appointment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249503	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249505	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called and inquired about a home equity call was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No information on bankruptcy except there was a bankruptcy and it is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249501	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The brrower scheduled payment in the amount of $XX for 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249507	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The last contact with the borrower was on 03/XX/2019 to discuss reason for default. The borrower also made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249508	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019, the borrower called to schedule a payment over the phone. Disclosure due to prior bankruptcy was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249510	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer called and spoke with the borrower to collect payment. The borrower made a promise to pay $XXonline. The borrower stated delay in payment was due to being overseas and had a breakdown of internet in area and it just got back up. The borrower verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, declared on 09/XX/2017 due to XX, no property damage was noted.	8/XX/2019	8/XX/2019	30
209249514	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is evidence of reaffirmation.  borrower intends to keep property and pay loan 09/XX/2016
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249513	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 Borrower was called in reference to past due payment. Borrower promise to pay with check by phone on 08/XX/2019. Reason for default Borrower 2 is ill. Borrower was offered options for available assistance and is not interested in Home Preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249515	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay $XXon 09/XX/2019 and a 2nd payment of $XXon 09/XX/2019. The RFD was due to being ill. The borrower was not interested in loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249516	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/XX/2019 Borrower called to ask for financial assistance options. Borrower said work was slow. Borrower stated will wait until hardship is over to make a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249517	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called and set up promise to pay in the amount of $XXfor 8/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249520	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249523	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a promise to pay $XXand stated the reason for delinquency is curtailment of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249525	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On 08/XX/2017, reinstating the loan was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249527	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called and made a payment of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249524	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  08/XX/2019- BOrrower called to make payment int he amount of $XX06/XX/2019-Borrower called to scheduled payment. Comment dated 01/XX/2019 borrower called in regards to payment being drafted when they requested to cancel the payment due to repairs they had to make on their furnace and received fees from their bank when they requested to have the payment stopped. Borrower scheduled payments for 01/XX/2015 and 02/XX/2019 in the amount of $XXch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249526	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249534	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2.25.2019 Borrower called to inquire about financial assistance options. Servicer advised they could make partial payments until caught up and could transfer them to get more help. Borrower said they would call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209249533	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called to inform they would be making a payment for $XX by 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249531	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249532	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was called on 5/XX/18 to discuss the current marital status and to confirm the receipt of the missing pages of the divorce decree.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249535	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in and made a payment over the phone to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249539	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	90
209249542	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  05/XX/19-The borrower called to make a payment for $XX.The borrower advised the RFD is due to getting paid at the end of the month and was offered loan assistance if needed.

09/XX/19- Borrower called to make a payment of $XXvia check by phone, stated HP caused borrower to fall behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249544	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called for a status update of reinstatement quote.  The borrower was advised the quote was sent to them.  They stated they will wait for the letter and then wire funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XX disaster area noted on 12/XX/2017. No damages were reported.	8/XX/2019	7/XX/2019	30
209249543	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 04/XX/2019 Borrower was called in reference to past due payment. Borrower could not commit to pay. Reason for default curtailment of income. Borrower was offered options for available assistance and is not interested in Home Preservation options. Borrower stated awaiting funds to bring loan current.
07/XX/2019 - Borrower called with a promise to pay $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249546	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to change the date of a previously scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249547	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in to speak with the assigned specialist who was not available. Service rep continued to assist the borrower answering questions and placing a request for the specialist to contact the borrower at their earliest convenience.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249548	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249550	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249552	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 Borrower called for a status update. Borrower promise to pay online on 09/XX/2019. Borrower stated was out of work but is now back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  From 03/XX/2018 through 07/XX/2018 the borrower made multiple references to the property being damaged by the Hurricane; the details of the damages were not provided. There was no evidence of a claim being filed or the repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XX noted on 09/XX/2017.	8/XX/2019	9/XX/2019	0
209249551	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer called to advise that they were not working during the summer, but back to work now. The customer called to make a payment arrangement in the amount of $XXcheduled for 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in FEMA disaster area, declared on 09/XX/2017 due to the XX, no property damage was noted.	8/XX/2019	8/XX/2019	30
209249554	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to advise that payment iao $XXould be made 5-XX-19 via online  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249555	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 09/XX/2016.  On 09/XX/2016 the report was updated.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 08/XX/2017. A claim was filed for damage. The claim was closed on 02/XX/2018 with all funds released and a 100% inspection noted on 12/XX/2017.	8/XX/2019	8/XX/2019	60
209249557	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Third authorized 3rd party called regarding letter about foreclosure after reinstating the loan. The 3rd party was advised that the loan reflects reinstatement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249559	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Inbound Borrower to make payment.  2nd nsf received 8/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower is still in 12 month trial to perm; however, a 2nd nsf check occurred 8/XX/19. Plan still active.	8/XX/2019	8/XX/2019	60
209249563	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XX noted on 12/XX/2017. No damages were reported.	8/XX/2019	7/XX/2019	30
209249560	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The authorized third party (ex spouse) confirmed that flood insurance had been removed from the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249561	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make a payment in the amount of $XXwith check by phone on 01/XX/19.
08/XX/2019 - borrower called with a promise to pay $XXby end of day
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharged sometime in 2008
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249564	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to verify the reinstatement information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	0
209249566	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249565	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment and then the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249567	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower scheduled a payment of $XXwith the agent. Once processed the confirmation number was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 10/XX/2018 - FEMA hold for XX impact XX. No damaged noted.	8/XX/2019	9/XX/2019	30
209249568	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209249571	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in for account status. Borrower advised that bank did not transfer funds, was advised will attempt to run check 3 times.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249575	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was contacted regarding the past due payment. The borrower promised a payment. Excessive obligations noted as the reason for default due to unexpected medical expenses for the borrower's son.  The borrower was not interested in program options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX on 9/XX/17. There is no damage to the property indicated	8/XX/2019	8/XX/2019	30
209249573	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249572	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The customer made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249570	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in returning call rep advised will need to transfer call to representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249576	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249577	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249579	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called with additional questions regarding the final modification documents. The borrower was educated on what sections of the documents needed to be signed an notarized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249580	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment and cited death of the secondary borrower (spouse) as the reason for default.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of secondary borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: One of the borrowers is deceased; the date of death was 04/XX/2019.	8/XX/2019	9/XX/2019	30
209249581	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 06/XX/2019 spoke to the borrower and they accepted the flex modification.
08/XX/2019 - Called and spoke with borrower regarding final modification documents - borrower stated they met with notary the night before and will send in completed documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	90
209249584	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249586	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  Discharged bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249585	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Notes indicate the borrower called regarding the documents. The borrower advised of sending the documents on Wednesday. The agent answered all questions and will followup with them on Thursday after reviewing the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	90
209249587	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249588	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Commentary states borrower called in to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249590	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 2/XX/2018, borrower called in and promised to pay $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249593	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249592	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Contact made with the borrower to go over the 6 month repayment plan. The borrower stated the reason for default is resolved and back to work full time.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2009.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 09/XX/2018, the servicer completed dispute research and updated the appropriate information.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209249594	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower promise to pay on 12/XX/2018 the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249596	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249597	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $XXeffective 7/XX/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249599	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Outbound call was placed to borrower regarding past due balance, borrower ptp 1023.39 on 8-XX-19 via online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XX as noted on 09/XX/2017. There is no evidence of damage to the property.	8/XX/2019	8/XX/2019	30
209249600	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer called to make a payment arrangement to make first payment for the repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249607	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/19-The customer made a payment and confirmed excessive obligations. The customer also declined options for the account.

08/XX/19-The Borrower called change a scheduled  payment, promised to pay $XXia check phone on 9/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249605	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: XX noted on 12/XX/2017, no damaged noted.	8/XX/2019	7/XX/2019	30
209249595	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XX as noted on 09/XX/2017. There is no evidence of damage to the property.	8/XX/2019	7/XX/2019	30
209249603	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The last contact with the borrower was on 01/XX/2019. Workout options were discussed. Borrower made a payment in the amount of $XXt the branch on 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249609	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized third party spouse called in and made a payment in amount of $XXand was provided with the confirmation number. The authorized party verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249608	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was called to collect on the past-due amount.  The borrower scheduled two payments for $XXor 8/XX/19 and 9/XX/19 and refused the loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249612	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower stated that they will make a payment at the bank branch on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249615	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] RFD - Borrower Illness [3] Title Issue -: Liens not Perfected [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay $XXnline on 09/XX/2019. The RFD was due too being ill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Liens/judgments were noted on title.  There is no evidence of release or satisfaction.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted on 08/XX/2017 had to pay out of pocket for storm damage in the amount of $XXThe damage repair amount is estimated at $XX0.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249616	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249618	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called made promise to pay in branch.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had a payment dispute. This was resolved on 1/XX/2019.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Wildfires, Flooding, Mudflows, And Debris Flows as noted on 1/XX/2018. no damage reported.	8/XX/2019	8/XX/2019	60
209249617	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to decline the loan modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower was concerned about the total amount due on the loan. Borrower was provided with a payment history for review.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2015 and there is evidence of reaffirmation.  A motion for relief was filed 11/XX/2015.  Discharged bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	90
209249619	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to make a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249623	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in XX. No damages were reported.	8/XX/2019	7/XX/2019	30
209249622	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called in to make a payment in the amount of $XX with a check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209249626	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower declined financial assistance at this time since had been declined in the past.  The hardship was cited as excessive obligations.  The customer promised to pay $XX online on 07/XX/2019.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249625	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The authorized third party confirmed excessive obligations as the reason for default prior to the call being disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249628	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called and made a promise to pay $XXffective 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Very limited information on bankruptcy other than it is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249633	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment of 3481.95.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249627	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 06/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX. There was no mention of damages.	8/XX/2019	8/XX/2019	Bankruptcy
209249629	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and made a payment over the phone in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2019.  The proof of claim was filed 07/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249631	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249634	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Contact made but the customer stated that she couldn't talk and disconnected before disclosure could be given.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2018.  A motion for relief was filed 07/XX/2018.  The motion for relief was manually unreferred.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/XX/18 due to XX. No damages noted.	8/XX/2019	8/XX/2019	Bankruptcy
209249635	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower promised to pay $XX at Bank Branch on 8/XX/2019. The borrower is not interested Home Preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dated 08/XX/2017 reflects the property is located in a FEMA disaster due to XX. No property damage noted.	8/XX/2019	8/XX/2019	30
209249636	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The authorized third party made a payment of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249640	3	[3] Title Issue -: Legal Description [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower scheduled a payment by phone.  Borrower declined preservation options and will bring current loan current on their own.
07/XX/2019 - Borrower called to make a payment in the amount of $XXwith check by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comments on 01/XX/2018 reflect a legal description issue during foreclosure proceedings.  A reformation count/declaratory/quiet title count was to be added to complaint; however, loan was reinstated and there is no evidence the issue was resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249637	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249641	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with borrower, borrower called in to make a payment iao $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249644	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to see if they can get a modification, RFD was due to illness of parent  which is ongoing, spouse not working and daughter was ill. Agent informed Home Preservation is closed right now but will send email for representative to get back to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249645	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 7/XX/2019, the borrower called in a promised to make a payment.  The borrower also stated have been sick and not able to work as much but is now feeling better.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249647	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249649	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called requesting assistance options, would like to be review for a repayment program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249650	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower stated will make payment online by 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249652	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to get information regarding her previous loan modification and thought the modification was only for 3 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249651	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Associate made contact with authorized third party and asked for the amount due and was only given the late fees and associate provided the amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was cited as being located in a FEMA declared disaster area due to XX on 12/XX/2017.	8/XX/2019	9/XX/2019	30
209249658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized third party scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by XX as noted on 10/XX/2016. No damage was noted.	8/XX/2019	8/XX/2019	0
209249654	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The agent went over the reason for denial decision with the borrower and the example. The agent also advised them of other options and the appeal time frame after the letter has been sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249657	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to report an insurance claim from a sewer backup on 07/XX/2019. The claim has already been paid and the borrower needed to check endorsed. The claim is un-monitored.and the repairs have been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249655	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in and inquired on when and if there would be a change in their monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249656	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249659	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in to verify the maturity date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249663	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make payment iao $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249665	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to request a change to the automatic payment date and requested copy of 1098 tax form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249664	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249666	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Comments show borrower contact regarding loan status and payments. Comments show servicer requested suspense funds be applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249669	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment of $XXfor 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XX per the comment on 1/XX/2018. No damage reported.	8/XX/2019	9/XX/2019	30
209249671	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to have their final trial payment modified. Borrower moved the payment date from 05/XX/2019 to 06/XX/2019. The agent advised that their final modification documents will be mailed out about the middle of June and the modification will be completed about 2 weeks after receiving the signed documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249670	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called returning message.  Was out of town.  Borrower promised to pay with check by phone 8/XX/9.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted on 02/XX/2018 the insurance company is not paying for damages from XX.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017. Non material, non claimable damages reported 2/XX/18.	8/XX/2019	8/XX/2019	30
209249674	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed 04/XX/2019.  The plan was confirmed 05/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209249678	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Comments show borrower contact regarding general status and loan and servicer discussed loss mitigation. Servicer went over documents needed for modification and advised borrower they need to return them soon, servicer advised weekly contact until documents received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249672	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to schedule payment. On 01/XX/2018 borrower stated they could not afford the payment and call was transferred to Home Preservation for assistance. Borrower spoke with agent in Home Preservation inquiring about the final documents. Associate informed borrower they are no longer under review and would need to reapply and a repayment plan was not feasible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249677	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	90
209249675	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in with questions regarding payment and was concerned did not make the February payment. The borrower was advised of assistance options and recurring payments and declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 12/XX/2017, the borrower reported hurricane damage to the property including roof, AC, and drywall/water damage. The borrower paid $XXout of pocket and stated that the repairs are completed.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XX as noted on 09/XX/2017.	8/XX/2019	8/XX/2019	30
209249679	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The last contact was made on 8/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249683	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower back to work and promised to pay $XXby 11/XX/2018, declined loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: There is no indication of any property damage due to FEMA declared disaster for XX on 08/XX/2017.	8/XX/2019	7/XX/2019	60
209249681	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2015.  A motion for relief was filed 07/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by XX as noted on 09/XX/2017, there was no evidence to indicate any outstanding property damage as of the end of the review period.	8/XX/2019	9/XX/2019	Bankruptcy
209249682	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  On 10/XX/2016, the borrower called to make a $XXpayment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249680	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and made a payment in amount of $XXto be drafted 08/XX/2019 and was provided with the confirmation number. The borrower stated is XXand default is due to curtailment of income. The borrower stated plans to make another payment as soon as can. Borrower verified that the property is owner occupied intent is to keep the property and stated not interested in loss mitigation.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputes present/past account status, rating and history. The servicer reviewed the account and updated the disputed account information.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249684	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment over the phone.  Reason for default excessive default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called inquiring about monthly mortgage payment amount. The associate advised since she completed repayment plan, her monthly payment is $XXThe customer had no further comments and questions. The loan is performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209249686	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a one time draft payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2014.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Verbal and the reason is inaccurate information-Doesn't match.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Inaccurate information-Doesn't match
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 08/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209249687	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to discuss the loan modification and was not sure if they would accept the modification or bring the loan current on their loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in FEMA disaster area, declared on 09/XX/2017 due to the XX, no property damage was reported.	8/XX/2019	9/XX/2019	30
209249690	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower scheduled a payment of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XX noted on 09/XX/2017. No damages were reported.	8/XX/2019	8/XX/2019	30
209249692	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249694	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in reference to branch endorsement approval request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX and noted on 09/XX/2017.	8/XX/2019	9/XX/2019	30
209249693	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower was called and promised to make a payment on-line that day.  A curtailment of income caused the late payments.  The borrower was not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249691	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Inbound call from Borrower to make payment.  Work is slow.  Offered SPOC assistance, advised of negative impacts.  Will be attempting to pay current before the end of the month.  Arrangement still up in the air.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment of $XXfor 3/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209249699	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249700	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249707	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and made a payment in amount of $XXand was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2014.  Modified plan was filed 08/XX/2019 and confirmation hearing scheduled for 09/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209249705	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called on 3/XX/19 to make a $XXpayment.  The borrower was not interested in any loss mitigation programs and will attempt to bring the account up to date without additional assistance or Repayment Plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A dispute was received regarding a misapplication causing the loan to fall late per comments dated 10/XX/2017. A copy of the payment history was sent out on 11/XX/2017. There was no further mention of a dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249704	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249706	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower  called in and was advised the last trial pay and final modification being drafted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249710	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in regarding a payment they thought they had made on 8/XX/2019, servicer advised there was no payment showing. Servicer assisted borrower and processed a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249711	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 04/XX/2018  Authorized third party was called and stated will call back, not able to take call at the moment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249713	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment for $XX and declined a financial health review for excessive obligations. .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249714	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer called inquiring about making payments. The customer made payment arrangements and scheduled it for 07/XX/2019 in the amount of $XXnd 07/XX/2019 in the amount of $XXThe loan is currently delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249712	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower stated that they will make a payment online on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249716	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to modify a scheduled payment from 8/XX/2019 to 9/XX/2019 due to excessive obligations. The borrower declined a financial health review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249715	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called about mod denial letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249721	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower was approved for trial mod- however- not interested. Did not want to be reviewed or accept.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  other bankruptcy info not evident
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249724	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249718	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and made a payment in amount of $XXand was provided with the confirmation number. The borrower verified that the property is owner occupied intent is to keep and stated not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249719	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower and made a promise to pay in the amount of $XXvia one time draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249725	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called, not interested in loss mitigation, says late due to paying for child's university (excessive obligations). Made a payment, offered assistance,  will wait- stressed consequences of being late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249727	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in and advised the payment would be made and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249726	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called with a promise to pay $XXt bank branch on 6/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	60
209249729	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower was unable to provide the information necessary to make workout decision.  The call was dropped or disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XX as noted on 12/XX/2017. No damage reported.	8/XX/2019	9/XX/2019	30
209249728	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower made a promise to pay in the amount of $XX and noted reason for delinquency as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249730	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in requesting more information regarding repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249732	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Check was sent in the form of a wire and agent was provided confirmation number for transaction.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing credit reporting. The servicer reviewed account and determined that the information was accurate as of date reported.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249734	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  the customer sent a check in the amount of $XX the customer stated that they got a notice on the door, was given the total amount due two payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249735	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower stated will pay $XXwith a check by phone on 4/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249737	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment by phone for $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA disaster area for XX 08/XX/2017. No damage noted.	8/XX/2019	9/XX/2019	30
209249738	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249742	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The last contact with the borrower was on 03/XX/2019 to discuss questions about workout documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed late fee on account. The issue has been resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249739	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to make a payment in the amount of $XXBorrower states the reason for default was due to mother had just passed away.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2018	30
209249740	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower authorized a one time payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XX 09/2017); no damage reported.	8/XX/2019	7/XX/2019	30
209249744	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower promised to pay $XX at bank branch on 07/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249747	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a promise to pay on 08/XX/2019 in the amount of $XX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249748	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in regarding payment and stated the rain has slowed down and has to wait on clients to pay.  The borrower is self employed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower scheduled a future payment for 8/XX/2019 in the amount of $XX
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 07/XX/2017.	8/XX/2019	8/XX/2019	30
209249750	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower contacted for payment. Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249749	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249752	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to schedule payment. The borrower called on 01/XX/2019 to verify payment details. The borrower made a promise to pay $XXnline on 01/XX/2019. The reason for default was noted as excessive obligations. The borrower stated they were unable to satisfy a plan and were advised informed of consequences of a broken plan. Associate informed borrower of the terms and conditions of the trial plan and upon completion of the trial borrower would receive final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment dated 12/XX/2015 citer borrower cannot be reaffirmed once discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: FEMA disaster area for XX 09/XX/2017. Damages repaired by the borrower.	8/XX/2019	7/XX/2019	30
209249754	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 12/XX/2017 Released from FC referral hold for XX Disaster Protection. No damages reported.	8/XX/2019	8/XX/2019	30
209249755	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower could not commit to a payment and advised of dealing with unexpected car repairs.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249753	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249756	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by XX as noted on 08/XX/2017. No damage was noted.	8/XX/2019	9/XX/2019	30
209249757	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a phone payment  for $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249760	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to make payment in the amount of $XX; stated property was owner occupied; borrower was not interested in loss mitigation and intent was to keep.  Borrower stated default reason as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Payoff request received internally from refi division on 08/XX/2019.	8/XX/2019	9/XX/2019	30
209249759	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower promise to pay $XX drafting on 12/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249762	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Outbound call to borrower who indicated the tenant is not paying as the reason for default.   Borrower made promise to pay 1302.54 via phone pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249761	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was called on 8/XX/19 to collect the past due amount. The borrower had to shut down their business in 10/2017 and has no source of income.  The borrower promised to make a payment today or tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249763	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in payment for $XX for today and will try to make another payment in 2 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249764	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower stated they were not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249767	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower advised they are changing insurance companies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XX noted on 12/XX/2017.	8/XX/2019	7/XX/2019	60
209249769	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer called in to make a payment arrangement in the amount of $XXor 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249766	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The authorized third party called in regarding the insurance information and their policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Details of the bankruptcy were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249765	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called and was advised of the assigned specialist who will handle the loss mitigation process.  A $XXpayment was accepted.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Bk dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Addressed bankruptcy dispute.  Completed 2/XX/19.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249768	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  An authorized third party (spouse) scheduled a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249770	3	[3] MI Not Being Paid As Required [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Outbound call to borrower to go over past due account, borrower made a promise to pay online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249772	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a one time draft payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249773	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower made a soft promise to pay on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249775	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249774	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower stated their intention to bring their account current without loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/XX/2017; no evidence of damages.	8/XX/2019	8/XX/2019	30
209249777	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in a payment for $XX for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249776	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower's attorney was contacted to follow up with final loan modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is agreed ordered.  The proof of claim was filed 07/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209249778	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called for general status update and was transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to XX XX. Damages reported and repairs completed.	8/XX/2019	8/XX/2019	30
209249781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to make a payment.  Servicer advised that motion for relief was filed on 04/XX/2019.  The borrower made a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2019.  The proof of claim was filed 05/XX/2017.  A motion for relief was filed 12/XX/2017.  Previous BK filing Chapter 13; case XX; filing date 11/XX/2014
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209249782	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Authorized third party called in to make a payment and stated was pending a long term resolution to retain the property and will continue making payments. The sole borrower is deceased.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Florida XX (XX) declared on September XX, 2017. No property damage reported. Loam removed from foreclosure on 04/XX/2015 due to reinstatement.	8/XX/2019	7/XX/2019	30
209249780	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  An authorized third party called on 8/XX/18 and advised that they will bring the account current.  They expressed interest in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209249785	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 the borrower called in to inform they will make a payment later today through their bank as they did no have routing and account number hendy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate a discharged bankruptcy. However, the filing date, chapter filed, case number and discharge date not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249788	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Outbound call was placed to borrower to collect past due balance, borrower advised that payment had been mailed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249792	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower advised is living in property and ex spouse signed quit claim deed.  Borrower cannot commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249789	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The co-borrower called in and made a payment in amount of $XXand was provided with the confirmation number. The co-borrower verified that the property is owner occupied and intent is to keep property. The borrower stated not interested in loss mitigation stating has a new job and should be able to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249796	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249793	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On 11/XX/2017 Borrower called and accepted a promise to pay $XXOn 11/XX/2017 Borrower thought they were in a modification program. Servicer said they were not and explained the process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249800	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower had a question about something showing open on his credit report and promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249802	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to pay with check by phone by 9/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249801	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower could not commit to making payment at the time.  The borrower referenced principal borrower's illness resulting in excessive obligations from medical bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XX cited on 12/XX/2017.	8/XX/2019	8/XX/2019	60
209249803	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was delinquent with a payment and it was reported to the credit bureau.  Borrower has had infrequent late payments over 30 days/
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249805	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  inbound call from borrower to process future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249806	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make payment to the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249807	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower indicated he had a curtailment of income, Inbound call to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing present/previous account status; payment history/payment rating. The servicer reviewed account and determined reported accurate.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249810	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower promised to pay $XXwith check by phone on 06/XX/19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed and resolved on 07/XX/2017.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 04/XX/2017.	8/XX/2019	8/XX/2019	30
209249808	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower promise to pay $XX drafting on 05/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249809	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  An authorized 3rd party called in to get help with their online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249812	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Customer called to modify a scheduled payment.  He promised to pay $XXn 4/XX/19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing credit reporting of present/previous account status/payment history. The servicer reviewed account and determined that the disputed information is accurate.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249811	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249814	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  02/XX/19-The borrower called to verify payment details. The representative opened a work order. The borrower made a partial payment to bring account current with $XX
07/XX/19-The borrower called to make a payment of $XXia check by phone on 7/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249818	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249816	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower  stated they made the payment online through their bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249817	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a one time draft payment in the amount of $XXEVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments show servicer received complaint regarding miss information they received from an agent when they called. The complaint reads the borrower was advised they would accept a personal check as long as it not their name.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209249819	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249822	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249821	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borr called regarding addtional docs requested.  Stated he was still unemployed and seeking employment.  Applied for unemployment if not able to get it will not be able to make a payment this month.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249820	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  An authorized third party called and will make the payment.  The reason for default was illness of a family member.  The borrower is not interested in Loss Mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249823	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249826	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 the borrower called and made a payment of 5092.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower promised to pay $XX on 03/XX/2019 at the branch. The reason for default was due to  curtailment of income. Loss mitigation options were discussed however the borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209249832	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promise to pay $XX on 8/XX/2019.  Borrower is not interested in home preservation options.  Borrower stated she will check the past due amounts for July and August and call back for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249833	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower promised to pay $XXat the bank branch on 06/XX/2019. The borrower made original plans to pay May payment by today but is unable to keep arrangement. The borrower plans to make May on June 17th and June by the end of June. The servicer went over short and long term options but the borrower is not interested at this time but stated will keep options in mind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249835	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and made a promise to pay $XXonline on 09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2014.  The proof of claim was filed 07/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The agent called and spoke to the authorized 3rd party regarding the terms of the final modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to XX which occurred on 09/XX/2017. 07/XX/2018-Property damages were 100% repaired.	8/XX/2019	8/XX/2019	0
209249837	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and scheduled two payments in amount of $XXeach to be drafted on 08/XX/2019 and 08/XX/2019 and was provided with the confirmation numbers. The agent offered repayment plan and the borrower declined stating will bring current on own. The borrower verified that the property is owner occupied and intent is to keep property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249828	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2018	30
209249836	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in regarding claim check received. The agent gave the borrower instructions and the mailing address to send the claim check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249838	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 8/XX/2019, borrower called and promise to pay $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249840	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called  in and advised that they'd be receiving a check soon and then their hardship would be over and they'd make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 08/XX/2017-The property was located in a FEMA declared disaster area due to XX. No property damages were reported.	8/XX/2019	7/XX/2019	30
209249841	3	[3] Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date [3] Title Issue -: Legal Description [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in and requested a copy of the 04/XX/2014 billing statement be emailed to them, to showed an escrow overage being paid back into the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The comments on 04/XX/2018 indicated a title issue was identified during the foreclosure proceedings due to an incorrect legal description. The foreclosure was closed prior to the title issue being resolved due to the loan was reinstated.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249842	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was called on 8/XX/19 and advised of a recent job interview but is not re-employed yet.  An unemployment forbearance plan was approved on 7/XX/19 with $XXts due until 2/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XX noted on 08/XX/2017. No damages reported.	8/XX/2019	9/XX/2019	30
209249843	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Inbound collection call to the borrower. The borrower set up payment for the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comments dating back to 02/XX/2017 referenced water damages. The borrower stated multiple times from 08/XX/2018 through 09/XX/2018 there was a hole in their roof requiring them to get shingles and panels fixed. There was no evidence a claim was filed or an inspection was completed to confirm the status of the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249847	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209249844	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower stated will make payment in branch office on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area on 8/XX/17. No damages noted.	8/XX/2019	8/XX/2019	30
209249846	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249848	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX noted on 2/XX/2018, damage noted as repaired at 100% as of 02/XX/2018.	8/XX/2019	9/XX/2019	60
209249850	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a one time draft payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No bankruptcy details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249852	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer called and spoke with borrower to collect payment on past due loan. The borrower made a promise to pay $XXt the bank branch on 08/XX/2019. The reason for default is noted as illness of borrower and secondary reason being curtailment of income. The borrower stated has been waiting on clients to pay him for his work. The borrower stated is XXand waiting on receivables.The borrower verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249853	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called but was unable to promise a payment. The reason for delinquency is illness in the borrower's family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249855	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The agent called and advised the borrower that a check payment was processed as a cash payment as well as that transaction was corrected.  The agent confirmed that no cash payments had been made nor any double payments had been processed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A credit dispute was received on 01/XX/2018.  The date of delinquency was validated and the dispute was closed on 01/XX/2018.   The customer realized that had enough cash to cover the mortgage and decided to use cash instead of the check which was not returned by the teller.  It had been processed and bounced the customer’s account per notes dated 01/XX/2019.  A reimbursement was requested.  The correction was made and the dispute resolution letter was mailed per notes dated 02/XX/2019.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to XX. No property damage was cited.	8/XX/2019	8/XX/2019	30
209249857	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to promise a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249859	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called inquiring about trial payments, scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249862	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower was contacted and stated the reason for default is excessive obligations.  The borrower stated they were XXbut are now working for someone and will start working on the payments. The borrower could not commit to make a payment.  The borrower was offered assistance options but was in a hurry to end the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249866	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249868	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Servicer contacted borrower to collect on past due amount.  The borrower made promise to pay $XX  The borrower stated that RFD is excessive obligations, and did not want HPS assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249867	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249871	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209249875	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The servicer placed a collection call to the borrower who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249878	2	[2] Currently Delinquent Mortgage [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Outbound call to borrower to discuss repayment plan payments, borrower stated making a payment today and another payment by 1/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 10/XX/2018 the borrower called to report a claim for water damages caused on 10/XX/2018. A letter from the insurance company regarding the clam was received on 10/XX/2018. There was no evidence of the borrower sending in funds. There was no reference to any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249877	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249876	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 06/XX/2018 Borrower called to make a payment. RFD curtailment of income. Borrower was offered options for available assistance and repayment plan. Borrower not interested in Home preservation but stated will speak to spouse about Repayment plan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249879	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment of $XX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249880	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with authorized third party about making a payment and he could not commit to pay.  He stated he was going to look over some things before he schedules a payment and call us back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249883	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  On 06/XX/2017 Borrower called to make a payment. Borrower promise to pay online on 06/XX/2017. Reason for default property problems. Borrower was offered options for available assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249882	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 08/XX/2018 Borrower was called in reference to final Modification documents. Borrower was advised to have 2 copies of the documents returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249884	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to ask question regarding a payment that they made two days ago. Servicer advised that the payment was being processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249885	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209249889	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in a payment for 5/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249887	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in a promise to pay  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249891	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in PTP payment at branch office by grace period borrower also gave 30 day verbal authorization to speak with Alma Mere Ya Hernandez to obtain account  information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249892	3	[3] MI Not Being Paid As Required [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Outbound call to collect payment, which borrower agreed to make.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249893	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The servicer called the borrower regarding payment. The borrower mad e promise to pay of $XXor 3/XX/2019. The borrower stated not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249895	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  08/XX/2019 outbound collection call borrower promise to pay $XX8/XX/2019

Notes indicate the servicer contacted the borrower regarding the past due payment due. The borrower scheduled a Promise to Pay payment via going to the local branch for $XXffective 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249900	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in with payment questions and made a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249894	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The last contact was made on 8/XX/2019, in which an authorized third party stated waiting on a large sum of money coming around beginning to middle of September to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209249896	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  12/XX/2018 borrower made a payment of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249897	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249899	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called, made payment.  Advised once loan is current can speak to assumption dept.  They had wanted to assume, advised since not reaffirmed they would not be able to assume or refinance until reaffirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249904	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called  in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249903	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249901	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called and promised to pay $XXwith check by phone on 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249902	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower called in to request a copy of acceleration letter. Borrower was offered assistance and was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249907	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make a check by phone of $XXby 08/XX/2019. RFD due to borrower having medical issues and child care issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to XX XX. No damage reported.	8/XX/2019	8/XX/2019	30
209249906	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Called borrower to collect past due amt.  Borrower promised to pay $XXonline.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249905	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called RFD curtailment of income.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249910	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to confirm is on a repayment plan. The agent confirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249909	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower could not commit to pay  and was unable to continue with the call. The borrower cited excessive obligations as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249914	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and made a payment in amount of $XXto be drafted 08/XX/2019 and was provided with the confirmation number. Borrower stated default is due to vehicle repairs of $XX0 which is still ongoing. Borrower verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249912	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to request an update on their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249913	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower stated the reason for default was excessive obligations and scheduled a payment in the amount of $XXfor 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is evidence of reaffirmation.  A prior case xxx was released on 10/XX/2014
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249918	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called regarding general status of the account, the call was transferred to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed 11/XX/2017.  06/XX/2019 PCN reviewed no findings
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209249917	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249924	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249923	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer called and spoke with the borrower to collect payment on past due loan. The borrower made a promise to pay $XXonline on 08/XX/2019. Borrower stated will make a second online payment on 08/XX/2019. Borrower stated does not want any assistance at this time and is not interested in loss mitigation. Borrower verified that the property was owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Mortgage insurance review cited on 03/XX/2018.	8/XX/2019	8/XX/2019	30
209249922	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower promised to pay online 8/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249927	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower scheduled payment for 04/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249926	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower stated that the spouse just returned back to work and accepted a two month repayment plan for $XX on 09/XX/2019 and 10/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249928	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Notes indicate the borrower called to get status on the reinstatement quote. The agent advised of the foreclosure status being active and the amount of the reinstatement. The agent also advised the borrower of the wiring instructions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249931	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower advised plans to pay $XXat the branch on 09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249933	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower paid by phone, discussed hardship and declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249935	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249939	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in to make payment to loan.  They have excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249940	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in and stated that payment was made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249941	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249942	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make a payment of $XXith a check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209249945	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with borrower and set up a single payment.  Borrower reason for default is due to retirement and social security.  Borrower will need to look at finances.  Went over repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249948	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Spoke to borrower regarding final agreement. Borrower confirmed signing set up today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249943	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and made a payment in amount of $XX The borrower inquired on the loan status showing two payments missing. The borrower was advised to contact their bankruptcy Attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Notation on 10/XX/2017 reflects the subject property is located in FEMA disaster area for XX DR4400. No damages were reported.	8/XX/2019	9/XX/2019	Bankruptcy
209249946	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a payment to account; stated started new job and has different pay schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249957	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower stated that business was slow but has been picking up a bit.   The hardship was cited as excessive obligations.  The customer did not promise a payment since was at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249952	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called for assistance options and was transferred to home preservation department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited bankruptcy information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249960	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer called and made a payment arrangement in the amount of $XX on 07/XX/2019. The customer not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249953	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019 Borrower called to make a payment. Comment dated 06/XX/2017 associate went over the terms and conditions of the modification and assumption. Associate informed the assumption package was sent and needs to be returned promptly and they will follow up weekly until the assumption packet is received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249949	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized 3rd party and heir has been acting on the borrower's behalf since prior to the borrower's death in 04/2015.Modification documents were being sent in the borrower's name when, on 08/XX/2019, the 3rd party informed of the borrower's death. It was explained to the 3rd party that the modification will need to be reviewed and redrawn.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249951	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 02/XX/2018 the Servicer called the borrower and requested payment. The borrower accepted a promise to pay $XXat bank branch on 02/XX/2018. On 11/XX/2017 Borrower was interest in retention options and the Servicer explained in detail the modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209249959	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a payment by phone for $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209249954	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment for $XX with check by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2019.  Prior BK chapter 7, discharged 6/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209249956	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a payment of $XX Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249962	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment.  The borrower was advised of payments scheduled for $XX19 and 08/XX/2019 in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/XX/2016.  Case XX released 12/XX/2015
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is NOT located in a disaster area designated by FEMA in 2017. Damages are not disaster related. Insurance claim check: $XX9. Inspection dated 09/XX/2017 reflects 100% repairs completed. Funds were disbursed and claim closed on 10/XX/2017.	8/XX/2019	8/XX/2019	30
209249963	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower reported excessive obligations due to being on a fixed income.  The borrower authorized a payment in the amount of $XX Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249961	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states borrower called in to schedule a payment for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249964	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is disputing the fees due on the account. Borrower was provided with a breakdown of the fees.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249966	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The authorized third party was contacted to advise the modification was completed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209249967	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharged bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249965	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  Active bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209249970	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to make a payment for $XXeffective 4/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK is discharged but no other details given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249968	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249971	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower made a promise to pay $XXat the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249973	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249975	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249976	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249977	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Contact made with the third party. A promise to pay $XXy 7/XX/2019 was scheduled.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249980	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Contact was made with the borrower to advise the dispute was received. The agent attempted to provide the contact information and the borrower declined stating didn't need it.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Wriitten request received to adjust credit reporting from borrower. Response was sent to borrower on 08/XX/2019  with results showing no adjustments were made. Executive inquiry was cited as being resolved for credit reporting issues on 08/XX/2019.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209249986	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Mortgage insurance review cited on 04/XX/2018.	8/XX/2019	8/XX/2019	60
209249984	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Outbound called to borrower resulted in a promise to make a payment in the amount of $XX via check by phone on 08/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249985	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to make payment; he makes payment last day of the month due to date retirement funds are deposited.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249987	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Outbound call to borrower who indicated they thought ex spouse had made payment. They will contact them to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209249991	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower was contacted to secure payment. The borrower could not commit to a payment and the reason for default was noted as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249989	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower stated has signed modification and documents were sent back to servicer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment dated 08/XX/2019 reflects deceased borrower notification received. According to wife borrower is deceased.	8/XX/2019	8/XX/2019	0
209249990	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209249996	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states borrower called in regarding payment information. Borrower advised partial payment made today and other partial payment was mailed overnight. Borrower provided 30 day verbal authorization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209249994	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $XXeffective 5/XX/2019. The agent advised of the payment confirmation number. The borrower advised of not knowing when bringing the account current due to primary borrower being unemployed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	60
209249997	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 - Borrower called to make payment in the amount of $XXwith check by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249998	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called and accepted the repayment plan and scheduled a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209249999	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250001	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower questioned payments, and asked about the amount in escrow. The agent advised the borrower due to the discharge bankruptcy they were not liable for the debt but the property lien was still valid and enforceable. The borrower wanted to make a payment with their Visa, but they lender was unable to take Visa.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There is evidence of a discharged bankruptcy, however date of discharge not referenced.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250002	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Comments show contact with borrower regarding loan status. Servicer discuss modification  process with borrower and third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250005	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay $XXwith check by phone 08/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250006	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact was made on 5/XX/2018, in which the borrower indicated will be making a payment in the branch on 5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250008	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250010	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  07/XX/2019 borrower made a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250013	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower requested loan assistance options.  They stated their spouse is hospitalized and not working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XX noted on 08/XX/2017. No damages were reported.	8/XX/2019	8/XX/2019	60
209250011	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 - Borrower called with a promise to pay $XXwith check by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had a credit dispute and dispute was resolved.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250016	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and made a payment in amount of $XXand was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250014	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer called to make a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250019	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer expressed excessive obligations and made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250018	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  the customer called and provided a one time draft in the amount of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250017	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250015	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 07/XX/2019, the borrower scheduled a payment and declined loss mitigation assistance.  The borrower confirmed excessive obligations and owner occupancy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250020	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower authorized a payment in the amount of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250021	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower stated will pay $XXonline.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.	8/XX/2019	9/XX/2019	30
209250022	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promise to pay the amount of $XX drafting on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250024	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  An authorized third party called in and made a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250027	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250023	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The last contact was made on 7/XX/2019, in which the borrower scheduled a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2005.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2017.  Discharged bankruptcy; amended proof of claim was filed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250025	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in payment of $XXy phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There is evidence of a discharged bankruptcy, however date of discharge not referenced.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Noted on 03/XX/2018 reference to a MI review, however no further details or reference of MI (mortgage insurance).	8/XX/2019	8/XX/2019	30
209250026	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke to Borrower and they said that they have no intention to modify the mortgage contract.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250028	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Called borrower to collect past due amount.  Borrower promised to pay $XXon 8/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Disaster declared on 08/XX/2017 due to XX.	8/XX/2019	8/XX/2019	30
209250030	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250032	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX. Borrower lost income due to tenants refused to pay.	8/XX/2019	9/XX/2019	90
209250031	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower informed was not approved for a repayment plan. Borrower stated will call back to see what can be done.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	90
209250033	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower authorized a payment by phone in the amount of $XXwith agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250035	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209250034	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and made a payment for 08/XX/2018 and scheduled a payment for 09/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250037	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  An authorized third party called and promised to pay $XXt the bank branch on 07/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250039	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Received call from 3rd party stating is the borrower's POA, advised will be making a payment on 8/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250041	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to see if their payment schedule to come out on 08/XX/2019 the agent advised that it was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250040	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a payment by phone in the amount of $XXith agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects the property is located in a FEMA Disaster declared area due to XX. No damages reported.	8/XX/2019	7/XX/2019	30
209250038	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250042	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower contacted servicer to make a payment and stated excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250044	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250043	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  07/XX/2019 - Borrower called with a promise to make a payment in the amount of $XXby end of day today
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250046	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Last contact with third party they set up payment  by phone for 04/XX/2019.  Third party confirmed property is owner occupied. Third party stated having excessive obligations. Borrower previously declined modification program back in 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209250050	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The last contact with the borrower was on 01/XX/2019. The borrower stated that she was having online issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250045	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower advised will make payment in branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250048	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250047	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019 Borrower called with payment questions. Borrower promise to pay online on 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250052	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 borrower made a payment f $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250054	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  07/XX/2019 borrower made a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250058	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower stated that payment iao $XXwas mailed on 8-XX-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250056	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made promise to pay.  Borrower will make another payment on the 30th before the month is over and will get on track.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250057	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment by phone in the amount of $XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Mortgage late on credit.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by XX as noted on 09/XX/2017. Per comment on 05/XX/2018, repairs are 100% completed	8/XX/2019	7/XX/2019	30
209250060	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Customer called on 09/XX/2019 and requested assistance with making a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250059	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower stated they had a curtailment of income and promised to pay $XX that same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250061	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed and resolved on 11/XX/2016.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower contacted the servicer on 08/XX/2019 to schedule a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209250063	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower made a payment and advised of ill family member and refrigerator went out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250067	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Commentary states borrower called in to make a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XX as noted on 08/XX/2017. There is no evidence of damage to the property.	8/XX/2019	7/XX/2019	30
209250064	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment of $XXfor 8/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250068	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called on 07/XX/2019 stating they had to replace their air conditioning unit, scheduled 2 payments for 08/XX/2019 and 08/XX/2019. Associate offered a repayment or modification and borrower declined stating they will call back in a couple of days to schedule more payments. The customer called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2018.  The bankruptcy was dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250066	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a one time draft payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250069	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower was unable to make a payment or offer a plan start date at this time and stated they wanted an attorney representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250070	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250075	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a payment of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250073	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Inbound call from borrower to process a payment of $XXby phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Missing original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250072	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250071	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in for status. The agent reviewed payment history and no presentment in seen for NSF and is proceeding with reimbursement of $XXhat was taken out on top of agreed payment for 2nd trial payment. The borrower stated has incurred NSF fee. The agent advised borrower to submit bank statement or transaction history showing fee and will submit refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209250076	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Co-borrower called in to make a payment.  Co-borrower stated had two deaths in the family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250078	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower stated hardship ongoing and borrower was offered payment assistance.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250079	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a payment by phone for $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250080	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018, the borrower declined loss mitigation assistance and advised that she would be able to keep the loan current going forward.  The borrower promised a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A FEMA disaster area was declared in September, 2017, and the hold expired on 12/XX/2017. The property had been damaged on 09/XX/2016, but an inspection on 11/XX/2017 confirmed that the repairs were 100% completed.	8/XX/2019	7/XX/2019	60
209250081	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Surviving borrower called and made a payment, property is occupied, payment will continue. - not interested in loss mitigation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower sent in wire transfer in the amount of $XX0.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209250082	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250083	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower scheduled a payment in the amount of $XXo be drafted on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2018.  The proof of claim was filed 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250088	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to make a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250086	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The authorized third party was instructed to arrange the signing of the final modification documents with the notary.  Once they were received, the modification would be finalized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250092	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250089	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Authorized third party called informing servicer that the borrower tried to wire the $XXcomplete the reinstatement , however the bank was already closed and will wire on 12/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250093	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment for $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 10/XX/2018 - Property is located in a FEMA disaster area for XX, DR4393. No damage noted.	8/XX/2019	8/XX/2019	30
209250095	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Outbound call to borrower.  Borrower advised work has been slow.  Payment scheduled 9/XX/2019 for $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  Unable to locate discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250096	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called about a letter they received from XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XX noted on 10/XX/2018. No damages were reported.	8/XX/2019	7/XX/2019	30
209250101	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a one time draft payment in the amount of $XXBorrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250102	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250099	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower authorized a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  Nominal details provided within the scope of the assignment.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: North Carolina XX (XX) 9/XX/18 with no reported damage.	8/XX/2019	8/XX/2019	30
209250105	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer made a service complaint and advised will not make a payment until bank statement is received. The reason for the delinquency was due to bad weather which affected the borrower's income. Secondary reason is excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A claim was filed for wind damage that occurred on 06/XX/2016. The claim was closed on 04/XX/2017 with all funds released and a 100% inspection dated 04/XX/2017.	8/XX/2019	9/XX/2019	30
209250104	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Called borrower regarding late payments.  Borrower promised to pay $XXby the end of the day with bank by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250107	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a promise to pay online on 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250108	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower was unable to make a payment or offer a plan start date at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX FEMA protection. No damage reported.	8/XX/2019	9/XX/2019	90
209250109	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Outbound call to borrower. Borrower stated not residing in the property due to property repairs and someone else is currently making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250111	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Outbound call was made to the borrower to collect past due balance. The borrower could not commit to pay. due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250110	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment over the phone.  Reason for default is illness of borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250112	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019 borrower called to get the amount to reinstate loan, RFD curtailment of income, offered SPOC, declined, not interested in Home preservation, gave email consent, will reinstate loan tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250114	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower stated they had a curtailment of income and could not commit to a payment.   They were not interested in home preservation options and stated they would make a payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250115	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250118	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209250121	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called and discussed payment arrangements and also stated that they were not living on the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower will be making the April payment late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209250122	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209250125	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment of $XXor 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250123	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower inquiry in regards to how much is due on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 02/XX/2017 the borrower disputed the fees on the account in the amount of $XX and requested a breakdown of all the fees. The requested information was sent to the borrower on 02/XX/2017. There was no further mention of a dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250126	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and made a promise to pay. Borrower was out of work due to illness, but is back to work now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250124	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to discuss account.  Borrower stated was out of work, but is not back to work  and hardship ended 2/XX/2019.  Borrower accepted a two payment repay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250132	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower promised to pay on 04/XX/2019 the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2017, Property is located in a FEMA disaster area, XX, XX. No damage noted.	8/XX/2019	8/XX/2019	30
209250135	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower was advised of the foreclosure status and the modification process.  The borrower decided not to apply.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2016.  Previous bankruptcy chapter 7 case  XX filed on 04/XX/15 dismissed on 05/XX/15
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XX noted on 09/XX/2017. No damages were reported.	8/XX/2019	9/XX/2019	90
209250130	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250134	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borr called and scheduled a payment iao $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209250133	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  An outbound call was placed to the borrower to collect on past-due loan.The borrower promised to pay $XXnline on 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250136	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Authorized third party called in to get past due amount and made phone payment for 2629.18 and scheduled another payment of 1309.64 on 9/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209250137	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018, the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250138	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called made payment $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250139	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in and made a payment.  Borrower stated curtailment of income, excessive obligations and had a death in the family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due a hurricane.	8/XX/2019	8/XX/2019	30
209250144	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Authorized third party called in states borrower is stating balance and amount due is incorrect and request a payment history be sent to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	60
209250140	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to make a payment of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209250141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in payment for $XX for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209250143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called made payment $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209250145	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized 3rd party scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250142	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209250147	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XX as noted on 09/XX/2017. There is no evidence of damage to the property.	8/XX/2019	7/XX/2019	30
209250146	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250149	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property may be located in an area impacted by a FEMA disaster (XX 08/2017); no damage reported.	8/XX/2019	8/XX/2019	Bankruptcy
209250150	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Inbound call from borrower.  Agent explained there was no payment made in July so the account has been running 30 days behind since.  Borrower requested a copy of payment history be sent to email account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250153	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Unauthorized 3rd party, spouse, scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250152	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Inbound call from borrower to process a payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Missing original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250154	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Notes indicate the borrower called regarding the approval decision for the Modification. The agent advised of what was approved. The borrower after going over the approved terms decided to decline the Modification offer. The agent advised of removing the loan from the home preservation retention review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250156	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower stated will pay at branch office on 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250155	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower was contacted regarding payment. Borrower became upset and stated, 'read your notes before calling', then disconnected the call. Payment processed 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Missing original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250159	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment.  They have had a curtailment of income and are not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250160	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower inquiry in regards to the general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250162	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250164	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer called in regarding a letter that she received in the mail. The customer made a payment in the amount of $XXd expressed concerns about the letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There is evidence of a discharged bankruptcy, however date of discharge not referenced.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250167	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	90
209250168	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower promised to make payment at the branch on 03/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Declared disaster on 10/XX/2016 due to XX	8/XX/2019	7/XX/2019	30
209250165	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The last contact with the borrower was to discuss workout options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250169	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment by phone for $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250170	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Inbound call from the borrower to make payment to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX noted on 12/XX/17 no damage noted.	8/XX/2019	8/XX/2019	60
209250173	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called to make a payment arrangement stating that they intend to pay June's payment by 07/XX/2019 and was not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250177	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower contacted servicer to advise they are not interested in loss mitigation assistance at this time and plan to bring the account back to current on their own. The servicer advised they could review the account for official re-payment; however borrower stated they would make extra payments to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250175	3	[3] Delinquent HOA Fees [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and authorized the agent to schedule the trial plan payment in amount of $XXto be drafted 08/XX/2019 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Huricane Harvey noted on 08/XX/2017. No damages were reported.	8/XX/2019	8/XX/2019	90
209250176	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called and wanted to know if the account had been reinstated.  Advised borrower that it had been reinstated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209250179	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 7/XX/2019, the borrower was contacted to collect on the past due loan and promised to pay with a check by phone on 7/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250182	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower stated will call the payment in later that day. Also noted the borrower stated no longer needs assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower stated on 11/XX/2017 had water damage due to XX. Also noted the damage was not covered under the insurance and had to pay for repairs on their own. Roof damage noted from a prior storm is still being paid for. No evidence an inspection was completed. No further updates on the damages had been provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XX on 8/XX/2017.	8/XX/2019	8/XX/2019	30
209250174	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209250181	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower promised to make a payment of $XX online on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250180	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250184	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The customer called and provided a one time draft in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250189	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called with a promise to pay $XX offered home preservation options borrower declined them borrower also stated reason for default was excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250187	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  /The borrower called to make a payment.
/On 0729/2019 the borrower called in to make a payment over the phone for 1400.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250191	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a payment. Borrower was advised of the modification approval and was declined by the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250190	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower called and made a promise to pay on their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Disaster declared on 08/XX/2017 due to XX.	8/XX/2019	8/XX/2019	60
209250194	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called regarding general loan status update.  The servicer reviewed the signed modification documents and provided next payment due date
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal loss mitigation dispute was placed and resolved on 06/XX/2017.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209250193	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 05/XX/2018 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250192	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower changed the date of the scheduled payment from the 6th to the 13th.  The hardship is having to evict tenants from a rental property; but now has new tenants.  Owner occupancy was verified.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer stated her credit reporting was incorrect. Servicer responded with payment history confirming credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209250195	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a payment by phone for $XXBorrower stated reason for default was excessive obligations and we went over loss mitigation options and borrower declined all options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250197	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019, the borrower called verify account status. The servicer went over modification terms. The borrower declined modification and scheduled payments to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250196	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment of $XXwith check via phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250200	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Notes indicate the borrower scheduled a One Time Draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250202	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Co-Borrower called in a promise to pay $XX on 09/XX/2019. Cited excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250199	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On 11/XX/2017, the borrower called to report a new insurance claim due to hail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Severe Winter Storm, Straight-line Winds, And Flooding as noted on 3/XX/2019.	8/XX/2019	7/XX/2019	30
209250201	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $XXffective 5/XX/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209250204	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 1/XX/2018 Borrower called and accepted a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Customer stated account did not belong to them and was opened fraudulently. The servicer responded to the customer and police with information about the creation of the loan and identification information used.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250206	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  12/XX/17-The borrower called in and requested a copy of the 1098 tax form.

07/XX/19-The borrower called wanting to be removed from the modification program. Will be making a full payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250207	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The last contact was made on 8/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250210	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment by phone for $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250214	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in and accepted a Repayment Plan with a down payment of $XX The borrower also authorized a payment by phone for $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250211	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borr called to make a payment iao $XXot interested in home preservation options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA disaster XX 09/XX/2017	8/XX/2019	7/XX/2019	30
209250213	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower paid by phone, discussed hardship and declined assistance  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250216	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called for status of loan- advised waiting for final Mod documents to be returned
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250219	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Commentary states spoke with borrower regarding the status of the account. The borrower advised of a promise to pay online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is disputing the credit reporting and claims the account is closed. After review, the dispute information was accurate and unrelated disputed account information was updated.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250217	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a payment via ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209250221	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  08/XX/2019- Borrower promised to pay by phone on 08/XX/2019, rfd excessive obligations
On 06/XX/2019 Borrower called to make a payment and stated receives Social Security income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  01/XX/2017 Commentary states Bankruptcy closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250225	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250227	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment of $XXfor 5/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250224	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states authorized third party called in to schedule a future payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250223	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower set up one payment and promised another within a month. Options were reviewed. The borrower is not interested in any loss mitigation options at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A FEMA disaster was noted on 8/XX/17 due to XX. No property damage was noted.	8/XX/2019	8/XX/2019	60
209250226	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to schedule a payment of $XXwith the agent over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX. Borrower's impact is over from the hurricane.	8/XX/2019	8/XX/2019	60
209250228	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Inbound, Borrower was advised of terms of trial plan.  He requested additional time before deciding to accept or decline.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250230	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  07/XX/2019 - Borrower called with a promise to pay the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250234	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called promised to pay $XXonline by 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250235	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250236	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  the customer was contacted and could not commit pay, stated the reason for the past due is marital difficulty, stated that the intent is to keep the property and provided the financial and requested general information about the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250237	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment by phone for $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250243	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250238	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower called for general account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250241	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209250240	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/XX/2019, borrower called in scheduled payment in the amount ot $XX Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2007.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250244	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Inbound called from the borrower  to make a payment of $XXvia check by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209250239	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250245	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer called and spoke with the borrower to collect payment. The borrower authorized agent to process payment in amount of $XXto be drafted 07/XX/2019 and was provided with the confirmation number. The borrower verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250247	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment of $XXcheck by phone on 08/XX/2019. Borrower stated work has picked up and discussed workout options no decision made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250251	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  the customer called with a one time draft in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250248	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with borrower who stated extra bills caused the loan to be behind.  Offered home preservation options and borrower declined.  Reviewed repayment.  Borrower made one time payment.  Borrower got a second job and paid off extra expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XX noted on 12/XX/2017, per notes on 03/XX/2018 property inspection showed that the repairs are 100% complete.	8/XX/2019	8/XX/2019	60
209250250	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer advised that he need additional time before deciding to accept or decline the workout option discussed as he may be able to bring the account current. He stated he will respond once he receives the letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250253	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer called in and made a $XXpayment.  The late payment was caused by an oversight rather than a hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Foreclosure Referral hold for XX released noted on 12/XX/2017, no damage noted	8/XX/2019	8/XX/2019	30
209250255	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called in and stated will payment payment on line by 11/XX/2017. Workout options reviewed with a start date of 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250256	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called with a promise to pay $XXompleted 5/XX/2018. Borrower was not interested in loss mitigation options advised borrower about discharged bankruptcy that they are not liable for loan debt but property lien is still valid and enforceable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Very limited information on bankruptcy other than it is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250258	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Outbound call made to the borrower to collect on the past due payment. The borrower promise to make a payment with check by phone in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250257	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called with a promise to pay $XXhru mortgage IVR no options discussed no reason for default given.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA disaster area due to XX no property damage noted to property from collection comments dated 8/XX/2017.	8/XX/2019	7/XX/2019	30
209250259	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209250261	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Outbound call to the borrower. The borrower advised they would return the servicer's call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250263	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in and made a payment in amount of $XXto be drafted 07/XX/2019 and was provided with the confirmation number. The borrower verified that the property is owner occupied and intent is to keep the property. The borrower verified that the default is due to excessive obligations and advised not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250265	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called promised to pay $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250266	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment towards the repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250267	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called and promised to pay $XX check by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250269	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250270	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called with questions about the payments and also promised to pay $XXat the branch. Stated the RFD was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	0
209250268	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 the borrower was called to make a payment. Borrower called made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250271	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer called in  to make a payment by phone in the amount $XX with check by phone scheduled for 04/XX/2019. Customer not interested in home preservation options. The customer was offered spoc assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250274	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Comments show borrower contact regarding loan status and payments. Borrower advised they would make payment at branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250277	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called with questions about payments- rfd excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250276	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 10/XX/18 FEMA Declared disaster area for XX.	8/XX/2019	8/XX/2019	30
209250275	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower promised to pay $XX  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 12/XX/17 FEMA declared disaster area for XX.	8/XX/2019	8/XX/2019	30
209250280	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  An outbound call was placed to the borrower to collect on past-due. The borrower promised to pay $XXby mail on 03/XX/2018. The borrower could not offer down payment or plan start date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250279	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2016.  Previous case XX filed on 07/XX/2015 and dismissed on 12/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209250281	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called made payment $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209250283	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called in a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250289	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was contacted on 08/XX/2019 regarding the past due balance. The borrower stated spouse is incarcerated and is waiting on funds from income tax to get caught up.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Collection comments dated 03/XX/2018 indicates borrower called to dispute funds in suspense. The borrower was advised that a GEM work order would be opened but the late charge stop has been removed today and loan has been removed from LMF workflow
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250287	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Talk to borrower regarding past due amount borrower promise to pay $XX online. Borrower states the reason for delinquency is due to did not know payments went up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250293	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Pending payment made on 08/XX/19 though the automated system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Reference to XX however no damage. PMI was deleted from the account effective June 30, 2015.	8/XX/2019	7/XX/2019	30
209250291	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower scheduled a future dated payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250284	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called for general account information. Home preservation options not discussed due to assistance already completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 12/XX/2017 the borrower advised XX blew off shingles from the roof as well as tore up the pool enclosure. The borrower stated repairs were about 70% completed. On 01/XX/2018 the borrower referenced water damages in the front yard costing $XXhere was no evidence a claim was filed or the repairs were completed.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX.	8/XX/2019	8/XX/2019	30
209250290	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250292	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to process payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250298	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Co-Borrower called to make a payment.  Advised that she mailed payment out in March for the March payment on the 20th thought we had it.  Made payment and promised another payment 5/XX/19.  Got behind last year trying to assist mother with finances, it became too much.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250301	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in a promise to pay, not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250302	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA disaster area due to XX no property damage noted from 12/XX/2017 collection notes.	8/XX/2019	7/XX/2019	30
209250299	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with borrower, borrower called in to make a payment iao $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower stated on 11/XX/2017 the property was damaged by XX. On 02/XX/2018 the borrower confirmed the home was subjected to water damage from the hurricane and has not obtained an estimate yet. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments dating back to 08/XX/2017 indicated the property was located in a FEMA Disaster Area due to XX.	8/XX/2019	8/XX/2019	60
209250300	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250305	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 the borrower called to schedule a payment. The borrower was contacted and they made a promise to pay on 5/XX/2019.  The borrower stated the reason for delinquency is curtailment of income and that they are a contractor and clients paid late this month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250312	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in for claim procedures
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250308	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250307	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250309	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Online payment made on 09/XX/19 that would bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250310	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 07/XX/2019 the borrower was offered assistance but turned it down. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250311	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 the borrower called to talk about assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250313	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019 the borrower called to apply for assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250316	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Contact to borrower regarding loan status. Borrower stated reason for default was due to illness of principal mortgage and also advised no interest in workout options. Processed a payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250318	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer called the borrower regarding past due amount.  While on the phone with the borrower the called opted in to receiving email. The borrower stated the reason for default due to illness in the family. The servicer was unable to update borrower financial information to make assessment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA declared disaster area -XX- XX	8/XX/2019	8/XX/2019	30
209250317	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 borrower made a payment of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250320	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The last contact was an outbound call on 12/XX/2018. The Borrower would not commit to pay. Borrower stated income check was short of pay due to missed work. Borrower did not want to go over options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250326	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower promised to pay, discussed hardship and declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: requested payoff amount on the loan per comments the figures were viewed/spoke but no statement was generated. Does not appear actual contact was made with the borrower	8/XX/2019	9/XX/2019	30
209250325	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250327	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  02/XX/2019 - Borrower called -  questions regarding fees since borrower reinstated loan - advised borrower the loan was in foreclosure and those fees pertain to that.  Provided borrower with the dispute process steps  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA declared disaster area - XX	8/XX/2019	8/XX/2019	30
209250330	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 Borrower called promise to pay at a Bank Branch on 08/XX/2019. Reason for default curtailment of income. Borrower was offered options for available assistance and is not interested in Home Preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250329	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  02/XX/2019, outbound call. The borrower declined loss mitigation options and was unable to commit to a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/1999.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209250328	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 06/XX/2018 Borrower was called in reference to Title clearing. Borrower stated was at work and could not talk at the moment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  03/XX/2017 Commentary states discharged Bankruptcy. There is no other information on the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250331	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to inform they had changed insurance companies  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA disaster XX 08/XX/2017	8/XX/2019	9/XX/2019	30
209250334	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250333	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower stated keeps receiving phone calls from servicer and does not understand why.  The servicer stated they called to see if borrower needed any assistance, which they declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Damage listed is entire 1st floor was flooded; roof damage caused leaking in laundry room. As of 02/XX/2018 which is the last note posted, it states no repairs complete; claim is being monitored by disaster team.  $XXived from FEMA for insurance claim  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 08/XX/2017 reflects that the property was located in a FEMA natural disaster area due to XX.	8/XX/2019	7/XX/2019	30
209250332	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250336	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XX as noted on 8/XX/2017; no evidence of property damages.	8/XX/2019	7/XX/2019	60
209250335	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment of $XX via check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No details provided within scope of assignment.  Bankruptcy appears to have been discharged prior to 2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Texas XX (XX) 8/XX/17 with no reported damage.	8/XX/2019	8/XX/2019	30
209250343	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On 10/XX/2017 Authorized third party called in reference to payments and miss-application reversal. Third party was transferred to another department for assistance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250337	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer called the borrower who stated they would make the pay by phone payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250342	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Third party called with questions about payments and made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250340	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250344	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was contacted and advised that they weren't interested in workout options for the home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250345	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250346	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment. RFD:curtailment of income noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250350	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised that a new payment will be made replacing the rejected payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250349	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called regarding default letter, but was not able to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250352	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in and made 3 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: XX 12/XX/2017	8/XX/2019	8/XX/2019	30
209250351	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised of the terms of the trial modification plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed on 04/XX/2017 and resolved on 05/XX/2017.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250353	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The representative called the authorized third party to collect on past-due loan. The authorized third party informed the representative that will make a payment in the next few days. Call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250355	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250357	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Co-borrower called in with a promise to pay and with questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XX as noted on 8/XX/2017; no evidence of damages.	8/XX/2019	8/XX/2019	30
209250358	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Called borrower to discuss the past due payment on the loan. Borrower cannot commit to pay and said the reason for delinquency was excessive obligation. Rep offered spoc assistance options. Borrower opted in to receiving emails.  Borrower stated not interested in home preservation. Borrower stated not interested in loan modification. Borrower states intends to keep the property. Borrower confirms the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250356	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250362	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower made a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharged bankruptcy noted on 09/XX/2014 with no details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250364	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250363	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The Borrower's last contact was inbound via the Online Portal to schedule a same day one time draft in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209250368	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in payment scheduled payment for 04/XX/2019 in the amount of $XX advised of RFD excessive obligations and was not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250366	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower asked for payoff quote for refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250373	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The customer called in to accept collections plan, but no plan set up. The customer was not interested in loss mitigation. The customer requested cease and desist verbally. They were informed  letter would be sent to them that they need to sign.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XX noted on 12/XX/2017, no damage noted.	8/XX/2019	7/XX/2019	30
209250369	3	[3] Delinquent HOA Fees [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in  to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XX as noted on 8/XX/2017.	8/XX/2019	9/XX/2019	30
209250371	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment. and was advised of the documentation still needed for a loss mitigation review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XX cited on 12/XX/2017.	8/XX/2019	9/XX/2019	90
209250372	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Potential successor called to report the borrower's death.  Borrower is deceased and In Probate.  The date of death is 07/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the delinquency.  On 11/XX/2016, bank statements for the dispute were received.  The agent reviewed the pay history with the customer.  The dispute was resolved on 12/XX/2018 as the response was sent.  The delinquency was due in part to returned payments and the pay history breakdown was sent.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250376	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250380	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower was contacted to collect on the past due loan payment. The borrower advised the RFD is due to excessive obligations and made a promise to pay $XXnline.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250378	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to modify a scheduled payment from 08/XX/2019 to 08/XX/2019. the borrower stated the reason for default was due to car problems. The borrower stated they would make the payment for September on 09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Florida XX (XX) declared on September XX, 2017. There was no mention of damages.	8/XX/2019	8/XX/2019	30
209250382	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Called the borrower who promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250383	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Inbound with questions about payment.  Auth party called while confirming info call was lost.  Sole Borrower deceased.  Promised to pay $XXranch today, discussed un-applied funds balance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209250381	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250384	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Third party stated borrower is deceased.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250387	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250385	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Missing case#, Chapter #, and dates.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250391	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called-
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250388	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Outbound call to the borrower who promised to pay $XXith check via phone on 9/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250389	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower scheduled a payment in the amount of $XX and advised of family medical issues. Borrower was advised of potential foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250390	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower advised that spouse is XXand they make payments based on amount of pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250392	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019 the borrower called and said they paid at bank branch.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250393	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called and promised to pay $XXy phone on 12/XX/2017. Borrower not interested in Loss Mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250395	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Associate made contact with borrower to collect on past due loan. Borrower scheduled a payment with the effective date of 03/XX/2019. Comment dated 08/XX/2017 borrower stated they were impacted by the disaster and they had to move into a hotel on 11/XX/20174 and the property is vacant and agreed to accept the relief servicer is offering.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to (XX) XX cited on 08/XX/2017.	8/XX/2019	7/XX/2019	30
209250396	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Outbound call to borrower to collect on past due loan. Borrower stated made a payment at the bank branch today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250398	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called about lowering interest rate. Borrower was not experiencing hardship and was advised of refinance option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250397	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was contacted and made a promise to pay over the phone. The RFD was due to a curtailment of income. Loss mitigation assistance was offered but the borrower was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250400	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250399	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Boorrwer called, was not abel to commit to payment.  Borrower advised of reason for default and was advised of home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250402	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250404	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower  called in title documents and was advised by the servicer that they had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209250403	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The customer called in and made a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250405	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	90
209250409	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower promised to pay at branch, discussed hardship and wanted to know what happened to funds in suspense. Associate informed borrower there was $XXsuspense from 12/2018-03/XX/2019 and on 03/XX/2019 a payment was applied with funds received leaving a balance of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250407	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 8/XX/2019 Borrower advised to call back on the weekend since Borrower was at work. On 12/XX/2018 Borrower was unsure about whether wanted to extend the length of the loan through a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250408	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to change a scheduled payment for $XXom 8/XX/2019 to 08/XX/2019 citing excessive obligations as reason for default.  Borrower not interested in loss mitigation, stated property was owner occupied and intent was to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250410	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to schedule a payment for $XXeffective 5/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2017 - FEMA disaster protection for XX. No damage.	8/XX/2019	8/XX/2019	30
209250406	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower cannot commit to pay and is not interested in loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Texas XX (XX) declared on August 25, 2017. There was no mention of damages.	8/XX/2019	9/XX/2019	30
209250416	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with borrower who stated can make the payment on 9/7.  Borrower stated had some medical issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA Declared disaster area for XX. 12/XX/17 disaster protection expired.	8/XX/2019	7/XX/2019	30
209250415	3	[3] There are indications of fraud on the loan. [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in and stated never put a password on the account and was very concerned that there was one that wasn't authorized.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower promise to pay on 07/XX/2019 the amount of $XXREASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: On 06/XX/2017, borrower claimed loan origination documents were fraudulent and the original deed on file with the county had been altered. The borrower stated on 08/XX/2017 that the bank broke into the borrower's safety deposit box and stole the deed to the house. The borrower stated the house was paid off and the bank took the deed and refinanced the house. The borrower was demanding the payments be returned. The servicer provided a response stating that the loan was not paid off since origination and the loan was not refinanced.	8/XX/2019	8/XX/2019	30
209250417	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required [3] Verbal Dispute - No indication servicer ever responded and appears issue still active [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower spoke with the banker and advised that the lender improperly initiated a foreclosure on the property around October 2018.  An outside vendor came in and caused damage to the home.  The report can take up to 30 pages.  The customer requested that the bank should waive all assessed fees due to all of the issues with the loan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates No indication servicer ever responded and appears issue still active.  07/XX/2019 inbound call borrower promise to pay $XX08/XX/2019
The customer requested that the bank should waive all assessed fees due to all of the issues with the loan.  Attempts to contact the borrower were made; but no resolution was cited.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Prior flood damage was reported on 08/XX/2018.  A claim was not field due to no insurance for the condo per notes dated 09/XX/2018.  On 04/XX/2019, the homeowner denied that the home was abandoned; but had moved in with a friend due to the flood damage.  In the meantime, an outside vendor assigned by the servicer broke into the home and stole items as well as caused damaged per notes dated 04/XX/2019.  A police report is pending receipt as of the review date.  No evidence of completed repairs was cited.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250420	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250419	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower was educated on the modification process and decided to apply. The agent advised a decision would be made once a complete package is received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Noted on 08/XX/2019 mortgage assistance application is missing necessary document. Noted on 08/XX/2019 message left for borrower advising of missing document.	8/XX/2019	8/XX/2019	60
209250423	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower promised to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250422	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Inbound call regarding refund check status.  Was not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250425	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250426	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment in the amount $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Noted on 08/XX/2019 a BK letter sent, which indicates there being a prior bankruptcy.	8/XX/2019	8/XX/2019	30
209250427	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250429	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower had a payment dispute. Borrower did not commit to making a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Funds were not applied correctly. Research was opened and it appears the payment dispute resolved.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250428	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called and made a payment by phone.  Curtailment of income was cited as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250434	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250430	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250433	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower was called on 1/XX/19 and advised that a $XXayment would be made at their local branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The subject property is located in FEMA disaster area for XX. No damages were reported.	8/XX/2019	8/XX/2019	30
209250435	3	[3] MI Not Being Paid As Required [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019, outbound call. 3rd party authorized called and stated that borrower is currently ill. 3rd party authorized was unable to commit to making a payment and declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 10/XX/2018.	8/XX/2019	8/XX/2019	30
209250437	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a payment of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Roof and chimney damage from hurricane, date of loss 08/XX/2017. No evidence claim was filed. Repairs were 75% completed 08/XX/2018. Borrower stated had FEMA check to cover repairs. No evidence repairs are completed.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 07/XX/2016, 08/XX/2017 reflects that the property was located in a FEMA natural disaster area due to flooding and XX.	8/XX/2019	8/XX/2019	30
209250438	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to verify payment details. Borrower promised to pay $XXvia XX on 6/XX/2019. Borrower confirms the property is owner occupied. Borrower not interested in home preservation options. Borrower said the reason for delinquency was excessive obligation. Borrower promised to make a payment. Rep offered spoc assistance options. Borrower opted out from receiving emails.  Borrower stated not interested in loan modification. Borrower states intends to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250441	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make payment to the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250440	3	[3] MI Not Being Paid As Required [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower updated cell phone number and advised that illness is the reason for delinquency .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Texas XX (XX) 8/XX/17 with no reported damage.	8/XX/2019	8/XX/2019	30
209250447	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called regarding insurance claim funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/XX/2017; repairs completed and claim was closed 02/XX/2018.	8/XX/2019	8/XX/2019	30
209250445	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On 09/XX/2017 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250448	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Authorized third party called to schedule payment. The customer scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17.	8/XX/2019	8/XX/2019	30
209250450	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a promise to pay of $XXn or before 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250446	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250444	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in and made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209250449	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to make a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209250451	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called and made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 08/XX/2017 reflects the property is located in a FEMA Disaster declared area due to XX. No damages reported.8/XX/2017.	8/XX/2019	9/XX/2019	30
209250452	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound call to the customer. They had a servicing question. They stated they would make a payment before the end of the month, but they were not sure of what date. The reason for default was excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209250453	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Boprrower promise to pay $XX drafting on 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250455	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a promise to pay at their bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250454	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower stated that has excessive obligations since is going back to school.  The customer will try to bring the account current by September and promised to pay $XXt the branch on 09/XX/2019.  Loss mitigation assistance options were declined since the homeowner is close to paying off the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250458	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called concerned about paperwork for a loan modification when the borrower did not accept one.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250456	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250457	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250460	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in payment of $XXby phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Noted on 08/XX/2019 skip verification dialed no answer.	8/XX/2019	8/XX/2019	30
209250459	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019, the borrower called to schedule a payment, confirmed a curtailment of income, declined loss mitigation assistance, and confirmed owner occupancy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250461	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250462	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/1996.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250463	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250465	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 8/XX/2019 Borrower accepted a promise to pay $XXy 8/XX/2019 via check by phone. Borrower stated the reason for default was due to ilness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250467	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment.  Borrower promised to pay $XXn 8/XX/19 and $XXn 8/XX/19.  Borrower is not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250466	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250468	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Authorized third party called and scheduled a $XXayment.  The borrower was waiting for Social Security benefits.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250473	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 10/XX/2017. No damage was reported.	8/XX/2019	7/XX/2019	30
209250470	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in and  scheduled a payment over the phone.  The borrower stated property was owner occupied; reason for default was excessive obligations. was not interested in loss mitigation and intent was to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250474	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Outbound call to borrower regarding past due payment however borrower could not commit to pay and stated they are not experiencing a hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250471	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: The property may be located in an area impacted by a FEMA disaster (XX 10/2018); no damage reported.	8/XX/2019	9/XX/2019	30
209250478	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The called to make a payment of $XXwith check via phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250475	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250476	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250484	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borr called regarding status of loan. He has concerns because his resolution letter states his approved interest rate to 3 to 4% and he was told by his case manager that he would get 2%.  Advised hi he would need to followup with his case manager and that his concerns are noted. He was transferred to his case manager.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250481	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250483	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Called borrower to collect past due amount.  Borrower could not commit to pay.  She stated her son lives in the home and makes the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250479	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a one time draft payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	60
209250485	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Authorized third party called in to confirm taxes were going to be paid.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250488	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower promise to pay $XXrafting on 03/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	30
209250487	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Comments dated 11/XX/2018 reflects that the property is located in a FEMA Disaster declared area due to XX. No damages reported.	8/XX/2019	7/XX/2019	30
209250486	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called on 8/XX/19 and a payment was requested.  The borrower made a $XXayment and was not interested in loss mitigation options.  Marital problems caused the late payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharged bankruptcy was noted on 06/XX/2016. No details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250489	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower promised to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250491	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized third party called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250494	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250496	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250495	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250505	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250502	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  An outbound call was placed to the borrower to collect on past-due loan. The borrower promised to pay $XXonline on 07/XX/2019
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputes present, previous account status, and payment rating. The account information was was updated and resolved
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250500	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower could not commit to making a payment, citing curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250503	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to schedule their 2nd trial payment. Associate informed borrower the documents are due and the loan may be sent for removal any day. Borrower stated they will the documents notarized and overnight today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250509	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and inquired on making a partial payment. The borrower stated they had new employment. The borrower was advised on making a payment then getting a repayment plan to bring the loan current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA disaster area for XX 09/XX/2017. No damage noted.	8/XX/2019	9/XX/2019	30
209250508	2	[2] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is 07/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	90
209250512	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250511	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower was contacted regarding past due balance,  payment iao 1338.91 was secured
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to discuss mod process and after agent educated borrower on mod process, borrower declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209250514	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was -XX-.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: On 07/XX/2019, there was an inbound call from the Personal Representative of the Estate. The information provided was that the payment that was currently made of $XXas $XXf Principal and Interest; $XXf County taxes and $XXf Hazard Insurance. There was no commitment to pay; stated the property was occupied and had a service complaint about the payment being high.There was no commitment to pay due to the death of the mortgagor./family.	8/XX/2019	8/XX/2019	30
209250519	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower stated they had excessive obligations and discussed their financials.  They promised to pay $XX on 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250513	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XX	8/XX/2019	8/XX/2019	30
209250521	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250518	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer made a promise to make a payment today at the branch. The customer stated had to buy a new engine for the cab. The borrower declined payment assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250522	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Commentary states spoke to borrower regarding the status of the account. Borrower advised unable to commit to payment and provided a reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250523	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower promised to make a payment in the amount of $XXvia online on 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250516	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250517	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to make a payment for $XXn  07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250524	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower made a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	0
209250527	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019, the borrower called to verify account status due to a property inspection recently performed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Noted FEMA declared disaster on 12/XX/2017; XX. No indication of damages noted.	8/XX/2019	9/XX/2019	30
209250528	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to make payment online on 08/31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250531	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called for reinstatement wire in the amount of $XXthat was sent earlier. Confirmed this reinstatement wire was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to a hurricane cited on 09/XX/2017. No damages reported	8/XX/2019	9/XX/2019	30
209250529	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower verified their information and could not commit to pay.  They declined home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XX noted on 12/XX/2017. No damages were reported.	8/XX/2019	7/XX/2019	30
209250534	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209250537	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower spoke to the servicer about past due amount and made a payment.  They were not interested in home preservation options.  They have excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250536	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to make a payment and also declined the modification since only owes for march.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250538	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019, the borrower called to provide an update on loan modification. The borrower was informed about notary stamp requirement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250545	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower  was contacted regarding past due balance, borrower made payment over the phone iao $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250541	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised that the loan modification documents have been issued and need to be signed by a Notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The homeowner advised that the wind and heavy rain damaged the fence.  The repairs were completed at a cost of $XXer notes dated 12/XX/2017.  There is no evidence of a claim being filed nor an inspection verifying the status of the repairs.  The damage repair amount is estimated at $XX Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 08/XX/2017 reflects that the property was located in a FEMA natural disaster area due to XX.	8/XX/2019	8/XX/2019	30
209250544	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states borrower called in with question regarding the modification information. Borrower advised will be sending documents in via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2019.  Amended Proof of claim filed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209250540	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer confirmed the general account status and confirmed their mod docs were signed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250542	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower promised to make payment at branch on 01/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property located in FEMA area noted on 11/XX/17.	8/XX/2019	7/XX/2019	30
209250547	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250543	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower could not commit to making a payment and not interested property preservation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250555	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borr called to schedule a payment iao $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 08/XX/2017 the account noted, the property is located in a FEMA disaster area for XX, no property damage was reported.	8/XX/2019	7/XX/2019	30
209250553	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The last contact was made on 10/XX/2016, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250551	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment of $XXfor 6/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250550	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Comment dated 08/XX/2019 borrower called for assistance options stating the hardship is temporary, as they had to pay car and flood insurance and scheduled payment for 08/XX/2019. The borrower made a promise to pay $XXvia check. His RFD was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 12/XX/2017-The property was located in a FEMA declared disaster area due to XX. No property damages were reported.	8/XX/2019	8/XX/2019	30
209250552	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to schedule a payment but he didn't have his bank account number.  He stated he will call back to schedule the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250556	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower advised that a payment will be made tomorrow.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Hurricane comments noted on 2/XX/2019, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	8/XX/2019	8/XX/2019	0
209250558	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250559	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019, outbound call. The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250560	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019, the borrower called to verify status of loan modification. The representative advised that the modification was complete.  The borrower promised to make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250563	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 01/XX/2018, outbound call. The borrower was advised of final step for modification. The borrower was advised to notarized final documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	6/XX/2019	0
209250567	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250564	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to advise of their loan modification agreement. Advise it is being received and advised of the next steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250566	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to schedule a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250568	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called on 8/XX/19 and was notified of the decline of the mortgage and equity accounts.  The representative advised of the appeal process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by XX as noted on 09/XX/2017. Damage was noted on 09/XX/2017 to window screen panels, windows and air conditioner was blown away. Property damage was resolved as noted on 03/XX/2018.	8/XX/2019	8/XX/2019	30
209250570	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Spoke with the borrower on the process of the review for a modification, borrower wanted to know if can stop any anytime if can bring account current. Advised the borrower can stop the review at any time. Borrower scheduled a payment via phone on 07/XX/20019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Noted 01/XX/2018 both primary and secondary borrower are deceased; borrower's adult child is a vested owner and resides at the property.
							Noted FEMA declared disaster on 10/XX/2016; XX. No indication of damages noted.	8/XX/2019	8/XX/2019	30
209250573	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Inbound call from Borrower to make payment, will pay on the 17th.  Not interested in Home Preservation. He will try to bring the loan current on his own with 2 payments every 2 weeks.  Borrower made 2 payments in May but only a single payment in June.
The borrower called in on 08/XX/2019; was not able to make a payment but said would catch up on his own later.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 09/XX/2017 the account noted, the property is located in a FEMA disaster area for XX, no property damage was reported.	8/XX/2019	8/XX/2019	90
209250575	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower advised will accept the trial loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209250576	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in with questions regarding payments and agent advised accordingly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250577	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [3] Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower reported property damage on 07/XX/2018.  The borrower stated on 11/XX/2018 the estimated damage cost is $XXd repairs are 60% completed.  Damage was noted due to flooding and a sewer back up and the borrower paid out of pocket for the repairs.  There is no evidence of an inspection confirming repairs were completed.  The damage repair amount is estimated at $XX0.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250578	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to say he was waiting for his 401K to arrive before making a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250581	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in with questions regarding payments. Agent advised accordingly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209250580	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a promise to make a payment at the branch by 07/XX/2019. The customer does not live in the home. The reason for the late payment was due to excessive obligations. Per commentary, borrower intent is to sell property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: Written authorization received for XX cited on 04/XX/2019. Property was cited as being located in a FEMA declared disaster area due to XX cited on 12/XX/2017.	8/XX/2019	7/XX/2019	30
209250587	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower stated that the spouse has only been working part time for over a year.  The customer declined home preservation assistance although dealing with excessive obligations.  A payment was scheduled for $XXffective for 09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	60
209250579	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: XX noted on 8/XX/2017 no damage	8/XX/2019	8/XX/2019	30
209250585	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250582	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  spoke with borrower in regards to modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	Bankruptcy
209250589	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment and promised another. The borrower is not interested in assistance at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	60
209250591	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer expressed they could not commit to pay and went over home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250590	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250593	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make a promise to pay $XXwith check by phone on 8/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comment 10/XX/2018, FEMA Disaster, Impacted by XX XX No evidence to indicate any outstanding property damage.	8/XX/2019	9/XX/2019	30
209250592	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower stated that she was laid off in November 2018 and unemployment funds have run out. She plans on making 2 payments in June to bring the loan current. Loss mitigation options were discussed but the borrower was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 05/XX/2018-Comments indicate the property was located in a FEMA declared disaster area due to XX. No property damages were reported.	8/XX/2019	7/XX/2019	30
209250599	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The customer called in to make a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250595	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called in to make a payment of $XXfor 11/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	Bankruptcy
209250597	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower stated they would pay $XX at the bank branch on 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250596	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called requesting a refund for extra payment made in error. The call transfer to collection. The borrower stated not interest in loss mitigation will use 401k funds to bring loan account current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250600	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to make a payment of 1509.54 2/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	60
209250601	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250602	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower promise to pay on 03/XX/2019 the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	5/XX/2019	30
209250604	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower advised their spouse was back to work and promise to pay $XXith check by phone on 09/XX/2019, decline loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property located in XX disaster area but no damages or loss reported in comments	8/XX/2019	7/XX/2019	30
209250603	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2019.  The last payment was received on 05/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to say his boss had not been payed as of yet and was waiting on his boss.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was impacted by XX as noted on 08/XX/2017. No damage noted as of 10/XX/2017.	8/XX/2019	9/XX/2019	90
209250608	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a promise to pay online on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	8/XX/2019	30
209250492	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower stated will make payment online and declined repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	7/XX/2019	30
209250616	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
209250611	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 07/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2019	9/XX/2019	30
208668485	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: There are no comments noted since last review. Borrower is rolling 30 days delinquency.	8/XX/2018	6/XX/2018	30
208668497	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668434	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668488	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower stated that no longer represented by the attorney. Advised borrower that revocation is needed in writing in order to remove the third 3rd party
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The proof of claim was filed 08/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668489	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called because they received an assistance package. The borrower found out they were one month behind. The borrower advised they had been paying extra medical bills. The borrower scheduled a payment for 08/XX/2018, 09/XX/2018 and 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668490	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make the November installment. Borrower advised that they are retired and will start receiving Social Security but have not begun receiving it yet. Agent set up payment with borrower over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208675271	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  08/XX/2018 A Bankruptcy periodic letter was to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668443	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower agreed to keep calling in payments, the borrower was advised to not be concerned about the NOI letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no updates	8/XX/2018	6/XX/2018	60
208668446	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  advised of total amount due $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208668449	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Talked to borrower, verified owner occupied. The borrower is planning on raising their income by renting out guest house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668145	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Comments show contact regarding loan status and promise to pay taken. Borrower refused to go over financials and was denied retention assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208669233	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke with authorized third party.  Servicer advised the account is due for the February payment. Third party advised will contact the borrower's to find out what the intent is and will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671121	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was contacted to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671125	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 A Bankruptcy periodic letter was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668439	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  One of the borrowers stated that has not been working since November; but is not getting unemployment income.  However, the caller later advised is now working as an Uber driver and gets paid as drives.  The borrower called in to change draft amount from $XX to $XX for today using funds from spouse's paycheck.  The repayment plan had been broken on 05/XX/2018 due to a returned payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668402	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Borrower called to go over financials. Surplus income, but can send documents in for review, borrower declined. Payment arrangements set up to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668411	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower stated they wanted to bring the loan current and secure future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208672969	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Servicer discussed modification as an option to get caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan modified prior to review period - 2010	8/XX/2018	8/XX/2018	30
208670868	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Customer called to inquire about payment. Advised total amount due. Customer stated that the payment was made on line and will pay fees with next payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668414	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in regarding repayment plan.  Servicer explained repayment plan.  Servicer advised the initial payment was included in the payment plan.  The payment was included in the 6 month repay plan.foreclosure proceeding.    Borrower declined to set-up July installment.  Servicer advised collection calls and letters will continue the account is brought current.  Servicer urged the borrower to stick with the repayment plan in order to avoid foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208670725	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to state they have not received any statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208668783	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The client processed a payment for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208671169	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated was at work and is not able to take calls.  Servicer confirmed phone number with the borrower and removed the work phone number.  Borrower was unable to complete the call due to being at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208667846	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  9/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $XXon 7/XX/2018.

Borrower called to find out why she can not use her debit card.  Borrower was advised need routing and checking number to submit payment.  Borrower indicated she was still in active bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208675772	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Commentary states borrower called in regarding interest rate and how to lower it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671489	3	[3] Written Dispute - No indication servicer responded to outstanding dispute in writing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Per the commentary the last conversation was the servicer contacting the borrower inquiring on the August payment. The borrower stated on 08/XX/2018 had faxed a payment dispute; stating that the loan should be current and was not paying the inspection fee as was never late.  The agent replied to allow the research to be completed and then will follow up with an explanation.  The borrower fell behind when the interest rate changed in 2016.  The customer will call in on the 25th to pay $XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is not resolved and the status indicates No information servicer responded to outstanding dispute in writing.  On 05/XX/2018, the customer disputed the loan status; stating should be current due to the bankruptcy plan.  On 05/XX/2018, a written dispute had been faxed.  The agent replied to allow the research to be completed and then will follow up with an explanation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 12/XX/2015.  An agreed order was filed on 01/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: After the status date, the loan was reinstated on 06/XX/2018. 09/XX/2018 XX Response: No evidence of deceased borrower AMC Response: No additional information regarding dispute received - no change to exceptions.	8/XX/2018	8/XX/2018	0
208670870	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Inbound to make payment. Advised of amount due. Borrower disagreed with amount of $XX Advised can not make payment over phone for 1 year due to multiple non sufficient funds. Stated will send XX. Updated phone number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670871	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower was contact on 11/XX/2017, borrower mentioned they didn't miss a payment and is disputing but never provided info requested. The servicer advised $XXck returned due to insufficient funds.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payments but they never provided documentation needed for servicer to research issue.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan modified prior to review period - 2013	8/XX/2018	6/XX/2018	30
208671476	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  On 6/XX/2017 the borrower's payment concerns were addressed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	30
208671474	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208675658	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to discuss options.  Not able to place in a repayment plan at the moment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208670865	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671026	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower payment in the amount of  $XXrafting on 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208671027	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in asking about their payment, asked if it will auto draft or did they need to call and make a payment. Advised the payment will be auto processed today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208668624	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to make payment arrangements. They gave a verbal authorization to speak to a 3rd party to discuss the payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208675293	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Called borrower, advised of past due amount.  Borrower had business failure, new job now gets paid in a week. Several months behind on all utilities. Reviewed, with deficit and deferred balance, modification would be unlikely.  Provided numbers for KYH website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669302	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	0
208669304	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower was contacted to find out when he was going to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675431	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower ask to pay with credit card informed no and then advised they were locked out of online payment system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669305	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make Speedpay request; servicer advised on process once BK has been discharged
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments on 04/XX/2018 indicated all damages were repaired.	8/XX/2018	8/XX/2018	Bankruptcy
208675433	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The authorized third party calling asking what payoff amount. Rep. advised we do not have payoff amount off hand, however can put in a request to have payoff sent and tat is 7-10 days. The authorized third party agreed and asked to mail payoff quote to mailing address on file. Rep. advised of principal balance as of today $XX13 and total amount due $XX Rep. asked when will be making payment. The authorized third party stated is in the process of getting a loan to payoff the loan and if that does not go through as planned will make payment by 3/16 for March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	30
208667794	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  An authorized third party called to confirm the loss draft documents were received and the servicer confirmed they were received and under review. 90% inspection completed for repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	4/XX/2018	0
208675719	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact with borrower was on 08/XX/2018. The borrower stated would try to make payment by end of September. Borrower stated was unemployed at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 4/XX/2018 requesting the contact number to file an insurance claim for roof leak and the agent provided the contact number for XX. There is not indication in the notes if the claim was filed or the cause or extent of damages. On 4/XX/2016, the borrower stated they had damage and wanted to make a claim. There is no indication a claim was filed or what type of damage occurred.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208675210	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to inquire about charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675198	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Co-borrower called and spoke with the rep; the call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208672975	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to request the fax number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 06/XX/2017, the borrower advised they are disputing the misapplication of payments with the attorney general. The servicer advised they see a response to the dispute was sent to the borrower stating the funds could not be reversed. The borrower advised they will continue to dispute with the attorney general. On 09/XX/2017, the borrower advised they were disputing a missing payment. On 10/XX/2017 the borrower advised they sent in a complaint and the servicer advised the borrower they would still need to make a payment. If the dispute is resolved and a correction is needed then a refund will also be issued. There was no further contact with the borrower in regards to the dispute since 10/XX/2017.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672992	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made a payment of $XX today to complete the repayment plan and made a promise to make another payment by 6/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208668460	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to find out why the month of May was not closed out.  The agent advised that the payment on 04/XX/2018 reinstated the loan; and that the remaining $XXad been applied towards the principal balance.  A payment for the $XXas scheduled for today.  A request to reverse $XXrom principal and be applied towards the month of May was submitted.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE AMC's Response: Confirmed no property damage.	8/XX/2018	7/XX/2018	0
208676057	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower requested statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672965	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Unauthorized third party called to get information about the payment.  Agent advised unable to provide information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Limited bankruptcy information provided.  Comment on 6/XX/2018 BK Review:  Not yet Discharged or Terminated.  Cannot remove from BK.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	Bankruptcy
208672966	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208675206	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to confirm receipt of authorized from attorney and was advised to resend via fax.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208667729	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to let us know payment will ve made on 02/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208667723	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  08/XX/2018 Servicing note states: Pre-Foreclosure State required due diligence calls completed on 08/XX/2018 and 08/XX/2018 a Pre-Foreclosure letter was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667575	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a promise to pay and discussed a repayment plan option.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting; stating property was not included in bankruptcy and is making active payments. Servicer updated reporting and issue is resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667512	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  08/XX/2018 Late notice was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668801	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed 04/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	Bankruptcy
208667513	2	[2] Payoff has been requested within the last 60 days [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  6/XX/18:Per the commentary the reason for default was listed as casualty loss/natural disaster; however, the notes state no insurance claim was submitted.  The  servicer was contacted on 04/XX/2018 for a current payoff on the loan as the borrower is attempting to refinance the home.

07/XX/18:borrower called to make payment of $XXVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing late charges due to wrong bank account number being used.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208668810	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower wanted to discuss options.  Borrower provided with all options and wanted to apply for a modification.  Borrower indicated would get documents online and call back once has chance to complete.  could not complete financial review at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668771	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208669370	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted damage on 09/XX/2017 as a result of XX but did not file a claim.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017.	8/XX/2018	8/XX/2018	0
208669372	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Called and spoke with borrower and advised of status of account. Borrower on a working Repayment Plan and borrower scheduled  a payment for $XX effective 1/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669368	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Account inquiry.  No promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667922	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Speedpay taken for $XX on 7/XX/2018, 8/XX/2018, 9/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  Borrower claims to have been making payments monthly and is not delinquent. On 6/XX/2018 Servicer sent a payment history and advised Borrower to submit dispute in writing. Commentary reflects the account became delinquent on 8/XX/2015 due to a payment amount change in July 2015.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: Written correspondence received 9/XX/18 pending XX review/response regarding the referenced missing pmt. AMC Response: No additional information regarding dispute received - no change to exceptions.	8/XX/2018	9/XX/2018	30
208667933	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called on 05/XX/2018 to check on the status of their insurance policy due to the recently changed carriers. The borrower also inquired about removing mortgage insurance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Per commentary 06/XX/2016 borrower received resolution to written dispute and agreed with it as borrower was unaware his rate changed at first of year and had been making the wrong payment each month.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Per the commentary provided the only mention of bankruptcy was on 03/XX/2014 when the borrower was advised to speak with entity who filed the bankruptcy on how to complete the reaffirmation after discharge; no other bankruptcy details were listed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667953	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer was contacted and provided a one time draft in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no new update	8/XX/2018	6/XX/2018	30
208675669	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact with the borrower was on 07/XX/2018. The borrower stated had just arrived at work and needed to get clocked in. Borrower stated would call back after 5pm to set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668585	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  08/XX/2018 Bankruptcy Periodic letter was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208676064	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was on disaster forbearance through 3/XX/2018
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called to make payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. No damage was reported.	8/XX/2018	7/XX/2018	0
208668455	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  An authorized third party (borrower's spouse) called on 08/XX/2017 to confirm the borrower's proof of insurance was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668836	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called about hazard claim check to see if received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: As of 5/XX/2018, loan is due for the May 2018 payment. May 2018 payment was made on 6/XX/18. Loan has had consistent rolling 30 day lates since December 2017. Disaster Forbearance 6 month plan due to hurricane	8/XX/2018	6/XX/2018	30
208669096	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to find out what would happen if the agreed upon plan was broken and other payment arrangements were made.  The client explained that the plan would be broken. The borrower made a payment in the amount of $XX and was offered a 5 month plan with differed fees. The paper work was sent to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208675778	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671530	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower inquired about forbearance terms, modification possibility, and payment options.  Forbearance plan ended 4/XX/18, and it does not appear that borrower ever applied for a modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the property inspection fee that was assessed on the loan on 01/XX/2018.  The borrower was in a disaster forbearance plan and the fee was waived.  A response was sent to the borrower on 04/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Borrower stated that roof is damaged and that there was an insurance claim as of 9/XX/17 due to disaster.  There is no evidence of claim funds being received or the damage repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 07/XX/2011 LOSS TYPE: BRANCH/WEB DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM NUMBER: XXX CHECK ISSUED BY: XXX QBEFXXX XX 3/XX/2015 8:41:36 AM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 07/XX/2011 LOSS TYPE: BRANCH/WEB DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM NUMBER: XX CHECK ISSUED BY: XX QBEF XX 3/XX/2015 8:41:36 AM Send to hazard claims - is claim being monitored? PLEASE PROVIDE DETAILS IN DAMAGE AND ETA ON COMPLETION AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	7/XX/2018	0
208670964	3	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673539	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Borrower called to set up speedpay request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671056	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower questioning credit history. ***  Request to verify all dates with credit bureau, applicable fields updated, status as of 1//2017 30 days past due with history through 12/2016.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673511	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called on 08XX2017 inquiring why payment on billing statement didn't close out
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208671059	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Customer discussed payment options and delinquency. Servicer setup payment plan and promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671060	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called and advised they were not receiving statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208673485	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671065	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrowers just completed a re-payment plan due to excessive obligations after being discharged from bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2012.  Per the comments the borrower had a Chapter 7 bankruptcy XX filed 10/XX/2011 discharged 02/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671068	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a payment in amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668075	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675226	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The servicer has been in contact with the borrower and they are making payments to bring the mortgage current without the help of Loss Mitigation.	8/XX/2018	7/XX/2018	30
208668030	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  XX called to advised that the bankruptcy has been discharge and to send all mail to the borrower. Per the representative, advised the caller that a formal letter from the Attorney advising to send all mail to the borrower or an Attorney Letter Revocation is required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208675222	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Only one contact with borrowers during the review period (on 1/XX/17).  All other attempts have been unsuccessful.  Minimal information was obtained during the January 2017 call.  No options discussed, RFD, nor intention.  Delinquent notice sent 6/XX/18.  Notes in 2013 state RFD was unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Latest note is delinquent letter sent out to customer on 08/XX/2018. Borrower has been rolling 30 days delinquent for the past 6 months.	8/XX/2018	8/XX/2018	30
208675213	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated was self-employed, reason for default business failure; borrower wanted to make May installment.  Servicer discussed repayment plan; however, borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667971	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in with questions about a loan modification letter they received and wanted to apply
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208667977	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower made a payment in the amount of $XXated for 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208668946	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called regarding a statement they received in the mail.  Advised the borrower that the statement was generated prior to the most recent payment being made. Borrowers stated that she would make a payment in the amount of $XX on 8/XX/18.  At the time of this review the payment has not posted to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668154	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  On 9/XX/2015 Borrower called to find out the amount of late fees due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No commentary provides dates for any filings or the file case number.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668856	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower wanted to know how many months they were behind.  Advised NOI  dated 7/XX/18 expires 8/XX/18 and explained the NOI.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668002	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Outbound call to borrower. Borrower unable to say when payment would be made to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: attempts made to reach borrower.	8/XX/2018	6/XX/2018	60
208668005	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: There are no comments noted since last review. Borrower is rolling 30 days delinquency.	8/XX/2018	5/XX/2018	30
208675220	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last spoke to the borrower regarding the delinquent account. Borrower appears to have on going issues making timely payments
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing being 4 months delinquent and stated only 2 months late. Appears that due to bankruptcy and modification borrower was inorrect
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 07/XX/2014.  Borrower states loan was to be reaffirmed but servicer states bk order states not confirmed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208669273	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669248	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671167	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673658	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  The borrower advised that the hardship was due to vehicle repair.  The payment was rescheduled from 08/XX/2015 to 08/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673657	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower advised that had sent a money order out on the 1st for $XX.  A promise was made to pay the difference of the short payment in the amount of $XX cover the month of March.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2005.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673791	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Discussed initial trial modification with borrower. Borrower agreed as they felt they have no choice. Spouse has been unemployed about a month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	90
208675762	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 08/XX/2013.  The plan was confirmed 09/XX/2013 per commentary dated 07/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208673123	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  On 1/XX/2016, the borrower stated that there were excessive obligations due to car repairs. Nothing to note more recent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668334	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke with authorized third party (spouse), was calling in to make a payment iao $XXdvised TAD $XX rfd working slow due to the weather (temporary}. Financials taken, offered a RPP of $XXor 4 months and 1 for $XXaccepted and agreed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668340	3	[3] Verbal Dispute - No indication servicer ever responded and appears issue still active [2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Per last conversation with borrower, servicer informed borrower of total amount due and advised borrower owing for two plus months plus over $XX late fees, borrower disputes late fees; however, call was disconnected and no other commentary provided.  Borrower advised could not pay total amount due, no reason for default listed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  Unable to determine if the dispute is resolved and the status indicates No indication servicer ever responded and appears issue still active.  Per last conversation with borrower, servicer informed borrower of total amount due and advised borrower owing for two plus months plus over $XX late fees, borrower disputes late fees; however, call was disconnected and no other commentary provided.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Last noted on 07/XX/2018. Pending check and adjustor report.  The damage repair amount is estimated at $XX0.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The borrower prefers to speak Korean per the comments. Comments form 7/XX/2015 indicate the borrower was disputing that the payment was past due. The borrower was advised to provide bank statements to confirm the payments that had been made to the account. No documentation was ever provided. The comments from 9/XX/17 indicate that a notice of intent could not be sent because the property was in a disaster zone. The 9/XX/17 comments indicate a hazard insurance claim was filed by the borrower for $XX0. There is no other information provided, and attempts to contact the borrower are unsuccessful. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WINDSTORM DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM NUMBER: XX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - XX XX 9/XX/2017 8:21:55 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WINDSTORM DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM NUMBER: XX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - XX XX 9/XX/2017 8:21:55 PM Pending adjuster's report to confirm if under $XX's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	8/XX/2018	30
208675252	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Review-9/XX/2018-Notes indicate that Borrower advised that spouse paid the Total Amount Due but didn't know method of payment, how much or when payment was sent. Borrower didn't know why account was due.

Talk to A3P Borrower spouse XX called to see what is going on with water lien.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668301	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called about a letter she keeps getting about the NOI expiring rep advised he is on a repayment plan. On 8/XX/2018, the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668306	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to accept trial and setup payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208668313	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in on 8/XX/18 to make a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Affected by Hurricane, no commentary indicated the exact damage or extent there of. Insurance issued check and claim has closed.  Property repair is complete.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX ALT PHONE #1: XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEFXX XX 3/XX/2017 8:39:52 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX ALT PHONE #1: XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF XX 3/XX/2017 8:39:52 PM No AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	8/XX/2018	0
208669018	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in to make a payment $XXto bring account current, borrower had been ill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669019	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower was contacted and they advised they made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669002	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called to let bank know the check was mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668983	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  OWNER OCCUPIED RFC: PAYMENT INQUIRY  // noticed they receive bankruptcy periodic from May through Aug 2018, but not mention of bk filing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667511	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to complete pay by phone
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit bureau disputes were received disputing the past due payments.  The account was updated as 30 days delinquent through 03/2018 and a new payment history was uploaded.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. No damage was reported. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 01/XX/2015 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 8/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEFXX XX 8/XX/2015 3:47:15 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 01/XX/2015 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 8/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEFXX XX 8/XX/2015 3:47:15 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	7/XX/2018	0
208671625	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668882	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208668842	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower wanted to know if the January payment was received- if it was late, advised it was received on 1/XX/2017 and that was within the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668849	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Last contact with borrower was on 07/XX/2018. The borrower stated that the payment for July had already been set up. The agent could see that the payment was pending.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208671269	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in due to a payment issue.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 10/XX/2017, the borrower stated that there is an ongoing issue regarding a payment made back in 2015.  Submitted payment research request for 3 missing payment in 12/2014 to 02/2015.  The customer had sent documents regarding the dispute.  On 10/XX/2017, the agent advised that the payments dated 11/XX/2013 and 01/XX/2014 were returned for insufficient funds.  The payments dated 12/XX/2014. 01/XX/2015 and 02/XX/2015 were applied towards the months of 09/2014 - 11/2014.  A written response was sent on 10/XX/2017 confirming two payments had been returned as NSF and that the loan remained two months delinquent since.  Advised of valid fees assessed as a result.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671246	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Both borrowers are employed. Doing modification to keep loan current.  Aware of credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Both borrowers are employed. Doing modification to keep loan current. Aware of credit.	8/XX/2018	9/XX/2018	0
208676075	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower has been offered loss mitigation but borrower says they are fine and will continue to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208673219	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  The servicer called and spoke with the borrower and advised of the total amount due of $XX The borrower stated will always makes payment outside of the grace period due to how gets paid and the agent advised borrower that there is no way to have the payment date changed unless the loan is refinanced.  The borrower made a payment and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208676096	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Outbound for payment of past due balance. Advised loan past due for a year. Borrower stated shouldn't be behind, on phone with boss and not a good time to talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: .	8/XX/2018	9/XX/2018	30
208668702	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 05/XX/2016 [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower inquired about the modification process and inquired about getting payments and interest lowered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668701	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower was contacted to discuss payment arrangements. They stated they could make a payment by the end of the month and post dated a payment with the representative.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668686	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower logged on to website, updated email address, and authorized payment of $XXhat was due for 7/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208668689	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was contacted and stated the payment is in the mail.  The call was then disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673399	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668687	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to check if payment was received for June. Said they had to wait for money borrowed from a family member in order to make loan payment. When asked by servicer what the cause of hardship was and if they were going to continue to pay 30 days behind the response was dead air.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673378	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Inbound call from borrower to discuss payment information and details about monthly payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675166	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower contact in regards to pass due balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675167	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in regards to funds begin misapplied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669204	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to discuss refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667529	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  08/XX/2018 Bankruptcy periodic was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208668365	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in with questions regarding a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673084	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer informed the borrower on 06/XX/2018 of the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668364	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Contact on 05/XX/2018, borrower stated that the tenants renting the property lost their job. Also, they mentioned that the tenant is back to work now but 1 month behind on rent payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673088	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208667796	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower called to see why the servicer keeps calling.  Servicer advised the last contact was over 90 days ago.  Servicer advised of the total amount due in the amount of $XX  Borrower stated will be making the payment before the end of the grace period.  Borrower gets paid on the 10th.  Servicer advised the payment is due on the 1st with a 15 day grace period.  Late fees are added on at that time.  As long as the payment is made withing the month it is due there will be no negative credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675257	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208668935	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrowers last contact was on 03/XX/18 and the servicing agent inquired about options to bring account current and the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208675707	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower inquired about status of loan due to receiving paperwork stating loan behind. Borrower stated made payment and servicer informed borrower they were behind from before. Borrower stated they were not aware and asked to set up payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673353	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The last contact with the borrower was on 03/XX/2016 to discuss reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208676115	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Notes indicate that borrower is on unemployment and received it late, they called to schedule a SpeedPay payment for $XXon 4/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673400	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower scheduled two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208673358	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower stated she scheduled a payment on 05/XX/2018 and was advised that it covered April payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208676126	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower indicated the reason for delinquency is because they have a check they are waiting on from a previous job that has been delayed for over a year and borrower is working with a representative in DC to try to resolve the matter.  Borrower does not make enough in regular income to make additional payment(s).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673362	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016 [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Primary borrower passed away and vacant rental property was the reason for delinquency.  Deceased death could not be confirmed in commentary.  Secondary borrower is on fixed income.  Repayment plan created and kept:  $XXue on 2/XX/17 and 3/XX/17.  Payment for $XXue 4/XX/17.  Borrower has been advised to apply for a modification.  Borrower is 60 days behind and believes that a modification will raise the interest rate on current loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673361	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to get information about XX. The servicer provided the borrower with information on making the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  On 07/XX/2018, the borrower advised they filed an insurance claim for flood damages incurred on 07/XX/2018. The damages were not disaster related. The borrower stated they believed the claim would be under $XX0. An adjuster's report is needed to provide the loss amount. As of the end of the review period, there is no evidence a claim check was received or that the repairs were completed.  Property repairs have not started.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208673363	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower was advised of total amount due and stated reason for default as business failure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671359	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671366	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated will make an online payment as we can not speak to the borrower without Attorney consent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	Bankruptcy
208673526	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  borrower discussed payment options and modification. borrower also gave financial information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208668557	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  Borrower called to make a payment. Rep advised of when the payment changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: no new update	8/XX/2018	6/XX/2018	60
208668569	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to get his banking information updated. The servicer advised the next payment processed date is 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668570	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in regarding the forbearance agreement due to the natural disaster.  The account is protected by the forbearance beginning 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. No damage was reported.	8/XX/2018	8/XX/2018	0
208669278	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower verified no longer represented by bankruptcy attorney. Comment bankruptcy discharged per Aacer, but no date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669280	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668000	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower returned call 12/XX/2016 to discuss making past due payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is fraud.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208668120	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact was made on 7/XX/2018, in which the borrower inquired about the mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208675187	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208667749	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Authorized 3rd party asked about the HAMP incentive program. Agent went over the details and the call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: attempt made to reach borrower.	8/XX/2018	6/XX/2018	30
208667750	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make payment for 06/2018 in the amount of $XX called in to discuss status of account, and wanted to get reaffirmation on the house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No other information provided in notes.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208667674	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower stated that the reason he got behind is because he attempted to refinance and the company told him to miss a payment. The borrower wanted to make an additional $XXr month until loan was current. The borrower was offered to be reviewed for a repayment plan. The borrower stated that he would have his spouse call back to make a payment or would go online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668201	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to schedule payment as the automated system was giving a different than what they wanted to pay. Comment dated 04/XX/2017 borrower stated they received a letter and wanted to know what it is about. Associate advised letter is referencing a lien on the property and payments need to continue if they want to stay in the home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208668210	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  The chapter 13 plan was confirmed on 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	Bankruptcy
208668119	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower processed a payment of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675195	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make payments for April and May as April payment had been returned NSF.  Borrower stated on 05/XX/2018 the was unaware April payment had been returned.  Borrower was impacted by disaster due to loss of income, but stated no property damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan modified prior to servicing review.

9/XX/2018 Servicer's Response:Property is not in an impacted disaster area and there is no indication of property damage.
							AMC's Response: Confirmed no damage and not in a disaster area, exception removed.	8/XX/2018	6/XX/2018	0
208667851	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to have statement sent to them. However representative told borrower must have account reaffirmed via attorney prior to any communication.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667849	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Tax form inquiry for interest paid .Advised $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669235	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact with the borrower was  made on 06/XX/2018 to process a payment.  A payoff letter was generated on 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208667860	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated that was confused about account made 2 payments but not showing. Reason for falling behind on loan due to forgetting about rate change
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Notes only through 07/XX/2018	8/XX/2018	7/XX/2018	30
208669245	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  At last contact, the borrower stated they intend to keep the property and will reinstate the account by April 2018.  A reason for the default was not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670904	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and had questions regarding the check they received for the repairs of their home. The borrower had made prior arrangements with previous agent to set up payment plans.  The borrower was transferred to the insurance department for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208668528	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: 08/XX/2018 An email was sent directly to the Borrower with the subject: Reminder your payment is due 08/XX/2018.	8/XX/2018	8/XX/2018	30
208668425	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Payment inquiry.  Advised total amount due of $XX  Advised next payment due is $XX Borrower declined to set up future date payment.  Advised will continue to receive calls  while account is showing pas due.  Advised of repayment plans and modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667868	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower was contacted to ask when payments would be made, and borrower said principle borrower had been ill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667875	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called on 05/XX/2018 to make the April payment and authorized agent to process payment in amount of $XXand was provided with the payment confirmation number. The borrower stated that the account should be changed with last name now and the agent advised will need to send in proof of name change along with a request to change name in order for the information to be updated. The borrower last called on 07/XX/2018 to discuss the past due amount. The borrower made a payment and scheduled another payment to draft on 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  Comment dated 01/XX/2015 reflects a discharged chapter 7 bankruptcy with no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208671404	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Notes indicate that borrower called to move back their mortgage payment due to having their car payment on the 5th monthly. Agent advised to try to move the car payment back and pay their mortgage payment on time to avoid being possibly late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208673492	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called to advised that she made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208673491	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208676142	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  Borrower called to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671114	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower accepted a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671112	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke with borrower about general account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: n	8/XX/2018	6/XX/2018	30
208671372	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Representative called to see if borrower was involved in natural disaster and customer asked for a Spanish agent then got disconnected.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 12/XX/2015 stating the payment they setup for 12/XX/2015 still has not posted. The servicer advised there was a delay due to the holidays, and the payment posted that day.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	8/XX/2018	7/XX/2018	30
208676135	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673460	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Per collection comments provided. Borrower discussed possible Repayment Plan with Servicer, however the borrower indicated the use of a 401K loan to bring current.

							09/XX/2018 collection comments review: There are no comments noted since last review. Borrower is rolling 30 days delinquency.	8/XX/2018	5/XX/2018	30
208673420	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The last contact with the borrower on 05/XX/2017 to discuss payment options. Last skip trace 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  BORROWER WANTED TO VERIFY WE HAVE THE XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised he mailed a payment on  5/XX/2018 $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671383	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Collection call verified delinquent letter received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671386	3	[3] RFD - Borrower Illness [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  9/XX/2018 Review-Notes indicate that borrower called to schedule several SpeedPay payments for loan account in the amounts of $XX6/XX/2018; $XX7/XX/2018;  $XX8/XX/2018.

Borrower made payment in the amount of $XX Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208673133	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  An authorized third party (office of the borrower's bankruptcy attorney) was contacted on 12/XX/2017. The servicer and third party discussed the loan status and recently reopened bankruptcy case.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2015.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  No discrepancy found in servicer's records. Loan was delinquent when service transferred.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2011.  The bankruptcy was discharged on 02/XX/2016, but was re-opened on 11/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	Bankruptcy
208673136	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised he is out of work and rep advised calls will continue. Borrower declined repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no new update on loan performance.	8/XX/2018	6/XX/2018	0
208673797	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last contact with the borrower was on 08/XX/2018 and the borrower had called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208676175	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in regards to a letter they received about a reimbursement  that was due to them. The representative advised them to allow 30 days from the date of the letter to receive the funds. The borrower was also advised of their payment options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Review-9/XX/2018-Notes indicate that borrower called to discuss the Escrow Change Notice. Agent advised that it was due to servicer paying their hazard insurance.

Per comment from 04/XX/18 the borrower is disputing a missing payment with the prior servicer as the representative indicates the loan was delinquent at the time of the service transfer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: Written response provided 7/XX/18 - response available in images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	8/XX/2018	7/XX/2018	0
208673763	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to post date a payment to bring loan current.  The agent advised the total amount delinquent was higher than borrower thought due to late fees.  The borrower stated there was no hardship.  The borrower believed that she had payments set up until servicer called to advise they were not.  The borrower requested and ACH be set up on the account.  The agent advised the borrower to call back to check to be sure ACH is active and processed two speed pay payments effective 4/XX/18 and 4/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed no damage, gaps in material cleared and exceptions removed.	8/XX/2018	8/XX/2018	0
208673758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called for the payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  08/XX/2018 An Account Statement was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  08/XX/2018 A late payment notice was sent to the Borrower.  Borrower is deceased and -XX-.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower will review primary mod.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Notes indicate that borrower has been unemployed for almost a  year but received their income tax refund to bind loan current, Borrower also advised they would pay the March by phone by the grace period.  Agent processed borrower SpeedPay payment for $XXon 3/XX/2018. Borrower declined a possible modification plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668251	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact with the borrower was 07/XX/2018. The borrower called in to question the total amount due for $XXhe borrower paid the total amount due plus the August payment while on the phone with the servicing agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower inquired if interest rate from modification will change, and agent advised it will not.  Borrower asked if can make principal payments to pay down faster, and agent advised yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669367	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669343	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Authorized third party called to cancel ACH payments and made payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208669307	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower wanted to call in to make sure payment was received to bring account current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	5/XX/2018	30
208669310	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to check on the status of the loan. Agent advised that the loan is current .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208667915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 11/XX/2013.  PCN filed 12/XX/2017. Final Cure filed 5/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669290	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower scheduled  a payment for 04/16.Advised borrower of next due date of 05/01.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received disputing the loan status.  The account was reviewed and updated as current at the time of the update.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX ALT PHONE #1: XX CLAIM NUMBER: XX QBEXX XX 11/XX/2017 5:33:54 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX ALT PHONE #1: XX CLAIM NUMBER: XX QBEFXX XX 11/XX/2017 5:33:54 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	9/XX/2018	0
208667847	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact was an email sent to borrower on 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208667916	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  the customer was contacted and given the total amount due and provided a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208669294	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208667525	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667510	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  3rd party called to set up repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668115	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208668053	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Customer's attorney called in to update address and to advise of chapter 13 letter plan completion.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  reinstated
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	Bankruptcy
208668629	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised that with her boyfriend moving in, there would be extra income to cure the delinquency.  Loan is due for 7/XX/18 as of 5/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208668580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Commentary states borrower called in to make a payment on the account and inquired about escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Loan is performing. Most recent contact with borrower was to go over payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  No further data provided in collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667919	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in concerned that a payment was set-up through checking account and the payment has not come out of the account yest.  Servicer advised the payment will be processed that evening.  Borrower stated was having issues accessing on-line  site.  Servicer advised the password needs to be changed every 90 days.  Borrower provided new banking information to process the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.  Unable to locate case number and filing date in the comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667921	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  4/XX/18:Borrowers are in an active re-payment forbearance.
8/XX/18:Borrower was returning call, advised of TAD $XXnext due date 10/1.Plan failed b/c payment was made outside of 10 day break period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667929	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower confirmed BK attorney contact information; borrower called in asking for loan balance, agent advised $XX11 as well as monthly payments being $XX Agent also advised that this year(2018) was the last sr. rate adjustment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2015.  A motion for relief was filed 09/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	Bankruptcy
208667823	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Letter explained to borrower regarding payment draft date being changed, along with how to access 1098 information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667833	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Spoke with the borrower, advised of the total amount due. The borrower advised that she will not be able to make a payment this month but does not want to liquidate. The borrower advised that she wants to start the modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. No damage was reported.	8/XX/2018	7/XX/2018	0
208667733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667839	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The authorized third party requested the 1098 tax form for the year 2017 be resent.  The interest paid listed on this form was verbally provided to the caller.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208667737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668838	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668815	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  the customer stated was unemployed and this has caused the hardship. Promise payment was given the total amount due
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  fee dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208668816	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to check status of loan. Servicer discussed borrower's written request to waive fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Outbound call to borrower.  Borrower made a payment and plans to bring loan current by end of month.  Borrower did not want to hear about options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer called the borrower about payment and advised due 5/XX/18.  The borrower stated will pay after the 2nd Wednesday.   The borrower asked if they were still on an payment plan and the agent advised they were not.  The borrower inquired as to why payment was higher and the agent advised that there were charges on the plan that could not be included.  The borrower stated will pay via bill pay on the 13th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The comments indicate the customer had sent a payment in September 2017 via XX; payment not received. Customer stated had provided the receipt for the payment via fax on 9/XX/2017.  Customer was advised research of the missing payment was not started as no letter was provided with the receipt. Customer preferred to use XX and will make the payment of  $XXn 10/XX/2017.  The comments also indicate a conversation regarding the December payment; not received. The customer stated has used XX for years to make the payment and has not had a problem; customer stated will make the payment of $XXomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670988	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Agent made a collection call to borrower.  Borrower advised reason for default was due to medical reason and had surgery.  Borrower stated does not remember about being behind on any payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208670986	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower calling requesting Servicer speak with a third party which was conference. Borrower and third party are requesting payment history, loan note and HUD1 statements to be fax.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was in Bankruptcy and did not get year-end mortgage statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670984	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to find out about either a HARP refinance or a modification. The borrower was advised that there is no attorney authorization to speak with them, and that they could conference in their attorney. the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 07/XX/2014.  The comments indicate a Chapter 13 bankruptcy was filed in 2014, but not many details regarding it were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Per the comments provided, the servicer is not able to speak with the borrower since there is no attorney authorization in file. This indicates the bankruptcy may still be active, so using bankruptcy as the loan status. There are no comments that confirm the discharge or closure of the bankruptcy.	8/XX/2018	8/XX/2018	Bankruptcy
208667607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Call and spoke with borrower one who stated that he mailed his payment on 11/XX/17  in the amount of  $XX Borrower is deceased and -XX-.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Tax inquiry.  Advised amount due $XX Next payment due is $XXon 05/XX/2018.  Requesting to have 1098 mailed can not open document on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called regarding a letter they received in the mail.  The client advised that the letter was generated prior to the payment being made. The borrower called in 7/XX/2018 and stated received the insurance claim check for the roof damage; servicer provided the phone number to the claims department and transferred the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called regarding inspection letter. Servicer advised inspection not required and claim is closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	4/XX/2018	0
208671128	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called about payment application.  Borrower was advised that funds would be reversed and applied to payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Password reset
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668787	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower made payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received on 05/XX/2017 regarding account information.  The account was reviewed, loan status updated to reflect current and a new payment history was uploaded the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. No damage was reported.	8/XX/2018	7/XX/2018	0
208668752	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower is calling to advised us that she is mailing payment today for April payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208670992	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  the borrower has several contact attempts but only answers or calls in occasionally.  borrower called in to make payment and the rep had him set up 2 more automatic payments for the next 2 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no new update	8/XX/2018	6/XX/2018	60
208673141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Borrower was contacted 6/XX/2016 to determine when payments would be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower stated reason for default as excessive obligations and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact with the borrower was made on 05/XX/2018 to discuss the next payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673759	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 04/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was advised of the amount due and the due date as the Disaster Forbearance was completed as of 03/XX/18. They advised they got paid on the 19th and would make the payment online including the late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called in to see if the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673765	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673802	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made 2 payments by phone $XXated 07/19 and 08/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower and called in about the payment due date and the amount advised payment on file for 6/1 and advise DOF the info about the self service option
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671563	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in to discuss their payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208671537	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower stated payment is on the way.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208676170	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in to schedule a speedpay payment with servicer. Borrower advised of reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208671536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  At last contact, the borrower stated they have a relative making the payments and they will have the relative call the servicer.
8/1, Customer called to reset PW for XX/ walked customer thru resetting
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673331	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called regarding demand letter. Servicer advised letter is required when payment received, however since she is on repayment plan she only needs to pay the repay plan amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673334	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Account inquiry.  Discussed account borrower had car towed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Taxes/Escrow.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed tax and escrow increase. Servicer sent escrow breakdown and tax history. Issue is resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668315	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower indicated their RFD is that their spouse does not always pay on time.  Financials were discussed.  Potential options were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208668314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower stated spouse makes the payments and was unaware of late payments being made.  Servicer advised of negative credit reporting and late fees when paid outside of grace period.  Pay history shows the loan being paid outside the month it is due.  Borrower stated will need to speak with spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668269	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  the customer was contacted and provided a payment in the amount of $XX Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to make a payment and the agent processed a payment in the amount of $XXffective 3/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208675725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to make a payment through speedpay. On 12/XX/16, Borrower was advised that if unable to afford loan during delinquency that there were options, just let servicer know and options would be discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673443	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised of the about the past due mortgage amount due. The borrower advised he has nothing to do with the mortgage as the borrower states the Co-borrower takes care of the mortgage.The borrower provided the Co-borrower's number and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	90
208673444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower returned a call to the servicer. The borrower was advised of the total amount due for 8/XX/18, and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673449	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in payment for $XX for today. Agent advised that the payment on 1/XX/2018 was returned and borrower wanted to make sure payment was covered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Date of loss 02/XX/2017, Approximate claim amount $XX0 - 02/XX/2018-Borrower advise that she has not been able to start the repairs on the property  and once she is ready she will send in the required paperwork. She is going to meet the adjuster. Damages to roof from a hail storm.  There is no evidence the claim was filed, funds were received or damages repaired.  The borrower has not returned contact attempts.  The damage repair amount is estimated at $XX0.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 09/XX/2018 XX Response:  HAZARD CLAIM - CLAIM INITIATED                    ***PROPERTY LOSS NOTES***                         LOSS DATE: 02/XX/2017 LOSS TYPE: HAIL             DISASTER: NOT DISASTER RELATED                    CLAIM FILED BY: BORROWER                          PMT DUE DATE: 9/XX/2017 12:00:00 AM                APPROXIMATE CLAIM AMOUNT: $XX0              CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT   QBEFXX XX 10/XX/2017 9:55:56 PM                                                              AMC Response:  Servicer comment added to review, no change in exceptions.  10/XX/18 Servicer's Response:  HAZARD CLAIM - CLAIM INITIATED                    ***PROPERTY LOSS NOTES***                         LOSS DATE: 02/XX/2017 LOSS TYPE: HAIL             DISASTER: NOT DISASTER RELATED                    CLAIM FILED BY: BORROWER                          PMT DUE DATE: 9/XX/2017 12:00:00 AM                APPROXIMATE CLAIM AMOUNT: $XX0              CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT   QBEXX XX 10/XX/2017 9:55:56 PM
							** NO CLAIM DOCUMENTS RECEIVED Yes, pending claim check and documents to release 1st draw. AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	8/XX/2018	0
208671328	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Agent advised borrower of trial payments,set up payments and go over financials but borrower stated that she will call back with her husband on the line. Agent attempted to go over other 3 loans but call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208675748	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called the servicer with a payment inquiry and was provided with the total amount due. The borrower wanted to pay with a debit card, but was advised that bank account information is needed. The servicer advised the borrower that this can be disputed in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208671330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised that taxes were paid and the borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671329	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671274	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower advised the client they need to speak to the other borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated the payment was returned and the line disconnected unable to continue call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673707	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower had concerns and made a payment. Complaint/concern was discussed and appears complete.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Inspectors upon inspections.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated when an Inspector comes to inspect, they look into his windows and it is alarming. Representative advised cant guarantee it wont happen again as various inspectors from various companies. Advised if he remains current on the loan, he would not have to worry about inspections.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667630	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667682	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower advised the RFD is due to being out of work for a week due to sickness but has since returned back to work. The borrower made a payment for $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673673	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Contact history indicates borrower was mailed a modification package which was signed and sent back with a new payment date of 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208667631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Comments show borrower called asking for a copy of their mortgage statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673674	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Per the comments on 05/XX/2018, the borrower called to check on the payment made to the loan in April 2018. The borrower was advised the payment was received 04/XX/2018 and posted to the account 05/XX/2018. The borrower requested the payment be posted in the month it was due to avoid negative credit reporting. The borrower was told to send the request in writing and was give the fax number to send the request to. The borrower said the May payment would be made by 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667635	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675170	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrowe called in advised tenant not paying rent and has started eviction process. Borrowe has advised would like 6 monthe repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: no new data	8/XX/2018	6/XX/2018	30
208673823	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called and was advised that loan was current and that payment posted after statement sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668381	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  A non-authorized third party called in to make a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673821	3	[3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called went over hardships and financials.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673820	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 04/XX/2016 [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower active bankruptcy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  A motion for relief was filed 10/XX/2016.  Loan modified during bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208668351	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Account inquiry.  Borrower adised he never missed a payment.  Advised he can write a dispute in to general correspondence.  Need to find out which month was missed and show proof the payment was made.. State
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208668350	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The co-borrower called in and was advised of the total amount due and the borrower stated was calling to inquire on the disaster forbearance. The agent borrower that the payment received on 09/XX/2017 applied to the 07/XX/2018 and advised that the payment being made today will apply to the 08/XX/2017 payment and that the notice of intent is set to expire today if arrangements are not scheduled today to bring loan current that the loan could possibly be reviewed for foreclosure. The agent updated borrower's financials and advised of repayment plan option and the borrower declined. The borrower stated can make payment today in amount of $XXThe agent advised borrower that the initial RFD was stated as changing jobs and having to wait for a week and half to get paid. The borrower stated that while trying to catch up they were hit by the storm and stated has no damage but had to have trees removed totaling $XXnd stated missed two days of work and was not paid. The agent advised that at the end of the forbearance would have to bring loan current or apply for a modification and the borrower advised no longer interested in forbearance .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. No damage was reported.	8/XX/2018	7/XX/2018	30
208668357	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and stated that the church is assisting in bringing the loan out of foreclosure and wants to get the reinstatement amount and agent advised reinstatement amount is $XXand expires on 05/XX/2018. The borrower stated that the reinstatement funds will be received no later than 05/XX/2018. The borrower stated fell behind due to unemployment but is back working again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in due to receiving call from XX. Agreed to set up next 3 payments.

Borrower called and stated that just received payment plan letter, and the dates seemed incorrect.  Agent advised the dates are okay, and it is okay for borrower to make payments early.  Agent reviewed plan and how payments affect the duration and final due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Modification completed 11/XX/2015.	8/XX/2018	7/XX/2018	0
208668991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to clarify the payment history. The borrower fell behind due to partial payment while in bankruptcy. borrower stated that she will make an online payment of 1843.33
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668980	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower is on a repayment plan and was concerned about the credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208675364	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The authorized third party spouse called in and asked if can pay the regular amount for the payment and the agent advised needs to at least satisfy the repayment plan amount. The borrower agreed and authorized agent to process payment using historical banking information and advised that confirmation letter will be emailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668978	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower stated he disputed charges and confirmed necessary documentation.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Notes reflected written payment dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668979	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208670864	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208670839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 4/XX/2018, the borrower stated the reason for default was curtailment of income.  The reduction of income was due to the weather as the borrower is a XX worker.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called in to make the November payment. The borrower stated default is due to roof fell in and insurance would not cover it so had to make the repairs. The borrower authorized agent to process payment in amount of $XXand was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower states that would like to utilize campaign waiver for the loan which would reduce the fees by 25%.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671565	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Boyfriend has been paying for the house in the last 6 years but name is not on the mortgage but on the deed. He wants his name on the  mortgage. Advised to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208671547	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make speed payment and discuss modification docs.
7/16; Borrower called stating they received payment plan letter and was concerned because it indicated due date of 20th and did not match the day payments were scheduled for, advised would be okay as built into plan but system was not able to set later and borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671518	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called regarding a check that he received and was advised to sign and return to the claims department.  The borrower stated hasn't been in bankruptcy for 20 years and can send in proof.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Commentary dated 05/XX/2018 reflects that a claim check in the amount of $XXwas received for damages. The date of loss was cited as 10/XX/2017. The claim was classified as non-monitored.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The commentary reflects that the loan was modified in 2011. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2017 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM NUMBER: XX CHECK ISSUED BY: QBE QBEF XX 5/XX/2018 5:03:02 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2017 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM NUMBER: XX CHECK ISSUED BY: QBE QBEF XX 5/XX/2018 5:03:02 PM Send to hazard claims - is this being monitored? Please provide additional details AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	8/XX/2018	0
208671510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Servicer contacted borrower for payment on the account and advised the total amount due is $XX The borrower requested to pay the past due amount as well as the May, 2018 payment. The servicer processed payment of $XXand provided borrower with confirmation number. The borrower advised they would call back to make the June payment, servicer advised the June payment is $XXwith a 15 day grace period. Borrower understood and had no further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower stated the reason for default is being snowed in and being unable to get to work. Borrower stated the March payment will be made by the grace period. At the time of the call, Borrower was on a coffee break at work and advised that they needed to go. No payments were scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673784	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower 1 called in to see what he would need to do in order to remove borrower 2 from loan, was advised that he would need to refinance home. Borrower 1 advised that Borrower 2 refuses to sign quit claim deed. He was then advised that he would have to sell property since he would be able to do so without Borrower 2 permission. Borrower 1 was advised of equity and escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208673785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to ask why credit report had a 30 DPD and agent advised it was due to returned payment in March.  Borrower stated will pay $XXon the 10th with bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment in amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208673701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673699	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in to check modification status.  Servicer borrower of total amount due, grace period, due date, consequences, expectations and next steps.  Servicer advised once final documents are received the loan will not accelerate.  Servicer advised to continue making the trial payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208673667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  the customer was contacted and stated that this is an investment property, promise payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673631	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	30
208669048	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower calls in concerned about escrow account. The borrower stated the insurance just called about how insurance was not paid yet. Rep. advised insurance was in the amount of $XXfor 3/16. Rep. ordered vom via mail and will be sent to borrower's attorney as borrower requests proof insurance was paid. Rep. advised will need an updated authorization from the attorney for the borrower to get the mail.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments on 01/XX/2018 indicated the chapter 7 case was terminated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673633	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower stated hazard claim was withdrawn and stated she paid for repairs herself. Borrower stated will fax documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 05/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208667872	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  Borrower calling to inform about changing insurance companies  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: Borr 2 deceased, borrower 1 alive. AMC Response: Deceased borrower exception corrected to a level 1.	8/XX/2018	7/XX/2018	30
208669051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to ensure payment was received and to setup auto pay for future payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208671531	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2018.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  Collection Comments-Incomplete
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	90
208675687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrowers last contact with the servicer was on 08/XX/2018. The borrower called in to verify the total amount due. The agent offered to set up a speed pay payment when borrower was attempting to make a payment for August. Agent was able to collect the payment from borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208670969	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called advised the amount due borrower wanted to confirm reciept of mod docs advised yes. Mod completed on 02/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675776	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower questioned suspense file;
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 04/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671503	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in a speed pay of 900.38 effective 5/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208676138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  the customer was contacted and provided the total amount due, provided a one time draft payment in the amount of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower indicated they had excessive obligations and the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called for status of loan due to multiple letters received with different amounts. Advised of the amount due previous mod history and the importance of keeping loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671042	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  At last contact, borrower and representative discussed payment due. Loss mitigation was offered and declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208673467	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in to request the Year end statement/1098. Requested document be sent via Fax.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208671044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in want to know why their credit report changed.  Per commentary, servicer advised borrower that the payment was made on 10/01 which was outside of the month and caused the negative credit reporting. The borrower called 7/XX/2018 to check the receipt of the last payment. Servicer advised payment was  received 7/XX/2018.  Borrower stated has another job and will make the July payment by the end of the month and should be back on track for the August payment; reason for default: curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Per commentary the reason for default was listed as business failure, the borrower is self-employed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673471	3	[3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower stated he was calling to make payment for March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673438	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015 [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrowers daughter called to obtain the last 3 billing statements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Roof damage due to a hurricane. 06/XX/2018 pending 90% inspection.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX8 CLAIM NUMBER: UNKNOWN CHECK ISSUED BY: PREPARED INSURANCE COMPANY QBEF XX 11/XX/2017 3:31:36 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX8 CLAIM NUMBER: UNKNOWN CHECK ISSUED BY: PREPARED INSURANCE COMPANY QBEF XX 11/XX/2017 3:31:36 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	7/XX/2018	0
208671229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was contacted and stated that they have the funds to make the payment but won't post the payment until the end of the month.  The agent offered to secure payment but the borrower said they have other things going on. The customer declined to share financial information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208675764	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower advised that her son makes the payments and that he live in the house. Agent and borrower conferenced called borrower son who then advised that payment is late due to making up other past due bills. Agent attempted to update financials but borrower declined and then advised that they will have account current by 7/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671445	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The contacted party stated they have not had contact with the borrowers for over 5 years and should have been removed from the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208671398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower 3 called to discuss repayment plan and ask why they are getting modification solicitation, and to discuss amount now due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  the customer was contacted and stated was out of work since the disaster, promise payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673790	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208667771	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Talked to borrower, verified owner occupied. Borrower wanted to make a payment online and to advise that payroll deposit of $XXs made the previous day. Borrower stated the intention to retain the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208676178	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The co-borrower called in due to receiving letter from the consumer and Government Affairs dispute / resolution documents and wanted to discuss it with specific representative. The agent reached out to the representative who stated will call borrower back on 04/XX/2018 after he has reviewed the document and the borrower agreed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower claims payments has not been properly allocated; still waiting to discuss the resolution with a customer service manager
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.  Not reaffirmed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: Written response provided 5/XX/18 - response available in images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	8/XX/2018	7/XX/2018	0
208673792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was advised of address to send in escrow payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208676174	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  An authorized third party called on 03/XX/2018 inquiring if the servicer received the authorization form to send all mail to the borrower. The servicer advised they did, but all phone calls are still going to the attorney. The third party stated they would be sending an authorization form for all calls to go to the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower claimed on 07/XX/2017 credit bureau was showing loan incorrectly with the amount of late pays. servicer  responded to cb to requesting to have negative marks in the last 120days removed. Later comments on 03/XX/2018 indicated a new written dispute was received from the borrower claiming the amount of delinquent months was being reported incorrectly. A response was issued to the borrower on 03/XX/2018 advising final accounting needed to be completed before the credit reporting could be updated. The response also contained an explanation of payments received as well as a copy of the pay history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is evidence of reaffirmation.  The proof of claim was filed 01/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update 09/XX/2018 XX Response: Written response proivded 3/XX/18 advising the account was past due. New dispute receive 6/19 from XX under XX review/response. AMC Response: No additional information regarding dispute received - no change to exceptions.	8/XX/2018	6/XX/2018	0
208673748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrowers called needing to reset password for XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668417	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer called and spoke with the borrower who stated just made a payment and the call dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The loan is now 60 days past due. Last comment was an 8/XX/2018 Loss Mit Solicitation letter. There have been repeated unsuccessful attempts to contact the borrower.	8/XX/2018	8/XX/2018	60
208667713	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208673819	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower contact indicated they were out of work for a few years and he is going to catch up on the past due amount. The servicer verified the borrower's financials and indicated that his finances do not indicate he can pay extra to get the loan current. No further contact after this.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673818	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Representative spoke with borrower. Borrower made promise to pay arrangement for 2 months . Borrower also stated was XXand had been out of work. Now working for a company and getting paid twice a month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668377	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Last spoke to borrower to discuss the account and curtailment of income. Stated that she was now back to work and hardship was resolved. However account has been late pays since that date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669118	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called and advised they called last month to schedule a payment but they do not see the payment has come out of their account. The borrower scheduled another payment for 05/XX/2017. The servicer advised if the borrower does not see the payment has been processed out of their account by 05/XX/2017 to call back. The borrower also confirmed they were aware they are a month behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On 3/XX/2017 there was some questions regarding whether partial payments were accepted.  The borrower wanted to know the amount of late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669092	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower was trying to get tax form information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669065	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower authorized payment to be made and advised that borrower can pay extra to bring the loan current with the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208669067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Most recent call was unable to be completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208669091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and gave one time permission to speak with a third party.  The third party wanted to understand how the billing statement is working.  The agent explained that the borrower has been a payment behind the whole year.  The amount to bring the loan current was given.  The agent stated they will send a payment history so the caller can see how the payments are applied.  There is also a change in the interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675393	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower contact called in regards to not bein gable to see message online. Borrower was advised of BK discharge. Borrower was advised could send docs by mail. No RFD obtained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	30
208669066	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 Bankruptcy periodic letter was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer got contacted regarding shortage on payment, it was determined funds in suspense were applied to principal instead of using it to complete payment. Currently pending principal reversal to complete full payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670936	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Notes indicate that borrower called as 2 transactions are going through their bank. Agent advised that based on payment system, it authorized  a payment on 5/XX/2018 at 6:20pm and then another payment on 5/XX/2018 at 4:22am. Advised the borrower that both payments were authorized through the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 Commentary states a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 11/XX/2013 Borrower was denied HAMP because required information was not received.	8/XX/2018	6/XX/2018	0
208673569	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower's pay history has been extremely erratic and the client wants to work with them.  They offered the borrower and repayment plan.  The borrower said he would let their attorney review it and get back to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	90
208673570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The servicer contacted the borrower regarding the total amount due, the borrower advised that they are contractors and makes payments when they can. Borrower stated that she is waiting on her 03/22 check to cleared to make a payment. The borrower couldn't provide servicer with their financial documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671311	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673549	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Know your options discussed with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	30
208671280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Talk to borrower regarding TAD borrower  PTP $XXline today states forgot to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671500	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called to set up speed pay payments.  The agent processed a payment in the amount of $XXeffective 9/XX/17 and scheduled payments in the amount of $XXfor 10/XX/17 and 10/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208671459	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Call was disconnected and was not able to notate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671464	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment; the agent advised that until the bankruptcy case terminates
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Loan status.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a written dispute stating the bankruptcy was discharged and needs to be removed.  The case was closed on 04/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 11/XX/2017. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: FLOOD DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 ALT PHONE #1: XX CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT XX 11/XX/2017 2:08:47 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: FLOOD DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 ALT PHONE #1: 4074487847 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT XX 11/XX/2017 2:08:47 PM Yes AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	8/XX/2018	0
208671466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Spoke with the borrower who requested that we change their 02/15 payment to 02/26. The borrower also made a payment for 03/XX/2016 in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671437	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  9/XX/2017 - Spoke with borrower in regards to 1098 forms for 2016. Reset password for accessing account online. Went over amount due. Discussed options for workout. Tried to confirm RFD but borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208671439	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The customer was contacted and given the total amount due, the customer provided a draft in the amount of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 11/XX/2017.  No damage was reported.

							09/XX/2018 no update	8/XX/2018	6/XX/2018	0
208673155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Notes indicate that borrower called after received a NOI letter and wanted see about that. Also borrower wanted to have the BC designation removed from loan. Borrower requested a payment history on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667810	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208667808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 An Account statement was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Last spoke to borrower regarding the loss mitigation efforts and the Modification agreement on the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  No other information found for bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667811	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower advised would make payment online and inquired about due date, grace period and installment amount
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673118	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667813	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called about the modification and the amount of the interest paying on. Rep. advised paying interest on $XX45. The borrower wanted to know why on tax from 2015 showed balance of $XXen the borrower wanted to know why not getting billing statements. Rep. advised because of bankruptcy. The borrower stated home was not in bankruptcy. Rep. advised to have attorney reaffirm debt. The borrower asked for a supervisor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667817	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  08/XX/2018 The Servicer sent an Account Statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer informed the borrower of the payment expectations and consequences if the partial payments are made.  The borrower contacted the servicer to inquire about making 2 partial payments per month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673804	3	[3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to make the monthly payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673807	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Inquiry to move payment from 2/XX/2018 due to delay of tax refund. Advised can move that morning if needed. Payment not changed. no contact since- last skip trace 7/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment on the account of $XX The borrower stated the RFD was due to having to pay $XXegal fees and a settlement in the month of April. Borrower stated the property was rented to their brother and had to evict him; tenant left the property in poor condition and the borrower is in the process of making the repairs and will have another renter in the home soon. The borrower stated the RFD is temporary and will be resolved soon. The servicer processed the payment and provided borrower with confirmation number. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: Tenant caused property damages - borrower is making repairs, no claim filed	8/XX/2018	5/XX/2018	0
208673806	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 01/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with the borrower, advised of the total amount due, the borrower advised it will get paid, when the borrower was asked if they know when,  the borrower stated it will get paid and call disconnected
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: comments through 08012018. Review covers 06/XX/2018-08/XX/2018	8/XX/2018	8/XX/2018	30
208673808	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 01/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to discuss payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208669232	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Per last borrower contact, borrower called in to inquire about last payment made. Borrower requested to make payment of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208669184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower completed pay by phone and give reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669191	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower advised will expedite the mailed payment today. Borrower stated she does not want to discuss the bill or amount she had to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: No evidence of deceased borrower AMC Response: Deceased borrower exception removed.	8/XX/2018	6/XX/2018	60
208669200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669196	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Called and spoke to borrower and advised of status of account. Borrower stated received final documents and will send them out on Monday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208669149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contact called in regards to property. Borrower stated he intended to keep property and paying installments.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669162	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Agent made contact with borrower but borrower was work.  Agent stated will try to contact borrower another time, and borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to make a payment or check the total amount due via the IVR system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671032	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower would like to dispute credit reporting as she mailed in her payment timely but the bank address had changed.  Customer care advised to mail in a written dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: Written correspondence provided to customer for resolution 4/XX/18. Document available in images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	8/XX/2018	8/XX/2018	0
208671035	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called for a modification status. The servicer advised a repayment plan may be a better option. Three payments was scheduled for 09/XX/2018, 10/XX/2018 and 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 2/XX/2013 - additional documents - bankruptcy received No	8/XX/2018	4/XX/2018	0
208671018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Outbound collection call; borrower advised he should be getting an inheritance in Sept at which point plans to move back into the property with parents.  Borrower set up 3 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671020	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was contacted on 04/XX/2018 regarding the past due status. The borrower advised they fell behind due to excessive obligations, but would send in a payment by 04/XX/2018. The servicer offered to setup the account on a repayment plan, and the borrower stated they would discuss it with their spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The comments indicated the loan was previously modified under the HAMP.	8/XX/2018	6/XX/2018	30
208671007	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was set up on a repayment plan for the time being, borrower is aware can bring current at any time throughout the plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671008	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and promised to make a payment in the amount of $XXvia the IVR system by 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671009	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671648	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a payment in amount of $XXto post 04/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower sent in a credit dispute. Servicer updated account as of 05/XX/2018 to show current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WIND DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM NUMBER: XX CHECK ISSUED BY: XX QBEF XX 10/XX/2017 3:31:37 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WIND DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM NUMBER: XX CHECK ISSUED BY: XX QBEF XX 10/XX/2017 3:31:37 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	9/XX/2018	0
208671650	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised had car repairs and requested payment arrangements be adjusted to 6/XX/2018.  Borrower stated can make the July payment on 7/XX/18 once loan is brought current in Jule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Modification completed 12/XX/2015.	8/XX/2018	8/XX/2018	30
208671628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in to confirm that the wire payment was received; the agent advised the payment was received and the next due date is 06/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to advise that there had been a payment of $XXde on the account and to insure that it had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675794	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated that he has been off work for 3 weeks without income but is back at work now. Payment was taken by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671600	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: do not know occupancy status. attempt made to contact borrower.	8/XX/2018	6/XX/2018	60
208673214	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673215	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208676095	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower discussed the change in payment and amount due at this time. The borrower refused to provide financial information in order to obtain assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208676098	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208673189	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  the customer was contacted and stated that they thought the account was current due to the mod, was informed that a payment in the trial was missed. The customer stated to get funds and bring account current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower did promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2013.  The case was terminated on 02/XX/2018 per commentary dated 02/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  mod booked 10/XX/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in to find out the total amount due.  The borrower stated each year has the same issue because the utility bills in the winter are very high.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208676094	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower had XX and is distressed over her bills.  Borrower always pays at the end of the month.  Servicer advised the total amount due is $XX Borrower stated wanted to talk with the CEO, servicer advised they do not take calls but offered to connect the borrower with a manager.  Borower stated will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208673173	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called to check the status of the account. The borrower stated had completed a repayment plan. Rep. advised of total amount $XXue for 8/17. Rep. advised the borrower of self service options and of the servicer next step. The borrower stated was under impression that the repayment plan agreement would bring account current. Rep advised the borrower that repayment plan would have brought loan current to 8/17 and advised borrower of the 8/17 payment has to be paid no later than 8/XX/17 in order to avoid possible negative credit. The borrower had to end the call due to going to a funeral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208673176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called and authorized a payment in the amount of $XXated 04/XX/2018 and 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to inquire on April payment and if went up. 3 payments scheduled, will set up auto payments when computer fixed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667815	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised that he will make his payment via billpay  within the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675191	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2016 - comment history of bankruptcy	8/XX/2018	8/XX/2018	30
208667917	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was only able to make one payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208667762	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower contact called in regards to payment. Owner occupied. Borrower had questions in regards to a past due notice. Borrower was advised she was due for 6/1 and 7/1. Was advised of late charge borrower declined to set up payment. RFD: unemployment not interested in repay plan. Was advised of docs needed for mod option. Borrower was sent Loss Mitigation packet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208667761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower received letter in mail regarding foreclosure. Agent advised to disregard that borrower is protected with FB plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower gave rfd of business failure and will make payments to get caught up. Agent advised of negative credit impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208667768	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated that they would make at a least one payment online then ended the call.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Received borrower statement on dispute. Updated applicable fields to show loan status as of 04/XX/2017 current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208667703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower made payment and stated will make another payment 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Representative spoke with borrower mother who is authorized. Mother was interested in information concerning a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667717	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208668924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668859	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called on 05/XX/2018 inquiring about the auto draft system as well as the process to reaffirm the debt. The borrower also made a payment at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208675331	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower inquired about letter. Legal Assistant from law office called for statements, not  sent while in active bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208675330	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Comments show that borrower is currently 60 days delinquent.  Non-HAMP modification completed in 10/2016.  Three month repayment plan established in 10/2017 for $XXn 10/XX/17 and 11/XX/17 with the final payment of $XXue on 12/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	90
208668858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower mailed a check in the amount of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Called and spoke with borrower who stated spouse will make a payment for $XXon 8/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668830	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was contacted for the payment and stated that the payment had been mailed and should have been received. The servicer advised the notes indicated a payment was received 8/XX/18, but hadn't been applied yet. the borrower expressed concern over getting collection calls, and was advised they could stop calls with a written request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208670822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  borr. is currently on a reinstatement payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208670776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Customer called in 11/XX/2017 to discuss escrow situation and what to do with check from insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower mailed in final Modification Documents, plan started 02/XX/2018 making the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670779	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Per commentary dated for 05-XX-2017, borrower called in to inquire about payment.
Previous mod approval
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208668825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower called on 07/XX/2016 to have their online password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to make sure the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Only mention of bankruptcy was provided, no specific information was given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Bankruptcy comments in the file but not specific information was provided.	8/XX/2018	4/XX/2018	0
208676065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in about the payment.  The borrower stated funds were misapplied, she was advised the client would review the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208673021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  An authorized third party was advised of total amount due and they stated they would reach out to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668834	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called on 05/XX/2018 to discuss their billing statements. The servicer advised they would start sending out the monthly statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The notes on 02/XX/2013 referenced a prior bankruptcy was discharged. The details of the bankruptcy including the case number, chapter, and filing date were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672997	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to state a payment had been mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208668518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to discuss payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668520	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called and advised they were not sure why their loan was delinquent because they made all of their payments through the bankruptcy. There were two payments in question for 09/30 and 10/30 each in the amount of $XXOne payment was applied to the loan and it is unclear where the other payment went. The servicer advised the borrower they would submit a request for payment research. The servicer advised the borrower if they made an extra payment of $XXor the next four months, the loan would become current. The servicer recommended the borrower call back on 07/XX/2018 to follow up on the payment research.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 09/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to find out why statement received stated she was past due.  Agent advised the payment and statement passed in the mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2012.  Limited information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673000	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower called regarding HAMP incentive letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208675283	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	5/XX/2018	30
208675272	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to discuss payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	90
208673002	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower didn't know account was past due, stated her spouse died, and made a payment  for $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Servicer set Borrower up on Repayment Plan. Borrower's delinquency due to recent retiree and needs to adjust to payment frequency and pay date, also Death in the Family.	8/XX/2018	9/XX/2018	30
208669161	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The client verified the bankruptcy is still active, that the loan has been modified and that heir insurance has been paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is release from stay granted.  The comments on 05/XX/2018 stated relief from stay was granted through the plan entered on 04/XX/2014 due to the loan is being paid outside the plan. The case was closed on 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower states his RFD was due to fraud on his bank account and is trying to get some money together to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no new updates on loan	8/XX/2018	6/XX/2018	0
208669128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018, borrower stated that they mailed in money for the late fees.  Borrower also stated that they would not be able to pay the changed payment amount.  Prior to this contact, the servicer was unable to make contact with the borrower between the dates of 3/XX/18 and 5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Inquiry id HAMP loan. Advised that it is, quoted amount due, interest rate changes. Stated payment mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower indicated the property is owner occupied.  Called regarding payments, was advised of different ways to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number Not provided.  The most recent bankruptcy status is not available in the information provided.  Per comments on 12-XX-2013, case was a discharged chapter seven. No further information provided. Per online  letter writer, a Bankruptcy periodic letter was sent in May and June 2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Bankruptcy information limited. Notes from 12/XX/2013 indicates a chapter seven was discharged however, does not provide any further information.	8/XX/2018	6/XX/2018	0
208669135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.  CH 7 Bky discharged 5/XX/2013
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669216	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Review-9/XX/2018-Notes indicate that an unauthorized third party called to inquire where to send a Homeowners Insurance Declarations page. Agent advised of where to send the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671550	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called in wanted to make a payment today for 1400.00 advised the borrower payment has already posted today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208669180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with borrower, was calling to confirmed dates of payments previously scheduled. Borrower updated payment dates.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Agent advised borrower of total amount due in the amount of $XXwith next payment in the amount of $XXbeing due 6/XX/2018. Borrower made promise to pay in the amount of $XXto be made 6/XX/2018 via internet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673750	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was called for a payment and was advised of the next nue date and amount due.  The borrower stated work was slow but that the hardship is now resolved.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A payment dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  8/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $XXN 6/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673751	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673745	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673749	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Most recent conversation with borrower disclosed the payment was mailed in by the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673715	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Called with a payment question
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673704	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke to the authorized third party whom advised that the borrower had been ill and not working. They advised that the hardship is over.  The agent advised that the borrower would need to provide at least 1 to 2 months of a down payment to be considered for a repayment plan.  Authorized third party stated that they would contact the borrower and get back in touch with servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208673711	3	[3] RFD - Borrower Illness [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 8/XX/2018, the borrower called in requesting the recent payment in the amount of $XXbe reversed and applied to the escrow account. The amount was a refund from the homeowners insurance company.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208671602	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 5/XX/2018 Borrower accepted a promise to pay $XXy 5/XX/2018. On 1/XX/2017 Borrower expressed an interest in applying for a modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 2/XX/2017 borrower asked to have the funds sent in to be applied to monthly payment instead of escrow. On 6/XX/2017 servicer confirmed the payment was applied to the March and April amounts due. The borrower called in 7/XX/2018 and gave permission to process speed payment for $XXREASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208671617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Commentary states borrower called in regarding notice of intent letter. Borrower advised of letter information and account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower advised of the new insurance carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668685	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Commentary states borrower and verbally authorized third party called in regarding status update of workout. Borrower advised of reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208671575	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower advised they usual;y make their payments at the end of the month due to being paid commission.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed annual tax increase causing monthly payment to increase, was error on tax department which a refund was issued; Funds were deposited back in escrow account on 05/XX/2018. Dispute is ongoing as borrower stated smaller escrow payment should have been retroactive back to July. Servicer s working with borrower to resolve. 07/XX/201 Agent advised the borrower that the correction was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property located in FEMA disaster area 09/2017; no property damage noted.	8/XX/2018	9/XX/2018	0
208667970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Per commentary the servicer spoke with the borrower regarding modification and programs; however, no hardship applied to borrower as perfect pay history and no hardship advised borrower to speak to bank if trying to just reduce interest by refinancing.  The comments indicate a possible bankruptcy on the account however as of 01/XX/2016 it is noted as invalid mismatch to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	0
208667968	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower advised that spouse is ill and that only fixed income is received.  Borrower is aware that the account is behind and discussed options to get caught up.  Borrower advised that there are no excess funds available to get caught up through a repayment plan.  Documents for a loan modification were mailed to borrowers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208667657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208667913	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower advised the RFD is due to Business Failure. The borrower's financial information was taken and was advised the loan had been assigned for a modification review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208668635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to inquire about payment. Borrower stated did not know why payment was showing past due for April and May as two payments were sent  in the amount of $XX Advise borrower of interest rate change to 5.25% with new payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668642	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  Borrower called about letter received stating that the borrower is an attorney represented. Advised that  the borrower can disregard the letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668643	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  At last contact, the borrower called in stated they have been working for two weeks after not being employed for three years.  The borrower inquired about a modification due to the payment increasing with the next step-rate adjustment.  The borrower was advised after providing their financial information they could afford the increase and was offered a repayment plan.  The borrower stated they would need to call back after discussing with their family who has been providing financial support.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called regarding the Billing Statement showing a double payment. Agent advised borrower the reason for double payment is due to payment being received after Billing Statement was generated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673170	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675441	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Most recent contact with borrower was to go over payment arrangements.  Per Borrower business failure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: No active loss mitigation noted.	8/XX/2018	8/XX/2018	30
208668600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Notes indicate BK was discharged with no information of when.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669347	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  08/XX/2018 A Bankruptcy Periodic letter was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669323	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Advised borrower per notes we have not spoke to the borrower significant length of time. Also advised the borrower of the last payment made one 01/XX/2017 and the next  payment  due is 02/012017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 3/XX/2018, the borrower called in to make a large payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669329	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a speedpay payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  Comment dated 12/XX/2017 reflects REM relief in place as of 10/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 10/XX/2017.	8/XX/2018	8/XX/2018	30
208669338	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower was provided delinquency amount and advised that the will make a bill pay payment later.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated went to Mexico, mother in law had accident. Rep. reviewed previous notes, offered self service options, borrower authorized to use bank account to process 1 spay, explained why payment changed in Feb. 2018, there was an escrow shortage, provided escrow account info. The borrower could get cheaper insurance and also can go to the county and apply for tax reduction, in order to make the monthly payments decrease.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The servicer made a collection call to the borrower who agreed to make a one-time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Commentary dated 03/XX/2013 indicates the borrower obtained a modification.	8/XX/2018	6/XX/2018	0
208671285	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The last contact with the borrower was on 07/XX/2017 to discuss payment amount
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669337	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called for assistance with website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last Modification booked 01/XX/2013
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no new updates	8/XX/2018	6/XX/2018	0
208671255	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called and made a payment.  The borrower stated the reason for default is casualty loss. The bororwer stated they were in the disaster but did not want the forbearance.  The borrower agreed to a repayment plan starting 3/9 - 7/9.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower stated on 11/XX/2017 there is a leak in the roof and carpet in one room needs to be replaced as a result of the hurricane. The borrower stated they had not filed a claim.  The servicer opened a claim task but closed it down due to not receiving any further claim information.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. 09/XX/2018 XX Response: Borrower didn't file claim - hence XX doesn't monitor AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: Borrower didn't file claim - hence XX doesn't monitorNo AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	7/XX/2018	30
208671198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Account inquiry.  Reason for default marital difficulties.  Advise amount due is $XX  Advised next payment due in the amount of $XX Wanted to know if signed modification documents came in.  Received final documents signed and funds.  Borrower will go online and make payment of $XXor 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208671197	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Authorized third party called in about nsf advisd can go back online and sign up for ach third party made a payment provided confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in to make a payment on the account. Borrower was advised of the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The following comment in file: 01/XX/2013 due to discharged bankruptcy they are not liable for loan debt.
							No additional bankruptcy information provided.	8/XX/2018	7/XX/2018	0
208671180	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is MFR filed.  The proof of claim was filed 11/XX/2013.  A motion for relief was filed 12/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671189	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Collection call borr1 agreed to September payment, promise to mail in October's payment since it depends on availability of funds. Property is rented.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: borr is on rpp 5 months.	8/XX/2018	9/XX/2018	0
208673274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower requested the interest figure that was paid last year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called advised son is authorized third party and has moved in with wife and kids. Will be assisting in making payments. Advised the borrower of repayment plan borrower stated being interested but can't speak with third party till after 4pm.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make a payment, but did not schedule future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673253	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer contacted borrower for payment on the account; servicer advised total amount due of $XX The borrower stated they thought the payment was made already. Servicer advised last payment received was 05/XX/2018. Borrower advised the co-borrower pays the bills and was not able to talk with them at this time. Servicer advised borrower could apply for a forbearance plan, borrower declined. Call expectantly disconnected, no further contact noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Noted 09/XX/2017 XX - Roof and cosmetic damage to outside of home and pool area. XX; claim filed. Noted 06/XX/2018 next step is 90% inspection.  The damage repair amount is estimated at $XX0.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX1 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT XX 11/XX/2017 8:33:19 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT XX 11/XX/2017 8:33:19 PM Yes, pending claim check and documents to release 1st draw. AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	6/XX/2018	0
208668774	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower set up payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments dating back to 07/XX/2015 referenced the borrower filed a dispute claiming a payment was missing causing a negative reporting to the credit bureaus. The borrower was requested to submit proof of the payment. A review of the issue was conducted. A response was sent to the borrower on 08/XX/2015 advising the payment in question was returned for non-sufficient funds, and the credit reporting would not be adjusted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668775	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Customer called in to inquire about making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 10/XX/2017. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX ALT PHONE #1: XX CLAIM NUMBER: XX QBEF1 XX 10/XX/2017 1:01:11 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX ALT PHONE #1: XX CLAIM NUMBER: XX QBEFXX 10/XX/2017 1:01:11 PM Send to Hazard claims - is claim being monitored? Please provide ETA for completion AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	4/XX/2018	0
208668777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Casualty loss claim filed due to XX. Disaster forbearance offered and accepted.  Six month plan ending 4/XX/18 $XXdue.  Plan kept.  Home was damaged:  roof leaking in 3 rooms; fire on one wall, and patio screen damaged.  Claim filed.  Home was livable.  Borrowers plan to repair the home but repairs will affect their ability to repay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668773	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called to discuss assistance for hurricane. She declined forbearance, and requested a copy of the payment history to be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668740	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called on 01/XX/2018 inquiring about workout options stating they were retired and their spouse would no longer be able to assist with the payments. The servicer advised to apply for a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	8/XX/2018	7/XX/2018	30
208668778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in seeking information on how to file an insurance claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in to get clarification on lasts payments made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675446	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Conversation with the borrower indicated that the account had been 30 days past due for the last year. The borrower indicated home and car repairs were the cause, but that the hardship was over. The borrower was advised of the total amount due $XX, with the amount of $XXeing due for the 4/XX/18 payment. The borrower arranged for a payment to be made through speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208668128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to schedule payment and stated the modification documents were sent back on Monday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Private mortgage insurance was cancelled due to auto term cited on 12/XX/2016.	8/XX/2018	6/XX/2018	0
208668132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke with borrower, borrower wanted daughter to help with the call, customer advised only receives social security and last month he only had enough to get meds and not make a full payment on the RPP plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208668732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and made a promise to pay by the 15th
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 02/XX/2016 indicates the borrower obtained a modification.	8/XX/2018	7/XX/2018	0
208669377	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer made a collection call to the borrower and the borrower setup payments for three months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The borrower stated another modification is desire in commentary dated 08/XX/2015.	8/XX/2018	5/XX/2018	0
208668139	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called into make a payment processed payment in the amount of 2292.84
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668135	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to discuss payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668138	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower set up payments from May to July of 2018 and wanted to know how to send in documents for name change
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: As of 5/XX/18, loan is due for the May 2018 payment. Loan has had consistent 30 rolling day lates since July of 2017.

							No new updates as of 8/XX/2018	8/XX/2018	6/XX/2018	0
208675224	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in regarding the payment inquiry. Borrower advised that account is in an active bankruptcy. Borrower processed a payment on the account. Representative advised only answering questions provided by the borrower and not attempting to collect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Borrower states on 07/XX/2018 that they are in active BK; AACER confirmed filing on 04/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208675225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower called to make payment and decline to go over financials to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208668179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated they want to escrow their homeowners insurance. Borrower also stated their statement doubled. Representative advised statements are generated at the beginning of the month and if payment is received after. Borrower also inquired about late charge. Representative advised there is no late charge on account. Representative also provided fax number to send in Escrow account request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668177	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  Borrower called to make payment and advised reason for default is excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669004	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower discussed payments and made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Customer called to inquire about payment. Advised total amount due $XXand 15 days grace period. Borrower advised to sign final documents for re-amortization agreement and to return both copies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675369	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	30
208668989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The only contact in the last 3 years back on October 2017 customer advised would send in payment to cover payment shortage. Last skip trace 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower logged onto the client wevsite to update information on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668964	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Talk to borrower regarding past due borrower made payment for $XXor 1/XX/2018 and 2 payments for $XXach for 2/XX/2018 and 3/XX/2018 for RPP RFD excessive obligation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208668933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675360	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower contact called in regards to payment. Scheduled 2 payments by phone. No rfd obtained. Non owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	60
208668223	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The customer stated that the reason for default is casualty loss.  The borrower had a question about the billing statement and was advised the statement went out prior to the payment posting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. No damage was reported.	8/XX/2018	8/XX/2018	0
208668598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower wanted information on disputing advance balances
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in after receiving the Notice of Intent to Foreclose.  Servicer advised the borrower that they have fallen one month behind.  Borrower wanted to know what options are available.  Servicer advised of a repay plan taking the delinquent amount and spreading it over a 2-6 month period along with the regular payments.  Borrower advised the borrower no late fees would be assessed during that time period.  Borrower advised they would catch up on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668595	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Son of Borrower called to discuss account. Borrower was placed on phone due to no 3rd party authorization. Representative advised how modified payments work and advised of deferred amount due. Representative advised Borrower that $XXs needed to bring account current. Representative sent out third party authorization form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Per last borrower contact, borrower wanted to know the balance on account and states will mail it declined to set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668553	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Since the last borrower contact on 2/XX/17, all subsequent attempts to contact the borrower have been unsuccessful. The last skip trace was done 5/XX/18, no new numbers were provided. Per comments from December 2013, there have been 2 prior modifications. The last attempt at a modification in December 2013 was denied because the modified payment was greater than the original payment.	8/XX/2018	8/XX/2018	30
208667895	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to respond to letter sent.  Advised sent before arrangement was made.  Set payments for next three months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Representative called to ask the intention of the property and the borrower intends to keep  it. Borrower stated they would continue with payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669256	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called to verify payment amount and total amount due. Servicer advised of total due on demand letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668244	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  On 3/XX/2016 Borrower called in stating that bank took an unauthorized $XXent and was advised by Servicer to send in a dispute. Borrower advised to not take any more payments out of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no new updates	8/XX/2018	6/XX/2018	30
208668047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Advised inquiry.  Borrower would like to make a payment.  Check with supervisor unable to make payment due to the default status.  Would need to set up a plan to take care of the default.  Borrower will call back and set up plan to take care of the default.  Notice of Intent to Foreclose was sent on 07/XX/2018; however, loan reflected as current and due for 09/XX/2018, comments do not reflect how loan became current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower completed a cap and extend modification; however from the collection comments it appears the borrower was delinquent shortly after.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called regarding payment being returned. Representative advised that Servicer will not make a second attempt for  the payment. Borrower advised they are out of work at this time and is not getting disability. Borrower advised parents are helping.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669257	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Commentary states borrower called in regarding documents received from servicer. Borrower was advise a loss mitigation package was sent out. Borrower also inquired about authorization form for third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670761	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in and made a payment in amount of $XXand provided borrower with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208670792	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower advised the client that their home was impacted by XX and wanted information on a forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208668262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called with payment inquiry. Agent advised of status of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668266	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called asking if they can go into a modification now that their disaster forbearance is coming to an end.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 09/XX/2018 Servicer's Response: No indication of damage to the propery. Borrow is on a disaster forebearance plan offered to borrowers who's properties are located in an impacted area.
AMC's Response: Confirmed, there has been no damage to the property.

							09/XX/2018- no new update	8/XX/2018	5/XX/2018	30
208668267	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called as they were having issues coming up with funds to make the April payment, have excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment via IVR
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675366	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208668325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  RFC payment inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Per last borrower contact, borrower called in for payment inquiry was advised next payment is due 10/XX/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668281	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Advised borrower that due to missing payment in May 2015 the loan  started falling behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208668278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208668286	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower stated he made payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower set up payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 3/XX/2015 - comment loss mitigation letter sent	8/XX/2018	8/XX/2018	0
208668220	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Customer was contacted about payment, customer advised will be mailing in payment by regular mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The last contact with the borrower was on 05/XX/2017 to discuss payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668955	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208668021	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  At last contact, the borrower stated they were overextended with remodeling the home.  They pulled money out of their retirement and contractor wants more to finish the job.  The borrower stated they are self-employed and co-borrower is a wage-earner.  Prior reasons for delinquency were medical expenses for child.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to cancel a payment due to fraud with her checking account. The borrower was advised that the date would be moved to 03/XX/2018 until she called back with the new checking account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The loan was modified outside of the review period ( 05/XX/2015)	8/XX/2018	8/XX/2018	0
208668652	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Last comment indicate borrower 10 day delinquent status. MI notice of Default filed as of last comment. Loan is in a current status, however, MI is not. RFD borrower XXbusiness failure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: Unable to confirm title issue activity on the loan with the information provided.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668819	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower RFD was due to husband retiring and going from a job to SSI income, also borrower had a reduction of income on her job.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer is disputing late fees, corp advance fees.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment on the account. The borrower advised they were out of work a few days due to illness and they were not able to work overtime to gain enough funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower is waiting to receive commission  to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668769	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Per last borrower contact, borrower states was unemployed but did schedule a promise to pay.  Borrower declined any loss mitigation assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208668765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower is currently late. 30 day late. Late due to NSF. Will make payment to get caught up. Primary home. owner occupied. Borrower is questioning payments. should be current. will call her bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower scheduled payments for 05/XX/2018, 06/XX/2018 and 07/XX/2018. Servicer received call from in regards to a request for a refund of a payment and stated they want the funds to remain on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower schedule payment via bill pay for 07/XX/2018 for $XXnd advised servicer will be setting up ACH for future payments.  Per the commentary the servicer discussed a repayment plan with the borrower on 06/XX/2018 and the borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2014.  Amended POC filed 10/XX/2017
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The collection notes are missing from the loan file from 07/XX/2018 to 08/XX/2018; the only new items received as of 08/XX/2018 were the online writer log and the comment consolidated log.	8/XX/2018	7/XX/2018	0
208675727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower obtained a Loan Modification outside of the scope of this review. The borrower current at time of review.	8/XX/2018	6/XX/2018	0
208675630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 11/XX/2012 - comment bankruptcy notice	8/XX/2018	6/XX/2018	0
208673051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower states his RFD was due to business failure. Agent advised that the loan has been delinquent for over a year but has the residual income to make double payments a month. Borrower said he had to help a family member and made home repairs. He plans on bringing the loan current by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670704	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called and was advised of total amount due and breakdown of repay plan.  Borrower also was advised of 3rd party authorization form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208673050	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower mortgage is current. Became late on payments due to borrower 1 becoming ill. Borrower is employed, but not working.  Borrower is doing in modification. Wants to start making double payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower is doing a mod agreement to making payments to get caught up. Late due to ill borrower. Not currently working, but employed. no late payments in the last 12 months.	8/XX/2018	8/XX/2018	0
208673053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated she wants to get current on payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673392	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  A third party advised they needed to check with their spouse before moving forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	90
208673054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower discussed the account, due dates and payments on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208667738	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called and stated she needs to change payment scheduled for 10/XX/2017; she missed 6 days of work. Borrower scheduled payments for 11/XX/2017 and 11/XX/2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue appears to be resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower stated when payment was made and inquired about late fees. Borrower also stated tired of paying late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673269	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015 [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 The Servicer spoke with the Borrower regarding the payment that did not automatically withdrawal, the Borrower was informed that only 3 payments can be scheduled at the same time. In addition, the Borrower discussed a name change that occurred 12 years prior, the representative confirmed the name provided did not match the name on the loan and informed the the Borrower they will need to provide a written request for name change with one of the following documents; drivers license, social security card, divorce decree and or other court- related name change document.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute of payment history appears to be resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  spoke to authorized 3rd party in regards to payment due, advised of grace period and consequences, expectation and next steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208667697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to get an update on the repayment plan and was advised the next payment is scheduled for 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  outbound call to borrower to collect past due payment. Payment arrangement processed with borrower.  Borrower also requested to be put on DNC list.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208673241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Promise to pay $XXon 05/XX/2018 plus $XX Offered auto pay did not have time to go over it will follow up when she is able.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: no new update	8/XX/2018	5/XX/2018	0
208667701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 Customer was called regarding current month due. Borrower could not make payment at that time since the bank account information was not available. Borrower was going to make a payment by May XX, 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Payment inquiry. Advised of options and setup payment change for later date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668913	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Call and spoke with the borrower, provided the total amount due. The borrower made a payment in the amount of  $XXfor  7/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668912	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668914	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Speedpay $XX, on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208668923	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called the servicer to make two payments. The servicer processed the request and discussed the repayment plan with the borrower's son.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 10/XX/2017. No damage was reported	8/XX/2018	8/XX/2018	0
208668888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  9/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668921	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Per the comments on 5/XX/16, the borrower was asking about the tax form. The borrower was informed of the interest paid in the amount of $XXand taxes paid in the amount of $XX The attorney's phone number was updated, as well as the borrower's employment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.  The loan was administratively closed on 04/XX/2017 with no evidence of discharge.  A termination date was noted for 12/XX/2013 but the borrower remains represented by the bankruptcy attorney and making bankruptcy payments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208670981	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Per the comments on 5/XX/18, the borrower called in to ask about a notice received that said the borrower still owed a balance for the April payment.The borrower was advised there was a partial payment sitting in the suspense account. The borrower indicated they have always made a payment within the grace period, and asked when the loan fell behind. The borrower was informed the loan had been past due since 2015, at which time the borrower requested a payment history. Since the loan was past due with the prior servicer, the borrower will also contact them to get that payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  The comments mention the bankruptcy was terminated 12/XX/14. There are no other details about the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. No damage was reported.	8/XX/2018	5/XX/2018	0
208670950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670982	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called for assistance due to naural disaster borrower stated ale to live in the property. Borrower advised insurance will not replace roof due to age will pay out of pocket 2400.00. Borrower stated will need at least 3 months to regroup advised of 0.00 forbearance for 6 months at the end will need to bring account current or apply for loan mod. Borrower stated they are interested advised will get docs and mail in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments on 10/XX/2017 indicated the property has roof damage that would not be covered by the insurance due to the age of the roof. There is no evidence the repairs were completed. Comments on 09/XX/2017 indicated the borrower would repair the property out of pocket. The borrower advised the quote was $XX The borrower did not indicate the repairs were completed as of the end of the review period.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017.	8/XX/2018	7/XX/2018	0
208670951	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208675771	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671469	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The representative discussed the total amount due and the company's website to set up the automatic draft.  The borrower will make July payment before the grace period.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing late payments reported to credit bureau while borrower was in bankruptcy. Servicer responded and corrected and let borrower know it takes up to 60 days to see changes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208671450	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower called for total amount due to bring loan current and stated will pay it tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208675784	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to inquire about payment and verified loan and attorney info.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668695	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 1/XX/2018 an authorized third party called in to question when the last payment was made, as the December was not reflected on the website. On 10/XX/2017 servicer confirmed the modification was finalized on 9/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668676	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer made a collection call to the borrower who cited excessive obligations as the reason for default. The borrower then made a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208668697	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower set up six month repayment plan on last conversation with borrower, referenced hardship is ongoing but was looking for additional job. Borrower set up two speedpays for $XX each for 07/XX/2018 and 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  03/XX/2018 inbound call borrower set up payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Outbound call to borrower who advised he made all payments.  Servicer advised April payment was missed.  Borrower indicated that payment was missed due to him needing to pay the IRS but will mail in missed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower discussed the due date, ordered a payoff and stated that they may pay the loan off.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669036	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower said his son has lived in the property since the start; the son could not qualify for the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669037	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to inquire about payoff amount.  Advised $XX47.  Borrower stated he may pay off loan, and will call back with payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208669038	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower logged on to website and changed their web email address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 4/XX/2018, the borrower stated the reason for default was curtailment of income.  Borrower stated that the borrower went back to work recently and is not able to pay march.  Borrower is a landscaper and works seasonally.  The co-borrower is in sales.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 Servicer advised the next payment due was for 5/XX/2018. Borrower advised making the May payment via the web on 5/XX/2018, but Servicer said it wasing showing up and they should double check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673308	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower made payment  Borrower is deceased and -XX-.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer responded to the credit bureau dispute and updated applicable fields to show the loan status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 02/XX/2018 indicates the borrower has three prior modifications. The borrower stated a retention option is desired.	8/XX/2018	7/XX/2018	0
208673309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower advised will be making payment by the end of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Outbound call to collect payment, which was subsequently scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower set up a repayment plan with the first payment scheduled for 05/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673287	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called due to letter stating account had incorrect routing number for banking account information .
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 01/XX/2017, the servicer received a written credit dispute. The dispute was resolved on 01/XX/2017. The loan was status was updated to reflect the current status of the loan as of 01/XX/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments on 06/XX/2016 indicated hurricane damages were incurred to the property on 08/XX/2008. The claim amount is $XX1. The borrower advised a contractor started the repairs but the contractor did not complete the repairs and took off with the rest of the funds. Comments on 12/XX/2017 indicated the borrower was completing self repairs. Comments on 05/XX/2018 indicated the servicer is waiting for an inspection indicating the repairs were 100% completed before the claim funds are released.  The damage repair amount is estimated at $XX1.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 08/XX/2008 LOSS TYPE: HURRICANE DISASTER: HURRICANE GUSTAV 2008 CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX1 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEFXX 6/XX/2016 5:12:36 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 08/XX/2008 LOSS TYPE: HURRICANE DISASTER: XX 2008 CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX1 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF XX 6/XX/2016 5:12:36 PM Partial Monitor, pending documents to release funds AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	6/XX/2018	0
208668481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668389	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	4/XX/2018	60
208668392	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  Last contact with borrower was 6/XX/2015.   As of 2/XX/2018 propertyy is Vacant and Secured.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is filed/under plan.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2014.  A motion for relief was filed 12/XX/2013.  After relief  was granted, borrower turned and filed chapter 13, and as of post petition is current on payments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: Initially borrower was on a forbearance, payment was lost which lead to the plan being broken. cannot tell when plan was started. Borrower went to apply for 2 Modification but both were denied. Borrower then filed bankruptcy chapter 13, and switched to chapter 7, which the lender received motion for relief. Foreclosure never completed, another chapter 13 filed, as of post petition borrower is current with payments. Currently the property is vacant but secured.	8/XX/2018	8/XX/2018	Bankruptcy
208668397	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower inquired about NOI received and was told they would continue to receive notices until mod is completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	30
208668447	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  08/XX/2018 An Account Statement was sent to the Borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing a late fee and was advised to sent in the dispute in writing.  The dispute was received on 09/XX/2016 and the fee was waived and a response sent on 10/XX/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Called customer in regards to January installment. The customer made a payment in the amount of $XX  for 01/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669082	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated he will make payment today after work for June and will be able to do another payment in two weeks to get the payments caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208675386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Account inquiry.  Payment inquiry.  Advised amount due $XX  Promise to pay.  $XXon 08/XX/2017 via web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The last contact with the borrower was on 03/XX/2018 to discuss a discrepancy in her arrearage amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208667641	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The property is owner occupied, the borrower has excessive obligations.  There was interest in setting up a repayment plan, a letter was to be sent to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208667648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment and inquired about interest rate.  Agent advised to check out Know Your Options for a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower provided RFD as illness.  Servicer advised total amount due of $XX  Spouse advised the borrower is in the hospital and having lots of medical issues.  Spouse stated they are not sure when they will be able to make the next payment.  Servicer advised of forbearance work-out.  Servicer advised to fill out the application and send in hardship.  Servicer updated financial situation.  Servicer made suggestions of possible financial resources.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208667645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Modofication approved August 2016
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208671211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to confirm payment on file
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan was due for May 2018 payment as of 5/XX/18. Multiple 30 day lates within the last 12 months. May 2018 payment made 6/XX/18	8/XX/2018	8/XX/2018	0
208667598	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called to confirm payment was received, advised due to no authority could not provide account information, advised to have attorney call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed 02/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668129	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  the customer was contacted and wanted to know if the payment sent had been posted. Also, provided a check over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208671212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called to request a billing statement and 12 month payment history.  The borrower was advised that due to the status of the account the servicer can't send statements but can send a Verification of Mortgage.  The servicer requested that a pay history and Verification of Mortgage be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671208	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The authorized spouse called with insurance questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 01/XX/2018.  Per collection comments, an In Rem in the bankruptcy case was provided to previous servicer where collection/Loss Mitigation efforts could have continued. No evidence this in rem transferred to current servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments on 07/XX/2018 indicated a claim was initiated for XX damages. The claim is expected to be partially monitored. The servicer is pending claim documents, adjuster's report and an endorsed check.  The damage repair amount is estimated at $XX0.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower had general questions as to how her payments were being applied to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  11/XX/2017 -- Borrower returned our called - advised borrower of delinquent account -- borrower promises to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to inquire about insurance claim for roof damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Per last borrower contact, borrower states having a hard time making payment through IVR. Borrower called into confirm payment of $XXand to make payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  A motion for relief was filed 07/XX/2017.  The motion to approve the loan modification was filed on 05/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with the borrower, advised borrower the payment on 06/XX/2018 for 5/XX/2018 and 6/XX/18. Advised the payment is $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670789	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower set up payment and is interested in repayment plan
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute. Amount due $XX Misapplied funds.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  inbound call from borrower to process payment for March and April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670747	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower stated their reason for default was unemployment.  They stated this issue has been resolved and agreed to a six month repayment program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called the servicer and believed the loan had been current. The borrower said two payments were held by the bank, but thought they were made. The borrower also underwent a name changed and was advised to send in the appropriate documentation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 indicates the borrower obtained a modification in 2010.	8/XX/2018	9/XX/2018	0
208670754	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower stated that the RFD is the illness of a family member.  The borrower set up a repayment plan.  2 payments were scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: The communication from the lender seem to be directly to the borrower	8/XX/2018	6/XX/2018	0
208675641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to request a copy of last payment made on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671264	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Authorized third party called to make a payment in the amount of $XX Payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower was contacted on 02/XX/2017 at which time the made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673105	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673093	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower states his RFD was due to unemployment. He has been out of work for 6 months and just started a new job in January. A workout plan was discussed to bring the loan current. He will pay an additional $XXonth until he is caught up.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208676082	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Outbound collection call to borrower who advised there were not aware the loan was not current. Borrower's reason for delinquency listed as Servicing Problems.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208673094	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Servicer advised borrower that payment increased due to escrow shortage. Borrower promised payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Notes indicate that borrower called to advise of the May payment. Borrower advised that property is tenant occupied and hasn't received the rent, can't make payment yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208676077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673099	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Per the 8/XX/18 comments, the borrower called in to ask about paying the real estate taxes on their own, what the consequences are and how it would affect the loan. The borrower was advised that it may depend on the county. the borrower wanted to know how much is being paid and how it is paid. The servicer sent the last two escrow analysis statements to the borrower, provided a fax number for inquiries and disputes, and was informed how long the process could take.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208675296	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower referenced illness and stated utility bills higher in summer months, servicer set borrower up on a six month repayment plan and borrower paid $XX effective 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Per commentary 07/XX/2018 loss type is listed as tree damage with a loss date of 07/XX/20018; however, no further details provided.  Per the online writer a Certificate of Completion, Contractor Condition and Repairs Affidavit were received 08/XX/2018.  A partial draw was completed 09/XX/2018.  The damage repair amount is estimated at $XX2.  Property repair is complete.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208668633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower wanted to verify the payment amount of August and was advised that it was $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.  Filing date was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: Bankruptcy and modification comments provided.	8/XX/2018	7/XX/2018	0
208675297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower inquired if she could make a payment with debit card. Advised no.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The proof of claim was filed 11/XX/2012.  A motion for relief was filed 09/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Contact was made with the borrower to advise of the total amount due and also advised they needed to put a plan in place to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower completed trial plan in 2/2014 and is no w on a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	2/XX/2018	0
208675397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower calling in regards to prepayment plan. Agent went over different options with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669076	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208668167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower contact made and payment processed. Account details and future payment arrangements discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667637	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment on the Repayment plan via Speedpay. The borrower requested to speak with the Supervisor regarding the payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	30
208668213	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower contacted the servicer to make a payment on the repayment plan, the servicer scheduled three payments of $XX each for 07/XX/2018, 08/XX/2018 and 09/XX/2018.  Per commentary the borrower completed a repayment plan 06/XX/2018 for 6 payments ending 11/XX/2018 with a $XXwn payment.  The comments on 05/XX/2018 reflect the borrower was denied a modification due to the loan being past due with the casualty loss occurred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  05/XX/2018-Borrower advised that he made some repairs to the roof that was damaged in XX but it is still leaking. No claim has been filed  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The updated collection notes were not provided, the only documentation received through 08/XX/2018 was the online writer log and the comment consolidated log.	8/XX/2018	7/XX/2018	30
208668166	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Advised of amount due. Borrower inquiring for disaster forbearance extension. Interview completed. Borrower states has not worked since 2/XX/2018 but will return full time 5/XX/2018. Has been receiving disability but only a portion of paycheck. Tenant occupied. Advised of XX and borrower declined to set up payment plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed amount owed and stated will be sending documents. No details or indication of dispute in following months. Does not appear formal dispute opened.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: Property damage stated as mold reflected after review date. Claim filed.

							09/XX/2018 no new updates	8/XX/2018	6/XX/2018	30
208673079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Per commentary dated for 2016-XX-03, borrower stated that repairs was needed on the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208667751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to verify the ACH debits are in placed since the loan has been modified. The borrower was advised that she has drafts set up to be taken out on the 1st of the month in July. The borrower requested to change the date to the 15th and was advised to send a fax request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Modification was modified outside the review period on 06/XX/2018.	8/XX/2018	7/XX/2018	0
208667755	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called the client about a letter they received.  The client advised they are covered from it because they are on a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208671237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower 1 called in and wanted their name removed from the account because only borrower 2 lived in the property.  Advised would need to refinance the property to remove their name.  Promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208671205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208671233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower authorized a payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671204	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Inbound call from borrower to set up payment on the loan; Agent assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671207	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to see if she could make changes to the repayment plan. Agent advised that they are unable to change the plan but the payment due date can be moved to 05/XX/2018. Borrower stated that moving the date would not help but she will try to gather the funds.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicate borrower was disputing fees. Servicer explained fees were from delinquent payments. The Issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Collection comments indicate fence damage. No indication that the repairs were complete.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 02/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 3/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX ALT PHONE #1: XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF XX 3/XX/2018 6:25:43 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 02/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 3/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX ALT PHONE #1: XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEFXX XX 3/XX/2018 6:25:43 PM No AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	8/XX/2018	0
208671327	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Last spoke to borrower regarding the delinquent account and discussed late pays and delinquents. Borrower states long term unemployment and only one borrower employed causing long term problems.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208670825	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Customer called in to conduct a payment of $XXnd was advised the payment would apply to June installment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrowers last contact with servicer was on 04/XX/2018 regarding whether the servicer received the borrowers payment they had made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208671295	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower stated that January and February are slow months for his business but it should pick up soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Modification completed 3/XX/2013. Borrower has been paying after late charge.	8/XX/2018	6/XX/2018	0
208671302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Authorized third party daughter of borrower called to see if due date could be changed to end of the month. Servicer stated unable to change due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208676080	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in with questions regarding interest rate advised when loan was modified it changed the interest rate. The borrower stated will pay 1500.00 every week until account is brought current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208673291	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower was contacted 4/XX/2018 to discuss when payments would be made.  Update:  Borrower stated on 9/XX/19 that they would be making a payment later that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671296	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208676107	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was contacted and stated that they need to change the draft date for the Repayment Plan.  The borrower stated there was a death in the borrower's family and they had to assist with burial.  The borrower wanted to change the date based on the date they get paid.  The date was amended..  Account should be up to date in 7/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208673103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to ask about payment statement and amounts due. Advised how statements work. Borrower understands explanation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673273	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: There is a possible deceased borower on this loan. XX needs to receive documentation in the form of a death certificate to validate the borrower's death AMC Response: Servicer comment added to review, no change in exceptions.	8/XX/2018	8/XX/2018	0
208673244	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016 [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Discussed documents in regards to assumption with spouse.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668703	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower wanted to speak to a manager. Borr was concerned about rpp, payment was due on a sunday and was done the next business day. Borr was advised that plan would not help bring the loan current as Hazard ins increased the payment amount. Borr promised to call back to enroll in new rpp after she speaks to husband.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673423	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to bring loan current with assistance of tax return funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668700	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was advised that for the month of May his payments were in the amount of $XXand that starting this month his payment changed to $XX  Advised that since his payments have changed and he has always sent more of the needed amount there has always been funds in suspense and now it has corrected itself.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower scheduled a payment for 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673418	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Discussed next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower called to make a payment and provided Reason For Delinquency due to Loan Term Excessive Obligations. for car repairs, hardship ongoing. Intent to retain property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673388	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called into  make a payment advised will have rental income going forward. The borrowr advised the reason for default was illness of a family member and they are not receiving unemployment. The borrower advised they will return to work on 08/XX/2018. Advised of modification in 2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208667734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	0
208675300	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Per last borrower contact, was advised of forbearance plan and was grateful the plan was extended. Said will review for more options when forbearance ends.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208668660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in reference to late fees showing on statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668470	2	[2] Currently Delinquent Mortgage [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower calling to confirm address to send hazard claim check to for endorsement.  Borrower provided address and advised that payments scheduled through August and would need to call in next payment by 9/XX/18 to avoid breaking repay plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  5/XX/18:Borrower disputing payment due as had made a monthly payment ever since modification completed.  Borrower was advised that 1 month behind since modification due to no payment made at time the modification was executed as required per modification documents.   Borrower currently on repay plan.

08/XX/2018:advised borrower of TAD for the repayment plan. Postdated payment for 10/XX/18 & 11/XX/18. Advised borrower that automatic drafts could be set up online
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Water damage.  date of loss 3/XX/2018.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF XX 5/XX/2018 3:38:17 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEFXX XX 5/XX/2018 3:38:17 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	9/XX/2018	60
208667523	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed 12/XX/2012.  The collection comments are not clear as to when the Bankruptcy was filed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208667517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667521	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in and the agent advised borrower on how to submit request from attorney to allow borrower to discuss account.  Agent also advised of IVR for one time payment using a visa debit card.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2013.  Chapter 7 bankruptcy case XX  filed 8/XX/1995 ad discharged 11/XX/1995.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208669105	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower contacted the servicer on 02/XX/2017 to authorize a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208667522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called to advised was currently unemployed and would call and make payment once receives check, discuss possible HARP, declined option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668634	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in regarding the payment set up under forbearance plan.  The rep went over details and advised borrower that she could apply for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208668343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower advised he would make the payment but could not continue with the call.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  spoke to non authorized user, loan servicer asked to speak to borrower, however 3rd party stated number was incorrect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208667691	3	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Servicer spoke with borrower, advised spouse is taking care of making the mortgage payment. Servicer advised the 9/1 payment which was for September got returned due to NSF. Servicer advised will continue to receive collection calls and notices.  Borrower stated in a hospital right now and had to go.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower has been offered options to modify terms on the loan but declines.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667689	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in to discuss retention options advised the borrower since they had a modification to look into repayment plan. Borrower stated can afford 6 month payment plan and would call  payment in by end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	30
208675176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Borrower Inquire
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668296	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to know why he received a statement. Agent explained the new statement process. Agent advised that the payment the borrower made n May covered the past due April payment but is  currently due for May.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing the fact that he the account was delinquent. Agent advised that his payment had increased in 01/2017 but he was still sending in the old payment amount which made short payments monthly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668302	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make a payment in amount of $XXo post 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further bankruptcy details noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: No new updates	8/XX/2018	6/XX/2018	30
208668253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower stated scheduled payments for February and march had not been paying attention to finances with passing of family member. Confirmed ACH will resume in April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Loan is current. Agent advised borrower that he would need to complete online registration in order to cancel ach payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675733	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208670837	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in regarding to the July payment not being withdrawn; and was informed that is currently on a repayment plan. The agent advised that we are only able to set up 3 payments at a time which was done for April, May and June.  The customer had been informed that the next step would be to set up the July payment; and now the caller understands.  Payments were scheduled for the next 3 installments for the plan: $XXfor 07/XX/2018, 08/XX/2018 and 09/XX/2018.  The agent advised that would need to call in the last payment of the plan in October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Per the comments, the borrower has some "personal issues" as well as helping out the borrower's daughter. There has been a long history of delinquency on the loan. Earlier comments indicated the borrower did not have a long term solution to the delinquency. The hazard insurance claim that was filed was for some water damage in 9/2015. The claim was filed and closed.	8/XX/2018	7/XX/2018	30
208670835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is not available in the information provided.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  Chapter 7 discharged on 10/XX/2014
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and wanted to know why account is past due stated being on repayment plan. Advised the borrower repayment plan ended and payment was not received. Borrower stated payments were never missed advised the borrower we could provide payment history to show payments applied. Borrower stated needing assistance advised of repayment plan and would need to secure 3 payments today borrower agreed and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672956	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Call and spoke with the borrower, advised of the total amount due for two months. The customer advised that they will be mailing a check for $XX the call dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208676053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 7/XX/18 Borrower and servicer cancelled the repayment plan and the scheduled payments.  Borrower scheduled three payments to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672950	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672951	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2018.  Insufficient comments regarding bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208673617	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 03/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower and client discussed their new payment due to the escrow analysis.
***Borrower called in and said 700 deposit check not clear and said payment being return
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Details of the borrower's bankruptcy was not provided except it was terminated on 10-XX-15.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in, tried to make payment on IVR, states would not take routing number, does not have physical checkbook in hand. Advised borrower input and comes up with same message, can call bank to get correct number.  Borrower will contact spouse to get correct number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 3/XX/2018 the borrower had questions about tax forms.
06/XX/18: borrower wanted to see if wire was received on 6/XX/18. Borrower was advised to follow up in 24/48 hours to see if the wire had posted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower was contacted 2/XX/2018 to discuss mod document collection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	2/XX/2018	0
208673561	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower scheduled a payment for $XX for today.  The hardship is due to fluctuating income and business failure. The homeowner has put $XXto home improvements to get the property ready to sell next year.  Owner occupancy was verified curing the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208673528	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Limited comments on documents; pay history not automated for this project.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to check on modification status and to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673502	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Last spoke with the borrower when loan was late and discussed late fees
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute was over late fees and servicer promised to review within 20 days. Issue appears to be resolved
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower has had ongoing late pays over many months. Excessive obligations and unemployed borrower	8/XX/2018	8/XX/2018	30
208668743	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Authorized 3rd party called and scheduled a payment advised default reason.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675718	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208671109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Outbound call to collect payment, which borrower made.  Borrower questioned fees, and servicer explained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 0 10/XX/18 Servicer's Response: Send to Hazard Claims AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	8/XX/2018	0
208671117	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower advised has been approved for repayment plan. Borrower advised to wait about 2 - 3 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  3/XX/2018 Claim check#32689990 from FEMA for $XX8 for DOL 10/XX/2012 COL  UNKNOWN check was sent out on 3/XX/2018.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF XX 9/XX/2017 3:37:49 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEFXX XX 9/XX/2017 3:37:49 PM Send to hazard claims - is this being monitored? AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	7/XX/2018	30
208671108	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and inquired about payment and the agent advised that $XXposted on 06/XX/2018 and no late fee was assessed. The account has not been updated to show the suspense balance $XX The borrower declined to schedule the July payment and stated will make via IVR system within the grace period. The agent advised borrower of the ACH program and can obtain ACH form online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208671659	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in regarding the account status, the escrow account and advised when payment expectations. Borrower also requested for the password to be reset for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208671671	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in for mod update received agreement about forbearance advised the borrower after plan borrower is responsible to mthe lump sum if not able to pay alternatives will be offered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208669201	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower submitted a letter stating and detailing with the late fees
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675700	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower advised that he has someone working on a payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208667579	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  An authorized third party called on 02/XX/2018 inquiring about the notice of default letter they received. The servicer advised of the delinquency due to the payment increased, and the borrower was submitting less then owed each month.The third party inquired about possible assistance options, and the serivcer advised to gather the borrower's financial information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208667777	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to inform just make a payment online, monitoring modification.  Advised do see payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208671049	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in with a payment inquiry and asked about a letter received regarding suspense funds. The servicer advised the funds were eventually applied to the payment and the account is current. The servicer then asked about the trial offer, but the borrower stated it was declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671021	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Recent borrower contact, the borrower indicated that sometimes they don't get paid for a couple of months at a time. Gets a lump sum payment after work is completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208671379	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower agreed to scheduled the next three payments. On 08/XX/2018 borrower called stating they wanted to make escrow shortage payment. Associate advise they could send the payment with a coupon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208668993	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2012.  The proof of claim was filed 08/XX/2013.  A motion for relief was filed 09/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208673433	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and was reviewed for and accepted a 6 month repayment plan with payments in amount of $XXbeginning 09/XX/2018 ending 02/XX/2019. The borrower set up the first three payments in amount of $XXto be drafted 08/XX/2018, 09/XX/2018 and 10/XX/2018. The reason for default is due to excessive obligations and the borrower verified that the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673434	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The last contact with the borrower was on 03/XX/2018 to discuss payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673425	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 06/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 06/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208671084	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to set up next repayment plan payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673431	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower was contacted 11/XX/2016 to discuss returning mod documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673385	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower declined loss mitigation on 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	60
208673389	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 06/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised that he will make the payment online for the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673639	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in to make a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The borrower obtained a modification with the prior servicer.	8/XX/2018	7/XX/2018	0
208673686	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Associate contacted borrower to solicit payment. Borrower stated unable to discuss as they are walking out the door and agreed to a call back tomorrow at noon. On 04/XX/2017 borrower stated they would be making payment at the end of the month and try to have the April by the first week of  May. When asked what caused them to get behind borrower said life and trying to get caught up on things. Associate advised borrower they are under a HAMP modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208673644	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower provided another number to call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673616	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with borrower regarding the next payment is due 8.1.2018 in the amount of $XX.  Borrower is currently on a repayment plan and was advised she needs to call in to make arrangements for September-November to complete the plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673611	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673577	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  There has been some contact with the borrower and it appears that the loan is possibly in some sort of repayment plan, yet the collection comments are not entirely clear.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is 11/XX/2006.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208673581	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in regarding payment inquiry. Borrower adjusted the payment draft date to a later date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673618	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Notes indicate that borrower wanted to bring account current. Agent advised of total amount due including late fees.Agent also advised borrower of XX to pay account online. Borrower is paying amount online on website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675294	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: no update	8/XX/2018	5/XX/2018	30
208667559	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Review-9/XX/2018-Notes indicate that borrower called to get the total amount due to bring account current. Agent advised of amount. Agent also went over how a payment becomes in default and 30 days past due.

The borrower called with questions about the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668618	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and stated had two amounts due on the paper says one thing and the automated system says another. The agent advised borrower that the account is not due until 08/XX/2018 in amount of $XX The borrower stated that daughter will be calling the IVR system at the end of July to make the payment. The borrower verified that the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. No damage was reported	8/XX/2018	9/XX/2018	0
208668709	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672983	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was set-up on a repayment plan ending 11/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672991	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called for the loan status. The borrower also stated that she made a payment in the amount of $XXvia the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  On 02/XX/2014 the borrower stated that she was discharged form bankruptcy in 2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672959	2	[2] Payoff has been requested within the last 60 days [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to request a payoff and had no further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported roof and wall damage due to hurricane.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 09/XX/2018 XX Response:  HAZARD CLAIM - CLAIM INITIATED                    ***PROPERTY LOSS NOTES***                         LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE        DISASTER: XX                          CLAIM FILED BY: BORROWER                          PMT DUE DATE: 9/XX/2017 12:00:00 AM                APPROXIMATE CLAIM AMOUNT: $XX               CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT   QBEFXX XX 10/XX/2017 6:14:00 PM                                                             AMC Response:  Servicer comment added to review, no change in exceptions.  10/XX/18 Servicer's Response:  HAZARD CLAIM - CLAIM INITIATED                    ***PROPERTY LOSS NOTES***                         LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE        DISASTER: XX                          CLAIM FILED BY: BORROWER                          PMT DUE DATE: 9/XX/2017 12:00:00 AM                APPROXIMATE CLAIM AMOUNT: $XX               CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT   QBEFXX XX 10/XX/2017 6:14:00 PM
							** NO CLAIM DOCUMENTS RECEIVED Yes, pending claim check and documents to release 1st draw. AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	9/XX/2018	0
208673770	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Collection comments reflect retention and liquidation options were discussed with borrower and both were declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667547	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called and wanted to verify they are protected with Homeowners Insurance. Borrower stated had damage to home and contractor forged checks from Insurance Company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	Bankruptcy
208668719	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to inquiry why payment increased, advised interest rate changed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668720	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrowers last contact was on 04/XX/2018 and it was to follow up on an outstanding payment. Borrower stated they would use the automated system to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208673016	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Comments show borrower called regarding delinquency status, borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments through 07/XX/2018.	8/XX/2018	7/XX/2018	0
208673158	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 12/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Last collection comment from borrower 10/XX/2017 stated that he had gone to India to help family and that the ticket was $XX  His son and daughter-XX-law pay the mortgage and utilities, and they bought the ticket for him.  He covers all his own personal expenses with Social Security income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208673164	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 01/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in about a insurance claim due to property damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208676181	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016 [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower concerning amount due on account, borrower stated business has been failing so income has decreased, advised borrower needs to send in certified funds due to, to many returned checks
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing payment because it increased, advised increase was due to taxes and insurance increasing
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208668843	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called on 08/XX/2017 to discuss the change in their monthly payment as well as the terms of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2013.  A motion for relief was filed 06/XX/2015.  Meeting of the creditors was completed 12/XX/2012. Relief of stay was denied on 06/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208670853	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208670845	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  05/XX/18:Reviewer assumes borrower was contacted 5/XX/2018 as there are comments regarding a three month trial payments for a modification program.  Comments are sparse and very limited regarding any other contacts with the borrower?
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	90
208675651	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208671410	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Per last borrower contact, borrower stated set up three payments and verified banking info, The issue was a code on the account that had to be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671364	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 4/XX/2018 Borrower called with a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	Bankruptcy
208671369	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower is unable to rent the property.  The borrower was advised of the reinstatement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208675746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact with the borrower was on 05/XX/2018 to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675751	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The last contact with the borrower was on 11/XX/2016 to discuss a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208675745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment for $XX. The borrower was also advised to keep the account current to avoid late fees and advised the Corporate Fee could be disputed if they do not wish to pay the fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Contact was made with the borrower after the 5/XX/2018 review cut-off date. On 6/XX/2018, the borrower called stating they had an ongoing medical issue but is in recovery. The borrower is self-employed and trying to rebuild their business after illness. The only other income is approximately $XXa month from disability income. The borrower is trying to get help from friends and family. The borrower was advised about applying for a modification or liquidating the property.	8/XX/2018	7/XX/2018	0
208667938	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668523	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  08/XX/2018 A Late Payment Notice was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669170	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer called and spoke with the borrower and advised of the total amount due of $XXThe borrower stated that they are driving and cannot talk while driving and will be home in an hour and agent scheduled call back for 1:00 - 2:00PM est.
UPDATE; 8/XX/2018: Borrower called to check status of Mod. Borrower was advised of trails payments. Borrower stated will try to make payment or send in trail payments docs
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208669143	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower contact on 07/XX/2018, Borrower discussed renting or selling property
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669013	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Spoke with borrower and went over past due amount on file, borrower did not make payment arrangements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671176	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Rep. called the borrower to collect January payment. The borrower stated will internet pay in the amount of $XXn 1/XX/17. Rep. advised if make a payment over the phone there is no concierge fee. Borrower declined. The borrower stated would like to pay more to get everything caught up, but bare minimum $XXAttempted Feb. payment. Borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208671170	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Last contact with borrower was 07/XX/2018. The borrower was able to set up a repayment plan with the agent. The borrower stated had been trying to get caught up since a year ago. Went ahead and set up payments with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671172	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  An authorized third party (borrower's bankruptcy attorney) called on 08/XX/2016 inquiring about the payment status of the property insurance as well as the returned payments. The servicer advised the insurance premium was paid on 07/XX/2016, and the returned payments were due to they were sent to the old address. The servicer provided the new address to submit the borrower's payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2018.  Active Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208676149	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower stated will make payment 11/XX/2017 and another payment by 11/XX/2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting, stating account was not included in bankruptcy. Servicer updated loan status per bankruptcy guidelines. Issue appears to be resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208673489	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673475	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 03/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower completed pay by phone and was advised the payment could not be made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673477	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 06/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 03/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in and made a payment to cover the NSF payment.  Borrower advised they called their bank and not sure why the payment did not go through.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208673479	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 03/XX/2016 [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower calling to make a payment for $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Damage to roof noted on 10/XX/2017. Borrower was advised to file claim, at which point the borrower states the insurance company had been contacted. Unable to determine if repairs have been made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed payment history gaps. Property damage is noted 10/XX/2017, unable to determine if repairs have been made - exception for property damage has been added. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WINDSTORM DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX ALT PHONE #1: 786.612.7150 CLAIM NUMBER: 120100020774 QBEF XX 10/XX/2017 8:47:43 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WINDSTORM DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX ALT PHONE #1: XX CLAIM NUMBER: XX QBEF XX10/XX/2017 8:47:43 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	9/XX/2018	0
208671479	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208667864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The borrower and client discussed making a payment over the phone but were abruptly disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671481	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  Inbound request for payoff amount
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673454	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower inquired on if the payment date can be moved out a couple of days. Borrower stated that they are waiting on funds to come in. Borrower was advised that the payment can be moved to 06/XX/2018 but payments could not longer be changed after this call.  Servicer advised that the account is delinquent.  Borrower could not bring it current at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208676139	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrowers are XXand work is slow in the winter. It appears that the borrowers are routinely late in the winter and catch up in the warmer months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208676097	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 05/XX/2018 the borrower called advising they provided copies of the missing payment to the servicer for research. The borrower called on 06/XX/2018 to discuss the status of the dispute and setup the loan on a repayment plan. The borrower last called on 08/XX/2018 to make their final payment on the repayment plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing a payment not applied in 9/XX/14 when the loan was being serviced by a prior servicer.  Borrower provided proof of payment and current servicer is reviewing. A response was issue to the borrower on 06/XX/2018 advising the check in question was inadvertently applied to their other loan, and to contact XX to have the funds transferred. There was no further mention of a dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673203	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised of total amount due and that calls would continue until the loan is brought current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208673165	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower advised they are calling because nobody has filed bankruptcy. The servicer advised they show a discharge date of 09/XX/2015. The borrower advised they filed bankruptcy and they are the only person on the deed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the open charges and about letters and bills and over all account dissatisfaction.  The borrower stated was done with the servicer and would be making payments as could to bring the loan current.  No further dispute activity was noted.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673131	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower stated recent payment made will be returned from bank due to banking error and borrower wants to replace payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673130	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called and was advised that $XXs owed on the loan. The borrower agreed to make a payment in the amount of $XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The dispute was mentioned in commentary dated 03/XX/2018. Subsequent commentary dated 03/XX/2018 indicates the servicer gave the borrower the address to send in written disputes again. The servicer stated on 03/XX/2018 that the loan is being reported delinquent as a result of the repayment plan as full payments are not being made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed no damage, gaps in material cleared and exceptions removed.	8/XX/2018	9/XX/2018	0
208676091	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to inquire about how to pay the corporate fees. The authorized third party inquired about the modification status and was informed it was completed effective for 01/2017.   The agent advised that the legal fees effective for 01/2017 and 02/2017 were not included in the modification and pay on them slowly.  The disaster forbearance plan was completed and the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported roof damage from a tree that fell on the house during XX.  The borrower did not file a claim stating the repairs would cost between $XX $XXhere is no confirmation the repairs were completed.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 10/XX/2017.	8/XX/2018	7/XX/2018	0
208668708	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  01/XX/2018 Commentary states advise borrower of payment due,  1 borrower lost job. Payment plan was set up for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no new updates	8/XX/2018	6/XX/2018	0
208675184	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Representative called and spoke to borrowers .  Borrower stated that he would be able to make Feb and March payment of 4/10
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208667609	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called regarding escrow payment and higher monthly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. No damage was reported. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 12/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM NUMBER: XX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF XX 11/XX/2016 3:01:40 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 12/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM NUMBER: XX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF8 XX 11/XX/2016 3:01:40 PM Partially AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	8/XX/2018	0
208667611	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Called the co-borrower and advised of the total amount due of $XX.  The co-borrower stated that they primary borrower takes care of the finances and they believe that the primary borrower will be paying full amount soon.  The co-borrower stated they fell behind due to the loss of a renter but could not provide more information and that the servicer needs to call the primary borrower to discus further.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673055	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower declined to set up payment; usually pays thru bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670989	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Contacted customer to bring account current.  Borrower able to pay for May on the 10th.  Excessive obligations.  Speedpay $XX on 06/XX/2018.  Will call back to make arrangements for other amounts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675169	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated had some medical issues and wanted to go over account status.  Borrower was advised the account is due for July.  Borrower asked if property inspections will continue when the loan becomes current.  Servicer advised no.  Servicer advised the payments are applied first oldest installment, next to open fees and then to principal balance.  Servicer reviewed escrow analysis with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208673040	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  3rd party called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673231	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower contacted the servicer on 12/XX/2017 to authorize 2 payments in the amounts of $XXach, to be drafted on 01/XX/2018 and 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673238	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last contact was made on 8/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673205	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668508	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower advised borrower of the total amount due of $XX The borrower stated the RFD is due to a payment dispute; the borrower states they had insurance lender placed on the account and have provided proof of insurance although the payment has not yet been adjusted. The servicer advised the payment changed on 01/XX/2018. The borrower connected their insurance agent on the call to review policy.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing the current monthly payment amount due to lender placed insurance on account. Borrower has provided proof of insurance policy and the escrow account payment has not yet been decreased. As of 05/XX/2018 the borrower is still disputing the charges on account.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: Dispute responses have been provided to the borrower on mulitple occassions. Responses are available in SCI images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	8/XX/2018	8/XX/2018	30
208668507	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in and requested that the payment scheduled for 08/XX/2018 be moved to 08/XX/2018. At the time of this review there is no evidence that the payment was posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669351	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The commentary provided did not list a reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  A motion for relief was filed 12/XX/2012.  The case number and dates of the bankruptcy were not listed in the commentary provided.  The comments only reflect the borrower filed a bankruptcy and that was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669352	2	[2] Currently Delinquent Mortgage [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called regarding statement saying they were delinquent. Borrower was advised that the statement does not reflect the correct information and that the loan is not behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Notes reflected water damage that has not been fully repaired.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: HURRICANE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF XX 11/XX/2016 11:11:51 AM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: HURRICANE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF XX 11/XX/2016 11:11:51 AM Yes AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	6/XX/2018	30
208670929	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and stated has been paying $XXand is asking what the current payment amount is. The agent advised $XXand the date payment changed was 02/XX/2017 due to escrow. The borrower stated received a notice of default and has already mailed $XXand will mail the difference to satisfy the notice of intent. The borrower stated never received the payment change notice due to escrow.  The borrower called 8/XX/2018 to inquiry about the payments and late fees on the account.  Servicer advised the loan has been one month past due since the loan was acquired 8//12013 and since the loan was modified 11/XX/2014; in addition, no payment  was received in 11/2014.  Servicer advised the borrower to make the payment or a payment history could be sent to dispute; and if  the borrower decided to dispute to send a written request.  On the same day, an attorney's office called with further questions regarding the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670931	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Talked to Borrower, verified occupancy vacant. Borrower stated unable to rent property and want to set up payment. Advised total amount due of $XXand notice of incomplete expires on 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208667987	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in with a question regarding the escrow. The borrower was educated about the refund check and escrow process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208668564	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is abandonment of property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208668565	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Outbound call to collect past due payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208668566	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make payment arrangements, reason for delinquency due to excessive obligations. Borrower Payment Plan Approved/Amended based on pay days. Self Service option provided to borrower at XX website for payments once payments are current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: no update	8/XX/2018	4/XX/2018	30
208675709	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Per commentary the reason for default is listed as curtailment of income.  The servicer discussed loss mitigation options with borrower; however, no further commentary on discussion by borrower was provided in notes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671467	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in wanting to know where the $XXturned check fee came from and also why the payment went down by $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669207	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower is delinquent due to being unemployed. Setting up payment arrangements.   Borrower has not been answering collection calls. Borrower is doing a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	60
208675635	3	[3] MI Not Being Paid As Required [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Attorney mentioned borrower is pursuing bankruptcy, servicer stated they need documentation when in contact on 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208673627	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Commentary states borrower called in regarding the escrow account and in breakdown amounts.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is disputing a returned payment. Borrower was advised to resent dispute information, including bank statements.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208673630	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208675639	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower is willing to repay but not responsive. Skip traces have been completed multiple times.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208675299	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The Borrower call to inquire about making payments on-line and about the about not receiving the correct payment due date.  Servicer informed Borrower that they would need to contact their Bankruptcy Attorney.  Servicer verified that the property was owner occupied and that the Borrower was living in the property part-time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	Bankruptcy
208667532	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to ask if assistance had been granted, and agent advised that yes, the borrower's payment is $XX the next six months.

Borrower returned a call 7/XX/2018 to discuss making payments.  Borrower said he was impacted by a natural disaster and agreed to a 5-month repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Loan is due for 8/XX/2018 and is currently 30 days past due. Last comment was 9/XX/2018 regarding hazard insurance premium payment.	8/XX/2018	6/XX/2018	30
208668605	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  Per commentary dated for 07/XX/2015, Unauthorized 3rd party,  complete details of the conversation wasn't  discloses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208667678	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called and stated she has not received billing statements. Servicer advised bankruptcy accounts do not generate statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 11/XX/2015.  Relief granted upon confirmation of plan on 02/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667896	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The authorized 3rd party called to change the amount of a payment already scheduled.  The caller stated they will call back at the end of the month to bring the loan current on 5/31. (The authorized 3rd party is the borrower's son and pays 1/2 of the payment and makes the payments each month)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by a XX. No damage was reported. A family member lives in the property per notes dated 09/XX/2017; and the borrower is always out of the country per notes dated 05/XX/2018.	8/XX/2018	9/XX/2018	30
208667900	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called about the 1098 form rep advised to follow up tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208668206	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower is having tenant issues and set up payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208668198	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208671097	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The servicer informed the borrower on 01/XX/2018 that the suspense account has a credit balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668106	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to request payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668104	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer called in to confirm payment had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	5/XX/2018	30
208671099	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower advised that the home was impacted by the disaster but disaster assistance was not needed.  Servicer advised that borrowers are delinquent but borrower could not update financials at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	90
208671076	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower advised reason for default was due to flood damage to home and had unexpected repairs and was unemployed for 5 weeks. Authorized third party agreed to a repayment plan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669266	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was advised of the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669267	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669242	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Servicer spoke to borrower concerning past due account, advised could offer an extension for the forbearance payment, borrower did not seem to understand and said they would call back later
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208669239	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 1/XX/2018 the borrower's authorized third party called to change the payment amount and verify the banking info change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670735	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  appears to be getting Bankruptcy Periodics currently but no new case mentioned in commentary
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673661	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675640	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment on account and stated intends to make payments for April and May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is evidence of reaffirmation.  Per comment 05/XX/2014, no reaffirmation
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673670	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671545	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/2017; no evidence of current property damage.	8/XX/2018	9/XX/2018	60
208673589	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in stating did not get billing statement and was not aware past due. The agent advised borrower total amount due is $XX The borrower stated wants to bring loan current and authorized agent to process payment in amount of $XXand was provided with the payment confirmation number, The borrower requested to have attorney removed from file as no longer represented.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Debt dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The attorney representing borrower sent in a written debt dispute. The servicer reviewed the account and on 06/XX/2017 sent written response to attorney and provided validity of debt documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208673590	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Per the commentary provided the reason for default is listed as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no new update	8/XX/2018	6/XX/2018	30
208667746	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673587	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to schedule payment for 05/XX/2018.  The borrower was pending funds to post in personal account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667600	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in because we called their spouse and they thought they were on a repayment plan.  Advised that they are but we only set up 3 payments at a time and we needed to speak with someone to set up the rest of the payments for the 7 month plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667772	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208667774	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to make a payment with her debit card and was advised that the servicer no longer accepts card.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668788	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Discharged chapter 7 bankruptcy 7/XX/2014	8/XX/2018	8/XX/2018	0
208675321	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Confirmation of payment due date, grace period and financials.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 6/XX/2016 comments reference a step rate modification approved by the prior servicer; however, there are no additional details provided regarding the terms of the modification.	8/XX/2018	3/XX/2018	0
208667656	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208675325	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last contact with the borrower was on 08/XX/2018. The borrower stated that there had been monies in suspense that thought could be put towards outstanding payment, however it ended up being applied to outstanding late fees. The borrower inquired about a modification. The agent advised borrower that it wasn't possible due to having prior modifications. The borrower stated would make double payments each month until caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The lender has force placed insurance on the property. There is a long history of borrower illness that has been affecting the ability to repay the loan. The borrower's only income source is disability income.	8/XX/2018	8/XX/2018	60
208668791	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact with the borrower was on 07/XX/2018. The borrower was inquiring as to why the principal balance was higher than shown. The agent advised the borrower it was due to the loan modification in 2013. Borrower was also advised that if the payments were paid prior to the 15th of the month, there wouldn't be late fees assessed to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: May 2018 payment was made 6/XX/18	8/XX/2018	9/XX/2018	30
208670971	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667664	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2015.  A motion for relief was filed 07/XX/2018.  No other information provided in notes.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208668239	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact was made on 7/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208667625	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Comments show borrower called to go over delinquency and payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no new updates	8/XX/2018	6/XX/2018	30
208668249	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  non authorized third party called from XX to confirm the borrower recently switched insurance to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Latest notes in system are dates letters were sent out to borrower with the latest one a Bankruptcy Periodic dated 08/XX/2018. There is no indication the borrower has filed for bankruptcy.	8/XX/2018	6/XX/2018	30
208671133	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to confirm the payment scheduled for 05/XX/2018 was applied. The servicer confirmed the May payment processed and the June payment is scheduled for 06/XX/2018. The borrower advised they would put the property up for sale in June.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called and advised the reason for default was a payment dispute. The borrower did not know why the payment amount increased for the October payment. The servicer advised the borrower of the escrow analysis and the borrower agreed. The dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	0
208668099	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and made a payment over the phone for April per confirmation# XX The representative advised them of their payments options and went over some financial information with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208668657	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  11/XX/17:The borrower called to know why they received a check from escrow.  The agent explained that it was an escrow refund and that whenever there is more than $XXus in the account the servicer has to send it back to the borrower.  The borrower asked for the amount to bring the account current and the agent provided the figure.

08/XX/18: borrower  called for payment inquiry
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed delinquencies reported on the account through the credit bureaus and the servicer corrected payment history from 6/2012 through 1/2018 due to bankruptcy discharge.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.  Bankruptcy occurred outside of review period but commentary dated 12/XX/15 and 22/XX/18 shows it was part of dispute information captured so captured BK information also.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208670998	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made 2 payments by phone. $XX08/09, and $XX08/13.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669320	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called on 05/XX/2018 in regards to a letter they received showing the account was in default. The servicer informed the borrower they completed their repayment plan in April bringing the loan current, and to disregard the letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670972	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The customer was contacted and stated that the has been dealing with some medical illness for the last 15 years  that causes him to miss work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 3.0 PLEASE CONFIRM WHY RFD AMC's Response: Exception for RFD removed due to performing status.	8/XX/2018	9/XX/2018	30
208670766	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673783	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in and stated mailed a check to Servicer on 2/XX/2018 and wanted to know the status of the check. Agent advised did not receive the check. Borrower scheduled a payment for $XX effective 3/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670769	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contact in regards to promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673113	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower has made little effort to maintain communication with Servicer. Most conversation end with the borrower hanging up abruptly. There were no Loss Mitigation activities completed.	8/XX/2018	9/XX/2018	30
208673736	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower was reached however it wasn't a good time to talk.  The borrower was given the SPOC call back information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208671541	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called in response to demand letter, and agent explained loan is over 30 days delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan was modified in 2010.	8/XX/2018	8/XX/2018	30
208673683	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  *** STATED CALLING TO MAKE ONE PAYMENT *** ... STATED HAD SOME PROPERTY PROBLEMS IAO 7000.00 STATED IS PAID IN FULL  BUT HAS USE SOME OF THE MORTGAGE PAYMENT  TO REPAIR .....
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: payment scheduled for 8/XX/2018 for 2150.00. tried to discuss options to cure loan but conversation ended.	8/XX/2018	5/XX/2018	30
208673685	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called ask about the modification package received and was advised it was sent due to the partial payments that were being made, was then advised that payments would be made one all funds are in hand.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673641	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016 [2] Payoff has been requested within the last 60 days [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower verified their information and discussed their deferred balance from their previous modification.  They also requested the payoff amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute with escrow
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673607	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Customer stated Reason For Default was due to illness of child and medical bills. Hardship ongoing, Customer advised waiting on income tax refund and intend to bring loan up to date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208673609	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Commentary states that borrower had a surplus that would could be applied toward a repayment plan to bring the account current.  Borrower refused the repayment plan offered. Account was 90 days delinquent in the past 12 months.  RFD is excessive obligations.  XXborrower whose business failed per commentary on 4/XX/16.  Due to lack of contact with borrower, unable to determine potential REO and default duration.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208668277	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower is late on payments due to medical bills and. Does not want to do a modification. Loan is not in foreclosure, no bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Bankruptcy periodic statements being sent to Borrower, with the most recent being 07/XX/2018. No other evidence of prior bankruptcy noted.	8/XX/2018	7/XX/2018	30
208673263	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called in and requested for password reset and the agent sent reset password. The borrower verified that the property is tenant occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208675247	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  advised that payment is increasing due to interest rate going up to 4.375%. Agent advised borrower that his interest rate would no longer increase and that escrow analysis should be completed around 12/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: no update	8/XX/2018	5/XX/2018	30
208673688	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower contact in regards to pass due balance and make promise to pay arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673648	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 06/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  08/XX/2018 A Late Payment notice was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673689	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Authorized third party called to see how Escrow would be incorporated with modification trial payment. Representative advised that after trial, an analysis would be run for permanent modification documents and any shortage would be spread out over the first 5 years of the new modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673649	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in to schedule payments on the account. Borrower was also advised of next payment due for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675202	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower was advised total amount due and expiration date of NOI notice. Borrower stated reason for default as illness of family member.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670910	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to check to see why servicer shows a missing payment and said that payments should be ahead.  The borrower stated payment just made should be for February 2018 and agent advised that it was applied to January 2018.  The agent put in a request for a payment history to be sent to the borrower and advised the borrower to send in any proof of missing payment.  No further communications or details provided so assumed issue was resolved.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called to check to see why servicer shows a missing payment and said that payments should be ahead.  The borrower stated payment just made should be for February 2018 and agent advised that it was applied to January 2018.  The agent put in a request for a payment history to be sent to the borrower and advised the borrower to send in any proof of missing payment.  No further communications or details provided so assumed issue was resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670915	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower did not state the reason for default only that the hardship was long term.  The borrower stated a payment was already scheduled to come out 06/XX/2018 for $XX; however, the servicer advised the borrower that the NOI expires 07/XX/2018 and the total amount due is $XX.  The servicer attempted to update financials to determine options for the borrower; however, the borrower had to end the call and promised to call back to review options - no further contact evident.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208670886	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Per the comments on 4/XX/18, the borrower called in to arrange for a payment in the amount of $XXto be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.  The filing date was not provided in the comments. Evidence of reaffirmation was not evident in the comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The borrower has been calling in to arrange for the payments to be made with speedpay for the 3 year review period. Comments indicate the property was affected by XX in 2013. It appears there was a modification done in January 2013 after the bankruptcy was discharged.	8/XX/2018	7/XX/2018	30
208670899	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and asked to take advantage of the letter sent out in May to discount the fees on the account. Advised the borrower that the letter was for a limited time and had expired on June 8th.  The agent offered to waive 3 of the fees and the borrower would need to pay $XXo clear the late fees.  The borrower stated should send in the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208675675	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670916	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower wants to bring account current rather than continue on repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208668341	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208676157	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower was uncooperative and stated they had to go due to medical reasons.

Last contact with telephone number on 07/XX/2018, a non affiliate answered who stated borrowers did not want to discuss business and disconnected call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673600	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Last contact borrower made a payment and payment setup for 9/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	30
208669141	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Advised borrower reserve the right not to accept a payment for less than what due as well as complaint for service link. Advise borrower fell behind on payment due to the  missing payment on 04/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673565	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called to discuss total charges on recent billing statement.  The agent advised that the charges are recoverable corporate advances and provided fax number to send a request for breakdown of charges.  The agent inquired regarding hardship and the borrower stated no hardship.  The borrower stated would handle the account later but wanted to look into other charges first.  The call was unexpectedly disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is indifference/disregard for obligation.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208673564	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no updatte	8/XX/2018	6/XX/2018	30
208673545	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673550	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The authorized third party (spouse of borrower ) made their RPP payment over the phone.  Borrower had previously advised that business had slowed down, but picked up again, and they agreed to a 6 month repayment plan beginning 1/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208673515	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower discussed the repayment plan and made additional arrangements.  No damage was noted as a result of the natural disaster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed no damage, gaps in material cleared and exceptions removed.	8/XX/2018	7/XX/2018	30
208676147	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Borrower called in to say he was not aware his loan had been transferred and that loan is in Active Bankruptcy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Limited Bankruptcy information in comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208673518	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671132	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671227	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called about late fees and payment change
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671239	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised not able to talk, but inquired what balance was and let servicer know payment was mailed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671230	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  per the comments on 10/XX/17, the borrower was contacted for the October payment. The borrower indicated that there was a checking account dedicated to the mortgage payment, and that the borrower thought the payment had been set up to be paid. The borrower set up the next 3 payments to be made: $XXon 10/XX/17, 11/XX/17, and 12/XX/17. The borrower was informed to call back after December if an ACH for the payments wasn't set up. The comments indicate the borrower understood that.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671244	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower inquired about splitting payment from 2 separate accounts, was advised that it is not recommended for it may apply incorrectly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208676118	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669716	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  At last contact, the borrower called in to change a scheduled payment to a later date.  The borrower stated they are XXand income is irregular.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669718	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  borrower made payment to bring loan current . borrower also gave rfd is business failure
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208669713	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower stated the account was current and that the January payment was mailed. The representative advised the check had not been received. The call dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669610	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact  Authorized Third Party will contact Attorney to have mail stop removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrowers have a prior Bankruptcy which discharged 01/2018.Borrowers are showing delinquent status up to end date of review. Based on conversation with Servicer, borrower claims thought the loan was current. Servicer instructed Borrower to contact Attorney to remove mail stop. Borrower states there is no hardship.	8/XX/2018	6/XX/2018	60
208672081	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  There is no rfd information; no contact
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669568	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower changed payment of speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669989	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Recent customer contact consists of making payment arrangements. Borrower recently modified the loan in Nov 2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208669512	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Disaster forbearance plan extension and speed pay received of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672164	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  TT: AUTH NO3:  RELATIONSHIP:  COMPANY:  PHONE#:  FAX:  OB MM GIVEN  RFC:                   COLLECTION CALL RFD: PROPERTY PROBLEM  ADV          TAD OF $XXDV NEXT PMT DUE $XXX/2018 ADV GRACE PERIOD 15ADVISED GRACE          PERIOD, DUE DATE, CONSEQUENCES,                     EXPECTATIONS AND NEXT STEPS. NO FURTHER  QUESTIONS, ADDRESSED CONCERNS, RECAPPED            CALL. SPOKE TO AUTH NO 3, SPOUSE,  XX  868.73  NET (1)  17.90 , RECO  97.83,  MODIFIED 3 TIMES , LAST MOD                06/XX/2017**RUNNING BEHIND A MONTH , LAST            PAYMENT ONLINE XX 05/XX/2018 FOR  APRIL  2018**GRACEFUL EXIT OPTIONS                 AVAILABLE //RFD  PROPERTY PROBLEM                   BEGINNING JAN  2018.   SHE STATED SPOUSE  GETS PAID YEAR ROUND.   ROOF REPAIR                500.00 ,  PLUMBING  1KOUT OF POCKET.  HOME          REPAIRS COMPLETE.   **UPDATED FINANCIALS,  SHE WAS  NOT ABLE TO COMPLETE**SHE AGREED          TO CALL BACK  SAT  05/XX/2018 BETWEEN               8:00 AM AND NOON.  SHE IS AT FAMILY EVENT  DIALED: XX - USER: XX              05/XX/2018 3:32PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208669513	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was called for payment and set up of auto payment, went over options to bring account current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called to see if the August payment was made. The representative advise the bank returned the payment. The borrower authorized a payment of $XXto be drafted on 8/XX/2016.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208675527	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower made payment inquiry received late letter and stated they always paid on time. Borrower was advised that payment amount had changed and borrower had not been making a full payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2009 and there is no evidence of reaffirmation.  Borrower called in 08/XX/2015 to provide attorney's contact information.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	30
208672131	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Most recent contact with borrower was to go over payments to get loan caught up Loan appears current at this time.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing late fees verbally.  Borrower was directed to send a written request.  No other information found in collection comments.  This appears to be resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208669519	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make a payment and ask if late fee would be waived
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208671903	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower will send payment.  No date given.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671861	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact Servicer advised Borrower of amounts due to bring  loan current. Borrower promised to pay partial amount and stated working on bringing loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672817	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  no discharge date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Bankruptcy comments provided.	8/XX/2018	4/XX/2018	Bankruptcy
208672818	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower wanted to know what options are available 5/XX/15
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208676218	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  REDUCTION OF INCOME AND HARDSHIP IS OVER. CUST STATED THAT SHE HAD BEEN GETTING LETTERS IN THE MAIL AND SHE THOUGHT SHE HAD PAYMT SETUP.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208676210	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower wanted to pay what was left on account to bring loan current.  Borrower stated bad check fees were supposed to be waived due to two debits coming out in April. but doesn't have time to address that now. Borrower made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672821	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY: 30  DAY RULE OCCUPANCY: 30 DAY RULE RFC:               SPEEDPAY REQUEST *READ BC SCRIPTING* BORR           TAD: 603.97 BORR IS CALLING TO MAKE A  PAYMENT. BORR GIVES PERMISSION TO USE              HISTORICAL BANKING INFO TO PROCESS A                PAYMENT FOR 02/XX/2018 603.97. RECAPPED  CALL. *PROCESSED SPAY1: $XX/XX/2018           CONF#:XX FEE: $XXE STATE * -
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675149	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Called borrower for payment was able to make payment and set up future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675155	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Co-borrower called to request copies of statements and advised that she had just paid online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208676276	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer called in and advised why loan was past due because of car repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674482	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The servicer informed the borrower on 07/XX/2017 that the total amount due is $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208674425	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called regarding 1098 tax information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208669983	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to discuss possible loss mit options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669987	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Last comment indicates borrower made payment of $XXon 6/XX/2018 for 5/1 payments. Servicer attempts for June's payment, however, borrower only 10 days delinquent as of last comment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669996	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675508	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 08/XX/2018 A Late Payment notice was mailed to the Borrower on 08/XX/2018.	8/XX/2018	8/XX/2018	0
208669650	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contact in regards to past due amount and the borrower made a payment in amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669870	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower was contacted by agent and confirmed owner occupancy and hardship.  Co-borrower has seasonal work as a XX, and has insufficient hours at part-time job, so paying within the grace period each month is a struggle at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called in a new claim on 05/XX/2018 for wind damage that occurred on 05/XX/2018 estimated at $XXhe details of the damage were not provided and funds have not been received.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: 09/XX/2018 XX Response:  HAZARD CLAIM - CLAIM INITIATED                    ***PROPERTY LOSS NOTES***                         LOSS DATE: 05/XX/2018 LOSS TYPE: WIND             DISASTER: NOT DISASTER RELATED                    CLAIM FILED BY: BORROWER                          PMT DUE DATE: 5/XX/2018 12:00:00 AM                APPROXIMATE CLAIM AMOUNT: $XX               CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT  QBEF XX 5/XX/2018 12:40:59 PM                                                                AMC Response:  Servicer comment added to review, no change in exceptions.  10/XX/18 Servicer's Response:  HAZARD CLAIM - CLAIM INITIATED                    ***PROPERTY LOSS NOTES***                         LOSS DATE: 05/XX/2018 LOSS TYPE: WIND             DISASTER: NOT DISASTER RELATED                    CLAIM FILED BY: BORROWER                          PMT DUE DATE: 5/XX/2018 12:00:00 AM                APPROXIMATE CLAIM AMOUNT: $XX               CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT  QBEF XX 5/XX/2018 12:40:59 PM
							** NO CLAIM DOCUMENTS RECEIVED Pending adjuster's report to confirm if under $XX's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	7/XX/2018	0
208669765	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contact in regards to pass due balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670232	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208672175	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672150	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  TT: CUST1 OB MM GIVEN: ENG RFC: COLLECTION  CALL RFD: NOT APPLICABLE TT CUST1 ADV              PAYMENT REMINDER ADV LAST PAYMENT RECEIVED          LAST TIME SPOKE TO HER ON THE ACCOUNT ADV  TAD CUST1 AUTH ME TO DEBIT HER ACCOUNT IN          THE AMOUNT OF $XXADV XX ISNOT            RESPONSIBLE FOR ANY FEES SHOULD THE BANK  RETURN THE PAYMENT OFFERED TO SET UP               FEBRUARY AND MARCH PAYMENT CUST1 STATED             THAT SHE WOULD CALL BACK TO MAKE THE  PAYMENT PROVIDED CONFIMATION NUMBER ADV            CONFIRMATION LETTER WOULD BE MAILED OUT TO          HER **PROCESSED SPAY1: $XXDATE:  1/XX/2017 CONF#: XX FEE: $XX           STATE
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672146	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Recent contact, borrower made payment arrangements. Prior contact, the borrower called in to dispute payment back to 10/2016, agent advised that she would need to mail or fax a dispute form and that a dispute could not be completed over the phone. Borrower then requested to speak with supervisor and he advised borrower of current amount due and that the loan has been 2 months past due since 2016. Borrower asked for amount past due and he provided as asked.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Per comments, borrower is currently in bankrtupcy but there are not any proof of chapter, case number, filing date or attorney information.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208669544	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower was advised the account was due for the February and March payments. The call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671749	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The servicer called and spoke with the borrower and advised of the total amount due and the all was unexpectedly dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: May 2018 payment was made 6/XX/18. Loan has had rolling 30 day lates for the last 12 months.	8/XX/2018	8/XX/2018	30
208669478	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to check account status and needs letter showing account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671791	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  payment inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670395	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Customer called in regarding RPP payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671796	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower expressed interest in a repayment plan on 6/XX/18 but hung up on servicer during the call.  On 7/XX/18, borrower stated that there is no interest in a workout and will catch up without assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	90
208670130	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrowers last contact with servicer was on 04/XX/2017 and that was an inquiry as to how much interest was paid in 2014. Agent answered the borrowers question and the call was ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The collection notes dated 07/XX/2018 end on 04/XX/2018 and there is a comment each month that loan is reported to the MI company; therefore we are missing 04/XX/2018-07/XX/2018; also, the only documentation received for the 08/XX/2018 review was the online writer comments, the file is missing the collection notes for this review as well (07/XX/2018-08/XX/2018).	8/XX/2018	4/XX/2018	30
208669604	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 09/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: April 2018 payment made 6/XX/18	8/XX/2018	5/XX/2018	Bankruptcy
208671928	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower contacted on 01222016 to make payment arrangements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208670167	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  loss mitigation solicitation 07/XX/18. note stating "Bankruptcy periodic 07/XX/18", however, there is no further information provided nor clear indication that loan is in BK status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208670165	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was contacted regarding payment and stated will make the payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written dispute was received regarding late fees.  A response was sent on 04/XX/2018 noting the fees were waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to California Wildfires and mudslides noted on 03/XX/2018. No damage was reported.	8/XX/2018	6/XX/2018	0
208670043	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to discuss modification process, signing of documents. Spouse wanted to know why he has to sign. Discussed with borrower that her husband has to sign due to his interest in the property
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670171	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Discussed loan and prior modification from 02/2011
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669925	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to find out how to reaffirm debt.  Advised to speak with bankruptcy attorney.  Asked about credit reporting, explained not allowed to report, but can send payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments through 07/XX/2018. Review time 06/XX/2018-08/XX/2018.	8/XX/2018	7/XX/2018	0
208670057	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called to get access online re-set. Discussed why loan behind, borrower states there is a payment dispute and records are not valid
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower states issue with payment made in July.  Advised it was an issue when loan was modified, able to reverse some funds but not all. Could not reverse $XX Attempted to set up payment, but asked for supervisor.  Again advised that amount needed to close out July.  Supervisor agreed to waive late fee.  Attempted to set up payment, borrower declined stating would pay on line.  Was advised could then not waive the late fee.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675506	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in to discuss balance, mortgage payment, and escrow change due to NOI received. Also wanted payment history mailed and if NOI can be extended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: May 2018 payment made 6/XX/18. No reason for default listed in comments.	8/XX/2018	8/XX/2018	30
208669810	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments on 3/XX/2017 the loan was in Bankruptcy; however, there are no additional comments indicating when or what chapter was filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669863	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669754	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Last comments on 07/XX/2017 indicates borrower was informed that their next payment is due on 7/XX/2017 for $XX borrower said they would make a web payment on 7/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672203	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  There was an outbound collection call made to the borrower; he indicated he made a payment online but could not discuss further because he was at work up in the air on a pole.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669575	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2015.  No current correspondence with borrower, but seems borrower still making payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669529	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 6/XX/2015, occupancy verified – owner occupied; reason for default – excessive obligation- resolved; customer called  to set up payments to bring the loan current; customer provided account information; processed Speed Pay for $XXdate 6/XX/2015 and $XXate 6/XX/2015.

On 8/XX/2015; reason for default – curtailment of income; customer is a XX and did not have work over the summer; hardship resolved. customer stated will call back to make a payment on 8/XX for the August payment; XX taken for the July payment $XXate 8/XX/2015.

On 7/XX/2016; reason for default – unemployment; customer called to make a Trail payment; customer was advised because the Trail payment started 6/XX/2016; would not able to accept a payment and would need to apply for a Modification; customer was advised to upload proof of income documents to website; customer stated is a substitute XX and is not currently working as a fulltime XX, but is working on opening up a company; customer was advised to submit and upload a P&L statement and 2 months bank statements to the website and to follow up every 2 weeks; customer was advised the current status of the loan is in foreclosure with no sale date.

On 7/XX/2016; customer called back to discuss options and gave permission to discuss the loan with father; third party gave permission to set up Trail payments using 3rd party banking information; task submitted to mailout Trail Modification documents; processed Speed pay for $XXates 7/XX/2016, 7/XX/2016 and 8/XX/2016.

ON 7/XX/2016; customer called to check receipt of payments; payments confirmed for $XXs of 7/XX/2016, 7/XX/2016 and 7/XX/2016.

On 8/XX/2016; reason for default – Illness of principal customer; customer mailed 4506-T last week of July; confirmed not received; customer stated will resend via registered mail 8/XX/2016.

On 8/XX/2016, customer back at work now; customer was confirmed Trail Modification approved amount $XXprocessed Speed Pay for $XXates 9/XX/2016, 10/XX/2016 and 11/XX/2016.

On 8/XX/2016; customer was advised final documents received and waiting for Modification to be executed; customer was advised to continue to make Trail Modification until executed; customer intend to keep the property.

On 10/XX/2016; customer called regarding the payment arrangement as the October payment was returned due to insufficient funds; customer stated funds were from a business account; customer gave new account information and wanted bank information in system changed to the new account to process the payment that is already set up in the system to pay on 11/XX/2016; Speed Pay taken for $XXate 10/XX/2016; customer was advised to call back to set up payment for December.

On 11/XX/2016; customer called, and stated funds will not be available for payment that was set up for 11/XX/2016 until 11/XX/2016 as customer started a new job and the last payment was returned;; customer stated cashed out some funds from retirement from old teaching job that should come in by the end of the month; processed payment change and Speed Pay taken for $XXate 11/XX/2016.

On 2/XX/2017; customer stated at work and did not have much time and will call back to schedule on 2/11 to schedule another payment for 3/XX/2017; scheduled payments for December, January and February for $XXates 2/XX/2017, 2/XX/2017 and 3/XX/2017.

On 4/XX/2017; customer called to schedule the payments for 2 months April and May; customer was informed that the payments could not be made via phone due to returned checks – last check returned 2/24, and now would have to send payment via certified funds via mail or XX until 2/XX/2018, a demand letter was mailed to customer 4/XX/2017 to start foreclosure proceedings, but the loan is not currently in an active foreclosure status; reason for default – customer stated was sick in the hospital 2/15 and 2/16 and back to work on 3/10, hardship still on going, able to make a payment on Friday for $XXtomer was advised had 2 Modifications already, but could try to have the loan modified again – could try for a 3rd Modification – processing time about 30-45 days to complete.

On 5/XX/2017; customer called and stated would like to bring the loan current this month; customer stated reason for default was due to illness and was in care for weeks but released and back to work; customer stated received $XXs tax refund and borrowed funds from family to bring the loan current, but was not able to make the payment yesterday; customer was advised of loan would need to be reinstated and of the possible foreclosure fees accessed to the loan; customer was advised a new request for reinstatement will be submitted today and to call back to follow up.

On 5/XX/2017; customer was advised new reinstatement is not showing at this time; customer was advised $XXexpires on 6/XX/2017; customer stated will borrower the funds from family.

On 5/XX/2017; customer called in regards to the reinstatement quote that was received effective for 6/14 and wanted to confirm if payment of $XXwould be the correct amount to bring the loan current as the end of May; customer was advised per the letter that would be correct; customer stated back to work and family is going to be helping to reinstate the loan.

On 6/XX/2017; customer called and was advised the loan is no longer in foreclosure; customer stated will mail check 6/16 for $XXcustomer stated name changed and no longer married; customer was advised to submit written request regarding name change along with legal document; mailing address for correspondence given to customer.

On 7/XX/2017; customer stated will make one payment today and pay the July and August payments on the 3rd with spouse's bonus check; call unexpectedly disconnected.

On 3/XX/2018; customer called and stated that payments were arranged to be withdrawn from the customer’s checking account and wanted to know why it has not happened yet; customer was advised payment was scheduled for 3/XX/2018 and check with the bank; customer was also advised payments already set up for 4/XX/2018 and 5/XX/2018 for $XX

On 5/XX/2018; customer called and scheduled Speed Pay payments $XXor dates 6/XX/2018, 7/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675547	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Last contact with borrower was on 12/XX/16 and the borrower stated they had gotten a new job and would be catching loan up on own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669962	2	[2] Currently Delinquent Mortgage [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to inquire about  letter received  about 90 days past due, advised loan is current at this time, letter was sent out to advise borrower about option to modify loan due to being impacted by disaster, borrower requested letter to confirm that loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to XX.  Damage was noted to the home, fence, gazebo, patio and trees.  Claim funds in the amount of $XXwere received on 05/XX/2018.  The claim is monitored.  The first draw was sent on 05/XX/2018 pending a 25% inspection.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/282017. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM NUMBER: 001-XX-174031 CHECK ISSUED BY: CITIZENS INS QBEF XX 5/XX/2018 3:31:18 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM NUMBER: 001-XX-174031 CHECK ISSUED BY: CITIZENS INS QBEF XX 5/XX/2018 3:31:18 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	8/XX/2018	30
208669915	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised that the forbearance plan ended on 05/XX/2018. A payment was scheduled for $XX for 05/XX/2018 to allow time for the real estate commission check to clear.  Owner occupancy was verified during the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by XX. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF XX 11/XX/2017 8:11:48 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF XX 11/XX/2017 8:11:48 PM Yes AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	6/XX/2018	0
208670339	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670502	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in to ask about billing statements and was advised due to their bankruptcy discharge a billing statement could not be sent out.  The borrower stated they are trying to apply for assistance and need to show proof that they are making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208670084	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  There was an outbound collection call for payment.  The borrower decided to make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208670183	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in stating received a letter and wanted to check on the status of the account. The agent advised that they still owe $XXnd the borrower stated thought account was current. The agent advised that it looks like account is in a step rate which took effect 01/2018. The agent advised borrower that he has been making partial payments in the past and its slowly catching up. The borrower stated plans to bill pay to get the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	2/XX/2018	30
208670187	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Discussed insurance coverage with borrower. Borrower stated paid for insurance for full year and insurance showing cancelled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675494	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower had surgery and missed work, set up a repayment plan to get caught up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan was modified 12/2016	8/XX/2018	6/XX/2018	30
208669752	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  BORR STATES PAYMENT MADE WITH AGENT                05/XX/18 BANK STATES WILL BE RETURNED,              REQUEST MAKE PAYMENT FOR APRIL AND MAY  WITH DIFFERENT CHECKING ACCOUNT, ASKING IF         WILL STILL BE IN JEOPARDY FOR POSSIBLE FC           PROCESS. CONFIRMED PAYMENT NOT YET  RETURNED, CONFIRMED WE ONLY TRY TO CASH            ONCE, CONFIRMED DEMAND LETTERS, ADV ONCE            APR/MAY CLOSED OUT NORMALLY FC PROCESS  DOES NOT START BUT ADV NO GUARANTEE DUE TO         EACH STATE PROTOCOL IS DIFFERENT, USUALLY           IF UNDER 30 DAYS DELINQUENT FC PROCESS  SHOULD NOT START,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669758	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower is at work and unable to discuss loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208672303	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Borrower stated will call back on Friday to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Notes dated 10/XX/2017 make referenced to a deceased borrower and possible abandonment of the property; no subsequent contact appears to have been made with heirs/executor. Payments continue to be made after this date. 09/XX/2018 XX Response: No evidence of deceased borrower AMC Response: Deceased borrower exception removed.	8/XX/2018	9/XX/2018	60
208672290	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Authorized user called in to arrange repayment  plan and advise of RFD.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672255	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 05/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  inbound call from borrower regarding not receiving a copy of CC on her repayment plan letter. Loan servicer requested repayment plan letter to be resent via borrower's email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672035	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Authorized 3rd party has been making payments certified 4640. Advised they had been ill and the funds of the 4640 would bring installments current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672037	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contacted about hazard insurance by XX and to whom hazard insurance was through, Servicer advised insurance has not changed and through XX and rates are the same. Borrower states a payment was not applied on the loan correctly and still missing two payments. Servicer advised that one of the trial payments was returned and skipped one month after trail. Servicer advised borrower about last two Mods and based on notes from Loss Mittigation they were unable to give another Mod. A denial letter will be sent out. Borrower states wants to keep home. Servicer  sending out payment history and states that the borrower will need to look at resources to bring loan current. Call then dropped.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Illness cited as RFD consistently throughout recent commentary.	8/XX/2018	6/XX/2018	60
208670108	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised of the forbearance plan ending 06/XX/2018 and may be eligible for an additional six month extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported roof and AC damage as a result of XX on 11/XX/2017.  The borrower stated filed a claim.  There is no evidence of the claim or of damages repaired.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX8 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF XX 6/XX/2018 5:26:40 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX8 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF4 XX 6/XX/2018 5:26:40 PM Yes, pending documents to release 1st draw AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	6/XX/2018	0
208670114	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called regarding forbearance payment.  Advised of the active forbearance on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. No damage was reported.	8/XX/2018	6/XX/2018	30
208669926	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower was unable to stay on the phone because she was at  work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670018	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower requested new interest rate statement and explanation of how previous payments were applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670026	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  05/XX/2018 - Borrower called to return the call from the servicer.  Discussed payments.  She was underpaying because she was not aware the escrow went up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  Bankruptcy Petition# 9:11-XX-15116-DS
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208670021	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan is paid current. Most recent comment was an 8/XX/2018 Bankruptcy Periodic letter being produced.	8/XX/2018	8/XX/2018	0
208670024	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  An authorized 3rd party called in to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208670582	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was also unemployed, is not back to work.  Do not see any formal repayment plans.  borrower seems to be 30 days  delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower was also unemployed, is not back to work.  Do not see any formal repayment plans.  borrower seems to be 30 days  delinquent.  Borrower is not delinquent enough for a plan.    Do see that lender tried contacting borrower,  but do see  any contact made for  at least 12 months. No active foreclosure,
							no bankruptcy filed. Loan is 30 days delinquent.	8/XX/2018	6/XX/2018	30
208670584	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower advised a payment was sent via XX.  The customer had been ill  and out of work and were helping out with sick child.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675602	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower reviewed the account, amount due and promised a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208671842	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called in about cancelling a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208671859	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower's wife called in to make payment.  They were delinquent due to having truck repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208669842	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Customer recent contact consists of making payment arrangements. Customer tried to do a modification back in March 2016 but was denied because default was not imminent.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669854	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  third party niece called in and states that online account locked out
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672346	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contact in regards to making promise to pay arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669856	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208669798	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  BORROWER STATED NO LONGER REPRESENTED BY ATTORNEY AND ADDED CONTACT  NUMBER 407-556-4734 IS FOR HER HUSBAND.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208672325	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Assisted borrower with accessing online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672643	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to advise that he was laid off last week.  Cant make a payment now and wants to know options.  Borrower advised or 6 month forbearance and that full amount owed is due at end of 6 months or apply for a modification.  Borrower was advised of documents needed to proceed with forbearance and he stated would fax back and follow up in a week on status of forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208674296	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to ask what the total amount due is an the status of the account due to receiving a demand notice. The agent quoted the total amount due per request and verified has a payment pending for tonight and with the suspense balance the loan will be contractually current tomorrow and can disregard the demand letter.  The borrower then asked how much to pay for May to bring the loan totally current and the agent advised $XXand the borrower stated will pay  that by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Chapter 7 Bankruptcy was Discharged prior to service transfer. As a result no further details are available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208674251	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Customer called inquiring about payment. received 2nd Demand Letter regarding payment of $XXd was unsure of where the payment was from. Customer stated will bring account to current as of the notice date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670385	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to request payment history and was advised of deferred principle. Payment history sent to borrower and advised Borrower statement not sent due to bankruptcy law and recommended XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670329	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  6/XX/2018 Authorized 3rd party called in and asked about escrow shortage. 3rd party was advised account has been behind for 2yrs. Requested payment history to search for possible missing payment. RFD not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  04/XX/2015 The representative informed the borrower with a discharged Chapter 7 and no reaffirmation filed statements would not be provided to the borrower.
12/XX/2014 The Bankruptcy Attorney called to request statements be sent to her client, the representative informed the Attorney due to the Chapter 7 the statements will not be sent to the borrower unless she reaffirms the debt.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208670331	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 2/XX/2015 - motion to dismissed bankruptcy. No comment if bankruptcy dismissed.	8/XX/2018	5/XX/2018	Bankruptcy
208675571	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Discussed late payment and financials
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670279	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower scheduled $XX for 05/XX/2018 for the repayment plan.  Money has been tight and the divorce is finalizing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make a payment and took payment, authorized to use checking account on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was contacted on 5/XX/18 for the May payment in the amount of $XX The borrower indicated that the spouse took care of making the payment, and that they didn't know it hadn't been paid. The borrower said they would remind the spouse about the payment, and declined to set up a payment at that time. The borrower had indicated illness at that time and stated that was the reason for the late payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The commentary in June 2017 indicates the borrower had been ill since March 2017, and wasn't able to work. It is not clear if the borrower has gone back to work. Borrower 2 appears to be employed with the original employer. The 2 prior modifications appear to have been done at the end of 2014 and also end of 2013.	8/XX/2018	5/XX/2018	0
208670203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated his reason for default was due to paying for his daughter's birthday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670199	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make a payment $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208670150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2015.  Borrower called to set up payment for the 8th and 22nd, said if he cant pay on the 22nd then may need a workout option
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670101	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Last contact note was 1/XX/2018 however, email and letter contacts went through 5/007/2018. Not considered missing comments as borrower was performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208670106	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2015.  A Notice of Payment Change was filed with the court on 12/XX/2017. A precious chapter 7 bankruptcy was terminated on 03/XX/2005.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	Bankruptcy
208670102	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to change payment for 6/XX/2018  for $XXo  $XXor 7/XX/2018 RFD excessive obligation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675545	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Servicer advised that disaster forbearance extension was approved. Borrower stated will think about and made payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Hurricane damage to roof noted 10/XX/2017. The borrower did not file a claim and there is no evidence repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017.	8/XX/2018	5/XX/2018	60
208672313	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in to schedule payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670109	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower scheduled a payment for $XX effective for 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area. No property damage was reported.	8/XX/2018	7/XX/2018	30
208669530	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contacted servicer to state payment would be make later in the month.  Per commentary on 08/XX/2017 borrower stated is active military and on 05/XX/2015 borrower stated was out to sea for military.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower was dispute fees, submitted information servicer requested.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670107	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The servicer made a collection call to the borrower who seemed confused throughout the conversation. The borrower eventually stated that the servicer called the wrong number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The loan was modified prior to the review period.	8/XX/2018	8/XX/2018	30
208672267	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  At last contact, the borrower stated they got a new job; working overtime also. Plans to get account current. Prior contact, the borrower was called and stated they lost their job in January and found a new job in February.  The borrower paid $XXfor 4/XX/2018 and scheduled $XXor 4/XX/2018.  On 12/XX/2017, the borrower called in and paid $XXor 12/XX/2017 and  scheduled $XXor 1/XX/2018.  The reason for default is noted as Excessive Obligations and the borrower stated they had a death in the family and the car broke down.  On 2/XX/2017, the borrower stated the IRS was garnishing their paycheck by 12% and the borrower was placed on a 4 month repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208669474	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208672268	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and authorized a payment in the amount of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in, stated that the ivr system stated that she made a 1905.92 payment. The servicer reviewed the account and informed the borrower that there was no payment in that amount on the account but advised the borrower of the suspended amount. The borrower requests the suspense amount applied to their payment. The borrower declined post date check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672271	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669433	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Most recent contact with borrower was to go over payment sent.  Loan is performing.  It is noted in additional commentary that a recent payoff was requested and emailed on 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Recent Payoff request noted on 06/XX/2018.	8/XX/2018	8/XX/2018	30
208669435	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower discussed the status of the account and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  BORR ADV WILL            HAVE TAD IN BY 07/14; BORR ADV DECLINED TO  POST DATE PYMT
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669673	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  8/XX/2017 -  Borrower Ssn1: Verified Ssn - Reason For Call- : Other -Reason For Default: Not Applicable Borrower Called And Informed Him Of Total Amount Due - . He Stated That He Already Had A Payment Setup. Reviewed The Notes And Verified That He Had Payment Setup And A Future Payment As Well. He Stated That He Wanted To Know Why His Loan Maturity Date Was In Year 2052 . Inf Him That He Had A Modification On This Loan In 2012 Which Adjusted The Maturity Date. He Requested To Have That Modification Sent Out So He Could Review It. Put In A Request To Have His Executed Modification Docs Mailed Out. Inf Him Of Late Payment Policy And XX Verified Contact Info And Occupancy Status. While Trying To Go Over -Reason For Default Call Disconnected Unexpectedly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669674	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower advised they secured new employment; however, start date has been pushed back and as a result have suffered curtailment of income.  The borrower scheduled a payment in the amount of $XXo draft on 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671919	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  The borrower called regarding the status of the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spouse called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
							Periodic Bankruptcy statements are being sent to Borrower, the most recent being 07/XX/2018. No other information regarding Bankruptcy filing present.	8/XX/2018	7/XX/2018	0
208671882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Outbound call to collect payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Talk to borrower regarding TAD borrower PTP payment by IVR on 6/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670347	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  CUSTOMER STATED ALREADY HAS PAYMENT  SET UP TO PAY THRU BILL PAY ON 6/XX/18. CUSTOMER WILL BE PAYING $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Last contact was 02/XX/2017-Borrower called in to verify the mailing address they had on file. Inquired about executed mod docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208670301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower is XXand has declined to make formal payment arragements.  But has since brought the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower is XXand has declined to make formal payment arrangements. But has since brought the loan current. no bankruptcy filed. No foreclosure action started.	8/XX/2018	6/XX/2018	0
208675862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208669415	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669416	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Customer called for assistance  with paying for the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669420	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  CUSTOMER INQUIRY ABOUT PAYMENT. ONCE FINAL AGREEMENT HAS BEEN RECEIVED, SHE NEEDS TO SIGN AND SEND  BACK.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669972	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower advised that she could not speak right now to set up a repayment plan but scheduled a callback at 3:00 pm. The RFD is Unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last borrower contact was on 05/XX/2018 and the borrower stated that was out of country due to death of family member. Borrower made payment and brought account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675961	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  At last contact, the authorized spouse called in to schedule $XXfor 9/XX/2017 and $XXfor 9/XX/2017.  The spouse stated the borrower was unemployed in January of 2017 but now employed again.The spouse declined to setup a repayment plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2013.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The notes reflect a payment dispute was received due to an interest dispute withe year end statement.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208675514	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Customer called to inquire on Hazard claim made in 2011.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There is evidence of a prior bankruptcy, the case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported wind damage on 12/XX/2017 that occurred due to XX  Claim funds were received in the amount of $XX 12/XX/2017.  Roof damage was noted. The claim is pending the 90% inspection and an inspection was requested and ordered on 05/XX/2018.  The damage repair amount is estimated at $XX0.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 11/XX/2017. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 01/XX/2017 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 12/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX ALT PHONE #2: XX CLAIM NUMBER: XX QBEF XX 12/XX/2017 7:51:21 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 01/XX/2017 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 12/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX ALT PHONE #2: XX CLAIM NUMBER: XX QBEF XX 12/XX/2017 7:51:21 PM Send to Hazard Claims - PLEASE PROVIDE DETAILS IN DAMAGE AND ETA ON COMPLETION AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	9/XX/2018	0
208669907	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower is very difficult to reach and collect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower informed the servicer on 03/XX/2018 of not being interested in a loan modification and wants to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208672245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 - Borrower was still having a hardship from the hurricane (Irma) and wanted the forbearance to be extended. The borrower stated they would be reinstating the account during the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672147	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  A 3rd was given approval to discuss loan with agent because Borrower is hospitalized. The 3rd party made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208672148	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrowr called on 08072017 to get statements reinstated
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Authorized 3rd party stated her RFD was due to a curtailment of income and requested the total amount due on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208672153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Called borrower, advised of amount due, agreed to set up 3 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672152	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Agent advised borrower of total amount due in the amount of $XXas well as grace period, due date, consequences of late/missed payment as well as next steps. Borrower called in regards due to her escrow shortage being high, agent reviewed account and advised that shortage was accumulated. Agent was able to secure payment via speed pay in the amount of $XXo be processed on 10/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Called borrower to advised that a demand letter was sent out and  payment for the outstanding amount is due by 05/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower contacted the servicer on 04/XX/2018 to inquire about the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674462	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674460	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 Borrower called about the repayment plan. Borrower had called the day before to cancel the payment scheduled for 5/XX/2018. Servi cer advised it was already processed. Borrower agreed to keep the payment as scheduled to process on 5/XX/2018 and would call back on 6/XX/2018 to redo the repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208676277	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 The Servicer placed a collection call to the borrower and reached the answering machine.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	90
208674403	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  There was a collection call made to borrower.  Borrower states that payment has been late due to illness.  The rep asked the borrower to go over financials and expense but the borrower had to go back to a meeting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208674410	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loss mitigation comments provided.	8/XX/2018	6/XX/2018	30
208674350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower advised no longer represented by attorney and to remove the bankruptcy code. Also advised had sent the form for the auto draft and to schedule a payment. The representative advised of fees totaling $XXdvances from the prior servicer and scheduled a payment to be withdrawn on 6/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound for payment. Speedpay processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to have password reset; agent sent password reset information to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208671995	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The a3p advised that the deal the agent called in regards to was the borrowers and provided contact to discuss.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208672033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower sending payment in the next few days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672828	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower stated RFD as death in the family and that they made a payment on 12/4.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The authorized 3rd party advised the RFD is due to a death in the family and agreed to make a payment for $XX. The 3rd party agreed to a call back on 7/26 to discuss the financials as she was at work and and could no longer talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Last comments in file indicate Borrowers have the financials to make payment on time. Borrowers forget to make payment and it falls to the end of the month, causing them to be late every month.	8/XX/2018	7/XX/2018	0
208672799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  No bankruptcy filed, no foreclosure actions taken. Borrower is not too delinquent, do not see any modification applied for.   No repayment plan showing set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672796	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Borrower is making payments, however borrower is currently delinquent. Will be making payments. No bankruptcy, no foreclosure, no litigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower is making payments, however borrower is currently delinquent. Will be making payments. No bankruptcy, no foreclosure, no litigation.	8/XX/2018	6/XX/2018	0
208672782	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in wanting to know why a payment was pulled.  Borrower was told there is evidence borrower requested a payment be made on 6/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE AMC's Response: Confirmed no property damage.	8/XX/2018	7/XX/2018	0
208672776	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with borrower concerning past due account, borrower stated was getting money from 401K to bring account current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208673904	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  borrower called to discuss payment options and plans
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208672784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Contacted the borrower to review the total amount due, $XX.  The agent advised the borrower that the loan had been running 30/60 days past due and was modified in October, 2017 and immediately fell past due.  The borrower stated that they did not want to discuss and that they'd bring the loan current within the month of July.  The agent stated that if they did not bring the loan current then they could discuss a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208673910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  TT: CUST2  OB MM GIVEN  SSN2: N/A RFC:  COLLECTION CALL RFD: NOT APPLICABLE  ADV           TAD OF $XXT CUST2/WILL BE MAKING              PAYMENT ON FRIDAY 11TH BUT SAID DOESNT  HAVE ENOUGH TIME TO SCHEDULE PAYMENT WITH          AGENT IS AT WORK-VERIFIED DOESNT HAVE TIME          TO DISCUSS ACCOUNT SINCE AT WORK AND NEEDS  TO END CALL AND CALL MUTUALLY ENDED                DIALED: XX - USER: XX              05/XX/2018 6:29AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673912	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make payment and set up future payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  RFD: PAYMENT DISPUTE  SPOKE WITH BORROWER..STATED REVIEWED NOTES AND ADVISED OF RETURN PAYMENT..
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208675116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated had medical bills from shoulder surgery from car wreck as the reason for default prior to that was excessive obligations.  Borrower is in a current repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675122	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Account inquiry.  Reason for default excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208675121	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer called and spoke with the co-borrower who stated reason for default was due to unemployment and the the borrower was the only one working. The agent gave the borrower options for assistance such as a modification, repayment plan, etc, borrower stated needed to speak with spouse, no further commentary provided.  The borrower requested a payoff via online on 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.  No further details were listed on the bankruptcy as it was filed while with the prior servicer per the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: tried to reach borrower, no answers. loan is delinquent.	8/XX/2018	6/XX/2018	30
208675124	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  A 3rd party called in to discus the account and make a payment. They stated that the borrower passed away and they wanted to assume the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208675128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was advised of the amount due for 08/XX/2018. The borrower stated that she made a payment in the amount of $XXnline.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208675126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  TT: CUST1  OB MM GIVEN  DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: COLLECTION CALL RFD: ILLNESS          OF PRINCIPAL BORROWER  ADV TAD OF $XX ADV UPB OF $XX4BORR ADV SENT                 CASHIERS CHECK AND WAS SENT 8/10 OR  8/11           SHE ADV 2ND FRIDAY OF THE MONTH// ADV BORR  LAST PAYMENT 7/XX/2017// BORR EXPRESSED            CONCERN BECAUSE SHE SENT A CASHIERS                 CHECK// ADV BORR OF OTHER METHODS OF  PAYMENT// ADV CAN WIRE FUNDS OR CAN USE            WUQC// BORR ADV SHE WILL TRY XX          XX WITH HER DEBIT CARD IF SHE  CANNOT PROCESS THAT WAY SHE WILL HAVE HER          BANK WIRE TRANSFER FUNDS TOMORROW                   8/XX/2017// BORR ADV PRIOR HARDSHIP WAS  ILLNESS OF BORROWER2// THAT IS BEING               RESOLVED HOWEVER STILL EFFECTING THEIR              INCOME AS HE IS ON WORKMANS COMP RECEIVING  60% OF HIS PAYMENT// SHE ADV BORR WILL NOT         BE BACK TO WORK FOR 6 MORE WEEKS// BORR             DID ADV SHE WILL MAKE PAYMENT VIA WUQC OR  WIRE TRANSFER UNTIL NOVEMBER WITH NSF CODE         IS REMOVEDADV BORR OF DUE DATE, GRACE               PERIOD AND NEG CREDIT REPORTING// ADV  CALLS EVERY 5 DAYS// ADV LATE NOTICES              SENT// DISCUSSED PAY HISTORY//**MSP &               SYNTELATE ISSUES**// DISCUSSED PAYMENTS   AND HOW THEY APPLY TO THE LOAN AS BORR WAS         INTERESTED IN MAKING AN EXTRA PAYMENT               ANUALLY TO PAY THE LOAN OF WITHIN 15 YRS   OR SO// ADV BORR IF SHE TOOK MONTHLY               PAYMENT AND DIVIDED BY 12 WOULD BE ABOUT            AND EXTRA $XXHLY TO PAY 1 ADDITIONAL   PAYMENT TOWARDS PRINCIPAL ANUALLY// BORR           ADV INTERESTED IN 15 YR MORTGAGE// ADV              BORR TO CHECK WITH LENDER OF HER CHOICE   ADV TO MAINTAIN GOOD PAY HISTORY FOR 12            MONTHS TO HELP WITH THE REFI// ADV                  XX FOR SELF SERVICE OPTIONS// ADV   NSF CODE WILL BE LIFTED IN NOVEMBER// NO           FURTHER QUESTIONS OR CONCERNS DIALED:               XX - USER: XX 08/XX/2017   4:38PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower is widower, and was not aware of the delinquency.  Borrower was making payments, but was the old amount.  did not realize payment increased.  There was mention of an insurance check that was made out to borrower and the old lender.  There is no notes stating there was or is any damage to the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower is widower, and was not aware of the delinquency.  Borrower was making payments, but was the old amount.  did not realize payment increased.  There was mention of an insurance check that was made out to borrower and the old lender.  There is no notes stating there was or is any damage to the property.

							No bankruptcy ever filed, NOI just sent out around 4/XX/2018, but no active foreclosure.	8/XX/2018	4/XX/2018	0
208672283	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Last contact Borrower wanted to know when Servicer would start sending statements. The Servicer informed Borrower of the need to reaffirm the debt  due to Bankruptcy protection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672225	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower review of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672226	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to make a payment with debit card. Servicer advised couldn't process debit card. Borrower stated would mail in cashiers check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674638	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised of payment options and that calls and late notices would continue until payment is made.  The borrower stated they set up payment for 6/15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674584	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  There was an outbound collection call made to borrower.  The borrower made a payment, was late due to just now getting caught up from disaster.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674585	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in to see how to remove PMI from the account. Borrower states account was current before loan was transferred in 04/2018 doesn't know why not showing current now states will send copy of bank statement for 4/2018-5/2018 and letter to add wife to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208674582	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  the customer was contacted and asked not be be called again
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208674510	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower advised that a payment in the amount of $XXwas sent through their banking institution.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called an inquired as to whether payment is due on the 15th of the month.  The agent advised it is due on the 1st with a 15 day grace period.  The agent then set up speed payments at the borrower's request in the amount of $XXh for 5/XX/18, 6/XX/18 and 7/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The proof of claim was filed 12/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  TT: CUST1  OB MM GIVEN  DEMO VRFY: 30 DAY  RULE OCCUPANCY: 30 DAY RULE RFC:                   COLLECTION CALL RFD: OTHER  ADV TAD OF              $XXADV NEXT PMT DUE $XX 4/XX/2018 *VRFY HISTORICAL BANKING* NO              FURTHER QUESTIONS, ADDRESSED CONCERNS,              RECAPPED CALL. GAVE RFC, AND BORROWER  STATED THAT (RFD:) SHE EXPERIENCED                 FRAUDULENT ACTIVITY ON HER BANK ACCOUNT,            AND THE BANK IS RECTIFYING THE SITUATION  AND HOLDING ON TO HER FUNDS, BUT SHE WILL          BE ABLE TO BRING LOAN CURRENT BY THE END            OF THE MONTH. UPDATED FINANCIALS.  SCHEDULED PAYMENTS OF $XXMAY 23 AND          JUNE 15 AND $XXMAY 31. BORROWER AUTHORIZED THE USAGE OF HISTORICAL BANKING  INFORMATION. GAVE CONFIRMATION NUMBERS,            SELF SERVICE OPTIONS, AND DISCUSSED                 PAYMENT HISTORY. **NSN** BORROWER WILL  RECEIVE IN MAIL CONFIRMATION NUMBERS AND           CONTINUE MAKING PAYMENTS. *PROCESSED                SPAY1: $XX5/XX/2018 CONF#: 16738229  FEE: $XXE STATE * *PROCESSED SPAY2:          $XX5/XX/2018 CONF#: 16738237 FEE: $XX    NO FEE STATE * *PROCESSED SPAY3: $XX 6/XX/2018 CONF#: 16738249 FEE: $XXE          STATE * - USER: XX 05/XX/2018 8:54AM             (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674518	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to inquire if she had set up the last three payments for her repayment plan as no one had called her.  The agent set up the last three payments for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Repayment plan confirmed and in process.	8/XX/2018	8/XX/2018	30
208674513	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  N
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208670631	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Speedpay processed $XXn 07/XX/2018.  Curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 5/XX/18 comments indicate the borrower was unemployed, but is now working a temporary job with full time hours. The loan consistently runs behind and the borrower makes the payment late. The collection comments don't have a full 36 months for review.	8/XX/2018	7/XX/2018	0
208675627	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Last comment indicates borrower making payments, however, 93% of last three payments. Borrower made payment 6/XX/2018 $XX Service provider attempting to contact borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Skip trace performed on 07/XX/2018, returned as unsuccessful.	8/XX/2018	8/XX/2018	0
208670653	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  RFC: PAYMENT INQUIRY NO FURTHER QUESTIONS, ADDRESSED CONCERNS, RECAPPED  CALL. CH 7 ASSEST CASE TERM 5/XX/18.  Update: Bankruptcy letter sent 8/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  Chapter 7 discharged.  Notes indicate a reaffirmation was signed but not approved prior to discharge.  Unsure if it was accepted by court or not.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208670638	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called to see if payment made online had posted to account. no contact since last skip trace was 05072018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670637	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2016 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in advised needs loan number. Borrower stated already has a payment set up for 08/XX/2018. Borrower stated she had $XX0 in home repairs in December of 2017 and hardship is now over and she is trying to get caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan appears current as of the status date. No active modification or repayment plan noted.	8/XX/2018	8/XX/2018	0
208670640	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last comments indicate borrower due for 4/XX/2018. Attempting to contact borrower skip trace ordered. Borrower did not complete repayment plan verbal that would have ended 7/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670619	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2016 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Commentary states borrower called in to schedule a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670622	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  collection calls attempted, however, no contact. on 06/XX/18  evidence of  delinquent account. 06/XX/18 Late notice solicitation sent; 07/XX/18 loss mit solicitation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: According to comments, borrowers had a modification payment plan, however, comments do not show what kind of plan and when the payment plan began and ended.	8/XX/2018	8/XX/2018	30
208672352	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower discussed illness and no more second job. Made a pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to inquire about credit reporting and was advised late payment was submitted to credit report.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no new update	8/XX/2018	5/XX/2018	0
208672338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called on 05/XX/2018 to make their May payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower indicated curtailment of income due to wife's employer having less hours for her.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672337	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called and advised a dealership is going to call to verify information so they can purchase a car. Representative advised that Borrower would need to be on call to authorize third party to speak to Servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208674842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower stated they are at retirement age and are looking to restructure the loan to lower the payment. The agent referred the borrower to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674788	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  0815/2018 The Servicer spoke with the Borrower regarding payment due in the amount of $XX the payment was processed, the Borrower was also was assisted with setting up an online account and email address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208676302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called with questions about the active trial period. The representative provided the information and then processed a 3 payments over the phone for $XX for 12/XX/2016, 0105/2017 and 2/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower was advised that repay plan does not stop default notices
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674627	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Authorized party called in stated reason for delinquency was reduction in income. Confirmed reinstatement amount and inquired about a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674626	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208674630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called to set up payments for the next three months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674441	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 09/XX/2016 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  At last contact, the borrower called inquiring about the fee balance owing on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a dispute from one of the credit bureaus.  The servicer updated their reporting.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674374	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 09/XX/2016	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower is currently on modification, but has requested information for DIL.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: Borrower is currently on modification, but has requested information for DIL. This is an investment property. no active foreclosurre, no bankruptcy filed. Current on modification payments.	8/XX/2018	7/XX/2018	0
208674331	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  borrower set up payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674328	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer contact consists of making payment arrangements. Customer is on a repayment plan to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670687	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016 [3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Most recent contact with borrower was to obtain Reason for Delinquency and to obtain a payment.  Borrower did not want to provide or discuss.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Illness cited as RFD on 03/XX/2017, 02/XX/2018 and 03/XX/2018.

							09/XX/2018; numerous attempts made to contact borrower.	8/XX/2018	6/XX/2018	0
208670682	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower stated will be wiring payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670686	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to make speed pay payment of $XXDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670673	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower verified their information and discussed their escrow shortage.  They were advised this would be spread over 60 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208670676	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower set up a payment for $XXo be drafted on 6/XX/2018. The borrower advised she is making her payment outside of the grace period because of when she receives her Social Security Income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan is performing. It is noted a HAMP 6 year reammortization in commentary requested on 09/XX/2017 with unknown status. Loan was transferred from other lender on 2016.	8/XX/2018	7/XX/2018	0
208670662	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  RFD- No Comments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208676318	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to advise a wire was sent in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208675940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The last contact was made on 4/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674819	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Propert is vacant but maintained.  Borrower is requesting a disaster relief forbearance.  Property damage includes water damage, hole in the roof.  Borrower is still assessing the damage as the borrower is not able to get to the property at this time.  Borrower has not filed an insurance claim and does not intend to.  Borrower stated a financial impact due to renters not paying rent for September and October due to the hurricane.  Borrower stated the tenants were evacuated and not currently residing in the property.  Servicer advised of a repayment plan, borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674870	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Executor of the estate called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208674823	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to schedule payments, provided RFD and stated that there was identity theft on bank acct & money had been taken out of account. Offered repayment plan through Sept to bring loan current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	60
208675931	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208675932	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  borrower set up payment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208672248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower inquired about payments because they are not posting.  He wants this resolved because he received Foreclosure package in mail and he will not lose his house.  Agent set up payment for 3 months to reinstate, but borrower did not pay late fees as per comments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: As per comments Borrower was in Bankruptcy until July 2015. Borrower was under bankruptcy protection and not receiving statements from Servicer. 1/XX/18 This was causing difficulties to Borrower. Agent did advise Borrower could view online.	8/XX/2018	6/XX/2018	0
208672599	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Discussed payment due and borrowers reason for delinquency. Borrower is a contractor and gets paid when job completed. Made post payment arrangement. Actual contact with borrower happens about once a month despite multiple attempts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  TT: CUST2  OB MM GIVEN  DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: COLLECTION CALL RFD: NOT              APPLICABLE BORR IS MAILING PMT FOR  NOVEMBER 2017 ON 11/XX/17** DIALED:                 XX- USER: XX 11/XX/2017            2:54PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676331	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Agent advised borrower of total amount due in the amount of $XXwith next payment being due 5/XX/2018 in the amount of $XX Borrower called in because she was trying to make payment online but there was a block. Agent advised borrower that they will submit email to have to block removed. Borrower 2 is currently unemployed and payment in the amount of $XXwill be made online on 5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674894	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Skip traced 4/XX/18,  no contact after  9/XX/2017. Borrower sts unaware of account status and thought bookkeeper was handling. Will make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No details as to case number or dates of filing or discharge in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208672523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674896	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208672771	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower made a payment $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: attempts made to contact borrower but no contact made.	8/XX/2018	6/XX/2018	30
208676031	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Last contact with borrower was on 01/XX/2018 and the borrower was inquiring about tax form. The borrower didn't want to go online to retrieve, borrower wanted it mailed. agent processed it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower stated he got a discharge notice from the trustee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672790	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower states that payments will need to be setup for the 3rd Wednesday of the month states that is the date of SSI check, borrower under forbarence plane  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage to the garage, windows and AC on 11/XX/2017 due to XX.  The borrower stated would not be filing a claim and will repair out of pocket.  There is no confirmation the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017.

							Comment on 07/XX/2018 states that the disaster forbearance is complete, and that the loan was returned to normal servicing.	8/XX/2018	7/XX/2018	0
208676024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  CUSTOMER STATED WE HAVE AUTHORIZATION  TO SPEAK AND HIS BANKRUPTCY IS   COMING TO AN END.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower received NOI letter and wanted to know how to avoid that. Borrower made payment to bring loan current, but was not eligible for repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was contacted on 04/XX/2018 in regards to the past due amount. The borrower requested to have a new repayment plan setup on their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208672715	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower received letter, concerns are being reviewed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669711	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to set up June 1, 2018 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan is performing.	8/XX/2018	6/XX/2018	30
208674097	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Loan documents sent to the borrower for completion of modification but were never received therefore the servicer resent the documents to the borrower to be returned and recorded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	30
208674166	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower wanted to know why the payments changed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  CBR DISPUTE E-OSCAR, Servicer responded to all Credit Bureaus.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674093	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower had questions about previous HAMP modification and if she is entitled to the $XXinciple payment. Also discussed new repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: MI, mortgage insurance canceled as of 01/XX/2017.	8/XX/2018	6/XX/2018	60
208676220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Discussed new payment amount due to modification and corrected mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674101	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Authorized third party called regarding letter he received. Servicer advised that payment was made and next due. Borrower is deceased and loan was modified under executor name.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670486	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  09/XX/2016 - Outbound collection call.  Discussed account status and payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Discussed hardship as temporary. Borrower made payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to set up 2 payments and ask if we could not report them late, also said had issues with the air conditioning and wanted to know about payment increase.  Servicer advised on increase in escrows
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Attempts to contact borrower are unsuccessful however payments do continue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674013	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower contacted on 01XX2018 regarding payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673958	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Payment at end of month Child in car accident. Financial hardship
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208673941	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 12/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208673940	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673942	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer informed the borrower on 03/XX/2018 that the total amount due is $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower inquiring about payments applied.  Requested payment history to review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208670490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to inquiry about their current interest rate and refinancing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208670488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  TT: CUST1 DEMO VRFY: NOT APPLICABLE  OCCUPANCY: OWNER OCCUPIED RFC: PAYMENT             INQUIRY RFD: CURTAILMENT OF INCOME ADVISED          TAD. VERIFIED USE OF HISTORICAL BANKING  INFORMATION. ADVISED GRACE PERIOD, DUE             DATE, CONSEQUENCES, EXPECTATIONS AND NEXT           STEPS. NO FURTHER QUESTIONS, ADDRESSED  CONCERNS, RECAPPED CALL. SPOKE TO BORROWER         1- RFC; TO MAKE PAYMENT ARRANGEMENT ON THE          ACCT. HE ADV HE WOULDNT BE ABLE TO PAY  UNTIL END OF DEC.  RFD: SWITCHED JOBS, AS          A XX, IN SEPT, WHICH AT THE             TIME, OFFERED MORE PAY PER HOUR. HOWEVER  THE JOB DEPENDS OF THE TIME OF THE YEAR,           IS MORE SEASONAL THAN ANYTHING, SO HIS              INCOME TOOK A DIP, DURING THIS TIME, WHERE  ITS COLD AND NOT MUCH WORK IS BEING                PRODUCED RIGHT NOW. ITS BETTER HOURLY PAY           BUT STILL INCONSISTENT WORK, DURING  CERTAIN TIMES OF THE YEAR. I ADV OF                HOMEOWNER PROGRAMS IN HOUSE TO ASSIST WITH          TEMP AND PERMANENT HARDSHIPS. BORROWER ADV  HE DID TRY TO DO THE HARP PROGRAM BUT HE           WAS NOT APPROVED FOR REFINANCE. HE ASKED            IF I COULD WAIVE THE FEE DOWN TO $XXOST DATING HIS PAYMENT FOR 12/XX/16 BC HE         WASNT ABLET O GET IN ONLINE.- I CHECKED             WITH TL NYREE LOWERY, SHE DID NOT AGREE TO   WAIVE THE SPAY FEE IN THIS INSTANCE. I             WALKED BORROWER THROUGH LOGGING IN ONLINE           TO MAKE PAYMENT, AND HE WAS SUCCESSFUL   WITH LOGGING IN, HOWEVER HE STILL OPTED            FOR ME TO PROCESS THE SPAY FOR HIM WITH             THE UNDERSTOOD $XXBC WE HAD   DISCUSSED HIS SITUTATION IN FULL. ALSO I           ASSISTED WITH FOLLOWING UP ON THE LC                WAIVER CAMPAIGN THAT WAS NOT FULFILLED,   ALTHO HE DID FOLLOW THRU WITH HIS END AND          ON THE REQUIRED DATE OF 02/XX/16 HE MADE            PAYMENT OF $XXMY TL NYREE LOWERY ADV   SHE WOULD HANDLE THE LC WAIVER SINCE HE            FULFILLED HIS END OF THE AGREEMENT. I ADV           BORROWER OF THIS. B1 GAVE PERMISSION TO   USE HISTORICAL BANKING INFORMATION AND             CONFIRMED LAST 4 OF ACCT# AND NAME OF               BANK. B1 S AUTH SIGNEE ON ACCT, VERIFIED   NAME AS IT APPEARS. ADV PAYMENT                    EXPECTATIONS, CONSEQUENCES AND NEXT STEPS.          . INF CUST OF CONF#. RECAPPED   CONVERSATION;  NO FURTHER QUESTIONS OR             CONCERNS- RFC SATISFIED. **PROCESSED                SPAY1: $XXDATE: 12/XX/2016 CONF#:   13849451 FEE: $XXAT $XXR:              XX 12/XX/2016 8:37AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675591	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower stated they would call back to set up the final three repayment plan payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670400	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower stated that she planned to make a payment on the first Wednesday of the month. However, the borrower declined to set up a speed pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208670501	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a payment inquiry and was told that correspondence is not sent due to bankruptcy code.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	30
208670397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to check on Mod status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670463	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in about being in FEMA disaster area, was placed on forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX XX noted on 09/XX/2017. No damage was reported.	8/XX/2018	6/XX/2018	0
208670401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  06/XX/2018 -- Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  CUST ADVISED PAYMENT WAS SENT VIA MAIL. DISCUSSED ESCROW ANALYSIS
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670407	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.  discharged
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Bankruptcy comments provided.	8/XX/2018	7/XX/2018	30
208670408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Most recent contact with borrower was to obtain a payment and make arrangement.  Loan is currently performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower contact in regards to pass due balance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  BORROWER DISCUSSED NEGATIVE CREDIT IMPACT
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670353	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Discussed payments due with borrower 2. Borrower will be getting funds from lawsuit. Borrower declined loan workout. Discussed prior bankruptcy. From notes appears borrower had 2 bankruptcies. Entered information for most recent.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau dispute returned
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672914	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672915	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower indicated they had a curtailment of income.  The borrower wanted to change dates of repayment.  Dates then were adjusted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	90
208672921	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower wanted to bring the account current. The representative advised of the notice of intent expiration date of 10/XX/2017 for $XX The borrower stated will XX the payment of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments through 08/XX/2018. Review covers 06/XX/2018-08/XX/2018.	8/XX/2018	8/XX/2018	30
208676049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower discussed late payments with representative and made payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672931	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to see what the August payment was, advised with late fee it is $XX Will pay on the internet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672928	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment inquiry and discussed active bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2014.  Active
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Bankruptcy comments are provided. The filing date was not included.	8/XX/2018	6/XX/2018	Bankruptcy
208671739	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  12/XX/2017 -Borrower called to obtain mailing address to mail in payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208671810	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The Borrower called and wanted a breakdown of payments because they wanted to bring the loan current.  They also stated that the reason that he fell behind was that they misapplied payments and then their business was slow, but they should be able to make a payment to at least cover April, May and June.  Servicer scheduled a call back for the next day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: I am unable to determine the current status of the property. There doesn't appear to be any recent contact attempts. There was a bankruptcy filed in 2013 and the status of that is also unknown. Per the cash flow screen, the loan is current through 05/XX/2018.	8/XX/2018	6/XX/2018	0
208671692	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  08/XX/2018 The Servicer placed a collection call to the Borrower and reached the answering machine.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower made a verbal payment dispute on 08/XX/2017 stating account should be current. On 08/XX/2017 the servicer research and stated that the modification completed 05/2013 and payment was received 06/XX/2013 in amount of $XXwhich was applied to principal. the payment received on 07/XX/2013 in amount of $XXwent to suspense due to not being full payment amount as borrower ha an escrow change as of 07/XX/2013 to $XXand the loan has been rolling past due since this point.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE AMC's Response: Confirmed no property damage.	8/XX/2018	8/XX/2018	30
208675806	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower advised he made a payment for $XXnline and intends to make another payment  no later than 2/28. The borrower advised he got behind because his tenant was not making his payment. The borrower was advised the Collection calls may continue until the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671702	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Coborrower called in to discuss status of account and would like to remove the RPP payment. Says her husband will help to bring account current very soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675130	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called and stated may not make the May payment due for the repayment plan on time; will get in by end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675074	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  BRWR2 INDICATED THAT HER  HUSBAND HAS BEEN MAKING THESE PAYMENTS
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208675133	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a speed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208676353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact: Collection call where reminding borrower of total amount due and borrower stated that they would remit payment by 6/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  At last contact, the borrower called stating they had car repairs as the reason for the default.  The borrower promised to pay $XXn 5/XX/2018 for the May 2018 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674910	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 04/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower set up payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674815	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 05/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in do to receiving a notice of intent. Borrower advised the agent that would bring account current by end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674818	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 05/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower indicated the payment had been scheduled already and ended the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674763	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 06/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 06/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  08/XX/2018 A Bankruptcy Periodic letter was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments indicate that Borrowers were in bankruptcy, but loan has very few comments. Previous Servicer modified the loan.	8/XX/2018	8/XX/2018	30
208674764	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 06/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Most recent contact with borrower was an email sent regarding notice of insurance.  Current modification in place.  Loan is performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208674813	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 05/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  3/XX/2018 Borrower called in to inquire about 2/XX/18 payment because it was not posted in his account.  Representative confirmed financial information and posted a payment.  Believed to be a "typo" in the system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674771	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower wanted to make 2 payments by utilizing the suspense funds, were told they would get applied automatically once enough is in there.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  The borrower contacted the servicer on 07/XX/2015 to authorize a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower reached out for help with online account, cannot log in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  05/XX/2018 - Borrower calling about payments.  Confirmed not interested in Pre-Foreclosure prevention options as they will be bringing the account current.  Borrower is also looking into insurance to lower payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670524	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last contact Servicer attempted to discuss Loan status. Borrower informed Servicer currently at work and not allowed to take personal calls.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670379	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower is difficult to get hold of to discuss options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	90
208670380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower asked not to be called at work and not to be called before the grace period is up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672907	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Discussed late payment and pay bu phone. Borrower declined and stated they would make the payment when funds are available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Payment inquiry call: borrower calling because they are having issues making payment on online portal
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  At last contact, the borrower called in and paid $XXer the phone.  On 5/XX/2016, the borrower called inquiring if the servicer had received the final loan modification agreement back from them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672372	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  01/XX/2018 Borrower called to make a single payment, reason for default: ongoing winter, heating bill and truck repairs. The representative reviewed financials, advised of Loan Modification option and processed a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208672857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in about balance on bill being high. Servicer advised of corporate advances. Borrower will send in extra to pay down balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Last comment indicates borrower made payment 5/XX/208 $XX Less than 30 days due. Loan preforming as of last comment date. Attempting to contact borrower for June 2018 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674023	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower gave permission to use new banking info to set up the payment.  Informed borrower that she will receive confirmation by email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was called to secure additional payments and the borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  Closed 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208676211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  borrower is current on Modification payments.  Do see that borrower did have an attorney but no bankruptcy file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: borrower is current on Modification payments. Do see that borrower did have an attorney but no bankruptcy file. Do not see and foreclosure actions taken..	8/XX/2018	7/XX/2018	0
208672888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke to borrower about the plan amount and payment differential and borrower was transferred to supervisor to get the situation sorted out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673954	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  BORROWER WAS UNEMPLOYED FOR ABOUT 9 MONTHS  AND IS NOW EMPLOYED. BORROWER STATED HE HAD SPENT 3000 LAST MONTH TO GET              CAUGHT UP  ON OTHER BILLS, AND  WOULD BE MAKING A PAYMENT ON MAY 31ST.  BORROWER  STATED THAT THEY WILL BE PAYING EARLIER IN JUNE. ADVISED OF  INSURANCE  EXPIRATION.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower wants to dispute returned checks charges - advised to put dispute in writing and fax it over
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called in 2/XX/2018 to process payment and verify payment address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675998	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  Borrower stated she received a letter from a third party stating her loan was in foreclosure, however servicer stated her loan is not in foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed 07/XX/2015.  Prior Chapter 13 bk
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	30
208672647	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower stated that they thought the loan was current and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672943	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower called to make a payment by phone but was advised that a payment by phone can not be accepted due tp a returned payment. The borrower was provided the various ways to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in to see what to do with insurance refund check due to borrower changed insurance companies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208672861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower discussed the amount of payment due and when the payment will change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2016.  Discharge
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Bankruptcy comments provided.	8/XX/2018	6/XX/2018	0
208669537	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  An authorized third party called on 05/XX/2018 stating they setup a payment, and discussed the active repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Loan is on repayment plan and is current.	8/XX/2018	8/XX/2018	30
208669484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669495	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  RFC-MAKE A PAYMENT IAO  700.00... ADV RPC DUE TO PAYMENT                   GUIDELINES WE ARE UNABLE TO SCHEDULE                PARTIAL PAYMENTS... SCHEDULED 705.00 DATED  FOR 06/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  Bankruptcy mentioned 05/XX/2015 and 12/XX/2015. Per the comments 12/XX/2015 BORROWERSTATED THEY ARE NO LONGER BEING REPRESENTED BY BK ATTY. CONF BK TERMED.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669498	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in and made a payment in amount of $XXnd was provided with the payment confirmation number. The borrower also set up two additional payments in amount of $XXach to be drafted on 03/XX/2017 and 04/XX/2017 and was provided with the confirmation numbers. The borrower stated default was due to illness of borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669427	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208669494	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Outbound call to borrower to inquire on payment due
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208669426	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in a payment $XXfor 05/XX/2018
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower paying 2 separate payments to be caught up on loan. Disagrees with loan status/payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: No written correspondence received for dispute. No idications of additional dispute items since 2016. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	8/XX/2018	6/XX/2018	0
208669391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower inquiry about changing last name.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated receives $XXpension, spouse going to receive SSI but lives with child for 8 Months. Borrower stated will be working in strawberry feild to be able to pay installment at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower requested 7 months of payment history, only able to get 6 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669398	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  5/XX/18:Borrower called to make payment and wanted to know why payment went up, servicer advised payment increase was due to escrow shortage. Borrower inquired about PMI removal and was advised of process by servicer.

8/XX/18: Advised of TAD of $XXand next due date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property in FEMA disaster area 09/2017; no evidence of damage to home.	8/XX/2018	8/XX/2018	0
208669401	2	[2] Currently Delinquent Mortgage [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to discuss a claim check that he received in the amount of $XX1. The borrower was advised to submit the check and the servicer when then reach out to the insurance company for a revised estimate to cover the estimated damages in the amount of $XX0
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Commentary dated 08/XX/2018 reflects a claim was filed by the borrower for damages that occurred on 07/XX/2018. Funds in the amount of $XXas received on 08/XX/2018. Comments on 07/XX/2018 indicated an inspection is needed to confirm at least 90% of the repairs are completed to close the claim. The claim is classified as monitored and there is no evidence that the damages have been repaired.  The damage repair amount is estimated at $XX0.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 05/XX/2018 Commentary states property loss notes due to a hurricane however there are no notes about the damages.	8/XX/2018	8/XX/2018	30
208670585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower set up a payment and discussed paying within the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The commentary reflects the borrowers last conversation with the servicer as they were inquiring on a modification as borrower one was loosing the disability they counted on for the payment.  The servicer supplied the borrower with the documentation; however, no further commentary provided.  The comments  do indicate on 05/XX/2018 the borrowers were denied the HHF Referral for the K program due to incomplete request for assistance.  It appears based on the comments provided the borrower completed a HAMP modificaiton on 12/XX/2011; however, no details were provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.  Per the commentary as of 03/XX/2018 the servicer has explained to the borrower multiple times the loan was must be reaffirmed in order to receive monthly billing statements.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Missing a payment. Borrower did spay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670588	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower inquired about modification on 11/XX/2015 and if she could still request. She was advised no as she did not supply proper documentation and  therefore denied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower requested payoff amount via online website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669417	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  08/XX/2018 A Bankruptcy Periodic letter was mailed to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208675619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a payment in amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: After review period comment on 06/XX/2018 reflect home is damage from Hurricane no claim has been filed and borrower intends to repair home.	8/XX/2018	6/XX/2018	0
208675607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  the customer was contacted and given the total amount due, and promise payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670567	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to schedule a payment of $XXfor 8/XX/2018 and  $XXfor 8/XX/2018. The borrower stated is back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208675609	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called because her payment didn't post. She was informed the payment made was a partial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672524	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Customer called in regarding final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208675611	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208674496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Agent advised borrower of total amount due and that there is a remaining balance in the amount of $XXom previous late fees. Agent attempted to set up payment for borrower but she declined and stated that she will go online and make payment on 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674495	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower contact to request tax information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Chapter 13 filed and still active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208672401	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  borrower made payment and discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670647	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make a payment. The notes indicate that the borrower is in the process of applying for a modification and advised of documents needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670650	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was given account details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672408	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower is working on obtaining general contractor to complete repairs covered by home owners insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called stating that we keep calling her when she advised us not to as she will make the payment by the 15th of each month. I advised her that we called because the payments are due the 1st of every month and we are trying to have her avoid a late fee. The borrower processed an arranged payment for 4/XX/18 in the amount of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670654	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower contact made and payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and questioned the late fees on the account. The representative went over all the information. The borrower advised will send the additional money with the August payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to make a payment, no reason for default given expect borrower paycheck was held up.  Per the commentary it appears the borrower had a prior modification completed; however, the details were not listed in the comments provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2017.  The proof of claim was filed 10/XX/2015.  A motion for relief was filed 10/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674217	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Called borrower for payment was advised will make payment on 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674221	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make the June monthly payment and will pay July next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208674156	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower indicated he lost his rental income and promised to pay the June, 2017 payment by June 30, 2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674244	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Comments show borrower called in regarding payment delinquency. The borrower didn't understand why they were such a high payment due. Servicer went over delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674245	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised modification documents still needed to be signed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer contacted the borrower for a payment. The borrower scheduled two payments for 04/XX/2018 and 05/XX/2018. The servicer confirmed the borrower was on an active repayment plan and the borrower scheduled the last two payments to completed the plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674189	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to obtain information on who to contact for a claim for damage.  Servicer provided contact info.  Borrower would not provide further details on damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669471	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke to borrower about total amount due and payment plans.  Borrower said income situation will improve in August. Advised borrower steps needed to cancel PMI.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674191	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called to see if wire was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669548	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower wanted to pay separately, servicer advised that was ok, borrower also inquired about refinancing and modification, also self service options and payment history
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669441	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Authorized third party called to find out why still showing past due after 7/XX/18 payment made.  Advised the 10/2016 payment not made which is what caused the loan t be past due.  3rd party stated will speak with borrower and call back 7/18 to make payment of total amount due including fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208669447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  08/XX/2018 Association Master expiration reminder notice was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called in 11/XX/2017 to get help to reset his online password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672654	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675999	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  The borrower called on 06/XX/2018 to discuss the account status and decline the repayment plan offered to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The notes on 06/XX/2015 stating the loan was in bankruptcy. There was no mention of the bankruptcy being closed. The comments did not provide the chapter, case number, or filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208672624	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contacted lender and stated the reason for default was excessive obligation and wanted to make a payment. Borrower also inquired on ACH and it was in the process to be effective 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower advised that the hardship is due to illness of a child and an increase in medical expenses since 08/2017.  There was no medical insurance at the time of illness and this has been corrected.  The customer advised that the medications will continue to decrease and expects to complete an auto loan in 08/2018.  The borrower will have unlimited overtime starting in 05/2018 and intends to work 10-15 hours of overtime weekly between now and 05/2018.  A payment for $XX was scheduled for 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on 09/XX/2016 as the loan was modified.	8/XX/2018	6/XX/2018	0
208676023	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  BORR STS IN THE LAST MONTH HAS  BEEN GOING THRU DIVORCE, INQ ON OPTIONS  ADV TAD $XX PER HIS REQ STS HE IS NEG IN HIS ACCOUNT RIGHT NOW STS ISN'T  LIVING IN THE HOUSE AT THIS TIME WANTING  TO KNOW WHAT CAN BE DONE
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208672740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Per the comments on 1/XX/18, the borrower was calling in to get assistance with the payments that were due on the loan. The borrower indicated that partial payments weren't allowed, and that online payments were not able to be made. The borrower was informed that the online payments couldn't be made due to prior returned checks. The borrower updated banking information and scheduled payments to be made: $XXfor 1/XX/18, and $XXto be made 2/XX/18 and 3/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments from 2/XX/17 indicate the borrower had to stop working and began caring for a parent. Most recent comments indicate the borrower is still a caregiver for the parent and receives weekly income from the insurance company.	8/XX/2018	6/XX/2018	0
208676025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to verify Loan information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer called and spoke with the borrower regarding the May installment and the borrower agreed to set up payment and authorized agent to process payment in amount of $XX The borrower declined  future payments and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208676027	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower inquiry asking if the account has been brought current and if there are any outstanding fee's.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute, advised to send dispute request in writing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672746	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in to change a payment scheduled for March 31 to April 15, 2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672723	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated not able to pay full amount due to other bills. Spouse stated going to make payment of $XXn July and can still make payments while being in a process of review for modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674555	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in and made a payment of 1000.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208674556	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 04/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208670632	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 05/XX/2016 [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Last contact Borrower called into make a payment. Call received from borrower on 08/XX/2018 was to schedule their payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Debt dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  01/XX/2017 Debt dispute received.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208675621	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was told about collection efforts and provided information on the account. Discussed possible programs to help.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Per the comments borrower 1 had filed bankruptcy (12/XX/16) but no information or attorney information provided.	8/XX/2018	6/XX/2018	30
208669647	1	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contact in regards to past due payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208671936	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke to borrower concerning account, borrower stated had made payment online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: 07/XX/2014 comment that borrower is unemployed

							Hazard claim for $XX- work complete	8/XX/2018	6/XX/2018	0
208671911	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Last borrower contact on 09/XX/2017, borrower stated she would be maintaining payments to stay in property; borrower had excessive obligations, due to college tuition for daughter, but everything has been caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: On 09/XX/2017, borrower made a Forbearance payment of $XX9, which states in comments the funds were for reinstatement of loan, which appeared to be 180 days in arrears. Comments show borrower was advised of Foreclosure status, with no sale date. No mention of Foreclosure since, and no mention of Forbearance, Loss Mitigation, or Modification since. Loss Mitigation solicitation letters have been sent to borrower, however, no response shown in collection comments.Loan is currently 30-days past due as of 06/XX/2018;	8/XX/2018	6/XX/2018	60
208671868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called with questions about insurance cancellation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to ask about the modification documents needed for modification, agent advised still need quarterly profit and loss statement signed and dated, no longer need 4506T. Borrower asked about loan status, was advised loan is due for 3/XX/18. Borrower advised is opening a new location and is having a short term hardship, advised hardship should be resolved in about 2 months and advised may not need modification and may not send in documents unless needed. Agent advised there is no danger of foreclosure until loan is 3 months delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670677	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016 [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrowers last contact with servicer was on 04/XX/2018 and the borrower was calling in to state that foreclosure couldn't proceed while in active bankruptcy. Borrower also stated that a payment would be made on account soon. Unable to state when.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2017.  Bankruptcy is still active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208670683	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called concerning the payments made and the letter received, explained funds are in suspense, which were added to the $XXPaid on 8/XX/2017 closed out of the month of July
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208670680	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer missed 1st mod payment and discussed and committed to repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208670661	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 04/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower stated has payment scheduled for 8/XX/2018, will amend date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670670	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670671	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 04/XX/2016 [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Commentary states borrower called in regarding payment history and was advised of modification documents are needed due to the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Confirmed with borrower they are on a repayment plan, final payment in June for $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674326	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Collection call made to borrower.  Set up payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is not available in the information provided.  Borrower stated they did not file a Chapter 7 it was a Chapter 11 and a task was created to send this to research and be treated as a discharge until this was corrected.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208676258	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower was called to discuss the account. Gave the reason for default as the death of a family member. The borrower promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674329	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in and stated will mail in the payment instead of making payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669822	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower contact in regards to  modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669833	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower once called in to advised us that he sent a payment of $XXo our P.O. Box address. I advised the borrower that the payment has not posted to the account. The borrower advised that he will put a stop payment on the check and pay via the intro active voice response system. I warmed transferred the customer to do so.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	30
208669786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Authorized agent of Borrower called inquiring about modification. Called dropped, read dead air script.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Customer made payment. And brought account current customer hadn't realized account was past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  no information on bankruptcy other than loan had a reaffirmation completed. need to have more information on the bankruptcy and thee status
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: borrower had file bankruptcy, Reaffirmation completed on the mortgage. Borrower made payment of 2332.76.	8/XX/2018	6/XX/2018	0
208675928	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called to confirm payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: loan is delinquent.	8/XX/2018	6/XX/2018	30
208672186	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower is on a 6 month repayment plan. NOI sent out but no active Foreclosure. Borrower is current on the repayment plan. No bankruptcy filed.	8/XX/2018	5/XX/2018	30
208675916	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Last contact with borrower was on 11/XX/2017 and it was to set up payment for November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208672159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower returned a call and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  RFC: PAYMENT INQUIRY. BORROWER SAID HE SENT HIS PAYMENT ON JUNE 12TH VIA PRIORITY MAIL AND WANTS TO KNOW WHY IT DIDN'T POST  EARLIER.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672161	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Set up payment to bring current and avoid foreclosure. Advised about auto pay option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672903	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was advised of amount due and said payment would be made on Wednesday.  Call was then disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672905	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Many attempts to contact the borrower have been made after the loan was modified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672904	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2003.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2003 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  latest RFD was due to illness of mother, however, evidence that several collection calls have been made but, no successful contact made. Delinquent notice 06/XX/18. late notice sent 06/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672834	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 09/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in states no longer represented by attorney borrower states made payment for $XXsterday and wanted to know if payment cleared.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  The bankruptcy was dismissed on 01/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674293	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 08/XX/2016 [3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 08/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Six month repayment plan established.  Final payment due 12/XX/18.  Payment for $XXeduled for 7/XX/18; $XXset for 8/XX/18, and; $XXscheduled for 9/XX/18.  Hardship began 6 months ago when the home was flooded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Forbearance comments provided.	8/XX/2018	7/XX/2018	30
208674298	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 09/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Went over TAD, pay history, adv has been modified 4xs already will not be able to modify again if gets behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674127	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower was unemployed when contacted on 02/XX/2018, and intention is to keep property.  Last contact 04/XX/2018, employment is undetermined, however aware of payment plan in effect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670656	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  per the comments on 5/XX/18, the borrower called in to arrange a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The comments on 5/XX/17 mention that the servicer advised the borrower of the reaffirmation process. There are no details on the bankruptcy filing.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Per the commentary, the borrower is aware the account has been running a month behind on the payments. The borrower has been calling in each month to arrange for a payment to be made via speed pay. Comments indicate that the borrower has a XXbusiness, however, it appears this is not the main source of income, and is new per the comments on 8/XX/16. The comments on 9/XX/16 indicate the borrower was beginning a new job in October. Per the comments, it appears there was a bankruptcy filing, but there are no details. It appears the bankruptcy was filed prior to the servicing transfer. The comments provided do not contain a full 36 months for review.	8/XX/2018	6/XX/2018	60
208675550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  Call was to verify the mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208670118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in inquiring on past due and the agent advised borrower account is past due and is on a repayment plan. The agent sent borrower ACH form. The default reason is noted as payment adjustment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower processed a speedpay payment of $XXor 12/XX/2017 and 2 payments of $XXor 01/XX/2018 and 02/XX/2018. Borrower mentioned curtailment of income for delinquency reason.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208676295	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower requested a streamline modification; borrower reported unexpected expenses the previous month and inability to bring loan current at this time.  The agent explained financial documents would need to be submitted in order to complete a modification review.  The borrower authorized a payment in the amount of $XX  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674616	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke to borrower concerning past due account, borrower stated they have had several home repairs and daughter has been ill.  Borrower accepted a 6 month payment plan of $XXo bring the account current, advised would receive the plan in writing by mail.  Borrower made a payment of $XXnd set up 2 future payments of $XX/5 and $XX/05. The borrower called 7/XX/2018 to set up payments; speed payments taken in the amount of  $XXor 7/XX/2018, 8/XX/2018 and 9/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208674563	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower wants to be in a payment plan. Loan is current. No foreclosure, No Bankruptcy,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower wants to be in a payment plan. Loan is current. No foreclosure, No Bankruptcy,	8/XX/2018	7/XX/2018	30
208674568	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower, advised borrower of TAD that is due as of today and he wanted to do the RPP and we set up the RPP and set the first three payment, financials was done
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208676284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  No attempts to contact borrower. Borrower calls into office. 06/XX/2016 comments state the word discharge and how his lien could be handled however, there is no bankruptcy information to validate the no contact attempts. The borrower called 7/XX/2018 about change in payment amount. Servicer advised the loan has been one month behind since 2016; borrower believed the payment had been misapplied. Servicer gave the borrower the correspondence fax number to dispute the payment information. Servicer also explained the escrow account and the breakdown of  the monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674505	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: PAYMENT INQUIRY BC SCRIPTING          READ. BORR IS FOLLOWING-UP IN REGARDS TO  HER RPP SET-UP IN DECEMBER. BORR ADV THAT          SHE RECIEVED AN NOI EVEN THOUGH SHE HAS             THE RPP. ADV NOI IS SENT BY DEFAULT -  HOWEVER THE PLAN PROTECTS THE HOME FROM            NOI EXPIRATION DATE OF 2/XX/2017. BORR              MENTIONED SHE IS BEHIND DUE TO ILLNESS OF  HER FATHER WHICH IS ONGONIG. CONFIRMED RPP         PAYMENT IAO $XXFOR JAN, FEBUARY AND           MARCH. ADV NO FUTURE DATED PAYMENTS - AND  THAT THESE WERE SCHEDULED FOR THE 30TH OF          EACH CORRESPONDING MONTH. BORR ADV THAT             SHE WILL MAKE THIS PAYMENT LATER TODAY -  OR AT LEAST BY THE 30TH. ADRESSED CALL.            RECAP. - USER: TSEEVERS 01/XX/2017 10:58AM          (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674448	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower advised of curtailment of income, asked for late fees to be waived but refused to set up payment or provide financials
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called in to make payment in the amount of $XXand agent was able to create repayment plan for 6 months in the amount of $XX Agent advised borrower to make payments as close as he can to the 1st so that the repayment plan would not break. Agent was able to secure payment in the amount of $XXto be processed on 12/XX/17 as well as the following 2 additional payments:
$XXto be processed on 1/XX/2018
$XXto be processed on 2/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674435	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  BORROWER STATED THAT SHE HAS SENT HER PAYMENT IN FROM HER BANK AND IT HAS ALREADY BEEN TAKEN OUT OF HER ACCOUNT BUT SHE DOES NOT KNOW WHEN SHE SCHEDULED IT.  ADVISED BORROWER WE HAVE RECEIVED FUNDS TODAY.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674438	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  5/XX/2018 - Workflow Review Declined E Modification Due To Borrower Intent; Separate Disaster Interview Taken Place After Trial Approval Stated Intent To Bring Loan Current; Loan Is Now Current And Borrower Has Resumed Making Regular Installment Payments.

5/XX/2018 - Hazard Claims Unable To Contact Borrower ***Property Loss Notes*** Called:Borrower @ 5613517784 Left Voice Mail Explaning Missing Docs Next Step: Pending Claim Check And Adj Rpt To Confirm Loss Amount

3/XX/2018 - Spoke With Borrower Ssn1: Verified Ssn Demo Verify: 30 Day Rule Occupancy: 30 Day Rule - Reason For Call- : Tax Form Inquiry -Reason For Default: Not Applicable Established Rpc Advised - Reason For Call- He Has Not Received His 1098 Advised It Can Be Retrieved At XX In Taxes And Insurance Tab Borrower Stated He Is Not Registered Advised Request Has Been Submitted To Have 1098 Tax Form Mailed Out Ref Spay Set For Total Amount Due - At $XXs Advised Of Calls And Notices Recapped.

2/XX/2018 - Spole With Borrower Ssn1: Verified Ssn Demo Verify: Verified Information Occupancy: Owner Occupied - Reason For Call- : Payment Inquiry -Reason For Default: Casualty Loss Advised Total Amount Due - Of $XXAdvised Grace Period 15 Advised Grace Period, Due Date, Consequences, Expectations And Next Steps. No Further Questions, Addressed Concerns, Recapped Call. Borrower Stated That He Was Calling In Reference To Payments That Borrower Stated That He Wanted To Sched On The Account. Advised Borrower Of Forbearance Guidelines. Advised Borrower Of Current Forbearance: 11/XX/17-4/XX/18. Borrower Confirmed Casualty Loss For -Reason For Default. Advised Borrower Of Self Service Options. Advised Borrower Of Ach And Benefits. Advised Borrower Of Total Amount Due - , Lt Fees And Neg Cred Rep. Advised Borrower Of Www.XX. Borrower Stated That He Would Like To Make A Payment In The Amount Of $XX($XXrom Seperate Accounts). Advised Borrower That XX No Longer Accepts Credit Or Debit Card Payments. Advised Borrower Of Amount Left No Later Than 4/XX/18. Advised Borrower Of Servicers Next Steps. Advised Borrower Of Tparty Payments On Behalf Of Account. Advised Borrower Of Remaining Balance To Complete Forbearance Agreement. Borrower Gave Permission And Ver Banking Info To Sched Payment. Advised Borrower Of Other Options. Advised Borrower Of Www.XX. Recapped **Nsn: Borrower Intentions Are To Make Payments Online After Forbearance Period Has Ended And Loan Has Been Brought Current** **Nsn: Advised Borrower Of Next Steps After Forbearance Period Has Expired** **Nsn: Borrower Stated That Third party May Call In To Make A Payment Towards The Loan** *Processed Spay1: $XX/2018 Conf#: XX Fee: $XX State
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669955	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in to verify May payments was received, advised we have not received it, borrower will contact their bank
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669959	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower was contacted and advised will make payment by the end of the month, disconnected call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to make payment,No options discussed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669957	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  1/XX/2018 - verified attorney information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 6/XX/2014 - comment pending for original allonge on title. No later comments if resolved.

							Bankruptcy filing date unknown	8/XX/2018	7/XX/2018	Bankruptcy
208669891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last comment indicates borrower requested payoff 5/XX/2018. Mortgage 30 days past at time of last comment. No RFD in comments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669900	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The co-borrower called and verified not included in bankruptcy and not represented by attorney.  The call was to make payments for two months on 6/XX/18.  The caller also wanted to check status of what is owed on account.  The caller was concerned because had been on hold for 20 minutes and was hung up on before.  The agent apologized and placed borrower on hold and provided amount due with and without fees.  The call then dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2016.  \
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208669896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower contact in regards to pass due balance due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208672343	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower states reason for default due to illness. Made payment $XX Discussed ways to bring account current. Repayment Plan established.
Spoke with borrower and advised account is current. Agent advised next payment due is April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments through 07/XX/2018. Review time 06/XX/2018-08/XX/2018	8/XX/2018	7/XX/2018	30
208672891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Discussed financial hardship due to illness. Borrower received loan modification documents.

Borrower in process of loan modification approval. No comments if borrower is approved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower verified their information and stated they had an illness.  They updated their financials and were advised of the total amount due.  They then scheduled a payment of $XX for 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  BORROWER  GAVE  ONE-TIME AUTHORIZATION TO SPEAK WITH 3RD PARTY, FLORENCE MAST, HIS BANKER ON THE PHONE. BORROWER HAS A NOTICE OF INTENT FROM JAN 2018 AND  WANTS TO KNOW WHY STATING THAT HE MAKES PAYMENTS EACH MONTH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower gave verbal authorization to speak with spouse. Authorized party stated they were XXand that was the reason they fell behind, but business is picking up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and made a payment over the phone.  The borrower declined to set up future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672447	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called to advise he is disputing a payment and the payment was applied to his escrow.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicate that borrower called to advise he is disputing a payment that was made over 2 1/2 years ago and never received any documents back in regards in issue. Evidently there was a letter that was sent to borrower and agent advised they could send it out again. The payment that was sent over 2/XX/2 years ago was applied to escrow instead of principal and interest. Borrower escalated to a supervisor. Borrower was threatening to seek legal council.Escalated response sent to borrower. evidently the payment funds were applied only to the escrow account. Supervisor advised as a result the servicer waived all late fees & property perservation fees since the service transfer to XX. Borrower was advised of the total of a escrow refund they receied on 12/XX/2015. Was advised that the borrower would need his written, signed request to proceed with payment reversals and reapplication going back to 1/XX/2015
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Last contact  Servicer  discussed  with Borrower the need to obtain financials to consider for Repayment Plan. Borrower declined to go over Financial  and stated he works in sales and  and does not know his  upcoming pay days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower obtained a Loan Modification 09/2015. Borrower has slow pays after the Loan Modification. Borrower has discussed obtaining a Repayment Plan with Servicer 10/2017, But did not provide financial. The loan is current as of end date of review.	8/XX/2018	6/XX/2018	0
208672422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  TT: CUST1  OB MM GIVEN  DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: COLLECTION CALL RFD: NOT              APPLICABLE TT BORR ADVISE RFC,  GV TAD  $XXBORR STD SHE WORKS A LOT DID HAVE         A SITUATION SOME MONTHS BACK, ADVISE IF             THERE IS A HARDSHIP, BORR STATED NO SHE IS  OK, ANTICIPATES BEING UP TO DATE IN MAY,           GV SELF SERVICE OPTIONS, BORR STD DOES NOT          HAVE  A COMPUTER DIALED: XX -  USER: XX 03/XX/2018 1:26PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in wanting to know why we were calling borrower states PTP $XXn 6/XX/2018 through bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672427	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower needs more time to pay, intended 4/16
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672426	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 A Bankruptcy Periodic letter was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672432	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower stated received a notice from the insurance company; and the agent confirmed the premium for $XXas sent on 06/XX/2017.  The customer is not interested in pursuing the HARP program.  Owner occupancy was verified during the call.  On 01/XX/2017, the hardship was cited as college expenses for child.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Agent advised borrower of total amount due in the amount of $XX Borrower set up 3 payments each in the amount of $XXto be processed on 5/XX/2018, 6/XX/2018 and 7/XX/2018. Agent advised borrower that collection activity will continue until account is brought current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower called in to get information but was advised that they would need authorization from the attorney to give out information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2013.  The borrower filed a chapter 12 bankruptcy.  Not much information was listed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208674432	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 06/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  At last contact, the borrower called in and paid $XXover the phone.  The borrower confirmed the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674437	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 06/XX/2016 [3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 06/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to make two payments and to discuss retention options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208674378	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  contact was made and the current status of the account was provided
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674377	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016 [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in and advised had excessive obligations and wanted to set up on formal repay plan.  Fincials reviewed and borrower was advised that formal repay plan would be mailed.  Borrower scheduled payments of 441.00 for 5/XX/18 and 6/XX/18.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower called to make 3 last payments.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674323	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 08/XX/2016 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in and was advised of the total amount due. The borrower wanted to make a payment in amount of $XXnd stated only has that amount and stated does not know why the payment was not drafted out. The agent advised of the non sufficient funds on the account for insufficient funds . The borrower gave verbal permission to the agent to speak with granddaughter to process installment for today's date. The agent processed payment in amount of $XXnd provided payment confirmation number.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670321	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to request a payoff quote and to have funds applied to payment rather than escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	Bankruptcy
208675572	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contacted on 04062018 regarding payment  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670320	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower contact consists of making payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670324	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to confirm payments sent in were applied to the escrow account. The servicer confirmed $XXnd $XXas applied to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208670269	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower contacted servicer to make a payment of $XXon account for 03/XX/2017. Servicer processed payment and provided borrower with confirmation number. No further contact noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.  No other bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Loan modified prior to review period - 2013	8/XX/2018	8/XX/2018	30
208670265	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Customer advice temporary hardship due to divorce.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208675554	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208670208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to confirm if 4/2018 payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower stated had care repairs and made payment in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Not showing any recent contact with the borrower. Not showing borrower was on any type of formal payment plan. No bankruptcy filed, or foreclosure actions.	8/XX/2018	5/XX/2018	0
208672133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last comment indicates borrower made payment $XX Loans were not doubled as requested, put in request for negative credit reporting reversal on all three loans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower spoke with the servicer regarding a returned payment and informed the servicer that the routing number had been incorrectly entered.The borrower advised that the reason for  default was due to long term unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672097	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower advised would be making payment; Unable to get amount and date prior to call disconnecting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	90
208672769	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY: 30  DAY RULE OCCUPANCY: 30 DAY RULE RFC:               SPEEDPAY REQUEST *READ BC SCRIPTING*                ADVISED GRACE PERIOD, DUE DATE,  CONSEQUENCES, EXPECTATIONS AND NEXT STEPS.         NO FURTHER QUESTIONS, ADDRESSED CONCERNS,           RECAPPED CALL. RFC TO MAKE PAYMENT  40.00  **GAVEBANK INFO VERIFIED NAME OF BANK              ROUTING AND ACCOUNT NUMBER AUTH  SIGNER             AND ADDRESS LOAN #  WANTED TO MAKE SURE  THAT  COVERS NOI ADV YES TOOK PAYMENT ADV          NEXT STEP MAKE SURE PAYMENT CLEARS                  *PROCESSED SPAY1: $XX2018 CONF#:  16589315* - USER: XX 04/XX/2018               3:17PM (PT) Borrower called on 07/XX/2018 borrower advised they would be making the notice of intent amount of $XX by 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208676030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Discuss shortage in escrow account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672758	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  REASON FOR CALL IS TO INQUIRE ABOUT PENDING SPEED PAYMENT.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672757	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in stating changed jobs and had some car problems but trying to get back on track.  A family member is going to bring the loan current and the borrower requested to be removed from the modification process.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing fees applied to the account and requested a breakdown of all fees charged.  A response was sent to the borrower on 10/XX/2017 with the detail of all of the fees.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported damages on 08/XX/2017 as a result of XX.  Damage was noted to the floors and roof.  The borrower noted did not file a claim. No evidence of repairs completed.  On 10/XX/2017 a claim was reported due damage from the neighbor's house fire.  The borrower recieved a claim check that did not require the servicer's endorsement.  The borrower noted on 03/XX/2018 that does not have a copy of the claim check but will try to get a copy.  The claim task remains open on 05/XX/2018 pending the copy of the check.  The details of the fire damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 08/XX/2017. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: FIRE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 ALT PHONE #1: XX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF XX 10/XX/2017 4:27:31 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: FIRE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 ALT PHONE #1: XX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF XX 10/XX/2017 4:27:31 PM Partial Monitor, pending claim check and documents AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	7/XX/2018	30
208672759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to see what next payment amount was. Asked if could make up to 4 payments at a time.  Provided amount and advised of the self service options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674674	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last comment indicates borrower called in to get address to overnight payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208674921	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to request a final inspection
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673893	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Representative called informing past due amount. Borrower was being reviewed for repayment plan however borrower stated not interested. Borrower states will send in 2500.00 on 1/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208674920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower inquired about moving down payment of repayment plan to 06/XX/2018 stating that her job changed and the direct deposit and funds may not be available in time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Per the commentary servicer has been sending the borrower secure emails as a contact.  The last conversation with the borrower was for a speed pay.  The reason for default was listed as excessive obligations.  Per the online writer it appears there was a modification completed around 06/XX/2014; however, the comments provided do not list the details of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673886	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Customer called in 11/XX/2017 because she had locked out of her online account and needed assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called the servicer to review the escrow payment. The servicer advised escrow for taxes is included in the payment, but insurance is not. The servicer urged the borrower to obtain outside insurance. The borrower asked about online payments and then agreed to have one payment processed over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674322	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 08/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 08/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674321	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 08/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 08/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called regarding a letter from the homeowners insurance stating policy was cancelled due to non payment; servicer advised was paid on 08/XX/2018 for $XXServicer contacted insurance company and was advised payment was received 08/XX/2018.  Per commentary 05/XX/2018 borrower stated had to close bank account due to divorce can only pay with credit card at this time, borrower stated he may consider a deed in lieu but was not sure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208674332	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 09/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Agent provided total amount due and referred to last payment received on 2/XX/2018 that was made thru IVR system. Payment in the amount of $XXas secured by agent via Speed-pay with processing date of 3/XX/2018. Borrower refused to go thru financials and declined to have future payments set up. Agent advised borrower that collection activity will continue until account is brought current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208676256	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 08/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 08/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower couldn't confirm banking information, last payment was returned and fees were explained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments through 07/XX/2018. Review covers 06/XX/2018-08/XX/2018.	8/XX/2018	7/XX/2018	0
208672512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 An Account Statement was mailed to the Borrower on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672514	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to payment inquiry.  Borrower was advised of due date, payment amount, and grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669731	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669729	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrowers last contact was on 10/XX/2016. The borrower needed online access reset due to not remembering password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674603	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015 [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Inbound call to move scheduled payment date up to 09/XX/2018
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower indicated funds sent intended for monthly payment was applied to fees, resulting in the account being delinquent.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208669728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower verified their information and stated they will make their payment by Monday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: BKCASE XX BKSD - DEBTOR MISMATCH: BANKRUPTCY FILED BY POSSIBLE SPOUSE, SIBLING O R OTHER 3RD PARTY BK FILER. BK FILER DOES NOT CLAIM AN INTEREST IN OUR COLLATERAL AS PER SCHEDULES A AND OF THE BANKRUPTCY FILING PETITION AND IS NOT LISTED AS A BORROWER ON THE LOAN. FOR THIS REASON,THE B K CODE HAS BEEN REMOVED AS RESEARCH PERAACER HAS DETERMINED THIS IS N OT A VALID BK CASE.( However, bankruptcy periodic is being sent to borrower as of 05/XX/2018. No commentary to support this.)	8/XX/2018	8/XX/2018	0
208674611	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower wanted to make payment to cover June payment that was returned
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675566	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower contact in regards to escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	90
208670305	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called regarding amount due; thought account was current with last payment. Servicer advised of fees on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  CALL CUST STTD RFC WAS BECAUSE SHE WOULD  LIKE TO MAKE 4 MONTHS OF LOAN PAYMENTS OF          $XX**CUST ADV SHE WILL BE CALLING             BACK TOMORROW TO MAKE THE REMAINING  PAYMENTS OF THE LOAN
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675549	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  CUSTOMER CALLING ABOUT A RPP   SHE SETUP AND WOULD LIKE TO SCHEDULE 3  PAYMENTS WANTS TO ADD AN ADDITIONAL AMOUNT TO COVER THE CHANGE IN THE ESCROW . SHE NEEDS TO KNOW HOW MUCH SHE WOULD PAY FOR THE  DIFFERENCE.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Advised borrower that her document and copy of canceled check was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208670142	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to see if they could get a new loan for a different property. Servicer advised they are not a bank, but advised of XXX loan if interested.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2013.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  fee dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: Why are we being asked about this when it states dispute resolved in the issue column? AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	8/XX/2018	8/XX/2018	0
208671803	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 A Bankruptcy Periodic letter was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower completed a Repayment Plan 05/XX/2017 . Borrower is currently 1 month behind. There is not a specific reason for hardship stated in notes.	8/XX/2018	8/XX/2018	0
208671732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower, borrower calling in today in regards to NOI to FC letter, advised borrower of TAD $XXadvised grace period and due date. No further questions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671756	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower needed doc indicating that borrower is only person on loan. Servicer ordered verification of mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671760	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to make payment for March.  Servicer attempted to go over Financials, however  Borrower refused.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower sent in correspondence  in regards to additional fees . Servicer responded back that all fees are valid and were assessed after Reinstatement quote provided to Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower was facing Foreclosure and was able to Reinstate the loan prior to Foreclosure completion. Borrower had some slow pay since Reinstatement.	8/XX/2018	6/XX/2018	0
208671734	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Non auth. 3rd party called in in regards of letter received 06/XX/2018, relationship to borrower daughter, administrator of the trust, requested proper paper work in order to talk to administrator, will fax or mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675816	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Last contact borrower asked about her forbearance payments and a follow up to information about servicer records on a chapter 7 bankruptcy that the borrower said was not hers. Research not yet completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Entered information from a comment from borrower on 03/XX/2018. Servicer has no further information on chapter 13 but claim they have a chapter 7. Still under reasearch.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675813	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised of grace period, due date, consequences, and next steps. Servicer addressed concerns of borrower and recapped call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672418	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Borrower called in  regarding mod status and what to do next since states has completed the trial payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208672420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower calling to make payment and installment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672416	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make a one time payment $XXdue 05/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208672378	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Most recent conversation with borrower was to obtain payment.  Loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan is performing. No active modification noted. Older modification from 2012 noted. No active foreclosure or litigation.	8/XX/2018	7/XX/2018	0
208672553	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in and schedule payment in amount $XX  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments referenced a deceased borrower, however; limited information was provided.	8/XX/2018	7/XX/2018	0
208672515	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208672516	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquired about statement with double payment, servicer explained timing of statements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675969	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Servicer advised borrower of amount due and loan is out of bankruptcy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208672465	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact was made on 6/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower spoke with a servicing agent on 08/XX/2018. During that phone call, the borrower verified the new payment amount for September 2018 based on an escrow analysis that was ran on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672442	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to check on the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  08/XX/2018 A XX Speedpay letter was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower is calling to see what assistance we have available for making the the mortgage payments more affordable and states they received a loss mitigation solicitation and wants to know why. Rep. advised this account is currently showing delinquent as it has been paid at the end of the month since at least December 2016. the borrower asked how they can have an increase in escrow if we sent them back funds for escrow. Rep. advised this is due to them having sent in a full installment amount rather than satisfying the shortage quoted. The borrower states they should be paying less for escrow due to the fact that the escrow analysis shows that they owe $XX home insurance. Rep. states can see that they are only paying $XX insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674605	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 04/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower discussed made arrangement with bank to send payment. He will go to branch to make payment. Advised of ACH option. Income issues. Asked if hazard insurance has been paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674610	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 04/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 04/XX/2016 [3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact was made on 5/XX/2018, in which the borrower scheduled a payment. RFD cited as illness on 04/XX/2018 and 12/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674614	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 05/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 05/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	60
208674543	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 05/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 05/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower wanted to finish paying the loan current, but became confused with the online system. Borrower made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674545	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 05/XX/2016 [3] Collection Comments - Incomplete - [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 05/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called regarding total amount due of $XXand next payment due on 05/XX/2018. Borrower also updated contact phone numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674487	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 05/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674492	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 06/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 06/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrowr called on 05152017 to make inquiry on payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  borrower called to make promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to see if she made a payment this month rep advised no. Rep also advised that  the loan did not start over but extends the terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Review-9/XX/2018-Notes indicate that borrower made a Speedpay payment on 8/XX/2018	8/XX/2018	8/XX/2018	0
208670417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called in with questions regarding insurance claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Account inquiry.  Wanted to find out how much to bring account current.  Advised $XXnd $XXAdvised $XXneed to be paid if  borrower pays the extra $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675590	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  SW/CUST1  READ MM,& ADVSD OPEN CHARGES  OF XX,AND SHE SD THAT HE PAID 803.69          THIS MORNNG ONLINE AT XX. I ASKED           ABT THE REMAINDER SD WLD GET IT BEFORE TE  END OF MTH. I OFFERED TO SETUP SHE                 DECLINED. SD SHE WAS AN IDENPENDENT                 CONTRACTOR AND I ASKED WAS THAT THE RFD  THE CALL UNEXPECTEDLY DISC.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208670419	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Loan is performing.  Most recent contact with borrower was to go over prior payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Commentary states borrower called in regarding payment information. Borrower was advised of options available. Borrower was also notified that communication goes to attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670368	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  01/XX/2018 The borrower called regarding a payment in the amount of $XXthe representative informed him he would receive an emailed confirmation, the borrower confirmed the reason for default was unemployment, he is receiving unemployment benefits and has a couple prospects but no offers as of today. The representative advised the borrower to send in a forbearance package and hardship letter (explaining the unemployment) if accepted for review the account will be protected from foreclosure and will allow the borrower time to find steady employment, if not the borrower may need to consider liquidating options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208670372	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 A Bankruptcy Periodic letter was mailed to the Borrower. On 08/XX/2018 The Borrower called in regarding delinquent payments in the amount of $XXdue by 08/XX/2018, the Borrower stated he would like to make 2 payments within the month of August to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670375	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to discuss options to catch up.  Borrower has already had two modifications.  A repayment plan was discussed.  Servicer advised borrower to gather financials to consider a repayment plan.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208676348	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: As of 08/XX/2018 the borrower was due for the 06/XX/2018 payment; however, it appears a payment was made on 09/XX/2018 for $XX which brought the loan current and due for 10/XX/2018.	8/XX/2018	9/XX/2018	90
208675012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Agent advised borrower of total amount due in the amount of $XX Borrower wanted to set up April payment but agent was able to secure both April and May payments. Agent asked to over financials but borrower declined.
$XXto be processed 4/XX/2018
$XXto be processed 5/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208676340	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674953	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer called and spoke with the borrower and advised of the total amount due and offered to secure payment to avoid the late fee and the borrower stated gets direct deposit tomorrow and call was suddenly dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  BORROWER CAN  NOT MAKE THIS PAYMENT RIGHT NOW AS HIS  BANK ACCOUNT HAS BEEN FROZEN. RAN RE-PAYMENT PLAN NUMBER BY HIM; HE WOULD LIKE TO TALK TO HIS WIFE FIRST.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676335	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower did not want to learn about alternatives to foreclosure but said will pay the mortgage not to go past 45 days delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669562	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to let us know a payment would be made through XX on 08/XX/2018. Will call in on 08/XX/2018 to provide a confirmation number. Agent advised the borrower that need total amount due, not just one payment. The borrower stated would try to get caught up as soon as possible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208674954	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Spoke with the borrower to try and secure a payment, the borrower declined and advise that they will make a payment via bill pay. Discuss the consequences of a late payment. The borrower said the payment will be made by the 20th as he gets paid on the 19th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208669564	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Called borrower and authorized third party answered and proceeded to discuss status of account. Authorized third party said wanted to discuss the upcoming payment changes from escrow and why it increased. Party promised to make a payment, but has to wait for his money to clear..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower called to have the payment scheduled online from the 5th to the 19th. The borrower was advised of the total amount due of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to discuss the processing of most recent payment and was told that the payment was returned. The borrower promised a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208669443	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  CUSTOMER STATES SHE RECEIVED NOI LETTER AND WANTS TO KNOW WHAT IS OWED ON HER  LOAN BECAUSE SHE THOUGHT SHE WAS          CURRENT. ADVISED THE RPP FAILED IN  OCTOBER.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669454	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669459	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  borrower made payment and discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669457	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower was calling to replace returned payment from the previous month and stated that the returned payment was due to a delay with herr check depositing due to a bank holiday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower stated payment should have come out of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671840	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower stated the RFD was due to curtailment of income from fraud to their bank account which has now been solved. The borrower made a payment of $XXor 02/XX/2018 and $XXor 02/XX/2018. Servicer processed payments and advised borrower of late fees for payments made after the 16th of the month. No further borrower contact noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: No evidence of deceased borrower AMC Response: Deceased borrower exception removed.	8/XX/2018	6/XX/2018	30
208671838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671835	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208671797	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to set up payment via speedpay in the amount of $XXto  be processed on 6/XX/2018 to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675827	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by XX. Per borrower, the property was not damaged; but stated had $XX expenses preparing for hurricane.	8/XX/2018	6/XX/2018	0
208671798	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower was advised of total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208671753	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to let the servicer know he made a payment with XX on 07/XX/2018. Borrower stated had to pay taxes that were due in April and caused him to fall behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  per the comments on 5/XX/18, the borrower was contacted for the payment due of $XXto bring the loan current. The borrower advised that a payment of $XXas scheduled for 5/XX/18, and the servicer confirmed the payment. The borrower also indicated that the loan would be set up on auto payments beginning in June. The borrower confirmed the property is a rental and is currently vacant, but the borrower should be able to make the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: SSI and retirement noted for income sources 9/XX/17, as well as rental income. Property is vacant, but maintained by borrower per commentary.	8/XX/2018	6/XX/2018	0
208671730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  03/XX/2018 - Borrower called about making a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last conversation with borrower was on 05/XX/2018 and that was borrower making last payment plan payment and that payment brought account current. Advised borrowers payment reverts to normal for June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Discussed late fee and grace period. Borrower stated will be within grace period next time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  02/XX/2018 -- borrower called and verified account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672469	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. No damage was reported.	8/XX/2018	6/XX/2018	30
208672472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  CUSTOMER CALLED IN  AND  GAVE PERMISSION TO SPEAK TO 3RD PARTY FROM CERTIFIED CREDIT. ASKING FOR LOAN STATUS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208672475	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer informed the borrower on 04/XX/2018 that the total amount due is $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	Bankruptcy
208672452	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to set up pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208672434	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672451	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  08/XX/2018 A Late Payment notice was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called to inquire about the reinstatement quote. The borrower is working on obtaining the funds for reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Customer discussed the status of the account advised working to bring account current. Customer was impacted by the storm.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669836	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The representative verified occupancy, advised of the grace period and scheduled the borrower's payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower is doing a modification. No bankruptcy, no foreclosure, unemployed, borrower is not deceased.	8/XX/2018	8/XX/2018	0
208675504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Customer called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669841	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borroweer has not accepted any formal plans.  Borrrower makes payments when she can.  Have not been able to contact borrower since 11/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
							ADDITIONAL INFORMATION: Borrower has shown that they do want tto keep property, but are hard to reach. No active foreclosure , and no bankruptcy filed. No formal repayment plan set up. Borrower is delinquent.	8/XX/2018	7/XX/2018	30
208669853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to inquire about the Repayment Plan payment due and advised that he intends to bring the loan current around 7/4 by using his 401k funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669800	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower stated that they made their payment and the agent advised that this payment had been returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208669746	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to inquire about the hazard insurance payment and was told that it had been paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2017.  The proof of claim was filed 01/XX/2013.  dismissed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Bankruptcy comments are provided.	8/XX/2018	6/XX/2018	60
208676189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  RFD BORR STATED IS DUE TO BEING ON           COMMISION AND THAT HE DONT GET HIS                  COMMISION SALES TILL THE 20TH OF THE MONTH  AND ON 15TH AND THE 30TH GETS 300 BEFORE           TAXES AS A TOKEN TO HELP WITH EXPENSES              THAT COMES OUT OF THE SALES-BORR STATED  APPROX 6 MONTHS AGO HE LOST A COUPLE ACCTS         AND HAS LOST OUT ON 1000.00 A MONTH FOR             THE LAST 6 MONTHS-BORR STATED HE IS HAVING  TROUBLE GETTING BACK IN GRACE DUE TO NOT           ABLE TO MAKE A DOUBLE-BORR STATED HE IS             WORKING TO TRY AND GET THE FEES AND THE  LOAN BACK IN GRACE IS HIS GOAL-**
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called because they were locked out of online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower advised the client that they mailed in a payment and intend to also send in May's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There are comments outside the scope that show the borrower had a prior discharged bankruptcy, but details of this bankruptcy were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673836	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208673832	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower wanted to bring account current and made a payment of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower fell behind due to home repairs. Borrower had to borrow money to repair home. Agent advised Modification to save home.	8/XX/2018	4/XX/2018	30
208672685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower contact to request verification of mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672684	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in with a payment inquiry and was advised the loan is next due for 04/XX/2018. The servicer advised the disaster forbearance plan ends in April and processed a request to send out the payment history and a payoff statement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputed the payment history and claimed the loan was not behind. The servicer advised the loan has been rolling delinquent for some time and is currently due for 02/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/XX/2017 due to XX.  Damage was noted to the roof and the when the kitchen sink is turned on the water leaks in the bathroom.  The borrower noted did not file a claim and there is no evidence of repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 10/XX/2017.	8/XX/2018	6/XX/2018	0
208672674	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower called to get assistance with unlocking the online account and made a payment for $XX. A future payment was also set up for $XX to be drafted on 7/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208675991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower needed to know any 30 day lates in the last 12 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675997	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  TT: CUST1 SSN1: VERIFIED SSN RFC: OTHER  RFD: NOT APPLICABLE  ADV TAD OF $XX          ADV UPB OF $XX9BORR STT THAT HE GOT           LOCKED OUT OF XX  ACCOUNT...CONFIRMED EMAIL AND                      USERNAME...**ALLOWED PASSWORD                       RESET**...CONFIRMED THAT BORROWER WAS ABLE  TO GET INTO XX...BORR ASKED ABOTU         UPB.....ADV BORR THAT HE CAN ORDER PAYOFF           ON XX.CMO TO BE DELIVERED TO THE  WEBSITE...I ASKED BORR WHEN WE WILL                RECIEVE PAYMENT...BORR STT THAT WE WILL             GET PAYMENT SOON...LINE DROPPED BEFORE  CALL FLOW COULD BE COMPLETED... - USER:            XX 05/XX/2018 4:42PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672646	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower logged on to website paying the payment due 7/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower called to change scheduled payment to 12/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower discussed the due date, consequences, expectations and next steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loss mitigation comments provided.	8/XX/2018	6/XX/2018	0
208672736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made a payment of $XXor 04/XX/2018 and wanted to send in extra money to go towards principal each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674766	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The Borrower stated that they needed to make a payment.  Borrower was advised that they would not be able to schedule a payment and was provided an address to mail in the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672709	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674714	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower's spouse called to change payment from 8/15 to 8/30 due to husband's self-employment. She was advised of late fees, and promised to get ahead of payments in the future in order to avoid late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674665	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016 [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The surviving borrower indicated that they are receiving short-term disability due to a work-related injury.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Customer contact comments on 11/XX/2016 indicate that the surviving borrower is ill.	8/XX/2018	9/XX/2018	30
208674663	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to see if the payment they made through the IVR went through. Borrower has a payment for $XXor 6/XX/2018, will call back by 6/XX/2018, to discuss a possible repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672711	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674666	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Last comments indicate borrower 1 month past due, however, pay history indicates borrower made payment $XX5/XX/2018 to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208674116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer informed the borrower on 06/XX/2018 that the total amount due is $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674120	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Spoke with borrower, customer called to see how to send back final mod docs, advised customer that he will need to put the docs in the prepaid fedex package
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208669772	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last  contact Borrower  1 informed Servicer  that a Bankruptcy has been filed. Borrower 1 is no longer married to Borrower 2. Borrower 1 inquired about what payment was due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX7.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.  Chapter & Bankruptcy was filed for One of Two Borrowers only.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower 1 makes Bi-Weekly payments. Borrower 2 filed Bankruptcy and the Borrowers and is a Non Owner Occupant. No Loss Mitigation activity during the scope of this review.	8/XX/2018	6/XX/2018	30
208669773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower advised the reason for default is marital issues and illness resulting in not working, borrower does not know the duration of the hardship. Agent advised borrower of expectations and consequences and attempted to update finances, borrower advised unable to continue call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674063	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to see if RI payment has been received. Excessive obligations due to son's legal problems
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669722	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Contact with third party states cannot talk right now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-CL7.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is evidence of reaffirmation.  The comments on 8/XX/17 indicate the reaffirmation agreement was faxed to the borrower's attorney
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Comments through 07/XX/2018. Review covers 06/XX/2018-08/XX/2018.
							Borrower's preferred language is Spanish.	8/XX/2018	7/XX/2018	30
208674067	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  06/XX/2017 Authorized Attorney placed conference call with the Borrower updated payment schedule on 06/XX/2017 moved to 06/XX/2017 in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208669725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  BORROWER ADVISED  THAT SHE WANTED TO SCHEDULE HER NEXT PAYMENT ON THE RPP.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669726	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make the May payment, stated didn't have the funds in the bank for the auto draft, advised payment was posted on 5/20, borrower will contact bank and if payment was not honored will call back to make the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: borrower is on repayment plan. as of 7/XX/18 due 15443.03 for 6/XX/2018.	8/XX/2018	6/XX/2018	30
208669634	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called and wanted to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number utd.  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed 11/XX/2016.  No other information available in file
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669580	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  02/XX/2018 - Borrower called - received payment coupon - currently in review for a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670698	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 08/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer advised the borrower of the total amount due of 1777.19 and servicer advised of the payment guidelines.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669584	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower promised to mail in total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208669583	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  08/XX/2018 A Bankruptcy Periodic letter was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	90
208670690	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 05/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to obtain information of getting a copy of the 1098 to complete taxes, referred to www.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208670691	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016 [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in because he had questions about the notice of intent he received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675628	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower changed date of phone payment from 07/28 to 08/14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672275	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Discussed with borrower payment arrangements. Borrower has to wait until SSI is received prior to making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208672274	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Authorized 3rd party requested to know tthe principal balance due on the account. Agent assisted and call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments indicate servicer knew of chapter 7 filed, case number XX. No known filing or dismissal/discharge/relief granted date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called on 07/XX/2018, confirmed owner occupancy, updated address, and verified that the account was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672200	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower verified their information and stated the home is tenant occupied.  They discussed modification options and stated they are seeking a rental company to assist them and cure the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672199	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Last comments indicate mortgage 30 days delinquent. No borrower contact since 2/XX/2018. Comments do not indicate programs/options discussed with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: Unable to confirm title issue activity on the loan with the information provided.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: loan reporting to MI company. numerous attempts to contact borrrower, but with no response.	8/XX/2018	6/XX/2018	30
208675915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in inquiring about the total amount due, stated that hours had been cut at work but should be picking up. Plans on bringing the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  05/XX/2018 inbound call borrower called in to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672183	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to set up a payment in amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower was contacted and borrower stated should not be due until July.  Servicer advised that double payment made 04/XX/2018 was for April and May.  Servicer advised borrower that a loan history would be sent for borrower's review.  Borrower noted on 11/XX/2016 that second check of month is a larger check since it contains commission.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Talk to borrower about TAD borrower made payment for 6/XX/2018 borrower states will refinance soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672129	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Tbe borrower explained they receive funds towards the end of the month, which causes them to be late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672089	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  Borrower indicated the loan would be brought current and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208676273	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  08/XX/2018 XX Insurance premium amount due $XXffective date  09/XX/2018 expiration date 09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674361	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  08/XX/2018 A Late Payment notice was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674311	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  BORR IS ON SHORT TERM DISABILITY DUE TO  ILLNESS. RFD ILLNESS OF PRINCIPAL BORR.  BORR ADV THAT HE IS A TRUCK DRIVER AND HIS         DOT CERT IS PENDING DUE TO THE ILLNESS.   BORR ADV THAT HE IS NEEDING A NEW MACHINE  TO HELP CONTINUE WITH THE APPROVAL FOR MED         CERT WHICH WAS APPROVED BUT NEEDS FURTHER  APPROVAL. BORR ADV THAT SHORT TERM  DISABILITY NEEDED TO VERIFY EVERYTHING SO          THE MONTH IS CURRENTLY PENDING ON WHEN  THEY WILL RELEASE THE FUNDS TO HIM. BORR  ADV THAT IT STARTED THE 11/03. BORR ADV IT         WILL BE ABOUT 60% OF HIS SALARY. BORR ADV   THAT HE DOES NOT HAVE ENOUGH TO COVER THE  PAYMENT THIS MONTH. BORR ADV HOPING TO GO          BACK TO WORK 12/18. ADV OF SEEING NOTES             FROM 11/15 ABOUT TRYING TO DEFER PAYMENTS.  **UPDATED FINS** BORR ADV THE 2700 HE              DOESN'T KNOW WHAT THAT IS. BORR ADV THAT            HE USUALLY BRINGS HOME ABOUT 1260 A WEEK.  BORR ADV THAT HIM AND BORR2 ARE DIVORCED           AND HE HAS NOT REFINANCED. BORR ADV THAT            HE HAD NO INCOME COMING IN THIS MONTH.   BORR ADV ALL VACATION TIME WAS USED PRIOR          TO THE ISSUES. BORR ADV THAT HE HAS 3               MORTGAGES AND ONE IS SHARED THAT THEY   TRADE OFF 6 MONTHS AT A TIME. BORR ADV             THAT NOV IS IS LAST PAYMENT FOR THE 6               MONTHS. BORR ADV THAT HE WILL GET BACK PAY   FROM 11/03 TO WHENEVER THEY RELEASE THE            MONEY **CHECK IN WITH S BLISS** **DELETED           PAYMENT FOR 11/30 1753.51 DUE TO NOT BEING   ABLE TO MAKE THE PAYMENT** ADV OF NEEDING          TO APPLY FOR UE FB. ADV OF THE UBAF. ADV            OF THE WAY UE FB WORKS. ADV OF COLLECTION   CALLS AND DELINQUENCY NOTICES CONTINUED.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208674309	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called with authorized third party to get account status and balance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208676252	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower thought too much was drafted for last payment and discussed plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674286	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Discussed total amount . Borrower lost second job and had not been able to replace it reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208676234	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Servicer advised the total amount due is $XX  Borrower stated payment was mailed on 04/XX/2018.  Servicer advised would note the account.  Servicer advised a payment increase effective 06/XX/2018 due to property tax increase.  Servicer advised of payment options available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670025	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The servicer called and spoke with the borrower and advised of the total amount due of $XX The borrower stated plans on making payment on 02/XX/2018 when gets paid. The agent asked what happened in August and September that caused account to fall behind and the borrower stated not receiving help from spouse and is trying to do it on own. The agent noted that financials updated on 01/XX/2018 shows negative and advised could transfer to specialist to go over options however, the borrower declined and committed to calling back tomorrow as was driving.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: May 2018 payment made 6/XX/18	8/XX/2018	8/XX/2018	30
208670031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in and advised is trying to go to Court to have Co-borrower removed from Title. Borrower need a Verification of Mortgage to prove has been paying.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  BORR1 STATED THAT BORR2 IS GENERALLY THE PRIMARY PERSONTHAT MAKES PAYMENTS ONTHIS ACCOUNT. OPENEDTASK TO REVERSE MONEY IAO$XXROM PRINCIPAL ACCOUNT TO BE APPLIED TO OCTOBERINSTALLMENT TAD$XXEMOVING ALL LATEFEES AGAINST THIS ACCOUNT,APPLYING THE DIFFERENCE IAO$XXO ESCROW, THEREMAINDER IAO$XX PRINCIPAL, ADVBORR1 OF ADDITIONAL SELF HELP PAYMENT OPTIONS
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669969	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  There was an outbound call made to the borrower.  The borrower was late due to his self-employment business failing.  Per only docmentation received for review period ending 08/XX/2018, appears servicer only tries to contact the borrower through emails and vice versa for the borrower.  Last email comment was sent 08/XX/2018 when the new billing statement was sent to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/2017; no evidence of damages.	8/XX/2018	4/XX/2018	0
208669976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact was made on 6/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669967	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2015.  Borrower had a bankruptcy, however the bankruptcy was discharged and mortgage was reaffirmed. borrower is making payments, can not verify if borrower is working. Wants to dispute late payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower had a bankruptcy, however the bankruptcy was discharged and mortgage was reaffirmed. borrower is making payments, can not verify if borrower is working. Wants to dispute late payments.	8/XX/2018	7/XX/2018	30
208675513	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower was advised the bank returned their check. The borrower advised they will check on the return payment as they were not aware. The borrower advised they were driving and they would call back once they check on their bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower had trouble getting online and is frustrated by fees and was expecting explanation for fees. Borrower stated he would call back and would set up auto pay at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The borrower stated on 11/XX/2015 that he had roof problems and now has mold. However, there have been no additional claims filed.	8/XX/2018	7/XX/2018	0
208673859	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower contact in regards to verifying mailing address
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower discussed the payment which was returned on 11/XX/2015 due to insufficient funds.  A replacement payment was promised.  The agent confirmed that the hardship of reduced income was short term.  Options such as modification and repayment plans were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower spouse called in .  Authorized 3rd party receive past due letter and wanted to bring account current.  Borrower made speed pay of 3054.04 effective 5/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674805	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated they got behind but mailed a payment for $XXorrower stated the reason for default was due to car repairs. Borrower advised they will mail another check on 08/03 and 09/03 for $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Comments dated on 10/XX/2017 state; Possible Borrower Death Unconfirmed by Veri-Tax. Comments on 10/XX/2017 state sister is executor and was advised to send in death certificate and fidiciary documents. Date of Death not provided. 09/XX/2018 XX Response: No confirmation received of deceased borrower. Last call was verified cust in July. No contact since. AMC Response: Deceased borrower exception removed.	8/XX/2018	9/XX/2018	30
208674757	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called and gave verbal promise to make payment on 06/XX/18 $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	90
208674173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The property is owner occupied.  The borrower had questions about insurance and the decrease in flood insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower has excessive obligations since spouse left, however, said can afford the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower is perpetually late, but has made up the payments and is current;	8/XX/2018	6/XX/2018	0
208669930	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  per the comments on 11/XX/17, the borrower called in to arrange for the November payment in the amount of $XX The servicer verified the banking information and the payment was scheduled to be made on 11/XX/17. The comments indicate the December payment would resume via ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: There has been no successful contact with the borrower since 7/XX/17.	8/XX/2018	6/XX/2018	60
208669871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower mad e a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  CUSTOMER  CALLING BECAUSE SHE RECEIVED A DEMAND  LETTER AFTER SETTING UP A RPP. ADVISED  THAT AS LONG AS SHE HONORS THE RPP SHE CAN DISREGARD THE DEFAULT LETTER.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669877	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208674180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in to discuss status of account and said had made a payment, but thought it might be returned by the bank. Also, discussed mod or repayments options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208669878	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  CUSTOMER CALLING FOR  PAYMENT INQUIRY.  CALLER NEEDED SPANISH  TRANSLATOR; CALLED PACIFIC INTERPRETERS FERNANDO.              BORROWER IS BEING  REPRESENTED BY ATTORNEY AND VERIFIED  ATTORNEY INFORMATION.. BORROWER STATED HER  MONEY WAS STOLEN AND THAT IS WHY SHE RECEIVED THE BAD CHECK INDICATOR.  ADVISED  BORROWER TO ASK BANK WHAT THEY NEED FROM XX IN ORDER TO SET UP BILL PAY..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	2/XX/2018	30
208669881	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: numerous attempts to reach borrower, but no contact ever made.	8/XX/2018	6/XX/2018	30
208674179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  TT: CUST1  OB MM GIVEN  SSN1: N/A DEMO  VRFY: 30 DAY RULE OCCUPANCY: 30 DAY RULE           RFC: COLLECTION CALL RFD: NOT APPLICABLE            ADV TAD OF $XXV NEXT PMT DUE $XX/XX/2018 ADV LC  ADV GRACE PERIOD 15 *VRFY         HISTORICAL BANKING* ADVISED GRACE PERIOD,           DUE DATE, CONSEQUENCES, EXPECTATIONS AND  NEXT STEPS. NO FURTHER QUESTIONS,                  ADDRESSED CONCERNS, RECAPPED CALL. CUST             SET UP HER MARCH PYMT WITH ME, DECLINED TO  SET UP FUTURE PYMTS TODAY. SHE WAS DRIVING         TO WORK. ADV PYMT DUE ON THE FIRST DAY OF           THE MO, LATE FEES AFTER 16TH AND NEG  CREDIT REPORTING AFTER LAST DAY OF THE MO.         ADV CONF LETTER WILL BE EMAILED TO HER PER          HER REQUEST. ADV XX, ACH. SHE IS  REG AND CHECKED HER ONLINE REG. EVERTHING          FINE. SHE WILL LOOK INTO AUTO PAY. LAST             CONV WAS ON 2/14, WHEN SHE MADE HER FEB  INSTALL. ASKED ABOUT CREDIT REPORTING. ADV         LOAN IS MOD AND IF LOAN IS CURRENT, WILL            BE REPORTED AS CURRENT ON MODIFIED LOAN.  NO OTHER QUESTIONS.  RECAPPED. *PROCESSED          SPAY1: $XXXX/2018 CONF#: 16346258              FEE: $XXE STATE * DIALED:  XX - USER: XX 03/XX/2018              6:04AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called and stated some concerns about the billing statement that they received that showed late fees.  Servicer advised Borrower that this was due to a shortage  because their escrow increased and funds were applied to suspense.  Borrower requested copies of previous modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669821	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Most recent contact with borrower was the borrower inquiring about what appears to be a bankruptcy and was told no attorney on file or authorization.  No further details.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2013.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing payment increase due to escrow amount increase.  This appears to have been resolved.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX  The most recent bankruptcy status is active.  Unable to obtain current status and details within collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Loan appears to be in active bankruptcy. Unable to locate details. Loan is delinquent. Prior modification rejected by borrower. Occupancy is noted in several areas a non-owner occupied.	8/XX/2018	7/XX/2018	Bankruptcy
208669684	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower wanted to change pay date. Made payment arrangements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 3/XX/2014 - comment on XX, but no comments on damage	8/XX/2018	6/XX/2018	30
208669685	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Inbound call requesting waiver of late fees. 6 late fees were waived out of 19 that totaled $XXEVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower didn't realize how late fees were assessed, so requested them to be waived, which they were.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No discharge date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674919	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 09/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Email sent to borrower regarding Terms of Use for for On-line account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Indicated the Likihood of Future Delinquency as Moderate due to the rolling 30 day delinquency; however, borrower is making monthly payments.	8/XX/2018	7/XX/2018	30
208669627	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Customer called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.  Loan not in bankruptcy department any longer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669628	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke to borrower concerning past due account, borrower stated has been dealing with family issues and missed payment and will make a payment online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208675825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to make payment for November and December. Advised of IRS garnishment issue. Working with company, hopefully resolved in January. Stated if not resolved plans on moving out of property and returning property. Stated if have to go that route will call back to discuss deed in lieu or short sale.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower will not be accepting the modification and wants to bring the account current within the month of January.  Processed payment for $XX on 01/XX/2017.  As well as $XXfor the XX  February and March.  Attempted to obtained financials borrower declined at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208671768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Advised borrower of grace period and addressed concerns and borrower is not represented by an attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671738	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  per the comments on 9/XX/15, the borrower called in to confirm the payment of $XXwas scheduled in the speed pay system. The servicer confirmed the payment was present. The borrower indicated that the reason for delinquency at that time was due to being self-employed and the borrower depended on payments from clients. the borrower was reminded of payment expectations and consequences, and declined to set up future payments at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: per the last contact with the borrower on 9/XX/15, the borrower is self-employed. There has been no contact with the borrower since 9/XX/15, and attempts to contact have been unsuccessful.	8/XX/2018	9/XX/2018	30
208675826	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  No contact has been made. Only voicemails. Borrower is making payments. No foreclosure, no bankruptcy. doing a modification..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671695	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower called to confirm payment received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Borrower made payment for $XXed 08/XX/2018.  Borrower was also advised of modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The proof of claim was filed 01/XX/2013.  Last comment mentioned bankruptcy has been discharged and borrower has been unable to access their account online.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called needing assistance accessing online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called regarding letter received for being late.  Borrower  advised that notices will continue as long as loan is delinquent and not to worry as on repay plan.
Borrower made speed pay for 2227.23 effective for 6/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675924	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last comment on 6/XX/2018 indicates borrower setup a one time payment arrangement for her due date to be changed from 06/XX/2018 to 06/XX/2018 for $XX Comment on the account on 1/XX/2018 indicates customer is in an active perm mod that started 3/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to request a tax form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672180	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in to request a verification of mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674599	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015 [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The servicer called and spoke to the borrower in reference to the account being 120 days delinquent. The borrower stated sent in payment in amount of $XXto reinstate the account. The agent advised borrower that the account is due for the September payment and offered to set up the payment. The borrower stated was driving and will call back in to make the payment or will pay online.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower made a verbal payment dispute stating that a payment in amount of $XXwas paid in March and that the issue started with Chase. The agent advised borrower to send in proof to correspondence fax. Appears issue was resolved as no further discussion relating to payment dispute noted.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674591	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  BORROWER IS CALLING         IN TO SET UP PAYMENT FOR APRIL. BORROWER DECLINES LOSS MITT OPTIONS AT THIS  TIME  AND ASKS ABOUT REFINANCING AND  REVERSE MORTGAGE.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674533	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower explained financial hardship and scheduled several payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Borrower has 2 modifications on loan	8/XX/2018	5/XX/2018	0
208674523	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Authorized third party processed a speedpay payment in the amount of $XX Third party stated that they had to replace a water and gas heater.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674521	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Contact attempts have been made from 6/4-7/XX/20189. Borrower never answered. loan is still delinquent .	8/XX/2018	6/XX/2018	0
208674538	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015 [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Last contact Borrower confirmed Bankruptcy Attorney information and discussed a check received by Borrower  in accordance with Escrow Valuation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2015.  A motion for relief was filed 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	Bankruptcy
208674535	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower contact made and payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674418	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact  Servicer discussed payment arrangements with Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208674474	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to discuss the modification/payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674422	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Inbound from borrower - principal borrower is ill and wanted to discuss payment. Borrower set up a payment in amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 07/XX/2016 per comments borrower is unemployed	8/XX/2018	6/XX/2018	0
208675570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The authorized third party spouse called in to see why account was past due and the agent advised of missing payment in November 2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Case terminated 06/XX/2012. The discharge date was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called with ACH questions.  Set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670315	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  8/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $XXon 1/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower stated their income was affected due to XX and did not work for 2 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called regarding the payment, the automated phone system was giving a higher amount, confirmed reason for default was an illness of a family member, reviewed escrow change and processed payment of $XXnext due 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675553	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower advised reason for default was due to illness, declined to review financials and made a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Foreclosure and loss mitigation comments provided.	8/XX/2018	6/XX/2018	30
208670104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  08/XX/2018 A Bankruptcy Periodic letter was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower advised that his RFD was due to a casualty loss. Loss mitigation options were discussed and the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Last contact with borrower was on 04/XX/2018. The borrower stated they were no longer active in Bankruptcy and the borrower would like to go back to receiving their mail. Request was put in by agent to ensure it was cared for.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670077	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX6.  The most recent bankruptcy status is filed/under plan.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2013.  Older bankruptcy outside of review scope noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208673877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Outbound call to the borrower. They made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called regarding payment increase. Servicer advised of new escrow amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673875	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer was advised of payment process procedure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	60
208673879	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called and stated called to make the July payment, borrower stated will mail the September payment. Borrower scheduled a speed-pay for $XX effective 7/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208673873	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called regarding insurance check. Servicer advised where to send and other documents required for claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed 05/XX/2018 for wind damage to the roof and windows that occurred on 04/XX/2018. The borrower noted has a check in the amount of $XXthat needs to be endorsed.  The claim is pending the receipt of funds and documentation.  The damage repair amount is estimated at $XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 04/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEFXXX XX 5/XX/2018 6:04:04 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 04/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF XX 5/XX/2018 6:04:04 PM No AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	6/XX/2018	0
208673865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised that his RFD was due to excessive obligations and will not be able to make the 04/01 payment until May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 06/XX/2015 spouse is not working and not update that they are working again

10/XX/2015 Hazard claim but unclear the damge

							10/XX/2017 deceased borrower - no other information	8/XX/2018	8/XX/2018	0
208673856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676193	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary indicates the borrower's payments made on July 16, 2018 were returned NSF and need to be replaced with certified funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: per the commentary, the borrower is self employed. Due to illness of the borrower, and medical bills, borrower had difficulty making mortgage payments. The borrower is on a repayment plan to cure the delinquency by September 2018. The comments indicate business failure as the reason for default, however, that doesn't appear to be accurate based on the comments that indicate the borrower's illness and inability to work, and additional expenses due to the illness.	8/XX/2018	9/XX/2018	30
208673863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower's wife called in to inquire about the payment amount due (authorized 3rd party).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670042	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to discuss the escrow on loan. Reviewed escrow and new payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The borrower appears to have filed bankruptcy prior to time of scope; no specific information was provided.	8/XX/2018	6/XX/2018	30
208669679	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in to request  a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674961	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 06/XX/2016 [3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 06/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674962	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  A collection call was made to the borrower.  There was a short term hardship due to college expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208674963	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016 [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised of the total amount due and the payments returned for insufficient funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The account was brought current on 06/XX/2018 (after the review period).	8/XX/2018	8/XX/2018	30
208669683	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower inquired about a lletter received; Servicer advised to disregard.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported roof and window damage on 09/XX/2017 due to XX.  The borrower stated a claim was filed.  The commentary dated 02/XX/2018 states the deductible was more than the claim amount.  There is no evidence of the completion of repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017.	8/XX/2018	8/XX/2018	30
208669682	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contact made and payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674975	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 08/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  RFC: COLLECTION CALL. BORROWER STATES SHE IS IN A HURRY AND PLANS TO MAKE THE PAYMENT. . BORROWER DECLINED STATING SHE IS DISPUTING THE FEES ON THE ACCOUNT AND WILL BE SENDING IN THE  REGULAR INSTALLMENT THROUGH HER BILL PAY.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674979	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 08/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 08/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and advised they received a letter stating they owe on the loan. The borrower stated they are confused because they completed a repayment plan. The borrower advised if they are delinquent they would like another repayment plan. The servicer advised after the repayment plan was completed the borrower is one month behind. The servicer advised the borrower they can be set up for a 5 month repayment plan and the borrower agreed to the repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Servicer advised borrower that loan is 8 cents short; borrower said he never received the modification packet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671976	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in because he needed a 1098 form sent to him.  The rep also advised him about his payment always being a month behind.  The reason is because the borrower said a payment was lost.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208671974	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to see why payment not withdrawn fro account. Advised current payment arrangements not made. Made payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan is reflected as delinquent after review period.	8/XX/2018	7/XX/2018	60
208671977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called requesting assistance with making payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated will make 2 payments to get caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Account inquiry.  Called regarding payment setup for may payment.  Setup payment for $XXfor 05/XX/2018.  Advised could post date payment of $XXon 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to go over repayment plan.  Borrower advised that default letters will continue until the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower was current at the time but was calling regarding an insurance claim and wanted to know who they needed to call.  Borrower was provided information and the  call was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower indicates her retirement and SSI were reduced at the beginning of the year and had to pay $XXix a garage door.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  At last contact, the borrower was called and paid $XXn 5/XX/2018 and scheduled $XXor 6/XX/2018 and $XXor 7/XX/2018.  The borrower confirmed the property is owner occupied.  On 7/XX/2017, the state they were self-employed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower confirmed impacted by disaster.  Extension mailed to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  TT: CUST1 DEMO VRFY: VERIFIED INFORMATION  OCCUPANCY: OWNER OCCUPIED RFC: COLLECTION          CALL RFD: OTHER ENGLISH MM, ADV TAD,                CUSOTMER SHCEUDLE A PAYMENT FOR XX FOR  THE MONTH OF FEB, PAYMENT HISTROY, RFD: NO         HARDSHIP GOING ONO, CUSOTMER DENIED TO DO           PAYMENT OVER THE PHONE, CUSOTMER WILL CALL  BACK AND PAY BEFOER THE END OF THE MONTH,          DEMOS, XX ACH, RECAP - USER:               XX 03/XX/2018 1:01PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208670098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  At last contact, the borrower called inquiring about the account status and the 2011 loan modification terms.  The borrower stated they were no longer represented by an attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670061	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Emailed borrower for reminder on the due payment on the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208672249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower discussed the account and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Customer called in to set up payments and inquire about the ACH letter previously requested but not yet received.
6/XX/2018: Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208674754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Payment inquiry - wanted to know when will post. Has not received paycheck. Will try to get 401k funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised of total amount due and stated RFD as curtailment of income.  The borrower stated RFD is resolved and plans on setting up ACH payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made a payment $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674695	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called to receive payoff, verification of mortgage and payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208674644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower on repay plan, advised was sick and spouse had hours cut.  Borrower changed payments and servicer advised of demand letter.  Borrower refuse to set up additional payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674696	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Inbound from the borrower to make speedpay and set up additional payments  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  Per comments two bankruptcies filed, 2008 and 2017 no case numbers provided for either filing.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Per comment 11/XX/2016 borrower is unemployed

No case numbers for bankruptcies.

							No date of death for primary borrower.	8/XX/2018	8/XX/2018	0
208674643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The authorized third party called in to confirm has a payment scheduled for 08/XX/2018 for total amount due and the agent verified that there is a payment scheduled for that date. The agent offered to set up the next two payments and the third party agreed and the agent processed two payments in amount of $XXeach to be drafted on 09/XX/2018 and 10/XX/2018 and provided the payment confirmation numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674648	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was contacted for the payment due and stated they did not want to be called during the grace period and the call was ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208674655	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Notes indicate that borrower advised they paid $XXs another $XXget account current. Agent advised that was to pay the past due balance and was calling about the current payment. Borrower advised she needed to put her son on the phone to have the payment made. Agent advised that borrower needed to be on phone along with son and in doing so, the call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674589	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 10/XX/2015; reason for default: curtailment of income; customer2 called to discuss options to bring the loan current; customer2 stated interested in a 3-month repayment plan; agent scheduled a call back to arrange the repayment plan on October 31st; Speed Pay process for $XXe 10/XX/2015.

On 2/XX/2016; occupancy verified – owner occupied; reason for default: excessive obligation; customer called and stated received a letter in regards to the account being in foreclosure; customer stated wants to keep the home and wanted to discuss options to keep the property; customer stated the reason for default was due to excessive obligation issues with the IRS and the spouse’s paycheck was garnished leaving $XXexpenses; customer stated paid $XXy 2 weeks; customer stated spoke with a prior agent to set up a payment arrangement to being the account current, and that the prior agent was supposed to call back to discuss repayment plan options, per customer did not receive a call back; customer stated is in the process of filing taxes for 2013 and 2015 to resolve everything; agent advised the customer of repayment plan and loan Modification; customer requested to have repayment plan option sent out to the customer; agent submitted the request; customer also stated interested in doing a Modification; agent went over documents that the customer will need to send and the processing review and explained to the customer the Modification is not guaranteed as the customer has had previous Loan Modifications.

On 3/XX/2016; customer called to make a payment for the reinstated amount; agent advised the customer of the amount and the customer stated would wire transfer the amount $XXdate 3/XX/2016.

On 3/XX/2016; customer called back to obtain the city and state code to wire the funds with XX; customer was advised would need to do the wire transfer through the Bank or send certified funds via overnight mail; customer was given wire instructions; agent advised the customer the loan is in foreclosure, but no sale date; customer was advised once the loan is brought current, the next payment due is 4/XX/2016 for $XXcustomer was also advised the loan was transferred to us 10/XX/2015.

On 4/XX/2016; customer called and wanted to know why the billing statement shows the amount due is zero; customer was advised the billing statement was generated during the same time the reinstatement was paid and that the next billing statement will show what is due; customer was advised the account is current and the next month payment due is for April.

On 4/XX/2016; both customers called and wanted to know why the letter they received is showing an amount owned of $XXwhen the loan was just reinstated; agent advised the customers the additional fee appears to be an attorney fee added to the account on 4/XX/2016, but not sure why it was applied after the account was reinstated but could do some research and follow up with them on Monday; customer1 stated would like to make a payment: Speed Pay processed for $XXate 4/XX/2016.

On 4/XX/2016; occupancy verified – owner occupied; customer called wanting to know why the billing statement shows $XXdue on the account; the agent reviewed the account and a fee of $XXs charged to the account; agent advised the customer to send the dispute in writing for the fee on the account.

On 8/XX/2016; customer2 called and agreed to schedule the August payment for 8/XX/2016; Speed Pay processed for $XXate 8/XX/2016.

On 8/XX/2016; customer2 called and wanted to change the arrangement on the file from 8/XX/2016 to 8/XX/2016 due to home repair – the garage door had to be fixed, but the repair has been resolved; customer2 also stated intent is to keep the property.

On 12/XX/2016; reason for default: unemployment; customer called and stated unemployed as of end of November and actively looking for another job, currently working a temporary job; customer was advised of the deficit of $XXon the loan; agent advised the customer of the Modification documents and the customer should receive it in the mail within 10 business days by 1/XX/2017 and must be returned by 1/XX/2017, time frame to review about 30-45 business days and to continue to follow up.

On 1/XX/2017; customer contacted; customer stated is currently trying to modify the loan, but stated has not receive the repayment plan package; agent advised the customer the documents were sent 12/XX/2016; per the customer, did not receive them; agent advised the customer where to print out the Modification documents online to complete and mail back along with proof of income; per the comments, the customer has a long time hardship as laid off/unemployed as of December, but is currently working a temporary job.

On 1/XX/2017; reason for default: curtailment of income; customer called back regarding the online documents and how to complete them; agent directed the customer to the online Tab; customer understood; customer stated reason for default: reduction of income; agent advised the customer that the best option would be the Modification and that there were 3 previous Modification on the loan and that the Modification is not guaranteed; customer understood and stated the will have the Modification to us by 1/XX/2017.

On 1/XX/2017; customer called to see if the uploaded Modification documents have been received; agent advised the customer the documents have been uploaded and received via Website and to continue to follow up every 7-14 business days.

On 2/XX/2017; customer called to check the status of the account; agent advised the customer of the Demand letter sent, amount owned $XXand expired 1/XX/2017; customer stated is doing a Modification and will send the document in by 2/XX/2017.

On 2/XX/2017; customer called to check the Modification loan status and to see if the documents were received; customer was advised the documents were not received and to send in proof of income and the 4506-T form; customer stated can expect the documents back by 2/XX/2017; customer stated reason for default: unemployed from November 2016 to December 2016 and took a $XX cut to currently work a temporary job.

On 4/XX/2017; customer2 called and stated they are going to accept the Trail offer effective 4/XX/2017 for $XX1st Trail payment set up for 4/XX/2017 for $XX

On 5/XX/2017; customer2 called about the Modification payment; customer advised the total amount due $XXand that the 1st Trail payment was set up and to continue to make the Trail payments until the Final Modification is completed; Speed Pay processed for $XXates 5/XX/2017, 6/XX/2017 and 7/XX/2017.

On 6/XX/2017; customer2 called and stated the Modification documents were received and sent back 6/XX/2017; agent confirmed documents received today.

On 8/XX/2017; customer2 called to verify if the total amount due is $XX stated by the automatic payment verification line; customer was advised of the total amount due and Speed Pay payment was taken for $XXate 8/XX/2017.

On 8/XX/2017; customer2 contacted to verify the payments set up for August/September/October for $XXs the payment has changed to $XXper customer2 leave the payments as is.

On 8/XX/2017; customer2 called and wanted to change the September payment to 9/5; customer getting paid on the first of the month.

On 11/XX/2017; customer2 contacted and advised of total amount due $XXSpeed Pay processed for $XXate 11/XX/2017.

On 2/XX/2018; customer contacted and informed of total amount due; last payment received 1/XX/2018 for $XXcustomer stated reason for default: excessive obligations – hardship started 1/2018; stated expenses for furnace about $XX new tires $XXn 3/XX/2018; customer called and stated tried to make a payment online a couple of Fridays ago, but the payment did not go through; customer was advised the payment was not received; Speed Pay processed for $XXdate 3/XX/2018.

On 3/XX/2018; customer called back to change the payment to $XXor today and make the March payment $XXor 3/XX/2018; updated Speed Pay processed for $XXate 3/XX/2018.

On 3/XX/2018; customer called and stated that the payment scheduled on 3/XX/2018 for $XXo cover the March installment would need to be change to 3/XX/2018 to have more time to deposit the spouse’s check in the bank; updated payment date from 3/XX/2018 to 3/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672323	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  CUSTOMER SAID THAT THERE WAS A DOUBLE PAYMENT AT THE END OF APRIL AND THIS CAUSED  HIM TO HAVE A LOW BALANCE FOR THIS                 MONTH. CUSTOMER SAID THAT HE DIDN'T KNOW  THE PAYMENT SET UP BY US FOR 04/XX/2018 WAS  AUTHORIZED. ADVISED NO BALANCE DUE TO MAY AND NEXT PAYMENT DUE BY 06/XX/2018. CUSTOMER DECLINED SETTING UP SPAY FOR JUNE SAYING HE WOULD MAKE ONE ON HIS OWN.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673897	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Recent borrower contact is just to make payment arrangements. Previous contact indicates the borrower was working to get the loan modified. Loan was modified in Feb 2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208673881	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Outbound collection. Advised of total due, $XX. Borrower inquired for April payment. Advised incorrect information. Attempted to update, stated at work and just needed to make payment. Information to update not on hand. Scheduled call back
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute verification sent to XX as 90days past due and XXX as 120 days past due. No additional details provided
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208676198	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Outbound call to collect payment.  Borrower ended call abruptly due to court date, but promise to make payment thereafter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208676202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer one called asking if her account is current. I advised no fees in account. The customer asked how to send funds to principle. I advised the customer the best option is to make monthly payments first and then send in extra funds to principle. I advised they can also send extra funds with monthly payments the same day. The customer understood and had no further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672846	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672848	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower stated was affected by XX and wanted disaster forbearance, home damage but livable. The last contact with the borrower, the borrower was attempting to make payment via debit card which was not an acceptable form of payment, made payment on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to XX.  Damage to awnings, screens and frames, and shutters was noted.  A claim was not filed for reported damage.  There is no evidence the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEFXXX XX 4/XX/2018 9:01:00 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF XX 4/XX/2018 9:01:00 PM no AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	9/XX/2018	0
208672813	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Advised borrower regarding total amount due and amount that goes toward fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Most recent comment is a Bankruptcy Periodic 7/XX/2018. Loan is currently 30 days past due.	8/XX/2018	7/XX/2018	30
208672823	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to ask about feels on statements.  Advised cumulative and can be paid any time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208676247	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 09/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact was made on 5/XX/2018, in which the borrower will make a payment on 5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX DR4337 noted on 09/XX/2017. No damage was reported.	8/XX/2018	6/XX/2018	30
208674288	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  08/XX/2018 A Late Payment notice was mailed to the Borrower on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674291	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The co borrower called to make payment arrangements for this month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2017.  No other information provided in notes.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674170	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  BORROWER STATED PAYMENT SCHEDULED FOR 5/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674172	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Payment arrangements made.  Borrower indicated was unemployed but is going back to work soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	90
208670226	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Call connected borrower.  Agent advised of total amount due.  Call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Advised they will send the borrower an email to have the loan protected under the six month forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208669941	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Talked to customer, verified owner occupied property. Customer needed assistance with setting up online access. Customer stated received insurance claim check to send for endorsement and also expressed intention to retain property. Discussed last escrow analysis and loan details with the customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208676343	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 05/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower made payment and payment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208676344	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 05/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to inquire about the payment increase due to the escrow shortage.  Servicer explained how the shortage is spread over 24 months for minimal impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower is current. In the past did have repayment plans. No bankruptcy ever flied, nor any foreclosure actions taken.	8/XX/2018	6/XX/2018	0
208669946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower spouse called in to discuss demand letter and also to verify payment arrangement has been scheduled for 06/XX/2018. Representative confirmed account is on an active repayment plan and delinquent for $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675029	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 05/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower is not employed. RFD is excessive obligation. Borrower wants to keep home and make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower is not employed. RFD is excessive obligation. Borrower wants to keep home and make payments. No bankruptcy, no foreclosure, No modification.	8/XX/2018	5/XX/2018	30
208672066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in to make last payment on repayment plan. Borrower stated on 08/XX/2016 that borrower lives in property with 2 siblings and has to wait for them to provided their part of payment before making whole payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Notes of 11/XX/2015 indicate Borrower had 3 modifications prior to review period.	8/XX/2018	6/XX/2018	0
208672040	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Customer inquired about could not see payment information from online account and requested total amount due. Advise Customer amount of $XXfor September-October installments and late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208675884	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  02/XX/2018 inbound call borrower inquired about removing bankruptcy off loan, advised borrower to send in affirmation letter
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Reviewed forbearance plan with borrower on 10052017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower reset their password and logged on to the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670438	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to schedule payment for 5/5 to close out the April installment. The borrower stated is able to make two payments within a two week time frame because has funds saved. According to the comments on 8/XX/2018, the borrower called to inquiry about the August payment made on online that appears to be returned by the bank due to an error in locating the account.  Servicer reviewed the account with the borrower; borrower wanted to check with the bank to make sure there are no changes. Borrower stated reason for default is due to the co-borrower's  illness; approximately  $XXn medical bills and not able to work full time. Servicer also advised the borrower of the forced placed insurance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower statement on dispute was not late this many times, maybe a few, but not this many. Needs to be verified/curr account
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208670437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called and stated reason for delinquency was due to unemployment but finally working again. Borrower going to bank to deposit check and will call back later to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to verify his payment for his repayment plan. The servicer advised the borrower of the amount and advised to post-date the checks. The borrower post dated March, April and May payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Customer called to inquire about escrow and why there was a shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower, borrower stated will pay the payment via internet by the 16th iao $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670345	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Talk to borrower states at work can't talk and borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670348	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Customer called to inquire about statement received regarding a past due amount over $XX. Informed customer the amount included payment for July also, customer verified property as owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208673928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675043	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Notes indicate that borrower called to advise that due to checks coming back from bank NSF that they'll be sending payments via wire transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208674988	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The unauthorized spouse advised that the  primary borrower  had recently passed away.  The caller stated that  would not be able to make payment due to state with holding pension check.  The caller will be going to contact a lawyer to help through Probate and assume the loan since was not authorized to pay debts.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Primary Borrower died in 5/17. Last conversation with Surviving Spouse was 6/XX/17. There is a note 6/XX/2017, referencing Death Certificate request #424612914. No further information is provided, but loan is performing. 09/XX/2018 XX Response: Borrower deceased; estate making pmts AMC Response: Deceased borrower exception corrected to a level 1.	8/XX/2018	7/XX/2018	30
208674990	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  CUST CALLED REGARDING MOD.. RFD STTD HAD  HEALTH PROBLEM IN  FEB AND DOCTOR NOT              ALLOWED TO GO BACK FULL TIME HOURS
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan is currently 30 days past due.	8/XX/2018	7/XX/2018	30
208674941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The last contact was made on 3/XX/2018, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675044	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called inquiring about letter received, servicer explained that even while on repayment plan the letters are still generated each month until the loan becomes current.  Per commentary borrower agreed to a repayment plan on 07/XX/2018 for seven months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  5/XX/18:Borrower called to state a payment would be made by 05/XX/2018.  Servicer attempted to discuss options with the borrower which were declined.  Per the commentary the servicer attempted to discuss a repayment plan on 09/XX/2015 which was also decline.  The comments from 08/XX/2015 reflect the borrower was unaware the loan transferred servicers until a note from Safeguard was on the door and lock boxes were on the subject.  Borrower stated discussion was under way with prior servicer for either a modification or repayment plan at time of transfer; however, no commentary was provided reflecting this and no further mention of continuing to pursue options.

07/XX/2018:customer called inquiring about remaining balance for July. payment will be made on 7/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675831	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower was contacted 3/XX/2017 to inquire as to when a payment would be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208675819	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The borrower states he will accept the modification agreement and how to make the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Foreclosure and loss mitigation comments provided.	8/XX/2018	6/XX/2018	30
208675818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower logged on to website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower scheduled a payment for $XXffective for 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Payments are current. Was delinquent due to illness in family. payments are current.	8/XX/2018	7/XX/2018	0
208671722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made verbal promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672500	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower works in XX and when the weather is bad; he cannot work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672503	2	[2] Loan is in Bankruptcy [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The representative discussed the verification of mortgage with the authorized third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208672477	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower logged on to website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208672479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer called the borrower for payment.  The borrower stated last month the payment was late due to issue with car payment and prior to that it was student loan payment.  The agent updated the financial information and the borrower stated payment to be made on the 21st and 2 weeks after that.  The agency agent offered to schedule payments and the borrower asked to be called back in 30 minutes.  The call then went silent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672482	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  . ADV OF TAD. PROCESSED SPAY  FOR 3/23.  BORR DECLINED FUTURE PYMTS.             BORR STATED RFD EXCESSIVE OBLIGATION DUE            TO MEDICAL EXPENSES.  BORR DECLINED  FINANCIALS.  PAYCHECK TIMES ARE                    INCONSISTANT. ADV OF PYMT HISTORY, SELF             SERV OPTIONS. UPDATED DEMOS.  ADV OF  FINANCIAL ASSISTANCE OPTIONS AT WEBSITE.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675971	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Called and spoke with the borrower about making February and March payment. The borrower scheduled a payment in the amount of  $XXor 3/XX/2018 but declined to schedule a future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208672460	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The customer called and scheduled a payment in the amount of $XXIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208674748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The representative discussed the total amount due and insurance related issues with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672457	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Spoke with the borrower, advised of the total amount due, discuss repayment plan but borrower was not approved. Was not able to secure a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208674650	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015 [3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer informed the borrower on 05/XX/2018 that the total amount due is $XX.  Borrower advised that uses settlement funds from government that is received every 6 months to catch up on late payments, no other income expect SSI at the end of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208674656	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in and stated payment was taken out in amount of $XXven though payment was cancelled with bank and payment in suspense. The agent advised that the money will be returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674653	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: OTHER RFD: CURTAILMENT OF             INCOME UPDATED MAIL CODE UPDATED XX CELL REMOVED XX  OT OTHER           PHONE CONFIRMED AVIS ADVSD OF TOTAL DUE             CONFIRMED NO RECENT  CALL ADVSD PAYMENT  DUE 1ST 15 DAY GRACE PERIOD REPORTING TO           CREDIT END OF THE MONTH ADVISED OF                  KNOWYOUROPTIONS.COM HARDSHIP LONG TERM  STATES HOURS CUT IN 7/2016 ADVSD                   COLLECTION EFFORTS WILL CONTINUE RFC                CONFIRMED 110316 DEMAND LETTER SENT  $XX12/XX/16 COMPLETED FINCIALS               DEFICIT(-) $XXDVSD LIQUIDATION                OPTIONS SHORT SALE/MORTGAGE RELEASE ADVSD  MODIFICATION COMPLETED 4/2011 CUSTOMER             STATES FAMILY MEMEBER HELPING COVER NOI             ADDRESSED PURPOSE OF CALL RECAP **PAYMENT  ARRANGEMENT: CUST WILL BILL PAY AMOUNT:            $XXDATE: 12/XX/2016 - USER: XX          12/XX/2016 7:24AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674594	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower's spouse discussed the loan and was advised of amount due, grace period, consequences, expectations and next steps. She declined financials and would not give reason for default. Authorized 3rd party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Loss mitigation comments provided.	8/XX/2018	8/XX/2018	0
208674658	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208671896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower wanted to confirm the loan was not being referred to foreclosure.  The servicer advised they see the borrower completed a repayment plan the prior month. The servicer advised the borrower as long as the loan is not more than 49 days behind they will not receive a notice of intent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208671898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674029	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  08/XX/2018 A Late Payment notice was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674027	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in to make the December payment. The payment was processed next due for January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672844	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Borrowers last contact was on 03/XX/2016 due to recieivng letter stating mortgage payment was over due. Servicing agent advised the letter went out during the same time that borrower made payment. Advised borrower to disregard.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674030	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 01/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in 3/XX/2018 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208676044	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower advised the payment would be made on 04/XX/18 and explained the reason for delinquency was due to their medical condition. The representative went over the delinquency information. The borrower also inquired on their end of the year information which representative provided and advised another form would be mailed to them. The last comment from the contact indicates the borrower was going to call on 04/XX/18 for pre-foreclosure prevention options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy details were not available in the comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674036	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 01/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower was at work requested call back at a later time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower scheduled a payment for $XXffective for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670287	3	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The authorized third party was confused over payment amounts and th escrow shortage.  Was advised how an escrow shortage occurs/works.  Said they would make a payment on the first and fifteenth.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674532	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  Last borrower contact was 11/XX/2015;Borrower was calling because she tried to make payment online, but was kicked out because her password has expired; Borrower stated needing to make payment today and then needs to figure out about a payment that apparently is missing; She stated she had never missed a payment since XX took over servicing;
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208674529	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called in to check on modification status and next steps .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower advised they set up a payment for 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to state she had received billing statement for April.  Representative stated payment was received on 4/XX/18, and that borrower was current for May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208670217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  BORR IS CALLING IN  BECAUSE HE IS LOCKED OUT OF MAKING PAYMENTS ONLINE
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower 2 contacted regarding payments.  Borrower indicated husband was XXand was waiting to get paid.  Borrower indicated payment was just made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674527	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Authorized third party  advised delinquency reason as death of borrower. Third party processed a speedpay in the amount of $XX for 04/XX/2018 and a payment of $XXor 05/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674530	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower received docs re modification and had questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208674464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Last borrower contact was on 08/XX/2017 and the borrower was setting up payments to bring account current..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669936	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called to advise a payment had been mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Talk to borrower states made payment  today and wants to make sure it it applied to payment and not put into suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675066	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208675068	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016 [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  06/XX/2018 - Borrower called regarding past due when account is on auto pay.  Explained February had a payment reversal due to insufficient funds therefore account is consistently behind due to funds being applied to the previous months.
7/XX/2018-Called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670363	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to report hazard claim. Servicer advised of documents needed for claim package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed for wind damage, date of loss 05/XX/2018. Estimate of claim $XX. File is waiting on contractor documents and claim funds. No evidence repairs are completed.  The damage repair amount is estimated at $XX1.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 05/XX/2018 LOSS TYPE: TREE DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX1 ALT PHONE #1: XX CLAIM NUMBER: XX QBEF XX 5/XX/2018 9:14:58 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 05/XX/2018 LOSS TYPE: TREE DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX1 ALT PHONE #1: XX CLAIM NUMBER: XX QBEFXXX XX 5/XX/2018 9:14:58 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	8/XX/2018	0
208670373	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in and spoke with the loss draft department to report a new claim and was advised of the process and of the partially monitored claim and while on hold to transfer borrower to their insurance company the borrower disconnected the call. Prior contact on 04/XX/2018 the borrower stated is XXand business is slow and wanted to check date for payment that is scheduled and the agent advised borrower of the payment amount and date of the draft and the borrower advised wanted to move the date of the draft from 04/XX/2018 to 04/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit bureau dispute  was received and a response was sent on 05/XX/2018
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comment dated 04/XX/2018 reflects insurance claim filed for cause of loss windstorm on date of loss 04/XX/2018 and is not disaster related. The approximate amount of claim is $XX0 and is expected to be a partially monitored claim.  The damage repair amount is estimated at $XX0.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The commentary reflects the property is not in a disaster zone. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: HURRICANE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF XX 10/XX/2016 11:36:59 AM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: HURRICANE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF XX 10/XX/2016 11:36:59 AM 3 claims, pending claim checks and documents AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	6/XX/2018	0
208670318	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208670325	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower advised their spouse handles the account and will call back at a later time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672102	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated they will be making the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208672104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672316	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Per commentary on the last contact borrower paid the loan current, servicer gave borrower modification information but no further comments indicate borrower has pursed the option.  Borrower stated spouse started new job in 10/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments through 07/XX/2018. Review covers 06/XX/2018 - 08/XX/2018	8/XX/2018	7/XX/2018	30
208672321	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Discuss property tax
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670545	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made payment inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer contacted the borrower regarding their monthly payment. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to inquire about seeing amount due and account balance online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  The borrower called in regard to the BK indicated on the loan. They indicated their attorney advised them there was no reaffirmation needed for the state. The representative advise the borrower to send in a written request with the information and request to receive monthly statements. They also inquired on the insurance coverage which the representative advised them to speak with the insurance department in regards to the matter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2014.  The proof of claim was filed 09/XX/2013.  Per comment dated 01/XX/15, there was a prior Chapter 13 that was dismissed on 03/XX/13.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called needing assistance to access online website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in 10300/2018 to make a payment.  " BORR1 STATED SHE HAS IT (IVR) AND AS THERE IS NO PERMISSION TO TALK TO HER I COULD NOT DO ANYTHING"
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669739	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Payment inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.  per the commentary, the bankruptcy was discharged. there is no evidence of reaffirmation, as the commentary indicates the attorney would need to re-open the bankruptcy case to file the reaffirmation. The case number could not be located in the commentary
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: The comments on 5/XX/18 also indicate the borrower is no longer represented by an attorney.	8/XX/2018	8/XX/2018	30
208669744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669743	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called regarding a delinquency letter and was informed that the payment on 03/XX/2018 for $XXs applied towards the principal balance.  The agent submitted a task to have the application reversed and reapplied towards the April payment.  The payment reapplication was processed on 05/XX/2018 and the loan was brought current.  The customer was concerned with the negative credit reporting and was provided with information on how to have that corrected.  Comments indicated borrower completed Mod in 2013.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 05/XX/2018, the borrower disputed the account delinquency for the month of 04/2018.  The payment dated 03/XX/2018 for $XX was applied towards the principal balance in error.  This application was reversed and the funds were applied towards the month of April on 05/XX/2018 which brought the loan current.    The customer was also concerned with the negative credit reporting and was provided with information on how to have that corrected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: March application was reversed and the funds were applied towards the month of April on 05/XX/2018 which brought the loan current. The customer was also concerned with the negative credit reporting and was provided with information on how to have that corrected. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	8/XX/2018	5/XX/2018	0
208669695	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called and advised received the notice of intent letter and wanted to make a payment to bring loan current but only wanted to pay the past due installments, agent was advised borrower wanted to make payment using the banking information on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower wanted a debt validation letter fro XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower requested billing statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to make payment and to set up future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672571	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  Correspondence with the borrower is limited.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208672572	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in and asked about date of default on statement and stated not represented by attorney. The agent advised that per  AACER bankruptcy is still active. The borrower asked about payment history showing late and the agent advise that the 05/XX/2018 payment paid the April 2018 installment and advised goes back for entire available history and may have started when the loan was transferred in September 2014. The payment history will be mailed to the borrower directly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: This is an active bankruptcy. No claim filed and plan confirmed that payments and actions will be direct from borrower.	8/XX/2018	7/XX/2018	Bankruptcy
208672540	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The principal borrower is ill.  Was out of work for a month, went back second week in June.  Discussed a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208675981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to inquiry about an escrow check they received, advised escrow overage check
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674052	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  9/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $XXfor 8/XX/2018.

The borrower made a payment by phone and advised that the storm did not affect the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed no property damage.	8/XX/2018	8/XX/2018	0
208674001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Outbound call: The borrower stated had to wait to get paid and also there were medical issues that came up. The borrower stated going to bring the account current by the 15th with a settlement and the borrower confirmed the amount of being over 6 figures. Received authorization for historical bank info and the borrower declined future installments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208674051	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  TT CUST1 RFC INQ ABOUT THE REINSTATEMENT  AMOUTN. ADV STATSU I FC NO SALE DTE.               PROVIDED AMOUNT OF XX GOOD THRU 2/28.          CUST1S TTD WILL WIRE THE PMT TOMORROW  MORNING.ASK WHERE FUNDS COME FROM STTD             SOLD A CAR PLYS TAX REFUND.  TALKE WITH             CUST1 ON 2/22  RFD DUE TO REDUCTION OF  HOURS AT WROK BUT BACK TO NORMAL HOURS,            DID NOT UPDTE FINANCIAL. 30 DAYS RULE.              PROVIDE WORING INSTRUCTION. ADV ONC E  RECVD FUNDS LOAN WILL BE CURRENT ND OUT OF         FC STATUS AND NEW MONTHLY PMT WILL BE               XX AND MARCH IS THE NEXT DUE DTE.  ADV  HAS XX INSURANCE AND PREM IS  XX         FIND ANOTHE INSURANCE TO LOWER MONTHLY              PMT. PROVIDED FAX# XX,  RECAP*****EXPECT WIRE PMT***** *PROCESSED          PAYARRG: WILL REINSTATE $XX                   2/XX/2018* - USER: XX 02/XX/2018 1:31PM  (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208674004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrowers last contact was 03/XX/2018 and it was to change speedpay payment for March to $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674019	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Borrower called to check on modification status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	Bankruptcy
208673959	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made a promise to pay and his RFD was due to "Other".
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called for reinstatement amount and said he would send a certified check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675857	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower states that ex husband lives in property and is responsible for making payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208671891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  borrower states he sent payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower calling about Payments made.  The payments were misapplied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675842	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called regarding payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670048	1	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  BORROWER REQUESTED SPEED PAY FOR INSTALLMENT MONTH AMOUNT $XX. RFD: WAS UNAWARE OF DELINQUENCY
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower contacted on 06292017 for payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to discuss the account and verify the status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  Discharged
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Bankruptcy comments provided.	8/XX/2018	6/XX/2018	0
208670123	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower tried setting up 9/13 payment for the repayment plan online and issues. We advised that the RPP will protect from late fees and foreclosure review but will not protect from negative credit reporting. Borrower stated they will have more money to make their payment as their truck will be paid off in June. The duration for the reason for default is temporary
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208670456	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower stated they will make an internet payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  CBR dispute resolved.  Reporting was deemed accurate.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last borrower contact on 05/XX/2018 states borrower has not been working because of health issues but plans on being back to work possibly by June 2018. Borrower has stated they can make payments once additional funds come in from family members to help at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670459	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary state borrower called in to make a payment on the account. Borrower advised of updated occupancy status.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a billing dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage to the flooring and shutters as well as water damage on 09/XX/2017 as a result of XX.  The borrower noted a claim was filed, but there is no evidence of claim funds or documents received.  The status of repairs were not noted.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017.	8/XX/2018	8/XX/2018	60
208669763	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower inquired about bringing account current with 2 payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208675498	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower wanted to know why account was accruing late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669696	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  BORROWER MADE PAYMENT
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called to inform the servicer that they received 6 of the same letters dated 07/XX/2017 and a package for assistance program.  Borrower wanted to now what was going on.  Servicer advised the borrower they were sending in payments less than due.  Borrower wanted to know what the total amount due is.  Servicer provided the amount due.  Borrower asked why so much. servicer advised of fees due on the loan.  Servicer stated fees started in 2015 and stays on the account for life of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contact in regards to bankruptcy filed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.  Chapter 7 filed and discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208675926	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Spoke with borrower, borrower is stating that they received a document stating that they haven't cashed the check for their PMI cancellation, customer advised never received a check
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  03/XX/2018 - Borrower called with a payment inquiry and wanted to know if the property inspections will stop once demand amount is met.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669595	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised that the last payment went into suspense because it was not enough for a full payment. The borrower was advised of increased monthly payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208672218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower authorized a payment in the amount of $XXIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower stated the payment had been mailed. Also stated was not aware the change was effective in January. The representative noted the account for the payment on 3/XX/2018 $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674195	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Discussed late payment and financial hardship. Offered pay by phone and declined. Borrower is unemployed at this time
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675871	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  per the comments on 6/XX/18, the borrower called to ask about the payment due. the borrower was advised the payment amount was $XX The borrower was advised the hazard insurance went up and the escrow account adjusted in February 2018. The borrower was also advised to continue to make the regular petition payments each month, and that the trustee payments were also being received by the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2014.  per the comments, there appears to have been 2 bankruptcy filings. Comments on 5/XX/15 indicate Chapter 13 filed 5/XX/02 and discharged 8/XX/02. Comments also indicate a bankruptcy filed 6/XX/14 but the status is unknown. Per the commentary, the borrower indicated it was discharged around May 2015, but have no information to document this.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: The commentary indicates a modification was done prior to the review period, in/around March 2015.	8/XX/2018	6/XX/2018	Bankruptcy
208672000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower requested first a repayment plan, but then went to do modification, completed modification as of 2/2018.  Borrower is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower requested first a repayment plan, but then went to do modification, completed modification as of 2/2018. Borrower is current.	8/XX/2018	6/XX/2018	0
208672011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contact in regards to making payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  Chapter 13 filed and discharged
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674205	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674178	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower wanted to know total amount due and said would pay by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674185	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer called the borrower for payment.  The borrower stated their intention is to reinstate the loan and is getting assistance from a 3rd party group.  The agent sent the reinstatement letter to the borrower by mail and advise of loan foreclosure status.  The agent also advised that collection efforts would continue until the delinquency is cured and advised borrower of other retention options to research via www.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208672895	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer called in to change payment dates June and  July
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672865	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Collection call to borrower borrower made payment and set up future payment for 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674186	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called said did not get paid till the 1st could not make payment before the 20th was offered a repayment plan. .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674110	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208674109	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower wanted to know what could be done as far as payment options to avoid the loan going into foreclosure. Borrower advised he paid a lockbox payment in amount of $XXwhich is not showing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208674112	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: SPEEDPAY REQUEST RFD: NOT             APPLICABLE VERIFIED USE OF HISTORICAL  BANKING INFORMATION. TAD FOR 12/1 WITH 15          DAY GRACE OF $XX ADV OF GOOD PAYMENT HIST, ASKED TO SECURE PAYMENT, BORR  AGREED,  ASKED TO SECURE JAN AND FEB, BORR         AGREED, BORR ASKED WHY HE GOT A LATE FEE            IF HE SECURE PAYMENT WITH US, ADV HE  SECURE IT FOR AFTER GRACE , BORR                   UNDERSTOOD, ADV IF HE FUTURE DATE PAYMENT           WITH US WE NEED TO STILL ASSESSED LATE FEE  OR CREDIT REPORTING IF ITS OUT SIDE THE            TAT, ADV OF NEXT DUE AND PAYMENT                    CONSEQUENCES, ADV OF NO PAYMENT CHANGES,  ADV OF XX  TO MAKE PAYMENTS               **PROCESSED SPAY1: $XXDATE:                   12/XX/2016 CONF#: 13833816 FEE: $XX  STATE **PROCESSED SPAY2: $XXDATE:            1/XX/2017 CONF#: 13833918 FEE: $XX            STATE **PROCESSED SPAY3: $XXDATE:  2/XX/2017 CONF#: 13833933 FEE: $XX           STATE - USER: XX 12/XX/2016 1:54PM            (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674702	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208670387	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The  borrower called in to confirm the payment scheduled for 8/XX/18. The borrower was informed the 8/XX/18 payment would be the last of the repayment plan and that the regular payment would resume in September. The borrower indicated they wouldn't have enough funds to cover the payment due 8/XX/18 due to curtailment of spouse's income. The borrower indicated the spouse's income would increase again after September. The servicer cancelled the existing repayment plan and set up a new one.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674705	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Contacted borrower to bring account current.  Stated excessive obligations.  Attempted financials, however borrower was at work and couldn't continue call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Notes indicate 3 prior modifications with previous servicer	8/XX/2018	8/XX/2018	30
208674703	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with borrower regarding escrow shortage and making payment and borrower said she would call back when she can speak about assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208676299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower logged on to website to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675573	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower wanted to talk about options as was in the hospital and has some extra bills.  The customer has to take care of parents and is working on getting more social security income for the mother.  The total amount due was provided as $XX  The agent offered setting up payments of $XXfor 4 months; with the last payment being $XX  The agent advised can take $XXtoday and set up $XXhen received the other retirement check.    Payments were scheduled for $XXfor 08/XX/2017; for $XXn 09/XX/2017; and for $XXfor 10/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	60
208670009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer informed the borrower on 03/XX/2018 that the total amount due is $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670010	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to verify the overnight mailing address for the property loss department. The borrower advised they will sent a bill pay on 05/XX/2018. Comments on 12/XX/2017 indicated the servicer advised the borrower they were current on their forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments on 04/XX/2018 indicated the borrower filed a claim for XX damages that were incurred on 09/XX/2017. The approximate claim was in the amount of $XX The claim was indicated to be non-monitored. Comments on 12/XX/2017 indicated the property incurred roof damages from the hurricane. On 05/XX/2018, the borrower advised they received the claim check and they are ready to send it to the servicer for endorsement. The servicer advised they also need a copy of the adjuster's report. Comments on 05/XX/2018 indicated the adjuster report was received.  The claim is pending the receipt of funds.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEFXXX XX 4/XX/2018 2:54:15 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF XX 4/XX/2018 2:54:15 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	7/XX/2018	0
208675111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower logged in to website to review terms of use documentation sent by servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675109	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower stated that for some reason their bank rejected a payment that they attempted to make due to the amount being incorrect.  The borrower then immediately called in and made the payment via the phone and the account currently shows as current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208676349	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to bring the loan current and stated received some extra money this month to do so.  The borrower stated the reason for delinquency was due to helping daughter which made it difficult to catch up.  The agent took a speed payment in the amount of $XXffective 12/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208676351	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower did not have funds to bring account current. Customer asked what optioned were available, but was going to borrow funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: As of 3/XX/17, account has 3 mods and failed repayment plan on 1/XX/17.	8/XX/2018	9/XX/2018	30
208675532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675060	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 03/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower states he is a seasonal worker, XX.  Borrower states he will have loan caught up, but did not go on any plans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan is current. No bankruptcy filed and no foreclosure action taken.	8/XX/2018	9/XX/2018	0
208670516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contact in regards to making a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Customer called in with questions regarding payments and late fees.	8/XX/2018	6/XX/2018	0
208670462	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  CUSTOMER CALLED TO SECURE JUNE INSTALLMENT.   BORROWER STATED THAT HE WILL CALL HIS WIFE TO SEE ABOUT THE PAYMENT. BORROWER COULD  NOT PROVIDE PHONE NUMBER FOR HER TO BE REACHED. BORROWER DID GIVE AUTHORIZATION TO DISCONNECT THE CALL AS HE WAS AT WORK.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670472	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called with questions, concerns addressed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670473	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower said he was unable to talk and offered to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670424	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments indicate there was a bankruptcy prior to loan boarding. There are no specifics provided for this bankruptcy.	8/XX/2018	8/XX/2018	30
208675588	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower advised the RFD is due to an illness and set up a payment for $XX on 4/XX/2018. The borrower declined assistance with setting up future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208672362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called about a double payment being taken from her account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208671688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised payment will be made online and discussed modification payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower contact in regards to making payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No discharge date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672910	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower was advised they were being called because of past due payments, the borrower said they would call back tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208674230	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made a promise to pay via bill pay on 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672920	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Talk to borrower about 8/2017 payment borrower sates he is driving to call back later.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208674228	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  08/XX/2018 The Borrower called and requested the name of the previous Servicer, the representative advised it was XX also informed the Borrower the amount due on 09/XX/2018 was $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208676241	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contacted on 04122018 regarding payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674730	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Called and spoke with borrower and advised of total amount due for $XX Borrower stated did not have the ability to make payments over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674175	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower has a meeting with HUD adviser.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674738	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Contact indicated new loss mitigation package to the borrower for workout options to be pursued, active trial plan noted 7/XX/2018. Borrower stated reason for default as co borrower had passed away and they are on a fixed income.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674737	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674677	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was advised of the total amount due on the account. The borrower advised the RFD is due to the passing of his daughter and stated that he sent a payment for $XX. The representative confirmed the payment was received and advised that an additional payment of $XXuld cover the payment for July. The borrower advised the payment for $XXuld be sent today along with an additional payment for $XXn 8/12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made payment inquiry and stated Payment will draft on 05/21 and then they will return to making normal payment after that.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Discussed time for mailed payments time to clear. Financial hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674632	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower contacted the servicer on 03/XX/2018 to authorize a payment in the amount of $XXto inquire if the prior payment was posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: No evidence of deceased borrower AMC Response: Deceased borrower exception removed.	8/XX/2018	9/XX/2018	60
208674588	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower inquired about the interest rate change.  Was advised it is 4.75%, and payment is $XX.  Overage would be applied to late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674587	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in to make a payment on the account. Borrower was advised of the account status and advised how to payment would need to be handled. Borrower advised no time for approval and call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Payment for April 2018 made 6/XX/18. Loan has a demand that expired 6/XX/18 and loan could go into pre-foreclosure if plan not in place.	8/XX/2018	8/XX/2018	60
208670483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower completed a Modification back in March 2017. Customer contact now just consists of calling to schedule payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670480	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to discuss payments.  Account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to discuss the payments and gave authorization to speak with his daughter and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  Discharged
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Bankruptcy comments provided.	8/XX/2018	6/XX/2018	0
208674793	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Discussion was in regards to a new repayment plan as well as borrower asked why she was still having property inspections if she is in contact with servicer. She was counceled on  both.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674795	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Outbound call to borrower regarding payment and advised total amount due. Borrower advised has payment in process  now. Agent advised that payment should fully process on 5/XX/2018-today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674799	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 -- talked to a borrower on account regarding payment options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208670429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquired about the loan stating that it was late. Third party was advised that a check was received on 04/XX/2018 for $XX. Third party also inquired on getting the borrower's name off the loan and to have their name added.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675580	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and advised they mailed a cashier's check on 03/XX/2018 and they do not see the funds were posted to the loan. The servicer advised they do not see the funds were received and advised the borrower they can file for a missing payment research if the payment is not cleared on 04/XX/2018. The borrower advised they would call back if the payment is not posted by 04/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments on 10/XX/2017 indicated a written dispute was received from the borrower on 09/XX/2017 disputing the escrow amount. On 11/XX/2017 a detailed escrow and interest rate payment changes, a detailed lender placed insurance refund, adjustments completed 10/XX/2017 to set escrow payment to previous amount. The borrower was advised the loan is due for the 10/XX/2017 installment. There was no further communication from the borrower in regards to the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208675579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 7/XX/2013 Disaster relief noted but not additional information.	8/XX/2018	6/XX/2018	0
208670384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The co-borrower verified their information and discussed their recent increase in payments.  They then requested an escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208676297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower stated he mailed check for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670003	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Multiple collection calls are being made but are not answered by borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208670005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last comments indicate borrower called in made payment $XX 6/XX/2018. Loan is currently preforming as of last comment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670006	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208675102	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated got behind due to unforseen issues, but now wants to bring loan back current. Advised borrower of last payment and NOI that expires soon. Borrower set up remaining payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675107	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Borrower called in to inquire if rate had changed when Servicing was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208675105	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke to borrower concerning past due account, borrower stated reason for default is excessive obligation, borrower made a payment $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208675110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower sent back mod docs and payments, servicer confirmed nothing being requested, advised mod in queue, advised mod team expected to be done by next week at the latest for booking.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  BWR STATED HE IS NO LONGER BEING REPD BY ATTY & BK IS OVER, CONFIRMED IN AACER THAT BK DATE TERMINATED: 08/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670609	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670607	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Non-HAMP modification completed 12/XX/17.  Recent notes state that the borrower was read the Bankruptcy script but notes do not provide details on the Bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  No details on the bankruptcy provided.  Note dated 12/XX/13 states the bankruptcy was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	1/XX/2018	30
208670614	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208670608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208675612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: PAYMENT INQUIRY RFD:                  BUSINESS FAILURE  ADV TAD OF  $XXVISED GRACE PERIOD, DUE DATE,             CONSEQUENCES, EXPECTATIONS AND NEXT STEPS.          NO FURTHER QUESTIONS, ADDRESSED CONCERNS,  RECAPPED CALL. GAVE BORR TAD ON ACCT AND           EXPLAINED ABOUT NOI THAT EXPIRED. RFC-BORR          DISCUSS MAING TAD ON ACCT AND EXPLAINED  NEED TAKEN CARE BEFORE END OF MONTH                BECAUSE OF EXPIRED NOI. BORR DON'T WANT TO          MAKE RIGHT TO MAKE SURE WHAT ACCT.  EXPLAINED SERIOUS OF ACTIVE FORECLOSURE.           EXPLAINED ABOUT 15 DAY GRACE PERIOD AND IF          PAY BY END OF MONTH TO STOP NEGATIVE  CREDIT REPORTING,  EXPLAINED WILL CONTINUE         TO RECEIVE COLLECTIONS CALLS AND LETTERS            UNTIL ACCT IS CURRENT,  XX  ANOTHER WAY TO VIEW AND MANAGE YOUR                ACCOUNT,RECAP CAL *PROCESSED PAYARRG: WILL          MAKE IVR PAYMENT $XX/XX/2018 SOURCED  FUNDS: BUSINESS ACCT* - USER: XX             03/XX/2018 1:00PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Called borrower, verified, but borrower did not have ti me to talk.  Call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment over the phone for $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670505	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  07/XX/2016  Verified property is owner occupied.  Borrower stated they mailed out payment bank confirmed receipt.  This should take care of the July payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670566	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  AUTHORIZED THIRD PARTY IS SPOUSE, XX. PAYMENT WAS MADE IN THE AMOUNT OF  $XX3/XX/2018 CONF#: 16400765
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208670572	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  An authorized third party (borrower's spouse) called in to advise that October payment would be returned as they forgot to deposit funds into the bank account. The caller advised the reason for delinquency was medical bills.  The agent offered to set up the payment again and the caller agreed.  The agent offered to go over financial information but the caller stated the spouse would call to take care of it.  The agent processed a speed payment in the amount of $XXeffective 10/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated that $XX will be paid on 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670506	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower contacted on 7/XX/2017.  Unemployment issue.  Borrower did then work extra and would bring loan current.  Appears loan payments are being made consistently since the insufficient funds issue on 8/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  05/XX/2018 - Borrower calling about payment history.  03/XX/18 payment was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make February and March payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671717	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower stated the reason for default was curtailment of income however it has been resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208671685	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Loan modified prior to review period on 08/XX/2014.	8/XX/2018	8/XX/2018	30
208671689	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower selling truck to get account caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: 10/XX/2017 comments borrower affected by hurricane but no comment that they are in fema disaster area

							10/XX/2015 comment that borrower 1 deceased but no other comments to confirm.	8/XX/2018	8/XX/2018	60
208670070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquired about information regarding the 1098 tax interest statement regarding the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower verified their information and was advised their most recent payment had been returned.  They stated they would  make a payment online and the call was unexpectedly disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670014	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  02/XX/2017 Commentary states Borrower called in reference to being locked out of the account. Borrower was advise on trouble shooting options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 11/XX/2016 Commentary states property damages but they were not enough to file a claim.	8/XX/2018	6/XX/2018	30
208669951	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower states that made payment the next day after payment was returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments through 07/XX/2018. Review covers 06/XX/2018-08/XX/2018.	8/XX/2018	7/XX/2018	30
208674456	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact with the borrower was on 06/XX/2018 to discuss reason for delinquency and payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208676275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  TT: CUST1  OB MM GIVEN  RFC: COLLECTION  CALL RFD: NOT APPLICABLE  ADV TAD OF               $XXADV NEXT PMT DUE $XX                 6/XX/2018BORR STATED S HE BE MAKING PAYMENT  WHEN HER SPOUSE GET PAID.. STATED SHE             LOSING HER JOB.. SHE IN MIDDLE OF WORJK             SHE HAD TO GO.. CALL ENDED MUTUAL DIALED:  XX2 - USER: XX 06/XX/2018           2:33PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised will make a payment of $XXon 05/XX/2018 via online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to get payment amount due and mailing address to mail payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  borrower made payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called to inquire about why the balance on the account was so high. Paid part of the late fees/balance due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674304	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower said he wanted to make a double payment but didn't have enough income at the moment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674308	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower was contacted 4/XX/2018 to collect a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208674253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised mailed payment. RFD borrower had high medical cost.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Servicer spoke to borrower regarding payments and the borrower made a payment $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower inquired on 1098 tax form and stated that they will take care of late charges next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  CUST STATED WANTS TO SCHEDULE A PYMT.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672065	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called because they wanted to know why their payment increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672067	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674368	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was advised of total amount due and was informed of possible repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674367	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  At last contact, the authorized spouse called in stating they (the spouse) was in the hospital and off work.  The spouse did not have the financial information to update the financials and promised to call back on 5/XX/2018 to attempt to develop a long term solution.  The spouse is self-employed and the borrower is self-employed, each with their own business.  On 5/XX/2018, the borrower financials were updated and noted they did not qualify for a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208676266	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Discuss loan and April payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXe most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674373	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last borrower contact was on 08/XX/2018. The agent advised the borrower that the total amount due is $XXand there is a 15 day grace period. The agent advised the borrower that while on forbearance plan, the borrower was protected from foreclosure. Agent also advised that once forbearance plan is over, the borrower would no longer be protected since borrower doesn't have a plan in place to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	90
208676264	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called and requested to set up a payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208674312	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The last contact with the borrower was on 11/XX/2016 to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674370	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Last borrower contact indicated that the borrower was receiving HHF assistance and did not want to proceed with the final modification even though the trial payments were submitted already. Loan was reinstated on 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675964	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674274	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Recent contact, borrower advised they are recently unemployed and will be living off of savings. Prior contact, the Borrower called to make double payment and stated chooses to pay payment every month at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674318	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  An authorized third party called the servicer (the borrower's spouse) requesting a copy of taxes from 7/15.  The agent advised the borrower that since the file was just transferred to servicer in 11/15 would have to contact the previous servicer to get that information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674874	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in on 7/XX/17 to find out if the payment that was mailed in the amount of $XXhad been received yet. The servicer confirmed receipt of the payment and advised it had not been applied to the account yet. The borrower also asked about the open charge amount and was informed the charges were $XXThe servicer also advised the borrower about the self service options available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.  bankruptcy noted in the commentary
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Comments prior to the review period indicate the borrower was previously self-employed. Comments regarding the modification income indicate disability pay, and unemployed. The borrower's husband is not on the loan, but is an authorized third party for the account.	8/XX/2018	5/XX/2018	30
208674826	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  04/XX/2018 The borrower called to make payment of $XXthe total amount due was $XXthe borrower was informed of cut off time 5;00pm PST and grace period, the payment was processed.  Update:  Borrower spoke to agent and made payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting adjustment request was received on 03/XX/2018.  The response was sent on 03/XX/2018 that the request to change the reported for 04/2015 was denied.  A prior credit reporting dispute was resolved on 08/XX/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The subject had damaged by the hurricane per notes dated 09/XX/2017.  The roof was damaged and there is leakage in the walls.  No evidence of a claim being filed or completed repairs was noted.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Commentary dated 08/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by a hurricane.	8/XX/2018	9/XX/2018	0
208674828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower wanted to set up automatic payments on her account coming out of her bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called why payment going up. Advised taxes are in escrow. and taxes are going up. Borrower is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 01/XX/2015 - internet bankruptcy notice. No other comments on bankruptcy

							04/XX/2018 - borrower advised only way to reaffirm loan is to re-activate bankruptcy	8/XX/2018	6/XX/2018	0
208674846	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  AUTHORIZED THIRD PARTY, XX BORROWER SPOUSE,  AGREED TO SET  UP NEXT THREE PAYMENTS USING BANKING INFORMATION ON          FILE.

PREVIOUSLY NON-AUTHORIZED PARTY, VIRGINIA, SISTER IN LAW HAS CALLED TO SET UP PAYMENTS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674778	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The representative discussed the active repayment plan and scheduled several payments with the borrower. RFD: the borrower is on disability.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Payment plan letter was sent on 05/XX/2018.	8/XX/2018	5/XX/2018	30
208675614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last contact with borrower was on 03/XX/2018. This was a collection call. The borrower stated they had medical bill for $XXit put them behind. Will go online and make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  borrower did promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208674853	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Called to state that she'd make her payment for April by end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Agent spoke with borrower on 05/XX/2018 and confirmed an automatic payment is scheduled for 06/XX/2018 and billing statements will continue to be mailed out to make sure the loan status is provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674856	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make the August payment in the amount of $XX The servicer advised the borrower that the September payment would be $XX but then had technical issues and wasn't able to assist the borrower. the servicer advised the borrower of the self service options via the website and over the phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2015.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed amount of escrows. Escrows did not reflect XX.  The Servicer received  refunds back from the County property is in. Borrower provided a current tax bill reflecting the correct amount.  The Servicer accepted the Mortgage payment from the Borrower reflecting the lower amount until the escrows have been adjusted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674859	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  BORROWER STATES WE CALL HIM  EVERY OTHER DAY ABOUT THIS. BORROWER  STATES HE IS IN THE MIDDLE OF SOMETHING.  AS  BORROWER HAD TO GO, CALL MUTUALLY ENDED.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208670477	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 Servicer spoke with an authorized third party who said te customer was not available at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208670482	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact with borrower was on 5/XX/2018 where borrower has stated they thought they were set up for automatic payments. Agent advised blank automatic payment form would be mailed out in order to set up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in for the status on the 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  9/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $XXor 8/XX/2018.

Borrower called to make payment for May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to inquire about whether escrow and taxes being current.  Borrower was advised that they are both current.  The escrow shortage was discussed and Borrower was informed that the next analysis will come out in October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in because she received a letter stating that insurance was expired but she did pay it.  Forced insurance was added and borrower wants credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670606	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called about credit reporting dispute; servicer advised to submit in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  per the comment log on 4/XX/18, some bankruptcy information was provided. Per the comments, only borrower 1 filed for the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments on 9/XX/17 refer to the credit bureau not being able to make changes due to the loan being in litigation. The borrower's credit history was being corrected to reflect no past due payments for the period 11/2016 - 3/2017, further comments indicate the credit reporting was suppressed during the bankruptcy period.	8/XX/2018	8/XX/2018	0
208671814	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is filed/under plan.  A motion for relief was filed 12/XX/2015.  Motion for relief was cited as being withdrawn . Prior chapter 13 case XX was terminated/discharged cited on 05/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208671824	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Agent advised borrower of total amount due in the amount of $XXand adv that they are rolling 30 days past due. Agent secured payment in the amount of $XXto be processed 8/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208675830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in 4/XX/2018 to inquire about making payments.  Borrower advised that B2 had been unemployed for two months but was back at work at the end of March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671778	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called in with questions about how insurance was paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: numerous attempts to contact borrower, but not contact made.	8/XX/2018	6/XX/2018	30
208672672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  RFC: FINANCIAL HARDSHIP RFD: CURTAILMENT OF INCOME CUSTOMER  LOST HER PART TIME JOB IN 5/2017, AND IS HELPING KIDS WITH THEIR STUDENTS LOAN PAYING $XXER MONTH.  ADVISED THAT COLLECTION ACTIVITY (CALLS AND LETTERS) WILL CONTINUE UNTIL  THE LOAN IS BROUGHT CURRENT.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676006	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in stating letter was received indicating that the loan was behind. The agent advised that such letter is directed to the borrower in accordance with state mandated guidelines. The borrower inquired about the mortgage being current and the agent confirmed. The borrower stated has not received a billing statement and the agent advised that even though bankruptcy is over the way in which the bankruptcy was terminated was through Motion for Relief and advised that Motion for Relief ensures that while servicer cannot actively collect that we also cannot send out billing statements. The borrower is requesting that the billing statement resume being sent to the address and will send in correspondence requesting this and the agent provided fax number to the correspondence department.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing the reinstatement amount stating has not missed a payment since loan as transferred. The servicer reviewed and advised that the reinstatement amount is valid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 06/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672612	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	Bankruptcy
208672635	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2015.  Borrower called to inquire about taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672614	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2015.  TT: CUST2 SSN2: VERIFIED SSN DEMO VRFY: 30DAY RULE OCCUPANCY: 30 DAY RULE RFC: OTHERRFD: OTHER CUST2 CALLED IN ADV TAD$XX RFC: WANTS TO GET HER ACCT# AT WORK AND WASTRYING TO MAKE ONE PYMT ON THE WEBSITE ASKEDWHEN THE APRIL IS GOING TO BE MADE CUST2 STTD BY END OF APRIL ASKED RFD: STTD SHE ISALL BY HERSELF AND JUST GOT BEHIND ADV NEEDSTO READ THE CA COMPLAINCE CUST2 AGREED **READ DU DILIGENCE SCRIPTING** CUST STTD ATWORK NOT TODAY WILL PAY ON THE WEBSITE ADVCUST2 NOT SURE IF WEBSITE WILLT AKE ONE PYMT BUT GOING OVER THE PREV PYMTS SHE DOES ITOVER THE PHONE CUST2 EXP CONCERN OF TEH PROCFEE AND WIL JUST CALL BACK AFTER WORK AND HAD TO GO **CALL WAS DISCONNECTED**PAY AMOUNT: $XXDATE: 4/XX/2015** DU COMPLIANCE ** SCRIPT ACCESSED BY:SCRIPTING HAS BEEN COMPLETED PER JOB AID REQUIREMENTS: Y - ALL DU ITEMS COMPLETE: Y -USER: XX 04/XX/2015 8:47AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672617	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  08/XX/2018 A Bankruptcy Periodic letter was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The comments did not indicate the date of filing, case number or date the proof of claim was filed. Comments on 08/XX/2015 indicated the chapter 13 plan was filed with the court on 04/XX/2015. Comments on 08/XX/2015 indicated a proof of claim was filed as claim number 7 but the date of filing was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208675990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Customer needed a password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672613	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was contacted regarding the active forbearance plan and the next payment.  The servicer advised the account has a deficit and may not be affordable when the plan is completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 05/XX/2015 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEFXXX XXX 9/XX/2015 12:28:49 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 05/XX/2015 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEFXX 9/XX/2015 12:28:49 PM No AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	6/XX/2018	0
208672618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was called for a payment and stated they would make a payment online..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called and wanted to pay and bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675984	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Payment inquiry.  Borrower mailed check for $XXn 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674734	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower was contacted and was advised of the total amount due and of the consequences, also advised the due date is the 1st of the month with a 15 day grace period. Borrower advised the reason for default was lower demand at work. Borrower advised will make June and July payment within grace period but would not schedule the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674689	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact  Borrower 1 informed Servicer  of the need to contact Borrower 2 as Borrower 1 does not handle finances.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674575	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower promised to pay the September payment the next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208672016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower scheduled May 2018 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contact made and payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208672690	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to report not being able to fulfill RPP, borrower would make double payments and try to bring loan current, asked about fees, promised payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669910	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contacted servicer regarding ACH payment issue, servicer explained has been set up on ACH since 2016; however, loan has been 30 days past due for over a year so ACH did not engage when borrower made a payment to bring loan current ACH kicked back in.  Borrower to submit to remove ACH from loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208671953	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  TT: AUTH NO3: xx RELATIONSHIP:  SPOUSE COMPANY:  PHONE#:  FAX: RFC: TAX            FORM INQUIRY *READ BC SCRIPTING* NO                 FURTHER QUESTIONS, ADDRESSED CONCERNS,  RECAPPED CALL. INBOUND CALL FROM xx SPOUSE OF BORR1 REFERENCED LAST            TIME SPOKEN ON 1/31 REGARDING MOD. RFC  1098. HAS NOT RECEIVED FORM YET ADV IN             SYSTEM SINCE 1/19. RESENT SCI # XX           ADV XX - USER: XX  02/XX/2018 10:45AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower discussed the account and reason for late payments and then made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to see if her payment was late, she was advised that the payment was late.  The borrower doesn't live in the property and will contact her son to discuss the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Last contact with borrower was on 05/XX/2018 where borrower called in requesting the monthly payment amount. Agent advised monthly payment amount is $XX
Borrower was contacted 8/XX/2018 to confirm if servicer had correct mailing address.  Customer asked if mod had a balloon payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan is paid current.	8/XX/2018	8/XX/2018	0
208674343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contact in regards to balance due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674340	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	Bankruptcy
208672094	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called to make a payment; not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers last contact on 05/XX/2018 was to set up a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower advised they intend to pay the total amount due on 10/XX/2017. The borrower advised the reason for default was due to an unexpected expense and both borrowers were doing freelance/contract work. The borrower advised they now have a full time job and they have a stead income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676261	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  The borrower advised a chapter 13 bankruptcy had been filed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is filed/under plan.  The chapter 13 plan was confirmed on 11/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	2/XX/2018	Bankruptcy
208674477	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to get assistance states both borrower and spouse are disabled called to see what kind of help is available to her with payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674536	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  08/XX/2018 An email reminder was sent directly to the Borrowers email with the subject: Reminder: Your payment is due 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674480	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in regarding forbearance plan details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674412	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower said they were calling to make a payment.  The borrower stated they forgot to make the payment as they had been traveling.  The borrower declined to set up a payment in July.  Was advised of late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Per the commentary the last conversation with the borrowers was to inquiry on payment and borrower stated would be paid by end of month.  The comments reflect a modification being completed on 11/XX/2014; however, the details of the plan were not listed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674413	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to clarify payment and what was owed.  Borrower was advised that XX needed to complete May payment.  Borrower made phone pay for XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate a discharged bankruptcy but no case number, filed date or discharge date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674414	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Customer set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208676207	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  The borrower called to make a payment for $XXnd had questions regarding the escrow shortage in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208675084	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers last contact with servicer was on 05/XX/2018. At this time, the borrower set up payment plan drafts to ensure payments for repayment plan are made timely.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: borrower contact server to advise that funds were not there, NSF. But borrower rescheduled the payment. borrower shows makes good on payments.	8/XX/2018	6/XX/2018	30
208675086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made payment for total amount due and was advised that payment could be made online as well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675034	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer called and spoke with the borrower and advised of the total amount due of $XXnd the borrower stated will make payment online in amount of $XXn 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675035	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in to see if his January payment was received and how much his February payment would be.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan is currently 30 days past due. Most recent comment is 7/XX/2018 regarding a Bankruptcy Periodic letter.	8/XX/2018	7/XX/2018	30
208675039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower advised reason for default is due to she has a son with an illness.  Borrower has inquired about repayment plans.  Borrower was put on installment payments,.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Initially borrower was going to do Modification 05/XX//15 but just went with repayment plan. Borrower brought herself current as of 6/XX/18. No bankruptcy ever filed. No foreclosure action never started.	8/XX/2018	6/XX/2018	0
208675038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to follow up on status of late charge due to misapplied payment in January.  The borrower also stated they are behind because their bank cancelled check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: Misapplication reversal completed 6/06. No evidence of written dispute. AMC Response: Exception for dispute removed.	8/XX/2018	6/XX/2018	0
208675040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called on 09/XX/2017 to inquire about the forbearance plan. The servicer advised they did not have to make a payment for the next six months; however, the loan would be due for the missing payments at the end of the plan. The servicer mentioned a modification as a possibility as well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675042	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Agent secured payment in the amount of $XXto be processed on 7/XX/18.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Billing Dispute.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing the fees being charged as Recoverable Corporate Fees rather than Bad Check fees.  Per the commentary this was still an issue as of 06/XX/2018 even though both the borrower and servicer were responding to each others responses made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: Borrower dispute addressed on call. Review comments from 6/12. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	8/XX/2018	7/XX/2018	0
208675045	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 08/XX/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  CUSTOMER CALLING BACK ABOUT  PASSWORD RESET FOR XX WEBSITE.  SAYS  HE IS TRYING TO MAKE A PAYMENT.   ADVISED CUSTOMER THAT WE CAN ONLY ALLOW PASSWORD  RESET.  WALKED CUSTOMER THROUGH PASSWORD RESET   AND TO OBTAIN USER NAME.  CUSTOMER WAS ABLE TO          LOG IN.  CUSTOMER TO MAKE PAYMENTTODAY AND MAKE  FUTURE PAYMENTS VIA THE XX WEBSITE.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Customer called in to inquire if payment for Nov 2017 was drafted and rep confirmed it did and Dec payment would draft on 12/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669458	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Representative discussed automatic draft and processed the borrower's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669460	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in checking on last payments made on 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 01/XX/2018. No damage was reported.	8/XX/2018	6/XX/2018	0
208669464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  borrower sent in written request for loan mod documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674943	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to ask about the endorsement of an insurance claim check. Advised to submit for endorsement along with insurance and contractor estimate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A claim was filed on 05/XX/2018 for unspecified damages that occurred on 03/XX/2018.  The borrower stated has a claim check to endorse and was advised of the process.  The claim is classified a partial monitored and is pending the claim funds and documents.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM NUMBER: XX CHECK ISSUED BY: XX QBEFXXX XX 5/XX/2018 2:38:44 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM NUMBER: XX CHECK ISSUED BY: XX QBEF XX 5/XX/2018 2:38:44 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	7/XX/2018	0
208675613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower had questions about their disaster forbearance plan. The servicer advised the borrower of the terms. The borrower advised they would make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  borrower made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674906	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  5/XX/18:Borrower wanted to make a speedpay
08/XX/18: speedpay request
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 07/XX/18 evidence plan kept. Speedpay2 processed on 06/XX/18 IAO $XX speedpay3 IAO $XXon 07/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  discharged
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Bankruptcy and loss mitigation comments provided.	8/XX/2018	7/XX/2018	0
208669749	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called to inquire about a check payment mailed over two weeks ago that has not been cashed yet. The borrower provided the mailing address the check was mailed to but was advised by the representative that the mailing address the check was sent to has not been used in 2-3 years. The borrower was provided the new mailing address and was advised to cancel the check payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	Bankruptcy
208669706	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower authorized a payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208669700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  An authorized third party called in to make a payment in the amount of $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669712	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke with borrower on 02/XX/2018 and the borrower was working on making payments on own to ensure account is brought current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208669410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in and stated has a payment set up on the account in amount of $XXthat will bring the loan current and wanted to know due to having that payment set up will that avoid any foreclosure activity. The agent advised borrower that due to having the payment scheduled in the account to come out on 05/XX/2017 the account is considered in good standing as far as any foreclosure activity and that the amount set up will bring the account into current status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669407	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in to cancel scheduled draft on the account. Borrower authorized a repayment plan for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208670586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Last conversation on December 2017 custoemr only called to get loan number to reset password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: There is very minimal contact attempts made by services-er.	8/XX/2018	6/XX/2018	0
208670596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called because money sent to bring account current and lower interest rate was applied to escrow; Borrower advised it will take 48 hrs to correct payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208670593	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The last contact was made on 9/XX/2017, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672704	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to inquired about default letter, servicer explained loan status, borrower committed to getting loan caught up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan is performing.	8/XX/2018	8/XX/2018	30
208672660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called to advise that would not be able to make payment due to out of work for 3 weeks due to hurricane.  Unable to make 2 payments at this time so borrower was submitted for disaster relief forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrowers last contact was on 04/XX/2018. The borrower called in about a fee showing on account. The agent advised the borrower that the fee was for a prior property inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower was contacted to advise of the total amount due. The borrower informed the representative that the RFD is due to an illness and advised that a payment was made online today and another payment could be made in a couple of weeks. The representative attempted to help the borrower with Loss Mitigation assistance as the borrower has been sent an intent to foreclose notice in January. The borrower declined assistance and ended the call due to being in a public place,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674132	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrowers last contact with servicer was on 05/XX/2017. The borrower was calling to set up payments. Borrowers had switched banks and had to wait to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208676226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  At last contact, the borrower was called and stated they would only be able to pay one payment since they are still waiting the tenant to pay the rent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674141	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in wanting to refinance current mortgage .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208674146	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to discuss their payment history due to receiving a letter stating they missed a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	30
208670563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Advised customer that they will have to send in written authorization for them to speak to customer due to bankruptcy.  Borrower sated bankruptcy was discharged, and she is not represented by attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate discharged Chapter 13 bankruptcy but no further details/information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Talked to borrower authorized Aug through Oct payments. Inquired about ACH payments. Confirmation provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower was informed to have a reaffirmation faxed in so that Billing statements could be received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675574	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  NON-OWNER OCCUPIED. RFD: CURTAILMENT OF INCOME. THIS IS A RENTAL PROPERTY AND DIDN'T GET THE RENT ON TIME AND SOME MONTHS HAVEN'T GOTTEN THE RENT WITHIN  MONTH. ALSO HAS TO USE SOME OF THE RENTAL MONEY FOR OTHER BILLS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208670354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower inquired about charges on modification came in after executed.  Borrower advised of escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  No information on the Bankruptcy filing date or Chapter.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675576	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  per the comments on 5/XX/18, the borrower called to discuss the foreclosure notice that was sent. The borrower indicated that the March payment was recently made, and the April and May payments were outstanding. The borrower asked what amount was needed to bring the loan current and the servicer provided the amount. The servicer also informed the borrower that a payment arrangement needed to be in place 45 days from the date of the letter, which was 5/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: per the comments on 10/XX/17, the borrower was laid off from employer after 23 years of service. It appears the borrower is now employed with another employer. The borrower appears to be concerned about the loan being sent to foreclosure and wanted to know what kind of options were available per the 1/XX/18 comments. The borrower was informed that they had already had 3 prior modifications, and that a repayment plan would stop late fees. The borrower was unable to commit to a repayment plan at that time. It was also mentioned that the loan isn't being reported to the credit bureau due to "BC" status. Per comments 9/XX/14, there was apparently a bankruptcy, but there are no further details about it.	8/XX/2018	8/XX/2018	30
208670358	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  There was an outbound collection call made to borrower.  Borrower was not able to pay the mortgage on that day but would call back to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208670360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  REASON FOR CALL: PAYMENT INQUIRY.  BORROWER  ADVISED THAT THE HARDSHIP IS OVER BUT SHE IS WILL PAY ONE TIME THIS MONTH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208671668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in 5/XX/2018 to discuss the NOI letter they had just received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Authorized 3rd party called in and was advised of total amount due and asked why there was a difference. Borrower was advised there was late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671707	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  01/XX/2017 Commentary states Borrower called in asking for a letter to advise is current on mortgage.Loan is current. Borrower was advise letter will be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208671672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2015.  Unable to determine Chapter 13 filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower called to set-up a repayment plan and advised the delinquency reason was unemployment. Borrower processed a speedpay in the amount of $XX for 02/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208672351	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Called borrower and borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower claims he is not one month behind, states all payments have been made.  ocwen stated they sent payment back to borrower,  Borrower denies receiving payment back.  Borrower needs to address this with OCWEN
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower claims he is not one month behind, states all payments have been made. ocwen stated they sent payment back to borrower, Borrower denies receiving payment back. Borrower needs to address this with OCWEN	8/XX/2018	3/XX/2018	0
208676328	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted for payment; Borrower not sure why delinquent as spouse handles payment; Borrower will need to speak with spouse and callback.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208674715	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called regarding a bill for taxes. Representative advised to fax tax bill and payment will be released 08/XX/2018 for Hamstead town taxes.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau dispute received as reporting was not current. Representative updated history through 06/2018. No other issues noted regarding XX dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674712	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 A XX Speedpay payment letter was mailed to the Borrower, for the payment made on 08/XX/2018 in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674604	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower is on an active repayment plan for 5 months to bring the account current. Borrower contact consists of making payment arrangements to keep the home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674608	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 07/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Reviewed returned payment due to incorrect numbers on payment.Set up new payment over the phone. No financial hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer contact consists of making payment arrangements. Last modification completed on 01/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674429	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 09/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower stated the RFD was due to curtailment of income due to issues with their checking account. Borrower requested to make a payment via their credit card; the servicer advised they would need payment in the form of a check. The borrower stated they would look into a check from their credit card. The borrower made a payment of $XXor 09/XX/2017; $XXor 09/XX/2017 and $XXor 10/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208675975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer called to discuss payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Discussed payment for December
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower was called because they previously stated that a payment would be made.  The Borrower was advised about the total amount due and then they scheduled a new payment date. Borrower was also informed about self service options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower has not been 30 days late in last 39 months; Always pays around 15th of month; Mortgage Insurance mentioned in comments, however, company name not mentioned, and loan to value figures not mentioned.	8/XX/2018	8/XX/2018	0
208676289	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674511	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  borrower made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 10/XX/2017 as a result of XX.  Damage was to windows, fence and the borrower had water intrusion.  The borrower did not file a claim and there is no evidence of repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017.	8/XX/2018	6/XX/2018	0
208674508	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  TT: AUTH NO3:  RELATIONSHIP:  COMPANY:  PHONE#:  FAX: RFC: PAYMENT INQUIRY RFD:            NOT APPLICABLE NO3 NIMA-SPOUSE VERIFIED             LOAN NUM, NAME, LAST 4 OF SSN, & PRP  ADDRESS; RFC: NO3 SPOUSE CALLING IN                REFERENCE TO PAYMENT SCH'D FOR 05/XX/18;            CUST1 STATED THAT HE REQUESTED TO HAVE  PAYMENT CANCELLED BUT PAYMENT IS STILL             SHOWING PENDING WITH HIS BANK; ADV OF TAD;          VERIFIED PAYMENTS SCH'D IN SPAY DATED FOR  05/25 IAO $XX& PAYMENT DATED FOR             05/31 IAO $XXV OF LAST CONTACT &              NOTES DATED FOR 04/16 & AGENT NOTATED  PAYMENT FOR 05/25 WAS CANCELLED WITH SME           APPROVAL BUT PAYMENT WAS STILL SHOWING IN           SPAY; APOLOGIZED FOR ANY INCONVIENCE; ADV  NO3 THAT WE WILL NOT BE ABLE TO STOP               PAYMENT ON OUR END AS IT HAS BEEN EXPORTED          OUT ALREADY; ADV NO3 THAT HE CAN ATTEMPT  TO DO A STOP PAYMENT ON HIS END WITH HIS           BANK TO PREVENT THE TRANSACTION; ADV NO3            THAT WE WILL BE ABLE TO REINBURST HIM FOR  ANY FEES/CHARGES HE MAY BE CHARGED PER             XX POLICY; NO3 STATED THAT HE WOULD            LIKE TO CANCEL PAYMENT SCH'D FOR 05/31 AS  HE DOESN'T WANT TO BE CHARGED TWICE IF             THIS CURRENT PAYMENT IS NOT ABLE TO BE              STOPPED; NO3 VERIFIED ACCT INFO & GAVE   AUTH TO CANCEL PAYMENT; **CANCELLED                PAYMENT DATED FOR 05/31 IAO $XX NO3           REQUEST** PROVIDED FAX NUM TO SEND IN   DISPUTE FOR PAYMENT; ADV OF AVG TAT TO             RESOLVE ISSUE; NO3 STATED HE WILL MAKE              PAYMENT ONLINE ONCE ISSUE HAS BEEN   RESOLVED; NO OTHER ISSUES - USER: XX          05/XX/2018 9:17AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208669598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower stated they had roof damage but they are no longer impacted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact with borrower was 05/XX/2018 and that was an attempt to collect the current payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669444	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to confirm payment scheduled date and scheduled future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower called in PTP $XXy bill pay 12/XX/2016 RFD illness of daughter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: Comments through 06/XX/2018. Review covers 06/XX/2018-08/XX/2018.	8/XX/2018	6/XX/2018	0
208675854	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  10/XX/2017 inbound call borrower called in to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower is 2 month behind 3378.70, set up payment for june payment of 1678.88 for 7/XX/2018. looked into a repayment plan but borrower does not have the enough for a repayment plan.	8/XX/2018	6/XX/2018	30
208675855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower stated if she could set up June's installment today. 6/XX/13
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208671801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671808	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  * CUST CALLED IN AND STATED SHE  MADE PYMT ONLINE ON 2/15 BUT IT HASNT HIT          HER BANK YET ADV THE PYMT RETURNED UNABLE           TO LOCATE ADV USUALLY DUE TO INCORRECT  BANK INFO IN THE SYSTEM CUST STATED SHE            THOUGHT IT WAS STORED INFO ADV IT IS ADV            SINCE SHE MADE PYMT ONLINE I CAN NOT SAY  WHAT HAPPENED SINCE PYMT WAS NOT MADE OVER         THE PHONE CUST ASKED IF LC CAN BE WAIVED            BECAUSE SHE PAID ON THE 15TH ADV I AM  UNABLE TO DO THAT DUE TO IT NOT SHOWING            ITS A XX ERROR ADV FAX NUMBER                  8773717799 SO CUST CAN SEND INQUIRY
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208676216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower made a payment in amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674042	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208676212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loss mitigation comments provided.	8/XX/2018	6/XX/2018	0
208673989	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Commentary states borrower called in regarding the billing statement and fees.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is disputing the fees from the modification. Borrower was advised to submit disputes in writing to correspondence.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673947	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to reschedule payment due to death in family. Service advised payment would post.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Collection call to borrower who requested not to be called until after 15th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675010	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called on 07/XX/2018 to make a Speedpay payment and confirmed owner occupancy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675011	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Called borrower advised of total amount due. Borrower stated no hardship, not only mortgage has. Advised set up payment for two weeks and has payment for today.  Demand letter expires 3/30 will try to make a 2nd payment, but at his destination.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208676332	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Called borrower, reason behind due to cut in hours due to weather in February.  Will make payment on line 3/15 and another 3/29.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: numerous attempts to reach borrower, but no contact made.	8/XX/2018	6/XX/2018	0
208674948	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made a payment $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674952	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called to see if taxes were being paid. Last skip trace 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674956	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 03/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contact to make promise to pay arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674907	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 03/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  An authorized 3rd party inquired about making a payment to principal once brought current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments through 07/XX/2018. Review covers 06/XX/2018-08/XX/2018.	8/XX/2018	7/XX/2018	0
208674200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2015.  Discussed payment due and confirmed borrower will make an online payment on 4/XX/2018 in the amount of $XXvia the internet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674145	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 A late payment notice was sent to the Borrower on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674201	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower called to get full amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208674084	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208676269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 An Account Statement was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in to make a payment to get loan current and to set up future payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674399	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  RFC IS HE HAS A  PYMNT SET UP FOR 8/30 NEEDS TO MOVE IT DUE  TO SPOUSE CALLING IN AND PAYING TWO WEEKS
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208672294	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Borrower inquired what is required to finalize the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is not available in the information provided.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672299	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Called borrower, reason for default - unemployed last 4 years, but spouse works. Financials show unable to support payment.  Borrower inquired on refinance, but with payment history not an option, can transfer to specialist to discuss further options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Options were not discussed with the borrowers during the review period.  Borrowers completed a modification on 7/XX/16.  Performing loan with lates in the past 12 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower returned call advised the call was we do not have the 5/1 installment secured and borrower has not set up ach to start 6/1, advise TAD as 5/1 installment IOA
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672872	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower does not want loss mitigation assistance. The borrower made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2015.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  An insufficient funds fee dispute was resolved on 08/XX/2015.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  BORROWER IS CALLING  TO MAKE 2 PAYMENTS WITH 1 LATE FEE, AND STATES HAS  BEEN SAVING UP MONEY TO BRING LOAN CURRENT.

Borrower called in 7/XX/2018 to make a payment.  Payment was made via Speed Pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Per the Cash Flow screen, the borrower paid $XXometime during August to bring the loan current and due for 9/XX/2018. Most recent comment of 8/XX/2018 was the generation of a XX Speed Pay letter.	8/XX/2018	8/XX/2018	0
208672890	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  TT: ANSWERING MACHINE SSN1: N/A DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: COLLECTION CALL RFD:                  BUSINESS FAILURE  ADV TAD OF $XXADV  LC  ADV GRACE PERIOD 15TT CUST1 // ADV TAD         $XX // CUST STATED MADE PMT TODAY             IAO $XX ADV PMT IS $XXT. CUST  REQUESTED THAT I PROCESS SPAY FOR $XX        ADV I CAN JUST UPDATE SPAY AMT TO $XX         // RFD:SELF-EMPLOYED, CHANGE IN CAREERS  DURATION WILL BE CURRENT IN APRIL // OFFE          TO SECURE SPAY FOR APRIL, CUST DECLINED,            STATED WILL CALL IN TO MAKE PMT // GAVE  PMT EXPECTATIONS // ADV XX                **UPDATED SPAY AMT TO $XX* **UPDATED          FINS** DIALED: XX- USER: XX 03/XX/2018 3:01PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672827	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower inquired about loan balance and payment amount. Servicer Informed borrower of most recent payment posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2002 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672831	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was contacted on 02/XX/2018 in regards to the past due amount. The borrower advised they would have to talk to their spouse as they were unaware the loan was past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208672785	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The servicer called and spoke with the borrower who stated will call in and make payment in amount of $XXn 08/XX/2016 via IVR. The reason for late payment is both work for the school system and does not get paid much during the summer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208673844	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower stated would like to do a repayment plan and was advised that they can try for another modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	60
208672732	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower has just been set up fir 5 month plan. The repayment plan, 2st payment 5/XX/2018 for 1002.87.  In the past borrower did go for trial Modification, but was not set up, borrower was on a forbearance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is incarceration.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower has just been set up fir 5 month plan. The repayment plan, 2st payment 5/XX/2018 for 1002.87. In the past borrower did go for trial Modification, but was not set up, borrower was on a forbearance	8/XX/2018	6/XX/2018	60
208672705	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called with concerns about a periodic loan notice letter that they had received.  The Borrower was advised to write in for an explanation of the total charges.  Borrower stated that a payment was process over the internet for $XX on 7/2.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672707	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to verify that the loan is not 90 days delinquent. The agent advised that the loan is only due for 08/XX/2018 as this time.  Owner occupancy was verified during the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208676016	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to get a status update on her account. She advised she has not received  a statement and the loan was just modified. The borrower called 7/XX/2018 to check the status of the July payment that was mailed.  Servicer advised the payment has not been received, but could take 7 business days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208676213	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The customer called stating he would like to make a payment in the amount of $XX for March. I tried to go over financials with the borrower at which point the borrower ask if I am going to accept the payment or should he go online. I advise the borrower that I just wanted to have a conversation with him at which point he stated he will make the payment online and the call dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673978	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower made a payment and advised the reason for default was they work two 70 hour work weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673931	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to get amount due and wants to know where to send request to have late fees waived. Borrower made payment for today for $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673933	3	[3] Current Bankruptcy - no relief granted [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contacted servicer to make payment and to check on surplus refund.  The reason for default is not listed in the commentary.  The actual filing and details of the active bankruptcy were not found in the comments provided.  Per the commentary the borrower is on a HAMP modification with step rate adjustments; however, the details and dates of the modification were not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  A motion for relief was filed 03/XX/2017.  Per commentary 11/XX/2016 the Proof of Claim was filed by prior servicer no date was listed.  The comments do not reflect the bankruptcy chapter, case number, filing date or borrowers attorney current phone number.  The comments on 05/XX/2017 reflect the Motion for Relief was Adjorned to 06/XX/2017 and to proceed with conditional order that the borrower wanted a 12 month conditional order to settle motion as was due for the 10/XX/2016 payment with suspense of $XXLITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	Bankruptcy
208673935	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised he sent payment via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208673939	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On 11/XX/2017 Borrower accepted a promise to pay $XXfor 11/XX/2017. Borrower had a broken repayment plan and did not want to schedule more payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208675154	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower made a payment arrangement, stated she had a closing of a business that left a curtailment of income but would not set up a plan and declined to discuss financials.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loss mitigation comments provided.	8/XX/2018	8/XX/2018	0
208675091	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 03/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208675098	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 03/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 03/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  TT: CUST1 SSN1: VERIFIED SSN RFC: SPEEDPAY  REQUEST RFD: OTHER  ADV TAD OF $XX           ADV NEXT PMT DUE $XX6/XX/2018 ADV LC           ADV GRACE PERIOD 15 *VRFY HISTORICAL  BANKING* NO FURTHER QUESTIONS, ADDRESSED           CONCERNS, RECAPPED CALL. XX,                SPOUSE,   CALLED IN STATED WAS ON IVR  WANTED TO KNOW WHY PAYMENT INCREASED REV           THE ACCOUNT ADVISED ESCOW DETAIL WAS                MAILED STATED SHE DIDNT GET THE FORM  ADVISED THE ADDRESS ON THE ACCOUNT STATED          SHE WANTED TO CHANGED THE ADDRESS ADVISED           ONLY THE BOR CAN CHANGE THE ADDRESS. ACH  FORM WAS MAILED .. ADVISED CONFIRMATION            WILL BVE EMAILED XX                ***NSN***SUBMITTED TASK TO HAVE ACH FORM  MAILED  POST DATED FUTURE INSTALLMEDNT             ADVISED NEXT DUE DATE *PROCESSED SPAY1:             $XX6/XX/2018 CONF#: 1XX FEE: $XXOCESSED SPAY2: $XX7/XX/2018             CONF#: 16874416 FEE: $XXCESSED                SPAY3: $XX8/XX/2018 CONF#: XX  FEE: $XXER: SPERRY1 06/XX/2018               10:41AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672748	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower is currently delinquent. Doing a modification to get loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672756	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Return call to borrower made and borrower advised had mailed payment of 1177.00 on 5/XX/18.  Borrower was advised that a payment missing from back in 2015 and a pay history would be sent for review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: Customer advise spouse was supposed to make 'missed payment'. Correspondence address provided for dispute. No dispute received. AMC Response: Removed exception of dispute.	8/XX/2018	8/XX/2018	30
208672725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to inquire about loss mitigation docs and was advised that the docs were sent out due to the status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower stated that a cashier's check in the amount of $XX was mailed 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674060	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last contact with borrower was 05/XX/2018 and borrower wanted to ensure that payment was set up to come out of account, agent advised it was.  Update:  Agent advised borrower of total amount due and took a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674064	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 01/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound collection call; borrower intends to bring loan current on 07/XX/18.  Borrower had sick child and paid off commission as well as having the rental property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: Per the comments on 12/XX/2017, there was a hazard insurance claim filed on 10/XX/2016 for property damages done due to a hurricane. There is not a description of the damage. A check was issued by the insurance company in the amount of $XXon 12/XX/2017, and the claim was closed on 12/XX/2017.	8/XX/2018	8/XX/2018	0
208674069	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower returning call and was advised that  payment was due and borrower discussed setting up automatic payments and asked if she had 10 days to have available funds and was advised that this was not a grace period and borrower stated that she would make the payment online. Comment dated 07/XX/2018 borrower inquired if the August payment the last payment in the repayment plan and scheduled speed pay for July and August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674071	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016 [3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  HAVE A PLAN FOR GETTING PAYMENT IN FRONT  GRACE. BORR DECLINED TO SET UP SPAY.               DISCUSSED WOULD NEED HIGHER INCOME FOR              RPP. DISCUSSED POSSIBLY GETTING RID OF  CAR. ADVSD DON'T ENCOURAGE MOD. BORR               DISCUSSED HAD FALLEN BEHIND AND JUST CAN'T          GET CAUGHT UP. **SME XX TOOK TALK OFF  AT DESK** *PROCESSED PAYARRG: WILL MAKE            SPEEDPAY $XX/XX/2018* DIALED:                 XX - USER: XX 05/XX/2018  3:14PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676217	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016 [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to complete correction on previous speed pays created for first three installments of payment plan.Payments were amended to reflect XX discussed that come Jan 1st will owe for January. Advised if can make payment sooner to do so. Advised if plan is broken foreclosure will proceed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208674034	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 09/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  CUSTOMER CALLING FOR LOAN NUMBER. ADVISED OF LOAN NUMBER. HE STATED NO OTHER QUESTIONS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208673976	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 04/XX/2016

[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 04/XX/2016

[2] Currently Delinquent Mortgage

[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Case number, filing date are not able to be determined
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	Bankruptcy
208675836	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower requested repayment plan to get caught up with payments. Borrower plans on bringing loan current in June and set up May and June payments. Repayment plan is 5 payments from 5/XX/18 to 9/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: May 2018 payment made 6/XX/18	8/XX/2018	7/XX/2018	60
208675838	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower called in and stated received the final modification documents but not sure if wants to accept. the agent advised borrower of the new payment amount of $XXith a 40 year term. The borrower wanted to know what the maturity date is now and the agent advised 28 (12 year). The borrower stated wanted to speak with spouse to see if they can schedule a payment to bring the loan current and asked to be called back in an hour or two to give time to speak with spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672554	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Commentary states reason for default was due to medical bills and other unexpected expenses. Borrower stated will mail payment at end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 05/XX/2017 Commentary states Hazard Claim vendor closed claim. There are no recent property damage that was not repaired.	8/XX/2018	6/XX/2018	30
208675985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower was contacted on 8/XX/17 and advised the total amount due was $XX The borrower said they would make a payment by 8/XX/17. The borrower indicated that it wasn't a good time to speak, and the call was ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: The loan had been sent to foreclosure, but the borrower brought funds to reinstate the loan in June 2017. Comments from 1/XX/17 indicate the borrower had been unemployed. The dispute mentioned in July 2017 was regarding the corporate advance fees. The servicer provided the borrower with a fax number to inquire/dispute the fees.	8/XX/2018	6/XX/2018	0
208672562	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called and advised two payments came out of each checking account and they overdraft their account by $XX. The servicer advised the loan was brought current and the payments were scheduled for 02/XX/2018 and 02/XX/2018. The borrower stated they canceled one of the payments. The servicer advised the payments covered January and February. The borrower wanted to confirm since the loan was current then there is not an active payment plan. The servicer confirmed the payment plan was not needed if the loan is current. The borrower advised the servicer to leave the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672535	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called on 06012018 and discussed broken payment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672495	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower contacted servicer to make a payment and stated the reason for default is excessive obligations.  The commentary reflects the March payment was an NSF and was paid on 04/XX/2018 causing a delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675978	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated husband takes care of the finances and she discussed when the payments are due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make a payment and had concerns with the fees on the account, as they were advised all late fees would be cured per campaign letter.  Supervisor was advised that the additional $XXpplied to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672494	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The authorized third party called in and made a payment of $XXn 7/XX/2018, $XXor 8/XX/2018 and $XXor 9/XX/2018. The primary borrower is deceased and passed away on 03/XX/2018. The co-borrower is XX and the authorized third party daughter handles her affairs and stated they are not sure who the executor will be at this time as noted on 04/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: Borrower deceased - daughter making pmts AMC Response: Deceased borrower exception corrected to a level 1.	8/XX/2018	7/XX/2018	0
208674904	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674900	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to pay via Speedpay because there had been a problem paying on the website.  Borrower wanted to set up ACH payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised of self service payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674861	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  08/XX/2018 A payment was made through the IVR system in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	60
208674750	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 - Borrower was calling to make a payment.  Reason for delinquency is spouse was deported and they no longer have their financial support.  Should be caught up in July when their parent moves in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208669901	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called because they made a payment from the wrong bank account information. A payment was made for 03/XX/2018. The borrower advised all repairs for damages were completed and the insurance company covered the repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	Bankruptcy
208669897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised that escrow could cause the payment to go up.  The borrower was advised to call in before they left the country to see if payment changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Inbound call with billing inquiry regarding inspection fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208672340	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower had an escrow question.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208675510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in on 06152018 inquiring on payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669826	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Discussed and made arrangement for pay by phone and borrower will make future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208669825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower contact in regards to payments reporting to credit bureaus.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669828	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrowers last contact was on 03/XX/2018 and it was the borrower received a letter stating the natural disaster forbearance plan ended 04/XX/2018. Borrower was advised that loan was current and only due for the month of April at that time and normal payments resume.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  TT: NON AUTH NO3:  RELATIONSHIP:  COMPANY:  PHONE#:  FAX: RFC: COLLECTION CALL RFD:           NOT APPLICABLE UNKNOWN RECIPIENT INFORMED           ME THAT I HAVE A MISTAKEN NUMBER. I  VERIFIED NUMBER AND NOTIFIED UNKNOWN               RECIPIENT THAT I WOULD REMOVE NUMBER FROM           SYSTEM AS TO NOT CALL BACK, AGAIN. REMOVED  NUMBER FROM SYSTEM. DIALED: XX -         USER: XX 04/XX/2018 10:44AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669775	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower confirmed that had not been impacted by the disaster; neither property damage nor financially.  Payments were scheduled for $XXon 10/XX/2017 and $XXor 11/XX/2017 and $XXor 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2016.  No POC amount given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	Bankruptcy
208669779	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208669790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in regarding an escrow account payment. Call disconnected while representative was assisting borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669781	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make payment in June in the amount of $XXto be processed on 7/XX/2018. Agent provided confirmation number to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669791	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound collection call; discussed excessive obligations as being the reason for delinquency, issue has been resolved.  Servicer took financials and determined surplus available - set up repayment plan with borrower and will have details mailed.  Monthly plan amount and due dates were not included in the comments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208669736	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in on 03212017 wanting to know why balance has increased
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669737	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Authorized 3rd party stated that they will call in January to secure January's payment since December is already secured.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	2/XX/2018	0
208669738	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Inbound from borrower to ask about Save My Home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Modified in 2011

							Comments in file indicate there may be a bankruptcy but no other information found in the file	8/XX/2018	8/XX/2018	30
208676235	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer informed the borrower on 03/XX/2018 that the total amount due is $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	90
208674161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers last contact was to pay April and Mays payment.  Borrower stated had a direct deposit issue in April which delayed funds for two weeks. Per the commentary the borrowers rate adjusted 12/2018 to 3.375% and the online writer reflects step rate adjustments indicating the borrower is on a HAMP modification; however, the commentary does not reflect the dates or details of this action.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676229	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers do not want the loan modification.  They will reinstate the loan by June 3, 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674103	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Last conversation with borrower was on 08/XX/2017 and borrower wanted to look into getting a home equity loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 05/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	Bankruptcy
208674054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The customer was contacted and provided the reason for delinquency. The customer promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671931	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in to make a payment. The RFD noted is excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	60
208671966	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Per the commentary the borrower requested a payoff and the last 2 years verification of mortgage on the last contact with the borrower.  The comments indicate the borrower has been asking for a payoff, which is being sent to the attorney as the borrower is in an active Chapter 13 bankruptcy, since 09/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 06/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	Bankruptcy
208675856	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower reset password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208671884	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to make payment arrangements on a repayment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: FEMA: Hurricane referenced on 09/XX/2017.	8/XX/2018	6/XX/2018	30
208671929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Called and spoke with borrowers who stated payment was already made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671916	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in regards to to TAD of $XXand states she will be able to make a payment on 8/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671930	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrowers last contact was to move a scheduled payment to another day within the same month.  The commentary does not reflect the actual reason for default as the loan is flagged as a bankruptcy loan; however, there are no details of the bankruptcy in the comments provided other than on 04/XX/2014 it stated a Chapter 7 bankruptcy took place 2.5 years ago.  The borrower does reference marital difficulties on 08/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  TT: CUST1 SSN1: VERIFIED SSN RFC: TAX FORM  INQUIRY BORROWER CALLED REGARDING 1098             **BORROWER VERIFIED NAME, SSN, ADDRESS**            ***READ PRIOR NOTES***  ADV BORROWER WE DO  NOT HAVE AUTHORIZATION TO SPEAK WITH HER..         BORROWER STATED I COULD CONTACT ATTORNEYS           OFFICE AND ASKE FOR - KRISTI MOUNTZ X 7120  - AUTH 3 WAS NOT AVAILABLE WENT TO VM.             ADV BORROWER SHE WILL NEED TO HAVE                  ATTORNEY CALL OR SEND AUTHORIZATION TO  SPEAK WITH BORROWER.  **RECAP CALL** -             USER: XX 03/XX/2017 10:27AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672627	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound call to confirm repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	30
208672603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  the last contact with the borrower was on 04/XX/2018 and it was due to a payment the borrower made. The payment was returned for insufficient funds. The borrower stated unaware and that they could call in later and use the IVR system to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment for May and schedule for June and July of 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  BRRWR CLLD IN TO SET UP PYMNTS TO FINISH THE PYMNT PLN. Set up the last 2 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675987	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  collection call was made to borrower and the borrower stated that he would make a future payment.  He was delinquent due to car repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  TT: CUST1  OB MM GIVEN  DEMO VRFY: 30 DAY  RULE OCCUPANCY: 30 DAY RULE RFC:                   COLLECTION CALL RFD: NOT APPLICABLE TT              CUST, STATED HE MAILED THE CHECK OUT  YESTERDAY CALL UNEXPECTDLY DROPPED, READ           DEAD AIR SCRIPT, CALL INCOMPLETE DIALED:            XX - USER: XX 06/XX/2018  9:59AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  Servicer completed welcome call and to go over payment breakdown and set up ach for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Last comment indicates borrower is not delinquent. Not attempting to contact borrower. Comments indicate borrower may be on hardest hit program Modification. Loan is preforming next due date is 8/XX/2018. Borrower has been paying early month in advance. Comments do not indicate
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208676358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to discuss return payment on the loan. Advise I am not sure what happened as loan was set up for auto draft automated clearance house but payments for April was return and also the one online. Verified and advise the borrower that the incorrect account was used.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  RETURNING CALL. HE GOT  SUSPENSE  LETTER, CONFIRMED IT IS BECAUSE ON ACTIVE          REPAYMENT PLAN.  **HE SET UP NEXT THREE             SPAYS USING HX BANKING ON FILE,  ORDER ACH  FOR VIA TASK DESK
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan program appears to be an ARM. Borrower hardship started 2016 when the rate adjusted up as well as escrows causing a shortage. He is on repayment plan and indicates kept plan.	8/XX/2018	4/XX/2018	0
208674998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower, borrower calling in today due to retiring from his job and in regards to a NOI to FC letter
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674997	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  AUTHORIZED THIRD PARTY, XX, SPOUSE, INQUIRING ABOUT LOAN STATUS. ADVISED LAST PAYMENT POSTED 6/XX/18; HAS A RPP IN PLACE THROUGH 10/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: borrower on 6 month repayment plan XX6, 2 more payments as of 7/XX/2018. then payment will change to XX as of 9/XX/2 018.	8/XX/2018	6/XX/2018	30
208674936	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower logged on to website to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208674209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower retrieved their user name to log on to the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Agent advised borrower of total amount due in the amount of $XX borrower stated that they are waiting for a check to clear the account and then will make payment. agent attempted to update financials but borrower declined. Agent advised borrower that foreclosure could happen at any time on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674211	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrowers last contact with the servicer the borrower requested wiring information.  Per the commentary on 03/XX/2017 the borrower inquired about billing statements and was told due to the bankruptcy discharged statements were not allowed to be sent; however, they could request them in writing, no further commentary and nothing in the notes provided lists the details of the bankruptcy or when it took place.  The comments from the borrowers indicate borrower one does not reside at the subject but borrower two does.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	60
208675867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to make a payment for $XXnd declined the Forbearance in February. The borrower was advised to call back to opt out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower shows to have made payment 8/XX/2018 and is due for 91/2018.	8/XX/2018	6/XX/2018	0
208671983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower and client discussed setting up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671986	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The customer called asking if they can change their payment date to  04/XX/2018. The customer stated IRS took $XX their checking account on 3/23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called to verify that the insurance was being changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	2/XX/2018	0
208675885	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke to borrower concerning past due account, borrower stated principal borrower has been ill and not able to work full time, made a payment $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672057	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Payment scheduled $XX2/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208672678	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in returning call from servicer. Borrower was advised of the status of the account and advised of automatic draft availability. Borrower scheduled payments for the account and advised will signup for auto-draft.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower promised to make a payment in the amount of $XX on 7/26 for his July payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Repayment plan has been kept 6/XX/18. RFD was death in the family and paying for funeral expenses as well as Borrower's friend was in need and helped them out. No indication that loan should default.	8/XX/2018	7/XX/2018	0
208674007	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrwer called to let bank know they have made every payment since December when account was up to date.  Discussed other bank issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208674006	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Inbound call to make payment and advised of rfd (resolved).
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute resolved and closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208674000	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated that payments are made every month and disconnected call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed no damage, gaps in material cleared and exceptions removed.	8/XX/2018	6/XX/2018	0
208673998	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to find out what the account is due for. and was advised that the next payment of $XXdue for 07/XX/2018 on the account. The borrower advised that he received a Notice of Intent letter and that he has a hard time keeping track of the payments as he works numerous side jobs. The borrower's financials were reviewed, a discussion of liquidation options took place as the borrower advised that he is using his savings to live day by day. The borrower was advised that the late charges can be addressed as a later time as he needs to catch up with current mortgage payments due first. The borrower stated that he was at work and would not be able to complete the call, the call was ended by the representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208673969	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers last contact with the servicer was checking on status of dispute that was still under research.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing payment history as the loan has been delinquent since 2013 while with prior two servicers.  Borrower submitted documentation and the servicer reached out to the prior servicers and found that there was an NSF prior to June 2013 that payment was never resubmitted that caused the loan to be delinquent until April 2018.  The commentary with the borrower does not go past 05/XX/2018 and the most recent response from the servicer was dated 06/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2015.  A motion for relief was filed 03/XX/2017.  The filing date is not listed in the commentary provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: Written correspondence provided to customer for resolution 6/XX/18. Document available in images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	8/XX/2018	7/XX/2018	0
208676360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in regarding payment inquiry and billing statement as they have stated they received it late. Agent advised the date billing statement was sent out and borrower stated he was not informed of the amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last contact Borrower informed Servicer that the March 2018 payment was not made due to illness and medical bills. Borrower promised to pay March and April payment in April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675140	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Loan is performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208674045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Customer called and verified property is owner occupied and authorized next 3 payments using historical banking.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments verify there was a modification on the loan in 2013.	8/XX/2018	7/XX/2018	0
208674041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make the monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674058	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contacted servicer stating the payment made on 04/XX/2018 would be returned due to insufficient funds; no further commentary provided.  The borrower is currently in a Chapter 13 bankruptcy; however, no details or case information is listed in the commentary provided.  The comments reflect a modification was completed 12/XX/2014; however, no further details were listed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	Bankruptcy
208674928	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Adsied borrower of payment due and extended term to 2055 due to loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674873	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  At last contact, the borrower called in, was advised of the total amount due and then the call disconnected.  On 12/XX/2015, the borrower called in to reschedule a previously scheduled payment from 12/XX/2015 to 1/XX/2015.  The borrower stated they work on commission at XX and had a slow month.  The borrower was advised the payment could not be rescheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674882	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in and wanted to confirm last payment sent via bill pay was received and the agent verified that the payment posted on 02/XX/2018 and that the payment was short by .40 for January. The borrower stated plans to pay the remaining balance to bring the loan current  by 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674780	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower was offered and declined mod/ trial. says hardship is over. From 03/XX/2017 to 5/XX/2018 no established contact with borrower.  Last skip traced 5/XX/2018

Borrower was charged for property inspection (so it must have been done) no date in commentary as to when it was done.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674879	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in to request payoff for refinancing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208676312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to see if the servicer had sent someone out to inspect the home; servicer confirmed an inspection was ordered due to the loan being delinquent.  Advised customer calls and letters will continue until loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make payment and to set up future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676314	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The executor called to verify the total amount due and due date in order to pay via bill pay.  On 12/XX/2016, the agent recommended assumption of the loan; and the executor replied that would think about it.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208672084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower discussed the account and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Forbearance comments provided.	8/XX/2018	6/XX/2018	0
208672087	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called on 8/XX/2018 to make a payment of $XXate fees, wanted 50% deal. Deal was to pay $XXy 8/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a fee dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208672047	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to check if the RPP payment for July was received, confirmed yes, discussed next payment and money in suspense, will call back for August payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower has come out off a chapter 13, no dates or case number provided. Bankruptcy first noted 2013. Borrower did not realize that his payments were short and did not know he was behind on payments. Borrower is being set up with a repayment plan.	8/XX/2018	7/XX/2018	30
208672050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower contacted servicer to make a payment of $XXor 06/XX/2018. Servicer processed payment and provided borrower with confirmation number. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672051	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208672052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower spoke to servicer about repayment plan extension and stated would have to think about it not sure if wants to extend it or not.  Per the commentary the borrower has been unemployed since 09/XX/2017.  The comments reflect the borrower has completed 3 modifications (8/XX/14, 2011 and 2009).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676262	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  the customer was contacted and stated the reason for past due is the business failure promise to pay in the future because he doe not feel that this is a long term issue
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208674351	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to inquire why she kept receiving phone calls when she made her payment.  Advised the borrower the last payment was scheduled for 5/XX/2018.  The borrower scheduled payments for 6/XX/2018, 07/XX/2018 and 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208676249	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  09/XX/2017 The borrower called in and stated wanted to be put on disaster relief forbearance. Borrower was set up for a 6 month forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	30
208674271	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  BORR CALLED IN REGARDS TO               CONFIRM LOAN STATUS .. ADV CURRENT UNTIL            MAY 1ST .. ADV 14.99 IN LATE FEES, ADV  BORR THAT SHE GOT BEHIND OCT2016 .. ADV            THAT I WILL MAIL 12MONTH PAYMENT SHOWING            THE ACTIVITY OF THE LOAN FOR THE LAST FEW  MONTHS
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	30
208674307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The agent provided the total amount due of $XXor the month of June.  The borrower promised to pay online today and discussed the escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to schedule June payment. Declined future payments. Borrower also states credit reporting is incorrect, advised borrower to submit written request to dispute credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208674266	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	30
208668486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower advised they are late as work has been slow due to inclement weather. Borrower advised they will bring loan current by end of the grace period in February. Representative set up formal RPP for borrower and advised a confirmation letter would be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke to borrower and advised payment due and grace period, set up a payment of $XXed 5/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  At last contact, the borrower was contacted and promised to pay $XXon 5/XX/2018 and a payment on 5/XX/2018 when they get paid.  The borrower declined to provided financial information for a loss mitigation workout.  The reason for the default was noted as Other.  On 10/XX/2017, the borrower stated they had car expenses causing the delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668450	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called on 04/XX/2018 to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A dispute was received from the borrower on 02/XX/2016 regarding the late charges on the account. A response was sent to the borrower on 03/XX/2016 detailing all the late charges which were waived as a courtesy, and informed the borrower no additional fees would be waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was contacted regarding the payment. The borrower stated the payment was made earlier that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower declined to pay August installment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669230	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was advised of total amount due of $XX; borrower also questioned why calls were being received so early in the month - servicer advised due date is the 1st.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing corporate advance fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The commentary does not reflect the reason for default.  Per the commentary the borrowers are on a fixed income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The only commentary provided was dated 11/XX/2012 stating BK7 transfer file completed.  No details on dates of filing or discharge were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  08/XX/2018 The Borrower called in to change payment date due to the expected commission income  being delayed, the Borrower was informed of the option to accept a Repayment Plan as per the history on the loan and the payment arrangement she wanted was not able to be accepted (calling in on 09/XX/2018 to pay 08/XX/2018 installment). The Borrower then requested to speak with a Supervisor, and the call was unexpectedly disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was advised of total amount due and asked to remove co-borrower from the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to get info for 1098 letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667885	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to set up electronic payment for September 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to update the future payments that were scheduled. They paid the April payment and changed the schedule for the May and June payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	0
208668408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower advised that her RFD was due to a casualty loss. Agent wanted to know if the borrower will still need help once her forbearance plan ends, Borrower stated that her job is helping her and will be making 1 payment for her to help her get back on track..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last contact with borrower was when they called to discuss the loan and payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2012 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make their repayment plan payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208667880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Collection call to borrower to advise of total amount due for $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower needed assistance to make payment on website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208667881	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to schedule payments for June through August. ON 08/XX/2018 borrower called to schedule their next 3 payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was advised of total amount due and needed assistance with online website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675721	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to discuss amount due, and agent advised of payment plan amount.  Borrower scheduled 5/XX/18 payment but did not schedule future payments.  Agent advised that if borrower keeps with plan, loan will become current with 7/XX/18 plan payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states verbally authorized third party called in regarding the account status. Third party provided a reason for default and when next payment will be made to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  CUST. CALLING TO ADVS THAT WILL NOT HAVE FULL PMT AMT THIS MONTH. STATES ONLY HAVE 620.00. STATES WORK SLOW, STATES HAS AN INTERVIEW ON THE 18TH FOR A NEW JOB. STATE WILL TRY TO PAY THE REMAINING 150.67 BAL NEXT MONTH. OR WITH IN 3 MONTHS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Per commentary the reason for default was listed as excessive obligations.  The borrower indicates in the comments self-employment with fluctuating income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Servicer advised of total amount due in the amount of $XX  Borrower wanted to make two payments.  Borrower stated works on commission and borrower has had financial issues due to the way funds are received.  Borrower stated hardship is short term.  Servicer provided resource web-sites.  Increase in payment due to step rate change.  Borrower made a payment in the amount of $XX  Step rate increase is the last rate change for the life of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Inbound call to make mod payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208673370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Rep. advised of nothing on this account is not due until July 1st.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower scheduled two more payments over the phone and was  provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  the customer was contacted and provided a one time draft in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  A collection call was made for a payment.  Unable to make a payment but stated that son would make the payment, not sure of what day he would pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Payment question
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to request that late fees be waived (the borrower was on a forbearance plan but brought the loan current on 03/XX/2018).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  borrower called concerning status of loan. Stated online only shows monthly installment not total open charges.  Advised of charges.  States ex-spouse is supposed to make payments. Will schedule payment today and at end of the month to bring current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208670702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer called the borrower who wanted to know what day the payment was scheduled. The servicer stated the 06/XX/2018 was setup for 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in about escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower spouse called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan is delinquent. Loan is in 5 month repayment plan - no formal modification.	8/XX/2018	7/XX/2018	0
208667789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called advising they will be gathering previous checks/payments to confirm what amounts were being paid toward the mortgage and if there had been any errors.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to set up repayment plan and stated repayment plan will end in August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: May 2018 payment made 6/XX/18.	8/XX/2018	7/XX/2018	0
208667792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called on 01/XX/2018 advising they fell behind due to excessive obligations. The servicer advised of a possible repayment plan; however, the borrower declined stating they would bring the loan current by the end of the month. The borrower scheduled a payment for 01/XX/2018 and another for 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	0
208667958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called to advise was making payment for trial plan.  Last payment was 4/XX/2017 and was trying to making payment 5/31 on IVR but had not been able to.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Per commentary the reason for default is listed as unemployment.  The borrower contacted the servicer on 06/XX/2018 asking for a forbearance at $XX unemployment; however, not further commentary listed on the outcome of the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower will get completely caught up on payments and send in modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is evidence of reaffirmation.  Discharged Chapter 7 Bankruptcy; Case Number not included in provided comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675664	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower informed when payment was mailed and discussed why other payments made were outside of grace period Advised will try to get payments back within grace period very soon.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit reporting dispute resolved as response was sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672984	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower calls in to make payments periodically but is mostly unavailable.  Modification completed in 7/2016.  Borrower is current but had lates in the past.  Prior issue regarding legal description errors was resolved in 7/2016 as it was opened in error.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed fees charged and asked them to be waived.  Servicer addressed the fees on the same call and the fee waiver request was declined.  Customer was advised to send in any other disputes in detail via fax.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Inbound borrower contact concerning escrow payment increase. Advised of total amount due, that insurance and taxes had increased and educated about escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Agent advised borrower of total amount due in the amount of $XXwith payment in the amount of $XXue 8/XX/2018. Borrower called in to get mailing address to send payment. Borrower declined to discuss hardship, agent then attempted to setup payment to protect loan from Notice of Intent which expires 7/XX/18. Borrower stated that payment in the amount of $XXto be sent overnight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208676056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Talk to borrower 2 regarding TAD borrower PTP $XX online on 5/XX/2018 and rep advised borrower of new payment amount
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower called wanting to confirm if authorization she faxed two weeks ago was receive, advised no. The borrower advised she did not receive her taxes for 2014. I advised a copy can be faxed if authorization is on file. The borrower advised he also requested for 2015 taxes as well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	2/XX/2018	0
208670742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in wanting to know why billing statement shows a total amount due of $XX0. The agent advised borrower that is the total amount due and not the monthly installment. The borrower wanted to know what the fees were from and the agent advised that they are legal fees. The borrower wanted to know what the monthly installment is and the agent advised $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670740	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound collection call requesting payment from borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Executive of the Estate took over payments after the borrower was deceased. The Executive of the Estate obtained a loan modification and the loan is now performing.	8/XX/2018	8/XX/2018	0
208670717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208667719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  3rd party called about a notice he received on the loan and wanted to know if it was being credit against him rep advised no. He advised will let the borrower now he is past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208667624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to ask about fees on the periodic account statement, discussed issue with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy comments were minimal.  The only information was that he bankruptcy was not discharged but affirmed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The client processed a payment for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667629	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer informed the borrower on 06/XX/2018 that the total amount due is $XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXe most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Comments show borrower called to discuss loan status and payments due. No promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called wanting to follow up on the modification process
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Comments show borrower called and discussed loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact with the borrower was on 07/XX/2018. The borrower called in and inquired on total amount due. The agent advised of total amount due and the impact of payments being made timely. The borrower did set up a payment with the agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called on 03/XX/2018 stating they were going to make a partial payment, then payment the remaining amount due at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 11/XX/2015.  A motion for relief was filed 02/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668767	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The authorized third party (deceased borrower's daughter) inquired about the $XXe on the account.  The servicer advised the fees were due to a recent property inspection. The caller did not have any further questions or concerns.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in and wanted options to pay loan ahead. Borrower wants to make partial payments, but is not able to per rep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667936	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was advised they could track account on website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670896	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make a payment in the amount of $XX.
Borrower processed a payment in the amount of $XX for today and processed a payment in the amount of $XX for 05/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit bureau dispute noted. Due to no comments relevant to this after 12/XX/2017, it looks to be resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments through 07/XX/2018. Review time 06/XX/2018 - 08/XX/2018	8/XX/2018	7/XX/2018	0
208668454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called to move up payment date to earlier in the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208672977	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to advise servicer of a stop payment on a check due to new banking information.  The agent verified new banking information and set up three payments via speed pay effective 4/XX/18, 5/XX/18 and 6/XX/18.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was checking credit due to a refinance and account was still reflecting past due.  The agent advised the borrower to dispute these findings with the credit bureau and the credit bureau would contact the servicer to correct.  There are no further details and no further comments regarding this dispute so appears to be closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	0
208668798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Customer spouse was point of contact, customer went through two recent RPP's in the last two years and now is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers are current but were 60 days delinquent in the past 12 months.  Income was impacted by a hurricane however the home was not.  Borrower reported only minor fence repairs. Disaster forbearance offered to borrower in 10/2018 but borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  inbound call from borrower inquiring on late fee, loan servicer advised late fee is assessed if payment is made after grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Commentary states authorized third party called in regarding fee on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to schedule the second repayment plan installment to be paid on 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contact in regards to pass due balance and promise to make promise to pay arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated they would be making a payment through IVR next week after they are paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower contacted the servicer on 04/XX/2018 to inquire about the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to discuss that he'd previously scheduled a payment and wanted the late fee waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 3.0 DQ TAX - COMMENTS INDICATE NO DQ TAX AMC's Response: Exception for delinquent taxes removed - per collection comments taxes are not delinquent.	8/XX/2018	8/XX/2018	0
208673540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Went over repayment plan which is active and to set up speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671066	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower inquired if they could pay for the November, December, January, February and complete a repayment plan for March. The servicer reviewed the borrower's financial information and advised the account was not eligible for due to a surplus of only $XXhe borrower chose to bring the account current and declined to set up future installments stating they would pay online. The servicer then unlocked the borrower online account and assisted borrower with access. The servicer also advised the borrower of the payment amount change due to escrow analysis for 03/XX/2018, new payment amount of $XXThe borrower stated they are using their income tax refund to bring the account back to current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments are not clear on the issue for the credit reporting but in the 36 month review there are 4 instances of CBR dispute.  1 from XX 1 from XX and 2 from XX
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  OWNER  OCCUPIED RFC: PAYMENT INQUIRY  ADV TAD OF  $XXADV NEXT PMT DUE $XX/XX/2018NO FURTHER QUESTIONS, ADDRESSED            CONCERNS, RECAPPED CALL. **WB** BORR STATE  SENT IN A CASHIERS CHECK TO THE LA CA  LOCKBOX BY PRIORITY MAIL
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in and asked about getting payment lower and agent advised can be reviewed for modification assistance and requested borrower response package. The borrower advised that the payment was mailed out for march and wants to set up another payment and authorized agent to process payment in amount of $XXnd was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called inquiring how to get rid of late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668974	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Per commentary dated for 04-XX-2018, contact with borrower to discuss account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668970	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called for loan # and Fax# to correspondence team.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 04/XX/2018, the borrower disputed fees on their account. The borrower did not believe they should have to pay process fees on a bankruptcy loan. The servicer advised the payment fees is governed by the borrower's state and the servicer cannot adjust those fees. On 05/XX/2018, the borrower called to follow up on the dispute. The borrower advised they were disputing property inspection fees. The servicer advised a payment history and escrow information was sent to the borrower's attorney.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 06/XX/2017.  Comments on 10/XX/2016 indicated a proof of claim does not need to be filed as the plan indicates payments will be made directly to the creditor. Comments on 07/XX/2017 indicated relief was granted on 07/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The client processed a payment for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675354	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Discuss payment due
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to confirm modification was completed and loan is current, and agent confirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in reference to a letter saying they are delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208670818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make a promise to pay, will be sending wire in attempt to avoid the credit hit for the month and to bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  outbound call to borrower to collect past due payment,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrowers last contact with servicer on 03/XX/2018 was explaining why payments were past grace period. It was due to rent from tenants being received by his grace period end date and then borrower sending in payment to servicer. Also inquiring about forced placed insurance on property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last comment indicates borrower only 10 days deleqent before payment of $XXto bring account current. MI comment in notes dated 6/XX/18 regarding NOI.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: Unable to confirm title issue activity on the loan with the information provided.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower calling to see where fees came from.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Rep advised borrower of the new rate and payment amount. Borrower scheduled a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Contact was made with the borrower and was advised of the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The commentary states this is a discharged chapter 13 bankruptcy; however, there is not a discharge date listed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in for the total amount due for the April payment. The borrower was advised the amount amount is $XX The borrower indicated having trouble making the payment online, and requested the late fee be waived. The borrower was told the late fee waiver would need to be approved by a manager. The borrower made the payment on 4/XX/18 but declined to set up future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Servicer advised the total amount due is 985.70. Borrower called in to make a payment.  Borrower inquired about the interest rate change.  Servicer advised the rate is going up to 5.375 and will be fixed at that rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower stated on 6/XX/2018 was transitioning between jobs around February / March of 2018 is  the reason the loan was behind, then the payment changed at the time the borrower was trying to bring the loan current. Borrower promised 3 speed payments for 6/XX/2018, 7/XX/2018 and 7/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower called about a letter received about payments and the account being invalid, their concerns were addressed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Agent advised borrower of total amount due in the amount $XXwith $XXbeing due 5-XX-2018.Borrower stated that she was unaware of status of loan due to loan being in bankruptcy. Borrower scheduled payment to be processed on 6/XX/2018 in the amount of $XXnd provided confirmation number. Borrowre stated that she will schedule payment for the month of June by the 16th of June via IVR Center.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called and stated they are making higher than required payments and expressed concern about their escrow payment. Representative advised Borrower that once loan is current, they can request an escrow surplus review. Borrower authorized payment to be processed 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in response to letter stating missed payment in 2014.  Agent review account and advised the payment was missed due to a short payment sent after escrow change.  Borrower advised will mail payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Property loss occurred in 2016. Servicer was not a payee on claim check, and servicer has verified check was cashed. Servicer closed claim and property loss tracking on 4/XX/18.	8/XX/2018	6/XX/2018	0
208669154	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669192	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  08/XX/2018 A payment was processed through the IVR system in the amount of $XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had a dispute with credit reporting and filed a complaint with XX and the servicer stated the information was inaccurate per the notes on 03/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: Dispute responses have been provided to CBR agencies. Responses are available in SCI images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	8/XX/2018	8/XX/2018	0
208670764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called because they received a default letter in error, advised they must've typed in the wrong account number. The borrower made a speed payment at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called need to move payment due to delay in paycheck, will not get paid till 6/29. Advised of total amount due. Reviewed options, repayment plan not good choice, might need to borrow funds. Advised borrower to call earlier if cannot make payment. Advised of self service and options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  No contact with borrower since November 2015. No loss mitigation attempted. Servicer just took a payment for November. A modification was completed back in November 2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact with the borrower was made on 05/XX/2018 to discuss the payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower called the servicer with a payment inquiry and was provided the total amount due. The borrower stated a payment was already made earlier in the day, but wanted to know the remainder needed to bring the loan currnte.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Per commentary dated 09/XX/2014, the borrower obtained a modification 08/XX/2014.	8/XX/2018	6/XX/2018	0
208673655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in to talk about the interest rate letter he received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Bankruptcy is mentioned in collections notes once however no evidence of a bankruptcy for this borrower.	8/XX/2018	6/XX/2018	0
208671457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to see why he received a letter advising he is past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673126	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 A Bankruptcy Periodic letter was sent to the Borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 10/XX/2017, the borrower stated plans to send in a written request inquiring why the loan was a month.  The customer stated had been advised that did not have to make a payment when filed bankruptcy.  The agent reviewed the payment history which showed the 10/2016 was returned.  The borrower asked for the mailing address for complaints on 04/XX/2018.  However, the dispute appears resolved as no further communication regarding this issue was cited.  A prior payment dispute regarding a missing check was resolved on 12/XX/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Collection call to the borrower for 04/XX/18 and 05/XX/18 payments. Borrower made a payment of $XX and the next payment was scheduled for 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in to check the status of claim check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower stated her RFD was due to a curtailment of income and a family emergency. He made a promise to cure the delinquency by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 05/XX/2018 all suspense funds posted. 06/XX/2018 late notice sent out. 06/XX/2018 skip trace ordered.	8/XX/2018	6/XX/2018	0
208675254	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower called  in to request a 1098 tax form from 2015.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer responded to XX dispute. The applicable fields were updated to show loan status as of 04/XX/2016 current/show payment history through 03/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower is in a active repayment plan and wanted to make sure that the July payment was processed. The borrower was educated on the turn around time for the payment received in July. The borrower advised an additional payment would be made via Bill Pay on 8/XX/2018 but declined future installments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Per collection comments payment plan confirmation confirmed n 05/XX/2018	8/XX/2018	8/XX/2018	0
208675258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668378	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Notes indicate that borrower called to advise they haven't received their paycheck for the month but should receive it by this friday. Borrower advised they are waiting on invoices from XXXX business. Borrower advised they are wanting to keep Repayment Plan. Associate contacted borrower on 08/XX/2018 in regards to their payment. Borrower stated for the last few months payments have been scheduled for the end of the month and they would start saving a payment after the plan to get ahead. Comment dated 07/XX/2018 borrower stated they did not get paid last month and scheduled a speed payment for 07/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208675383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in with concerns her payment had been returned, advised the payment was applied and not returned
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Agent called borrower to discuss disaster forbearance and borrower declined.  Borrower plans to pay the remainder of the balance in April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  Authorized 3rd advised that the chapter 13 plan is active and that the borrower intends to keep the property. Authorized third party was advised of post-petition payments showing due for 12/2014 and advised of modification as an option. Authorized third party was advised that, if the borrower would like a modification, to submit a loan work out and then an authorization would be sent to be able to discuss the options with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2018.  The proof of claim was filed 11/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208667542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208667543	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment for 05/XX/2018 and asked that the dispute resolution be re-sent.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Review-9/XX/2018-Notes indicate that borrower scheduled to make a payment via the internet for amount of $XX6/XX/2018.

A payment dispute was placed on 05/XX/2018. Payment dispute resolution was re-sent to the borrower on 05/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower requested an additional 6 month for forbearance plan. Borrower advised will make a payment on 03/XX/2018 in amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208668016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in but not authorized and needs to fax in authorization before speaking about loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is evidence of reaffirmation.  Comments note that Chapter 7 bankruptcy was re-opened 6/XX/17 and terminated 7/XX/17. Re-opened case for reaffirmation only.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower made May 2018 payment on 6/XX/18. No reason for default given in comments.	8/XX/2018	4/XX/2018	0
208675341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in and states they have been in a modification that ends in September and someone has been taking pictures of the home and wants to be sure they are not behind on payments.  Servicer advised that if the loan is more than 30 days delinquent they will protect the investment by ensuring occupancy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called requesting a new escrow analysis be ran due to new homeowners insurance being provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 01/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called the client with questions about their total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower contact made and payment scheduled. Borrower indicated excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668846	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Inquiry concerning if authorization sent over. Servicer advised when attorney is representative they become the point of contact for file unless something in writing is sent. Advised authorization not shown in file and provided information to complete.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  01/XX/2018 Credit dispute received from borrower and as of 05/XX/2018 servicer responded and stated updated status as of today 05/XX/2018 to current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668884	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Commentary states verbally authorized third party called in regarding the payment increase. Third party was advised of the escrow account information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states borrower sent in dispute regarding the reinstatement quote received. Borrower will be sending in proof of payments and borrower provided with fax number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to make a payment currently on a forbearance plan.  Taxes are incorrect due to the $XXroperty exemption.  Caught up payments from income tax return.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  per the comments on 7/XX/17, the borrower called in to make the August 2017 payment. The borrower was informed that this would stop the August ACH draft. The borrower was informed that the payment would need to be made on the website since a debit card was being used for the payment, and was not able to be made over the phone. The borrower indicated they would go to the website to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  comments on 12/XX/17 indicate the borrower has filed 1 bankruptcy, but no other details are provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Per the comments, a credit dispute was received through the ACDV system. The servicer reported that all information that was reported was accurate. There was no borrower statement provided with the dispute. The comments on 12/XX/17 indicate there was a bankruptcy filed, but it doesn't provide any further documentation, there is no file number, filing date, or information on what Chapter was filed. Collection comments indicate the property is owner occupied, and comments on 12/XX/17 indicate the borrower's wish to retain the property. Comments from 11/XX/2016 indicated the borrower's spouse was unemployed at that time, it is unclear if the spouse is also on the loan.	8/XX/2018	6/XX/2018	0
208668691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to see if the April payment was made rep advised nothing was received, set up speedpay of $XX for 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to get assistance with online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208676117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower stated payment is set up via bill-pay to be drafted 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to state that the account number was wrong on check they sent in and has since put a stop pay on both checks sent in. Borrower wanted to make sure an auto draft would not be run after stop payment. Representative advised the payments were returned NSF. Borrower verified banking information with Representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called because they were locked out of the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower, advised can make a payment today and expecting a tax refund to bring the loan current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called about the 1098 form and wanted to know why the insurance amount did not reflect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208669099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower promised to pay $XX online on 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last contact with the borrower was on 06/XX/2018. The borrower called in due to receiving a statement and wanted to inquire about total amount due. Borrower stated that since bankruptcy has been discharged, the borrower has been making payments on time. The agent advised the borrower that there was still outstanding monies owed for June and a full payment for July. The borrower stated that would be making the payment before July 1, 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667591	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The authorized 3rd party agreed to a 4 month repayment plan in the amount of $XXThe borrower also authorized the first 3 payments; effective 05/XX/2018, 06/XX/2018 and 07/XX/2018.  The authorized 3rd party called 7/XX/2018 to discuss why the July payment was not applied; servicer advised the payment received was not the full payment; speed payment set up for the payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer called in to set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called and stated he will make payment 10/XX/2017. Servicer advised of increase in payment due to escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  inbound call from borrower to request what borrower maturity date was. Advised borrower maturity date was 02/2050. Loan servicer also advised payment was due, borrower advised wife will call in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208667793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called regarding modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to check modification status. Stated a person called from XX and stated had to meet at property but did not show up. Advised nothing stating a home visit and should ask for full identification, then verify with XX that the person actually works there.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671338	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called for the details of the loan. Servicer advised $XX8 of interest and $XXdue to taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Wind damages incurred on 03/XX/2018 per comments on 05/XX/2018. On 05/XX/2018, the borrower advised they received a letter indicating the insurance company issued a check in the amount of $XX The claim is pending.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEFXXX XX 5/XX/2018 3:02:02 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEFXX XX 5/XX/2018 3:02:02 PM Partially AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	7/XX/2018	0
208671308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  8/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $XXon 8/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in 6/XX/2018 to ask about when the next payment was due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact with the borrower/authorized third party on 07/XX/2018. The borrowers spouse had been ill and out of work. The borrower is back to work now. They stated that they could only pay $XX day. The borrower was able to set up future speed pays which would get account into better standing. The agent did speak with them regarding loss mitigation options as well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208673360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called and stated that the payments have been arriving after the due date on the payment plan she has. Advised the borrower of the payment options. She stated she is paid on the 15th of the month. I advised the borrower we will need the funds before the 20th of each month to avoid the plan from failing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Talk to borrower PTP $XXoday by mail RFD illness borrower states hasn't worked in 2 1/2 years has rental properties that is how he has income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called for a password reset on the account and the agent advised the borrower to use the "forgot password feature".  The agent then advised the borrower of the total amount delinquent, the grace period and negative credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  5/XX/2018 - TT: CUST2  OB MM GIVEN  RFC: COLLECTION  CALL RFD: NOT APPLICABLE  ADV TAD OF               $XX73-289-6639 CALLED CUST2 AND SHE  STATED SHE IS NOT SURE IF SHE CAN PAY  ONLINE BY THE 16TH, AND MIGHT BE BY THE            30TH,  FOR MAY'S PAYMENT AND I ASK IF SHE COULD SPEAK WITH ME FOR ABOUT 10 MINUTES,  AND SHE STATED NO, AND THAT SHE WAS AT             WORK, THEN CALL DISC.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to bring loan to current status in the next couple of months. Advised Borrower total amount due and will have the repayment plan removed. Discussed benefits of registering on XX. Processed payment of $XXon 07/XX/2018. Emailed XX to remove repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: The loan was modified outside of the review period.	8/XX/2018	7/XX/2018	0
208667802	1	LOAN STATUS: The current loan status is Payment History Review Only.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower, customer was calling to make a payment, advised had short term excessive obligations due to car repairs of $XXDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669247	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated they have been sending in an additional amount to go towards fees but it has not been applied.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  On 12/XX/2017 Borrower disputing $XXin legal and property inspection fees, $XXad check fees, and $XXcharge. Sevicer advised the fees are valid and given fax number to submit the dispute in writing. On 2/XX/2018 and 2/XX/2018 Borrower again questioned the fees and stated they were contesting the fees. On 6/XX/2018 Borrower asked why the extra money they were paying was not being applied to the fees and Servicer was sending a payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: Borrower was advised extra funds were being remitted to fees. See 6/08 comments AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	8/XX/2018	7/XX/2018	0
208668208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018, the borrower stated reason for default was illness of principal borrower.  Continued to say that the principal borrower has had ongoing medical issues and does not have extra medical expenses and does not have insurance.  The co-borrower is the only one working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in regarding a letter received. Borrower was advised of the status of the account and next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called regarding a letter received about the January payment.  The borrower was advised the the notice went out before the payment was received.  The borrower was also advised the payment was increasing due to an increase in the hazard insurance premium.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	2/XX/2018	0
208668117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower stated they sent a payment in the mail and they should receive it shortly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update, attempt to contact borrower.	8/XX/2018	6/XX/2018	0
208668157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called about a periodic account notice from 8/20. representative couldn't discuss due dates borr. disconnected call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Called borrower, informed borrower for reason for call, trying to secure July payment , not able to secure full July payment , it was less for $XXan original payment, secured payment for August and September.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contact. Called in regards to payment scheduled for 5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669269	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The authorized third party contacted servicer to confirm the payment made in the amount of $XXwas received and posted for 06/152018. The servicer advised the payment was received and posted to the account. No further questions or concerns.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  RFD: Payment dispute, advised total amount due. Dispute was resolved on the day of the borrower's complaint.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  A non authorized third party called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208667711	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Talk to borrower about money gram payment she sent that was sent back and she states to call back on 8/XX/2016 about funds returned and PTP $XX by phone on 8/XX/2016.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower authorized a payment in the amount of $XX effective 05/XX/2018. The borrower stated that he is out of the country; daughter and son- in- law lives in the home. The servicer advised of both a repayment plan and modification. The servicer went over their financial information and determined a repayment plan was not an option, and the borrower declined a modification review.
UPDATE: AUTH 3RD PARTY ( DAUGHTER)  CALLED REGARDING MAKING A PAYMENT
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was advised that documents were sent to the borrower being past due since 03/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668055	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower made payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower had a payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower concerned about payment increase, advised interest rate and escrow increased
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Repairs were completed and claim was closed as noted on 11/XX/2017.	8/XX/2018	6/XX/2018	0
208668056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower asked about the deferred balance and stated that they are no longer represented by the bankruptcy attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  The bankruptcy was terminated on 01/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated is not behind on payment. Advised borrower of $XX borrower stated has been trying to resolve this issues with a payment. Commentary states the the call unexpectedly dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower STATED THAT DON'T SPEAK ENGLISH WELL AND NEED SOMEONE IN SPANISH	8/XX/2018	6/XX/2018	0
208667715	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower calleed in to request FB/Natural disaster assistance then states no assistance needed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  6/XX/2015 Payment dispute due to bank states no payment has been returned
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 09/XX/2018 Servicer's Response: Property is not in an impacted disaster area and there is no indication of property damage.
							AMC's Response: Confirmed no damage and not in a disaster area, exception removed.	8/XX/2018	5/XX/2018	0
208668057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Per the comments on 3/XX/18, the borrower called in to see if the payments on the loan had been set up. The borrower was advised there were no payments set up. At that time, the next three loan payments were set up: a payment of $XXwas set up for 3/XX/18; $XXfor 4/XX/18; and $XXfor 5/XX/18. The borrower was advised that the loan would resume the normal payments with the May payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Comments on 7/XX/16 indicated the borrower was unemployed at that time. The borrower schedules three payments at a time through the speedpay facility.	8/XX/2018	3/XX/2018	0
208668583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208670907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in egarding late notices advised the borrower payment has been received notice was for late payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208667946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to advise that he will be making a payment on the 20th via the bill pay system. He will be bringing the loan current at the end of August. A repayment plan was discussed however a plan wasn't made. Agent advised of the force placed insurance on the account and the borrower states he will shop for his own insurance. RFD was due to business failure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208668469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to inquire about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  A motion for relief was filed 06/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no new update	8/XX/2018	6/XX/2018	0
208668423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised that an escrow overage check will be sent to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Spoke with borrower and advised and summarized loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make sure payment arrangements made for July, August & September made with XX is still on schedule
The borrower called in to set up a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers last contact was on 05/XX/2018 and borrower was inquiring to see if servicer could adjust payment history on credit due to borrowers credit being negatively impacted due to payment history. Borrower was advised that payment history on credit would report as true history. Borrower stated needed history updated due to attempting to purchase a home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to confirm interest paid for 2017 and the agent confirmed property taxes and interest with borrower and advised borrower of self servicing options. The borrower verified that the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made a payment in amount of $XXo post 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called to request a modification on the account; stated the RFD was due to casualty loss and the process is ongoing. The servicer completed another forbearance interview with the borrower. The servicer advised borrower of the last modification information and advised of the self servicer options available. The servicer advised the collection calls would continue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671156	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower indicated excessive obligations and payment was scheduled.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called with questions about how ACH works.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673252	1	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower advised the client that they got behind because they has to repair their car, but they are confident they can catch up.  Borrower completed a seven month repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 3/XX/2015 - comment loss mitigation letter sent	8/XX/2018	6/XX/2018	0
208675795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to get help finding 1098 form online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke to borrower and went over total amount owed to bring account current and forbearance plan details
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower advised that they get paid on Friday and will make a payment online at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised of total amount due and stated that they could not remember online account login information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  talked to borrower, verified owner occupied. Advised borrower total amount due of $XXdue on 06/XX/2018. Borrower stated reason for delinquency was due to a death in the family. Processed payment in amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671064	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called and authorized a speed pay in the amount of $XXEVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 3/XX/2018 Servicer called Borrower and advised the disaster forbearance expires on 4/XX/2018. Borrower accepted a promise to pay $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208667779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208668996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  There was very little borrower contact and it doesn't appear that any loss mitigation attempts have been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 2/XX/2018 Servicer advised of the disaster forbearance still in effect. Borrower scheduled three payments for $XX2/12, 2/26, and 3/XX/2018. Servicer advised after these payment the amount due for March and April will be $XX

Borrower was contacted 7/XX/2018 and advised he could schedule payments online and avoid collection calls.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan is paid currently and due for 9/XX/2018.	8/XX/2018	8/XX/2018	0
208671375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Notes indicate that borrower advised they were advised not to make a payment till August. Agent went through all notes and didn't locate any comments that would advise borrower of that. Borrower advised he needed to hang up due to having to go to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to dispute the fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Last contact  Borrower indicated the desire to obtain options for resolving  delinquency. Servicer attempted to obtain financials, however the phone disconnected prior to obtaining information from Borrowers.  Not further  discussion between Servicer and Borrower  found in notes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower has not completed any Loss Mitigation actions. The borrower is 30 days delinquent. The borrower requested on 01/XX/2018 the Servicer's assistance to help bring loan current, however during the call the phone line disconnected before financials were obtained. No further discussions between the Servicer and Borrower  were found in the notes.

							09/XX/2018- no new update	8/XX/2018	6/XX/2018	0
208673432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to see if he can get online access to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Per last borrower contact, borrower wanted to apply for a payment plan the spouse gets disability did set up a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208676133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called about letter received showing funds in suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208673426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in to have his online password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in about website being down and was attempting to make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower stated RFD as excessive obligations and made a promise to pay on 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208667560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated her husband received a bonus for $XX would like to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in to inquiry about a notice of incompleteness they received, advised nothing is required to keep making forbearance payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Representative advised Borrower of updated payment of $XXalso advised of interest rate increase on 06/XX/2018. Representative advised scheduled payments and status of ACH on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673576	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Promise to pay on 03/16 in the amount of $XX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a payoff request on 05/XX/2018. On 08/XX/2018 the borrower requested the address to send in an insurance claim check for repairs completed on the property. The borrower last called on 08/XX/2018 and advised they would be changing insurance carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Servicer advised of total amount due in the amount of $XX  Borrower stated the payment has already been made.  Borrower requested cell phone number be removed.  Servicer will update contact information.  Servicer asked how the April payment was made.  Borrower stated for the servicer to just call the home number.  Call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower had issue with curtailment of income and set up payment for 6/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called in to bring the account current she made a payment for  $XXdated for 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208673680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	5/XX/2018	0
208667549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke with the insurance agent for proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Modification effective date was 02/XX/2016
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Advised of grace period, consequences, expectations and next step. Email for registration resent to borrower. Advised online services and ach.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The proof of claim was filed 11/XX/2013.  Bankruptcy completed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan delinquent as of 5/XX/2018 with payments made to bring current per pay history	8/XX/2018	6/XX/2018	0
208673013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called stated payment past due according to letter received. Borrower stated payments setup automatically wut we can only setup 3 payments  borrower stated has funds just forot o pay since setup automatically.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208676061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called to inquire about payment not posting to the account and was advised to allow several days to pass before taking any other action with the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to request assistance and was approved for a 6 month repayment plan in the amount of $XXeffective 4/2018 t through 7/2018. The borrwoer authorized a down payment in the amount of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 8/XX/2018 - Comment Bankruptcy periodic.

							7/XX/2018 - Comment CA pre-foreclosure.	8/XX/2018	9/XX/2018	0
208668934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Per last borrower contact, borrower states will make payment 3/XX/2018 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208668870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower was advised of total amount due.  He stated he was at work and planned on making the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  An authorized third party called to advise that payment for April would be sent in the next day.  The caller advised reason for delinquency was due to excessive obligations due to a tax garnishment taken out one month in February.  The daughter was supposed to make the payments but something happened.  The  caller stated May payment would be made on 5/2.  The agent advised of self service and loss mitigation options and processed payment arrangement effective 4/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  02/XX/2018 -- talked to borrower regarding intentions to keep the property.  borrower will be sending in modification docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower currently works part time in XX industry. Setting up payment once borrower gets balance currently 80 days late..Borrower is aware of loan being delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: /Borrower stated the reason for delinquent is due to the error on the 4506T search. Borrower was trying to refinance home. Was going to sell home previously.

							9/XX/2018- no update	8/XX/2018	6/XX/2018	0
208668871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in regards to an account status. The borrower needed an explanation to the default letter that was sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.  This is a discharged chapter 7 bankruptcy with out reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208671360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to change the payment date due to car repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208671361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in regards to a payment they made online that was not reflected on the account yet. The representative explained it was made in the evening and should post with that days transactions. The representative also went over the grace period information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675755	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to make a payment.  Borrower is deceased and -XX-.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Negative report on credit belongs to another individual
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower advised that he made a payment on the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in to inquire about the payment online setup.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	0
208671057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Agent made outbound call and borrower made a speed pay payment for May payment but did not schedule June and July payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671055	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower advised will make the Feb payment March 1st.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was contacted on 05/XX/2018 in regards to the past due status. The borrower advised they fell behind due to a curtailment of income, and already mailed a payment on 05/XX/2018. The servicer informed the borrower of a possible repayment plan, and the borrower ended the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.

							09/XX/2018 no new update	8/XX/2018	6/XX/2018	0
208671422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Notes indicate that borrower called to advise they received a letter that advised they owe 2k for a payment. Borrower advised they had made a double payment to pay for the payments but couldn't pay anything towards late fees of which should be remaining. Agent advised that payment received was applied towards their late fees. Agent advised of the payment received and the it would need to be reverse and have it applied correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  3/XX/2018 - Spoke with borrower about payment.

6/XX/2016 - Discussed refinance with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: Out of Scope:
							Modification completed 9/XX/2013	8/XX/2018	5/XX/2018	0
208673541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Talk to borrower and borrower wanted to set up repayment plan and borrower made 2 payments for $XXach for 3/XX/2018 and 4/XX/2018 and 1 payment for $XXor  5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The authorized 3rd party called regarding approximately 30 inspection fees and was advised that they were due to bankruptcy. However, the some fees were reversed and waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671424	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 12/XX/2017 to initiate a new claim for hail damage that occurred on 02/XX/2017.  The estimated claim amount was $XXClaim checks in the amounts of $XXand $XXwere received on 03/XX/2018.  The claim was pending an inspection request on 05/XX/2018.  The damage repair amount is estimated at $XX2.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 02/XX/2017 LOSS TYPE: HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEFXXX XX 12/XX/2017 7:16:59 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 02/XX/2017 LOSS TYPE: HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEFXX XX 12/XX/2017 7:16:59 PM yes AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	6/XX/2018	0
208667869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last contact was made on 8/XX/2018, in which the borrower scheduled payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower inquired on if the payment would need to be made by the 15th or on the 15th before fees are applied. Borrower stated that they will make a payment by the 15th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in regard to not receiving his monthly statements. The servicer advised that it was sent on 05/XX/2018 and to allow 7-10 business days to receive. The servicer advised borrower of online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update.	8/XX/2018	6/XX/2018	0
208667705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in advised the amount due excessive obligations for default. Spoke with the borrower about repayment plan for 6 months that would start in 04/XX/2018. Borrower would like to discuss with spouse borrowed scheduled payment for March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower advised they were with someone at their home and they were not able to talk at the moment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  On 11/XX/2016, the borrower stated that the borrower is strapped for cash at the moment.  The servicer started to go through financial information when the borrower advised that ht was at work and his boss was about to come into the office and the borrower could not continue the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 1/XX/2014 - comment bankruptcy	8/XX/2018	5/XX/2018	0
208676074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with the borrower about mod resolution advised tasked was closed and will resend final mod documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Outbound call to collect payment.  Borrower asked why payment increased (escrow).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower advised that payment was and representative informed borrower there was a problem with their bank information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208676100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to advise they will be paying by XX on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower stated she couldn't talk at work and to call back in a day.  Per the comment log, it appears the servicer has been corresponding via email with the borrower through 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to move payment scheduled for 5/XX/2018 to 5/XX/2018 due to borrower states he hasn't got paid yet. Borrower also made payment  for $XX for 6/XX/2018 RFD borrower states he is self employed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  As of contact on 3/XX/2018, the borrower had forgotten to set up payment, therefore called in to do so.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower stated that payment processing was changed at their bank and they didn't realize it until after the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208667910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 Borrower called and stated their insurance company was is getting ready to lapse because the lender would not release the inspection of the property for the loss claim. Servicer explained they do not release to anyone and advised Borrower get in touch with them and they will confirm all repairs are complete. On 11/XX/2017 Borrower asked for a forbearance ue to natural disaster in September which caused damage to the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to authorized her payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower requested an ACH application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called and stated they are locked out of the website.  The agent indicated that email needed to be verified.  The agent offered to assist the borrower while on the phone.  The borrower stated that they are using a cell phone and the agent indicated that could be a problem.  The borrower should use a computer with Internet Explorer as the browser.  The loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to schedule payment and associate advised the repayment plan was completed last month. Comment dated 10/XX/2017 borrower agreed to a six month repayment and 3 months of payments were scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Discuss loan details
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  08/XX/2018 A Late Payment Notice was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to see why she  is receiving calls and states that the agent should be calling her spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in and was advised that the six month forbearance plan ends 06/XX/2018. The borrower requested the suspense funds be applied to the principal balance. The borrower inquired about how the approved forbearance plan worked but, per the pay history, was not accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  08/XX/2018 A XX letter was sent to the Borrower regarding payment received 08/XX/2018 in the amount of $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower contacted the servicer on 05/XX/2018 to authorize a payment in the amount of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  8/XX/2018 File Review: Notes indicate that borrower scheduled a XX payment for loan account for XXthrough August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208673598	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 8/XX/18 the borrower called about amount due on the account because the statement that was received showed $XXnd the payment should only be $XXThe servicer confirmed the payment is $XXnd the additional amount was for a property inspection fee. The borrower understood and had no further questions.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower called and advised a payment was misapplied for 02/XX/2016 because it was applied to escrow instead of being applied as a payment. On 04/XX/2016, the servicer confirmed they received the written payment dispute on 03/XX/2016. The borrower called on 04/XX/2016 and 05/XX/2016 and when reviewing the dispute with the borrower the call was dropped on both occasions. On 06/XX/2016, the funds were reversed from escrow and applied as a payment. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673635	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last contact was made on 8/XX/2018, in which the borrower had an escrow inquiry.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The client processed payment arrangements for the borrower and made a payment $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208676154	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound collection call to remind of next payment due; borrower indicated paycheck was just deposited into his account.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called advised made an exra payment that advanced them ahead of the plan and wanted to modify April payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower payment is current. Borrower was delinquent due to helping child with school bills and dorm room payments. . Will collection calls until paymeny is caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower payment is current. Borrower was delinquent due to helping child with school bills and dorm room payments. . Will collection calls until paymeny is caught up.	8/XX/2018	6/XX/2018	0
208668547	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated borrower # 2 passed away.  Advised to send in copy of death certificate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower gave authorization to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Advised borrower on getting caught up on late fees as she is able to.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208675449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called about payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208667903	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to discuss delinquency notice because payment was made for March but went to misapplied funds. Borrower requested for issue to be corrected  The agent advised no billing statement s due to bankruptcy. The borrower advised will pay the difference form the payment made vs. actual installment in amount of $XXd continue to keep account current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2015.  The dispute type is Verbal and the reason is PMI Cancellation.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing PMI payment; advised it fill fall off automatically in November 2022.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669389	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower stated having problems collecting rent from tenant and needs to pay legal fees, mortgage, etc. Trying to come up with plan to get another tenant, but may sell the home if can't Father is deceased and shares home.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: No date of death given.	8/XX/2018	6/XX/2018	0
208668195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower stated will be calling on Friday to make payment of $XX and late fee of $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669380	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower states his RFD was due to being ill. He made a promise to pay when he gets his paycheck on the 25th.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a promise to pay once they receive their paycheck.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671075	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower  stated they had excessive obligations due to truck repairs which is now resolved.  They then scheduled payments of $XXor 05/03 and 05/17.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit reporting dispute of the mortgage payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208668614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contact in regards to payment made on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208669268	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in on 3/XX/2018 and received a repayment plan that helped customer become current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer was disputing miss application of funds.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208668615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to make payment.  Borrower wanted to know if she made extra payment if it would go to principal.  Borrower was advised yes funds would go to unapplied and then to principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to check the status of their account and was advised that the account is current and not due until 8/1 with a credit of $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in advised of payment made and next payment due of XX also reset borrowers online password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670713	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made payment by phone and was advised to set up ach for automated payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower wanted to get 30 day late reversed for March payment - forgot to make payment. Also borrower set up auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208670775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Commentary states borrower called in and advised wanted to apply for modification. Borrower also advised of escrow payment is too high. Borrower was advised to shop for different companies for better rates.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671516	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  08/XX/2018 The Servicer sent a follow up letter to the Borrower, the next step is pending a copy of claim check to confirm the Servicer is not listed on the check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments on 03/XX/2018 indicated damages were incurred from XX on 09/XX/2017. The borrower advised the claim check was made out only to the borrower as it was only for other structures, fence, debris removal and 3 shingles. The approximate claim amount was $XX. Comments on 05/XX/2018 and 03/XX/2018 indicated a copy of the claim check was needed to close the claim. It is unclear if the borrower has completed the repairs.  The damage repair amount is estimated at $XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XX noted on 09/XX/2017. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEFXX XX 3/XX/2018 8:08:08 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XX CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEFXX XX 3/XX/2018 8:08:08 PM No, lender was not listed as payee on claim check. Pending check copy to confirm. AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	8/XX/2018	0
208667688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in 3/XX/2018 to discuss a borrower assistance program he had received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208667696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was called in regards to a payment increase and the borrower stated they were not aware of the increase and did not receive a notice.  The borrower was advised it would start in August and the borrower requested a copy of the tax bill, escrow letter and step rate change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208667646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower updated their information with the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208667597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Inbound call for tax form inquiry. Borrower stated no loner represented by attorney.   Advised requested 1098 form to be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208667593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke with borrower, advised TAD of $XX advise grace period
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667605	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	0
208675186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  A3P Borrower spouse XX called in 2 payments for  $XX each for 1/XX/2018 and 2/XX/2018 an payment for $XX on 3/XX/2018  RFD hurt back 4 years ago continued to have surgery.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208667660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208667773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in about fees on their billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208667662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower asked about shortage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208667654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised that she hasn't received a formal resolution to her question that she had made at a prior date. Agent advised to allow 2 weeks for them to research her question an respond.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  Borrower authorized speed pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower asked if they were still covered by the forbearance plan, was advised they would make sure that it was taken care of but they were still covered until September 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower confirmed the payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208667616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower states spouse made a payment for May on-line that morning.  Borrower states has no idea why the payment is late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called do discuss payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208675229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Per commentary the reason for default was listed as illness of borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to ensure the payment on account was received. The servicer verified payment received. The borrower stated the bankruptcy case has been discharged but not yet closed. Servicer advised the account is now 60 days past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 11/XX/2015.  Noted 05/XX/2018 case was discharged but not yet closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The authorized third party (spouse) confirmed their most recent payment had cured the account.  They requested a password reset for their online account and made a payment of $XXver the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower advised will make December payment online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Most recent conversation with borrower was to go over payment and repayment options.   New modification is noted as not option as borrower has already had 2 in the past.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loan is performing under repayment plan. No active modification.	8/XX/2018	6/XX/2018	0
208675435	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called to make payment of 799.23 effective 9/XX/2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute through XX  Borrower claims husband refinanced and loan should not be in her name and thus no reporting on her name.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Notes indicate that borrower was contacted for the June payment. Borrower advised they will schedule a Promise to Pay payment this friday but the Reason for Default of they have experienced an illness that had made them late. Borrower also advised they might be interested in a modification but doesn't know if they would qualify.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Called customer about collection customer stated that he will send in payment once he receives his SSI payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  per the comments on 7/XX/16, the borrower was contacted, but indicated inability to talk at that time and said they would call back. The servicer verified the borrower had the servicer's number and the call was ended. The subsequent attempts to contact the borrower have been unsuccessful.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: comments from 10/XX/15 indicated the borrower was unemployed at t hat time, but has since obtained another job. Per comments on 1/XX/18, the hazard insurance appears to be force placed by the lender	8/XX/2018	6/XX/2018	0
208668275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised that his wife makes the payments and to call her.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208673306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Representative contacted Borrower regarding payment. Borrower stated they are at work but they do want to set up a payment for $XX be drafted on 02/XX/2018. Borrower advised they will call back with banking information. Representative verified Borrower is authorized signor on account listed and processed Speedpay payment for $XXr Borrower request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower completed pay by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called in and made a payment $XXVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675193	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  A collection call was made.  The borrower stated she has her payment drafted from her checking account every month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208667956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called to change payment in the amount of $XX12 from 12/XX/17 to 12/XX/17. Assisted customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: no update	8/XX/2018	6/XX/2018	0
208667840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower verified their information and stated they had just received their hardship package in the mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208667940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to state received statement showing owed $XXt owes over $XX Advised of late fees and fees on DDCH.  Borrower understood just wanted to make sure will not go into foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Borrower was returning the servicer's call.  Servicer advised call was a payment reminder.  Servicer advised the payment was received on 12/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208668386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower indicated the property is owner occupied.  The borrower called to ask about payments, was advised of the reasons for payment changes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668395	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in and provided updated phone numbers.  Borrower also stated that they were previously in Bankruptcy and the payment amounts have changed. Advised the borrower there are payments pending for July and June and the borrower stated that as of August the payment amounts will go down. Borrower made a payment in the amount if $XX for 6/XX/18 and $XX per the repayment plan. We also advised the borrower that after those two payments the monthly installment would be $XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer disputing missing payment for January and February
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208668335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in and was informed that February payment returned and the account is 30days delinquent. The borrower stated that the funds were there and the payment shouldn'e have returned. The borrower made a payment of 1185.16 and refuse to set up future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208668363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Per commentary borrower called in regarding notice received, servicer advised was due to payment not being received within the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208675406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower advised he can make a payment on 12/XX/2017. Borrower also asked if PMI could be removed. Servicer advised of appraisal fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208673605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208673603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called regarding payment; advised borrower showing returned due to incorrect account number, borrower paid $XX same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.  Comments show the borrower was in bankruptcy but there is very little to no information about milestones or chapter.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The collection comments from 08/XX/2018 are missing; the online writer and comment log were provided with latest comment dated 08/XX/2018.	8/XX/2018	7/XX/2018	0
208673572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Discussed attorney permission to discuss loan modification. Discussed payment amount. Payment through Bill Pay so borrower can get bankruptcy discharged.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  No information provided concerning the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208673554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last contact with borrower was on 03/XX/2018 to discuss the borrower's 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in 6/XX/2018 to discuss escrow account and escrow deficiency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208671126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 - Borrower informed that she mailed out the check to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The last contact with the borrower was on 11/XX/2017 to discuss a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to schedule two payments. Representative scheduled two payments for $XX each, to be drafted 05/15 and 06/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower states he is sending payment XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with the borrower who advised they sent a payment in the amount of $XX03/XX/18. The borrower advise they will sent another payment on 4/XX/1018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208671611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was concerned about payment increase. Borrower made payment $XXand stated RFD is resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208675790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers last contact was on 05/XX/2018 and it was to inquire that loan was current due to modification and setting up payments as well as setting up future payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to check if payment was scheduled for 6/XX/2018.  Borrower was advised that a payment was made on 04/XX/2018 for $XXnd joined to payment $XXn 04/XX/2018 and closed out the month on 04/XX/2018 in the amount of $XX 05/XX/2018 $XX with $XXing to the UPB.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Discuss payment and family member illness
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 08/XX/2015 borrower reported as being unemployed	8/XX/2018	7/XX/2018	0
208669615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make sure account was current, they stated received a notice they were behind, advised account was current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in regards to the forbearance document she received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208672079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower cited the reason for default as curtailment of income and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208670189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  10/XX/2017 Borrower called to change payment date from 10/XX/2017 to November however the system only shows one payment made on 10/XX/2017, the borrower will contact the bank for further resolution.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208670133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a payment and stated RFD as business failure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Inbound call from borrower who stated Servicer reported a negative credit report on 11/15, and wants to have it resolved. Agent explained the reason for the report and advised borrower to submit a dispute.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  The borrower requested a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Customer called in about payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was called to collect a payment and advised of the current loan status which is 30+ days delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208673995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Payment inquiry.  Borrower wanted to know if payment has been received.  Advised $XXin suspense.  Advised will have $XXremoved and applied to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208669517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in because she is still getting collection calls even though she has brought account current. Agent confirmed that there is not a balance due on the account but that she is receiving collection calls because she did not opt out of modification as previously discussed with prior agent on 4/XX/2018. Agent advised borrower that funds were applied to her modificiation installments, and that there would be an email sent to fullfillment to make sure it is removed. Borrower declined to post date future arrangments and agent advised that collection calls may continue until account issue is resolved which should take 24-48 hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208673997	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Most recent contact with borrower was to go over payment due. The borrower advised their hardship was resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675845	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower stated will send payment via bill pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower made payment 9/XX/2018.	8/XX/2018	8/XX/2018	0
208672820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower is calling to inquire about his last payment not being reflected on the loan yet.  Servicer advised that they have received the payment.  Borrower also was advised that they will have one payment left  too be caught up to June.  The Borrower also requested that a pay history be sent to him and to call back after he reviews the document.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.  Bankruptcy amended on 11/XX/2014
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment $XXand request 2013 tax information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Authorized 3rd party called to make verbal promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with the borrower, advised of the total amount due. The borrower made a payment in the amount of  $XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower logged on to website to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to inquire on making a speed-pay, due to IVR not allowing borrower to make a payment. Agent advised borrower of total amount due and that ACH was not drafted because of fees and wrong Banking information. Borrower scheduled a speed-pay for $XXand promised to provide new Banking information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower verified their information and scheduled a payment of $XX for 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208669817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Inbound call to follow up on modification status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  borrower wanted to know interest rates for refinance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in on 01XX2017 to request speedpay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower discussed the payment plan and was told it would end early due to decrease in escrow payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Loss mitigation comments provided.	8/XX/2018	6/XX/2018	0
208669814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower contacted and stated had medical expenses, kids sport expenses and travel expenses for college.  Borrower indicates spouse had already made payment today on IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower inquired about payments being made under the trial period and thought that there was a skipped payment in there before loan modified. Borrower was advised of the payment process after trial modification plan is finished and waiting on modification to finalize. Borrower stated that the final modification documents will be sent in today and declined the offer to process a speedpay payment for the first modification payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  CUST STATED WILL MAK PAYMENT ONLINE
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrowers last contact was on 11/XX/17. The borrower called in to set up future payments to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower was calling to make a payment, was unable to use credit card to make payment over the phone. Schedule payment for the following week, borrower felt like now was not the best time to do a Mod
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208669546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower contact consists of making payment arrangements. Customer asked about a HAMP modification but did not have the time to go over the program with the representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  One of the borrowers was hurt at work and is disabled. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208670413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in wanting to know why payment increased and agent advised increase was due to escrow. The borrower stated home is an investment and lives in another home and would like to see if can refinance. The agent advised that they are not a bank and are unable to refinance account but they can consult a bank of their choice to see if they can qualify for a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last contact borrower inquired about billing statements and advised will  make a payment bu end of month.
Last loss mitigation discussion was not completed before call got dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make a payment and confirmed that the forbearance plan was going to be removed and that the borrower never used it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer called in to request statement also ordered payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208674090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670175	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower stated they will call back the next day to make a payment.  Borrower stated they thought they were set up for automatic payments on the 6th of the month.  Agent advised the last time they spoke it was still not set up for automatic payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower had a general escrow question regarding the Private Mortgage Insurance. The borrower was advised the PMI payment is still being escrowed at XX per month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  08/XX/2018 A Bankruptcy Periodic letter was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower authorized a payment in the amount of $XXand payments in the amount of $XXto draft on 06/XX/2018 and 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated that check had been mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Reason for delinquency was due to Primary Borrower illness. 1/XX/2018. Agent discussed a Modification, but nothing formal is indicated in comments.	8/XX/2018	6/XX/2018	0
208670293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  TT: CUST2 SSN2: VERIFIED SSN RFC:  MODIFICATION STATUS CHECK NO FURTHER               QUESTIONS, ADDRESSED CONCERNS, RECAPPED             CALL. ***VERIFIED ATTY INFO***BORR STATED  ATTY NO LONGER REP**SUBMITTED REQ TO               REMOVE THE ATTY*** ADV BORR TO ALLOW 48             HRS FOR ONLINE ACCESS TO BE RESTORED DUE  TO ATTY REMOVAL AND SELF SERVICE WILL THAN         BE RESTORED. BORR STATED CALLING IN                 REGARDS TO DOCS SENT TO HIM  AND IS ASKING  FOR CLARITY. ASKED BORR IF TRYING TO APPLY         FOR MOD. BORR STATED YES DUE TO WIFE                PASSING AND CHANGE OF JOB.  ADV MISSING  DOCS FOR MOD:   1. PROOF OF WAGES (C1)             (BI-WEEKLY) - 30 DAYS OF S TUBS IF STILL            EMPLOYED -ONLY 1 STUB DATED3/12-3/25 ***  FILE IS NOT ON REPORT FOLLOWINF FOR                L266***  ADV BORR TO ALSO LOOK INTO                 PROPERTY TAX EXEMPTION DUE TO WIFE PASSING  TO REDUCE ESCROW PAYMENT.  ADV BORR TO             ALSO LOOK INTO CHEAPER INS POLICY THROUGH           AARP. ADV FAX 8776490743.  LOAN # SIGN AND  DATE. - USER: XX 05/XX/2018 11:43AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated will make a payment around the 20th. Also stated was at work and the call was ended mutually.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 - Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated payment was made on 07/XX/20108 via WU, will make next payment on 08/XX/2018, advised borrower to make payment sooner than 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was advised of the payment due and the call was unexpectedly disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower called to verify when the last payment posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called in on 08XX2016 to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208670485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Customers most recent conversation was to inquire about terms of modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was advised of the amount due, discussed the account and was provided with information to contact a different area to find out about additional charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208675474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to return a call that was received.  Borrower decline to make payment and indicated he would call in payment of XX on Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer contact consists of making payment arrangements. Customer declines giving financials when asked to by servicer to see if they can work something out to get the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208670087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower has not been contacted since 03/XX/2017; Borrower stated he would like a modification, however, was told that his former spouse would have to sign the modification papers, and he replied that he hasn't been able to contact her in three years.  Borrower was advised to refinance mortgage to get her off the current mortgage, which entails a divorce decree and a quit claim on title. Borrower has been delinquent at times because he is a XX, and if there is bad weather, he doesn't get paid, but makes up the payments when he goes back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: According to comments, there is Mortgage Insurance on the loan.	8/XX/2018	6/XX/2018	0
208670503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called regarding statement that they received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671831	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to check on payment for January.  The agent advised that the payment for January was never completed as it was returned for insufficient funds on the 19th as they were told on the 26th.  The borrower understood and agreed and the agent offered to do a conference call with the bank but the borrower declined.  The borrower advised that they did not have time to continue with the call and will call back.  The agent advised the borrower to send a copy of the bank statement showing payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer called to make a payment and the agent advised of the total amount due of $XX  The borrower provided the agent with complete banking information.  The borrower stated two money orders were mailed ; one for $XX one for $XX The agent advised that the servicer only received the one for $XXnd provided the borrower with a fax number to send in a dispute letter.  The agent then took a speed payment from the borrower in the amount of $XXeffective 10/XX/17.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower gave verbal promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Advised borrower of total amount due and then processed speed pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  CUSTOMER INQUIRED ABOUT NOTICE OF INTENT RECEIVED.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made payment by phone for late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208675879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last contact Borrower called to perform a Speedpay. Servicer advised Borrower of a active Repayment Plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  BORROWER CALLED IN WITH  QUESTION ON WHY THEY ARE GETTING                   COLLECTION CALLS BECAUSE SHE THOUGHT THEY           ARE ON A RPP, ADV BORROWER OF TAD, ADV  BORROWER IM SHOWING WE SPOKE WITH HER ON           2/28 AND WE DISCUSS DOING A RPP BUT THE             RPP COULDNT BE SET UP AT THAT TIME BECAUSE  THE NATURAL FB PLAN WAS STILL IN PLACE AND         IT WOULDNT HAVE BEEN REMOVED UNTIL 3/XX/18,          ADV BORROWER IM SHOWING THE FB PLAN NOW  HAS BEEN REMOVED AND I CAN SEE IF WE CAN           ASSIST HER WITH THE RPP NOW, BORROWER               CONFIRM THEY FELL BEHIND DUE TO GETTING  AFFECTED BY THE HURRICANE IN OCT, BORROWER         STATED THEY WAS BACK ON TRACK IN NOV 2017,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208672038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in a death in the family and other family members needing assistance that he provides.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208669979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower opted out of retention via the sharepoint queue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower has completed 2 modification already. at this time borrower is not on modification, but is settting up payments.  borrower is approximately 30 days late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower has completed 2 modification already. At this time borrower is not on modification, but is setting up payments. borrower is approximately 30 days late. no bankruptcy file, and no active foreclsoure.	8/XX/2018	6/XX/2018	0
208669923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer called and spoke with an authorized third party regarding the total amount due. The third party stated agreed to process a one-time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: A modification was completed per commentary dated 11/XX/2012.	8/XX/2018	6/XX/2018	0
208670583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer informed the borrower on 03/XX/2018 that the loan documents were received in late December, even though the modification payments were scheduled to begin 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  RFD-DUE TO ILLNESS OF PRINCIPAL- TEMPORARY
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower set up payment and advised that there were unexpected family expenses, the servicer verified the financials
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower was contacted 4/XX/2018 and " ASKED BORR IF  INTERESTED IN HEARING PRE-FORECLOSURE PREVENTION OPTS. BORR STATED NO AND THAT            HE IS WORKING ON A LOAN TO BRING THE LOAN  CURRENT
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: Borrower evidently had a discharged bankruptcy prior to the review period.	8/XX/2018	4/XX/2018	0
208670536	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in for modification status.  Advised documents were received and in the process of being finalized.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208671845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Discussed with borrower forbearance plan, payments and next steps. Informed borrower forbearance plan is until  June 2018. Borrower asked about demand letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: No comments on damage repair	8/XX/2018	8/XX/2018	0
208670163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208671863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Phone payment made for $XXdated 07/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208670599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The co-borrower called and stated expecting to pay by next week just waiting on checks to come in. The borrower is self employed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670237	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contacted servicer to set up speed pays, servicer offered borrower assistance; however, borrower stated needs to contact servicer back, no further commentary. Borrower stated is paying monthly but not within grace period due to being paid last weekday of each month.  The commentary reflects on 04/XX/2018 the borrower asked for a modification; however, per servicer has completed two prior modifications in the past, but advised borrower to go on line and print out documentation and submit for review, no documentation was received from the borrower.  The online writer reflects the last modification being completed 07/XX/20122, no details were provided.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2015.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower was disputing double payment; servicer sent correspondence to borrower 12/XX/2015 with payment history and how applied to loan, no further commentary.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is evidence of reaffirmation.  Reaffirmation is in process.  The dates entered above are comment dates as the exact details of the filing and discharge date were not listed in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  borrower called to inquire about increase in payment. Escrow analysis ordered
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower returned Collection Call, representative confirmed payment received the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	3/XX/2018	0
208675849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The servicer called and spoke with the borrower regarding the August installment for a total amount due of $XXand inquired about securing a payment. The borrower stated will not be able to make a payment over the phone due not knowing who I am and not sure why payment has not been received yet. The agent inquired when will be making payment and the call was dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	9/XX/2018	0
208669844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was contacted to collected on payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  borrower made payment and payment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	4/XX/2018	0
208669848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in and asked if there is any assistance due to a natural disaster. Servicer advised there is a forbearance plan that will suspend payments until end, then all suspended will become due. Borrower also inquired why they are not reported to the credit bureau. Servicer advised due to bankruptcy status. Recent borrower contact, they called in and advised that they shouldn't be escrowed and also the payment amount is incorrect. Servicer advised where docs show escrow and also advised of the step rate interest rate changes. Borrower requested the total amount due on 071/XX/2018. Comment dated 07/XX/2018 borrower called in regards to notice they received showing the amount due of $XX that they did not understand. Associate advised borrower there was a missed payment in 2015 and advised borrower to request information in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208669855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquired about payment. Servicer advised borrower that it  looks like requests were made but reversals have not been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208669793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to make a payment and set up a future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The loan was modified prior to the review period.	8/XX/2018	6/XX/2018	0
208669750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer stated reason for default is due to excessive obligations. Advised customer total amount due of $XX Customer processed a payment of $XXand  verified the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 6/XX/2016 - comment borrower repairing damage to home. No other comments on repairs, contractors or if insurance involved.	8/XX/2018	7/XX/2018	0
208672344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Spoke with borrower spouse; spouse had question about payments; agent advised spouse that escrow are increasing effective 4/XX/17; no payment secured
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment, which was accepted.  Payment confirmation was emailed to Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  inbound call from borrower to process payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	5/XX/2018	0
208672641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208671925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  08/XX/2018 XX premium amount due $XXEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	8/XX/2018	0
208672619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208672645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Called the borrower processed payment and provided confirmation number. Advised the borrower of retention options repayment plan and mod borrower advised may look into the options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	7/XX/2018	0
208674248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make payments reason for delinquencies is other since borrower stated things have been tough.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments indicate bororwer is still under the representation of a bankruptcy attorney.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208676240	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower disputed delinquency originating in December 2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  The borrower made two payments in November and one was supposed to be for December payment however the borrower was advised the December payment was never received and it caused the loan to go into default..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208675565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was advised of interest rate increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower std they are on XX and to reach out to them at a later time
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  RFD: UNEMPLOYMENT. BORROWER  IS NOT ABLE TO MAKE PAYMENT IN JUNE.  BORROWER IS GOING BACK TO WORK NEXT WEEK AS XX  SHE IS NOT AWARE  OF WHAT HER INCOME FROM THAT JOB WILL BE.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised of the total amount due for $XX. The borrower advised the RFD is sue to Excessive Obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: N/A	8/XX/2018	6/XX/2018	0
208670283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: The borrower had filed bankruptcy but there are no notes regarding filing dates or discharged/dismissal dates.	8/XX/2018	6/XX/2018	0
208675563	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Payment inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported a claim on 09/XX/2016 as a result of wind damage that occurred on 09/XX/2016.  The borrower stated a tree fell on the house.  Claim funds were received in the amount of $XX. On 12/XX/2017 the claim was pending the 90% inspection.  The borrower stated on 05/XX/2018 the inspection was completed 3-4 weeks ago and the results are still pending.  The comments state the inspector couldn't reach the borrower and the inspection is still pending to be scheduled.  The damage repair amount is estimated at $XX9.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
							ADDITIONAL INFORMATION: 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2016 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM NUMBER: XX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEFXXX XX 9/XX/2016 3:26:23 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2016 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XX0 CLAIM NUMBER: XX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEFXX XX 9/XX/2016 3:26:23 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.	8/XX/2018	8/XX/2018	0